     Filed with the Securities and Exchange Commission on December 7, 2012

               Registration No. 333-130989 Investment Company Act No. 811-07325

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 34


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 126


                               -----------------

             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         PRUCO LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               -----------------

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 367-1730
   (Address and telephone number of depositor's principal executive offices)

                             J. MICHAEL LOW, ESQ.
                               LOW & COHEN, PLLC
                      2999 NORTH 44/TH/ STREET, SUITE 550
                            PHOENIX, ARIZONA 85018
                                (602) 648-4040
           (Name, address and telephone number of agent for service)

                                  COPIES TO:

                                 LYNN K. STONE
                                VICE PRESIDENT
                         PRUCO LIFE INSURANCE COMPANY
                             213 WASHINGTON STREET
                             NEWARK, NJ 07102-2992
                                (203) 402-1382

          Approximate Date of Proposed Sale to the Public: Continuous

                               -----------------

It is proposed that this filing become effective: (check appropriate space)


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on ______ pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[_] on ______ pursuant to paragraph (a)(i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:

              Interest in Individual Variable Annuity Contracts.

================================================================================

Premier

                               EXPLANATORY NOTE:


Registrant is filing this Post-Effective Amendment No. 34 to Registration Statement No. 333-130989 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 34 incorporates by reference the prospectus dated May 1, 2012, contained in Part A of Post-Effective Amendment No. 31, filed on April 23, 2012 and a Prospectus supplement, included in Post-Effective Amendment No.33, filed on August 16, 2012.

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                       Supplement dated December 7, 2012
                     to Prospectuses dated May 1, 2012 and
                       Prospectuses dated August 20, 2012

 This supplement should be read and retained with the prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888.
--------------------------------------------------------------------------------

 We are issuing this supplement to reflect an addition of a new Advanced Series Trust Portfolio.

 In addition, we announce that the following Portfolio will be added as a Sub-account to your Annuity effective on or about December 31, 2012; however please note that you may not allocate Purchase Payments to or make transfers to or from this Sub-account, and that this Sub-account is available only with certain optional living benefits. To reflect this new Portfolio, we make the following disclosure changes:

..   We add the name of the AST Bond Portfolio 2024 to the inside front cover of the prospectus.

..   In the section entitled, "Summary of Contract Fees and Charges" we set forth the following fees of the AST Bond Portfolio 2024 in the table of Underlying Mutual Fund Portfolio Annual Expenses:

       UNDERLYING                                                                                Total
       PORTFOLIO                                                        Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                             Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                          Management   Other   Distribution Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses* (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2024    0.64%      0.36%      0.00%        0.00%       0.00%       0.00%     1.00%       0.00%       1.00%

 * The Portfolio will commence operations on or about January 2, 2013. Estimate based in part on assumed average daily net assets of $50 million for the Portfolio for the fiscal year ending December 31, 2013.

..   In the section entitled "Investment Options" we add the following summary description of the AST Bond Portfolio 2024 to the Investment
    Objectives/Policies table as follows:

        STYLE/      INVESTMENT OBJECTIVES/POLICIES        PORTFOLIO
        TYPE                                               ADVISOR/
                                                         SUB-ADVISOR
       ------------------------------------------------------------------
                        ADVANCED SERIES TRUST
       ------------------------------------------------------------------
       FIXED     AST Bond Portfolio 2024: seeks the       Prudential
       INCOME    highest total return for a specific      Investment
                 period of time, consistent with the    Management Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on
                 December 31, 2024. Please note that
                 you may not make purchase payments
                 to this Portfolio, and that this
                 Portfolio is available only with
                 certain optional living benefits.
       ------------------------------------------------------------------

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION


           May 1, 2012 as Supplemented July 24 and December 7, 2012


             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          VARIABLE ANNUITY CONTRACTS

The Prudential Premier Variable Annuity B Series(SM) ("B Series"), Prudential Premier Variable Annuity L Series(SM) ("L Series") and Prudential Premier Variable Annuity X Series(SM) ("X Series") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated
May 1, 2012. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

                               TABLE OF CONTENTS

               Company.......................................  2
               Experts.......................................  2
               Principal Underwriter.........................  2
               Payments Made to Promote Sale of Our Products.  2
               Determination of Accumulation Unit Values.....  4
               Separate Account Financial Information........ A1
               Company Financial Information................. B1

         Pruco Life Insurance               Prudential Annuity
                Company                       Service Center
         213 Washington Street                 P.O. Box 7960
         Newark, NJ 07102-2992                 Philadelphia,
                                            Pennsylvania 19176
                                         Telephone: (888) PRU-2888

Prudential Premier Variable Annuity B Series(SM), Prudential Premier Variable Annuity L Series(SM), and Prudential Premier Variable Annuity X Series(SM) are service marks of The Prudential Insurance Company of America.

                                    COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2011 and for each of the two years in the period ended December 31, 2011, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

                             PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers each Annuity on a continuous basis through corporate office and regional home office employees in those states in which annuities may be lawfully sold. It may also offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

With respect to all individual annuities issued by Pruco Life, PAD received commissions of $1,075,327,764, $790,486,771, and $231,193,283, in 2011, 2010,
and 2009, respectively. PAD retained none of those commissions.

As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays which are broadly defined as follows:

   . Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm (or its affiliated broker/dealers).

   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life annuity products sold through the firm (or its affiliated broker/dealers).

   . Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2011) received payment with respect to annuity business during 2011 (or as to which a payment amount was accrued during 2011). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2011, the least amount paid, and greatest amount paid, were $19.35 and $6,443,077.91, respectively.

                   DETERMINATION OF ACCUMULATION UNIT VALUES


The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a valuation Period is: (a) divided by (b), less
(c) where:

(a)is the net result of:

    (1)the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus

    (2)any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(b) is the net result of:

    (1)the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus

    (2)any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(c)is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.


As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values.

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.50%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.72335    $ 7.63028      2,766,485
    01/01/2009 to 12/31/2009.........  $ 7.63028    $ 9.34859     14,904,372
    01/01/2010 to 12/31/2010.........  $ 9.34859    $10.31243     20,023,823
    01/01/2011 to 12/31/2011.........  $10.31243    $ 9.89009     15,924,672
 AST ADVANCED STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.83756    $ 7.83651      1,736,431
    01/01/2009 to 12/31/2009.........  $ 7.83651    $ 9.74357      9,538,287
    01/01/2010 to 12/31/2010.........  $ 9.74357    $10.91538     12,264,550
    01/01/2011 to 12/31/2011.........  $10.91538    $10.76640     10,002,302
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.07540    $ 6.98402         66,054
    01/01/2009 to 12/31/2009.........  $ 6.98402    $ 8.10380        370,098
    01/01/2010 to 12/31/2010.........  $ 8.10380    $ 9.08951        533,317
    01/01/2011 to 12/31/2011.........  $ 9.08951    $ 9.27515        365,511
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.80042    $ 7.93788      3,217,125
    01/01/2009 to 12/31/2009.........  $ 7.93788    $ 9.64261     22,396,485
    01/01/2010 to 12/31/2010.........  $ 9.64261    $10.66999     27,481,570
    01/01/2011 to 12/31/2011.........  $10.66999    $10.38471     23,079,991
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99878    $ 9.17771        355,070
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.28356    $ 6.79217         39,347
    01/01/2009 to 12/31/2009.........  $ 6.79217    $ 7.91375         62,484
    01/01/2010 to 12/31/2010.........  $ 7.91375    $ 8.76694        116,894
    01/01/2011 to 12/31/2011.........  $ 8.76694    $ 8.59508        192,012

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99918    $ 9.40889              0
    01/01/2010 to 12/31/2010.........  $ 9.40889    $10.25033              0
    01/01/2011 to 12/31/2011.........  $10.25033    $11.07246              0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........  $ 9.99878    $12.07153        399,857
    01/01/2009 to 12/31/2009.........  $12.07153    $11.17358        478,751
    01/01/2010 to 12/31/2010.........  $11.17358    $12.23975        293,900
    01/01/2011 to 12/31/2011.........  $12.23975    $13.69665        187,601
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........  $ 9.99878    $12.14063        317,926
    01/01/2009 to 12/31/2009.........  $12.14063    $11.04013        336,072
    01/01/2010 to 12/31/2010.........  $11.04013    $12.11276        292,341
    01/01/2011 to 12/31/2011.........  $12.11276    $13.84010        214,577
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99918    $ 8.81766          6,387
    01/01/2010 to 12/31/2010.........  $ 8.81766    $ 9.71629        506,289
    01/01/2011 to 12/31/2011.........  $ 9.71629    $11.36070         62,776
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99837    $11.04436        525,471
    01/01/2011 to 12/31/2011.........  $11.04436    $13.09020        329,913
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99878    $12.05974        583,275
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.70042    $ 7.35768      3,324,007
    01/01/2009 to 12/31/2009.........  $ 7.35768    $ 9.08512     27,766,949
    01/01/2010 to 12/31/2010.........  $ 9.08512    $10.14802     35,672,651
    01/01/2011 to 12/31/2011.........  $10.14802    $ 9.75559     25,060,857
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09932    $ 6.70558        324,280
    01/01/2009 to 12/31/2009.........  $ 6.70558    $ 8.38031      7,617,744
    01/01/2010 to 12/31/2010.........  $ 8.38031    $ 9.44069     10,574,472
    01/01/2011 to 12/31/2011.........  $ 9.44069    $ 9.07919      7,378,512
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08114    $ 7.35525        413,548
    01/01/2009 to 12/31/2009.........  $ 7.35525    $ 8.94137      6,882,786
    01/01/2010 to 12/31/2010.........  $ 8.94137    $ 9.85912      9,792,621
    01/01/2011 to 12/31/2011.........  $ 9.85912    $ 9.53718      7,957,109

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST COHEN & STEERS REALTY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.59840    $ 6.12347         21,438
    01/01/2009 to 12/31/2009.........  $ 6.12347    $ 7.95926        200,555
    01/01/2010 to 12/31/2010.........  $ 7.95926    $10.09166        270,184
    01/01/2011 to 12/31/2011.........  $10.09166    $10.59795        176,026
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 07/18/2008.........  $ 7.94983    $ 7.77774              0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.74117    $ 6.01124         16,033
    01/01/2009 to 12/31/2009.........  $ 6.01124    $ 7.85687        140,595
    01/01/2010 to 12/31/2010.........  $ 7.85687    $10.26015        216,541
    01/01/2011 to 12/31/2011.........  $10.26015    $ 8.78323        281,728
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10365    $ 7.51563        101,423
    01/01/2009 to 12/31/2009.........  $ 7.51563    $ 8.97650      2,014,143
    01/01/2010 to 12/31/2010.........  $ 8.97650    $10.02218      2,650,510
    01/01/2011 to 12/31/2011.........  $10.02218    $ 9.63018      2,170,558
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.75357    $ 7.27517        652,738
    01/01/2009 to 12/31/2009.........  $ 7.27517    $ 8.87719      4,414,396
    01/01/2010 to 12/31/2010.........  $ 8.87719    $10.00230      5,646,340
    01/01/2011 to 12/31/2011.........  $10.00230    $ 9.70641      4,475,561
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.55542    $ 6.61574      1,325,429
    01/01/2009 to 12/31/2009.........  $ 6.61574    $ 8.21100     10,512,805
    01/01/2010 to 12/31/2010.........  $ 8.21100    $ 9.62824     14,142,540
    01/01/2011 to 12/31/2011.........  $ 9.62824    $ 8.89662      9,469,011
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99878    $ 7.47907        140,683
    01/01/2009 to 11/13/2009.........  $ 7.47907    $ 8.37764              0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17546    $ 6.11844          4,684
    01/01/2009 to 12/31/2009.........  $ 6.11844    $ 8.14381         88,087
    01/01/2010 to 12/31/2010.........  $ 8.14381    $ 9.64413        130,111
    01/01/2011 to 12/31/2011.........  $ 9.64413    $ 9.02305         99,845
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.30860    $ 6.78433         30,727
    01/01/2009 to 12/31/2009.........  $ 6.78433    $ 9.98592        303,957
    01/01/2010 to 12/31/2010.........  $ 9.98592    $10.85057        740,197
    01/01/2011 to 12/31/2011.........  $10.85057    $10.26731        440,783

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.61253    $ 6.68664        30,819
    01/01/2009 to 12/31/2009.........  $ 6.68664    $ 7.85195       532,951
    01/01/2010 to 12/31/2010.........  $ 7.85195    $ 8.73274       879,907
    01/01/2011 to 12/31/2011.........  $ 8.73274    $ 8.12897       615,982
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.49471    $ 6.77623        32,682
    01/01/2009 to 12/31/2009.........  $ 6.77623    $10.48781       305,236
    01/01/2010 to 12/31/2010.........  $10.48781    $12.38123       399,189
    01/01/2011 to 12/31/2011.........  $12.38123    $11.83537       322,143
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03366    $ 7.64561         7,451
    01/01/2009 to 12/31/2009.........  $ 7.64561    $ 9.55496       324,086
    01/01/2010 to 12/31/2010.........  $ 9.55496    $11.93357       460,281
    01/01/2011 to 12/31/2011.........  $11.93357    $11.91052       322,577
 AST HIGH YIELD PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.57290    $ 7.83540         8,093
    01/01/2009 to 12/31/2009.........  $ 7.83540    $10.46419       176,700
    01/01/2010 to 12/31/2010.........  $10.46419    $11.70145       234,276
    01/01/2011 to 12/31/2011.........  $11.70145    $11.89455       199,952
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11184    $ 7.14813       315,470
    01/01/2009 to 12/31/2009.........  $ 7.14813    $ 8.92055     5,017,948
    01/01/2010 to 12/31/2010.........  $ 8.92055    $10.00306     6,889,635
    01/01/2011 to 12/31/2011.........  $10.00306    $ 9.79933     5,414,890
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08932    $ 7.62474       322,770
    01/01/2009 to 12/31/2009.........  $ 7.62474    $ 9.26866     5,059,393
    01/01/2010 to 12/31/2010.........  $ 9.26866    $10.19072     6,648,858
    01/01/2011 to 12/31/2011.........  $10.19072    $ 9.98931     5,817,980
 AST INTERNATIONAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.10512    $ 6.10680        45,666
    01/01/2009 to 12/31/2009.........  $ 6.10680    $ 8.13975       275,645
    01/01/2010 to 12/31/2010.........  $ 8.13975    $ 9.18212       442,472
    01/01/2011 to 12/31/2011.........  $ 9.18212    $ 7.87741       337,483

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.27851    $ 6.96767         31,240
    01/01/2009 to 12/31/2009.........  $ 6.96767    $ 8.95840        130,344
    01/01/2010 to 12/31/2010.........  $ 8.95840    $ 9.80419        240,306
    01/01/2011 to 12/31/2011.........  $ 9.80419    $ 8.44724        200,202
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........  $ 9.99878    $10.74996     15,047,593
    01/01/2009 to 12/31/2009.........  $10.74996    $11.78825      5,242,501
    01/01/2010 to 12/31/2010.........  $11.78825    $12.86966      2,748,857
    01/01/2011 to 12/31/2011.........  $12.86966    $14.25768     34,923,213
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.85474    $ 8.60156        771,896
    01/01/2009 to 12/31/2009.........  $ 8.60156    $10.34049      2,734,431
    01/01/2010 to 12/31/2010.........  $10.34049    $10.93339      3,090,856
    01/01/2011 to 12/31/2011.........  $10.93339    $10.79715      2,541,355
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08417    $10.29296          3,086
    01/01/2010 to 12/31/2010.........  $10.29296    $11.28842         33,296
    01/01/2011 to 12/31/2011.........  $11.28842    $11.19543         34,290
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14555    $10.30277          4,566
    01/01/2010 to 12/31/2010.........  $10.30277    $11.54366         37,715
    01/01/2011 to 12/31/2011.........  $11.54366    $10.70544         34,557
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.37741    $ 6.59757         61,851
    01/01/2009 to 12/31/2009.........  $ 6.59757    $ 8.83238        655,709
    01/01/2010 to 12/31/2010.........  $ 8.83238    $ 9.32582        917,003
    01/01/2011 to 12/31/2011.........  $ 9.32582    $ 8.34746        612,842
 AST LARGE-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.97191    $ 6.07526         22,542
    01/01/2009 to 12/31/2009.........  $ 6.07526    $ 7.14882        156,512
    01/01/2010 to 12/31/2010.........  $ 7.14882    $ 7.97004        244,613
    01/01/2011 to 12/31/2011.........  $ 7.97004    $ 7.52387        188,784
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.72819    $ 8.29284         45,383
    01/01/2009 to 12/31/2009.........  $ 8.29284    $10.99748        166,979
    01/01/2010 to 12/31/2010.........  $10.99748    $12.28850        198,384
    01/01/2011 to 12/31/2011.........  $12.28850    $13.33842        287,491

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.42496    $ 6.43168        97,076
    01/01/2009 to 12/31/2009.........  $ 6.43168    $ 8.22245       538,455
    01/01/2010 to 12/31/2010.........  $ 8.22245    $ 9.70112       593,324
    01/01/2011 to 12/31/2011.........  $ 9.70112    $ 9.47069       499,957
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.93868    $ 7.79348        26,255
    01/01/2009 to 12/31/2009.........  $ 7.79348    $10.09751       257,117
    01/01/2010 to 12/31/2010.........  $10.09751    $11.14683       465,697
    01/01/2011 to 12/31/2011.........  $11.14683    $10.63837       285,922
 AST MFS GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.77734    $ 7.39900        18,910
    01/01/2009 to 12/31/2009.........  $ 7.39900    $ 9.06133       105,565
    01/01/2010 to 12/31/2010.........  $ 9.06133    $10.06879       451,773
    01/01/2011 to 12/31/2011.........  $10.06879    $ 9.86114       248,819
 AST MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.76425    $ 6.42811         7,428
    01/01/2009 to 12/31/2009.........  $ 6.42811    $ 8.79579        52,583
    01/01/2010 to 12/31/2010.........  $ 8.79579    $10.71178        85,350
    01/01/2011 to 12/31/2011.........  $10.71178    $10.18940        92,042
 AST MONEY MARKET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.58626    $10.66843       910,801
    01/01/2009 to 12/31/2009.........  $10.66843    $10.53641     1,680,232
    01/01/2010 to 12/31/2010.........  $10.53641    $10.38330     1,553,217
    01/01/2011 to 12/31/2011.........  $10.38330    $10.23237     2,091,652
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.38007    $ 5.88237        25,614
    01/01/2009 to 12/31/2009.........  $ 5.88237    $ 8.15096       451,654
    01/01/2010 to 12/31/2010.........  $ 8.15096    $ 9.91264       599,103
    01/01/2011 to 12/31/2011.........  $ 9.91264    $ 9.52368       411,994
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02869    $10.07378        14,489
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.85566    $ 6.88496        29,568
    01/01/2009 to 12/31/2009.........  $ 6.88496    $ 8.80389       312,516
    01/01/2010 to 12/31/2010.........  $ 8.80389    $11.16124       485,870
    01/01/2011 to 12/31/2011.........  $11.16124    $11.18202       318,566
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.60826    $ 6.26360         6,907
    01/01/2009 to 12/31/2009.........  $ 6.26360    $ 7.56354        97,328
    01/01/2010 to 12/31/2010.........  $ 7.56354    $ 8.96219       132,170
    01/01/2011 to 04/29/2011.........  $ 8.96219    $10.05822             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10152    $ 5.57838         14,700
    01/01/2009 to 12/31/2009.........  $ 5.57838    $ 9.15161        743,913
    01/01/2010 to 12/31/2010.........  $ 9.15161    $11.02430      1,470,174
    01/01/2011 to 12/31/2011.........  $11.02430    $ 8.65975        952,040
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.01241    $10.67302         59,628
    01/01/2009 to 12/31/2009.........  $10.67302    $11.59095        265,994
    01/01/2010 to 12/31/2010.........  $11.59095    $11.86479        299,753
    01/01/2011 to 12/31/2011.........  $11.86479    $11.95240        258,790
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.29409    $10.59906        357,774
    01/01/2009 to 12/31/2009.........  $10.59906    $12.16820      3,220,380
    01/01/2010 to 12/31/2010.........  $12.16820    $12.91362      4,925,040
    01/01/2011 to 12/31/2011.........  $12.91362    $13.12736      3,845,025
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.92996    $ 8.86059      1,896,364
    01/01/2009 to 12/31/2009.........  $ 8.86059    $10.47883      9,843,396
    01/01/2010 to 12/31/2010.........  $10.47883    $11.41546     11,664,036
    01/01/2011 to 12/31/2011.........  $11.41546    $11.35900     11,315,793
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01870    $10.07372         17,766
 AST QMA US EQUITY ALPHA PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.94163    $ 6.52358         18,756
    01/01/2009 to 12/31/2009.........  $ 6.52358    $ 7.82975         67,797
    01/01/2010 to 12/31/2010.........  $ 7.82975    $ 8.87493         73,005
    01/01/2011 to 12/31/2011.........  $ 8.87493    $ 9.04620         89,383
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99878    $ 8.91039              0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.72987    $ 7.81125        310,472
    01/01/2009 to 12/31/2009.........  $ 7.81125    $ 9.80559      6,946,641
    01/01/2010 to 12/31/2010.........  $ 9.80559    $10.80184     10,946,592
    01/01/2011 to 12/31/2011.........  $10.80184    $10.28267      9,070,352
 AST SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.39601    $ 6.70943          3,546
    01/01/2009 to 12/31/2009.........  $ 6.70943    $ 8.85160         82,944
    01/01/2010 to 12/31/2010.........  $ 8.85160    $11.89669         93,361
    01/01/2011 to 12/31/2011.........  $11.89669    $11.60630         86,222

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.06784    $ 6.74497         23,555
    01/01/2009 to 12/31/2009.........  $ 6.74497    $ 8.43952        111,995
    01/01/2010 to 12/31/2010.........  $ 8.43952    $10.47614        187,790
    01/01/2011 to 12/31/2011.........  $10.47614    $ 9.70463        157,655
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.62909    $ 8.13342      1,576,971
    01/01/2009 to 12/31/2009.........  $ 8.13342    $ 9.94750      9,680,800
    01/01/2010 to 12/31/2010.........  $ 9.94750    $10.93099     12,003,305
    01/01/2011 to 12/31/2011.........  $10.93099    $10.98328     10,212,898
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.82392    $ 6.02931         31,266
    01/01/2009 to 12/31/2009.........  $ 6.02931    $ 7.35383        330,707
    01/01/2010 to 12/31/2010.........  $ 7.35383    $ 8.20464        353,659
    01/01/2011 to 12/31/2011.........  $ 8.20464    $ 7.95100        268,020
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.40359    $10.70540         33,122
    01/01/2009 to 12/31/2009.........  $10.70540    $11.82496        149,402
    01/01/2010 to 12/31/2010.........  $11.82496    $12.31945        233,653
    01/01/2011 to 12/31/2011.........  $12.31945    $12.63813        214,793
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.97292    $ 6.54278         28,591
    01/01/2009 to 12/31/2009.........  $ 6.54278    $ 9.88646        726,259
    01/01/2010 to 12/31/2010.........  $ 9.88646    $11.28037      1,069,777
    01/01/2011 to 12/31/2011.........  $11.28037    $10.92552        756,407
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $12.26755    $ 6.71168         89,925
    01/01/2009 to 12/31/2009.........  $ 6.71168    $ 9.87571        563,401
    01/01/2010 to 12/31/2010.........  $ 9.87571    $11.71991      1,153,897
    01/01/2011 to 12/31/2011.........  $11.71991    $ 9.82426        662,021
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.44830    $ 6.54040        262,631
    01/01/2009 to 12/31/2009.........  $ 6.54040    $ 8.27579        505,063
    01/01/2010 to 12/31/2010.........  $ 8.27579    $ 9.34687        655,396
    01/01/2011 to 12/31/2011.........  $ 9.34687    $ 8.89064        860,753

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.23951    $ 9.32157         47,379
    01/01/2009 to 12/31/2009.........  $ 9.32157    $10.25191        785,894
    01/01/2010 to 12/31/2010.........  $10.25191    $10.88804        980,153
    01/01/2011 to 12/31/2011.........  $10.88804    $11.37369        858,288
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07816    $ 6.65060        844,756
    01/01/2009 to 12/31/2009.........  $ 6.65060    $ 8.52218     10,269,999
    01/01/2010 to 12/31/2010.........  $ 8.52218    $ 9.25603     14,399,350
    01/01/2011 to 12/31/2011.........  $ 9.25603    $ 8.96715     10,297,819

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT ONLY
           (1.65%) OR HIGHEST DAILY VALUE DEATH BENEFIT ONLY (1.65%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97011    $10.54948       487,697
    01/01/2007 to 12/31/2007.........  $10.54948    $11.33298     1,854,802
    01/01/2008 to 12/31/2008.........  $11.33298    $ 7.60018     2,685,919
    01/01/2009 to 12/31/2009.........  $ 7.60018    $ 9.29792     3,285,721
    01/01/2010 to 12/31/2010.........  $ 9.29792    $10.24139     3,429,840
    01/01/2011 to 12/31/2011.........  $10.24139    $ 9.80739     3,046,784
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98883    $10.49311       107,572
    01/01/2007 to 12/31/2007.........  $10.49311    $11.30326       444,522
    01/01/2008 to 12/31/2008.........  $11.30326    $ 7.80552       753,486
    01/01/2009 to 12/31/2009.........  $ 7.80552    $ 9.69070     1,199,167
    01/01/2010 to 12/31/2010.........  $ 9.69070    $10.84010     1,158,627
    01/01/2011 to 12/31/2011.........  $10.84010    $10.67621     1,035,722
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98446    $11.02798        16,675
    01/01/2007 to 12/31/2007.........  $11.02798    $10.83649        66,519
    01/01/2008 to 12/31/2008.........  $10.83649    $ 6.95643        71,045
    01/01/2009 to 12/31/2009.........  $ 6.95643    $ 8.05991        68,827
    01/01/2010 to 12/31/2010.........  $ 8.05991    $ 9.02698        74,528
    01/01/2011 to 12/31/2011.........  $ 9.02698    $ 9.19777        76,749
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97952    $10.50591       143,900
    01/01/2007 to 12/31/2007.........  $10.50591    $11.27241       925,331
    01/01/2008 to 12/31/2008.........  $11.27241    $ 7.90646     2,090,659
    01/01/2009 to 12/31/2009.........  $ 7.90646    $ 9.59027     3,049,096
    01/01/2010 to 12/31/2010.........  $ 9.59027    $10.59642     3,044,459
    01/01/2011 to 12/31/2011.........  $10.59642    $10.29793     2,701,491

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99865    $ 9.16856        29,880
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.94935    $11.02043        31,545
    01/01/2007 to 12/31/2007.........  $11.02043    $10.96842        93,783
    01/01/2008 to 12/31/2008.........  $10.96842    $ 6.76530        96,543
    01/01/2009 to 12/31/2009.........  $ 6.76530    $ 7.87070        90,846
    01/01/2010 to 12/31/2010.........  $ 7.87070    $ 8.70630        78,103
    01/01/2011 to 12/31/2011.........  $ 8.70630    $ 8.52302        52,958
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97982    $10.60788       461,576
    01/01/2007 to 12/31/2007.........  $10.60788    $11.45013     1,759,163
    01/01/2008 to 12/31/2008.........  $11.45013    $ 7.32855     2,548,016
    01/01/2009 to 12/31/2009.........  $ 7.32855    $ 9.03569     3,679,569
    01/01/2010 to 12/31/2010.........  $ 9.03569    $10.07788     3,460,649
    01/01/2011 to 12/31/2011.........  $10.07788    $ 9.67392     2,877,573
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09928    $ 6.69889       137,390
    01/01/2009 to 12/31/2009.........  $ 6.69889    $ 8.35963       353,784
    01/01/2010 to 12/31/2010.........  $ 8.35963    $ 9.40345       390,069
    01/01/2011 to 12/31/2011.........  $ 9.40345    $ 9.03008       320,388
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08110    $ 7.34793       220,131
    01/01/2009 to 12/31/2009.........  $ 7.34793    $ 8.91933       461,773
    01/01/2010 to 12/31/2010.........  $ 8.91933    $ 9.82025       467,291
    01/01/2011 to 12/31/2011.........  $ 9.82025    $ 9.48556       373,699
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.88709    $12.12112        16,960
    01/01/2007 to 12/31/2007.........  $12.12112    $ 9.54601        47,347
    01/01/2008 to 12/31/2008.........  $ 9.54601    $ 6.09916        56,265
    01/01/2009 to 12/31/2009.........  $ 6.09916    $ 7.91593        65,683
    01/01/2010 to 12/31/2010.........  $ 7.91593    $10.02187        65,418
    01/01/2011 to 12/31/2011.........  $10.02187    $10.50911        62,975
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98293    $10.45835        16,023
    01/01/2007 to 12/31/2007.........  $10.45835    $ 8.45979        48,423
    01/01/2008 to 07/18/2008.........  $ 8.45979    $ 7.75229             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99865    $ 9.95128        15,281
    01/01/2007 to 12/31/2007.........  $ 9.95128    $10.88644        49,902
    01/01/2008 to 12/31/2008.........  $10.88644    $ 5.98743        49,091
    01/01/2009 to 12/31/2009.........  $ 5.98743    $ 7.81408        44,102
    01/01/2010 to 12/31/2010.........  $ 7.81408    $10.18920        51,859
    01/01/2011 to 12/31/2011.........  $10.18920    $ 8.70962        61,268
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10361    $ 7.50820        21,029
    01/01/2009 to 12/31/2009.........  $ 7.50820    $ 8.95453       113,391
    01/01/2010 to 12/31/2010.........  $ 8.95453    $ 9.98291       130,673
    01/01/2011 to 12/31/2011.........  $ 9.98291    $ 9.57831       105,031
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99865    $10.52917        65,461
    01/01/2007 to 12/31/2007.........  $10.52917    $11.24372       258,836
    01/01/2008 to 12/31/2008.........  $11.24372    $ 7.24644       517,995
    01/01/2009 to 12/31/2009.........  $ 7.24644    $ 8.82912       922,399
    01/01/2010 to 12/31/2010.........  $ 8.82912    $ 9.93343       933,117
    01/01/2011 to 12/31/2011.........  $ 9.93343    $ 9.62534       823,011
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99865    $10.30802        94,690
    01/01/2007 to 12/31/2007.........  $10.30802    $11.29766       317,418
    01/01/2008 to 12/31/2008.........  $11.29766    $ 6.58955       641,167
    01/01/2009 to 12/31/2009.........  $ 6.58955    $ 8.16634     1,549,411
    01/01/2010 to 12/31/2010.........  $ 8.16634    $ 9.56178     1,630,792
    01/01/2011 to 12/31/2011.........  $ 9.56178    $ 8.82213     1,304,314
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99866    $ 7.47405        43,296
    01/01/2009 to 11/13/2009.........  $ 7.47405    $ 8.36134             0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17534    $ 6.11429         1,386
    01/01/2009 to 12/31/2009.........  $ 6.11429    $ 8.12626         8,791
    01/01/2010 to 12/31/2010.........  $ 8.12626    $ 9.60916        13,854
    01/01/2011 to 12/31/2011.........  $ 9.60916    $ 8.97701         9,950
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.93501    $10.25572        14,290
    01/01/2007 to 12/31/2007.........  $10.25572    $11.50010        78,058
    01/01/2008 to 12/31/2008.........  $11.50010    $ 6.75746        85,412
    01/01/2009 to 12/31/2009.........  $ 6.75746    $ 9.93164       110,215
    01/01/2010 to 12/31/2010.........  $ 9.93164    $10.77574        96,946
    01/01/2011 to 12/31/2011.........  $10.77574    $10.18156        75,294

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96061    $11.03839       61,226
    01/01/2007 to 12/31/2007.........  $11.03839    $11.41506      161,603
    01/01/2008 to 12/31/2008.........  $11.41506    $ 6.66024      186,756
    01/01/2009 to 12/31/2009.........  $ 6.66024    $ 7.80947      198,757
    01/01/2010 to 12/31/2010.........  $ 7.80947    $ 8.67272      192,683
    01/01/2011 to 12/31/2011.........  $ 8.67272    $ 8.06126      187,595
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95800    $ 9.87049       29,431
    01/01/2007 to 12/31/2007.........  $ 9.87049    $11.58795       66,212
    01/01/2008 to 12/31/2008.........  $11.58795    $ 6.74938       58,121
    01/01/2009 to 12/31/2009.........  $ 6.74938    $10.43074       72,190
    01/01/2010 to 12/31/2010.........  $10.43074    $12.29580       57,123
    01/01/2011 to 12/31/2011.........  $12.29580    $11.73634       42,478
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03354    $ 7.64045        6,241
    01/01/2009 to 12/31/2009.........  $ 7.64045    $ 9.53436       29,203
    01/01/2010 to 12/31/2010.........  $ 9.53436    $11.89029       30,445
    01/01/2011 to 12/31/2011.........  $11.89029    $11.84988       36,639
 AST HIGH YIELD PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99865    $10.56935       15,966
    01/01/2007 to 12/31/2007.........  $10.56935    $10.65488       41,345
    01/01/2008 to 12/31/2008.........  $10.65488    $ 7.80440       46,851
    01/01/2009 to 12/31/2009.........  $ 7.80440    $10.40735       50,576
    01/01/2010 to 12/31/2010.........  $10.40735    $11.62059       66,112
    01/01/2011 to 12/31/2011.........  $11.62059    $11.79497       64,444
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11180    $ 7.14101       57,309
    01/01/2009 to 12/31/2009.........  $ 7.14101    $ 8.89848      167,078
    01/01/2010 to 12/31/2010.........  $ 8.89848    $ 9.96363      161,135
    01/01/2011 to 12/31/2011.........  $ 9.96363    $ 9.74635      138,483
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08928    $ 7.61724       98,525
    01/01/2009 to 12/31/2009.........  $ 7.61724    $ 9.24585      384,920
    01/01/2010 to 12/31/2010.........  $ 9.24585    $10.15070      399,981
    01/01/2011 to 12/31/2011.........  $10.15070    $ 9.93550      366,687
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99217    $10.60857       19,994
    01/01/2007 to 12/31/2007.........  $10.60857    $12.42369       80,256
    01/01/2008 to 12/31/2008.........  $12.42369    $ 6.08255      103,115
    01/01/2009 to 12/31/2009.........  $ 6.08255    $ 8.09541       95,273
    01/01/2010 to 12/31/2010.........  $ 8.09541    $ 9.11863       80,477
    01/01/2011 to 12/31/2011.........  $ 9.11863    $ 7.81141       80,912

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2006* to 12/31/2006........  $10.01032    $10.87172        27,393
    01/01/2007 to 12/31/2007.........  $10.87172    $12.59851       121,133
    01/01/2008 to 12/31/2008.........  $12.59851    $ 6.94006       119,269
    01/01/2009 to 12/31/2009.........  $ 6.94006    $ 8.90971       107,906
    01/01/2010 to 12/31/2010.........  $ 8.90971    $ 9.73649        96,361
    01/01/2011 to 12/31/2011.........  $ 9.73649    $ 8.37653        72,762
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........  $ 9.99866    $10.73516     2,822,391
    01/01/2009 to 12/31/2009.........  $10.73516    $11.75464       861,140
    01/01/2010 to 12/31/2010.........  $11.75464    $12.81394       416,680
    01/01/2011 to 12/31/2011.........  $12.81394    $14.17510     1,812,703
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96731    $10.54184        32,202
    01/01/2007 to 12/31/2007.........  $10.54184    $10.57119       105,344
    01/01/2008 to 12/31/2008.........  $10.57119    $ 8.56758       377,855
    01/01/2009 to 12/31/2009.........  $ 8.56758    $10.28448       749,651
    01/01/2010 to 12/31/2010.........  $10.28448    $10.85815       787,151
    01/01/2011 to 12/31/2011.........  $10.85815    $10.70701       701,140
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08404    $10.29095             0
    01/01/2010 to 12/31/2010.........  $10.29095    $11.26970         1,015
    01/01/2011 to 12/31/2011.........  $11.26970    $11.16040         2,312
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14543    $10.30077             0
    01/01/2010 to 12/31/2010.........  $10.30077    $11.52437         3,831
    01/01/2011 to 12/31/2011.........  $11.52437    $10.67179         4,122
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99865    $10.58528        31,391
    01/01/2007 to 12/31/2007.........  $10.58528    $11.39557       135,112
    01/01/2008 to 12/31/2008.........  $11.39557    $ 6.57144       143,586
    01/01/2009 to 12/31/2009.........  $ 6.57144    $ 8.78442       144,183
    01/01/2010 to 12/31/2010.........  $ 8.78442    $ 9.26146       128,745
    01/01/2011 to 12/31/2011.........  $ 9.26146    $ 8.27757       112,025
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95998    $11.01653        33,440
    01/01/2007 to 12/31/2007.........  $11.01653    $10.51304        87,985
    01/01/2008 to 12/31/2008.........  $10.51304    $ 6.05120        80,069
    01/01/2009 to 12/31/2009.........  $ 6.05120    $ 7.10983        77,740
    01/01/2010 to 12/31/2010.........  $ 7.10983    $ 7.91480        70,856
    01/01/2011 to 12/31/2011.........  $ 7.91480    $ 7.46079        72,683

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99865    $10.48364        3,941
    01/01/2007 to 12/31/2007.........  $10.48364    $10.94031       66,536
    01/01/2008 to 12/31/2008.........  $10.94031    $ 8.26004       57,151
    01/01/2009 to 12/31/2009.........  $ 8.26004    $10.93768       76,627
    01/01/2010 to 12/31/2010.........  $10.93768    $12.20358       72,641
    01/01/2011 to 12/31/2011.........  $12.20358    $13.22678       62,743
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.94812    $10.22050       70,736
    01/01/2007 to 12/31/2007.........  $10.22050    $11.55829      170,702
    01/01/2008 to 12/31/2008.........  $11.55829    $ 6.40604      186,973
    01/01/2009 to 12/31/2009.........  $ 6.40604    $ 8.17757      192,301
    01/01/2010 to 12/31/2010.........  $ 8.17757    $ 9.63384      172,879
    01/01/2011 to 12/31/2011.........  $ 9.63384    $ 9.39115      159,263
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96019    $11.10805       49,656
    01/01/2007 to 12/31/2007.........  $11.10805    $11.95409       98,340
    01/01/2008 to 12/31/2008.........  $11.95409    $ 7.76261      101,174
    01/01/2009 to 12/31/2009.........  $ 7.76261    $10.04269      100,495
    01/01/2010 to 12/31/2010.........  $10.04269    $11.06986       81,948
    01/01/2011 to 12/31/2011.........  $11.06986    $10.54922       76,210
 AST MFS GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.93177    $10.38694       11,858
    01/01/2007 to 12/31/2007.........  $10.38694    $11.76121       47,706
    01/01/2008 to 12/31/2008.........  $11.76121    $ 7.36982       50,926
    01/01/2009 to 12/31/2009.........  $ 7.36982    $ 9.01224       51,365
    01/01/2010 to 12/31/2010.........  $ 9.01224    $ 9.99944       43,257
    01/01/2011 to 12/31/2011.........  $ 9.99944    $ 9.77887       26,411
 AST MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.92909    $10.40684       18,461
    01/01/2007 to 12/31/2007.........  $10.40684    $10.51880       44,871
    01/01/2008 to 12/31/2008.........  $10.51880    $ 6.40279       31,736
    01/01/2009 to 12/31/2009.........  $ 6.40279    $ 8.74826       34,653
    01/01/2010 to 12/31/2010.........  $ 8.74826    $10.63810       23,799
    01/01/2011 to 12/31/2011.........  $10.63810    $10.10447       22,895
 AST MONEY MARKET PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99983    $10.21135       37,836
    01/01/2007 to 12/31/2007.........  $10.21135    $10.53730      305,019
    01/01/2008 to 12/31/2008.........  $10.53730    $10.62637      517,207
    01/01/2009 to 12/31/2009.........  $10.62637    $10.47945      538,228
    01/01/2010 to 12/31/2010.........  $10.47945    $10.31183      496,930
    01/01/2011 to 12/31/2011.........  $10.31183    $10.14710      548,492

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.03579    $10.16355       22,815
    01/01/2007 to 12/31/2007.........  $10.16355    $10.31459       67,598
    01/01/2008 to 12/31/2008.........  $10.31459    $ 5.85900       69,851
    01/01/2009 to 12/31/2009.........  $ 5.85900    $ 8.10662       73,419
    01/01/2010 to 12/31/2010.........  $ 8.10662    $ 9.84416       68,600
    01/01/2011 to 12/31/2011.........  $ 9.84416    $ 9.44403       76,130
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02857    $10.07124            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96504    $10.20654       24,867
    01/01/2007 to 12/31/2007.........  $10.20654    $12.26927       91,509
    01/01/2008 to 12/31/2008.........  $12.26927    $ 6.85770       89,642
    01/01/2009 to 12/31/2009.........  $ 6.85770    $ 8.75599       86,258
    01/01/2010 to 12/31/2010.........  $ 8.75599    $11.08408       89,078
    01/01/2011 to 12/31/2011.........  $11.08408    $11.08835       74,353
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98807    $ 9.45107       19,223
    01/01/2007 to 12/31/2007.........  $ 9.45107    $11.03677       43,081
    01/01/2008 to 12/31/2008.........  $11.03677    $ 6.23874       32,942
    01/01/2009 to 12/31/2009.........  $ 6.23874    $ 7.52236       30,876
    01/01/2010 to 12/31/2010.........  $ 7.52236    $ 8.90021       25,743
    01/01/2011 to 04/29/2011.........  $ 8.90021    $ 9.98386            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10140    $ 5.57466       47,974
    01/01/2009 to 12/31/2009.........  $ 5.57466    $ 9.13201       30,214
    01/01/2010 to 12/31/2010.........  $ 9.13201    $10.98452       45,726
    01/01/2011 to 12/31/2011.........  $10.98452    $ 8.61581       33,942
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98026    $10.17287       37,130
    01/01/2007 to 12/31/2007.........  $10.17287    $10.68713       36,038
    01/01/2008 to 12/31/2008.........  $10.68713    $10.63079       63,201
    01/01/2009 to 12/31/2009.........  $10.63079    $11.52813       89,327
    01/01/2010 to 12/31/2010.........  $11.52813    $11.78327       90,177
    01/01/2011 to 12/31/2011.........  $11.78327    $11.85284       79,097
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.97131    $10.30548       64,753
    01/01/2007 to 12/31/2007.........  $10.30548    $10.97951      203,059
    01/01/2008 to 12/31/2008.........  $10.97951    $10.55713      331,709
    01/01/2009 to 12/31/2009.........  $10.55713    $12.10214      520,375
    01/01/2010 to 12/31/2010.........  $12.10214    $12.82467      593,992
    01/01/2011 to 12/31/2011.........  $12.82467    $13.01780      509,530

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97924    $10.41890        92,972
    01/01/2007 to 12/31/2007.........  $10.41890    $11.14257       236,565
    01/01/2008 to 12/31/2008.........  $11.14257    $ 8.82571       974,539
    01/01/2009 to 12/31/2009.........  $ 8.82571    $10.42225     2,264,620
    01/01/2010 to 12/31/2010.........  $10.42225    $11.33708     2,304,998
    01/01/2011 to 12/31/2011.........  $11.33708    $11.26440     2,132,977
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01858    $10.07112             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95088    $10.73335        15,164
    01/01/2007 to 12/31/2007.........  $10.73335    $10.77810       137,106
    01/01/2008 to 12/31/2008.........  $10.77810    $ 6.49780       149,120
    01/01/2009 to 12/31/2009.........  $ 6.49780    $ 7.78724       145,556
    01/01/2010 to 12/31/2010.........  $ 7.78724    $ 8.81374       126,539
    01/01/2011 to 12/31/2011.........  $ 8.81374    $ 8.97066        89,956
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99865    $ 8.90152             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98441    $10.57410         8,013
    01/01/2007 to 12/31/2007.........  $10.57410    $11.32929        56,279
    01/01/2008 to 12/31/2008.........  $11.32929    $ 7.78043       139,992
    01/01/2009 to 12/31/2009.........  $ 7.78043    $ 9.75240       279,973
    01/01/2010 to 12/31/2010.........  $ 9.75240    $10.72732       364,104
    01/01/2011 to 12/31/2011.........  $10.72732    $10.19665       338,233
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.90514    $ 9.91537        17,059
    01/01/2007 to 12/31/2007.........  $ 9.91537    $10.45096        37,088
    01/01/2008 to 12/31/2008.........  $10.45096    $ 6.68287        45,522
    01/01/2009 to 12/31/2009.........  $ 6.68287    $ 8.80353        41,424
    01/01/2010 to 12/31/2010.........  $ 8.80353    $11.81481        40,933
    01/01/2011 to 12/31/2011.........  $11.81481    $11.50952        38,343
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99248    $10.46496        19,385
    01/01/2007 to 12/31/2007.........  $10.46496    $ 9.71682        42,102
    01/01/2008 to 12/31/2008.........  $ 9.71682    $ 6.71834        77,182
    01/01/2009 to 12/31/2009.........  $ 6.71834    $ 8.39383        75,774
    01/01/2010 to 12/31/2010.........  $ 8.39383    $10.40404        64,263
    01/01/2011 to 12/31/2011.........  $10.40404    $ 9.62370        69,667

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96819    $10.63207        20,537
    01/01/2007 to 12/31/2007.........  $10.63207    $11.11985       628,407
    01/01/2008 to 12/31/2008.........  $11.11985    $ 8.10113       996,525
    01/01/2009 to 12/31/2009.........  $ 8.10113    $ 9.89341       963,504
    01/01/2010 to 12/31/2010.........  $ 9.89341    $10.85547     1,022,083
    01/01/2011 to 12/31/2011.........  $10.85547    $10.89139     1,009,621
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95050    $11.07358         6,425
    01/01/2007 to 12/31/2007.........  $11.07358    $10.50436        52,582
    01/01/2008 to 12/31/2008.........  $10.50436    $ 6.00540        55,418
    01/01/2009 to 12/31/2009.........  $ 6.00540    $ 7.31377        62,618
    01/01/2010 to 12/31/2010.........  $ 7.31377    $ 8.14800        64,639
    01/01/2011 to 12/31/2011.........  $ 8.14800    $ 7.88448        55,316
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98965    $10.30028        10,514
    01/01/2007 to 12/31/2007.........  $10.30028    $11.10959        50,861
    01/01/2008 to 12/31/2008.........  $11.10959    $10.66311        47,286
    01/01/2009 to 12/31/2009.........  $10.66311    $11.76100        57,136
    01/01/2010 to 12/31/2010.........  $11.76100    $12.23466        65,204
    01/01/2011 to 12/31/2011.........  $12.23466    $12.53271        55,436
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.94018    $10.46916        33,379
    01/01/2007 to 12/31/2007.........  $10.46916    $11.14637       103,389
    01/01/2008 to 12/31/2008.........  $11.14637    $ 6.51691       107,613
    01/01/2009 to 12/31/2009.........  $ 6.51691    $ 9.83292       104,528
    01/01/2010 to 12/31/2010.........  $ 9.83292    $11.20279        87,626
    01/01/2011 to 12/31/2011.........  $11.20279    $10.83436        90,509
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.14750    $ 9.83031        48,980
    01/01/2007 to 12/31/2007.........  $ 9.83031    $13.58724       227,197
    01/01/2008 to 12/31/2008.........  $13.58724    $ 6.68500       286,220
    01/01/2009 to 12/31/2009.........  $ 6.68500    $ 9.82196       310,772
    01/01/2010 to 12/31/2010.........  $ 9.82196    $11.63889       294,395
    01/01/2011 to 12/31/2011.........  $11.63889    $ 9.74194       226,919
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97075    $10.65444        81,968
    01/01/2007 to 12/31/2007.........  $10.65444    $11.48247       397,218
    01/01/2008 to 12/31/2008.........  $11.48247    $ 6.51462       474,602
    01/01/2009 to 12/31/2009.........  $ 6.51462    $ 8.23096       481,950
    01/01/2010 to 12/31/2010.........  $ 8.23096    $ 9.28255       362,465
    01/01/2011 to 12/31/2011.........  $ 9.28255    $ 8.81652       354,917

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99865    $ 9.97982            0
    01/01/2008 to 12/31/2008.........  $ 9.97982    $ 9.30609       42,799
    01/01/2009 to 12/31/2009.........  $ 9.30609    $10.21975       83,444
    01/01/2010 to 12/31/2010.........  $10.21975    $10.83793       82,277
    01/01/2011 to 12/31/2011.........  $10.83793    $11.30449       65,069
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07812    $ 6.64404      140,497
    01/01/2009 to 12/31/2009.........  $ 6.64404    $ 8.50125      347,789
    01/01/2010 to 12/31/2010.........  $ 8.50125    $ 9.21963      372,157
    01/01/2011 to 12/31/2011.........  $ 9.21963    $ 8.91860      334,271

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT ONLY (1.75%) OR HIGHEST
   DAILY LIFETIME FIVE INCOME BENEFIT ONLY (1.75%) OR HD GRO 60 BPS (1.75%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97003    $10.54251     1,800,950
    01/01/2007 to 12/31/2007.........  $10.54251    $11.31443     7,345,965
    01/01/2008 to 12/31/2008.........  $11.31443    $ 7.58029     5,248,292
    01/01/2009 to 12/31/2009.........  $ 7.58029    $ 9.26448     5,326,490
    01/01/2010 to 12/31/2010.........  $ 9.26448    $10.19462     5,089,366
    01/01/2011 to 12/31/2011.........  $10.19462    $ 9.75312     4,414,821
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98875    $10.48624       491,170
    01/01/2007 to 12/31/2007.........  $10.48624    $11.28462     2,149,669
    01/01/2008 to 12/31/2008.........  $11.28462    $ 7.78498     1,496,155
    01/01/2009 to 12/31/2009.........  $ 7.78498    $ 9.65571     1,546,021
    01/01/2010 to 12/31/2010.........  $ 9.65571    $10.79033     1,571,211
    01/01/2011 to 12/31/2011.........  $10.79033    $10.61693     1,431,282
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98438    $11.02064             0
    01/01/2007 to 12/31/2007.........  $11.02064    $10.81865             0
    01/01/2008 to 12/31/2008.........  $10.81865    $ 6.93814             0
    01/01/2009 to 12/31/2009.........  $ 6.93814    $ 8.03080         6,596
    01/01/2010 to 12/31/2010.........  $ 8.03080    $ 8.98555        11,755
    01/01/2011 to 12/31/2011.........  $ 8.98555    $ 9.14661         2,574
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97944    $10.49898       660,338
    01/01/2007 to 12/31/2007.........  $10.49898    $11.25387     2,883,308
    01/01/2008 to 12/31/2008.........  $11.25387    $ 7.88566     2,705,876
    01/01/2009 to 12/31/2009.........  $ 7.88566    $ 9.55557     2,782,580
    01/01/2010 to 12/31/2010.........  $ 9.55557    $10.54773     2,691,285
    01/01/2011 to 12/31/2011.........  $10.54773    $10.24057     2,316,352

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99857    $ 9.16255        12,751
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.94927    $11.01318             0
    01/01/2007 to 12/31/2007.........  $11.01318    $10.95037             0
    01/01/2008 to 12/31/2008.........  $10.95037    $ 6.74756             0
    01/01/2009 to 12/31/2009.........  $ 6.74756    $ 7.84238         2,315
    01/01/2010 to 12/31/2010.........  $ 7.84238    $ 8.66644         2,249
    01/01/2011 to 12/31/2011.........  $ 8.66644    $ 8.47561         1,076
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99905    $ 9.38572             0
    01/01/2010 to 12/31/2010.........  $ 9.38572    $10.19992             0
    01/01/2011 to 12/31/2011.........  $10.19992    $10.99092             0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........  $ 9.99858    $12.04396             0
    01/01/2009 to 12/31/2009.........  $12.04396    $11.12056             0
    01/01/2010 to 12/31/2010.........  $11.12056    $12.15179             0
    01/01/2011 to 12/31/2011.........  $12.15179    $13.56492             0
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........  $ 9.99858    $12.11286             0
    01/01/2009 to 12/31/2009.........  $12.11286    $10.98780             0
    01/01/2010 to 12/31/2010.........  $10.98780    $12.02578           100
    01/01/2011 to 12/31/2011.........  $12.02578    $13.70693           506
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99905    $ 8.79604             0
    01/01/2010 to 12/31/2010.........  $ 8.79604    $ 9.66876        58,389
    01/01/2011 to 12/31/2011.........  $ 9.66876    $11.27734            95
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99810    $11.01729        38,657
    01/01/2011 to 12/31/2011.........  $11.01729    $13.02623       638,952
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99857    $12.03025       286,401
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97974    $10.60086     1,741,226
    01/01/2007 to 12/31/2007.........  $10.60086    $11.43120     7,256,023
    01/01/2008 to 12/31/2008.........  $11.43120    $ 7.30917     5,570,348
    01/01/2009 to 12/31/2009.........  $ 7.30917    $ 9.00313     5,643,870
    01/01/2010 to 12/31/2010.........  $ 9.00313    $10.03170     5,740,105
    01/01/2011 to 12/31/2011.........  $10.03170    $ 9.62010     5,142,553

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09925    $ 6.69446        30,005
    01/01/2009 to 12/31/2009.........  $ 6.69446    $ 8.34595       120,538
    01/01/2010 to 12/31/2010.........  $ 8.34595    $ 9.37899       168,807
    01/01/2011 to 12/31/2011.........  $ 9.37899    $ 8.99772       123,003
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08108    $ 7.34315       104,119
    01/01/2009 to 12/31/2009.........  $ 7.34315    $ 8.90471       167,537
    01/01/2010 to 12/31/2010.........  $ 8.90471    $ 9.79462       219,911
    01/01/2011 to 12/31/2011.........  $ 9.79462    $ 9.45152       190,109
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.88701    $12.11318             0
    01/01/2007 to 12/31/2007.........  $12.11318    $ 9.53033             0
    01/01/2008 to 12/31/2008.........  $ 9.53033    $ 6.08313             0
    01/01/2009 to 12/31/2009.........  $ 6.08313    $ 7.88735         3,042
    01/01/2010 to 12/31/2010.........  $ 7.88735    $ 9.97588         3,002
    01/01/2011 to 12/31/2011.........  $ 9.97588    $10.45070         1,299
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98285    $10.45147             0
    01/01/2007 to 12/31/2007.........  $10.45147    $ 8.44578             0
    01/01/2008 to 07/18/2008.........  $ 8.44578    $ 7.73525             0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99857    $ 9.94478             0
    01/01/2007 to 12/31/2007.........  $ 9.94478    $10.86864             0
    01/01/2008 to 12/31/2008.........  $10.86864    $ 5.97180             0
    01/01/2009 to 12/31/2009.........  $ 5.97180    $ 7.78612         2,497
    01/01/2010 to 12/31/2010.........  $ 7.78612    $10.14271         7,539
    01/01/2011 to 12/31/2011.........  $10.14271    $ 8.66144         4,659
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10358    $ 7.50322        13,336
    01/01/2009 to 12/31/2009.........  $ 7.50322    $ 8.93974        26,953
    01/01/2010 to 12/31/2010.........  $ 8.93974    $ 9.95667        62,320
    01/01/2011 to 12/31/2011.........  $ 9.95667    $ 9.54376        42,822
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99857    $10.52216       336,742
    01/01/2007 to 12/31/2007.........  $10.52216    $11.22519     1,558,196
    01/01/2008 to 12/31/2008.........  $11.22519    $ 7.22737     1,139,320
    01/01/2009 to 12/31/2009.........  $ 7.22737    $ 8.79712     1,202,613
    01/01/2010 to 12/31/2010.........  $ 8.79712    $ 9.88773     1,180,706
    01/01/2011 to 12/31/2011.........  $ 9.88773    $ 9.57167       945,215

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99857    $10.30127       546,256
    01/01/2007 to 12/31/2007.........  $10.30127    $11.27901     2,148,978
    01/01/2008 to 12/31/2008.........  $11.27901    $ 6.57207     1,469,499
    01/01/2009 to 12/31/2009.........  $ 6.57207    $ 8.13678     1,588,708
    01/01/2010 to 12/31/2010.........  $ 8.13678    $ 9.51787     1,677,327
    01/01/2011 to 12/31/2011.........  $ 9.51787    $ 8.77313     1,401,227
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99858    $ 7.47065        27,272
    01/01/2009 to 11/13/2009.........  $ 7.47065    $ 8.35030             0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17526    $ 6.11150             0
    01/01/2009 to 12/31/2009.........  $ 6.11150    $ 8.11460         4,642
    01/01/2010 to 12/31/2010.........  $ 8.11460    $ 9.58600         8,225
    01/01/2011 to 12/31/2011.........  $ 9.58600    $ 8.94656         4,220
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.93493    $10.24906             0
    01/01/2007 to 12/31/2007.........  $10.24906    $11.48125             0
    01/01/2008 to 12/31/2008.........  $11.48125    $ 6.73972             0
    01/01/2009 to 12/31/2009.........  $ 6.73972    $ 9.89579         4,004
    01/01/2010 to 12/31/2010.........  $ 9.89579    $10.72625         4,220
    01/01/2011 to 12/31/2011.........  $10.72625    $10.12478         1,716
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96053    $11.03108             0
    01/01/2007 to 12/31/2007.........  $11.03108    $11.39626             0
    01/01/2008 to 12/31/2008.........  $11.39626    $ 6.64269             0
    01/01/2009 to 12/31/2009.........  $ 6.64269    $ 7.78118         4,897
    01/01/2010 to 12/31/2010.........  $ 7.78118    $ 8.63286         9,895
    01/01/2011 to 12/31/2011.........  $ 8.63286    $ 8.01634         5,256
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95792    $ 9.86401             0
    01/01/2007 to 12/31/2007.........  $ 9.86401    $11.56909             0
    01/01/2008 to 12/31/2008.........  $11.56909    $ 6.73180             0
    01/01/2009 to 12/31/2009.........  $ 6.73180    $10.39351         7,059
    01/01/2010 to 12/31/2010.........  $10.39351    $12.24001         9,473
    01/01/2011 to 12/31/2011.........  $12.24001    $11.67165         4,236
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03346    $ 7.63699             0
    01/01/2009 to 12/31/2009.........  $ 7.63699    $ 9.52067             0
    01/01/2010 to 12/31/2010.........  $ 9.52067    $11.86158           678
    01/01/2011 to 12/31/2011.........  $11.86158    $11.80975           427

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99857    $10.56250            0
    01/01/2007 to 12/31/2007.........  $10.56250    $10.63742            0
    01/01/2008 to 12/31/2008.........  $10.63742    $ 7.78400            0
    01/01/2009 to 12/31/2009.........  $ 7.78400    $10.37011        4,733
    01/01/2010 to 12/31/2010.........  $10.37011    $11.56763        6,252
    01/01/2011 to 12/31/2011.........  $11.56763    $11.72970        3,189
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11177    $ 7.13625       16,439
    01/01/2009 to 12/31/2009.........  $ 7.13625    $ 8.88380       67,144
    01/01/2010 to 12/31/2010.........  $ 8.88380    $ 9.93736      119,181
    01/01/2011 to 12/31/2011.........  $ 9.93736    $ 9.71107       68,162
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08926    $ 7.61215       57,389
    01/01/2009 to 12/31/2009.........  $ 7.61215    $ 9.23061      196,954
    01/01/2010 to 12/31/2010.........  $ 9.23061    $10.12402      196,131
    01/01/2011 to 12/31/2011.........  $10.12402    $ 9.89972      158,625
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99209    $10.60171            0
    01/01/2007 to 12/31/2007.........  $10.60171    $12.40345            0
    01/01/2008 to 12/31/2008.........  $12.40345    $ 6.06655            0
    01/01/2009 to 12/31/2009.........  $ 6.06655    $ 8.06631        4,243
    01/01/2010 to 12/31/2010.........  $ 8.06631    $ 9.07693        5,838
    01/01/2011 to 12/31/2011.........  $ 9.07693    $ 7.76802        3,046
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2006* to 12/31/2006........  $10.01024    $10.86454            0
    01/01/2007 to 12/31/2007.........  $10.86454    $12.57772            0
    01/01/2008 to 12/31/2008.........  $12.57772    $ 6.92187            0
    01/01/2009 to 12/31/2009.........  $ 6.92187    $ 8.87760        3,530
    01/01/2010 to 12/31/2010.........  $ 8.87760    $ 9.69193        7,861
    01/01/2011 to 12/31/2011.........  $ 9.69193    $ 8.33006        3,732
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........  $ 9.99858    $10.72532      267,368
    01/01/2009 to 12/31/2009.........  $10.72532    $11.73237      128,909
    01/01/2010 to 12/31/2010.........  $11.73237    $12.77720       95,027
    01/01/2011 to 12/31/2011.........  $12.77720    $14.12060      187,387
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96723    $10.53489            0
    01/01/2007 to 12/31/2007.........  $10.53489    $10.55381      314,971
    01/01/2008 to 12/31/2008.........  $10.55381    $ 8.54506      429,061
    01/01/2009 to 12/31/2009.........  $ 8.54506    $10.24727      458,937
    01/01/2010 to 12/31/2010.........  $10.24727    $10.80817      460,917
    01/01/2011 to 12/31/2011.........  $10.80817    $10.64726      472,112

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08396    $10.28967          219
    01/01/2010 to 12/31/2010.........  $10.28967    $11.25705        2,266
    01/01/2011 to 12/31/2011.........  $11.25705    $11.13692        1,226
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14535    $10.29945            0
    01/01/2010 to 12/31/2010.........  $10.29945    $11.51148        3,884
    01/01/2011 to 12/31/2011.........  $11.51148    $10.64939        4,117
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99857    $10.57842            0
    01/01/2007 to 12/31/2007.........  $10.57842    $11.37690            0
    01/01/2008 to 12/31/2008.........  $11.37690    $ 6.55421            0
    01/01/2009 to 12/31/2009.........  $ 6.55421    $ 8.75281        5,437
    01/01/2010 to 12/31/2010.........  $ 8.75281    $ 9.21909       12,381
    01/01/2011 to 12/31/2011.........  $ 9.21909    $ 8.23160        7,644
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95990    $11.00919            0
    01/01/2007 to 12/31/2007.........  $11.00919    $10.49565            0
    01/01/2008 to 12/31/2008.........  $10.49565    $ 6.03521            0
    01/01/2009 to 12/31/2009.........  $ 6.03521    $ 7.08407        1,262
    01/01/2010 to 12/31/2010.........  $ 7.08407    $ 7.87845        7,746
    01/01/2011 to 12/31/2011.........  $ 7.87845    $ 7.41911        3,072
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99857    $10.47669            0
    01/01/2007 to 12/31/2007.........  $10.47669    $10.92227            0
    01/01/2008 to 12/31/2008.........  $10.92227    $ 8.23823            0
    01/01/2009 to 12/31/2009.........  $ 8.23823    $10.89824        2,313
    01/01/2010 to 12/31/2010.........  $10.89824    $12.14768        1,264
    01/01/2011 to 12/31/2011.........  $12.14768    $13.15337        1,206
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.94804    $10.21374            0
    01/01/2007 to 12/31/2007.........  $10.21374    $11.53918            0
    01/01/2008 to 12/31/2008.........  $11.53918    $ 6.38917            0
    01/01/2009 to 12/31/2009.........  $ 6.38917    $ 8.14798        7,793
    01/01/2010 to 12/31/2010.........  $ 8.14798    $ 9.58964       14,449
    01/01/2011 to 12/31/2011.........  $ 9.58964    $ 9.33879        7,967

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96011    $11.10079            0
    01/01/2007 to 12/31/2007.........  $11.10079    $11.93449            0
    01/01/2008 to 12/31/2008.........  $11.93449    $ 7.74226            0
    01/01/2009 to 12/31/2009.........  $ 7.74226    $10.00657        4,376
    01/01/2010 to 12/31/2010.........  $10.00657    $11.01926        2,936
    01/01/2011 to 12/31/2011.........  $11.01926    $10.49074        1,831
 AST MFS GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.93168    $10.38005            0
    01/01/2007 to 12/31/2007.........  $10.38005    $11.74189            0
    01/01/2008 to 12/31/2008.........  $11.74189    $ 7.35047            0
    01/01/2009 to 12/31/2009.........  $ 7.35047    $ 8.97986          604
    01/01/2010 to 12/31/2010.........  $ 8.97986    $ 9.95374        4,601
    01/01/2011 to 12/31/2011.........  $ 9.95374    $ 9.72471        1,801
 AST MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.92901    $10.39990            0
    01/01/2007 to 12/31/2007.........  $10.39990    $10.50138            0
    01/01/2008 to 12/31/2008.........  $10.50138    $ 6.38584            0
    01/01/2009 to 12/31/2009.........  $ 6.38584    $ 8.71638        1,504
    01/01/2010 to 12/31/2010.........  $ 8.71638    $10.58897        1,510
    01/01/2011 to 12/31/2011.........  $10.58897    $10.04800          608
 AST MONEY MARKET PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99975    $10.20465            0
    01/01/2007 to 12/31/2007.........  $10.20465    $10.51994            0
    01/01/2008 to 12/31/2008.........  $10.51994    $10.59840            0
    01/01/2009 to 12/31/2009.........  $10.59840    $10.44180       27,394
    01/01/2010 to 12/31/2010.........  $10.44180    $10.26477       20,194
    01/01/2011 to 12/31/2011.........  $10.26477    $10.09057       14,484
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.03571    $10.15678            0
    01/01/2007 to 12/31/2007.........  $10.15678    $10.29756            0
    01/01/2008 to 12/31/2008.........  $10.29756    $ 5.84357            0
    01/01/2009 to 12/31/2009.........  $ 5.84357    $ 8.07728        1,187
    01/01/2010 to 12/31/2010.........  $ 8.07728    $ 9.79886        3,335
    01/01/2011 to 12/31/2011.........  $ 9.79886    $ 9.39128        1,377
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02848    $10.06951            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96496    $10.19976            0
    01/01/2007 to 12/31/2007.........  $10.19976    $12.24905            0
    01/01/2008 to 12/31/2008.........  $12.24905    $ 6.83966            0
    01/01/2009 to 12/31/2009.........  $ 6.83966    $ 8.72450        3,055
    01/01/2010 to 12/31/2010.........  $ 8.72450    $11.03351        8,033
    01/01/2011 to 12/31/2011.........  $11.03351    $11.02690        3,421

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98799    $ 9.44486             0
    01/01/2007 to 12/31/2007.........  $ 9.44486    $11.01865             0
    01/01/2008 to 12/31/2008.........  $11.01865    $ 6.22235             0
    01/01/2009 to 12/31/2009.........  $ 6.22235    $ 7.49518         2,765
    01/01/2010 to 12/31/2010.........  $ 7.49518    $ 8.85927         3,680
    01/01/2011 to 04/29/2011.........  $ 8.85927    $ 9.93478             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10132    $ 5.57216             0
    01/01/2009 to 12/31/2009.........  $ 5.57216    $ 9.11891         4,932
    01/01/2010 to 12/31/2010.........  $ 9.11891    $10.95795        14,211
    01/01/2011 to 12/31/2011.........  $10.95795    $ 8.58654         9,133
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98017    $10.16612             0
    01/01/2007 to 12/31/2007.........  $10.16612    $10.66960             0
    01/01/2008 to 12/31/2008.........  $10.66960    $10.60295             0
    01/01/2009 to 12/31/2009.........  $10.60295    $11.48658         3,251
    01/01/2010 to 12/31/2010.........  $11.48658    $11.72926        11,456
    01/01/2011 to 12/31/2011.........  $11.72926    $11.78694         9,762
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.97123    $10.29870             0
    01/01/2007 to 12/31/2007.........  $10.29870    $10.96160             0
    01/01/2008 to 12/31/2008.........  $10.96160    $10.52960             0
    01/01/2009 to 12/31/2009.........  $10.52960    $12.05880        52,387
    01/01/2010 to 12/31/2010.........  $12.05880    $12.76610        80,428
    01/01/2011 to 12/31/2011.........  $12.76610    $12.94556        46,981
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97916    $10.41199       145,637
    01/01/2007 to 12/31/2007.........  $10.41199    $11.12416       869,033
    01/01/2008 to 12/31/2008.........  $11.12416    $ 8.80243     1,315,556
    01/01/2009 to 12/31/2009.........  $ 8.80243    $10.38444     1,417,628
    01/01/2010 to 12/31/2010.........  $10.38444    $11.28481     1,469,096
    01/01/2011 to 12/31/2011.........  $11.28481    $11.20146     1,377,189
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01849    $10.06939             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95080    $10.72630             0
    01/01/2007 to 12/31/2007.........  $10.72630    $10.76050             0
    01/01/2008 to 12/31/2008.........  $10.76050    $ 6.48081             0
    01/01/2009 to 12/31/2009.........  $ 6.48081    $ 7.75928           534
    01/01/2010 to 12/31/2010.........  $ 7.75928    $ 8.77355           588
    01/01/2011 to 12/31/2011.........  $ 8.77355    $ 8.92102         5,253

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99857    $ 8.89568         1,189
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98433    $10.56714             0
    01/01/2007 to 12/31/2007.........  $10.56714    $11.31065       102,888
    01/01/2008 to 12/31/2008.........  $11.31065    $ 7.75997        85,839
    01/01/2009 to 12/31/2009.........  $ 7.75997    $ 9.71715       170,482
    01/01/2010 to 12/31/2010.........  $ 9.71715    $10.67818       242,375
    01/01/2011 to 12/31/2011.........  $10.67818    $10.13994       193,517
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.90506    $ 9.90872             0
    01/01/2007 to 12/31/2007.........  $ 9.90872    $10.43378             0
    01/01/2008 to 12/31/2008.........  $10.43378    $ 6.66531             0
    01/01/2009 to 12/31/2009.........  $ 6.66531    $ 8.77180         2,301
    01/01/2010 to 12/31/2010.........  $ 8.77180    $11.76047         3,732
    01/01/2011 to 12/31/2011.........  $11.76047    $11.44523         1,577
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99240    $10.45801             0
    01/01/2007 to 12/31/2007.........  $10.45801    $ 9.70078             0
    01/01/2008 to 12/31/2008.........  $ 9.70078    $ 6.70059             0
    01/01/2009 to 12/31/2009.........  $ 6.70059    $ 8.36348         4,832
    01/01/2010 to 12/31/2010.........  $ 8.36348    $10.35634         6,939
    01/01/2011 to 12/31/2011.........  $10.35634    $ 9.57011         3,019
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96810    $10.62508        16,581
    01/01/2007 to 12/31/2007.........  $10.62508    $11.10168     1,530,578
    01/01/2008 to 12/31/2008.........  $11.10168    $ 8.07989     1,055,039
    01/01/2009 to 12/31/2009.........  $ 8.07989    $ 9.85774     1,077,905
    01/01/2010 to 12/31/2010.........  $ 9.85774    $10.80580     1,134,743
    01/01/2011 to 12/31/2011.........  $10.80580    $10.83087     1,009,735
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95042    $11.06626             0
    01/01/2007 to 12/31/2007.........  $11.06626    $10.48707             0
    01/01/2008 to 12/31/2008.........  $10.48707    $ 5.98961             0
    01/01/2009 to 12/31/2009.........  $ 5.98961    $ 7.28736           229
    01/01/2010 to 12/31/2010.........  $ 7.28736    $ 8.11059         1,352
    01/01/2011 to 12/31/2011.........  $ 8.11059    $ 7.84060           530
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98957    $10.29346             0
    01/01/2007 to 12/31/2007.........  $10.29346    $11.09132             0
    01/01/2008 to 12/31/2008.........  $11.09132    $10.63511             0
    01/01/2009 to 12/31/2009.........  $10.63511    $11.71854         6,106
    01/01/2010 to 12/31/2010.........  $11.71854    $12.17856         5,121
    01/01/2011 to 12/31/2011.........  $12.17856    $12.46302         4,174

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.94009    $10.46223            0
    01/01/2007 to 12/31/2007.........  $10.46223    $11.12804            0
    01/01/2008 to 12/31/2008.........  $11.12804    $ 6.49978            0
    01/01/2009 to 12/31/2009.........  $ 6.49978    $ 9.79749        6,044
    01/01/2010 to 12/31/2010.........  $ 9.79749    $11.15143       28,201
    01/01/2011 to 12/31/2011.........  $11.15143    $10.77407        8,146
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.14742    $ 9.82387            0
    01/01/2007 to 12/31/2007.........  $ 9.82387    $13.56505            0
    01/01/2008 to 12/31/2008.........  $13.56505    $ 6.66754            0
    01/01/2009 to 12/31/2009.........  $ 6.66754    $ 9.78660       18,507
    01/01/2010 to 12/31/2010.........  $ 9.78660    $11.58555       26,610
    01/01/2011 to 12/31/2011.........  $11.58555    $ 9.68778       13,221
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97067    $10.64737            0
    01/01/2007 to 12/31/2007.........  $10.64737    $11.46345            0
    01/01/2008 to 12/31/2008.........  $11.46345    $ 6.49753            0
    01/01/2009 to 12/31/2009.........  $ 6.49753    $ 8.20138       38,652
    01/01/2010 to 12/31/2010.........  $ 8.20138    $ 9.24013       44,538
    01/01/2011 to 12/31/2011.........  $ 9.24013    $ 8.76758       26,079
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99857    $ 9.97857            0
    01/01/2008 to 12/31/2008.........  $ 9.97857    $ 9.29580            0
    01/01/2009 to 12/31/2009.........  $ 9.29580    $10.19841        6,401
    01/01/2010 to 12/31/2010.........  $10.19841    $10.80459        9,567
    01/01/2011 to 12/31/2011.........  $10.80459    $11.25875        5,671
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07809    $ 6.63967       64,724
    01/01/2009 to 12/31/2009.........  $ 6.63967    $ 8.48729      115,986
    01/01/2010 to 12/31/2010.........  $ 8.48729    $ 9.19556      209,200
    01/01/2011 to 12/31/2011.........  $ 9.19556    $ 8.88658      196,297

*Denotesthe start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (1.90%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.39927    $10.98569       583,389
    01/01/2007 to 12/31/2007.........  $10.98569    $11.77245     1,859,641
    01/01/2008 to 12/31/2008.........  $11.77245    $ 7.87551     1,785,172
    01/01/2009 to 12/31/2009.........  $ 7.87551    $ 9.61124     1,640,143
    01/01/2010 to 12/31/2010.........  $ 9.61124    $10.56057     1,463,422
    01/01/2011 to 12/31/2011.........  $10.56057    $10.08836     1,384,234
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.14643    $10.64132       118,534
    01/01/2007 to 12/31/2007.........  $10.64132    $11.43460       381,987
    01/01/2008 to 12/31/2008.........  $11.43460    $ 7.87680       484,130
    01/01/2009 to 12/31/2009.........  $ 7.87680    $ 9.75519       535,791
    01/01/2010 to 12/31/2010.........  $ 9.75519    $10.88553       434,823
    01/01/2011 to 12/31/2011.........  $10.88553    $10.69481       440,297
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.72581    $11.82754             0
    01/01/2007 to 12/31/2007.........  $11.82754    $11.59346             0
    01/01/2008 to 12/31/2008.........  $11.59346    $ 7.42411         5,613
    01/01/2009 to 12/31/2009.........  $ 7.42411    $ 8.58067        50,696
    01/01/2010 to 12/31/2010.........  $ 8.58067    $ 9.58667        33,967
    01/01/2011 to 12/31/2011.........  $ 9.58667    $ 9.74413        25,398
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.34964    $10.87782       198,275
    01/01/2007 to 12/31/2007.........  $10.87782    $11.64277       528,469
    01/01/2008 to 12/31/2008.........  $11.64277    $ 8.14626       780,685
    01/01/2009 to 12/31/2009.........  $ 8.14626    $ 9.85682       900,823
    01/01/2010 to 12/31/2010.........  $ 9.85682    $10.86424       694,237
    01/01/2011 to 12/31/2011.........  $10.86424    $10.53238       651,831

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99793    $ 9.15301        76,140
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.55276    $12.77562             0
    01/01/2007 to 12/31/2007.........  $12.77562    $12.68399             0
    01/01/2008 to 12/31/2008.........  $12.68399    $ 7.80431         2,713
    01/01/2009 to 12/31/2009.........  $ 7.80431    $ 9.05722         4,853
    01/01/2010 to 12/31/2010.........  $ 9.05722    $ 9.99424         4,901
    01/01/2011 to 12/31/2011.........  $ 9.99424    $ 9.75979         5,672
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99897    $ 9.37189             0
    01/01/2010 to 12/31/2010.........  $ 9.37189    $10.16992             0
    01/01/2011 to 12/31/2011.........  $10.16992    $10.94263             0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........  $ 9.99846    $12.02740       908,730
    01/01/2009 to 12/31/2009.........  $12.02740    $11.08899       916,869
    01/01/2010 to 12/31/2010.........  $11.08899    $12.09943       638,577
    01/01/2011 to 12/31/2011.........  $12.09943    $13.48663       417,534
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........  $ 9.99846    $12.09626       612,585
    01/01/2009 to 12/31/2009.........  $12.09626    $10.95660       502,389
    01/01/2010 to 12/31/2010.........  $10.95660    $11.97397       373,713
    01/01/2011 to 12/31/2011.........  $11.97397    $13.62798       248,886
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99897    $ 8.78306        52,681
    01/01/2010 to 12/31/2010.........  $ 8.78306    $ 9.64023       528,085
    01/01/2011 to 12/31/2011.........  $ 9.64023    $11.22759       101,117
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99794    $11.00110       778,013
    01/01/2011 to 12/31/2011.........  $11.00110    $12.98795       542,945
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99845    $12.01256       796,652
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.51837    $11.16214       696,836
    01/01/2007 to 12/31/2007.........  $11.16214    $12.01860     1,899,240
    01/01/2008 to 12/31/2008.........  $12.01860    $ 7.67349     2,229,727
    01/01/2009 to 12/31/2009.........  $ 7.67349    $ 9.43787     2,245,693
    01/01/2010 to 12/31/2010.........  $ 9.43787    $10.50081     2,023,526
    01/01/2011 to 12/31/2011.........  $10.50081    $10.05525     1,946,932

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09921    $ 6.68783       24,912
    01/01/2009 to 12/31/2009.........  $ 6.68783    $ 8.32531       51,339
    01/01/2010 to 12/31/2010.........  $ 8.32531    $ 9.34197       31,889
    01/01/2011 to 12/31/2011.........  $ 9.34197    $ 8.94898       31,999
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08104    $ 7.33582       41,079
    01/01/2009 to 12/31/2009.........  $ 7.33582    $ 8.88278       91,896
    01/01/2010 to 12/31/2010.........  $ 8.88278    $ 9.75608       50,495
    01/01/2011 to 12/31/2011.........  $ 9.75608    $ 9.40046       54,420
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.14998    $16.09509            0
    01/01/2007 to 12/31/2007.........  $16.09509    $12.64447            0
    01/01/2008 to 12/31/2008.........  $12.64447    $ 8.05893        9,851
    01/01/2009 to 12/31/2009.........  $ 8.05893    $10.43374        8,691
    01/01/2010 to 12/31/2010.........  $10.43374    $13.17714        3,507
    01/01/2011 to 12/31/2011.........  $13.17714    $13.78398        3,870
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.25302    $11.76968            0
    01/01/2007 to 12/31/2007.........  $11.76968    $ 9.49700            0
    01/01/2008 to 07/18/2008.........  $ 9.49700    $ 8.69104            0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.19699    $12.11939            0
    01/01/2007 to 12/31/2007.........  $12.11939    $13.22558            0
    01/01/2008 to 12/31/2008.........  $13.22558    $ 7.25607        1,509
    01/01/2009 to 12/31/2009.........  $ 7.25607    $ 9.44657        5,695
    01/01/2010 to 12/31/2010.........  $ 9.44657    $12.28759        4,281
    01/01/2011 to 12/31/2011.........  $12.28759    $10.47763       13,701
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10354    $ 7.49581       15,170
    01/01/2009 to 12/31/2009.........  $ 7.49581    $ 8.91773       61,566
    01/01/2010 to 12/31/2010.........  $ 8.91773    $ 9.91745       36,229
    01/01/2011 to 12/31/2011.........  $ 9.91745    $ 9.49220       35,462
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.04664    $10.56241      121,250
    01/01/2007 to 12/31/2007.........  $10.56241    $11.25138      309,496
    01/01/2008 to 12/31/2008.........  $11.25138    $ 7.23357      379,589
    01/01/2009 to 12/31/2009.........  $ 7.23357    $ 8.79176      378,198
    01/01/2010 to 12/31/2010.........  $ 8.79176    $ 9.86717      341,078
    01/01/2011 to 12/31/2011.........  $ 9.86717    $ 9.53771      337,060

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.16637    $10.46392      160,806
    01/01/2007 to 12/31/2007.........  $10.46392    $11.44013      410,282
    01/01/2008 to 12/31/2008.........  $11.44013    $ 6.65616      642,820
    01/01/2009 to 12/31/2009.........  $ 6.65616    $ 8.22871      589,986
    01/01/2010 to 12/31/2010.........  $ 8.22871    $ 9.61112      493,311
    01/01/2011 to 12/31/2011.........  $ 9.61112    $ 8.84603      472,345
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99846    $ 7.46564       13,054
    01/01/2009 to 11/13/2009.........  $ 7.46564    $ 8.33415            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17514    $ 6.10747        2,748
    01/01/2009 to 12/31/2009.........  $ 6.10747    $ 8.09735        2,393
    01/01/2010 to 12/31/2010.........  $ 8.09735    $ 9.55158          790
    01/01/2011 to 12/31/2011.........  $ 9.55158    $ 8.90131        1,108
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.24704    $11.59121            0
    01/01/2007 to 12/31/2007.........  $11.59121    $12.96551            0
    01/01/2008 to 12/31/2008.........  $12.96551    $ 7.59977        3,911
    01/01/2009 to 12/31/2009.........  $ 7.59977    $11.14229       10,548
    01/01/2010 to 12/31/2010.........  $11.14229    $12.05954        7,145
    01/01/2011 to 12/31/2011.........  $12.05954    $11.36664        3,942
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.65822    $11.79214            0
    01/01/2007 to 12/31/2007.........  $11.79214    $12.16446            0
    01/01/2008 to 12/31/2008.........  $12.16446    $ 7.08000        5,343
    01/01/2009 to 12/31/2009.........  $ 7.08000    $ 8.28115       30,196
    01/01/2010 to 12/31/2010.........  $ 8.28115    $ 9.17397       15,172
    01/01/2011 to 12/31/2011.........  $ 9.17397    $ 8.50626        7,106
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.12778    $11.01205            0
    01/01/2007 to 12/31/2007.........  $11.01205    $12.89631            0
    01/01/2008 to 12/31/2008.........  $12.89631    $ 7.49295        9,127
    01/01/2009 to 12/31/2009.........  $ 7.49295    $11.55150       13,822
    01/01/2010 to 12/31/2010.........  $11.55150    $13.58365        7,756
    01/01/2011 to 12/31/2011.........  $13.58365    $12.93390        7,709
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03334    $ 7.63187        5,133
    01/01/2009 to 12/31/2009.........  $ 7.63187    $ 9.50032        8,060
    01/01/2010 to 12/31/2010.........  $ 9.50032    $11.81873        5,086
    01/01/2011 to 12/31/2011.........  $11.81873    $11.74963        5,080

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.09677    $10.65578            0
    01/01/2007 to 12/31/2007.........  $10.65578    $10.71545            0
    01/01/2008 to 12/31/2008.........  $10.71545    $ 7.82946        1,151
    01/01/2009 to 12/31/2009.........  $ 7.82946    $10.41539       49,084
    01/01/2010 to 12/31/2010.........  $10.41539    $11.60106       33,309
    01/01/2011 to 12/31/2011.........  $11.60106    $11.74628       21,046
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11173    $ 7.12925       38,557
    01/01/2009 to 12/31/2009.........  $ 7.12925    $ 8.86201       99,298
    01/01/2010 to 12/31/2010.........  $ 8.86201    $ 9.89847       78,485
    01/01/2011 to 12/31/2011.........  $ 9.89847    $ 9.65878       61,451
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08922    $ 7.60464       49,973
    01/01/2009 to 12/31/2009.........  $ 7.60464    $ 9.20795      113,191
    01/01/2010 to 12/31/2010.........  $ 9.20795    $10.08437       82,518
    01/01/2011 to 12/31/2011.........  $10.08437    $ 9.84640       80,266
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99197    $10.59108            0
    01/01/2007 to 12/31/2007.........  $10.59108    $12.37266            0
    01/01/2008 to 12/31/2008.........  $12.37266    $ 6.04263        1,782
    01/01/2009 to 12/31/2009.........  $ 6.04263    $ 8.02258       13,561
    01/01/2010 to 12/31/2010.........  $ 8.02258    $ 9.01442        7,898
    01/01/2011 to 12/31/2011.........  $ 9.01442    $ 7.70310        8,637
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2006* to 12/31/2006........  $10.01012    $10.85384            0
    01/01/2007 to 12/31/2007.........  $10.85384    $12.54671            0
    01/01/2008 to 12/31/2008.........  $12.54671    $ 6.89463       10,844
    01/01/2009 to 12/31/2009.........  $ 6.89463    $ 8.82960       22,418
    01/01/2010 to 12/31/2010.........  $ 8.82960    $ 9.62539       16,474
    01/01/2011 to 12/31/2011.........  $ 9.62539    $ 8.26071       16,303
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........  $ 9.99846    $10.71068       24,477
    01/01/2009 to 12/31/2009.........  $10.71068    $11.69915       14,887
    01/01/2010 to 12/31/2010.........  $11.69915    $12.72222       11,223
    01/01/2011 to 12/31/2011.........  $12.72222    $14.03915       16,098
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.95216    $11.56456            0
    01/01/2007 to 12/31/2007.........  $11.56456    $11.56821       25,715
    01/01/2008 to 12/31/2008.........  $11.56821    $ 9.35251      273,549
    01/01/2009 to 12/31/2009.........  $ 9.35251    $11.19913      328,421
    01/01/2010 to 12/31/2010.........  $11.19913    $11.79468      251,199
    01/01/2011 to 12/31/2011.........  $11.79468    $11.60212      252,094

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08384    $10.28767            0
    01/01/2010 to 12/31/2010.........  $10.28767    $11.23842        1,490
    01/01/2011 to 12/31/2011.........  $11.23842    $11.10228            0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14522    $10.29744            0
    01/01/2010 to 12/31/2010.........  $10.29744    $11.49224            0
    01/01/2011 to 12/31/2011.........  $11.49224    $10.61596            0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.12272    $12.81320            0
    01/01/2007 to 12/31/2007.........  $12.81320    $13.75995            0
    01/01/2008 to 12/31/2008.........  $13.75995    $ 7.91534        6,935
    01/01/2009 to 12/31/2009.........  $ 7.91534    $10.55484        9,198
    01/01/2010 to 12/31/2010.........  $10.55484    $11.10084        6,600
    01/01/2011 to 12/31/2011.........  $11.10084    $ 9.89724        7,745
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.09247    $12.24906            0
    01/01/2007 to 12/31/2007.........  $12.24906    $11.66043            0
    01/01/2008 to 12/31/2008.........  $11.66043    $ 6.69520        1,581
    01/01/2009 to 12/31/2009.........  $ 6.69520    $ 7.84723       14,755
    01/01/2010 to 12/31/2010.........  $ 7.84723    $ 8.71427       10,313
    01/01/2011 to 12/31/2011.........  $ 8.71427    $ 8.19415        8,564
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.22221    $10.70056            0
    01/01/2007 to 12/31/2007.........  $10.70056    $11.13919            0
    01/01/2008 to 12/31/2008.........  $11.13919    $ 8.38953        2,464
    01/01/2009 to 12/31/2009.........  $ 8.38953    $11.08201        2,690
    01/01/2010 to 12/31/2010.........  $11.08201    $12.33428        4,006
    01/01/2011 to 12/31/2011.........  $12.33428    $13.33584        1,519
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.16512    $11.45220            0
    01/01/2007 to 12/31/2007.........  $11.45220    $12.91932            0
    01/01/2008 to 12/31/2008.........  $12.91932    $ 7.14281       15,581
    01/01/2009 to 12/31/2009.........  $ 7.14281    $ 9.09565       56,039
    01/01/2010 to 12/31/2010.........  $ 9.09565    $10.68915       33,904
    01/01/2011 to 12/31/2011.........  $10.68915    $10.39424       22,708

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.45716    $12.75677            0
    01/01/2007 to 12/31/2007.........  $12.75677    $13.69463            0
    01/01/2008 to 12/31/2008.........  $13.69463    $ 8.87094        3,583
    01/01/2009 to 12/31/2009.........  $ 8.87094    $11.44852        7,611
    01/01/2010 to 12/31/2010.........  $11.44852    $12.58852        5,988
    01/01/2011 to 12/31/2011.........  $12.58852    $11.96714        4,538
 AST MFS GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.06858    $11.55696            0
    01/01/2007 to 12/31/2007.........  $11.55696    $13.05382            0
    01/01/2008 to 12/31/2008.........  $13.05382    $ 8.15973        3,727
    01/01/2009 to 12/31/2009.........  $ 8.15973    $ 9.95377        8,768
    01/01/2010 to 12/31/2010.........  $ 9.95377    $11.01704        6,989
    01/01/2011 to 12/31/2011.........  $11.01704    $10.74757        5,292
 AST MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.07117    $11.58488            0
    01/01/2007 to 12/31/2007.........  $11.58488    $11.68066            0
    01/01/2008 to 12/31/2008.........  $11.68066    $ 7.09254        1,439
    01/01/2009 to 12/31/2009.........  $ 7.09254    $ 9.66687       28,148
    01/01/2010 to 12/31/2010.........  $ 9.66687    $11.72633       16,543
    01/01/2011 to 12/31/2011.........  $11.72633    $11.11083       11,234
 AST MONEY MARKET PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99963    $10.19448            0
    01/01/2007 to 12/31/2007.........  $10.19448    $10.49408            0
    01/01/2008 to 12/31/2008.........  $10.49408    $10.55683       94,326
    01/01/2009 to 12/31/2009.........  $10.55683    $10.38554       54,281
    01/01/2010 to 12/31/2010.........  $10.38554    $10.19444       18,279
    01/01/2011 to 12/31/2011.........  $10.19444    $10.00685       16,458
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.67846    $11.80784            0
    01/01/2007 to 12/31/2007.........  $11.80784    $11.95373            0
    01/01/2008 to 12/31/2008.........  $11.95373    $ 6.77336        2,956
    01/01/2009 to 12/31/2009.........  $ 6.77336    $ 9.34880       17,896
    01/01/2010 to 12/31/2010.........  $ 9.34880    $11.32466       14,503
    01/01/2011 to 12/31/2011.........  $11.32466    $10.83771       11,103
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02836    $10.06695            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.38451    $12.66399            0
    01/01/2007 to 12/31/2007.........  $12.66399    $15.18589            0
    01/01/2008 to 12/31/2008.........  $15.18589    $ 8.46708       14,630
    01/01/2009 to 12/31/2009.........  $ 8.46708    $10.78443       42,729
    01/01/2010 to 12/31/2010.........  $10.78443    $13.61848       28,666
    01/01/2011 to 12/31/2011.........  $13.61848    $13.59037       20,588

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.52092    $10.88374            0
    01/01/2007 to 12/31/2007.........  $10.88374    $12.67848            0
    01/01/2008 to 12/31/2008.........  $12.67848    $ 7.14915        4,676
    01/01/2009 to 12/31/2009.........  $ 7.14915    $ 8.59892       16,244
    01/01/2010 to 12/31/2010.........  $ 8.59892    $10.14886       12,972
    01/01/2011 to 04/29/2011.........  $10.14886    $11.37547            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10120    $ 5.56843        1,933
    01/01/2009 to 12/31/2009.........  $ 5.56843    $ 9.09942       16,312
    01/01/2010 to 12/31/2010.........  $ 9.09942    $10.91854        5,348
    01/01/2011 to 12/31/2011.........  $10.91854    $ 8.54304        3,318
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.04974    $10.22695            0
    01/01/2007 to 12/31/2007.........  $10.22695    $10.71750            0
    01/01/2008 to 12/31/2008.........  $10.71750    $10.63495       19,268
    01/01/2009 to 12/31/2009.........  $10.63495    $11.50428       41,221
    01/01/2010 to 12/31/2010.........  $11.50428    $11.72999       18,507
    01/01/2011 to 12/31/2011.........  $11.72999    $11.77036       19,340
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.97111    $10.28859            0
    01/01/2007 to 12/31/2007.........  $10.28859    $10.93452            0
    01/01/2008 to 12/31/2008.........  $10.93452    $10.48811       31,330
    01/01/2009 to 12/31/2009.........  $10.48811    $11.99359       31,097
    01/01/2010 to 12/31/2010.........  $11.99359    $12.67844       20,172
    01/01/2011 to 12/31/2011.........  $12.67844    $12.83777       21,424
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.20074    $10.63282       33,620
    01/01/2007 to 12/31/2007.........  $10.63282    $11.34340      192,633
    01/01/2008 to 12/31/2008.........  $11.34340    $ 8.96271      449,801
    01/01/2009 to 12/31/2009.........  $ 8.96271    $10.55805      571,094
    01/01/2010 to 12/31/2010.........  $10.55805    $11.45661      532,128
    01/01/2011 to 12/31/2011.........  $11.45661    $11.35524      569,993
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01837    $10.06686            0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.65212    $11.47106            0
    01/01/2007 to 12/31/2007.........  $11.47106    $11.49052            0
    01/01/2008 to 12/31/2008.........  $11.49052    $ 6.91030        5,311
    01/01/2009 to 12/31/2009.........  $ 6.91030    $ 8.26135       10,516
    01/01/2010 to 12/31/2010.........  $ 8.26135    $ 9.32751        4,285
    01/01/2011 to 12/31/2011.........  $ 9.32751    $ 9.47038        4,080

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99845    $ 8.88686            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.48067    $11.08163            0
    01/01/2007 to 12/31/2007.........  $11.08163    $11.84385       10,279
    01/01/2008 to 12/31/2008.........  $11.84385    $ 8.11373       62,844
    01/01/2009 to 12/31/2009.........  $ 8.11373    $10.14527       69,894
    01/01/2010 to 12/31/2010.........  $10.14527    $11.13210       55,900
    01/01/2011 to 12/31/2011.........  $11.13210    $10.55553       57,513
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.90494    $ 9.89897            0
    01/01/2007 to 12/31/2007.........  $ 9.89897    $10.40798            0
    01/01/2008 to 12/31/2008.........  $10.40798    $ 6.63894        2,891
    01/01/2009 to 12/31/2009.........  $ 6.63894    $ 8.72427        7,195
    01/01/2010 to 12/31/2010.........  $ 8.72427    $11.67952        5,573
    01/01/2011 to 12/31/2011.........  $11.67952    $11.34980        5,908
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.97289    $12.51865            0
    01/01/2007 to 12/31/2007.........  $12.51865    $11.59499            0
    01/01/2008 to 12/31/2008.........  $11.59499    $ 7.99717        1,428
    01/01/2009 to 12/31/2009.........  $ 7.99717    $ 9.96698       49,384
    01/01/2010 to 12/31/2010.........  $ 9.96698    $12.32368       32,174
    01/01/2011 to 12/31/2011.........  $12.32368    $11.37136       21,942
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.71510    $11.41015            0
    01/01/2007 to 12/31/2007.........  $11.41015    $11.90429      216,312
    01/01/2008 to 12/31/2008.........  $11.90429    $ 8.65127      350,657
    01/01/2009 to 12/31/2009.........  $ 8.65127    $10.53936      325,608
    01/01/2010 to 12/31/2010.........  $10.53936    $11.53594      283,411
    01/01/2011 to 12/31/2011.........  $11.53594    $11.54580      276,802
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.03110    $12.25615            0
    01/01/2007 to 12/31/2007.........  $12.25615    $11.59745            0
    01/01/2008 to 12/31/2008.........  $11.59745    $ 6.61400        1,700
    01/01/2009 to 12/31/2009.........  $ 6.61400    $ 8.03515        9,760
    01/01/2010 to 12/31/2010.........  $ 8.03515    $ 8.92968        6,217
    01/01/2011 to 12/31/2011.........  $ 8.92968    $ 8.61982        5,409
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.55493    $ 9.83592            0
    01/01/2007 to 12/31/2007.........  $ 9.83592    $10.58257            0
    01/01/2008 to 12/31/2008.........  $10.58257    $10.13233        6,502
    01/01/2009 to 12/31/2009.........  $10.13233    $11.14805        5,761
    01/01/2010 to 12/31/2010.........  $11.14805    $11.56854        3,971
    01/01/2011 to 12/31/2011.........  $11.56854    $11.82135        3,893

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.93997    $10.45186            0
    01/01/2007 to 12/31/2007.........  $10.45186    $11.10054            0
    01/01/2008 to 12/31/2008.........  $11.10054    $ 6.47415       12,329
    01/01/2009 to 12/31/2009.........  $ 6.47415    $ 9.74439       29,435
    01/01/2010 to 12/31/2010.........  $ 9.74439    $11.07477       16,781
    01/01/2011 to 12/31/2011.........  $11.07477    $10.68434       12,712
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.77422    $13.32198            0
    01/01/2007 to 12/31/2007.........  $13.32198    $18.36788            0
    01/01/2008 to 12/31/2008.........  $18.36788    $ 9.01490       30,349
    01/01/2009 to 12/31/2009.........  $ 9.01490    $13.21257       89,197
    01/01/2010 to 12/31/2010.........  $13.21257    $15.61837       60,070
    01/01/2011 to 12/31/2011.........  $15.61837    $13.04089       42,405
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.63747    $11.34830            0
    01/01/2007 to 12/31/2007.........  $11.34830    $12.20009            0
    01/01/2008 to 12/31/2008.........  $12.20009    $ 6.90477       69,425
    01/01/2009 to 12/31/2009.........  $ 6.90477    $ 8.70257      141,530
    01/01/2010 to 12/31/2010.........  $ 8.70257    $ 9.79034       88,029
    01/01/2011 to 12/31/2011.........  $ 9.79034    $ 9.27604       79,563
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99845    $ 9.97679            0
    01/01/2008 to 12/31/2008.........  $ 9.97679    $ 9.28052        9,674
    01/01/2009 to 12/31/2009.........  $ 9.28052    $10.16667        2,874
    01/01/2010 to 12/31/2010.........  $10.16667    $10.75520        1,992
    01/01/2011 to 12/31/2011.........  $10.75520    $11.19085        1,955
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07805    $ 6.63306       45,571
    01/01/2009 to 12/31/2009.........  $ 6.63306    $ 8.46640       95,074
    01/01/2010 to 12/31/2010.........  $ 8.46640    $ 9.15945       88,928
    01/01/2011 to 12/31/2011.........  $ 9.15945    $ 8.83880       87,969

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (1.95%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02472    $12.22943       595,052
    01/01/2010 to 12/31/2010.........  $12.22943    $13.43083     1,021,433
    01/01/2011 to 12/31/2011.........  $13.43083    $12.82397       828,559
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03706    $12.42655       372,398
    01/01/2010 to 12/31/2010.........  $12.42655    $13.85960       564,010
    01/01/2011 to 12/31/2011.........  $13.85960    $13.61010       468,521
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.07572    $12.47459        30,817
    01/01/2010 to 12/31/2010.........  $12.47459    $13.93020        41,386
    01/01/2011 to 12/31/2011.........  $13.93020    $14.15216        38,242
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02354    $12.05401     1,006,959
    01/01/2010 to 12/31/2010.........  $12.05401    $13.27946     1,632,326
    01/01/2011 to 12/31/2011.........  $13.27946    $12.86748     1,415,567
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99841    $ 9.15050        15,934
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.09832    $12.77034         7,607
    01/01/2010 to 12/31/2010.........  $12.77034    $14.08474         7,583
    01/01/2011 to 12/31/2011.........  $14.08474    $13.74775         4,514

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009.........  $ 9.93825    $ 9.61926             0
    01/01/2010 to 12/31/2010.........  $ 9.61926    $10.43325             0
    01/01/2011 to 12/31/2011.........  $10.43325    $11.22044             0
 AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009.........  $ 9.92268    $ 9.68544             0
    01/01/2010 to 12/31/2010.........  $ 9.68544    $10.56279             0
    01/01/2011 to 12/31/2011.........  $10.56279    $11.76803             0
 AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009.........  $ 9.90545    $ 9.58605             0
    01/01/2010 to 12/31/2010.........  $ 9.58605    $10.47099             0
    01/01/2011 to 12/31/2011.........  $10.47099    $11.91160             0
 AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009.........  $ 9.88417    $ 9.26066             0
    01/01/2010 to 12/31/2010.........  $ 9.26066    $10.15943             0
    01/01/2011 to 12/31/2011.........  $10.15943    $11.82650             0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99788    $10.99580             0
    01/01/2011 to 12/31/2011.........  $10.99580    $12.97540             0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99841    $12.00688             0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03884    $12.32315       913,717
    01/01/2010 to 12/31/2010.........  $12.32315    $13.70422     1,318,792
    01/01/2011 to 12/31/2011.........  $13.70422    $13.11625       991,497
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.05245    $12.35611       285,213
    01/01/2010 to 12/31/2010.........  $12.35611    $13.85815       433,340
    01/01/2011 to 12/31/2011.........  $13.85815    $13.26883       316,671
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03990    $11.95029       419,372
    01/01/2010 to 12/31/2010.........  $11.95029    $13.11882       591,941
    01/01/2011 to 12/31/2011.........  $13.11882    $12.63456       533,989
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.61486    $14.52687        11,348
    01/01/2010 to 12/31/2010.........  $14.52687    $18.33755        14,638
    01/01/2011 to 12/31/2011.........  $18.33755    $19.17281         8,818

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98067    $12.99734        4,658
    01/01/2010 to 12/31/2010.........  $12.99734    $16.89809        8,552
    01/01/2011 to 12/31/2011.........  $16.89809    $14.40189       11,920
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02694    $11.98361       71,930
    01/01/2010 to 12/31/2010.........  $11.98361    $13.32052      133,699
    01/01/2011 to 12/31/2011.........  $13.32052    $12.74316       91,820
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.01321    $12.30994      248,232
    01/01/2010 to 12/31/2010.........  $12.30994    $13.80890      457,611
    01/01/2011 to 12/31/2011.........  $13.80890    $13.34133      398,299
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98521    $12.16947      658,291
    01/01/2010 to 12/31/2010.........  $12.16947    $14.20708      903,054
    01/01/2011 to 12/31/2011.........  $14.20708    $13.06962      623,059
 AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.85947    $13.95016        3,523
    01/01/2010 to 12/31/2010.........  $13.95016    $16.44739        6,662
    01/01/2011 to 12/31/2011.........  $16.44739    $15.32029        4,661
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.04667    $12.85313       15,357
    01/01/2010 to 12/31/2010.........  $12.85313    $13.90429       27,247
    01/01/2011 to 12/31/2011.........  $13.90429    $13.09897       21,637
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.12468    $12.21751       70,714
    01/01/2010 to 12/31/2010.........  $12.21751    $13.52811       82,066
    01/01/2011 to 12/31/2011.........  $13.52811    $12.53734       47,798
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.05971    $13.49906       26,343
    01/01/2010 to 12/31/2010.........  $13.49906    $15.86600       43,391
    01/01/2011 to 12/31/2011.........  $15.86600    $15.09953       35,555
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.95325    $12.77276       46,093
    01/01/2010 to 12/31/2010.........  $12.77276    $15.88201       53,748
    01/01/2011 to 12/31/2011.........  $15.88201    $15.78149       40,426
 AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.01714    $12.52966       25,746
    01/01/2010 to 12/31/2010.........  $12.52966    $13.94919       31,564
    01/01/2011 to 12/31/2011.........  $13.94919    $14.11698       30,928

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.04108    $12.26108       156,056
    01/01/2010 to 12/31/2010.........  $12.26108    $13.68833       290,961
    01/01/2011 to 12/31/2011.........  $13.68833    $13.35045       254,430
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02472    $11.87199       282,056
    01/01/2010 to 12/31/2010.........  $11.87199    $12.99556       511,352
    01/01/2011 to 12/31/2011.........  $12.99556    $12.68275       467,260
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.14326    $13.28533         3,647
    01/01/2010 to 12/31/2010.........  $13.28533    $14.92060         7,775
    01/01/2011 to 12/31/2011.........  $14.92060    $12.74401         7,548
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.11776    $13.11671         8,314
    01/01/2010 to 12/31/2010.........  $13.11671    $14.29181        20,080
    01/01/2011 to 12/31/2011.........  $14.29181    $12.25942        16,831
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98134    $10.85750             0
    01/01/2010 to 12/31/2010.........  $10.85750    $11.80119             4
    01/01/2011 to 12/31/2011.........  $11.80119    $13.01645     2,156,130
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.07983    $11.67943       200,326
    01/01/2010 to 12/31/2010.........  $11.67943    $12.29454       198,793
    01/01/2011 to 12/31/2011.........  $12.29454    $12.08786       153,414
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08380    $10.28698             0
    01/01/2010 to 12/31/2010.........  $10.28698    $11.23222        12,805
    01/01/2011 to 12/31/2011.........  $11.23222    $11.09062        11,847
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14518    $10.29678         8,334
    01/01/2010 to 12/31/2010.........  $10.29678    $11.48598        21,000
    01/01/2011 to 12/31/2011.........  $11.48598    $10.60504        14,155
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.12742    $13.60349        62,037
    01/01/2010 to 12/31/2010.........  $13.60349    $14.30022        83,132
    01/01/2011 to 12/31/2011.........  $14.30022    $12.74350        59,596

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.06270    $12.74667        8,054
    01/01/2010 to 12/31/2010.........  $12.74667    $14.14819       17,023
    01/01/2011 to 12/31/2011.........  $14.14819    $13.29726       13,999
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03391    $12.09710       25,052
    01/01/2010 to 12/31/2010.........  $12.09710    $13.45763       42,083
    01/01/2011 to 12/31/2011.........  $13.45763    $14.54337       33,031
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.00733    $12.72864       26,187
    01/01/2010 to 12/31/2010.........  $12.72864    $14.95140       49,095
    01/01/2011 to 12/31/2011.........  $14.95140    $14.53184       33,718
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.07246    $13.37974       44,276
    01/01/2010 to 12/31/2010.........  $13.37974    $14.70491       51,774
    01/01/2011 to 12/31/2011.........  $14.70491    $13.97222       31,882
 AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02825    $12.16473       10,629
    01/01/2010 to 12/31/2010.........  $12.16473    $13.45761       15,031
    01/01/2011 to 12/31/2011.........  $13.45761    $13.12223       10,603
 AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98590    $13.24524       13,122
    01/01/2010 to 12/31/2010.........  $13.24524    $16.05923       20,689
    01/01/2011 to 12/31/2011.........  $16.05923    $15.20886       18,500
 AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.99969    $ 9.87777       30,575
    01/01/2010 to 12/31/2010.........  $ 9.87777    $ 9.69131       52,108
    01/01/2011 to 12/31/2011.........  $ 9.69131    $ 9.50835       61,745
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.13105    $13.73161       19,970
    01/01/2010 to 12/31/2010.........  $13.73161    $16.62562       25,525
    01/01/2011 to 12/31/2011.........  $16.62562    $15.90297       19,251
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02832    $10.06611            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.97681    $12.37664       23,156
    01/01/2010 to 12/31/2010.........  $12.37664    $15.62143       23,166
    01/01/2011 to 12/31/2011.........  $15.62143    $15.58152       14,867

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.93464    $12.07932         1,603
    01/01/2010 to 12/31/2010.........  $12.07932    $14.24972         5,500
    01/01/2011 to 04/29/2011.........  $14.24972    $15.96932             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.05442    $14.81166        26,588
    01/01/2010 to 12/31/2010.........  $14.81166    $17.76396        52,971
    01/01/2011 to 12/31/2011.........  $17.76396    $13.89229        40,979
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.99059    $10.49444        38,522
    01/01/2010 to 12/31/2010.........  $10.49444    $10.69508        80,281
    01/01/2011 to 12/31/2011.........  $10.69508    $10.72658        75,067
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98246    $11.06240       280,956
    01/01/2010 to 12/31/2010.........  $11.06240    $11.68833       491,052
    01/01/2011 to 12/31/2011.........  $11.68833    $11.82955       440,024
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02102    $11.61945       846,292
    01/01/2010 to 12/31/2010.........  $11.61945    $12.60207     1,589,753
    01/01/2011 to 12/31/2011.........  $12.60207    $12.48452     1,460,531
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01833    $10.06597             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.07719    $12.82018         5,784
    01/01/2010 to 12/31/2010.........  $12.82018    $14.46757        17,550
    01/01/2011 to 12/31/2011.........  $14.46757    $14.68191        15,660
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99841    $ 8.88392             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.08085    $12.39836       328,381
    01/01/2010 to 12/31/2010.........  $12.39836    $13.59785       608,087
    01/01/2011 to 12/31/2011.........  $13.59785    $12.88722       473,917
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.00835    $13.14833         9,922
    01/01/2010 to 12/31/2010.........  $13.14833    $17.59375        13,981
    01/01/2011 to 12/31/2011.........  $17.59375    $17.08879        13,405

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.97563    $12.95541        6,006
    01/01/2010 to 12/31/2010.........  $12.95541    $16.01106       10,614
    01/01/2011 to 12/31/2011.........  $16.01106    $14.76666       10,380
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03838    $12.15888      368,531
    01/01/2010 to 12/31/2010.........  $12.15888    $13.30202      654,745
    01/01/2011 to 12/31/2011.........  $13.30202    $13.30691      577,571
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.10014    $12.91774       11,031
    01/01/2010 to 12/31/2010.........  $12.91774    $14.34884       21,374
    01/01/2011 to 12/31/2011.........  $14.34884    $13.84402       19,893
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.01739    $11.11682       22,895
    01/01/2010 to 12/31/2010.........  $11.11682    $11.53051       56,304
    01/01/2011 to 12/31/2011.........  $11.53051    $11.77677       57,649
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98699    $13.17447       66,081
    01/01/2010 to 12/31/2010.........  $13.17447    $14.96577       69,563
    01/01/2011 to 12/31/2011.........  $14.96577    $14.43104       46,578
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.30108    $13.76951       57,611
    01/01/2010 to 12/31/2010.........  $13.76951    $16.26883       70,128
    01/01/2011 to 12/31/2011.........  $16.26883    $13.57744       48,741
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.06178    $12.77693       28,449
    01/01/2010 to 12/31/2010.........  $12.77693    $14.36696       56,592
    01/01/2011 to 12/31/2011.........  $14.36696    $13.60557       48,584
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98914    $10.76877       62,252
    01/01/2010 to 12/31/2010.........  $10.76877    $11.38650      117,168
    01/01/2011 to 12/31/2011.........  $11.38650    $11.84188       83,596
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009.........  $10.07065    $12.83927      262,871
    01/01/2010 to 12/31/2010.........  $12.83927    $13.88351      456,344
    01/01/2011 to 12/31/2011.........  $13.88351    $13.39083      349,721

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV AND HD GRO (2.00%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.08486    $ 7.85173     5,156,548
    01/01/2009 to 12/31/2009.........  $ 7.85173    $ 9.57274     5,429,944
    01/01/2010 to 12/31/2010.........  $ 9.57274    $10.50792     5,196,651
    01/01/2011 to 12/31/2011.........  $10.50792    $10.02826     4,502,954
 AST ADVANCED STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.91313    $ 7.85527     1,511,014
    01/01/2009 to 12/31/2009.........  $ 7.85527    $ 9.71908     2,166,656
    01/01/2010 to 12/31/2010.........  $ 9.71908    $10.83459     2,247,302
    01/01/2011 to 12/31/2011.........  $10.83459    $10.63439     1,860,010
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.71895    $ 7.39638        77,951
    01/01/2009 to 12/31/2009.........  $ 7.39638    $ 8.54022        93,171
    01/01/2010 to 12/31/2010.........  $ 8.54022    $ 9.53202        88,459
    01/01/2011 to 12/31/2011.........  $ 9.53202    $ 9.67915        85,223
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.10090    $ 8.12177     2,749,996
    01/01/2009 to 12/31/2009.........  $ 8.12177    $ 9.81762     5,945,452
    01/01/2010 to 12/31/2010.........  $ 9.81762    $10.81044     5,652,783
    01/01/2011 to 12/31/2011.........  $10.81044    $10.46997     5,046,150
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99783    $ 9.14700     2,561,870
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.82539    $ 7.77505       155,958
    01/01/2009 to 12/31/2009.........  $ 7.77505    $ 9.01434       156,120
    01/01/2010 to 12/31/2010.........  $ 9.01434    $ 9.93724       144,108
    01/01/2011 to 12/31/2011.........  $ 9.93724    $ 9.69471       143,677

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99891    $ 9.36266             0
    01/01/2010 to 12/31/2010.........  $ 9.36266    $10.14987             0
    01/01/2011 to 12/31/2011.........  $10.14987    $10.91038             0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........  $ 9.99838    $12.01642        62,697
    01/01/2009 to 12/31/2009.........  $12.01642    $11.06804        84,267
    01/01/2010 to 12/31/2010.........  $11.06804    $12.06476        34,821
    01/01/2011 to 12/31/2011.........  $12.06476    $13.43484        16,829
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........  $ 9.99838    $12.08513        91,073
    01/01/2009 to 12/31/2009.........  $12.08513    $10.93579        85,471
    01/01/2010 to 12/31/2010.........  $10.93579    $11.93948        65,479
    01/01/2011 to 12/31/2011.........  $11.93948    $13.57548        53,824
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99891    $ 8.77441         7,864
    01/01/2010 to 12/31/2010.........  $ 8.77441    $ 9.62130        76,880
    01/01/2011 to 12/31/2011.........  $ 9.62130    $11.19462        26,646
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99783    $10.99032       105,601
    01/01/2011 to 12/31/2011.........  $10.99032    $12.96252        48,721
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99837    $12.00089        82,356
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.17687    $ 7.65036     5,333,371
    01/01/2009 to 12/31/2009.........  $ 7.65036    $ 9.40019     7,061,251
    01/01/2010 to 12/31/2010.........  $ 9.40019    $10.44844     7,048,991
    01/01/2011 to 12/31/2011.........  $10.44844    $ 9.99527     5,733,047
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09919    $ 6.68342       165,849
    01/01/2009 to 12/31/2009.........  $ 6.68342    $ 8.31169       485,836
    01/01/2010 to 12/31/2010.........  $ 8.31169    $ 9.31755       486,292
    01/01/2011 to 12/31/2011.........  $ 9.31755    $ 8.91687       359,184
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08101    $ 7.33101       379,551
    01/01/2009 to 12/31/2009.........  $ 7.33101    $ 8.86828       876,771
    01/01/2010 to 12/31/2010.........  $ 8.86828    $ 9.73060       889,197
    01/01/2011 to 12/31/2011.........  $ 9.73060    $ 9.36678       787,948

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST COHEN & STEERS REALTY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $12.64271    $ 8.02896        75,117
    01/01/2009 to 12/31/2009.........  $ 8.02896    $10.38472        87,073
    01/01/2010 to 12/31/2010.........  $10.38472    $13.10236        94,967
    01/01/2011 to 12/31/2011.........  $13.10236    $13.69242        82,479
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 07/18/2008.........  $ 8.87462    $ 8.66249             0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.76805    $ 7.22906        19,587
    01/01/2009 to 12/31/2009.........  $ 7.22906    $ 9.40232        35,432
    01/01/2010 to 12/31/2010.........  $ 9.40232    $12.21815        33,322
    01/01/2011 to 12/31/2011.........  $12.21815    $10.40817        61,481
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10352    $ 7.49088        11,709
    01/01/2009 to 12/31/2009.........  $ 7.49088    $ 8.90312       114,516
    01/01/2010 to 12/31/2010.........  $ 8.90312    $ 9.89157       116,182
    01/01/2011 to 12/31/2011.........  $ 9.89157    $ 9.45811       119,039
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.71147    $ 7.21381       688,157
    01/01/2009 to 12/31/2009.........  $ 7.21381    $ 8.75917       959,767
    01/01/2010 to 12/31/2010.........  $ 8.75917    $ 9.82091       988,494
    01/01/2011 to 12/31/2011.........  $ 9.82091    $ 9.48371       824,369
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.63940    $ 6.63806     1,046,795
    01/01/2009 to 12/31/2009.........  $ 6.63806    $ 8.19841     1,894,696
    01/01/2010 to 12/31/2010.........  $ 8.19841    $ 9.56644     1,969,413
    01/01/2011 to 12/31/2011.........  $ 9.56644    $ 8.79623     1,363,057
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99838    $ 7.46235        40,879
    01/01/2009 to 11/13/2009.........  $ 7.46235    $ 8.32337             0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17506    $ 6.10468         4,200
    01/01/2009 to 12/31/2009.........  $ 6.10468    $ 8.08576         8,784
    01/01/2010 to 12/31/2010.........  $ 8.08576    $ 9.52851        10,875
    01/01/2011 to 12/31/2011.........  $ 9.52851    $ 8.87118         7,211

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.55710    $ 7.57143       17,301
    01/01/2009 to 12/31/2009.........  $ 7.57143    $11.08988       49,111
    01/01/2010 to 12/31/2010.........  $11.08988    $11.99104       51,553
    01/01/2011 to 12/31/2011.........  $11.99104    $11.29110       28,018
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.24594    $ 7.05356      228,304
    01/01/2009 to 12/31/2009.........  $ 7.05356    $ 8.24220      395,031
    01/01/2010 to 12/31/2010.........  $ 8.24220    $ 9.12197      368,229
    01/01/2011 to 12/31/2011.........  $ 9.12197    $ 8.44979      366,589
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.61423    $ 7.46504       38,476
    01/01/2009 to 12/31/2009.........  $ 7.46504    $11.49714       50,576
    01/01/2010 to 12/31/2010.........  $11.49714    $13.50650       53,437
    01/01/2011 to 12/31/2011.........  $13.50650    $12.84773       41,030
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03326    $ 7.62852        2,952
    01/01/2009 to 12/31/2009.........  $ 7.62852    $ 9.48684       12,889
    01/01/2010 to 12/31/2010.........  $ 9.48684    $11.79052       51,389
    01/01/2011 to 12/31/2011.........  $11.79052    $11.71022       18,168
 AST HIGH YIELD PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.57333    $ 7.80022       25,367
    01/01/2009 to 12/31/2009.........  $ 7.80022    $10.36610       46,663
    01/01/2010 to 12/31/2010.........  $10.36610    $11.53495       41,207
    01/01/2011 to 12/31/2011.........  $11.53495    $11.66806       48,460
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11170    $ 7.12455       39,125
    01/01/2009 to 12/31/2009.........  $ 7.12455    $ 8.84741      128,171
    01/01/2010 to 12/31/2010.........  $ 8.84741    $ 9.87243      141,753
    01/01/2011 to 12/31/2011.........  $ 9.87243    $ 9.62404      124,364
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08919    $ 7.59959      116,091
    01/01/2009 to 12/31/2009.........  $ 7.59959    $ 9.19270      375,735
    01/01/2010 to 12/31/2010.........  $ 9.19270    $10.05774      363,119
    01/01/2011 to 12/31/2011.........  $10.05774    $ 9.81078      361,319
 AST INTERNATIONAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.00970    $ 6.02671      133,364
    01/01/2009 to 12/31/2009.........  $ 6.02671    $ 7.99362      156,357
    01/01/2010 to 12/31/2010.........  $ 7.99362    $ 8.97315      142,792
    01/01/2011 to 12/31/2011.........  $ 8.97315    $ 7.66043      116,530

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.18168    $ 6.87641        99,523
    01/01/2009 to 12/31/2009.........  $ 6.87641    $ 8.79761        94,195
    01/01/2010 to 12/31/2010.........  $ 8.79761    $ 9.58113        88,078
    01/01/2011 to 12/31/2011.........  $ 9.58113    $ 8.21462        78,075
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........  $ 9.99838    $10.70083     4,682,502
    01/01/2009 to 12/31/2009.........  $10.70083    $11.67692     2,124,345
    01/01/2010 to 12/31/2010.........  $11.67692    $12.68549     1,168,165
    01/01/2011 to 12/31/2011.........  $12.68549    $13.98483     3,388,371
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.81189    $ 9.31756       386,053
    01/01/2009 to 12/31/2009.........  $ 9.31756    $11.14647       582,874
    01/01/2010 to 12/31/2010.........  $11.14647    $11.72786       603,595
    01/01/2011 to 12/31/2011.........  $11.72786    $11.52499       480,501
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08376    $10.28632         1,364
    01/01/2010 to 12/31/2010.........  $10.28632    $11.22592           874
    01/01/2011 to 12/31/2011.........  $11.22592    $11.07902        16,790
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14514    $10.29615             0
    01/01/2010 to 12/31/2010.........  $10.29615    $11.47968         3,609
    01/01/2011 to 12/31/2011.........  $11.47968    $10.59405         5,291
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $12.46030    $ 7.88578       116,313
    01/01/2009 to 12/31/2009.........  $ 7.88578    $10.50517       143,651
    01/01/2010 to 12/31/2010.........  $10.50517    $11.03780       129,026
    01/01/2011 to 12/31/2011.........  $11.03780    $ 9.83134       125,803
 AST LARGE-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.99817    $ 6.66999        71,598
    01/01/2009 to 12/31/2009.........  $ 6.66999    $ 7.81007        69,788
    01/01/2010 to 12/31/2010.........  $ 7.81007    $ 8.66458        56,880
    01/01/2011 to 12/31/2011.........  $ 8.66458    $ 8.13952        55,857
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.86211    $ 8.35835        89,519
    01/01/2009 to 12/31/2009.........  $ 8.35835    $11.03009        94,110
    01/01/2010 to 12/31/2010.........  $11.03009    $12.26448        87,418
    01/01/2011 to 12/31/2011.........  $12.26448    $13.24736        91,403
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.58726    $ 7.11622       179,095
    01/01/2009 to 12/31/2009.........  $ 7.11622    $ 9.05285       209,647
    01/01/2010 to 12/31/2010.........  $ 9.05285    $10.62849       194,264
    01/01/2011 to 12/31/2011.........  $10.62849    $10.32516       172,784

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $12.46101    $ 8.83785       67,057
    01/01/2009 to 12/31/2009.........  $ 8.83785    $11.39455       69,641
    01/01/2010 to 12/31/2010.........  $11.39455    $12.51694       66,775
    01/01/2011 to 12/31/2011.........  $12.51694    $11.88737       55,650
 AST MFS GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.89492    $ 8.12919       47,298
    01/01/2009 to 12/31/2009.........  $ 8.12919    $ 9.90685       49,466
    01/01/2010 to 12/31/2010.........  $ 9.90685    $10.95423       54,189
    01/01/2011 to 12/31/2011.........  $10.95423    $10.67597       33,720
 AST MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.78213    $ 7.06599       20,070
    01/01/2009 to 12/31/2009.........  $ 7.06599    $ 9.62124       20,667
    01/01/2010 to 12/31/2010.........  $ 9.62124    $11.65953       22,107
    01/01/2011 to 12/31/2011.........  $11.65953    $11.03672       14,167
 AST MONEY MARKET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.49553    $10.52918      273,830
    01/01/2009 to 12/31/2009.........  $10.52918    $10.34785      586,507
    01/01/2010 to 12/31/2010.........  $10.34785    $10.14728      315,255
    01/01/2011 to 12/31/2011.........  $10.14728    $ 9.95080      345,766
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.80986    $ 6.74815       54,087
    01/01/2009 to 12/31/2009.........  $ 6.74815    $ 9.30482       64,787
    01/01/2010 to 12/31/2010.........  $ 9.30482    $11.26042       54,472
    01/01/2011 to 12/31/2011.........  $11.26042    $10.76561       53,309
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02828    $10.06526        1,126
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $13.36122    $ 8.43558      120,168
    01/01/2009 to 12/31/2009.........  $ 8.43558    $10.73369      134,535
    01/01/2010 to 12/31/2010.........  $10.73369    $13.54107      171,807
    01/01/2011 to 12/31/2011.........  $13.54107    $13.49978      132,082
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.97553    $ 7.12239       25,973
    01/01/2009 to 12/31/2009.........  $ 7.12239    $ 8.55827       34,175
    01/01/2010 to 12/31/2010.........  $ 8.55827    $10.09108       32,545
    01/01/2011 to 04/29/2011.........  $10.09108    $11.30707            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10112    $ 5.56591        19,671
    01/01/2009 to 12/31/2009.........  $ 5.56591    $ 9.08638       170,536
    01/01/2010 to 12/31/2010.........  $ 9.08638    $10.89213       190,362
    01/01/2011 to 12/31/2011.........  $10.89213    $ 8.51405       147,056
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.98242    $10.59575       102,544
    01/01/2009 to 12/31/2009.........  $10.59575    $11.45066       146,216
    01/01/2010 to 12/31/2010.........  $11.45066    $11.66376       163,847
    01/01/2011 to 12/31/2011.........  $11.66376    $11.69252       206,500
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.19729    $10.46055       275,747
    01/01/2009 to 12/31/2009.........  $10.46055    $11.95037       589,127
    01/01/2010 to 12/31/2010.........  $11.95037    $12.62027       690,427
    01/01/2011 to 12/31/2011.........  $12.62027    $12.76640       619,970
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.07266    $ 8.93562     1,347,367
    01/01/2009 to 12/31/2009.........  $ 8.93562    $10.51580     3,387,171
    01/01/2010 to 12/31/2010.........  $10.51580    $11.39953     3,342,275
    01/01/2011 to 12/31/2011.........  $11.39953    $11.28767     3,067,168
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01829    $10.06516             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.53943    $ 6.88447        38,550
    01/01/2009 to 12/31/2009.........  $ 6.88447    $ 8.22238        47,462
    01/01/2010 to 12/31/2010.........  $ 8.22238    $ 9.27431        44,819
    01/01/2011 to 12/31/2011.........  $ 9.27431    $ 9.40705        44,044
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99837    $ 8.88098             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.15437    $ 8.08343       191,148
    01/01/2009 to 12/31/2009.........  $ 8.08343    $10.09749       362,933
    01/01/2010 to 12/31/2010.........  $10.09749    $11.06899       463,819
    01/01/2011 to 12/31/2011.........  $11.06899    $10.48542       379,473
 AST SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.31536    $ 6.62159        11,829
    01/01/2009 to 12/31/2009.........  $ 6.62159    $ 8.69297        21,177
    01/01/2010 to 12/31/2010.........  $ 8.69297    $11.62640        12,981
    01/01/2011 to 12/31/2011.........  $11.62640    $11.28700        14,569

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.76005    $ 7.96731        96,050
    01/01/2009 to 12/31/2009.........  $ 7.96731    $ 9.92002       100,896
    01/01/2010 to 12/31/2010.........  $ 9.92002    $12.25369        88,868
    01/01/2011 to 12/31/2011.........  $12.25369    $11.29575        81,692
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.31498    $ 8.61898     1,103,798
    01/01/2009 to 12/31/2009.........  $ 8.61898    $10.48975     1,351,433
    01/01/2010 to 12/31/2010.........  $10.48975    $11.47036     1,375,810
    01/01/2011 to 12/31/2011.........  $11.47036    $11.46887     1,177,868
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.78554    $ 6.58939       185,271
    01/01/2009 to 12/31/2009.........  $ 6.58939    $ 7.99756       216,991
    01/01/2010 to 12/31/2010.........  $ 7.99756    $ 8.87911       214,785
    01/01/2011 to 12/31/2011.........  $ 8.87911    $ 8.56256       210,398
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.80186    $10.09452        53,563
    01/01/2009 to 12/31/2009.........  $10.09452    $11.09557        67,136
    01/01/2010 to 12/31/2010.........  $11.09557    $11.50292        60,985
    01/01/2011 to 12/31/2011.........  $11.50292    $11.74276        72,572
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.88726    $ 6.45716        85,741
    01/01/2009 to 12/31/2009.........  $ 6.45716    $ 9.70941       152,809
    01/01/2010 to 12/31/2010.........  $ 9.70941    $11.02414       123,355
    01/01/2011 to 12/31/2011.........  $11.02414    $10.62508       117,954
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $16.49090    $ 8.98133        36,153
    01/01/2009 to 12/31/2009.........  $ 8.98133    $13.15053        51,255
    01/01/2010 to 12/31/2010.........  $13.15053    $15.52981        52,620
    01/01/2011 to 12/31/2011.........  $15.52981    $12.95425        54,604
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.04714    $ 6.88390       601,776
    01/01/2009 to 12/31/2009.........  $ 6.88390    $ 8.66769       690,320
    01/01/2010 to 12/31/2010.........  $ 8.66769    $ 9.74160       635,594
    01/01/2011 to 12/31/2011.........  $ 9.74160    $ 9.22075       597,446

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.22951    $ 9.27033        23,162
    01/01/2009 to 12/31/2009.........  $ 9.27033    $10.14552       108,478
    01/01/2010 to 12/31/2010.........  $10.14552    $10.72220       115,585
    01/01/2011 to 12/31/2011.........  $10.72220    $11.14563       109,867
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07802    $ 6.62871       307,539
    01/01/2009 to 12/31/2009.........  $ 6.62871    $ 8.45254       930,415
    01/01/2010 to 12/31/2010.........  $ 8.45254    $ 9.13538     1,007,771
    01/01/2011 to 12/31/2011.........  $ 9.13538    $ 8.80688       732,911

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT, AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
 (2.25%) OR LIFETIME FIVE INCOME BENEFIT AND HIGHEST DAILY VALUE DEATH BENEFIT
                 (2.25%) OR HD GRO 60 BPS AND COMBO DB (2.25%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.38461    $10.94529     5,532,354
    01/01/2007 to 12/31/2007.........  $10.94529    $11.68877     9,731,970
    01/01/2008 to 12/31/2008.........  $11.68877    $ 7.79271     8,220,827
    01/01/2009 to 12/31/2009.........  $ 7.79271    $ 9.47766     7,744,445
    01/01/2010 to 12/31/2010.........  $ 9.47766    $10.37822     7,544,568
    01/01/2011 to 12/31/2011.........  $10.37822    $ 9.88032     6,843,878
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.14215    $10.61267       873,210
    01/01/2007 to 12/31/2007.........  $10.61267    $11.36459     2,362,014
    01/01/2008 to 12/31/2008.........  $11.36459    $ 7.80171     2,319,713
    01/01/2009 to 12/31/2009.........  $ 7.80171    $ 9.62915     2,200,107
    01/01/2010 to 12/31/2010.........  $ 9.62915    $10.70809     2,131,338
    01/01/2011 to 12/31/2011.........  $10.70809    $10.48454     2,058,340
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.68420    $11.75492             0
    01/01/2007 to 12/31/2007.........  $11.75492    $11.48262             0
    01/01/2008 to 12/31/2008.........  $11.48262    $ 7.32789             0
    01/01/2009 to 12/31/2009.........  $ 7.32789    $ 8.44044             0
    01/01/2010 to 12/31/2010.........  $ 8.44044    $ 9.39776             0
    01/01/2011 to 12/31/2011.........  $ 9.39776    $ 9.51953             0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.33511    $10.83790     1,470,871
    01/01/2007 to 12/31/2007.........  $10.83790    $11.56011     2,588,286
    01/01/2008 to 12/31/2008.........  $11.56011    $ 8.06061     3,781,063
    01/01/2009 to 12/31/2009.........  $ 8.06061    $ 9.71989     5,689,327
    01/01/2010 to 12/31/2010.........  $ 9.71989    $10.67667     5,049,654
    01/01/2011 to 12/31/2011.........  $10.67667    $10.31523     4,565,268

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99756    $ 9.13191      1,589,823
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.50768    $12.69696              0
    01/01/2007 to 12/31/2007.........  $12.69696    $12.56242              0
    01/01/2008 to 12/31/2008.........  $12.56242    $ 7.70297              0
    01/01/2009 to 12/31/2009.........  $ 7.70297    $ 8.90897              0
    01/01/2010 to 12/31/2010.........  $ 8.90897    $ 9.79708              0
    01/01/2011 to 12/31/2011.........  $ 9.79708    $ 9.53469              0
 AST BOND PORTFOLIO 2016
    05/01/2009* to 12/31/2009........  $ 9.93817    $ 9.60041              0
    01/01/2010 to 12/31/2010.........  $ 9.60041    $10.38216              0
    01/01/2011 to 12/31/2011.........  $10.38216    $11.13290              0
 AST BOND PORTFOLIO 2018
    05/01/2009* to 12/31/2009........  $ 9.92260    $ 9.66626              0
    01/01/2010 to 12/31/2010.........  $ 9.66626    $10.51104              0
    01/01/2011 to 12/31/2011.........  $10.51104    $11.67616              0
 AST BOND PORTFOLIO 2019
    05/01/2009* to 12/31/2009........  $ 9.90537    $ 9.56715              0
    01/01/2010 to 12/31/2010.........  $ 9.56715    $10.41967              0
    01/01/2011 to 12/31/2011.........  $10.41967    $11.81852              0
 AST BOND PORTFOLIO 2020
    05/01/2009* to 12/31/2009........  $ 9.88409    $ 9.24236              0
    01/01/2010 to 12/31/2010.........  $ 9.24236    $10.10963            676
    01/01/2011 to 12/31/2011.........  $10.10963    $11.73410              0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99756    $10.96344              0
    01/01/2011 to 12/31/2011.........  $10.96344    $12.89923          5,764
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99817    $11.97169              0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.50360    $11.12115      6,561,306
    01/01/2007 to 12/31/2007.........  $11.12115    $11.93342     12,935,579
    01/01/2008 to 12/31/2008.........  $11.93342    $ 7.59294     11,371,205
    01/01/2009 to 12/31/2009.........  $ 7.59294    $ 9.30688     10,717,473
    01/01/2010 to 12/31/2010.........  $ 9.30688    $10.31961     10,433,364
    01/01/2011 to 12/31/2011.........  $10.31961    $ 9.84787      9,803,171

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09912    $ 6.67246        28,640
    01/01/2009 to 12/31/2009.........  $ 6.67246    $ 8.27770        58,285
    01/01/2010 to 12/31/2010.........  $ 8.27770    $ 9.25676        76,010
    01/01/2011 to 12/31/2011.........  $ 9.25676    $ 8.83709        96,013
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08094    $ 7.31895        39,416
    01/01/2009 to 12/31/2009.........  $ 7.31895    $ 8.83205        63,218
    01/01/2010 to 12/31/2010.........  $ 8.83205    $ 9.66727        88,601
    01/01/2011 to 12/31/2011.........  $ 9.66727    $ 9.28309        95,967
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.09878    $15.99622             0
    01/01/2007 to 12/31/2007.........  $15.99622    $12.52355             0
    01/01/2008 to 12/31/2008.........  $12.52355    $ 7.95449             0
    01/01/2009 to 12/31/2009.........  $ 7.95449    $10.26325             0
    01/01/2010 to 12/31/2010.........  $10.26325    $12.91748             0
    01/01/2011 to 12/31/2011.........  $12.91748    $13.46633             0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.20903    $11.69708             0
    01/01/2007 to 12/31/2007.........  $11.69708    $ 9.40579             0
    01/01/2008 to 07/18/2008.........  $ 9.40579    $ 8.59151             0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.14965    $12.04505             0
    01/01/2007 to 12/31/2007.........  $12.04505    $13.09925             0
    01/01/2008 to 12/31/2008.........  $13.09925    $ 7.16200             0
    01/01/2009 to 12/31/2009.........  $ 7.16200    $ 9.29215             0
    01/01/2010 to 12/31/2010.........  $ 9.29215    $12.04549             0
    01/01/2011 to 12/31/2011.........  $12.04549    $10.23600             0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10345    $ 7.47852        23,411
    01/01/2009 to 12/31/2009.........  $ 7.47852    $ 8.86670        25,943
    01/01/2010 to 12/31/2010.........  $ 8.86670    $ 9.82698        44,009
    01/01/2011 to 12/31/2011.........  $ 9.82698    $ 9.37344        17,618
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.04243    $10.53407       617,809
    01/01/2007 to 12/31/2007.........  $10.53407    $11.18251     1,767,825
    01/01/2008 to 12/31/2008.........  $11.18251    $ 7.16462     1,552,160
    01/01/2009 to 12/31/2009.........  $ 7.16462    $ 8.67826     1,491,611
    01/01/2010 to 12/31/2010.........  $ 8.67826    $ 9.70641     1,465,024
    01/01/2011 to 12/31/2011.........  $ 9.70641    $ 9.35035     1,359,077

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.16209    $10.43578       731,245
    01/01/2007 to 12/31/2007.........  $10.43578    $11.37013     2,525,442
    01/01/2008 to 12/31/2008.........  $11.37013    $ 6.59282     2,355,256
    01/01/2009 to 12/31/2009.........  $ 6.59282    $ 8.12252     2,340,434
    01/01/2010 to 12/31/2010.........  $ 8.12252    $ 9.45472     2,557,617
    01/01/2011 to 12/31/2011.........  $ 9.45472    $ 8.67232     2,442,153
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99818    $ 7.45402        13,425
    01/01/2009 to 11/13/2009.........  $ 7.45402    $ 8.29630             0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17485    $ 6.09790             0
    01/01/2009 to 12/31/2009.........  $ 6.09790    $ 8.05684             0
    01/01/2010 to 12/31/2010.........  $ 8.05684    $ 9.47128             0
    01/01/2011 to 12/31/2011.........  $ 9.47128    $ 8.79636             0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.20329    $11.51996             0
    01/01/2007 to 12/31/2007.........  $11.51996    $12.84145             0
    01/01/2008 to 12/31/2008.........  $12.84145    $ 7.50118             0
    01/01/2009 to 12/31/2009.........  $ 7.50118    $10.96011             0
    01/01/2010 to 12/31/2010.........  $10.96011    $11.82166             0
    01/01/2011 to 12/31/2011.........  $11.82166    $11.10435             0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.61651    $11.71945             0
    01/01/2007 to 12/31/2007.........  $11.71945    $12.04791             0
    01/01/2008 to 12/31/2008.........  $12.04791    $ 6.98810             0
    01/01/2009 to 12/31/2009.........  $ 6.98810    $ 8.14575             0
    01/01/2010 to 12/31/2010.........  $ 8.14575    $ 8.99314             0
    01/01/2011 to 12/31/2011.........  $ 8.99314    $ 8.31011             0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.08434    $10.94421             0
    01/01/2007 to 12/31/2007.........  $10.94421    $12.77287             0
    01/01/2008 to 12/31/2008.........  $12.77287    $ 7.39570             0
    01/01/2009 to 12/31/2009.........  $ 7.39570    $11.36264             0
    01/01/2010 to 12/31/2010.........  $11.36264    $13.31590             0
    01/01/2011 to 12/31/2011.........  $13.31590    $12.63558             0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03306    $ 7.61998             0
    01/01/2009 to 12/31/2009.........  $ 7.61998    $ 9.45304             0
    01/01/2010 to 12/31/2010.........  $ 9.45304    $11.71980             0
    01/01/2011 to 12/31/2011.........  $11.71980    $11.61152             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.05733    $10.59002            0
    01/01/2007 to 12/31/2007.........  $10.59002    $10.61268            0
    01/01/2008 to 12/31/2008.........  $10.61268    $ 7.72782            0
    01/01/2009 to 12/31/2009.........  $ 7.72782    $10.24484            0
    01/01/2010 to 12/31/2010.........  $10.24484    $11.37212            0
    01/01/2011 to 12/31/2011.........  $11.37212    $11.47527            0
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11164    $ 7.11287       42,503
    01/01/2009 to 12/31/2009.........  $ 7.11287    $ 8.81140       39,452
    01/01/2010 to 12/31/2010.........  $ 8.81140    $ 9.80827       37,937
    01/01/2011 to 12/31/2011.........  $ 9.80827    $ 9.53814       19,602
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08912    $ 7.58716       49,807
    01/01/2009 to 12/31/2009.........  $ 7.58716    $ 9.15528       81,519
    01/01/2010 to 12/31/2010.........  $ 9.15528    $ 9.99239       89,731
    01/01/2011 to 12/31/2011.........  $ 9.99239    $ 9.72331       81,041
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99169    $10.56677            0
    01/01/2007 to 12/31/2007.........  $10.56677    $12.30178            0
    01/01/2008 to 12/31/2008.........  $12.30178    $ 5.98731            0
    01/01/2009 to 12/31/2009.........  $ 5.98731    $ 7.92187            0
    01/01/2010 to 12/31/2010.........  $ 7.92187    $ 8.87097            0
    01/01/2011 to 12/31/2011.........  $ 8.87097    $ 7.55472            0
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2006* to 12/31/2006........  $10.00984    $10.82889            0
    01/01/2007 to 12/31/2007.........  $10.82889    $12.47484            0
    01/01/2008 to 12/31/2008.........  $12.47484    $ 6.83160            0
    01/01/2009 to 12/31/2009.........  $ 6.83160    $ 8.71894            0
    01/01/2010 to 12/31/2010.........  $ 8.71894    $ 9.47217            0
    01/01/2011 to 12/31/2011.........  $ 9.47217    $ 8.10141            0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.90941    $11.49327            0
    01/01/2007 to 12/31/2007.........  $11.49327    $11.45739      301,914
    01/01/2008 to 12/31/2008.........  $11.45739    $ 9.23119      349,586
    01/01/2009 to 12/31/2009.........  $ 9.23119    $11.01602      377,710
    01/01/2010 to 12/31/2010.........  $11.01602    $11.56220      376,904
    01/01/2011 to 12/31/2011.........  $11.56220    $11.33459      367,461
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08356    $10.28302            0
    01/01/2010 to 12/31/2010.........  $10.28302    $11.19487            0
    01/01/2011 to 12/31/2011.........  $11.19487    $11.02146            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14494    $10.29281          0
    01/01/2010 to 12/31/2010.........  $10.29281    $11.44781        885
    01/01/2011 to 12/31/2011.........  $11.44781    $10.53872          0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.07550    $12.73435          0
    01/01/2007 to 12/31/2007.........  $12.73435    $13.62815          0
    01/01/2008 to 12/31/2008.........  $13.62815    $ 7.81267          0
    01/01/2009 to 12/31/2009.........  $ 7.81267    $10.38229          0
    01/01/2010 to 12/31/2010.........  $10.38229    $10.88206          0
    01/01/2011 to 12/31/2011.........  $10.88206    $ 9.66899          0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.04913    $12.17354          0
    01/01/2007 to 12/31/2007.........  $12.17354    $11.54866          0
    01/01/2008 to 12/31/2008.........  $11.54866    $ 6.60817          0
    01/01/2009 to 12/31/2009.........  $ 6.60817    $ 7.71877          0
    01/01/2010 to 12/31/2010.........  $ 7.71877    $ 8.54237          0
    01/01/2011 to 12/31/2011.........  $ 8.54237    $ 8.00512          0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.18232    $10.63464          0
    01/01/2007 to 12/31/2007.........  $10.63464    $11.03240          0
    01/01/2008 to 12/31/2008.........  $11.03240    $ 8.28063          0
    01/01/2009 to 12/31/2009.........  $ 8.28063    $10.90085          0
    01/01/2010 to 12/31/2010.........  $10.90085    $12.09106          0
    01/01/2011 to 12/31/2011.........  $12.09106    $13.02828          0
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.12177    $11.38185          0
    01/01/2007 to 12/31/2007.........  $11.38185    $12.79579          0
    01/01/2008 to 12/31/2008.........  $12.79579    $ 7.05018          0
    01/01/2009 to 12/31/2009.........  $ 7.05018    $ 8.94686          0
    01/01/2010 to 12/31/2010.........  $ 8.94686    $10.47834          0
    01/01/2011 to 12/31/2011.........  $10.47834    $10.15451          0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.41248    $12.67817          0
    01/01/2007 to 12/31/2007.........  $12.67817    $13.56337          0
    01/01/2008 to 12/31/2008.........  $13.56337    $ 8.75586          0
    01/01/2009 to 12/31/2009.........  $ 8.75586    $11.26126          0
    01/01/2010 to 12/31/2010.........  $11.26126    $12.34035          0
    01/01/2011 to 12/31/2011.........  $12.34035    $11.69116          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.02534    $11.48567         0
    01/01/2007 to 12/31/2007.........  $11.48567    $12.92858         0
    01/01/2008 to 12/31/2008.........  $12.92858    $ 8.05364         0
    01/01/2009 to 12/31/2009.........  $ 8.05364    $ 9.79086         0
    01/01/2010 to 12/31/2010.........  $ 9.79086    $10.79966         0
    01/01/2011 to 12/31/2011.........  $10.79966    $10.49959         0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.02794    $11.51347         0
    01/01/2007 to 12/31/2007.........  $11.51347    $11.56862         0
    01/01/2008 to 12/31/2008.........  $11.56862    $ 7.00032         0
    01/01/2009 to 12/31/2009.........  $ 7.00032    $ 9.50836         0
    01/01/2010 to 12/31/2010.........  $ 9.50836    $11.49463         0
    01/01/2011 to 12/31/2011.........  $11.49463    $10.85406         0
 AST MONEY MARKET PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99935    $10.17121         0
    01/01/2007 to 12/31/2007.........  $10.17121    $10.43398         0
    01/01/2008 to 12/31/2008.........  $10.43398    $10.46036         0
    01/01/2009 to 12/31/2009.........  $10.46036    $10.25552         0
    01/01/2010 to 12/31/2010.........  $10.25552    $10.03229         0
    01/01/2011 to 12/31/2011.........  $10.03229    $ 9.81415         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.63310    $11.73524         0
    01/01/2007 to 12/31/2007.........  $11.73524    $11.83935         0
    01/01/2008 to 12/31/2008.........  $11.83935    $ 6.68549         0
    01/01/2009 to 12/31/2009.........  $ 6.68549    $ 9.19594         0
    01/01/2010 to 12/31/2010.........  $ 9.19594    $11.10141         0
    01/01/2011 to 12/31/2011.........  $11.10141    $10.58780         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02808    $10.06097         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.33643    $12.58620         0
    01/01/2007 to 12/31/2007.........  $12.58620    $15.04070         0
    01/01/2008 to 12/31/2008.........  $15.04070    $ 8.35729         0
    01/01/2009 to 12/31/2009.........  $ 8.35729    $10.60820         0
    01/01/2010 to 12/31/2010.........  $10.60820    $13.35009         0
    01/01/2011 to 12/31/2011.........  $13.35009    $13.27697         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.47605    $10.81666         0
    01/01/2007 to 12/31/2007.........  $10.81666    $12.55697         0
    01/01/2008 to 12/31/2008.........  $12.55697    $ 7.05627         0
    01/01/2009 to 12/31/2009.........  $ 7.05627    $ 8.45808         0
    01/01/2010 to 12/31/2010.........  $ 8.45808    $ 9.94865         0
    01/01/2011 to 04/29/2011.........  $ 9.94865    $11.13856         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10092    $ 5.55970             0
    01/01/2009 to 12/31/2009.........  $ 5.55970    $ 9.05407             0
    01/01/2010 to 12/31/2010.........  $ 9.05407    $10.82692             0
    01/01/2011 to 12/31/2011.........  $10.82692    $ 8.44241             0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.01081    $10.16415             0
    01/01/2007 to 12/31/2007.........  $10.16415    $10.61523             0
    01/01/2008 to 12/31/2008.........  $10.61523    $10.49732             0
    01/01/2009 to 12/31/2009.........  $10.49732    $11.31653             0
    01/01/2010 to 12/31/2010.........  $11.31653    $11.49897             0
    01/01/2011 to 12/31/2011.........  $11.49897    $11.49917             0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.97082    $10.26474             0
    01/01/2007 to 12/31/2007.........  $10.26474    $10.87171             0
    01/01/2008 to 12/31/2008.........  $10.87171    $10.39223             0
    01/01/2009 to 12/31/2009.........  $10.39223    $11.84329         1,354
    01/01/2010 to 12/31/2010.........  $11.84329    $12.47663         1,353
    01/01/2011 to 12/31/2011.........  $12.47663    $12.59042             0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.18649    $10.59390       497,956
    01/01/2007 to 12/31/2007.........  $10.59390    $11.26294     1,319,704
    01/01/2008 to 12/31/2008.........  $11.26294    $ 8.86866     1,865,612
    01/01/2009 to 12/31/2009.........  $ 8.86866    $10.41144     3,275,055
    01/01/2010 to 12/31/2010.........  $10.41144    $11.25882     2,956,420
    01/01/2011 to 12/31/2011.........  $11.25882    $11.12122     2,743,932
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01809    $10.06089             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.61055    $11.40033             0
    01/01/2007 to 12/31/2007.........  $11.40033    $11.38033             0
    01/01/2008 to 12/31/2008.........  $11.38033    $ 6.82050             0
    01/01/2009 to 12/31/2009.........  $ 6.82050    $ 8.12604             0
    01/01/2010 to 12/31/2010.........  $ 8.12604    $ 9.14329             0
    01/01/2011 to 12/31/2011.........  $ 9.14329    $ 9.25157             0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99817    $ 8.86648             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.43974    $11.01325             0
    01/01/2007 to 12/31/2007.........  $11.01325    $11.73026        99,324
    01/01/2008 to 12/31/2008.........  $11.73026    $ 8.00838        94,965
    01/01/2009 to 12/31/2009.........  $ 8.00838    $ 9.97919       203,554
    01/01/2010 to 12/31/2010.........  $ 9.97919    $10.91252       281,952
    01/01/2011 to 12/31/2011.........  $10.91252    $10.31190       487,908

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.90465    $ 9.87625             0
    01/01/2007 to 12/31/2007.........  $ 9.87625    $10.34839             0
    01/01/2008 to 12/31/2008.........  $10.34839    $ 6.57832             0
    01/01/2009 to 12/31/2009.........  $ 6.57832    $ 8.61513             0
    01/01/2010 to 12/31/2010.........  $ 8.61513    $11.49409             0
    01/01/2011 to 12/31/2011.........  $11.49409    $11.13148             0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.92633    $12.44163             0
    01/01/2007 to 12/31/2007.........  $12.44163    $11.48395             0
    01/01/2008 to 12/31/2008.........  $11.48395    $ 7.89338             0
    01/01/2009 to 12/31/2009.........  $ 7.89338    $ 9.80392             0
    01/01/2010 to 12/31/2010.........  $ 9.80392    $12.08066             0
    01/01/2011 to 12/31/2011.........  $12.08066    $11.10904             0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.67335    $11.33991        13,042
    01/01/2007 to 12/31/2007.........  $11.33991    $11.79020     1,168,970
    01/01/2008 to 12/31/2008.........  $11.79020    $ 8.53907       854,993
    01/01/2009 to 12/31/2009.........  $ 8.53907    $10.36705       868,302
    01/01/2010 to 12/31/2010.........  $10.36705    $11.30851       861,448
    01/01/2011 to 12/31/2011.........  $11.30851    $11.27944       828,168
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.98800    $12.18054             0
    01/01/2007 to 12/31/2007.........  $12.18054    $11.48624             0
    01/01/2008 to 12/31/2008.........  $11.48624    $ 6.52810             0
    01/01/2009 to 12/31/2009.........  $ 6.52810    $ 7.90362             0
    01/01/2010 to 12/31/2010.........  $ 7.90362    $ 8.75354             0
    01/01/2011 to 12/31/2011.........  $ 8.75354    $ 8.42085             0
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.51777    $ 9.77542             0
    01/01/2007 to 12/31/2007.........  $ 9.77542    $10.48123             0
    01/01/2008 to 12/31/2008.........  $10.48123    $10.00096             0
    01/01/2009 to 12/31/2009.........  $10.00096    $10.96586             0
    01/01/2010 to 12/31/2010.........  $10.96586    $11.34046             0
    01/01/2011 to 12/31/2011.........  $11.34046    $11.54872             0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.93969    $10.42785             0
    01/01/2007 to 12/31/2007.........  $10.42785    $11.03694             0
    01/01/2008 to 12/31/2008.........  $11.03694    $ 6.41495             0
    01/01/2009 to 12/31/2009.........  $ 6.41495    $ 9.62234             0
    01/01/2010 to 12/31/2010.........  $ 9.62234    $10.89854             0
    01/01/2011 to 12/31/2011.........  $10.89854    $10.47838             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.72060    $13.23998            0
    01/01/2007 to 12/31/2007.........  $13.23998    $18.19215            0
    01/01/2008 to 12/31/2008.........  $18.19215    $ 8.89797            0
    01/01/2009 to 12/31/2009.........  $ 8.89797    $12.99675            0
    01/01/2010 to 12/31/2010.........  $12.99675    $15.31064            0
    01/01/2011 to 12/31/2011.........  $15.31064    $12.74029            0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.62249    $11.30662            0
    01/01/2007 to 12/31/2007.........  $11.30662    $12.11353            0
    01/01/2008 to 12/31/2008.........  $12.11353    $ 6.83224            0
    01/01/2009 to 12/31/2009.........  $ 6.83224    $ 8.58160            0
    01/01/2010 to 12/31/2010.........  $ 8.58160    $ 9.62121            0
    01/01/2011 to 12/31/2011.........  $ 9.62121    $ 9.08459        2,223
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99817    $ 9.97260            0
    01/01/2008 to 12/31/2008.........  $ 9.97260    $ 9.24479            0
    01/01/2009 to 12/31/2009.........  $ 9.24479    $10.09286            0
    01/01/2010 to 12/31/2010.........  $10.09286    $10.64051            0
    01/01/2011 to 12/31/2011.........  $10.64051    $11.03361            0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07796    $ 6.61789       61,258
    01/01/2009 to 12/31/2009.........  $ 6.61789    $ 8.41819      104,719
    01/01/2010 to 12/31/2010.........  $ 8.41819    $ 9.07616      130,503
    01/01/2011 to 12/31/2011.........  $ 9.07616    $ 8.72845      149,496

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.08004    $10.91282      129,445
    01/01/2008 to 12/31/2008.........  $10.91282    $ 7.36563      142,405
    01/01/2009 to 12/31/2009.........  $ 7.36563    $ 9.06905       85,377
    01/01/2010 to 12/31/2010.........  $ 9.06905    $10.05357       99,862
    01/01/2011 to 12/31/2011.........  $10.05357    $ 9.68945      172,922
 AST ADVANCED STRATEGIES PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.07305    $10.83452            0
    01/01/2008 to 12/31/2008.........  $10.83452    $ 7.53017            0
    01/01/2009 to 12/31/2009.........  $ 7.53017    $ 9.40896            0
    01/01/2010 to 12/31/2010.........  $ 9.40896    $10.59254            0
    01/01/2011 to 12/31/2011.........  $10.59254    $10.49952       36,272
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.12345    $10.18301            0
    01/01/2008 to 12/31/2008.........  $10.18301    $ 6.57914            0
    01/01/2009 to 12/31/2009.........  $ 6.57914    $ 7.67177        3,699
    01/01/2010 to 12/31/2010.........  $ 7.67177    $ 8.64764        4,096
    01/01/2011 to 12/31/2011.........  $ 8.64764    $ 8.86776        4,581
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.07151    $10.86097        3,120
    01/01/2008 to 12/31/2008.........  $10.86097    $ 7.66698      166,425
    01/01/2009 to 12/31/2009.........  $ 7.66698    $ 9.35958      160,708
    01/01/2010 to 12/31/2010.........  $ 9.35958    $10.40804      226,307
    01/01/2011 to 12/31/2011.........  $10.40804    $10.17985      366,569
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20827            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11154    $10.19617        2,976
    01/01/2008 to 12/31/2008.........  $10.19617    $ 6.32963            0
    01/01/2009 to 12/31/2009.........  $ 6.32963    $ 7.41124            0
    01/01/2010 to 12/31/2010.........  $ 7.41124    $ 8.25078            0
    01/01/2011 to 12/31/2011.........  $ 8.25078    $ 8.12903        4,250
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09687    $11.01224       40,327
    01/01/2008 to 12/31/2008.........  $11.01224    $ 7.09376       47,327
    01/01/2009 to 12/31/2009.........  $ 7.09376    $ 8.80257       75,060
    01/01/2010 to 12/31/2010.........  $ 8.80257    $ 9.88109       85,112
    01/01/2011 to 12/31/2011.........  $ 9.88109    $ 9.54594      115,629
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09946    $ 6.72784            0
    01/01/2009 to 12/31/2009.........  $ 6.72784    $ 8.44981            0
    01/01/2010 to 12/31/2010.........  $ 8.44981    $ 9.56609            0
    01/01/2011 to 12/31/2011.........  $ 9.56609    $ 9.24529       24,558
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08128    $ 7.37971            0
    01/01/2009 to 12/31/2009.........  $ 7.37971    $ 9.01552            0
    01/01/2010 to 12/31/2010.........  $ 9.01552    $ 9.99007            0
    01/01/2011 to 12/31/2011.........  $ 9.99007    $ 9.71160        5,942
 AST COHEN & STEERS REALTY PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10286    $ 7.81223        2,528
    01/01/2008 to 12/31/2008.........  $ 7.81223    $ 5.02371        2,463
    01/01/2009 to 12/31/2009.........  $ 5.02371    $ 6.56219        2,370
    01/01/2010 to 12/31/2010.........  $ 6.56219    $ 8.36127        3,255
    01/01/2011 to 12/31/2011.........  $ 8.36127    $ 8.82419        4,845
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09789    $ 8.33201            0
    01/01/2008 to 07/18/2008.........  $ 8.33201    $ 7.66199            0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10254    $10.91958            0
    01/01/2008 to 12/31/2008.........  $10.91958    $ 6.04442            0
    01/01/2009 to 12/31/2009.........  $ 6.04442    $ 7.93932        3,166
    01/01/2010 to 12/31/2010.........  $ 7.93932    $10.41905        2,949
    01/01/2011 to 12/31/2011.........  $10.41905    $ 8.96343        2,264
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057            0
    01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05097            0
    01/01/2010 to 12/31/2010.........  $ 9.05097    $10.15522            0
    01/01/2011 to 12/31/2011.........  $10.15522    $ 9.80622       17,951

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.07381    $10.77036        7,255
    01/01/2008 to 12/31/2008.........  $10.77036    $ 6.98618       42,388
    01/01/2009 to 12/31/2009.........  $ 6.98618    $ 8.56682       35,985
    01/01/2010 to 12/31/2010.........  $ 8.56682    $ 9.70021       34,782
    01/01/2011 to 12/31/2011.........  $ 9.70021    $ 9.45972       70,843
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10404    $11.19117          469
    01/01/2008 to 12/31/2008.........  $11.19117    $ 6.56949          393
    01/01/2009 to 12/31/2009.........  $ 6.56949    $ 8.19394       29,491
    01/01/2010 to 12/31/2010.........  $ 8.19394    $ 9.65573       34,201
    01/01/2011 to 12/31/2011.........  $ 9.65573    $ 8.96603       49,820
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49594        5,059
    01/01/2009 to 11/13/2009.........  $ 7.49594    $ 8.43273            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17586    $ 6.13224            0
    01/01/2009 to 12/31/2009.........  $ 6.13224    $ 8.20276          146
    01/01/2010 to 12/31/2010.........  $ 8.20276    $ 9.76197          137
    01/01/2011 to 12/31/2011.........  $ 9.76197    $ 9.17833          541
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09100    $11.53628        4,723
    01/01/2008 to 12/31/2008.........  $11.53628    $ 6.82244        4,600
    01/01/2009 to 12/31/2009.........  $ 6.82244    $10.09167        4,428
    01/01/2010 to 12/31/2010.........  $10.09167    $11.01965        5,277
    01/01/2011 to 12/31/2011.........  $11.01965    $10.47885        6,194
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11632    $10.62005            0
    01/01/2008 to 12/31/2008.........  $10.62005    $ 6.23634            0
    01/01/2009 to 12/31/2009.........  $ 6.23634    $ 7.35950        6,458
    01/01/2010 to 12/31/2010.........  $ 7.35950    $ 8.22556        5,948
    01/01/2011 to 12/31/2011.........  $ 8.22556    $ 7.69478        7,670
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09800    $11.48986        1,492
    01/01/2008 to 12/31/2008.........  $11.48986    $ 6.73541            0
    01/01/2009 to 12/31/2009.........  $ 6.73541    $10.47635          231
    01/01/2010 to 12/31/2010.........  $10.47635    $12.42903          782
    01/01/2011 to 12/31/2011.........  $12.42903    $11.93976        1,490

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03407    $ 7.66279          431
    01/01/2009 to 12/31/2009.........  $ 7.66279    $ 9.62383          517
    01/01/2010 to 12/31/2010.........  $ 9.62383    $12.07909        1,114
    01/01/2011 to 12/31/2011.........  $12.07909    $12.11532        1,906
 AST HIGH YIELD PORTFOLIO
    03/19/2007* to 12/31/2007........  $ 9.99918    $ 9.96607            0
    01/01/2008 to 12/31/2008.........  $ 9.96607    $ 7.34697            0
    01/01/2009 to 12/31/2009.........  $ 7.34697    $ 9.86035        3,032
    01/01/2010 to 12/31/2010.........  $ 9.86035    $11.08074       18,004
    01/01/2011 to 12/31/2011.........  $11.08074    $11.31919       24,364
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11197    $ 7.17178            0
    01/01/2009 to 12/31/2009.........  $ 7.17178    $ 8.99427            0
    01/01/2010 to 12/31/2010.........  $ 8.99427    $10.13569            0
    01/01/2011 to 12/31/2011.........  $10.13569    $ 9.97825        1,208
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08946    $ 7.64998          744
    01/01/2009 to 12/31/2009.........  $ 7.64998    $ 9.34543        2,369
    01/01/2010 to 12/31/2010.........  $ 9.34543    $10.32606        7,551
    01/01/2011 to 12/31/2011.........  $10.32606    $10.17206       13,151
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.15948    $12.05201            0
    01/01/2008 to 12/31/2008.........  $12.05201    $ 5.93863            0
    01/01/2009 to 12/31/2009.........  $ 5.93863    $ 7.95483          448
    01/01/2010 to 12/31/2010.........  $ 7.95483    $ 9.01789          458
    01/01/2011 to 12/31/2011.........  $ 9.01789    $ 7.77483          437
 AST INTERNATIONAL VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.12617    $11.65068            0
    01/01/2008 to 12/31/2008.........  $11.65068    $ 6.45950            0
    01/01/2009 to 12/31/2009.........  $ 6.45950    $ 8.34615            0
    01/01/2010 to 12/31/2010.........  $ 8.34615    $ 9.17929          607
    01/01/2011 to 12/31/2011.........  $ 9.17929    $ 7.94794        1,773
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.08054    $10.17383            0
    01/01/2008 to 12/31/2008.........  $10.17383    $ 8.29858       10,258
    01/01/2009 to 12/31/2009.........  $ 8.29858    $10.02568       41,174
    01/01/2010 to 12/31/2010.........  $10.02568    $10.65289       41,076
    01/01/2011 to 12/31/2011.........  $10.65289    $10.57215       44,156
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08457    $10.29963            0
    01/01/2010 to 12/31/2010.........  $10.29963    $11.35164            0
    01/01/2011 to 12/31/2011.........  $11.35164    $11.31377            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14595    $10.30944            0
    01/01/2010 to 12/31/2010.........  $10.30944    $11.60815          678
    01/01/2011 to 12/31/2011.........  $11.60815    $10.81845        1,493
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.14435    $10.97941        2,000
    01/01/2008 to 12/31/2008.........  $10.97941    $ 6.37232        7,415
    01/01/2009 to 12/31/2009.........  $ 6.37232    $ 8.57302       10,158
    01/01/2010 to 12/31/2010.........  $ 8.57302    $ 9.09678       10,379
    01/01/2011 to 12/31/2011.........  $ 9.09678    $ 8.18270       11,011
 AST LARGE-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11587    $ 9.84473            0
    01/01/2008 to 12/31/2008.........  $ 9.84473    $ 5.70314            0
    01/01/2009 to 12/31/2009.........  $ 5.70314    $ 6.74404            0
    01/01/2010 to 12/31/2010.........  $ 6.74404    $ 7.55590          197
    01/01/2011 to 12/31/2011.........  $ 7.55590    $ 7.16817        1,094
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.02439    $10.32185            0
    01/01/2008 to 12/31/2008.........  $10.32185    $ 7.84324            0
    01/01/2009 to 12/31/2009.........  $ 7.84324    $10.45274        5,287
    01/01/2010 to 12/31/2010.........  $10.45274    $11.73757        4,794
    01/01/2011 to 12/31/2011.........  $11.73757    $12.80336        8,496
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.13199    $11.47337        2,345
    01/01/2008 to 12/31/2008.........  $11.47337    $ 6.40005            0
    01/01/2009 to 12/31/2009.........  $ 6.40005    $ 8.22241        6,687
    01/01/2010 to 12/31/2010.........  $ 8.22241    $ 9.74903        6,413
    01/01/2011 to 12/31/2011.........  $ 9.74903    $ 9.56442        5,154
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11667    $10.95164            0
    01/01/2008 to 12/31/2008.........  $10.95164    $ 7.15759        1,243
    01/01/2009 to 12/31/2009.........  $ 7.15759    $ 9.31966       15,605
    01/01/2010 to 12/31/2010.........  $ 9.31966    $10.33903       12,339
    01/01/2011 to 12/31/2011.........  $10.33903    $ 9.91614       18,473
 AST MFS GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10694    $11.59267            0
    01/01/2008 to 12/31/2008.........  $11.59267    $ 7.31108          440
    01/01/2009 to 12/31/2009.........  $ 7.31108    $ 8.99798        3,010
    01/01/2010 to 12/31/2010.........  $ 8.99798    $10.04775        2,559
    01/01/2011 to 12/31/2011.........  $10.04775    $ 9.88927        3,386

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10574    $10.11084            0
    01/01/2008 to 12/31/2008.........  $10.11084    $ 6.19415            0
    01/01/2009 to 12/31/2009.........  $ 6.19415    $ 8.51751            0
    01/01/2010 to 12/31/2010.........  $ 8.51751    $10.42410            0
    01/01/2011 to 12/31/2011.........  $10.42410    $ 9.96483          972
 AST MONEY MARKET PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.00052    $10.29973            0
    01/01/2008 to 12/31/2008.........  $10.29973    $10.45357       10,390
    01/01/2009 to 12/31/2009.........  $10.45357    $10.37528        8,118
    01/01/2010 to 12/31/2010.........  $10.37528    $10.27485       23,603
    01/01/2011 to 12/31/2011.........  $10.27485    $10.17598       28,226
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.13369    $10.25701        2,202
    01/01/2008 to 12/31/2008.........  $10.25701    $ 5.86395        1,930
    01/01/2009 to 12/31/2009.........  $ 5.86395    $ 8.16575       10,813
    01/01/2010 to 12/31/2010.........  $ 8.16575    $ 9.97960       10,171
    01/01/2011 to 12/31/2011.........  $ 9.97960    $ 9.63540       10,393
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11565    $11.82260            0
    01/01/2008 to 12/31/2008.........  $11.82260    $ 6.65075            0
    01/01/2009 to 12/31/2009.........  $ 6.65075    $ 8.54648            0
    01/01/2010 to 12/31/2010.........  $ 8.54648    $10.88845            0
    01/01/2011 to 12/31/2011.........  $10.88845    $10.96268          424
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.12073    $11.75209            0
    01/01/2008 to 12/31/2008.........  $11.75209    $ 6.68601            0
    01/01/2009 to 12/31/2009.........  $ 6.68601    $ 8.11354          149
    01/01/2010 to 12/31/2010.........  $ 8.11354    $ 9.66127          139
    01/01/2011 to 04/29/2011.........  $ 9.66127    $10.86028            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093            0
    01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21761          129
    01/01/2010 to 12/31/2010.........  $ 9.21761    $11.15868          125
    01/01/2011 to 12/31/2011.........  $11.15868    $ 8.80869        2,616
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/19/2007* to 12/31/2007........  $ 9.99034    $10.47408        6,233
    01/01/2008 to 12/31/2008.........  $10.47408    $10.48603        6,071
    01/01/2009 to 12/31/2009.........  $10.48603    $11.44430       46,373
    01/01/2010 to 12/31/2010.........  $11.44430    $11.77276       96,945
    01/01/2011 to 12/31/2011.........  $11.77276    $11.91843      101,716

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/19/2007* to 12/31/2007........  $ 9.99058    $10.56075            0
    01/01/2008 to 12/31/2008.........  $10.56075    $10.21988        1,836
    01/01/2009 to 12/31/2009.........  $10.21988    $11.79093       23,401
    01/01/2010 to 12/31/2010.........  $11.79093    $12.57524       35,839
    01/01/2011 to 12/31/2011.........  $12.57524    $12.84647       42,310
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.04514    $10.75670            0
    01/01/2008 to 12/31/2008.........  $10.75670    $ 8.57497       34,793
    01/01/2009 to 12/31/2009.........  $ 8.57497    $10.19125       87,454
    01/01/2010 to 12/31/2010.........  $10.19125    $11.15697      108,923
    01/01/2011 to 12/31/2011.........  $11.15697    $11.15675      207,615
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11188    $10.37151            0
    01/01/2008 to 12/31/2008.........  $10.37151    $ 6.29304            0
    01/01/2009 to 12/31/2009.........  $ 6.29304    $ 7.59041            0
    01/01/2010 to 12/31/2010.........  $ 7.59041    $ 8.64622            0
    01/01/2011 to 12/31/2011.........  $ 8.64622    $ 8.85664          491
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99918    $ 8.93992            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.07291    $10.87140        1,400
    01/01/2008 to 12/31/2008.........  $10.87140    $ 7.51399        1,359
    01/01/2009 to 12/31/2009.........  $ 7.51399    $ 9.47895        9,547
    01/01/2010 to 12/31/2010.........  $ 9.47895    $10.49368       18,919
    01/01/2011 to 12/31/2011.........  $10.49368    $10.03860       22,204
 AST SMALL-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09716    $10.46802            0
    01/01/2008 to 12/31/2008.........  $10.46802    $ 6.73693            0
    01/01/2009 to 12/31/2009.........  $ 6.73693    $ 8.93194            0
    01/01/2010 to 12/31/2010.........  $ 8.93194    $12.06406            0
    01/01/2011 to 12/31/2011.........  $12.06406    $11.82778          819
 AST SMALL-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11095    $ 9.43656        1,552
    01/01/2008 to 12/31/2008.........  $ 9.43656    $ 6.56669            0
    01/01/2009 to 12/31/2009.........  $ 6.56669    $ 8.25723            0
    01/01/2010 to 12/31/2010.........  $ 8.25723    $10.30053            0
    01/01/2011 to 12/31/2011.........  $10.30053    $ 9.58913          680

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.06740    $10.57860          492
    01/01/2008 to 12/31/2008.........  $10.57860    $ 7.75653       39,334
    01/01/2009 to 12/31/2009.........  $ 7.75653    $ 9.53361       42,393
    01/01/2010 to 12/31/2010.........  $ 9.53361    $10.52807       33,991
    01/01/2011 to 12/31/2011.........  $10.52807    $10.63067       60,944
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11700    $ 9.82815        5,487
    01/01/2008 to 12/31/2008.........  $ 9.82815    $ 5.65507        5,921
    01/01/2009 to 12/31/2009.........  $ 5.65507    $ 6.93144        5,658
    01/01/2010 to 12/31/2010.........  $ 6.93144    $ 7.77169        5,028
    01/01/2011 to 12/31/2011.........  $ 7.77169    $ 7.56873        6,045
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/19/2007* to 12/31/2007........  $ 9.98213    $10.73003            0
    01/01/2008 to 12/31/2008.........  $10.73003    $10.36499        3,077
    01/01/2009 to 12/31/2009.........  $10.36499    $11.50569       10,277
    01/01/2010 to 12/31/2010.........  $11.50569    $12.04612       11,386
    01/01/2011 to 12/31/2011.........  $12.04612    $12.41886       12,041
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.08361    $10.93976            0
    01/01/2008 to 12/31/2008.........  $10.93976    $ 6.43744        1,333
    01/01/2009 to 12/31/2009.........  $ 6.43744    $ 9.77555        3,241
    01/01/2010 to 12/31/2010.........  $ 9.77555    $11.20897        3,920
    01/01/2011 to 12/31/2011.........  $11.20897    $10.91000        4,699
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.17958    $13.94064            0
    01/01/2008 to 12/31/2008.........  $13.94064    $ 6.90317        6,773
    01/01/2009 to 12/31/2009.........  $ 6.90317    $10.20784       15,445
    01/01/2010 to 12/31/2010.........  $10.20784    $12.17409       13,337
    01/01/2011 to 12/31/2011.........  $12.17409    $10.25550       19,083
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.12210    $11.05096        1,576
    01/01/2008 to 12/31/2008.........  $11.05096    $ 6.31035        3,962
    01/01/2009 to 12/31/2009.........  $ 6.31035    $ 8.02421       13,667
    01/01/2010 to 12/31/2010.........  $ 8.02421    $ 9.10752       13,459
    01/01/2011 to 12/31/2011.........  $ 9.10752    $ 8.70580       20,325
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99918    $ 9.98774            0
    01/01/2008 to 12/31/2008.........  $ 9.98774    $ 9.37351            0
    01/01/2009 to 12/31/2009.........  $ 9.37351    $10.35999        3,687
    01/01/2010 to 12/31/2010.........  $10.35999    $11.05727        3,593
    01/01/2011 to 12/31/2011.........  $11.05727    $11.60740        6,542

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07829     $6.67267        5,683
    01/01/2009 to 12/31/2009.........  $ 6.67267     $8.59292        9,582
    01/01/2010 to 12/31/2010.........  $ 8.59292     $9.37902        8,610
    01/01/2011 to 12/31/2011.........  $ 9.37902     $9.13111       22,166

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.85%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.10395    $ 7.16664           0
    01/01/2009 to 12/31/2009.........  $ 7.16664    $ 8.75036       6,625
    01/01/2010 to 12/31/2010.........  $ 8.75036    $ 9.61939       6,364
    01/01/2011 to 12/31/2011.........  $ 9.61939    $ 9.19378       7,465
 AST ADVANCED STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.08802    $ 7.27132       4,344
    01/01/2009 to 12/31/2009.........  $ 7.27132    $ 9.00981       1,996
    01/01/2010 to 12/31/2010.........  $ 9.00981    $10.05863       2,586
    01/01/2011 to 12/31/2011.........  $10.05863    $ 9.88727       2,900
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.14765    $ 7.01177           0
    01/01/2009 to 12/31/2009.........  $ 7.01177    $ 8.10814           0
    01/01/2010 to 12/31/2010.........  $ 8.10814    $ 9.06318           0
    01/01/2011 to 12/31/2011.........  $ 9.06318    $ 9.21655           0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.08599    $ 7.38927           0
    01/01/2009 to 12/31/2009.........  $ 7.38927    $ 8.94528           0
    01/01/2010 to 12/31/2010.........  $ 8.94528    $ 9.86436           0
    01/01/2011 to 12/31/2011.........  $ 9.86436    $ 9.56771           0
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99849    $ 9.15655           0
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.20683    $ 6.72004           0
    01/01/2009 to 12/31/2009.........  $ 6.72004    $ 7.80265           0
    01/01/2010 to 12/31/2010.........  $ 7.80265    $ 8.61419           0
    01/01/2011 to 12/31/2011.........  $ 8.61419    $ 8.41633           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99900    $ 9.37653            0
    01/01/2010 to 12/31/2010.........  $ 9.37653    $10.17996            0
    01/01/2011 to 12/31/2011.........  $10.17996    $10.95882            0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........  $ 9.99850    $12.03290        6,105
    01/01/2009 to 12/31/2009.........  $12.03290    $11.09949       15,731
    01/01/2010 to 12/31/2010.........  $11.09949    $12.11684        7,728
    01/01/2011 to 12/31/2011.........  $12.11684    $13.51263        7,728
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........  $ 9.99850    $12.10174        8,121
    01/01/2009 to 12/31/2009.........  $12.10174    $10.96689        9,485
    01/01/2010 to 12/31/2010.........  $10.96689    $11.99103       13,335
    01/01/2011 to 12/31/2011.........  $11.99103    $13.65410            0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99900    $ 8.78733            0
    01/01/2010 to 12/31/2010.........  $ 8.78733    $ 9.64967       16,750
    01/01/2011 to 12/31/2011.........  $ 9.64967    $11.24415            0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99799    $11.00652          873
    01/01/2011 to 12/31/2011.........  $11.00652    $13.00070        9,646
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99849    $12.01851       15,225
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.12055    $ 6.93669            0
    01/01/2009 to 12/31/2009.........  $ 6.93669    $ 8.53583            0
    01/01/2010 to 12/31/2010.........  $ 8.53583    $ 9.50184            0
    01/01/2011 to 12/31/2011.........  $ 9.50184    $ 9.10312            0
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09923    $ 6.69002            0
    01/01/2009 to 12/31/2009.........  $ 6.69002    $ 8.33217        3,857
    01/01/2010 to 12/31/2010.........  $ 8.33217    $ 9.35429          940
    01/01/2011 to 12/31/2011.........  $ 9.35429    $ 8.96522        1,590
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08105    $ 7.33826            0
    01/01/2009 to 12/31/2009.........  $ 7.33826    $ 8.89004          845
    01/01/2010 to 12/31/2010.........  $ 8.89004    $ 9.76900          521
    01/01/2011 to 12/31/2011.........  $ 9.76900    $ 9.41752          427

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST COHEN & STEERS REALTY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.37360    $ 6.59689            0
    01/01/2009 to 12/31/2009.........  $ 6.59689    $ 8.54514            0
    01/01/2010 to 12/31/2010.........  $ 8.54514    $10.79717            0
    01/01/2011 to 12/31/2011.........  $10.79717    $11.29999            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 07/18/2008.........  $10.26292    $10.02457            0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.12595    $ 6.22880            0
    01/01/2009 to 12/31/2009.........  $ 6.22880    $ 8.11317            0
    01/01/2010 to 12/31/2010.........  $ 8.11317    $10.55827            0
    01/01/2011 to 12/31/2011.........  $10.55827    $ 9.00747            0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10356    $ 7.49830            0
    01/01/2009 to 12/31/2009.........  $ 7.49830    $ 8.92512            0
    01/01/2010 to 12/31/2010.........  $ 8.92512    $ 9.93066            0
    01/01/2011 to 12/31/2011.........  $ 9.93066    $ 9.50955            0
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.11733    $ 6.82289       11,134
    01/01/2009 to 12/31/2009.........  $ 6.82289    $ 8.29675            0
    01/01/2010 to 12/31/2010.........  $ 8.29675    $ 9.31618            0
    01/01/2011 to 12/31/2011.........  $ 9.31618    $ 9.00962            0
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.15532    $ 6.34463        2,639
    01/01/2009 to 12/31/2009.........  $ 6.34463    $ 7.84746        5,700
    01/01/2010 to 12/31/2010.........  $ 7.84746    $ 9.17030        3,053
    01/01/2011 to 12/31/2011.........  $ 9.17030    $ 8.44447        3,758
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99850    $ 7.46733            0
    01/01/2009 to 11/13/2009.........  $ 7.46733    $ 8.33949            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17518    $ 6.10873            0
    01/01/2009 to 12/31/2009.........  $ 6.10873    $ 8.10294            0
    01/01/2010 to 12/31/2010.........  $ 8.10294    $ 9.56280            0
    01/01/2011 to 12/31/2011.........  $ 9.56280    $ 8.91628            0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.08749    $ 6.61764            0
    01/01/2009 to 12/31/2009.........  $ 6.61764    $ 9.70713            0
    01/01/2010 to 12/31/2010.........  $ 9.70713    $10.51133            0
    01/01/2011 to 12/31/2011.........  $10.51133    $ 9.91228            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.16540    $ 6.38454           0
    01/01/2009 to 12/31/2009.........  $ 6.38454    $ 7.47138           0
    01/01/2010 to 12/31/2010.........  $ 7.47138    $ 8.28096           0
    01/01/2011 to 12/31/2011.........  $ 8.28096    $ 7.68208           0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.19081    $ 6.55906           0
    01/01/2009 to 12/31/2009.........  $ 6.55906    $10.11672           0
    01/01/2010 to 12/31/2010.........  $10.11672    $11.90223           0
    01/01/2011 to 12/31/2011.........  $11.90223    $11.33841           0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03338    $ 7.63362           0
    01/01/2009 to 12/31/2009.........  $ 7.63362    $ 9.50718           0
    01/01/2010 to 12/31/2010.........  $ 9.50718    $11.83301           0
    01/01/2011 to 12/31/2011.........  $11.83301    $11.76964           0
    AST High Yield Portfolio.........
    01/28/2008 to 12/31/2008.........  $ 9.99850    $ 7.38620           0
    01/01/2009 to 12/31/2009.........  $ 7.38620    $ 9.83037           0
    01/01/2010 to 12/31/2010.........  $ 9.83037    $10.95488           0
    01/01/2011 to 12/31/2011.........  $10.95488    $11.09746           0
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11174    $ 7.13162           0
    01/01/2009 to 12/31/2009.........  $ 7.13162    $ 8.86931           0
    01/01/2010 to 12/31/2010.........  $ 8.86931    $ 9.91149           0
    01/01/2011 to 12/31/2011.........  $ 9.91149    $ 9.67629           0
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08923    $ 7.60711           0
    01/01/2009 to 12/31/2009.........  $ 7.60711    $ 9.21533       3,344
    01/01/2010 to 12/31/2010.........  $ 9.21533    $10.09734         815
    01/01/2011 to 12/31/2011.........  $10.09734    $ 9.86393       1,379
 AST INTERNATIONAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.09763    $ 5.53501           0
    01/01/2009 to 12/31/2009.........  $ 5.53501    $ 7.35213           0
    01/01/2010 to 12/31/2010.........  $ 7.35213    $ 8.26511           0
    01/01/2011 to 12/31/2011.........  $ 8.26511    $ 7.06636           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.06506    $ 6.19823           0
    01/01/2009 to 12/31/2009.........  $ 6.19823    $ 7.94167           0
    01/01/2010 to 12/31/2010.........  $ 7.94167    $ 8.66176           0
    01/01/2011 to 12/31/2011.........  $ 8.66176    $ 7.43734           0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.12771    $ 7.99996       3,983
    01/01/2009 to 12/31/2009.........  $ 7.99996    $ 9.58414       2,410
    01/01/2010 to 12/31/2010.........  $ 9.58414    $10.09878       2,955
    01/01/2011 to 12/31/2011.........  $10.09878    $ 9.93872       3,057
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08388    $10.28832           0
    01/01/2010 to 12/31/2010.........  $10.28832    $11.24469           0
    01/01/2011 to 12/31/2011.........  $11.24469    $11.11385           0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14526    $10.29808           0
    01/01/2010 to 12/31/2010.........  $10.29808    $11.49876           0
    01/01/2011 to 12/31/2011.........  $11.49876    $10.62722           0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.08289    $ 6.38994           0
    01/01/2009 to 12/31/2009.........  $ 6.38994    $ 8.52506           0
    01/01/2010 to 12/31/2010.........  $ 8.52506    $ 8.97041           0
    01/01/2011 to 12/31/2011.........  $ 8.97041    $ 8.00175           0
 AST LARGE-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.24634    $ 6.22258           0
    01/01/2009 to 12/31/2009.........  $ 6.22258    $ 7.29691           0
    01/01/2010 to 12/31/2010.........  $ 7.29691    $ 8.10718           0
    01/01/2011 to 12/31/2011.........  $ 8.10718    $ 7.62714           0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.01615    $ 7.71780           0
    01/01/2009 to 12/31/2009.........  $ 7.71780    $10.19986           0
    01/01/2010 to 12/31/2010.........  $10.19986    $11.35808           0
    01/01/2011 to 12/31/2011.........  $11.35808    $12.28631           0
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.13273    $ 6.23147           0
    01/01/2009 to 12/31/2009.........  $ 6.23147    $ 7.93905           0
    01/01/2010 to 12/31/2010.........  $ 7.93905    $ 9.33451           0
    01/01/2011 to 12/31/2011.........  $ 9.33451    $ 9.08145           0
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.11068    $ 7.18067           0
    01/01/2009 to 12/31/2009.........  $ 7.18067    $ 9.27153           0
    01/01/2010 to 12/31/2010.........  $ 9.27153    $10.19976           0
    01/01/2011 to 12/31/2011.........  $10.19976    $ 9.70101           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.13129    $ 6.93335           0
    01/01/2009 to 12/31/2009.........  $ 6.93335    $ 8.46192           0
    01/01/2010 to 12/31/2010.........  $ 8.46192    $ 9.37047           0
    01/01/2011 to 12/31/2011.........  $ 9.37047    $ 9.14583           0
 AST MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.23659    $ 6.71760           0
    01/01/2009 to 12/31/2009.........  $ 6.71760    $ 9.16033           0
    01/01/2010 to 12/31/2010.........  $ 9.16033    $11.11736           0
    01/01/2011 to 12/31/2011.........  $11.11736    $10.53894           0
    AST Money Market Portfolio.......
    01/28/2008 to 12/31/2008.........  $ 9.99955    $10.04509           0
    01/01/2009 to 12/31/2009.........  $10.04509    $ 9.88700       3,357
    01/01/2010 to 12/31/2010.........  $ 9.88700    $ 9.70981           0
    01/01/2011 to 12/31/2011.........  $ 9.70981    $ 9.53571           0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.18454    $ 6.36646           0
    01/01/2009 to 12/31/2009.........  $ 6.36646    $ 8.79151           0
    01/01/2010 to 12/31/2010.........  $ 8.79151    $10.65479           0
    01/01/2011 to 12/31/2011.........  $10.65479    $10.20166           0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02840    $10.06785           0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.12579    $ 6.40164           0
    01/01/2009 to 12/31/2009.........  $ 6.40164    $ 8.15779           0
    01/01/2010 to 12/31/2010.........  $ 8.15779    $10.30649           0
    01/01/2011 to 12/31/2011.........  $10.30649    $10.29024           0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.06329    $ 6.53930           0
    01/01/2009 to 12/31/2009.........  $ 6.53930    $ 7.86926           0
    01/01/2010 to 12/31/2010.........  $ 7.86926    $ 9.29221           0
    01/01/2011 to 04/29/2011.........  $ 9.29221    $10.41690           0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10124    $ 5.56961           0
    01/01/2009 to 12/31/2009.........  $ 5.56961    $ 9.10580           0
    01/01/2010 to 12/31/2010.........  $ 9.10580    $10.93147           0
    01/01/2011 to 12/31/2011.........  $10.93147    $ 8.55733           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.00706    $ 9.66787            0
    01/01/2009 to 12/31/2009.........  $ 9.66787    $10.46317        6,916
    01/01/2010 to 12/31/2010.........  $10.46317    $10.67366            0
    01/01/2011 to 12/31/2011.........  $10.67366    $10.71554            0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.01461    $ 9.36846            0
    01/01/2009 to 12/31/2009.........  $ 9.36846    $10.71847        3,706
    01/01/2010 to 12/31/2010.........  $10.71847    $11.33604            0
    01/01/2011 to 12/31/2011.........  $11.33604    $11.48422            0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.05958    $ 8.12914       12,573
    01/01/2009 to 12/31/2009.........  $ 8.12914    $ 9.58079            0
    01/01/2010 to 12/31/2010.........  $ 9.58079    $10.40137        4,027
    01/01/2011 to 12/31/2011.........  $10.40137    $10.31451        6,812
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01841    $10.06769            0
 AST QMA US EQUITY ALPHA PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.17592    $ 6.65612            0
    01/01/2009 to 12/31/2009.........  $ 6.65612    $ 7.96135            0
    01/01/2010 to 12/31/2010.........  $ 7.96135    $ 8.99312            0
    01/01/2011 to 12/31/2011.........  $ 8.99312    $ 9.13532            0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99849    $ 8.88986            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.08200    $ 7.31629            0
    01/01/2009 to 12/31/2009.........  $ 7.31629    $ 9.15270          563
    01/01/2010 to 12/31/2010.........  $ 9.15270    $10.04800          347
    01/01/2011 to 12/31/2011.........  $10.04800    $ 9.53223          285
 AST SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.18954    $ 7.25288            0
    01/01/2009 to 12/31/2009.........  $ 7.25288    $ 9.53575            0
    01/01/2010 to 12/31/2010.........  $ 9.53575    $12.77229            0
    01/01/2011 to 12/31/2011.........  $12.77229    $12.41776            0
 AST SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.23196    $ 7.58670            0
    01/01/2009 to 12/31/2009.........  $ 7.58670    $ 9.46019            0
    01/01/2010 to 12/31/2010.........  $ 9.46019    $11.70297            0
    01/01/2011 to 12/31/2011.........  $11.70297    $10.80386            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.09815    $ 7.70256       4,284
    01/01/2009 to 12/31/2009.........  $ 7.70256    $ 9.38822       1,969
    01/01/2010 to 12/31/2010.........  $ 9.38822    $10.28094       2,550
    01/01/2011 to 12/31/2011.........  $10.28094    $10.29471       2,860
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.24283    $ 6.26636           0
    01/01/2009 to 12/31/2009.........  $ 6.26636    $ 7.61660           0
    01/01/2010 to 12/31/2010.........  $ 7.61660    $ 8.46878           0
    01/01/2011 to 12/31/2011.........  $ 8.46878    $ 8.17880           0
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.03812    $ 9.39367           0
    01/01/2009 to 12/31/2009.........  $ 9.39367    $10.34037           0
    01/01/2010 to 12/31/2010.........  $10.34037    $10.73569           0
    01/01/2011 to 12/31/2011.........  $10.73569    $10.97564           0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.10447    $ 6.60803           0
    01/01/2009 to 12/31/2009.........  $ 6.60803    $ 9.95094           0
    01/01/2010 to 12/31/2010.........  $ 9.95094    $11.31499           0
    01/01/2011 to 12/31/2011.........  $11.31499    $10.92140           0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.18465    $ 5.55442           0
    01/01/2009 to 12/31/2009.........  $ 5.55442    $ 8.14473           0
    01/01/2010 to 12/31/2010.........  $ 8.14473    $ 9.63249           0
    01/01/2011 to 12/31/2011.........  $ 9.63249    $ 8.04678           0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.14022    $ 6.32737           0
    01/01/2009 to 12/31/2009.........  $ 6.32737    $ 7.97872           0
    01/01/2010 to 12/31/2010.........  $ 7.97872    $ 8.98034           0
    01/01/2011 to 12/31/2011.........  $ 8.98034    $ 8.51275           0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.00824    $ 9.08213           0
    01/01/2009 to 12/31/2009.........  $ 9.08213    $ 9.95415           0
    01/01/2010 to 12/31/2010.........  $ 9.95415    $10.53555           0
    01/01/2011 to 12/31/2011.........  $10.53555    $10.96767           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07806    $ 6.63531       4,577
    01/01/2009 to 12/31/2009.........  $ 6.63531    $ 8.47351       2,103
    01/01/2010 to 12/31/2010.........  $ 8.47351    $ 9.17161       2,724
    01/01/2011 to 12/31/2011.........  $ 9.17161    $ 8.85484       3,056

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08894    $ 7.66234         0
    01/01/2009 to 12/31/2009.........  $ 7.66234    $ 9.14566         0
    01/01/2010 to 12/31/2010.........  $ 9.14566    $10.53862         0
    01/01/2011 to 12/31/2011.........  $10.53862    $11.06627         0
 PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008........  $10.26796    $ 7.03399         0
    01/01/2009 to 12/31/2009.........  $ 7.03399    $ 9.03365         0
    01/01/2010 to 12/31/2010.........  $ 9.03365    $10.76678         0
    01/01/2011 to 12/31/2011.........  $10.76678    $11.15292         0
 PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008........  $10.38565    $ 5.26569         0
    01/01/2009 to 12/31/2009.........  $ 5.26569    $ 5.94603         0
    01/01/2010 to 12/31/2010.........  $ 5.94603    $ 6.47619         0
    01/01/2011 to 12/31/2011.........  $ 6.47619    $ 5.47919         0
 PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008........  $10.15187    $ 8.32620         0
    01/01/2009 to 12/31/2009.........  $ 8.32620    $ 9.77371         0
    01/01/2010 to 12/31/2010.........  $ 9.77371    $ 9.86916         0
    01/01/2011 to 12/31/2011.........  $ 9.86916    $10.67018         0
 PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008........  $10.16538    $ 6.08955         0
    01/01/2009 to 12/31/2009.........  $ 6.08955    $ 7.41970         0
    01/01/2010 to 12/31/2010.........  $ 7.41970    $ 9.01509         0
    01/01/2011 to 12/31/2011.........  $ 9.01509    $ 8.69362         0
 PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11061    $ 6.70842         0
    01/01/2009 to 12/31/2009.........  $ 6.70842    $ 8.54497         0
    01/01/2010 to 12/31/2010.........  $ 8.54497    $ 9.49588         0
    01/01/2011 to 12/31/2011.........  $ 9.49588    $ 9.61554         0
 PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.24139    $ 6.26415         0
    01/01/2009 to 12/31/2009.........  $ 6.26415    $ 7.34766         0
    01/01/2010 to 12/31/2010.........  $ 7.34766    $ 8.14450         0
    01/01/2011 to 12/31/2011.........  $ 8.14450    $ 7.89453         0
 PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.07239    $ 6.19227         0
    01/01/2009 to 12/31/2009.........  $ 6.19227    $ 8.40939         0
    01/01/2010 to 12/31/2010.........  $ 8.40939    $10.60304         0
    01/01/2011 to 12/31/2011.........  $10.60304    $10.10944         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18836    $ 6.45633         0
    01/01/2009 to 12/31/2009.........  $ 6.45633    $ 8.29598         0
    01/01/2010 to 12/31/2010.........  $ 8.29598    $ 9.81122         0
    01/01/2011 to 12/31/2011.........  $ 9.81122    $ 9.25529         0
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25887    $ 5.51149         0
    01/01/2009 to 12/31/2009.........  $ 5.51149    $ 6.92096         0
    01/01/2010 to 12/31/2010.........  $ 6.92096    $ 8.47318         0
    01/01/2011 to 12/31/2011.........  $ 8.47318    $ 8.71466         0
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11351    $ 6.80149         0
    01/01/2009 to 12/31/2009.........  $ 6.80149    $ 8.42557         0
    01/01/2010 to 12/31/2010.........  $ 8.42557    $10.40079         0
    01/01/2011 to 12/31/2011.........  $10.40079    $10.34305         0
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22851    $ 7.17038         0
    01/01/2009 to 12/31/2009.........  $ 7.17038    $ 8.47653         0
    01/01/2010 to 12/31/2010.........  $ 8.47653    $10.16214         0
    01/01/2011 to 12/31/2011.........  $10.16214    $ 9.56846         0
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27808    $ 7.25991         0
    01/01/2009 to 12/31/2009.........  $ 7.25991    $ 7.64985         0
    01/01/2010 to 12/31/2010.........  $ 7.64985    $ 8.68915         0
    01/01/2011 to 12/31/2011.........  $ 8.68915    $ 8.69092         0
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09854    $ 7.20656         0
    01/01/2009 to 12/31/2009.........  $ 7.20656    $ 7.83528         0
    01/01/2010 to 12/31/2010.........  $ 7.83528    $ 8.15080         0
    01/01/2011 to 12/31/2011.........  $ 8.15080    $ 9.40429         0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT ONLY
           (2.00%) OR HIGHEST DAILY VALUE DEATH BENEFIT ONLY (2.00%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.39507    $10.97421     2,964,674
    01/01/2007 to 12/31/2007.........  $10.97421    $11.74849     4,498,823
    01/01/2008 to 12/31/2008.........  $11.74849    $ 7.85173     5,156,548
    01/01/2009 to 12/31/2009.........  $ 7.85173    $ 9.57274     5,429,944
    01/01/2010 to 12/31/2010.........  $ 9.57274    $10.50792     5,196,651
    01/01/2011 to 12/31/2011.........  $10.50792    $10.02826     4,502,954
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.14523    $10.63315       261,327
    01/01/2007 to 12/31/2007.........  $10.63315    $11.41460       877,204
    01/01/2008 to 12/31/2008.........  $11.41460    $ 7.85527     1,511,014
    01/01/2009 to 12/31/2009.........  $ 7.85527    $ 9.71908     2,166,656
    01/01/2010 to 12/31/2010.........  $ 9.71908    $10.83459     2,247,302
    01/01/2011 to 12/31/2011.........  $10.83459    $10.63439     1,860,010
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.71391    $11.80673        17,847
    01/01/2007 to 12/31/2007.........  $11.80673    $11.56160        34,485
    01/01/2008 to 12/31/2008.........  $11.56160    $ 7.39638        77,951
    01/01/2009 to 12/31/2009.........  $ 7.39638    $ 8.54022        93,171
    01/01/2010 to 12/31/2010.........  $ 8.54022    $ 9.53202        88,459
    01/01/2011 to 12/31/2011.........  $ 9.53202    $ 9.67915        85,223
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.34548    $10.86648     1,046,570
    01/01/2007 to 12/31/2007.........  $10.86648    $11.61914     1,857,184
    01/01/2008 to 12/31/2008.........  $11.61914    $ 8.12177     2,749,996
    01/01/2009 to 12/31/2009.........  $ 8.12177    $ 9.81762     5,945,452
    01/01/2010 to 12/31/2010.........  $ 9.81762    $10.81044     5,652,783
    01/01/2011 to 12/31/2011.........  $10.81044    $10.46997     5,046,150

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99783    $ 9.14700     2,561,870
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.53987    $12.75305        29,526
    01/01/2007 to 12/31/2007.........  $12.75305    $12.64902       189,557
    01/01/2008 to 12/31/2008.........  $12.64902    $ 7.77505       155,958
    01/01/2009 to 12/31/2009.........  $ 7.77505    $ 9.01434       156,120
    01/01/2010 to 12/31/2010.........  $ 9.01434    $ 9.93724       144,108
    01/01/2011 to 12/31/2011.........  $ 9.93724    $ 9.69471       143,677
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99891    $ 9.36266             0
    01/01/2010 to 12/31/2010.........  $ 9.36266    $10.14987             0
    01/01/2011 to 12/31/2011.........  $10.14987    $10.91038             0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........  $ 9.99838    $12.01642        62,697
    01/01/2009 to 12/31/2009.........  $12.01642    $11.06804        84,267
    01/01/2010 to 12/31/2010.........  $11.06804    $12.06476        34,821
    01/01/2011 to 12/31/2011.........  $12.06476    $13.43484        16,829
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........  $ 9.99838    $12.08513        91,073
    01/01/2009 to 12/31/2009.........  $12.08513    $10.93579        85,471
    01/01/2010 to 12/31/2010.........  $10.93579    $11.93948        65,479
    01/01/2011 to 12/31/2011.........  $11.93948    $13.57548        53,824
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99891    $ 8.77441         7,864
    01/01/2010 to 12/31/2010.........  $ 8.77441    $ 9.62130        76,880
    01/01/2011 to 12/31/2011.........  $ 9.62130    $11.19462        26,646
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99783    $10.99032       105,601
    01/01/2011 to 12/31/2011.........  $10.99032    $12.96252        48,721
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99837    $12.00089        82,356
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.51414    $11.15035     3,020,338
    01/01/2007 to 12/31/2007.........  $11.15035    $11.99410     4,800,837
    01/01/2008 to 12/31/2008.........  $11.99410    $ 7.65036     5,333,371
    01/01/2009 to 12/31/2009.........  $ 7.65036    $ 9.40019     7,061,251
    01/01/2010 to 12/31/2010.........  $ 9.40019    $10.44844     7,048,991
    01/01/2011 to 12/31/2011.........  $10.44844    $ 9.99527     5,733,047

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09919    $ 6.68342      165,849
    01/01/2009 to 12/31/2009.........  $ 6.68342    $ 8.31169      485,836
    01/01/2010 to 12/31/2010.........  $ 8.31169    $ 9.31755      486,292
    01/01/2011 to 12/31/2011.........  $ 9.31755    $ 8.91687      359,184
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08101    $ 7.33101      379,551
    01/01/2009 to 12/31/2009.........  $ 7.33101    $ 8.86828      876,771
    01/01/2010 to 12/31/2010.........  $ 8.86828    $ 9.73060      889,197
    01/01/2011 to 12/31/2011.........  $ 9.73060    $ 9.36678      787,948
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.13532    $16.06675       14,159
    01/01/2007 to 12/31/2007.........  $16.06675    $12.60975       76,450
    01/01/2008 to 12/31/2008.........  $12.60975    $ 8.02896       75,117
    01/01/2009 to 12/31/2009.........  $ 8.02896    $10.38472       87,073
    01/01/2010 to 12/31/2010.........  $10.38472    $13.10236       94,967
    01/01/2011 to 12/31/2011.........  $13.10236    $13.69242       82,479
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.24045    $11.74897        6,057
    01/01/2007 to 12/31/2007.........  $11.74897    $ 9.47088       57,788
    01/01/2008 to 07/18/2008.........  $ 9.47088    $ 8.66249            0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.18344    $12.09814        7,642
    01/01/2007 to 12/31/2007.........  $12.09814    $13.18937       21,648
    01/01/2008 to 12/31/2008.........  $13.18937    $ 7.22906       19,587
    01/01/2009 to 12/31/2009.........  $ 7.22906    $ 9.40232       35,432
    01/01/2010 to 12/31/2010.........  $ 9.40232    $12.21815       33,322
    01/01/2011 to 12/31/2011.........  $12.21815    $10.40817       61,481
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10352    $ 7.49088       11,709
    01/01/2009 to 12/31/2009.........  $ 7.49088    $ 8.90312      114,516
    01/01/2010 to 12/31/2010.........  $ 8.90312    $ 9.89157      116,182
    01/01/2011 to 12/31/2011.........  $ 9.89157    $ 9.45811      119,039
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.04545    $10.55436      156,541
    01/01/2007 to 12/31/2007.........  $10.55436    $11.23166      409,967
    01/01/2008 to 12/31/2008.........  $11.23166    $ 7.21381      688,157
    01/01/2009 to 12/31/2009.........  $ 7.21381    $ 8.75917      959,767
    01/01/2010 to 12/31/2010.........  $ 8.75917    $ 9.82091      988,494
    01/01/2011 to 12/31/2011.........  $ 9.82091    $ 9.48371      824,369

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.16515    $10.45581       171,825
    01/01/2007 to 12/31/2007.........  $10.45581    $11.42010       733,717
    01/01/2008 to 12/31/2008.........  $11.42010    $ 6.63806     1,046,795
    01/01/2009 to 12/31/2009.........  $ 6.63806    $ 8.19841     1,894,696
    01/01/2010 to 12/31/2010.........  $ 8.19841    $ 9.56644     1,969,413
    01/01/2011 to 12/31/2011.........  $ 9.56644    $ 8.79623     1,363,057
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99838    $ 7.46235        40,879
    01/01/2009 to 11/13/2009.........  $ 7.46235    $ 8.32337             0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17506    $ 6.10468         4,200
    01/01/2009 to 12/31/2009.........  $ 6.10468    $ 8.08576         8,784
    01/01/2010 to 12/31/2010.........  $ 8.08576    $ 9.52851        10,875
    01/01/2011 to 12/31/2011.........  $ 9.52851    $ 8.87118         7,211
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.23457    $11.57079         6,888
    01/01/2007 to 12/31/2007.........  $11.57079    $12.92987        16,007
    01/01/2008 to 12/31/2008.........  $12.92987    $ 7.57143        17,301
    01/01/2009 to 12/31/2009.........  $ 7.57143    $11.08988        49,111
    01/01/2010 to 12/31/2010.........  $11.08988    $11.99104        51,553
    01/01/2011 to 12/31/2011.........  $11.99104    $11.29110        28,018
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.64625    $11.77136         9,710
    01/01/2007 to 12/31/2007.........  $11.77136    $12.13101       238,497
    01/01/2008 to 12/31/2008.........  $12.13101    $ 7.05356       228,304
    01/01/2009 to 12/31/2009.........  $ 7.05356    $ 8.24220       395,031
    01/01/2010 to 12/31/2010.........  $ 8.24220    $ 9.12197       368,229
    01/01/2011 to 12/31/2011.........  $ 9.12197    $ 8.44979       366,589
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.11533    $10.99262        10,786
    01/01/2007 to 12/31/2007.........  $10.99262    $12.86093        31,283
    01/01/2008 to 12/31/2008.........  $12.86093    $ 7.46504        38,476
    01/01/2009 to 12/31/2009.........  $ 7.46504    $11.49714        50,576
    01/01/2010 to 12/31/2010.........  $11.49714    $13.50650        53,437
    01/01/2011 to 12/31/2011.........  $13.50650    $12.84773        41,030
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03326    $ 7.62852         2,952
    01/01/2009 to 12/31/2009.........  $ 7.62852    $ 9.48684        12,889
    01/01/2010 to 12/31/2010.........  $ 9.48684    $11.79052        51,389
    01/01/2011 to 12/31/2011.........  $11.79052    $11.71022        18,168

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.08544    $10.63693        11,024
    01/01/2007 to 12/31/2007.........  $10.63693    $10.68590        18,825
    01/01/2008 to 12/31/2008.........  $10.68590    $ 7.80022        25,367
    01/01/2009 to 12/31/2009.........  $ 7.80022    $10.36610        46,663
    01/01/2010 to 12/31/2010.........  $10.36610    $11.53495        41,207
    01/01/2011 to 12/31/2011.........  $11.53495    $11.66806        48,460
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11170    $ 7.12455        39,125
    01/01/2009 to 12/31/2009.........  $ 7.12455    $ 8.84741       128,171
    01/01/2010 to 12/31/2010.........  $ 8.84741    $ 9.87243       141,753
    01/01/2011 to 12/31/2011.........  $ 9.87243    $ 9.62404       124,364
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08919    $ 7.59959       116,091
    01/01/2009 to 12/31/2009.........  $ 7.59959    $ 9.19270       375,735
    01/01/2010 to 12/31/2010.........  $ 9.19270    $10.05774       363,119
    01/01/2011 to 12/31/2011.........  $10.05774    $ 9.81078       361,319
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99189    $10.58416        15,051
    01/01/2007 to 12/31/2007.........  $10.58416    $12.35238        90,346
    01/01/2008 to 12/31/2008.........  $12.35238    $ 6.02671       133,364
    01/01/2009 to 12/31/2009.........  $ 6.02671    $ 7.99362       156,357
    01/01/2010 to 12/31/2010.........  $ 7.99362    $ 8.97315       142,792
    01/01/2011 to 12/31/2011.........  $ 8.97315    $ 7.66043       116,530
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2006* to 12/31/2006........  $10.01004    $10.84662        35,107
    01/01/2007 to 12/31/2007.........  $10.84662    $12.52596        92,306
    01/01/2008 to 12/31/2008.........  $12.52596    $ 6.87641        99,523
    01/01/2009 to 12/31/2009.........  $ 6.87641    $ 8.79761        94,195
    01/01/2010 to 12/31/2010.........  $ 8.79761    $ 9.58113        88,078
    01/01/2011 to 12/31/2011.........  $ 9.58113    $ 8.21462        78,075
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........  $ 9.99838    $10.70083     4,682,502
    01/01/2009 to 12/31/2009.........  $10.70083    $11.67692     2,124,345
    01/01/2010 to 12/31/2010.........  $11.67692    $12.68549     1,168,165
    01/01/2011 to 12/31/2011.........  $12.68549    $13.98483     3,388,371
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.93985    $11.54409        16,048
    01/01/2007 to 12/31/2007.........  $11.54409    $11.53629       128,261
    01/01/2008 to 12/31/2008.........  $11.53629    $ 9.31756       386,053
    01/01/2009 to 12/31/2009.........  $ 9.31756    $11.14647       582,874
    01/01/2010 to 12/31/2010.........  $11.14647    $11.72786       603,595
    01/01/2011 to 12/31/2011.........  $11.72786    $11.52499       480,501

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08376    $10.28632        1,364
    01/01/2010 to 12/31/2010.........  $10.28632    $11.22592          874
    01/01/2011 to 12/31/2011.........  $11.22592    $11.07902       16,790
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14514    $10.29615            0
    01/01/2010 to 12/31/2010.........  $10.29615    $11.47968        3,609
    01/01/2011 to 12/31/2011.........  $11.47968    $10.59405        5,291
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.10914    $12.79052       46,067
    01/01/2007 to 12/31/2007.........  $12.79052    $13.72201       88,420
    01/01/2008 to 12/31/2008.........  $13.72201    $ 7.88578      116,313
    01/01/2009 to 12/31/2009.........  $ 7.88578    $10.50517      143,651
    01/01/2010 to 12/31/2010.........  $10.50517    $11.03780      129,026
    01/01/2011 to 12/31/2011.........  $11.03780    $ 9.83134      125,803
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.07993    $12.22726       47,535
    01/01/2007 to 12/31/2007.........  $12.22726    $11.62816       52,330
    01/01/2008 to 12/31/2008.........  $11.62816    $ 6.66999       71,598
    01/01/2009 to 12/31/2009.........  $ 6.66999    $ 7.81007       69,788
    01/01/2010 to 12/31/2010.........  $ 7.81007    $ 8.66458       56,880
    01/01/2011 to 12/31/2011.........  $ 8.66458    $ 8.13952       55,857
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.21082    $10.68176       23,977
    01/01/2007 to 12/31/2007.........  $10.68176    $11.10865       99,091
    01/01/2008 to 12/31/2008.........  $11.10865    $ 8.35835       89,519
    01/01/2009 to 12/31/2009.........  $ 8.35835    $11.03009       94,110
    01/01/2010 to 12/31/2010.........  $11.03009    $12.26448       87,418
    01/01/2011 to 12/31/2011.........  $12.26448    $13.24736       91,403
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.15276    $11.43214       74,326
    01/01/2007 to 12/31/2007.........  $11.43214    $12.88395      154,005
    01/01/2008 to 12/31/2008.........  $12.88395    $ 7.11622      179,095
    01/01/2009 to 12/31/2009.........  $ 7.11622    $ 9.05285      209,647
    01/01/2010 to 12/31/2010.........  $ 9.05285    $10.62849      194,264
    01/01/2011 to 12/31/2011.........  $10.62849    $10.32516      172,784

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.44442    $12.73424       16,129
    01/01/2007 to 12/31/2007.........  $12.73424    $13.65679       42,636
    01/01/2008 to 12/31/2008.........  $13.65679    $ 8.83785       67,057
    01/01/2009 to 12/31/2009.........  $ 8.83785    $11.39455       69,641
    01/01/2010 to 12/31/2010.........  $11.39455    $12.51694       66,775
    01/01/2011 to 12/31/2011.........  $12.51694    $11.88737       55,650
 AST MFS GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.05617    $11.53646        6,886
    01/01/2007 to 12/31/2007.........  $11.53646    $13.01784       49,895
    01/01/2008 to 12/31/2008.........  $13.01784    $ 8.12919       47,298
    01/01/2009 to 12/31/2009.........  $ 8.12919    $ 9.90685       49,466
    01/01/2010 to 12/31/2010.........  $ 9.90685    $10.95423       54,189
    01/01/2011 to 12/31/2011.........  $10.95423    $10.67597       33,720
 AST MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.05873    $11.56440        3,419
    01/01/2007 to 12/31/2007.........  $11.56440    $11.64848       15,255
    01/01/2008 to 12/31/2008.........  $11.64848    $ 7.06599       20,070
    01/01/2009 to 12/31/2009.........  $ 7.06599    $ 9.62124       20,667
    01/01/2010 to 12/31/2010.........  $ 9.62124    $11.65953       22,107
    01/01/2011 to 12/31/2011.........  $11.65953    $11.03672       14,167
 AST MONEY MARKET PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99955    $10.18783       53,526
    01/01/2007 to 12/31/2007.........  $10.18783    $10.47687       61,563
    01/01/2008 to 12/31/2008.........  $10.47687    $10.52918      273,830
    01/01/2009 to 12/31/2009.........  $10.52918    $10.34785      586,507
    01/01/2010 to 12/31/2010.........  $10.34785    $10.14728      315,255
    01/01/2011 to 12/31/2011.........  $10.14728    $ 9.95080      345,766
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.66544    $11.78698       22,317
    01/01/2007 to 12/31/2007.........  $11.78698    $11.92093       51,226
    01/01/2008 to 12/31/2008.........  $11.92093    $ 6.74815       54,087
    01/01/2009 to 12/31/2009.........  $ 6.74815    $ 9.30482       64,787
    01/01/2010 to 12/31/2010.........  $ 9.30482    $11.26042       54,472
    01/01/2011 to 12/31/2011.........  $11.26042    $10.76561       53,309
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02828    $10.06526        1,126
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.37076    $12.64173       11,584
    01/01/2007 to 12/31/2007.........  $12.64173    $15.14430      113,400
    01/01/2008 to 12/31/2008.........  $15.14430    $ 8.43558      120,168
    01/01/2009 to 12/31/2009.........  $ 8.43558    $10.73369      134,535
    01/01/2010 to 12/31/2010.........  $10.73369    $13.54107      171,807
    01/01/2011 to 12/31/2011.........  $13.54107    $13.49978      132,082

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.50804    $10.86446        18,875
    01/01/2007 to 12/31/2007.........  $10.86446    $12.64347        24,119
    01/01/2008 to 12/31/2008.........  $12.64347    $ 7.12239        25,973
    01/01/2009 to 12/31/2009.........  $ 7.12239    $ 8.55827        34,175
    01/01/2010 to 12/31/2010.........  $ 8.55827    $10.09108        32,545
    01/01/2011 to 04/29/2011.........  $10.09108    $11.30707             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10112    $ 5.56591        19,671
    01/01/2009 to 12/31/2009.........  $ 5.56591    $ 9.08638       170,536
    01/01/2010 to 12/31/2010.........  $ 9.08638    $10.89213       190,362
    01/01/2011 to 12/31/2011.........  $10.89213    $ 8.51405       147,056
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.03889    $10.20929         4,598
    01/01/2007 to 12/31/2007.........  $10.20929    $10.68853        21,760
    01/01/2008 to 12/31/2008.........  $10.68853    $10.59575       102,544
    01/01/2009 to 12/31/2009.........  $10.59575    $11.45066       146,216
    01/01/2010 to 12/31/2010.........  $11.45066    $11.66376       163,847
    01/01/2011 to 12/31/2011.........  $11.66376    $11.69252       206,500
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.97103    $10.28172        64,090
    01/01/2007 to 12/31/2007.........  $10.28172    $10.91649       226,167
    01/01/2008 to 12/31/2008.........  $10.91649    $10.46055       275,747
    01/01/2009 to 12/31/2009.........  $10.46055    $11.95037       589,127
    01/01/2010 to 12/31/2010.........  $11.95037    $12.62027       690,427
    01/01/2011 to 12/31/2011.........  $12.62027    $12.76640       619,970
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.19670    $10.62171       193,286
    01/01/2007 to 12/31/2007.........  $10.62171    $11.32027       462,408
    01/01/2008 to 12/31/2008.........  $11.32027    $ 8.93562     1,347,367
    01/01/2009 to 12/31/2009.........  $ 8.93562    $10.51580     3,387,171
    01/01/2010 to 12/31/2010.........  $10.51580    $11.39953     3,342,275
    01/01/2011 to 12/31/2011.........  $11.39953    $11.28767     3,067,168
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01829    $10.06516             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.64027    $11.45078         3,096
    01/01/2007 to 12/31/2007.........  $11.45078    $11.45877        20,820
    01/01/2008 to 12/31/2008.........  $11.45877    $ 6.88447        38,550
    01/01/2009 to 12/31/2009.........  $ 6.88447    $ 8.22238        47,462
    01/01/2010 to 12/31/2010.........  $ 8.22238    $ 9.27431        44,819
    01/01/2011 to 12/31/2011.........  $ 9.27431    $ 9.40705        44,044

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99837    $ 8.88098             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.46891    $11.06202        21,122
    01/01/2007 to 12/31/2007.........  $11.06202    $11.81124        72,333
    01/01/2008 to 12/31/2008.........  $11.81124    $ 8.08343       191,148
    01/01/2009 to 12/31/2009.........  $ 8.08343    $10.09749       362,933
    01/01/2010 to 12/31/2010.........  $10.09749    $11.06899       463,819
    01/01/2011 to 12/31/2011.........  $11.06899    $10.48542       379,473
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.90486    $ 9.89252         7,429
    01/01/2007 to 12/31/2007.........  $ 9.89252    $10.39092         7,373
    01/01/2008 to 12/31/2008.........  $10.39092    $ 6.62159        11,829
    01/01/2009 to 12/31/2009.........  $ 6.62159    $ 8.69297        21,177
    01/01/2010 to 12/31/2010.........  $ 8.69297    $11.62640        12,981
    01/01/2011 to 12/31/2011.........  $11.62640    $11.28700        14,569
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.95952    $12.49653        27,594
    01/01/2007 to 12/31/2007.........  $12.49653    $11.56307        69,073
    01/01/2008 to 12/31/2008.........  $11.56307    $ 7.96731        96,050
    01/01/2009 to 12/31/2009.........  $ 7.96731    $ 9.92002       100,896
    01/01/2010 to 12/31/2010.........  $ 9.92002    $12.25369        88,868
    01/01/2011 to 12/31/2011.........  $12.25369    $11.29575        81,692
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.70312    $11.38999        21,370
    01/01/2007 to 12/31/2007.........  $11.38999    $11.87148       806,006
    01/01/2008 to 12/31/2008.........  $11.87148    $ 8.61898     1,103,798
    01/01/2009 to 12/31/2009.........  $ 8.61898    $10.48975     1,351,433
    01/01/2010 to 12/31/2010.........  $10.48975    $11.47036     1,375,810
    01/01/2011 to 12/31/2011.........  $11.47036    $11.46887     1,177,868
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.01876    $12.23446        21,928
    01/01/2007 to 12/31/2007.........  $12.23446    $11.56559       234,374
    01/01/2008 to 12/31/2008.........  $11.56559    $ 6.58939       185,271
    01/01/2009 to 12/31/2009.........  $ 6.58939    $ 7.99756       216,991
    01/01/2010 to 12/31/2010.........  $ 7.99756    $ 8.87911       214,785
    01/01/2011 to 12/31/2011.........  $ 8.87911    $ 8.56256       210,398
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.54430    $ 9.81863        16,376
    01/01/2007 to 12/31/2007.........  $ 9.81863    $10.55353        35,653
    01/01/2008 to 12/31/2008.........  $10.55353    $10.09452        53,563
    01/01/2009 to 12/31/2009.........  $10.09452    $11.09557        67,136
    01/01/2010 to 12/31/2010.........  $11.09557    $11.50292        60,985
    01/01/2011 to 12/31/2011.........  $11.50292    $11.74276        72,572

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.93989    $10.44494        32,974
    01/01/2007 to 12/31/2007.........  $10.44494    $11.08230        57,350
    01/01/2008 to 12/31/2008.........  $11.08230    $ 6.45716        85,741
    01/01/2009 to 12/31/2009.........  $ 6.45716    $ 9.70941       152,809
    01/01/2010 to 12/31/2010.........  $ 9.70941    $11.02414       123,355
    01/01/2011 to 12/31/2011.........  $11.02414    $10.62508       117,954
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.75887    $13.29851        13,035
    01/01/2007 to 12/31/2007.........  $13.29851    $18.31759        35,052
    01/01/2008 to 12/31/2008.........  $18.31759    $ 8.98133        36,153
    01/01/2009 to 12/31/2009.........  $ 8.98133    $13.15053        51,255
    01/01/2010 to 12/31/2010.........  $13.15053    $15.52981        52,620
    01/01/2011 to 12/31/2011.........  $15.52981    $12.95425        54,604
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.63310    $11.33625       180,371
    01/01/2007 to 12/31/2007.........  $11.33625    $12.17518       521,702
    01/01/2008 to 12/31/2008.........  $12.17518    $ 6.88390       601,776
    01/01/2009 to 12/31/2009.........  $ 6.88390    $ 8.66769       690,320
    01/01/2010 to 12/31/2010.........  $ 8.66769    $ 9.74160       635,594
    01/01/2011 to 12/31/2011.........  $ 9.74160    $ 9.22075       597,446
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99837    $ 9.97564         2,546
    01/01/2008 to 12/31/2008.........  $ 9.97564    $ 9.27033        23,162
    01/01/2009 to 12/31/2009.........  $ 9.27033    $10.14552       108,478
    01/01/2010 to 12/31/2010.........  $10.14552    $10.72220       115,585
    01/01/2011 to 12/31/2011.........  $10.72220    $11.14563       109,867
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07802    $ 6.62871       307,539
    01/01/2009 to 12/31/2009.........  $ 6.62871    $ 8.45254       930,415
    01/01/2010 to 12/31/2010.........  $ 8.45254    $ 9.13538     1,007,771
    01/01/2011 to 12/31/2011.........  $ 9.13538    $ 8.80688       732,911
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08890    $ 7.65475         1,158
    01/01/2009 to 12/31/2009.........  $ 7.65475    $ 9.12312         2,135
    01/01/2010 to 12/31/2010.........  $ 9.12312    $10.49725         3,003
    01/01/2011 to 12/31/2011.........  $10.49725    $11.00661         1,842

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008........  $10.26792    $ 7.02706        1,103
    01/01/2009 to 12/31/2009.........  $ 7.02706    $ 9.01147        1,000
    01/01/2010 to 12/31/2010.........  $ 9.01147    $10.72454          900
    01/01/2011 to 12/31/2011.........  $10.72454    $11.09282          674
 PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008........  $10.38561    $ 5.26042       12,847
    01/01/2009 to 12/31/2009.........  $ 5.26042    $ 5.93128       17,604
    01/01/2010 to 12/31/2010.........  $ 5.93128    $ 6.45064       14,971
    01/01/2011 to 12/31/2011.........  $ 6.45064    $ 5.44948       12,654
 PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008........  $10.15183    $ 8.31798        2,661
    01/01/2009 to 12/31/2009.........  $ 8.31798    $ 9.74975        5,709
    01/01/2010 to 12/31/2010.........  $ 9.74975    $ 9.83044        5,851
    01/01/2011 to 12/31/2011.........  $ 9.83044    $10.61260        7,507
 PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008........  $10.16534    $ 6.08351            0
    01/01/2009 to 12/31/2009.........  $ 6.08351    $ 7.40148        1,667
    01/01/2010 to 12/31/2010.........  $ 7.40148    $ 8.97973        2,459
    01/01/2011 to 12/31/2011.........  $ 8.97973    $ 8.64675        1,646
 PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11057    $ 6.70176          302
    01/01/2009 to 12/31/2009.........  $ 6.70176    $ 8.52396        1,727
    01/01/2010 to 12/31/2010.........  $ 8.52396    $ 9.45874        1,687
    01/01/2011 to 12/31/2011.........  $ 9.45874    $ 9.56388        1,608
 PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.24135    $ 6.25789        1,046
    01/01/2009 to 12/31/2009.........  $ 6.25789    $ 7.32945        1,462
    01/01/2010 to 12/31/2010.........  $ 7.32945    $ 8.11227        1,472
    01/01/2011 to 12/31/2011.........  $ 8.11227    $ 7.85180        1,461
 PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.07235    $ 6.18606        1,298
    01/01/2009 to 12/31/2009.........  $ 6.18606    $ 8.38860        1,054
    01/01/2010 to 12/31/2010.........  $ 8.38860    $10.56135        1,064
    01/01/2011 to 12/31/2011.........  $10.56135    $10.05492        3,049
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18832    $ 6.44994        1,256
    01/01/2009 to 12/31/2009.........  $ 6.44994    $ 8.27567        3,554
    01/01/2010 to 12/31/2010.........  $ 8.27567    $ 9.77276        3,342
    01/01/2011 to 12/31/2011.........  $ 9.77276    $ 9.20548        3,220

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25882    $ 5.50600          71
    01/01/2009 to 12/31/2009.........  $ 5.50600    $ 6.90396       2,425
    01/01/2010 to 12/31/2010.........  $ 6.90396    $ 8.44004       3,239
    01/01/2011 to 12/31/2011.........  $ 8.44004    $ 8.66786       2,342
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11347    $ 6.79469       2,367
    01/01/2009 to 12/31/2009.........  $ 6.79469    $ 8.40472       4,255
    01/01/2010 to 12/31/2010.........  $ 8.40472    $10.35978       4,281
    01/01/2011 to 12/31/2011.........  $10.35978    $10.28708       4,140
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22847    $ 7.16334           0
    01/01/2009 to 12/31/2009.........  $ 7.16334    $ 8.45568       1,966
    01/01/2010 to 12/31/2010.........  $ 8.45568    $10.12223         713
    01/01/2011 to 12/31/2011.........  $10.12223    $ 9.51684         713
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27804    $ 7.25268       1,447
    01/01/2009 to 12/31/2009.........  $ 7.25268    $ 7.63087       3,241
    01/01/2010 to 12/31/2010.........  $ 7.63087    $ 8.65491       3,328
    01/01/2011 to 12/31/2011.........  $ 8.65491    $ 8.64401       3,290
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09850    $ 7.19947         932
    01/01/2009 to 12/31/2009.........  $ 7.19947    $ 7.81606       8,169
    01/01/2010 to 12/31/2010.........  $ 7.81606    $ 8.11874       8,216
    01/01/2011 to 12/31/2011.........  $ 8.11874    $ 9.35362       6,219

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT ONLY (2.10%) OR HIGHEST
   DAILY LIFETIME FIVE INCOME BENEFIT ONLY (2.10%) OR HD GRO 60 BPS (2.10%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.39084    $10.96256      9,081,958
    01/01/2007 to 12/31/2007.........  $10.96256    $11.72459     12,892,577
    01/01/2008 to 12/31/2008.........  $11.72459    $ 7.82811      9,823,779
    01/01/2009 to 12/31/2009.........  $ 7.82811    $ 9.53480      9,367,665
    01/01/2010 to 12/31/2010.........  $ 9.53480    $10.45610      9,094,548
    01/01/2011 to 12/31/2011.........  $10.45610    $ 9.96902      8,190,643
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.14401    $10.62496      1,362,866
    01/01/2007 to 12/31/2007.........  $10.62496    $11.39463      4,907,526
    01/01/2008 to 12/31/2008.........  $11.39463    $ 7.83393      2,975,760
    01/01/2009 to 12/31/2009.........  $ 7.83393    $ 9.68309      3,050,377
    01/01/2010 to 12/31/2010.........  $ 9.68309    $10.78380      3,171,468
    01/01/2011 to 12/31/2011.........  $10.78380    $10.57416      2,560,562
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.70202    $11.78602              0
    01/01/2007 to 12/31/2007.........  $11.78602    $11.53005              0
    01/01/2008 to 12/31/2008.........  $11.53005    $ 7.36892              0
    01/01/2009 to 12/31/2009.........  $ 7.36892    $ 8.50008          1,901
    01/01/2010 to 12/31/2010.........  $ 8.50008    $ 9.47802          2,171
    01/01/2011 to 12/31/2011.........  $ 9.47802    $ 9.61485          1,503
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.34133    $10.85494      2,735,555
    01/01/2007 to 12/31/2007.........  $10.85494    $11.59528      4,054,872
    01/01/2008 to 12/31/2008.........  $11.59528    $ 8.09712      4,180,159
    01/01/2009 to 12/31/2009.........  $ 8.09712    $ 9.77820      9,710,092
    01/01/2010 to 12/31/2010.........  $ 9.77820    $10.75644      8,950,075
    01/01/2011 to 12/31/2011.........  $10.75644    $10.40750      8,234,574

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99772    $ 9.14094      5,393,786
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.52704    $12.73070              0
    01/01/2007 to 12/31/2007.........  $12.73070    $12.61442              0
    01/01/2008 to 12/31/2008.........  $12.61442    $ 7.74619              0
    01/01/2009 to 12/31/2009.........  $ 7.74619    $ 8.97205          5,302
    01/01/2010 to 12/31/2010.........  $ 8.97205    $ 9.88094          6,037
    01/01/2011 to 12/31/2011.........  $ 9.88094    $ 9.63030          2,370
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99886    $ 9.35356              0
    01/01/2010 to 12/31/2010.........  $ 9.35356    $10.13009              0
    01/01/2011 to 12/31/2011.........  $10.13009    $10.87842              0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........  $ 9.99830    $12.00560              0
    01/01/2009 to 12/31/2009.........  $12.00560    $11.04716              0
    01/01/2010 to 12/31/2010.........  $11.04716    $12.03026              0
    01/01/2011 to 12/31/2011.........  $12.03026    $13.38327              0
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........  $ 9.99830    $12.07427              0
    01/01/2009 to 12/31/2009.........  $12.07427    $10.91522              0
    01/01/2010 to 12/31/2010.........  $10.91522    $11.90528              0
    01/01/2011 to 12/31/2011.........  $11.90528    $13.52335              0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99886    $ 8.76579              0
    01/01/2010 to 12/31/2010.........  $ 8.76579    $ 9.60243         49,555
    01/01/2011 to 12/31/2011.........  $ 9.60243    $11.16178            650
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99772    $10.97956         59,475
    01/01/2011 to 12/31/2011.........  $10.97956    $12.93718        405,546
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99829    $11.98927        186,514
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.50991    $11.13864     10,685,211
    01/01/2007 to 12/31/2007.........  $11.13864    $11.96972     19,352,529
    01/01/2008 to 12/31/2008.........  $11.96972    $ 7.62723     12,898,134
    01/01/2009 to 12/31/2009.........  $ 7.62723    $ 9.36253     12,630,803
    01/01/2010 to 12/31/2010.........  $ 9.36253    $10.39654     12,177,411
    01/01/2011 to 12/31/2011.........  $10.39654    $ 9.93585     11,097,830

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09916    $ 6.67900        10,476
    01/01/2009 to 12/31/2009.........  $ 6.67900    $ 8.29803       110,839
    01/01/2010 to 12/31/2010.........  $ 8.29803    $ 9.29309       192,543
    01/01/2011 to 12/31/2011.........  $ 9.29309    $ 8.88479       178,795
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08098    $ 7.32618        45,383
    01/01/2009 to 12/31/2009.........  $ 7.32618    $ 8.85373        49,189
    01/01/2010 to 12/31/2010.........  $ 8.85373    $ 9.70515        57,895
    01/01/2011 to 12/31/2011.........  $ 9.70515    $ 9.33306        77,865
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.12069    $16.03849             0
    01/01/2007 to 12/31/2007.........  $16.03849    $12.57515             0
    01/01/2008 to 12/31/2008.........  $12.57515    $ 7.99901             0
    01/01/2009 to 12/31/2009.........  $ 7.99901    $10.33588         2,453
    01/01/2010 to 12/31/2010.........  $10.33588    $13.02810         2,476
    01/01/2011 to 12/31/2011.........  $13.02810    $13.60150         1,614
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.22786    $11.72822             0
    01/01/2007 to 12/31/2007.........  $11.72822    $ 9.44487             0
    01/01/2008 to 07/18/2008.........  $ 9.44487    $ 8.63406             0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.17005    $12.07703             0
    01/01/2007 to 12/31/2007.........  $12.07703    $13.15347             0
    01/01/2008 to 12/31/2008.........  $13.15347    $ 7.20232             0
    01/01/2009 to 12/31/2009.........  $ 7.20232    $ 9.35819           555
    01/01/2010 to 12/31/2010.........  $ 9.35819    $12.14893         1,009
    01/01/2011 to 12/31/2011.........  $12.14893    $10.33909           921
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10349    $ 7.48594         3,796
    01/01/2009 to 12/31/2009.........  $ 7.48594    $ 8.88862        74,679
    01/01/2010 to 12/31/2010.........  $ 8.88862    $ 9.86581        66,105
    01/01/2011 to 12/31/2011.........  $ 9.86581    $ 9.42431        43,290
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.04424    $10.54620       689,232
    01/01/2007 to 12/31/2007.........  $10.54620    $11.21183     2,178,272
    01/01/2008 to 12/31/2008.........  $11.21183    $ 7.19391     1,294,066
    01/01/2009 to 12/31/2009.........  $ 7.19391    $ 8.72643     1,329,405
    01/01/2010 to 12/31/2010.........  $ 8.72643    $ 9.77460     1,434,879
    01/01/2011 to 12/31/2011.........  $ 9.77460    $ 9.42980     1,304,429

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.16392    $10.44781     1,090,138
    01/01/2007 to 12/31/2007.........  $10.44781    $11.40006     4,097,128
    01/01/2008 to 12/31/2008.........  $11.40006    $ 6.61982     2,188,204
    01/01/2009 to 12/31/2009.........  $ 6.61982    $ 8.16779     2,329,174
    01/01/2010 to 12/31/2010.........  $ 8.16779    $ 9.52139     2,553,655
    01/01/2011 to 12/31/2011.........  $ 9.52139    $ 8.74633     2,344,114
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99830    $ 7.45903         3,068
    01/01/2009 to 11/13/2009.........  $ 7.45903    $ 8.31266             0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17497    $ 6.10196             0
    01/01/2009 to 12/31/2009.........  $ 6.10196    $ 8.07411           721
    01/01/2010 to 12/31/2010.........  $ 8.07411    $ 9.50539           646
    01/01/2011 to 12/31/2011.........  $ 9.50539    $ 8.84098           334
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.22202    $11.55044             0
    01/01/2007 to 12/31/2007.........  $11.55044    $12.89443             0
    01/01/2008 to 12/31/2008.........  $12.89443    $ 7.54319             0
    01/01/2009 to 12/31/2009.........  $ 7.54319    $11.03769         3,688
    01/01/2010 to 12/31/2010.........  $11.03769    $11.92291         4,970
    01/01/2011 to 12/31/2011.........  $11.92291    $11.21585         2,320
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.63443    $11.75065             0
    01/01/2007 to 12/31/2007.........  $11.75065    $12.09783             0
    01/01/2008 to 12/31/2008.........  $12.09783    $ 7.02744             0
    01/01/2009 to 12/31/2009.........  $ 7.02744    $ 8.20364         2,275
    01/01/2010 to 12/31/2010.........  $ 8.20364    $ 9.07038         2,833
    01/01/2011 to 12/31/2011.........  $ 9.07038    $ 8.39373         1,237
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.10295    $10.97316             0
    01/01/2007 to 12/31/2007.........  $10.97316    $12.82556             0
    01/01/2008 to 12/31/2008.........  $12.82556    $ 7.43719             0
    01/01/2009 to 12/31/2009.........  $ 7.43719    $11.44320         4,272
    01/01/2010 to 12/31/2010.........  $11.44320    $13.42997         3,566
    01/01/2011 to 12/31/2011.........  $13.42997    $12.76247         1,765
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03318    $ 7.62514             0
    01/01/2009 to 12/31/2009.........  $ 7.62514    $ 9.47334        12,926
    01/01/2010 to 12/31/2010.........  $ 9.47334    $11.76216        10,343
    01/01/2011 to 12/31/2011.........  $11.76216    $11.67054         5,153

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.07407    $10.61807            0
    01/01/2007 to 12/31/2007.........  $10.61807    $10.65661            0
    01/01/2008 to 12/31/2008.........  $10.65661    $ 7.77122            0
    01/01/2009 to 12/31/2009.........  $ 7.77122    $10.31751        1,678
    01/01/2010 to 12/31/2010.........  $10.31751    $11.46953        1,609
    01/01/2011 to 12/31/2011.........  $11.46953    $11.59051          824
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11168    $ 7.11981       18,527
    01/01/2009 to 12/31/2009.........  $ 7.11981    $ 8.83303       45,249
    01/01/2010 to 12/31/2010.........  $ 8.83303    $ 9.84678       71,633
    01/01/2011 to 12/31/2011.........  $ 9.84678    $ 9.58958       76,943
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08916    $ 7.59473       34,121
    01/01/2009 to 12/31/2009.........  $ 7.59473    $ 9.17789      103,859
    01/01/2010 to 12/31/2010.........  $ 9.17789    $10.03174       69,784
    01/01/2011 to 12/31/2011.........  $10.03174    $ 9.77586       45,092
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99181    $10.57717            0
    01/01/2007 to 12/31/2007.........  $10.57717    $12.33211            0
    01/01/2008 to 12/31/2008.........  $12.33211    $ 6.01096            0
    01/01/2009 to 12/31/2009.........  $ 6.01096    $ 7.96493        8,915
    01/01/2010 to 12/31/2010.........  $ 7.96493    $ 8.93213        7,479
    01/01/2011 to 12/31/2011.........  $ 8.93213    $ 7.61791        3,562
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2006* to 12/31/2006........  $10.00996    $10.83950            0
    01/01/2007 to 12/31/2007.........  $10.83950    $12.50545            0
    01/01/2008 to 12/31/2008.........  $12.50545    $ 6.85844            0
    01/01/2009 to 12/31/2009.........  $ 6.85844    $ 8.76614        8,602
    01/01/2010 to 12/31/2010.........  $ 8.76614    $ 9.53741        6,994
    01/01/2011 to 12/31/2011.........  $ 9.53741    $ 8.16907        3,301
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.92771    $11.52382            0
    01/01/2007 to 12/31/2007.........  $11.52382    $11.50472      414,208
    01/01/2008 to 12/31/2008.........  $11.50472    $ 9.28305      793,735
    01/01/2009 to 12/31/2009.........  $ 9.28305    $11.09414      747,584
    01/01/2010 to 12/31/2010.........  $11.09414    $11.66131      685,466
    01/01/2011 to 12/31/2011.........  $11.66131    $11.44852      665,660
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08368    $10.28503            0
    01/01/2010 to 12/31/2010.........  $10.28503    $11.21345          259
    01/01/2011 to 12/31/2011.........  $11.21345    $11.05588          108

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14506    $10.29482            0
    01/01/2010 to 12/31/2010.........  $10.29482    $11.46695        3,538
    01/01/2011 to 12/31/2011.........  $11.46695    $10.57191            0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.09563    $12.76794            0
    01/01/2007 to 12/31/2007.........  $12.76794    $13.68437            0
    01/01/2008 to 12/31/2008.........  $13.68437    $ 7.85645            0
    01/01/2009 to 12/31/2009.........  $ 7.85645    $10.45584       12,241
    01/01/2010 to 12/31/2010.........  $10.45584    $10.97517       11,771
    01/01/2011 to 12/31/2011.........  $10.97517    $ 9.76606        5,285
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.06758    $12.20570            0
    01/01/2007 to 12/31/2007.........  $12.20570    $11.59635            0
    01/01/2008 to 12/31/2008.........  $11.59635    $ 6.64525            0
    01/01/2009 to 12/31/2009.........  $ 6.64525    $ 7.77344        4,674
    01/01/2010 to 12/31/2010.........  $ 7.77344    $ 8.61549        3,363
    01/01/2011 to 12/31/2011.........  $ 8.61549    $ 8.08549        2,009
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.19930    $10.66276            0
    01/01/2007 to 12/31/2007.........  $10.66276    $11.07795            0
    01/01/2008 to 12/31/2008.........  $11.07795    $ 8.32703            0
    01/01/2009 to 12/31/2009.........  $ 8.32703    $10.97791        1,339
    01/01/2010 to 12/31/2010.........  $10.97791    $12.19444        6,502
    01/01/2011 to 12/31/2011.........  $12.19444    $13.15893        3,446
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.14037    $11.41196            0
    01/01/2007 to 12/31/2007.........  $11.41196    $12.84853            0
    01/01/2008 to 12/31/2008.........  $12.84853    $ 7.08969            0
    01/01/2009 to 12/31/2009.........  $ 7.08969    $ 9.01029        6,729
    01/01/2010 to 12/31/2010.........  $ 9.01029    $10.56815        6,313
    01/01/2011 to 12/31/2011.........  $10.56815    $10.25660        3,198
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.43165    $12.71184            0
    01/01/2007 to 12/31/2007.........  $12.71184    $13.61948            0
    01/01/2008 to 12/31/2008.........  $13.61948    $ 8.80501            0
    01/01/2009 to 12/31/2009.........  $ 8.80501    $11.34102        6,474
    01/01/2010 to 12/31/2010.........  $11.34102    $12.44586        5,994
    01/01/2011 to 12/31/2011.........  $12.44586    $11.80835        3,475

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.04383    $11.51619           0
    01/01/2007 to 12/31/2007.........  $11.51619    $12.98213           0
    01/01/2008 to 12/31/2008.........  $12.98213    $ 8.09894           0
    01/01/2009 to 12/31/2009.........  $ 8.09894    $ 9.86031       1,509
    01/01/2010 to 12/31/2010.........  $ 9.86031    $10.89230       2,578
    01/01/2011 to 12/31/2011.........  $10.89230    $10.60519       1,149
 AST MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.04648    $11.54398           0
    01/01/2007 to 12/31/2007.........  $11.54398    $11.61648           0
    01/01/2008 to 12/31/2008.........  $11.61648    $ 7.03962           0
    01/01/2009 to 12/31/2009.........  $ 7.03962    $ 9.57597       1,794
    01/01/2010 to 12/31/2010.........  $ 9.57597    $11.59338       1,232
    01/01/2011 to 12/31/2011.........  $11.59338    $10.96336         666
 AST MONEY MARKET PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99947    $10.18121           0
    01/01/2007 to 12/31/2007.........  $10.18121    $10.45961           0
    01/01/2008 to 12/31/2008.........  $10.45961    $10.50151           0
    01/01/2009 to 12/31/2009.........  $10.50151    $10.31087       4,405
    01/01/2010 to 12/31/2010.........  $10.31087    $10.10136       1,122
    01/01/2011 to 12/31/2011.........  $10.10136    $ 9.89610         294
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.65255    $11.76632           0
    01/01/2007 to 12/31/2007.........  $11.76632    $11.88823           0
    01/01/2008 to 12/31/2008.........  $11.88823    $ 6.72310           0
    01/01/2009 to 12/31/2009.........  $ 6.72310    $ 9.26118       7,870
    01/01/2010 to 12/31/2010.........  $ 9.26118    $11.19660       7,339
    01/01/2011 to 12/31/2011.........  $11.19660    $10.69416       3,534
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02820    $10.06356           0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.35708    $12.61948           0
    01/01/2007 to 12/31/2007.........  $12.61948    $15.10271           0
    01/01/2008 to 12/31/2008.........  $15.10271    $ 8.40416           0
    01/01/2009 to 12/31/2009.........  $ 8.40416    $10.68337       3,443
    01/01/2010 to 12/31/2010.........  $10.68337    $13.46448       3,177
    01/01/2011 to 12/31/2011.........  $13.46448    $13.41030       1,516
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.49528    $10.84539           0
    01/01/2007 to 12/31/2007.........  $10.84539    $12.60892           0
    01/01/2008 to 12/31/2008.........  $12.60892    $ 7.09593           0
    01/01/2009 to 12/31/2009.........  $ 7.09593    $ 8.51811       1,239
    01/01/2010 to 12/31/2010.........  $ 8.51811    $10.03388       1,118
    01/01/2011 to 04/29/2011.........  $10.03388    $11.23937           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10104    $ 5.56343             0
    01/01/2009 to 12/31/2009.........  $ 5.56343    $ 9.07348        12,097
    01/01/2010 to 12/31/2010.........  $ 9.07348    $10.86611        12,160
    01/01/2011 to 12/31/2011.........  $10.86611    $ 8.48537         5,893
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.02751    $10.19107             0
    01/01/2007 to 12/31/2007.........  $10.19107    $10.65907             0
    01/01/2008 to 12/31/2008.........  $10.65907    $10.55615             0
    01/01/2009 to 12/31/2009.........  $10.55615    $11.39668           177
    01/01/2010 to 12/31/2010.........  $11.39668    $11.59752           152
    01/01/2011 to 12/31/2011.........  $11.59752    $11.61472           199
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.97094    $10.27495             0
    01/01/2007 to 12/31/2007.........  $10.27495    $10.89859             0
    01/01/2008 to 12/31/2008.........  $10.89859    $10.43321             0
    01/01/2009 to 12/31/2009.........  $10.43321    $11.90738        32,550
    01/01/2010 to 12/31/2010.........  $11.90738    $12.56259        32,032
    01/01/2011 to 12/31/2011.........  $12.56259    $12.69567        13,388
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.19258    $10.61053       536,800
    01/01/2007 to 12/31/2007.........  $10.61053    $11.29724     1,480,087
    01/01/2008 to 12/31/2008.........  $11.29724    $ 8.90875     2,211,191
    01/01/2009 to 12/31/2009.........  $ 8.90875    $10.47389     4,970,188
    01/01/2010 to 12/31/2010.........  $10.47389    $11.34306     4,580,661
    01/01/2011 to 12/31/2011.........  $11.34306    $11.22072     4,313,035
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01821    $10.06345             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.62830    $11.43057             0
    01/01/2007 to 12/31/2007.........  $11.43057    $11.42738             0
    01/01/2008 to 12/31/2008.........  $11.42738    $ 6.85882             0
    01/01/2009 to 12/31/2009.........  $ 6.85882    $ 8.18377             0
    01/01/2010 to 12/31/2010.........  $ 8.18377    $ 9.22175             0
    01/01/2011 to 12/31/2011.........  $ 9.22175    $ 9.34460             0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99829    $ 8.87518             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.45722    $11.04245             0
    01/01/2007 to 12/31/2007.........  $11.04245    $11.77871        93,492
    01/01/2008 to 12/31/2008.........  $11.77871    $ 8.05326       163,069
    01/01/2009 to 12/31/2009.........  $ 8.05326    $10.04994       294,857
    01/01/2010 to 12/31/2010.........  $10.04994    $11.00596       427,724
    01/01/2011 to 12/31/2011.........  $11.00596    $10.41555       490,692
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.90478    $ 9.88597             0
    01/01/2007 to 12/31/2007.........  $ 9.88597    $10.37389             0
    01/01/2008 to 12/31/2008.........  $10.37389    $ 6.60424             0
    01/01/2009 to 12/31/2009.........  $ 6.60424    $ 8.66167         8,308
    01/01/2010 to 12/31/2010.........  $ 8.66167    $11.57313         6,051
    01/01/2011 to 12/31/2011.........  $11.57313    $11.22445         2,839
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.94624    $12.47456             0
    01/01/2007 to 12/31/2007.........  $12.47456    $11.53147             0
    01/01/2008 to 12/31/2008.........  $11.53147    $ 7.93778             0
    01/01/2009 to 12/31/2009.........  $ 7.93778    $ 9.87372         2,252
    01/01/2010 to 12/31/2010.........  $ 9.87372    $12.18462         2,149
    01/01/2011 to 12/31/2011.........  $12.18462    $11.22104         1,037
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.69114    $11.36989        33,714
    01/01/2007 to 12/31/2007.........  $11.36989    $11.83890     1,256,901
    01/01/2008 to 12/31/2008.........  $11.83890    $ 8.58696       914,501
    01/01/2009 to 12/31/2009.........  $ 8.58696    $10.44044     1,055,497
    01/01/2010 to 12/31/2010.........  $10.44044    $11.40523     1,156,021
    01/01/2011 to 12/31/2011.........  $11.40523    $11.39261     1,188,479
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.00641    $12.21281             0
    01/01/2007 to 12/31/2007.........  $12.21281    $11.53367             0
    01/01/2008 to 12/31/2008.........  $11.53367    $ 6.56465             0
    01/01/2009 to 12/31/2009.........  $ 6.56465    $ 7.95961        17,248
    01/01/2010 to 12/31/2010.........  $ 7.95961    $ 8.82843         4,194
    01/01/2011 to 12/31/2011.........  $ 8.82843    $ 8.50532         2,226
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.53367    $ 9.80134             0
    01/01/2007 to 12/31/2007.........  $ 9.80134    $10.52457             0
    01/01/2008 to 12/31/2008.........  $10.52457    $10.05707             0
    01/01/2009 to 12/31/2009.........  $10.05707    $11.04358         1,731
    01/01/2010 to 12/31/2010.........  $11.04358    $11.43770         1,846
    01/01/2011 to 12/31/2011.........  $11.43770    $11.66490           670

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.93981    $10.43814            0
    01/01/2007 to 12/31/2007.........  $10.43814    $11.06414            0
    01/01/2008 to 12/31/2008.........  $11.06414    $ 6.44027            0
    01/01/2009 to 12/31/2009.........  $ 6.44027    $ 9.67446       10,658
    01/01/2010 to 12/31/2010.........  $ 9.67446    $10.97370        9,869
    01/01/2011 to 12/31/2011.........  $10.97370    $10.56605        4,154
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.74361    $13.27510            0
    01/01/2007 to 12/31/2007.........  $13.27510    $18.26734            0
    01/01/2008 to 12/31/2008.........  $18.26734    $ 8.94784            0
    01/01/2009 to 12/31/2009.........  $ 8.94784    $13.08863        5,642
    01/01/2010 to 12/31/2010.........  $13.08863    $15.44154        6,147
    01/01/2011 to 12/31/2011.........  $15.44154    $12.86799        3,008
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.62887    $11.32444            0
    01/01/2007 to 12/31/2007.........  $11.32444    $12.15039            0
    01/01/2008 to 12/31/2008.........  $12.15039    $ 6.86312            0
    01/01/2009 to 12/31/2009.........  $ 6.86312    $ 8.63315       23,090
    01/01/2010 to 12/31/2010.........  $ 8.63315    $ 9.69323       29,536
    01/01/2011 to 12/31/2011.........  $ 9.69323    $ 9.16607       32,180
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99829    $ 9.97440            0
    01/01/2008 to 12/31/2008.........  $ 9.97440    $ 9.26017            0
    01/01/2009 to 12/31/2009.........  $ 9.26017    $10.12450        2,581
    01/01/2010 to 12/31/2010.........  $10.12450    $10.68951        3,382
    01/01/2011 to 12/31/2011.........  $10.68951    $11.10080        1,868
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07800    $ 6.62440       38,193
    01/01/2009 to 12/31/2009.........  $ 6.62440    $ 8.43880      182,958
    01/01/2010 to 12/31/2010.........  $ 8.43880    $ 9.11172      260,751
    01/01/2011 to 12/31/2011.........  $ 9.11172    $ 8.77538      198,889
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08888    $ 7.64977            0
    01/01/2009 to 12/31/2009.........  $ 7.64977    $ 9.10826            0
    01/01/2010 to 12/31/2010.........  $ 9.10826    $10.46983            0
    01/01/2011 to 12/31/2011.........  $10.46983    $10.96726            0
 PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008........  $10.26789    $ 7.02240            0
    01/01/2009 to 12/31/2009.........  $ 7.02240    $ 8.99671            0
    01/01/2010 to 12/31/2010.........  $ 8.99671    $10.69651            0
    01/01/2011 to 12/31/2011.........  $10.69651    $11.05307            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008........  $10.38558    $ 5.25699           0
    01/01/2009 to 12/31/2009.........  $ 5.25699    $ 5.92152           0
    01/01/2010 to 12/31/2010.........  $ 5.92152    $ 6.43365           0
    01/01/2011 to 12/31/2011.........  $ 6.43365    $ 5.42982           0
 PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008........  $10.15181    $ 8.31252           0
    01/01/2009 to 12/31/2009.........  $ 8.31252    $ 9.73373         664
    01/01/2010 to 12/31/2010.........  $ 9.73373    $ 9.80468         644
    01/01/2011 to 12/31/2011.........  $ 9.80468    $10.57454         270
 PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008........  $10.16531    $ 6.07949           0
    01/01/2009 to 12/31/2009.........  $ 6.07949    $ 7.38932           0
    01/01/2010 to 12/31/2010.........  $ 7.38932    $ 8.95612           0
    01/01/2011 to 12/31/2011.........  $ 8.95612    $ 8.61558           0
 PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11054    $ 6.69736           0
    01/01/2009 to 12/31/2009.........  $ 6.69736    $ 8.51005           0
    01/01/2010 to 12/31/2010.........  $ 8.51005    $ 9.43387           0
    01/01/2011 to 12/31/2011.........  $ 9.43387    $ 9.52935           0
 PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.24132    $ 6.25380           0
    01/01/2009 to 12/31/2009.........  $ 6.25380    $ 7.31738           0
    01/01/2010 to 12/31/2010.........  $ 7.31738    $ 8.09105       8,726
    01/01/2011 to 12/31/2011.........  $ 8.09105    $ 7.82346       8,726
 PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.07232    $ 6.18199           0
    01/01/2009 to 12/31/2009.........  $ 6.18199    $ 8.37491           0
    01/01/2010 to 12/31/2010.........  $ 8.37491    $10.53374           0
    01/01/2011 to 12/31/2011.........  $10.53374    $10.01888           0
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18830    $ 6.44572           0
    01/01/2009 to 12/31/2009.........  $ 6.44572    $ 8.26226           0
    01/01/2010 to 12/31/2010.........  $ 8.26226    $ 9.74747           0
    01/01/2011 to 12/31/2011.........  $ 9.74747    $ 9.17262           0
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25880    $ 5.50234           0
    01/01/2009 to 12/31/2009.........  $ 5.50234    $ 6.89260           0
    01/01/2010 to 12/31/2010.........  $ 6.89260    $ 8.41782           0
    01/01/2011 to 12/31/2011.........  $ 8.41782    $ 8.63656           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11344    $ 6.79014           0
    01/01/2009 to 12/31/2009.........  $ 6.79014    $ 8.39089           0
    01/01/2010 to 12/31/2010.........  $ 8.39089    $10.33254           0
    01/01/2011 to 12/31/2011.........  $10.33254    $10.24997           0
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22844    $ 7.15855           0
    01/01/2009 to 12/31/2009.........  $ 7.15855    $ 8.44181           0
    01/01/2010 to 12/31/2010.........  $ 8.44181    $10.09576           0
    01/01/2011 to 12/31/2011.........  $10.09576    $ 9.48274           0
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27802    $ 7.24797           0
    01/01/2009 to 12/31/2009.........  $ 7.24797    $ 7.61851         833
    01/01/2010 to 12/31/2010.........  $ 7.61851    $ 8.63243         808
    01/01/2011 to 12/31/2011.........  $ 8.63243    $ 8.61317         339
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09847    $ 7.19472           0
    01/01/2009 to 12/31/2009.........  $ 7.19472    $ 7.80329       2,207
    01/01/2010 to 12/31/2010.........  $ 7.80329    $ 8.09752       1,635
    01/01/2011 to 12/31/2011.........  $ 8.09752    $ 9.32008       1,119

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (2.25%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.38461    $10.94529     5,532,354
    01/01/2007 to 12/31/2007.........  $10.94529    $11.68877     9,731,970
    01/01/2008 to 12/31/2008.........  $11.68877    $ 7.79271     8,220,827
    01/01/2009 to 12/31/2009.........  $ 7.79271    $ 9.47766     7,744,445
    01/01/2010 to 12/31/2010.........  $ 9.47766    $10.37822     7,544,568
    01/01/2011 to 12/31/2011.........  $10.37822    $ 9.88032     6,843,878
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.14215    $10.61267       873,210
    01/01/2007 to 12/31/2007.........  $10.61267    $11.36459     2,362,014
    01/01/2008 to 12/31/2008.........  $11.36459    $ 7.80171     2,319,713
    01/01/2009 to 12/31/2009.........  $ 7.80171    $ 9.62915     2,200,107
    01/01/2010 to 12/31/2010.........  $ 9.62915    $10.70809     2,131,338
    01/01/2011 to 12/31/2011.........  $10.70809    $10.48454     2,058,340
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.68420    $11.75492             0
    01/01/2007 to 12/31/2007.........  $11.75492    $11.48262             0
    01/01/2008 to 12/31/2008.........  $11.48262    $ 7.32789             0
    01/01/2009 to 12/31/2009.........  $ 7.32789    $ 8.44044             0
    01/01/2010 to 12/31/2010.........  $ 8.44044    $ 9.39776             0
    01/01/2011 to 12/31/2011.........  $ 9.39776    $ 9.51953             0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.33511    $10.83790     1,470,871
    01/01/2007 to 12/31/2007.........  $10.83790    $11.56011     2,588,286
    01/01/2008 to 12/31/2008.........  $11.56011    $ 8.06061     3,781,063
    01/01/2009 to 12/31/2009.........  $ 8.06061    $ 9.71989     5,689,327
    01/01/2010 to 12/31/2010.........  $ 9.71989    $10.67667     5,049,654
    01/01/2011 to 12/31/2011.........  $10.67667    $10.31523     4,565,268

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99756    $ 9.13191      1,589,823
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.50768    $12.69696              0
    01/01/2007 to 12/31/2007.........  $12.69696    $12.56242              0
    01/01/2008 to 12/31/2008.........  $12.56242    $ 7.70297              0
    01/01/2009 to 12/31/2009.........  $ 7.70297    $ 8.90897              0
    01/01/2010 to 12/31/2010.........  $ 8.90897    $ 9.79708              0
    01/01/2011 to 12/31/2011.........  $ 9.79708    $ 9.53469              0
 AST BOND PORTFOLIO 2016
    05/01/2009* to 12/31/2009........  $ 9.93817    $ 9.60041              0
    01/01/2010 to 12/31/2010.........  $ 9.60041    $10.38216              0
    01/01/2011 to 12/31/2011.........  $10.38216    $11.13290              0
 AST BOND PORTFOLIO 2018
    05/01/2009* to 12/31/2009........  $ 9.92260    $ 9.66626              0
    01/01/2010 to 12/31/2010.........  $ 9.66626    $10.51104              0
    01/01/2011 to 12/31/2011.........  $10.51104    $11.67616              0
 AST BOND PORTFOLIO 2019
    05/01/2009* to 12/31/2009........  $ 9.90537    $ 9.56715              0
    01/01/2010 to 12/31/2010.........  $ 9.56715    $10.41967              0
    01/01/2011 to 12/31/2011.........  $10.41967    $11.81852              0
 AST BOND PORTFOLIO 2020
    05/01/2009* to 12/31/2009........  $ 9.88409    $ 9.24236              0
    01/01/2010 to 12/31/2010.........  $ 9.24236    $10.10963            676
    01/01/2011 to 12/31/2011.........  $10.10963    $11.73410              0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99756    $10.96344              0
    01/01/2011 to 12/31/2011.........  $10.96344    $12.89923          5,764
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99817    $11.97169              0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.50360    $11.12115      6,561,306
    01/01/2007 to 12/31/2007.........  $11.12115    $11.93342     12,935,579
    01/01/2008 to 12/31/2008.........  $11.93342    $ 7.59294     11,371,205
    01/01/2009 to 12/31/2009.........  $ 7.59294    $ 9.30688     10,717,473
    01/01/2010 to 12/31/2010.........  $ 9.30688    $10.31961     10,433,364
    01/01/2011 to 12/31/2011.........  $10.31961    $ 9.84787      9,803,171

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09912    $ 6.67246        28,640
    01/01/2009 to 12/31/2009.........  $ 6.67246    $ 8.27770        58,285
    01/01/2010 to 12/31/2010.........  $ 8.27770    $ 9.25676        76,010
    01/01/2011 to 12/31/2011.........  $ 9.25676    $ 8.83709        96,013
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08094    $ 7.31895        39,416
    01/01/2009 to 12/31/2009.........  $ 7.31895    $ 8.83205        63,218
    01/01/2010 to 12/31/2010.........  $ 8.83205    $ 9.66727        88,601
    01/01/2011 to 12/31/2011.........  $ 9.66727    $ 9.28309        95,967
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.09878    $15.99622             0
    01/01/2007 to 12/31/2007.........  $15.99622    $12.52355             0
    01/01/2008 to 12/31/2008.........  $12.52355    $ 7.95449             0
    01/01/2009 to 12/31/2009.........  $ 7.95449    $10.26325             0
    01/01/2010 to 12/31/2010.........  $10.26325    $12.91748             0
    01/01/2011 to 12/31/2011.........  $12.91748    $13.46633             0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.20903    $11.69708             0
    01/01/2007 to 12/31/2007.........  $11.69708    $ 9.40579             0
    01/01/2008 to 07/18/2008.........  $ 9.40579    $ 8.59151             0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.14965    $12.04505             0
    01/01/2007 to 12/31/2007.........  $12.04505    $13.09925             0
    01/01/2008 to 12/31/2008.........  $13.09925    $ 7.16200             0
    01/01/2009 to 12/31/2009.........  $ 7.16200    $ 9.29215             0
    01/01/2010 to 12/31/2010.........  $ 9.29215    $12.04549             0
    01/01/2011 to 12/31/2011.........  $12.04549    $10.23600             0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10345    $ 7.47852        23,411
    01/01/2009 to 12/31/2009.........  $ 7.47852    $ 8.86670        25,943
    01/01/2010 to 12/31/2010.........  $ 8.86670    $ 9.82698        44,009
    01/01/2011 to 12/31/2011.........  $ 9.82698    $ 9.37344        17,618
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.04243    $10.53407       617,809
    01/01/2007 to 12/31/2007.........  $10.53407    $11.18251     1,767,825
    01/01/2008 to 12/31/2008.........  $11.18251    $ 7.16462     1,552,160
    01/01/2009 to 12/31/2009.........  $ 7.16462    $ 8.67826     1,491,611
    01/01/2010 to 12/31/2010.........  $ 8.67826    $ 9.70641     1,465,024
    01/01/2011 to 12/31/2011.........  $ 9.70641    $ 9.35035     1,359,077

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.16209    $10.43578       731,245
    01/01/2007 to 12/31/2007.........  $10.43578    $11.37013     2,525,442
    01/01/2008 to 12/31/2008.........  $11.37013    $ 6.59282     2,355,256
    01/01/2009 to 12/31/2009.........  $ 6.59282    $ 8.12252     2,340,434
    01/01/2010 to 12/31/2010.........  $ 8.12252    $ 9.45472     2,557,617
    01/01/2011 to 12/31/2011.........  $ 9.45472    $ 8.67232     2,442,153
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99818    $ 7.45402        13,425
    01/01/2009 to 11/13/2009.........  $ 7.45402    $ 8.29630             0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17485    $ 6.09790             0
    01/01/2009 to 12/31/2009.........  $ 6.09790    $ 8.05684             0
    01/01/2010 to 12/31/2010.........  $ 8.05684    $ 9.47128             0
    01/01/2011 to 12/31/2011.........  $ 9.47128    $ 8.79636             0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.20329    $11.51996             0
    01/01/2007 to 12/31/2007.........  $11.51996    $12.84145             0
    01/01/2008 to 12/31/2008.........  $12.84145    $ 7.50118             0
    01/01/2009 to 12/31/2009.........  $ 7.50118    $10.96011             0
    01/01/2010 to 12/31/2010.........  $10.96011    $11.82166             0
    01/01/2011 to 12/31/2011.........  $11.82166    $11.10435             0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.61651    $11.71945             0
    01/01/2007 to 12/31/2007.........  $11.71945    $12.04791             0
    01/01/2008 to 12/31/2008.........  $12.04791    $ 6.98810             0
    01/01/2009 to 12/31/2009.........  $ 6.98810    $ 8.14575             0
    01/01/2010 to 12/31/2010.........  $ 8.14575    $ 8.99314             0
    01/01/2011 to 12/31/2011.........  $ 8.99314    $ 8.31011             0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.08434    $10.94421             0
    01/01/2007 to 12/31/2007.........  $10.94421    $12.77287             0
    01/01/2008 to 12/31/2008.........  $12.77287    $ 7.39570             0
    01/01/2009 to 12/31/2009.........  $ 7.39570    $11.36264             0
    01/01/2010 to 12/31/2010.........  $11.36264    $13.31590             0
    01/01/2011 to 12/31/2011.........  $13.31590    $12.63558             0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03306    $ 7.61998             0
    01/01/2009 to 12/31/2009.........  $ 7.61998    $ 9.45304             0
    01/01/2010 to 12/31/2010.........  $ 9.45304    $11.71980             0
    01/01/2011 to 12/31/2011.........  $11.71980    $11.61152             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.05733    $10.59002            0
    01/01/2007 to 12/31/2007.........  $10.59002    $10.61268            0
    01/01/2008 to 12/31/2008.........  $10.61268    $ 7.72782            0
    01/01/2009 to 12/31/2009.........  $ 7.72782    $10.24484            0
    01/01/2010 to 12/31/2010.........  $10.24484    $11.37212            0
    01/01/2011 to 12/31/2011.........  $11.37212    $11.47527            0
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11164    $ 7.11287       42,503
    01/01/2009 to 12/31/2009.........  $ 7.11287    $ 8.81140       39,452
    01/01/2010 to 12/31/2010.........  $ 8.81140    $ 9.80827       37,937
    01/01/2011 to 12/31/2011.........  $ 9.80827    $ 9.53814       19,602
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08912    $ 7.58716       49,807
    01/01/2009 to 12/31/2009.........  $ 7.58716    $ 9.15528       81,519
    01/01/2010 to 12/31/2010.........  $ 9.15528    $ 9.99239       89,731
    01/01/2011 to 12/31/2011.........  $ 9.99239    $ 9.72331       81,041
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99169    $10.56677            0
    01/01/2007 to 12/31/2007.........  $10.56677    $12.30178            0
    01/01/2008 to 12/31/2008.........  $12.30178    $ 5.98731            0
    01/01/2009 to 12/31/2009.........  $ 5.98731    $ 7.92187            0
    01/01/2010 to 12/31/2010.........  $ 7.92187    $ 8.87097            0
    01/01/2011 to 12/31/2011.........  $ 8.87097    $ 7.55472            0
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2006* to 12/31/2006........  $10.00984    $10.82889            0
    01/01/2007 to 12/31/2007.........  $10.82889    $12.47484            0
    01/01/2008 to 12/31/2008.........  $12.47484    $ 6.83160            0
    01/01/2009 to 12/31/2009.........  $ 6.83160    $ 8.71894            0
    01/01/2010 to 12/31/2010.........  $ 8.71894    $ 9.47217            0
    01/01/2011 to 12/31/2011.........  $ 9.47217    $ 8.10141            0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.90941    $11.49327            0
    01/01/2007 to 12/31/2007.........  $11.49327    $11.45739      301,914
    01/01/2008 to 12/31/2008.........  $11.45739    $ 9.23119      349,586
    01/01/2009 to 12/31/2009.........  $ 9.23119    $11.01602      377,710
    01/01/2010 to 12/31/2010.........  $11.01602    $11.56220      376,904
    01/01/2011 to 12/31/2011.........  $11.56220    $11.33459      367,461
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08356    $10.28302            0
    01/01/2010 to 12/31/2010.........  $10.28302    $11.19487            0
    01/01/2011 to 12/31/2011.........  $11.19487    $11.02146            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14494    $10.29281          0
    01/01/2010 to 12/31/2010.........  $10.29281    $11.44781        885
    01/01/2011 to 12/31/2011.........  $11.44781    $10.53872          0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.07550    $12.73435          0
    01/01/2007 to 12/31/2007.........  $12.73435    $13.62815          0
    01/01/2008 to 12/31/2008.........  $13.62815    $ 7.81267          0
    01/01/2009 to 12/31/2009.........  $ 7.81267    $10.38229          0
    01/01/2010 to 12/31/2010.........  $10.38229    $10.88206          0
    01/01/2011 to 12/31/2011.........  $10.88206    $ 9.66899          0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.04913    $12.17354          0
    01/01/2007 to 12/31/2007.........  $12.17354    $11.54866          0
    01/01/2008 to 12/31/2008.........  $11.54866    $ 6.60817          0
    01/01/2009 to 12/31/2009.........  $ 6.60817    $ 7.71877          0
    01/01/2010 to 12/31/2010.........  $ 7.71877    $ 8.54237          0
    01/01/2011 to 12/31/2011.........  $ 8.54237    $ 8.00512          0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.18232    $10.63464          0
    01/01/2007 to 12/31/2007.........  $10.63464    $11.03240          0
    01/01/2008 to 12/31/2008.........  $11.03240    $ 8.28063          0
    01/01/2009 to 12/31/2009.........  $ 8.28063    $10.90085          0
    01/01/2010 to 12/31/2010.........  $10.90085    $12.09106          0
    01/01/2011 to 12/31/2011.........  $12.09106    $13.02828          0
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.12177    $11.38185          0
    01/01/2007 to 12/31/2007.........  $11.38185    $12.79579          0
    01/01/2008 to 12/31/2008.........  $12.79579    $ 7.05018          0
    01/01/2009 to 12/31/2009.........  $ 7.05018    $ 8.94686          0
    01/01/2010 to 12/31/2010.........  $ 8.94686    $10.47834          0
    01/01/2011 to 12/31/2011.........  $10.47834    $10.15451          0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.41248    $12.67817          0
    01/01/2007 to 12/31/2007.........  $12.67817    $13.56337          0
    01/01/2008 to 12/31/2008.........  $13.56337    $ 8.75586          0
    01/01/2009 to 12/31/2009.........  $ 8.75586    $11.26126          0
    01/01/2010 to 12/31/2010.........  $11.26126    $12.34035          0
    01/01/2011 to 12/31/2011.........  $12.34035    $11.69116          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.02534    $11.48567         0
    01/01/2007 to 12/31/2007.........  $11.48567    $12.92858         0
    01/01/2008 to 12/31/2008.........  $12.92858    $ 8.05364         0
    01/01/2009 to 12/31/2009.........  $ 8.05364    $ 9.79086         0
    01/01/2010 to 12/31/2010.........  $ 9.79086    $10.79966         0
    01/01/2011 to 12/31/2011.........  $10.79966    $10.49959         0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.02794    $11.51347         0
    01/01/2007 to 12/31/2007.........  $11.51347    $11.56862         0
    01/01/2008 to 12/31/2008.........  $11.56862    $ 7.00032         0
    01/01/2009 to 12/31/2009.........  $ 7.00032    $ 9.50836         0
    01/01/2010 to 12/31/2010.........  $ 9.50836    $11.49463         0
    01/01/2011 to 12/31/2011.........  $11.49463    $10.85406         0
 AST MONEY MARKET PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99935    $10.17121         0
    01/01/2007 to 12/31/2007.........  $10.17121    $10.43398         0
    01/01/2008 to 12/31/2008.........  $10.43398    $10.46036         0
    01/01/2009 to 12/31/2009.........  $10.46036    $10.25552         0
    01/01/2010 to 12/31/2010.........  $10.25552    $10.03229         0
    01/01/2011 to 12/31/2011.........  $10.03229    $ 9.81415         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.63310    $11.73524         0
    01/01/2007 to 12/31/2007.........  $11.73524    $11.83935         0
    01/01/2008 to 12/31/2008.........  $11.83935    $ 6.68549         0
    01/01/2009 to 12/31/2009.........  $ 6.68549    $ 9.19594         0
    01/01/2010 to 12/31/2010.........  $ 9.19594    $11.10141         0
    01/01/2011 to 12/31/2011.........  $11.10141    $10.58780         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02808    $10.06097         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.33643    $12.58620         0
    01/01/2007 to 12/31/2007.........  $12.58620    $15.04070         0
    01/01/2008 to 12/31/2008.........  $15.04070    $ 8.35729         0
    01/01/2009 to 12/31/2009.........  $ 8.35729    $10.60820         0
    01/01/2010 to 12/31/2010.........  $10.60820    $13.35009         0
    01/01/2011 to 12/31/2011.........  $13.35009    $13.27697         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.47605    $10.81666         0
    01/01/2007 to 12/31/2007.........  $10.81666    $12.55697         0
    01/01/2008 to 12/31/2008.........  $12.55697    $ 7.05627         0
    01/01/2009 to 12/31/2009.........  $ 7.05627    $ 8.45808         0
    01/01/2010 to 12/31/2010.........  $ 8.45808    $ 9.94865         0
    01/01/2011 to 04/29/2011.........  $ 9.94865    $11.13856         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10092    $ 5.55970             0
    01/01/2009 to 12/31/2009.........  $ 5.55970    $ 9.05407             0
    01/01/2010 to 12/31/2010.........  $ 9.05407    $10.82692             0
    01/01/2011 to 12/31/2011.........  $10.82692    $ 8.44241             0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.01081    $10.16415             0
    01/01/2007 to 12/31/2007.........  $10.16415    $10.61523             0
    01/01/2008 to 12/31/2008.........  $10.61523    $10.49732             0
    01/01/2009 to 12/31/2009.........  $10.49732    $11.31653             0
    01/01/2010 to 12/31/2010.........  $11.31653    $11.49897             0
    01/01/2011 to 12/31/2011.........  $11.49897    $11.49917             0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.97082    $10.26474             0
    01/01/2007 to 12/31/2007.........  $10.26474    $10.87171             0
    01/01/2008 to 12/31/2008.........  $10.87171    $10.39223             0
    01/01/2009 to 12/31/2009.........  $10.39223    $11.84329         1,354
    01/01/2010 to 12/31/2010.........  $11.84329    $12.47663         1,353
    01/01/2011 to 12/31/2011.........  $12.47663    $12.59042             0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.18649    $10.59390       497,956
    01/01/2007 to 12/31/2007.........  $10.59390    $11.26294     1,319,704
    01/01/2008 to 12/31/2008.........  $11.26294    $ 8.86866     1,865,612
    01/01/2009 to 12/31/2009.........  $ 8.86866    $10.41144     3,275,055
    01/01/2010 to 12/31/2010.........  $10.41144    $11.25882     2,956,420
    01/01/2011 to 12/31/2011.........  $11.25882    $11.12122     2,743,932
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01809    $10.06089             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.61055    $11.40033             0
    01/01/2007 to 12/31/2007.........  $11.40033    $11.38033             0
    01/01/2008 to 12/31/2008.........  $11.38033    $ 6.82050             0
    01/01/2009 to 12/31/2009.........  $ 6.82050    $ 8.12604             0
    01/01/2010 to 12/31/2010.........  $ 8.12604    $ 9.14329             0
    01/01/2011 to 12/31/2011.........  $ 9.14329    $ 9.25157             0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99817    $ 8.86648             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.43974    $11.01325             0
    01/01/2007 to 12/31/2007.........  $11.01325    $11.73026        99,324
    01/01/2008 to 12/31/2008.........  $11.73026    $ 8.00838        94,965
    01/01/2009 to 12/31/2009.........  $ 8.00838    $ 9.97919       203,554
    01/01/2010 to 12/31/2010.........  $ 9.97919    $10.91252       281,952
    01/01/2011 to 12/31/2011.........  $10.91252    $10.31190       487,908

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.90465    $ 9.87625             0
    01/01/2007 to 12/31/2007.........  $ 9.87625    $10.34839             0
    01/01/2008 to 12/31/2008.........  $10.34839    $ 6.57832             0
    01/01/2009 to 12/31/2009.........  $ 6.57832    $ 8.61513             0
    01/01/2010 to 12/31/2010.........  $ 8.61513    $11.49409             0
    01/01/2011 to 12/31/2011.........  $11.49409    $11.13148             0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.92633    $12.44163             0
    01/01/2007 to 12/31/2007.........  $12.44163    $11.48395             0
    01/01/2008 to 12/31/2008.........  $11.48395    $ 7.89338             0
    01/01/2009 to 12/31/2009.........  $ 7.89338    $ 9.80392             0
    01/01/2010 to 12/31/2010.........  $ 9.80392    $12.08066             0
    01/01/2011 to 12/31/2011.........  $12.08066    $11.10904             0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.67335    $11.33991        13,042
    01/01/2007 to 12/31/2007.........  $11.33991    $11.79020     1,168,970
    01/01/2008 to 12/31/2008.........  $11.79020    $ 8.53907       854,993
    01/01/2009 to 12/31/2009.........  $ 8.53907    $10.36705       868,302
    01/01/2010 to 12/31/2010.........  $10.36705    $11.30851       861,448
    01/01/2011 to 12/31/2011.........  $11.30851    $11.27944       828,168
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.98800    $12.18054             0
    01/01/2007 to 12/31/2007.........  $12.18054    $11.48624             0
    01/01/2008 to 12/31/2008.........  $11.48624    $ 6.52810             0
    01/01/2009 to 12/31/2009.........  $ 6.52810    $ 7.90362             0
    01/01/2010 to 12/31/2010.........  $ 7.90362    $ 8.75354             0
    01/01/2011 to 12/31/2011.........  $ 8.75354    $ 8.42085             0
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.51777    $ 9.77542             0
    01/01/2007 to 12/31/2007.........  $ 9.77542    $10.48123             0
    01/01/2008 to 12/31/2008.........  $10.48123    $10.00096             0
    01/01/2009 to 12/31/2009.........  $10.00096    $10.96586             0
    01/01/2010 to 12/31/2010.........  $10.96586    $11.34046             0
    01/01/2011 to 12/31/2011.........  $11.34046    $11.54872             0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.93969    $10.42785             0
    01/01/2007 to 12/31/2007.........  $10.42785    $11.03694             0
    01/01/2008 to 12/31/2008.........  $11.03694    $ 6.41495             0
    01/01/2009 to 12/31/2009.........  $ 6.41495    $ 9.62234             0
    01/01/2010 to 12/31/2010.........  $ 9.62234    $10.89854             0
    01/01/2011 to 12/31/2011.........  $10.89854    $10.47838             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.72060    $13.23998            0
    01/01/2007 to 12/31/2007.........  $13.23998    $18.19215            0
    01/01/2008 to 12/31/2008.........  $18.19215    $ 8.89797            0
    01/01/2009 to 12/31/2009.........  $ 8.89797    $12.99675            0
    01/01/2010 to 12/31/2010.........  $12.99675    $15.31064            0
    01/01/2011 to 12/31/2011.........  $15.31064    $12.74029            0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.62249    $11.30662            0
    01/01/2007 to 12/31/2007.........  $11.30662    $12.11353            0
    01/01/2008 to 12/31/2008.........  $12.11353    $ 6.83224            0
    01/01/2009 to 12/31/2009.........  $ 6.83224    $ 8.58160            0
    01/01/2010 to 12/31/2010.........  $ 8.58160    $ 9.62121            0
    01/01/2011 to 12/31/2011.........  $ 9.62121    $ 9.08459        2,223
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99817    $ 9.97260            0
    01/01/2008 to 12/31/2008.........  $ 9.97260    $ 9.24479            0
    01/01/2009 to 12/31/2009.........  $ 9.24479    $10.09286            0
    01/01/2010 to 12/31/2010.........  $10.09286    $10.64051            0
    01/01/2011 to 12/31/2011.........  $10.64051    $11.03361            0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07796    $ 6.61789       61,258
    01/01/2009 to 12/31/2009.........  $ 6.61789    $ 8.41819      104,719
    01/01/2010 to 12/31/2010.........  $ 8.41819    $ 9.07616      130,503
    01/01/2011 to 12/31/2011.........  $ 9.07616    $ 8.72845      149,496
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08884    $ 7.64224            0
    01/01/2009 to 12/31/2009.........  $ 7.64224    $ 9.08601            0
    01/01/2010 to 12/31/2010.........  $ 9.08601    $10.42895            0
    01/01/2011 to 12/31/2011.........  $10.42895    $10.90842            0
 PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008........  $10.26785    $ 7.01551            0
    01/01/2009 to 12/31/2009.........  $ 7.01551    $ 8.97465            0
    01/01/2010 to 12/31/2010.........  $ 8.97465    $10.65472            0
    01/01/2011 to 12/31/2011.........  $10.65472    $10.99375            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008........  $10.38554    $ 5.25170         0
    01/01/2009 to 12/31/2009.........  $ 5.25170    $ 5.90700         0
    01/01/2010 to 12/31/2010.........  $ 5.90700    $ 6.40853         0
    01/01/2011 to 12/31/2011.........  $ 6.40853    $ 5.40074         0
 PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008........  $10.15177    $ 8.30434         0
    01/01/2009 to 12/31/2009.........  $ 8.30434    $ 9.70984         0
    01/01/2010 to 12/31/2010.........  $ 9.70984    $ 9.76625         0
    01/01/2011 to 12/31/2011.........  $ 9.76625    $10.51768         0
 PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008........  $10.16527    $ 6.07345         0
    01/01/2009 to 12/31/2009.........  $ 6.07345    $ 7.37123         0
    01/01/2010 to 12/31/2010.........  $ 7.37123    $ 8.92120         0
    01/01/2011 to 12/31/2011.........  $ 8.92120    $ 8.56951         0
 PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11050    $ 6.69076         0
    01/01/2009 to 12/31/2009.........  $ 6.69076    $ 8.48914         0
    01/01/2010 to 12/31/2010.........  $ 8.48914    $ 9.39705         0
    01/01/2011 to 12/31/2011.........  $ 9.39705    $ 9.47832         0
 PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.24128    $ 6.24766         0
    01/01/2009 to 12/31/2009.........  $ 6.24766    $ 7.29948         0
    01/01/2010 to 12/31/2010.........  $ 7.29948    $ 8.05941         0
    01/01/2011 to 12/31/2011.........  $ 8.05941    $ 7.78165         0
 PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.07228    $ 6.17594         0
    01/01/2009 to 12/31/2009.........  $ 6.17594    $ 8.35444         0
    01/01/2010 to 12/31/2010.........  $ 8.35444    $10.49265         0
    01/01/2011 to 12/31/2011.........  $10.49265    $ 9.96515         0
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18826    $ 6.43929         0
    01/01/2009 to 12/31/2009.........  $ 6.43929    $ 8.24187         0
    01/01/2010 to 12/31/2010.........  $ 8.24187    $ 9.70911         0
    01/01/2011 to 12/31/2011.........  $ 9.70911    $ 9.12308         0
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25876    $ 5.49689         0
    01/01/2009 to 12/31/2009.........  $ 5.49689    $ 6.87569         0
    01/01/2010 to 12/31/2010.........  $ 6.87569    $ 8.38477         0
    01/01/2011 to 12/31/2011.........  $ 8.38477    $ 8.59019         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11340    $ 6.78354         0
    01/01/2009 to 12/31/2009.........  $ 6.78354    $ 8.37044         0
    01/01/2010 to 12/31/2010.........  $ 8.37044    $10.29229         0
    01/01/2011 to 12/31/2011.........  $10.29229    $10.19515         0
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22840    $ 7.15156         0
    01/01/2009 to 12/31/2009.........  $ 7.15156    $ 8.42108         0
    01/01/2010 to 12/31/2010.........  $ 8.42108    $10.05617         0
    01/01/2011 to 12/31/2011.........  $10.05617    $ 9.43173         0
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27798    $ 7.24083         0
    01/01/2009 to 12/31/2009.........  $ 7.24083    $ 7.59983         0
    01/01/2010 to 12/31/2010.........  $ 7.59983    $ 8.59861         0
    01/01/2011 to 12/31/2011.........  $ 8.59861    $ 8.56679         0
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09843    $ 7.18768         0
    01/01/2009 to 12/31/2009.........  $ 7.18768    $ 7.78417         0
    01/01/2010 to 12/31/2010.........  $ 7.78417    $ 8.06597         0
    01/01/2011 to 12/31/2011.........  $ 8.06597    $ 9.27014         0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.30%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.77136    $ 9.45889     4,634,630
    01/01/2010 to 12/31/2010.........  $ 9.45889    $10.35258     5,137,364
    01/01/2011 to 12/31/2011.........  $10.35258    $ 9.85110     4,511,499
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.78104    $ 9.61143     1,777,502
    01/01/2010 to 12/31/2010.........  $ 9.61143    $10.68319     2,019,590
    01/01/2011 to 12/31/2011.........  $10.68319    $10.45514     1,914,200
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.81667    $ 8.42035        31,911
    01/01/2010 to 12/31/2010.........  $ 8.42035    $ 9.37086        45,310
    01/01/2011 to 12/31/2011.........  $ 9.37086    $ 9.48765        45,137
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.08500    $ 9.70059     3,064,712
    01/01/2010 to 12/31/2010.........  $ 9.70059    $10.65023     3,948,773
    01/01/2011 to 12/31/2011.........  $10.65023    $10.28464     3,425,837
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99751    $ 9.12885        80,984
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.04435    $ 8.88795        22,055
    01/01/2010 to 12/31/2010.........  $ 8.88795    $ 9.76915        27,202
    01/01/2011 to 12/31/2011.........  $ 9.76915    $ 9.50286        16,188

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.58366    $ 9.28814     5,711,545
    01/01/2010 to 12/31/2010.........  $ 9.28814    $10.29386     6,530,490
    01/01/2011 to 12/31/2011.........  $10.29386    $ 9.81857     5,407,760
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.74440    $ 8.27102       539,801
    01/01/2010 to 12/31/2010.........  $ 8.27102    $ 9.24479     1,143,600
    01/01/2011 to 12/31/2011.........  $ 9.24479    $ 8.82135       769,975
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.43108    $ 8.82485       737,299
    01/01/2010 to 12/31/2010.........  $ 8.82485    $ 9.65463     1,444,005
    01/01/2011 to 12/31/2011.........  $ 9.65463    $ 9.26641     1,175,865
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.79233    $10.23905        13,457
    01/01/2010 to 12/31/2010.........  $10.23905    $12.88076        18,915
    01/01/2011 to 12/31/2011.........  $12.88076    $13.42144        29,148
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.13483    $ 9.27013        13,008
    01/01/2010 to 12/31/2010.........  $ 9.27013    $12.01118        17,888
    01/01/2011 to 12/31/2011.........  $12.01118    $10.20193        29,595
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.43009    $ 8.85972       106,110
    01/01/2010 to 12/31/2010.........  $ 8.85972    $ 9.81450       239,549
    01/01/2011 to 12/31/2011.........  $ 9.81450    $ 9.35692       186,134
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.06217    $ 8.66215       970,053
    01/01/2010 to 12/31/2010.........  $ 8.66215    $ 9.68378     1,094,089
    01/01/2011 to 12/31/2011.........  $ 9.68378    $ 9.32398       998,738
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.66739    $ 8.10732     1,532,700
    01/01/2010 to 12/31/2010.........  $ 8.10732    $ 9.43250     1,911,779
    01/01/2011 to 12/31/2011.........  $ 9.43250    $ 8.64767     1,594,603
 AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.70322    $ 8.05116        11,445
    01/01/2010 to 12/31/2010.........  $ 8.05116    $ 9.46002        24,643
    01/01/2011 to 12/31/2011.........  $ 9.46002    $ 8.78163        19,788
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.56640    $10.93431        43,192
    01/01/2010 to 12/31/2010.........  $10.93431    $11.78814        53,396
    01/01/2011 to 12/31/2011.........  $11.78814    $11.06745        52,648

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.74995    $ 8.12654        39,583
    01/01/2010 to 12/31/2010.........  $ 8.12654    $ 8.96759        72,779
    01/01/2011 to 12/31/2011.........  $ 8.96759    $ 8.28237        36,851
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.46701    $11.33587        50,108
    01/01/2010 to 12/31/2010.........  $11.33587    $13.27803        74,901
    01/01/2011 to 12/31/2011.........  $13.27803    $12.59342        48,591
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.37800    $ 9.44641        10,566
    01/01/2010 to 12/31/2010.........  $ 9.44641    $11.70578        19,745
    01/01/2011 to 12/31/2011.........  $11.70578    $11.59196        19,295
 AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.19007    $10.22092        18,211
    01/01/2010 to 12/31/2010.........  $10.22092    $11.33996        28,487
    01/01/2011 to 12/31/2011.........  $11.33996    $11.43711        24,583
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.22661    $ 8.80420       492,765
    01/01/2010 to 12/31/2010.........  $ 8.80420    $ 9.79553       752,454
    01/01/2011 to 12/31/2011.........  $ 9.79553    $ 9.52105       590,661
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.74207    $ 9.14789       502,973
    01/01/2010 to 12/31/2010.........  $ 9.14789    $ 9.97940       724,144
    01/01/2011 to 12/31/2011.........  $ 9.97940    $ 9.70594       638,997
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.05136    $ 7.90775        34,217
    01/01/2010 to 12/31/2010.........  $ 7.90775    $ 8.85072        40,087
    01/01/2011 to 12/31/2011.........  $ 8.85072    $ 7.53378        30,791
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.72862    $ 8.70312        26,080
    01/01/2010 to 12/31/2010.........  $ 8.70312    $ 9.45037        37,505
    01/01/2011 to 12/31/2011.........  $ 9.45037    $ 8.07874        25,333
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009* to 12/31/2009........  $ 9.98124    $10.83253         1,635
    01/01/2010 to 12/31/2010.........  $10.83253    $11.73376         6,091
    01/01/2011 to 12/31/2011.........  $11.73376    $12.89793     3,863,808

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.50670    $10.99024      491,443
    01/01/2010 to 12/31/2010.........  $10.99024    $11.52951      515,178
    01/01/2011 to 12/31/2011.........  $11.52951    $11.29693      465,852
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08352    $10.28234            0
    01/01/2010 to 12/31/2010.........  $10.28234    $11.18859       12,626
    01/01/2011 to 12/31/2011.........  $11.18859    $11.00994        4,099
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14490    $10.29213            0
    01/01/2010 to 12/31/2010.........  $10.29213    $11.44159        5,126
    01/01/2011 to 12/31/2011.........  $11.44159    $10.52792        6,183
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.72894    $10.35804      142,828
    01/01/2010 to 12/31/2010.........  $10.35804    $10.85122       97,893
    01/01/2011 to 12/31/2011.........  $10.85122    $ 9.63698       79,641
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.09303    $ 7.70055        7,953
    01/01/2010 to 12/31/2010.........  $ 7.70055    $ 8.51795        4,112
    01/01/2011 to 12/31/2011.........  $ 8.51795    $ 7.97841        2,793
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.04118    $10.87532       24,230
    01/01/2010 to 12/31/2010.........  $10.87532    $12.05706       31,946
    01/01/2011 to 12/31/2011.........  $12.05706    $12.98528       41,423
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.03373    $ 8.92597      155,405
    01/01/2010 to 12/31/2010.........  $ 8.92597    $10.44883       97,355
    01/01/2011 to 12/31/2011.........  $10.44883    $10.12099       82,837
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.47709    $11.23486       57,798
    01/01/2010 to 12/31/2010.........  $11.23486    $12.30530      124,310
    01/01/2011 to 12/31/2011.........  $12.30530    $11.65219       67,237
 AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.07069    $ 9.76781        7,646
    01/01/2010 to 12/31/2010.........  $ 9.76781    $10.76895       12,348
    01/01/2011 to 12/31/2011.........  $10.76895    $10.46467       14,878

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.16823    $ 9.48619        13,814
    01/01/2010 to 12/31/2010.........  $ 9.48619    $11.46229        17,737
    01/01/2011 to 12/31/2011.........  $11.46229    $10.81819         9,906
 AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.38695    $10.23676        21,842
    01/01/2010 to 12/31/2010.........  $10.23676    $10.00912        68,352
    01/01/2011 to 12/31/2011.........  $10.00912    $ 9.78655       141,326
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.78418    $ 9.17426        90,627
    01/01/2010 to 12/31/2010.........  $ 9.17426    $11.06988        85,558
    01/01/2011 to 12/31/2011.........  $11.06988    $10.55254        65,485
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02804    $10.06016           739
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.55048    $10.58299        58,714
    01/01/2010 to 12/31/2010.........  $10.58299    $13.31188       100,724
    01/01/2011 to 12/31/2011.........  $13.31188    $13.23245        11,315
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.95597    $ 8.43830        17,360
    01/01/2010 to 12/31/2010.........  $ 8.43830    $ 9.92054        18,659
    01/01/2011 to 04/29/2011.........  $ 9.92054    $11.10530             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.15570    $ 9.04757       181,323
    01/01/2010 to 12/31/2010.........  $ 9.04757    $10.81385       328,792
    01/01/2011 to 12/31/2011.........  $10.81385    $ 8.42811       104,981
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.77261    $11.29002        29,049
    01/01/2010 to 12/31/2010.........  $11.29002    $11.46655        31,539
    01/01/2011 to 12/31/2011.........  $11.46655    $11.46118        35,983
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.69261    $11.82223       353,561
    01/01/2010 to 12/31/2010.........  $11.82223    $12.44845       853,716
    01/01/2011 to 12/31/2011.........  $12.44845    $12.55575       603,368
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.98180    $10.39060     1,642,238
    01/01/2010 to 12/31/2010.........  $10.39060    $11.23093     1,684,823
    01/01/2011 to 12/31/2011.........  $11.23093    $11.08818     1,648,105

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01805    $10.06005         1,282
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.38701    $ 8.10701        36,891
    01/01/2010 to 12/31/2010.........  $ 8.10701    $ 9.11744        54,039
    01/01/2011 to 12/31/2011.........  $ 9.11744    $ 9.22101        34,037
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99813    $ 8.86352             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.11341    $ 9.95586       897,972
    01/01/2010 to 12/31/2010.........  $ 9.95586    $10.88156     1,422,432
    01/01/2011 to 12/31/2011.........  $10.88156    $10.27765     1,103,568
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.56087    $ 8.59961        59,475
    01/01/2010 to 12/31/2010.........  $ 8.59961    $11.46782        35,079
    01/01/2011 to 12/31/2011.........  $11.46782    $11.10068        27,464
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.54854    $ 9.78101         9,018
    01/01/2010 to 12/31/2010.........  $ 9.78101    $12.04659         9,707
    01/01/2011 to 12/31/2011.........  $12.04659    $11.07233         7,017
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.55844    $10.34266     1,395,565
    01/01/2010 to 12/31/2010.........  $10.34266    $11.27647     1,658,234
    01/01/2011 to 12/31/2011.........  $11.27647    $11.24209     1,517,587
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.17931    $ 7.88518       196,455
    01/01/2010 to 12/31/2010.........  $ 7.88518    $ 8.72888       165,639
    01/01/2011 to 12/31/2011.........  $ 8.72888    $ 8.39306       117,627
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.88095    $10.94031        25,100
    01/01/2010 to 12/31/2010.........  $10.94031    $11.30855        37,393
    01/01/2011 to 12/31/2011.........  $11.30855    $11.51060        33,700
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.29776    $ 9.60494       180,759
    01/01/2010 to 12/31/2010.........  $ 9.60494    $10.87354       148,566
    01/01/2011 to 12/31/2011.........  $10.87354    $10.44927        96,780

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.72209    $12.96586        34,738
    01/01/2010 to 12/31/2010.........  $12.96586    $15.26697       168,286
    01/01/2011 to 12/31/2011.........  $15.26697    $12.69771        49,337
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.75998    $ 8.56459        39,138
    01/01/2010 to 12/31/2010.........  $ 8.56459    $ 9.59753        71,363
    01/01/2011 to 12/31/2011.........  $ 9.59753    $ 9.05781        73,122
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.37401    $10.08246       174,062
    01/01/2010 to 12/31/2010.........  $10.08246    $10.62443       154,181
    01/01/2011 to 12/31/2011.........  $10.62443    $11.01173       115,301
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009.........  $ 6.61258    $ 8.41122     1,019,921
    01/01/2010 to 12/31/2010.........  $ 8.41122    $ 9.06421     1,782,273
    01/01/2011 to 12/31/2011.........  $ 9.06421    $ 8.71266     1,450,259
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.25240    $ 9.07838             0
    01/01/2010 to 12/31/2010.........  $ 9.07838    $10.41504         2,926
    01/01/2011 to 12/31/2011.........  $10.41504    $10.88855         2,649
 PROFUND VP CONSUMER SERVICES
    05/01/2009 to 12/31/2009.........  $ 7.26069    $ 8.96734             0
    01/01/2010 to 12/31/2010.........  $ 8.96734    $10.64073             0
    01/01/2011 to 12/31/2011.........  $10.64073    $10.97387             0
 PROFUND VP FINANCIALS
    05/01/2009 to 12/31/2009.........  $ 4.50852    $ 5.90194        24,910
    01/01/2010 to 12/31/2010.........  $ 5.90194    $ 6.39982        37,855
    01/01/2011 to 12/31/2011.........  $ 6.39982    $ 5.39074        19,236
 PROFUND VP HEALTH CARE
    05/01/2009 to 12/31/2009.........  $ 7.57912    $ 9.70197         6,837
    01/01/2010 to 12/31/2010.........  $ 9.70197    $ 9.75359        10,548
    01/01/2011 to 12/31/2011.........  $ 9.75359    $10.49885         7,293
 PROFUND VP INDUSTRIALS
    05/01/2009 to 12/31/2009.........  $ 5.83387    $ 7.36531             0
    01/01/2010 to 12/31/2010.........  $ 7.36531    $ 8.90963           329
    01/01/2011 to 12/31/2011.........  $ 8.90963    $ 8.55416           123

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP LARGE-CAP GROWTH
    05/01/2009 to 12/31/2009.........  $ 6.76298    $ 8.48227        7,864
    01/01/2010 to 12/31/2010.........  $ 8.48227    $ 9.38481        7,864
    01/01/2011 to 12/31/2011.........  $ 9.38481    $ 9.46136        8,198
 PROFUND VP LARGE-CAP VALUE
    05/01/2009 to 12/31/2009.........  $ 5.76999    $ 7.29354        3,825
    01/01/2010 to 12/31/2010.........  $ 7.29354    $ 8.04896        3,825
    01/01/2011 to 12/31/2011.........  $ 8.04896    $ 7.76766        8,743
 PROFUND VP MID-CAP GROWTH
    05/01/2009 to 12/31/2009.........  $ 6.59495    $ 8.34760        1,432
    01/01/2010 to 12/31/2010.........  $ 8.34760    $10.47890        5,452
    01/01/2011 to 12/31/2011.........  $10.47890    $ 9.94731        1,791
 PROFUND VP MID-CAP VALUE
    05/01/2009 to 12/31/2009.........  $ 6.40378    $ 8.23508          936
    01/01/2010 to 12/31/2010.........  $ 8.23508    $ 9.69632        5,333
    01/01/2011 to 12/31/2011.........  $ 9.69632    $ 9.10660        1,130
 PROFUND VP REAL ESTATE
    05/01/2009 to 12/31/2009.........  $ 4.71429    $ 6.86993       15,858
    01/01/2010 to 12/31/2010.........  $ 6.86993    $ 8.37375       20,426
    01/01/2011 to 12/31/2011.........  $ 8.37375    $ 8.57465       15,039
 PROFUND VP SMALL-CAP GROWTH
    05/01/2009 to 12/31/2009.........  $ 6.66105    $ 8.36346          763
    01/01/2010 to 12/31/2010.........  $ 8.36346    $10.27873        4,732
    01/01/2011 to 12/31/2011.........  $10.27873    $10.17680          688
 PROFUND VP SMALL-CAP VALUE
    05/01/2009 to 12/31/2009.........  $ 6.76374    $ 8.41420        1,322
    01/01/2010 to 12/31/2010.........  $ 8.41420    $10.04307        5,425
    01/01/2011 to 12/31/2011.........  $10.04307    $ 9.41484          385
 PROFUND VP TELECOMMUNICATIONS
    05/01/2009 to 12/31/2009.........  $ 7.00325    $ 7.59368           31
    01/01/2010 to 12/31/2010.........  $ 7.59368    $ 8.58751        2,197
    01/01/2011 to 12/31/2011.........  $ 8.58751    $ 8.55156        1,831
 PROFUND VP UTILITIES
    05/01/2009 to 12/31/2009.........  $ 6.50322    $ 7.77777           30
    01/01/2010 to 12/31/2010.........  $ 7.77777    $ 8.05537          235
    01/01/2011 to 12/31/2011.........  $ 8.05537    $ 9.25352        2,906

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV AND HD GRO (2.35%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.00339    $ 7.76927     3,045,794
    01/01/2009 to 12/31/2009.........  $ 7.76927    $ 9.43986     4,252,347
    01/01/2010 to 12/31/2010.........  $ 9.43986    $10.32669     4,627,984
    01/01/2011 to 12/31/2011.........  $10.32669    $ 9.82155     4,134,047
 AST ADVANCED STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.84353    $ 7.78052       263,677
    01/01/2009 to 12/31/2009.........  $ 7.78052    $ 9.59354     1,512,563
    01/01/2010 to 12/31/2010.........  $ 9.59354    $10.65815     1,845,579
    01/01/2011 to 12/31/2011.........  $10.65815    $10.42545     1,631,826
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.61362    $ 7.30050             0
    01/01/2009 to 12/31/2009.........  $ 7.30050    $ 8.40065         9,247
    01/01/2010 to 12/31/2010.........  $ 8.40065    $ 9.34431        11,631
    01/01/2011 to 12/31/2011.........  $ 9.34431    $ 9.45612        18,869
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.01908    $ 8.03637     1,223,367
    01/01/2009 to 12/31/2009.........  $ 8.03637    $ 9.68123     6,554,519
    01/01/2010 to 12/31/2010.........  $ 9.68123    $10.62384     7,582,411
    01/01/2011 to 12/31/2011.........  $10.62384    $10.25414     6,755,067
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99745    $ 9.12583     2,850,644
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.70935    $ 7.67442             0
    01/01/2009 to 12/31/2009.........  $ 7.67442    $ 8.86726         8,484
    01/01/2010 to 12/31/2010.........  $ 8.86726    $ 9.74163         3,574
    01/01/2011 to 12/31/2011.........  $ 9.74163    $ 9.47142         5,605

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99873    $ 9.33072             0
    01/01/2010 to 12/31/2010.........  $ 9.33072    $10.08070             0
    01/01/2011 to 12/31/2011.........  $10.08070    $10.79913             0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........  $ 9.99810    $11.97817       160,035
    01/01/2009 to 12/31/2009.........  $11.97817    $10.99506       157,323
    01/01/2010 to 12/31/2010.........  $10.99506    $11.94428        79,553
    01/01/2011 to 12/31/2011.........  $11.94428    $13.25529        38,886
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........  $ 9.99810    $12.04667        56,653
    01/01/2009 to 12/31/2009.........  $12.04667    $10.86376        55,243
    01/01/2010 to 12/31/2010.........  $10.86376    $11.82023       117,733
    01/01/2011 to 12/31/2011.........  $11.82023    $13.39413        94,375
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99873    $ 8.74446             0
    01/01/2010 to 12/31/2010.........  $ 8.74446    $ 9.55565        48,213
    01/01/2011 to 12/31/2011.........  $ 9.55565    $11.08034        13,583
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99745    $10.95270        70,632
    01/01/2011 to 12/31/2011.........  $10.95270    $12.87421        34,741
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99809    $11.96009        78,715
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.09446    $ 7.56990     2,960,461
    01/01/2009 to 12/31/2009.........  $ 7.56990    $ 9.26952     5,034,909
    01/01/2010 to 12/31/2010.........  $ 9.26952    $10.26814     6,212,739
    01/01/2011 to 12/31/2011.........  $10.26814    $ 9.78927     5,138,561
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09909    $ 6.66807         5,529
    01/01/2009 to 12/31/2009.........  $ 6.66807    $ 8.26425       543,791
    01/01/2010 to 12/31/2010.........  $ 8.26425    $ 9.23272       948,470
    01/01/2011 to 12/31/2011.........  $ 9.23272    $ 8.80549       703,756
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08091    $ 7.31419        12,428
    01/01/2009 to 12/31/2009.........  $ 7.31419    $ 8.81771     1,331,992
    01/01/2010 to 12/31/2010.........  $ 8.81771    $ 9.64205     1,541,048
    01/01/2011 to 12/31/2011.........  $ 9.64205    $ 9.24995     1,328,344

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST COHEN & STEERS REALTY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $12.51858    $ 7.92476             0
    01/01/2009 to 12/31/2009.........  $ 7.92476    $10.21482        13,319
    01/01/2010 to 12/31/2010.........  $10.21482    $12.84404        26,665
    01/01/2011 to 12/31/2011.........  $12.84404    $13.37666        16,530
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 07/18/2008.........  $ 8.78743    $ 8.56357             0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.65240    $ 7.13539             0
    01/01/2009 to 12/31/2009.........  $ 7.13539    $ 9.24860        13,291
    01/01/2010 to 12/31/2010.........  $ 9.24860    $11.97731        14,714
    01/01/2011 to 12/31/2011.........  $11.97731    $10.16820        12,507
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10342    $ 7.47374         1,927
    01/01/2009 to 12/31/2009.........  $ 7.47374    $ 8.85245       180,716
    01/01/2010 to 12/31/2010.........  $ 8.85245    $ 9.80162       264,585
    01/01/2011 to 12/31/2011.........  $ 9.80162    $ 9.34014       209,356
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.64317    $ 7.14500       102,219
    01/01/2009 to 12/31/2009.........  $ 7.14500    $ 8.64605       963,011
    01/01/2010 to 12/31/2010.........  $ 8.64605    $ 9.66094     1,503,201
    01/01/2011 to 12/31/2011.........  $ 9.66094    $ 9.29742     1,212,660
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.57155    $ 6.57477       259,185
    01/01/2009 to 12/31/2009.........  $ 6.57477    $ 8.09236     1,950,413
    01/01/2010 to 12/31/2010.........  $ 8.09236    $ 9.41046     2,836,532
    01/01/2011 to 12/31/2011.........  $ 9.41046    $ 8.62330     2,057,158
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99810    $ 7.45069         3,713
    01/01/2009 to 11/13/2009.........  $ 7.45069    $ 8.28568             0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17477    $ 6.09515             0
    01/01/2009 to 12/31/2009.........  $ 6.09515    $ 8.04541        12,087
    01/01/2010 to 12/31/2010.........  $ 8.04541    $ 9.44866        17,206
    01/01/2011 to 12/31/2011.........  $ 9.44866    $ 8.76681        15,171

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.44362    $ 7.47329             0
    01/01/2009 to 12/31/2009.........  $ 7.47329    $10.90871        50,148
    01/01/2010 to 12/31/2010.........  $10.90871    $11.75486        72,164
    01/01/2011 to 12/31/2011.........  $11.75486    $11.03082        45,755
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.13540    $ 6.96213           601
    01/01/2009 to 12/31/2009.........  $ 6.96213    $ 8.10749        15,876
    01/01/2010 to 12/31/2010.........  $ 8.10749    $ 8.94216        17,185
    01/01/2011 to 12/31/2011.........  $ 8.94216    $ 8.25493        17,348
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.49991    $ 7.36813             0
    01/01/2009 to 12/31/2009.........  $ 7.36813    $11.30917        47,164
    01/01/2010 to 12/31/2010.........  $11.30917    $13.24024        66,611
    01/01/2011 to 12/31/2011.........  $13.24024    $12.55147        39,720
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03298    $ 7.61665             0
    01/01/2009 to 12/31/2009.........  $ 7.61665    $ 9.43976         9,418
    01/01/2010 to 12/31/2010.........  $ 9.43976    $11.69193        28,045
    01/01/2011 to 12/31/2011.........  $11.69193    $11.57271        23,172
 AST HIGH YIELD PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.46961    $ 7.69933             0
    01/01/2009 to 12/31/2009.........  $ 7.69933    $10.19721        14,037
    01/01/2010 to 12/31/2010.........  $10.19721    $11.30809        29,013
    01/01/2011 to 12/31/2011.........  $11.30809    $11.39954        14,294
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11161    $ 7.10816         3,592
    01/01/2009 to 12/31/2009.........  $ 7.10816    $ 8.79688       403,988
    01/01/2010 to 12/31/2010.........  $ 8.79688    $ 9.78253       516,166
    01/01/2011 to 12/31/2011.........  $ 9.78253    $ 9.50384       395,770
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08910    $ 7.58219         2,383
    01/01/2009 to 12/31/2009.........  $ 7.58219    $ 9.14036       681,549
    01/01/2010 to 12/31/2010.........  $ 9.14036    $ 9.96633     1,076,636
    01/01/2011 to 12/31/2011.........  $ 9.96633    $ 9.68853       900,579
 AST INTERNATIONAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.94369    $ 5.97163           986
    01/01/2009 to 12/31/2009.........  $ 5.97163    $ 7.89352        29,416
    01/01/2010 to 12/31/2010.........  $ 7.89352    $ 8.83058        39,816
    01/01/2011 to 12/31/2011.........  $ 8.83058    $ 7.51292        18,018

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.11481    $ 6.81369             0
    01/01/2009 to 12/31/2009.........  $ 6.81369    $ 8.68753        20,688
    01/01/2010 to 12/31/2010.........  $ 8.68753    $ 9.42890        35,676
    01/01/2011 to 12/31/2011.........  $ 9.42890    $ 8.05644        24,833
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009* to 12/31/2009........  $ 9.98123    $10.82907             0
    01/01/2010 to 12/31/2010.........  $10.82907    $11.72425           904
    01/01/2011 to 12/31/2011.........  $11.72425    $12.88118     4,385,023
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.69592    $ 9.19703       139,590
    01/01/2009 to 12/31/2009.........  $ 9.19703    $10.96455       628,069
    01/01/2010 to 12/31/2010.........  $10.96455    $11.49692       724,178
    01/01/2011 to 12/31/2011.........  $11.49692    $11.25949       657,747
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08348    $10.28169             0
    01/01/2010 to 12/31/2010.........  $10.28169    $11.18250         6,898
    01/01/2011 to 12/31/2011.........  $11.18250    $10.99851         3,991
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14486    $10.29149         6,043
    01/01/2010 to 12/31/2010.........  $10.29149    $11.43520        41,637
    01/01/2011 to 12/31/2011.........  $11.43520    $10.51686        23,719
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $12.33802    $ 7.78368             0
    01/01/2009 to 12/31/2009.........  $ 7.78368    $10.33368        40,215
    01/01/2010 to 12/31/2010.........  $10.33368    $10.82050        80,230
    01/01/2011 to 12/31/2011.........  $10.82050    $ 9.60488        59,517
 AST LARGE-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.89007    $ 6.58358             0
    01/01/2009 to 12/31/2009.........  $ 6.58358    $ 7.68247        13,686
    01/01/2010 to 12/31/2010.........  $ 7.68247    $ 8.49390        33,680
    01/01/2011 to 12/31/2011.........  $ 8.49390    $ 7.95195        30,546
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.75531    $ 8.24992             0
    01/01/2009 to 12/31/2009.........  $ 8.24992    $10.84970        10,596
    01/01/2010 to 12/31/2010.........  $10.84970    $12.02269        13,060
    01/01/2011 to 12/31/2011.........  $12.02269    $12.94190        16,402
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.47334    $ 7.02395           561
    01/01/2009 to 12/31/2009.........  $ 7.02395    $ 8.90497        22,035
    01/01/2010 to 12/31/2010.........  $ 8.90497    $10.41910        32,195
    01/01/2011 to 12/31/2011.........  $10.41910    $10.08715        30,727

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $12.33849    $ 8.72326            0
    01/01/2009 to 12/31/2009.........  $ 8.72326    $11.20837        9,611
    01/01/2010 to 12/31/2010.........  $11.20837    $12.27036       20,031
    01/01/2011 to 12/31/2011.........  $12.27036    $11.61339       15,584
 AST MFS GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.77794    $ 8.02380            0
    01/01/2009 to 12/31/2009.........  $ 8.02380    $ 9.74490        4,945
    01/01/2010 to 12/31/2010.........  $ 9.74490    $10.73856        9,079
    01/01/2011 to 12/31/2011.........  $10.73856    $10.43001        7,440
 AST MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.67601    $ 6.97427            0
    01/01/2009 to 12/31/2009.........  $ 6.97427    $ 9.46381        8,801
    01/01/2010 to 12/31/2010.........  $ 9.46381    $11.42956       11,219
    01/01/2011 to 12/31/2011.........  $11.42956    $10.78208        8,336
 AST MONEY MARKET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.43274    $10.43309            0
    01/01/2009 to 12/31/2009.........  $10.43309    $10.21844      118,897
    01/01/2010 to 12/31/2010.........  $10.21844    $ 9.98629      116,542
    01/01/2011 to 12/31/2011.........  $ 9.98629    $ 9.75943      113,130
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.70352    $ 6.66062            0
    01/01/2009 to 12/31/2009.........  $ 6.66062    $ 9.15272       24,697
    01/01/2010 to 12/31/2010.........  $ 9.15272    $11.03847       41,087
    01/01/2011 to 12/31/2011.........  $11.03847    $10.51733       26,688
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02800    $10.05929            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $13.23005    $ 8.32629          469
    01/01/2009 to 12/31/2009.........  $ 8.32629    $10.55846        5,598
    01/01/2010 to 12/31/2010.........  $10.55846    $13.27452        7,620
    01/01/2011 to 12/31/2011.........  $13.27452    $13.18889       10,737
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.86764    $ 7.03005            0
    01/01/2009 to 12/31/2009.........  $ 7.03005    $ 8.41842        2,705
    01/01/2010 to 12/31/2010.........  $ 8.41842    $ 9.89236        3,842
    01/01/2011 to 04/29/2011.........  $ 9.89236    $11.07199            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10084    $ 5.55714           325
    01/01/2009 to 12/31/2009.........  $ 5.55714    $ 9.04108        55,402
    01/01/2010 to 12/31/2010.........  $ 9.04108    $10.80079        76,512
    01/01/2011 to 12/31/2011.........  $10.80079    $ 8.41374        50,301
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.87394    $10.45803             0
    01/01/2009 to 12/31/2009.........  $10.45803    $11.26320        17,914
    01/01/2010 to 12/31/2010.........  $11.26320    $11.43373        26,072
    01/01/2011 to 12/31/2011.........  $11.43373    $11.42279        31,043
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.13019    $10.36496         1,005
    01/01/2009 to 12/31/2009.........  $10.36496    $11.80051       466,235
    01/01/2010 to 12/31/2010.........  $11.80051    $12.41950       657,967
    01/01/2011 to 12/31/2011.........  $12.41950    $12.52048       562,150
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.99114    $ 8.84173       645,830
    01/01/2009 to 12/31/2009.........  $ 8.84173    $10.36969     3,494,528
    01/01/2010 to 12/31/2010.........  $10.36969    $11.20278     4,162,296
    01/01/2011 to 12/31/2011.........  $11.20278    $11.05498     3,947,323
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01801    $10.05918             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.43597    $ 6.79519             0
    01/01/2009 to 12/31/2009.........  $ 6.79519    $ 8.08794         2,415
    01/01/2010 to 12/31/2010.........  $ 8.08794    $ 9.09147        11,783
    01/01/2011 to 12/31/2011.........  $ 9.09147    $ 9.19011        10,286
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99809    $ 8.86065             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.04473    $ 7.97865        30,392
    01/01/2009 to 12/31/2009.........  $ 7.97865    $ 9.93257       736,844
    01/01/2010 to 12/31/2010.........  $ 9.93257    $10.85093     1,274,924
    01/01/2011 to 12/31/2011.........  $10.85093    $10.24382     1,044,460
 AST SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.25949    $ 6.56108           587
    01/01/2009 to 12/31/2009.........  $ 6.56108    $ 8.58389         7,475
    01/01/2010 to 12/31/2010.........  $ 8.58389    $11.44129        13,593
    01/01/2011 to 12/31/2011.........  $11.44129    $11.06953        14,395

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.65428    $ 7.86404             0
    01/01/2009 to 12/31/2009.........  $ 7.86404    $ 9.75803         8,423
    01/01/2010 to 12/31/2010.........  $ 9.75803    $12.01245        13,701
    01/01/2011 to 12/31/2011.........  $12.01245    $11.03554        11,981
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.20378    $ 8.50729        82,881
    01/01/2009 to 12/31/2009.........  $ 8.50729    $10.31836       713,198
    01/01/2010 to 12/31/2010.........  $10.31836    $11.24440     1,121,419
    01/01/2011 to 12/31/2011.........  $11.24440    $11.20462       974,269
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.67952    $ 6.50390             0
    01/01/2009 to 12/31/2009.........  $ 6.50390    $ 7.86669        41,306
    01/01/2010 to 12/31/2010.........  $ 7.86669    $ 8.70417        66,947
    01/01/2011 to 12/31/2011.........  $ 8.70417    $ 8.36524        46,033
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.69588    $ 9.96399           272
    01/01/2009 to 12/31/2009.........  $ 9.96399    $10.91472        29,565
    01/01/2010 to 12/31/2010.........  $10.91472    $11.27667        44,913
    01/01/2011 to 12/31/2011.........  $11.27667    $11.47253        44,268
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.82814    $ 6.39820             0
    01/01/2009 to 12/31/2009.........  $ 6.39820    $ 9.58786        32,361
    01/01/2010 to 12/31/2010.........  $ 9.58786    $10.84896        54,510
    01/01/2011 to 12/31/2011.........  $10.84896    $10.42050        32,934
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $16.32873    $ 8.86480             0
    01/01/2009 to 12/31/2009.........  $ 8.86480    $12.93549        73,664
    01/01/2010 to 12/31/2010.........  $12.93549    $15.22376       126,830
    01/01/2011 to 12/31/2011.........  $15.22376    $12.65564        97,965
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.96596    $ 6.81165         1,859
    01/01/2009 to 12/31/2009.........  $ 6.81165    $ 8.54740       170,491
    01/01/2010 to 12/31/2010.........  $ 8.54740    $ 9.57358       155,762
    01/01/2011 to 12/31/2011.........  $ 9.57358    $ 9.03083       134,788
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.22244    $ 9.23456             0
    01/01/2009 to 12/31/2009.........  $ 9.23456    $10.07192        80,753
    01/01/2010 to 12/31/2010.........  $10.07192    $10.60805       137,974
    01/01/2011 to 12/31/2011.........  $10.60805    $10.98935       114,585

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07793    $ 6.61353         6,369
    01/01/2009 to 12/31/2009.........  $ 6.61353    $ 8.40437       632,509
    01/01/2010 to 12/31/2010.........  $ 8.40437    $ 9.05230     1,162,191
    01/01/2011 to 12/31/2011.........  $ 9.05230    $ 8.69706       814,628
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08881    $ 7.63721             0
    01/01/2009 to 12/31/2009.........  $ 7.63721    $ 9.07106             0
    01/01/2010 to 12/31/2010.........  $ 9.07106    $10.40165             0
    01/01/2011 to 12/31/2011.........  $10.40165    $10.86923             0
 PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008........  $10.26782    $ 7.01089           291
    01/01/2009 to 12/31/2009.........  $ 7.01089    $ 8.95999             0
    01/01/2010 to 12/31/2010.........  $ 8.95999    $10.62684             0
    01/01/2011 to 12/31/2011.........  $10.62684    $10.95424             0
 PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008........  $10.38552    $ 5.24829             0
    01/01/2009 to 12/31/2009.........  $ 5.24829    $ 5.89726             0
    01/01/2010 to 12/31/2010.........  $ 5.89726    $ 6.39174             0
    01/01/2011 to 12/31/2011.........  $ 6.39174    $ 5.38135             0
 PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008........  $10.15174    $ 8.29892           276
    01/01/2009 to 12/31/2009.........  $ 8.29892    $ 9.69400             0
    01/01/2010 to 12/31/2010.........  $ 9.69400    $ 9.74078             0
    01/01/2011 to 12/31/2011.........  $ 9.74078    $10.48002             0
 PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008........  $10.16525    $ 6.06953           319
    01/01/2009 to 12/31/2009.........  $ 6.06953    $ 7.35928             0
    01/01/2010 to 12/31/2010.........  $ 7.35928    $ 8.89801             0
    01/01/2011 to 12/31/2011.........  $ 8.89801    $ 8.53881             0
 PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11048    $ 6.68634             0
    01/01/2009 to 12/31/2009.........  $ 6.68634    $ 8.47530             0
    01/01/2010 to 12/31/2010.........  $ 8.47530    $ 9.37259             0
    01/01/2011 to 12/31/2011.........  $ 9.37259    $ 9.44438             0
 PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.24125    $ 6.24347             0
    01/01/2009 to 12/31/2009.........  $ 6.24347    $ 7.28739             0
    01/01/2010 to 12/31/2010.........  $ 7.28739    $ 8.03823             0
    01/01/2011 to 12/31/2011.........  $ 8.03823    $ 7.75349             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.07225    $ 6.17185          0
    01/01/2009 to 12/31/2009.........  $ 6.17185    $ 8.34071          0
    01/01/2010 to 12/31/2010.........  $ 8.34071    $10.46522          0
    01/01/2011 to 12/31/2011.........  $10.46522    $ 9.92945          0
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18823    $ 6.43513          0
    01/01/2009 to 12/31/2009.........  $ 6.43513    $ 8.22837          0
    01/01/2010 to 12/31/2010.........  $ 8.22837    $ 9.68372          0
    01/01/2011 to 12/31/2011.........  $ 9.68372    $ 9.09046          0
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25873    $ 5.49330          0
    01/01/2009 to 12/31/2009.........  $ 5.49330    $ 6.86444          0
    01/01/2010 to 12/31/2010.........  $ 6.86444    $ 8.36296          0
    01/01/2011 to 12/31/2011.........  $ 8.36296    $ 8.55948          0
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11338    $ 6.77909          0
    01/01/2009 to 12/31/2009.........  $ 6.77909    $ 8.35679          0
    01/01/2010 to 12/31/2010.........  $ 8.35679    $10.26535          0
    01/01/2011 to 12/31/2011.........  $10.26535    $10.15857          0
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22837    $ 7.14678          0
    01/01/2009 to 12/31/2009.........  $ 7.14678    $ 8.40716          0
    01/01/2010 to 12/31/2010.........  $ 8.40716    $10.02984          0
    01/01/2011 to 12/31/2011.........  $10.02984    $ 9.39785          0
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27795    $ 7.23615        317
    01/01/2009 to 12/31/2009.........  $ 7.23615    $ 7.58749          0
    01/01/2010 to 12/31/2010.........  $ 7.58749    $ 8.57621          0
    01/01/2011 to 12/31/2011.........  $ 8.57621    $ 8.53611          0
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09840    $ 7.18288          0
    01/01/2009 to 12/31/2009.........  $ 7.18288    $ 7.77133          0
    01/01/2010 to 12/31/2010.........  $ 7.77133    $ 8.04473          0
    01/01/2011 to 12/31/2011.........  $ 8.04473    $ 9.23675          0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT, AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
 (2.60%) OR LIFETIME FIVE INCOME BENEFIT AND HIGHEST DAILY VALUE DEATH BENEFIT
                 (2.60%) OR HD GRO 60 BPS AND COMBO DB (2.60%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.37006    $10.90518     4,050,210
    01/01/2007 to 12/31/2007.........  $10.90518    $11.60597     7,210,180
    01/01/2008 to 12/31/2008.........  $11.60597    $ 7.71102     5,632,286
    01/01/2009 to 12/31/2009.........  $ 7.71102    $ 9.34622     5,340,354
    01/01/2010 to 12/31/2010.........  $ 9.34622    $10.19937     4,966,744
    01/01/2011 to 12/31/2011.........  $10.19937    $ 9.67688     4,542,358
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.13788    $10.58428     1,368,561
    01/01/2007 to 12/31/2007.........  $10.58428    $11.29528     3,903,585
    01/01/2008 to 12/31/2008.........  $11.29528    $ 7.72769     2,554,033
    01/01/2009 to 12/31/2009.........  $ 7.72769    $ 9.50522     2,631,431
    01/01/2010 to 12/31/2010.........  $ 9.50522    $10.53429     2,558,787
    01/01/2011 to 12/31/2011.........  $10.53429    $10.27926     2,262,521
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.64251    $11.68252             0
    01/01/2007 to 12/31/2007.........  $11.68252    $11.37272             0
    01/01/2008 to 12/31/2008.........  $11.37272    $ 7.23288             0
    01/01/2009 to 12/31/2009.........  $ 7.23288    $ 8.30244             0
    01/01/2010 to 12/31/2010.........  $ 8.30244    $ 9.21255             0
    01/01/2011 to 12/31/2011.........  $ 9.21255    $ 9.30016             0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.32057    $10.79817       782,409
    01/01/2007 to 12/31/2007.........  $10.79817    $11.47812     1,946,525
    01/01/2008 to 12/31/2008.........  $11.47812    $ 7.97618     1,971,294
    01/01/2009 to 12/31/2009.........  $ 7.97618    $ 9.58516     3,810,794
    01/01/2010 to 12/31/2010.........  $ 9.58516    $10.49278     3,664,363
    01/01/2011 to 12/31/2011.........  $10.49278    $10.10302     3,318,645

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99719    $ 9.11083      2,474,475
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.46311    $12.61910              0
    01/01/2007 to 12/31/2007.........  $12.61910    $12.44257              0
    01/01/2008 to 12/31/2008.........  $12.44257    $ 7.60334              0
    01/01/2009 to 12/31/2009.........  $ 7.60334    $ 8.76382              0
    01/01/2010 to 12/31/2010.........  $ 8.76382    $ 9.60457              0
    01/01/2011 to 12/31/2011.........  $ 9.60457    $ 9.31537              0
 AST BOND PORTFOLIO 2016
    05/01/2009* to 12/31/2009........  $ 9.93807    $ 9.57833              0
    01/01/2010 to 12/31/2010.........  $ 9.57833    $10.32295              0
    01/01/2011 to 12/31/2011.........  $10.32295    $11.03170              0
 AST BOND PORTFOLIO 2018
    05/01/2009* to 12/31/2009........  $ 9.92250    $ 9.64411              0
    01/01/2010 to 12/31/2010.........  $ 9.64411    $10.45117              0
    01/01/2011 to 12/31/2011.........  $10.45117    $11.57013              0
 AST BOND PORTFOLIO 2019
    05/01/2009* to 12/31/2009........  $ 9.90528    $ 9.54520              0
    01/01/2010 to 12/31/2010.........  $ 9.54520    $10.36029              0
    01/01/2011 to 12/31/2011.........  $10.36029    $11.71117              0
 AST BOND PORTFOLIO 2020
    05/01/2009* to 12/31/2009........  $ 9.88399    $ 9.22108              0
    01/01/2010 to 12/31/2010.........  $ 9.22108    $10.05194              0
    01/01/2011 to 12/31/2011.........  $10.05194    $11.62746              0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99719    $10.92600              0
    01/01/2011 to 12/31/2011.........  $10.92600    $12.81152          5,925
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99789    $11.93089              0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.48881    $11.08024      6,134,343
    01/01/2007 to 12/31/2007.........  $11.08024    $11.84864     12,899,751
    01/01/2008 to 12/31/2008.........  $11.84864    $ 7.51325      9,444,127
    01/01/2009 to 12/31/2009.........  $ 7.51325    $ 9.17773      9,157,397
    01/01/2010 to 12/31/2010.........  $ 9.17773    $10.14170      8,749,377
    01/01/2011 to 12/31/2011.........  $10.14170    $ 9.64514      7,858,699

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09903    $ 6.65711        37,764
    01/01/2009 to 12/31/2009.........  $ 6.65711    $ 8.23055       159,840
    01/01/2010 to 12/31/2010.........  $ 8.23055    $ 9.17263       141,896
    01/01/2011 to 12/31/2011.........  $ 9.17263    $ 8.72704       202,628
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08085    $ 7.30220        24,715
    01/01/2009 to 12/31/2009.........  $ 7.30220    $ 8.78175        30,211
    01/01/2010 to 12/31/2010.........  $ 8.78175    $ 9.57936        61,002
    01/01/2011 to 12/31/2011.........  $ 9.57936    $ 9.16732        75,383
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.04797    $15.89804             0
    01/01/2007 to 12/31/2007.........  $15.89804    $12.40393             0
    01/01/2008 to 12/31/2008.........  $12.40393    $ 7.85144             0
    01/01/2009 to 12/31/2009.........  $ 7.85144    $10.09561             0
    01/01/2010 to 12/31/2010.........  $10.09561    $12.66314             0
    01/01/2011 to 12/31/2011.........  $12.66314    $13.15625             0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.16544    $11.62528             0
    01/01/2007 to 12/31/2007.........  $11.62528    $ 9.31608             0
    01/01/2008 to 07/18/2008.........  $ 9.31608    $ 8.49360             0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.10235    $11.97093             0
    01/01/2007 to 12/31/2007.........  $11.97093    $12.97394             0
    01/01/2008 to 12/31/2008.........  $12.97394    $ 7.06930             0
    01/01/2009 to 12/31/2009.........  $ 7.06930    $ 9.14063             0
    01/01/2010 to 12/31/2010.........  $ 9.14063    $11.80880             0
    01/01/2011 to 12/31/2011.........  $11.80880    $10.00072             0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10336    $ 7.46143         2,119
    01/01/2009 to 12/31/2009.........  $ 7.46143    $ 8.81630         5,240
    01/01/2010 to 12/31/2010.........  $ 8.81630    $ 9.73785         6,040
    01/01/2011 to 12/31/2011.........  $ 9.73785    $ 9.25684         7,511
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.03818    $10.50581       457,279
    01/01/2007 to 12/31/2007.........  $10.50581    $11.11430     1,405,209
    01/01/2008 to 12/31/2008.........  $11.11430    $ 7.09646       920,707
    01/01/2009 to 12/31/2009.........  $ 7.09646    $ 8.56628       920,292
    01/01/2010 to 12/31/2010.........  $ 8.56628    $ 9.54845       925,413
    01/01/2011 to 12/31/2011.........  $ 9.54845    $ 9.16683       794,303

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.15781    $10.40773       619,984
    01/01/2007 to 12/31/2007.........  $10.40773    $11.30062     2,237,900
    01/01/2008 to 12/31/2008.........  $11.30062    $ 6.53007     1,392,225
    01/01/2009 to 12/31/2009.........  $ 6.53007    $ 8.01775     1,343,948
    01/01/2010 to 12/31/2010.........  $ 8.01775    $ 9.30092     1,383,564
    01/01/2011 to 12/31/2011.........  $ 9.30092    $ 8.50216     1,277,373
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99790    $ 7.44243             0
    01/01/2009 to 11/13/2009.........  $ 7.44243    $ 8.25890             0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17457    $ 6.08835             0
    01/01/2009 to 12/31/2009.........  $ 6.08835    $ 8.01690             0
    01/01/2010 to 12/31/2010.........  $ 8.01690    $ 9.39223             0
    01/01/2011 to 12/31/2011.........  $ 9.39223    $ 8.69329             0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.15968    $11.44914             0
    01/01/2007 to 12/31/2007.........  $11.44914    $12.71869             0
    01/01/2008 to 12/31/2008.........  $12.71869    $ 7.40406             0
    01/01/2009 to 12/31/2009.........  $ 7.40406    $10.78133             0
    01/01/2010 to 12/31/2010.........  $10.78133    $11.58925             0
    01/01/2011 to 12/31/2011.........  $11.58925    $10.84892             0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.57528    $11.64751             0
    01/01/2007 to 12/31/2007.........  $11.64751    $11.93286             0
    01/01/2008 to 12/31/2008.........  $11.93286    $ 6.89760             0
    01/01/2009 to 12/31/2009.........  $ 6.89760    $ 8.01280             0
    01/01/2010 to 12/31/2010.........  $ 8.01280    $ 8.81621             0
    01/01/2011 to 12/31/2011.........  $ 8.81621    $ 8.11882             0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.04131    $10.87698             0
    01/01/2007 to 12/31/2007.........  $10.87698    $12.65087             0
    01/01/2008 to 12/31/2008.........  $12.65087    $ 7.30001             0
    01/01/2009 to 12/31/2009.........  $ 7.30001    $11.17735             0
    01/01/2010 to 12/31/2010.........  $11.17735    $13.05398             0
    01/01/2011 to 12/31/2011.........  $13.05398    $12.34479             0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03278    $ 7.60811             0
    01/01/2009 to 12/31/2009.........  $ 7.60811    $ 9.40612             0
    01/01/2010 to 12/31/2010.........  $ 9.40612    $11.62192             0
    01/01/2011 to 12/31/2011.........  $11.62192    $11.47536             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.01816    $10.52499            0
    01/01/2007 to 12/31/2007.........  $10.52499    $10.51148            0
    01/01/2008 to 12/31/2008.........  $10.51148    $ 7.62797            0
    01/01/2009 to 12/31/2009.........  $ 7.62797    $10.07794            0
    01/01/2010 to 12/31/2010.........  $10.07794    $11.14859            0
    01/01/2011 to 12/31/2011.........  $11.14859    $11.21128            0
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11154    $ 7.09658        6,196
    01/01/2009 to 12/31/2009.........  $ 7.09658    $ 8.76123       16,564
    01/01/2010 to 12/31/2010.........  $ 8.76123    $ 9.71916       15,006
    01/01/2011 to 12/31/2011.........  $ 9.71916    $ 9.41929       17,541
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08903    $ 7.56981       39,342
    01/01/2009 to 12/31/2009.........  $ 7.56981    $ 9.10315       88,021
    01/01/2010 to 12/31/2010.........  $ 9.10315    $ 9.90141       96,984
    01/01/2011 to 12/31/2011.........  $ 9.90141    $ 9.60198       96,529
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99141    $10.54240            0
    01/01/2007 to 12/31/2007.........  $10.54240    $12.23128            0
    01/01/2008 to 12/31/2008.........  $12.23128    $ 5.93261            0
    01/01/2009 to 12/31/2009.........  $ 5.93261    $ 7.82281            0
    01/01/2010 to 12/31/2010.........  $ 7.82281    $ 8.73008            0
    01/01/2011 to 12/31/2011.........  $ 8.73008    $ 7.40935            0
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2006* to 12/31/2006........  $10.00956    $10.80400            0
    01/01/2007 to 12/31/2007.........  $10.80400    $12.40342            0
    01/01/2008 to 12/31/2008.........  $12.40342    $ 6.76920            0
    01/01/2009 to 12/31/2009.........  $ 6.76920    $ 8.60978            0
    01/01/2010 to 12/31/2010.........  $ 8.60978    $ 9.32176            0
    01/01/2011 to 12/31/2011.........  $ 9.32176    $ 7.94553            0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.86707    $11.42284            0
    01/01/2007 to 12/31/2007.........  $11.42284    $11.34807      172,983
    01/01/2008 to 12/31/2008.........  $11.34807    $ 9.11199      187,392
    01/01/2009 to 12/31/2009.........  $ 9.11199    $10.83664      228,004
    01/01/2010 to 12/31/2010.........  $10.83664    $11.33516      220,597
    01/01/2011 to 12/31/2011.........  $11.33516    $11.07413      196,417
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08328    $10.27840            0
    01/01/2010 to 12/31/2010.........  $10.27840    $11.15165            0
    01/01/2011 to 12/31/2011.........  $11.15165    $10.94139            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14466    $10.28818         0
    01/01/2010 to 12/31/2010.........  $10.28818    $11.40383         0
    01/01/2011 to 12/31/2011.........  $11.40383    $10.46250         0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.02854    $12.65607         0
    01/01/2007 to 12/31/2007.........  $12.65607    $13.49800         0
    01/01/2008 to 12/31/2008.........  $13.49800    $ 7.71162         0
    01/01/2009 to 12/31/2009.........  $ 7.71162    $10.21306         0
    01/01/2010 to 12/31/2010.........  $10.21306    $10.66809         0
    01/01/2011 to 12/31/2011.........  $10.66809    $ 9.44664         0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.00615    $12.09868         0
    01/01/2007 to 12/31/2007.........  $12.09868    $11.43824         0
    01/01/2008 to 12/31/2008.........  $11.43824    $ 6.52259         0
    01/01/2009 to 12/31/2009.........  $ 6.52259    $ 7.59276         0
    01/01/2010 to 12/31/2010.........  $ 7.59276    $ 8.37420         0
    01/01/2011 to 12/31/2011.........  $ 8.37420    $ 7.82078         0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.14267    $10.56925         0
    01/01/2007 to 12/31/2007.........  $10.56925    $10.92701         0
    01/01/2008 to 12/31/2008.........  $10.92701    $ 8.17355         0
    01/01/2009 to 12/31/2009.........  $ 8.17355    $10.72296         0
    01/01/2010 to 12/31/2010.........  $10.72296    $11.85333         0
    01/01/2011 to 12/31/2011.........  $11.85333    $12.72863         0
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.07842    $11.31183         0
    01/01/2007 to 12/31/2007.........  $11.31183    $12.67336         0
    01/01/2008 to 12/31/2008.........  $12.67336    $ 6.95886         0
    01/01/2009 to 12/31/2009.........  $ 6.95886    $ 8.80096         0
    01/01/2010 to 12/31/2010.........  $ 8.80096    $10.27233         0
    01/01/2011 to 12/31/2011.........  $10.27233    $ 9.92091         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.36813    $12.60029         0
    01/01/2007 to 12/31/2007.........  $12.60029    $13.43376         0
    01/01/2008 to 12/31/2008.........  $13.43376    $ 8.64258         0
    01/01/2009 to 12/31/2009.........  $ 8.64258    $11.07773         0
    01/01/2010 to 12/31/2010.........  $11.07773    $12.09781         0
    01/01/2011 to 12/31/2011.........  $12.09781    $11.42220         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.98250    $11.41513         0
    01/01/2007 to 12/31/2007.........  $11.41513    $12.80513         0
    01/01/2008 to 12/31/2008.........  $12.80513    $ 7.94948         0
    01/01/2009 to 12/31/2009.........  $ 7.94948    $ 9.63119         0
    01/01/2010 to 12/31/2010.........  $ 9.63119    $10.58722         0
    01/01/2011 to 12/31/2011.........  $10.58722    $10.25797         0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.98514    $11.44280         0
    01/01/2007 to 12/31/2007.........  $11.44280    $11.45816         0
    01/01/2008 to 12/31/2008.........  $11.45816    $ 6.90971         0
    01/01/2009 to 12/31/2009.........  $ 6.90971    $ 9.35340         0
    01/01/2010 to 12/31/2010.........  $ 9.35340    $11.26882         0
    01/01/2011 to 12/31/2011.........  $11.26882    $10.60452         0
 AST MONEY MARKET PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99907    $10.14778         0
    01/01/2007 to 12/31/2007.........  $10.14778    $10.37423         0
    01/01/2008 to 12/31/2008.........  $10.37423    $10.36497         0
    01/01/2009 to 12/31/2009.........  $10.36497    $10.12714         0
    01/01/2010 to 12/31/2010.........  $10.12714    $ 9.87290         0
    01/01/2011 to 12/31/2011.........  $ 9.87290    $ 9.62525         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.58777    $11.66305         0
    01/01/2007 to 12/31/2007.........  $11.66305    $11.72616         0
    01/01/2008 to 12/31/2008.........  $11.72616    $ 6.59897         0
    01/01/2009 to 12/31/2009.........  $ 6.59897    $ 9.04576         0
    01/01/2010 to 12/31/2010.........  $ 9.04576    $10.88298         0
    01/01/2011 to 12/31/2011.........  $10.88298    $10.34401         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02780    $10.05508         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.28836    $12.50869         0
    01/01/2007 to 12/31/2007.........  $12.50869    $14.89685         0
    01/01/2008 to 12/31/2008.........  $14.89685    $ 8.24901         0
    01/01/2009 to 12/31/2009.........  $ 8.24901    $10.43501         0
    01/01/2010 to 12/31/2010.........  $10.43501    $13.08739         0
    01/01/2011 to 12/31/2011.........  $13.08739    $12.97147         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.43147    $10.75030         0
    01/01/2007 to 12/31/2007.........  $10.75030    $12.43714         0
    01/01/2008 to 12/31/2008.........  $12.43714    $ 6.96509         0
    01/01/2009 to 12/31/2009.........  $ 6.96509    $ 8.32028         0
    01/01/2010 to 12/31/2010.........  $ 8.32028    $ 9.75334         0
    01/01/2011 to 04/29/2011.........  $ 9.75334    $10.90778         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10064    $ 5.55106             0
    01/01/2009 to 12/31/2009.........  $ 5.55106    $ 9.00901             0
    01/01/2010 to 12/31/2010.........  $ 9.00901    $10.73627             0
    01/01/2011 to 12/31/2011.........  $10.73627    $ 8.34306             0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97191    $10.10175             0
    01/01/2007 to 12/31/2007.........  $10.10175    $10.51371             0
    01/01/2008 to 12/31/2008.........  $10.51371    $10.36152             0
    01/01/2009 to 12/31/2009.........  $10.36152    $11.13203             0
    01/01/2010 to 12/31/2010.........  $11.13203    $11.27296             0
    01/01/2011 to 12/31/2011.........  $11.27296    $11.23479             0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.97054    $10.24133             0
    01/01/2007 to 12/31/2007.........  $10.24133    $10.80967             0
    01/01/2008 to 12/31/2008.........  $10.80967    $10.29762             0
    01/01/2009 to 12/31/2009.........  $10.29762    $11.69541             0
    01/01/2010 to 12/31/2010.........  $11.69541    $12.27880             0
    01/01/2011 to 12/31/2011.........  $12.27880    $12.34857             0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.17217    $10.55495       166,747
    01/01/2007 to 12/31/2007.........  $10.55495    $11.18302       772,514
    01/01/2008 to 12/31/2008.........  $11.18302    $ 8.77568     1,265,705
    01/01/2009 to 12/31/2009.........  $ 8.77568    $10.26727     1,754,810
    01/01/2010 to 12/31/2010.........  $10.26727    $11.06512     1,778,982
    01/01/2011 to 12/31/2011.........  $11.06512    $10.89260     1,733,599
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01781    $10.05496             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.56932    $11.33031             0
    01/01/2007 to 12/31/2007.........  $11.33031    $11.27163             0
    01/01/2008 to 12/31/2008.........  $11.27163    $ 6.73222             0
    01/01/2009 to 12/31/2009.........  $ 6.73222    $ 7.99353             0
    01/01/2010 to 12/31/2010.........  $ 7.99353    $ 8.96355             0
    01/01/2011 to 12/31/2011.........  $ 8.96355    $ 9.03879             0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99789    $ 8.84605             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.39907    $10.94561             0
    01/01/2007 to 12/31/2007.........  $10.94561    $11.61823       113,579
    01/01/2008 to 12/31/2008.........  $11.61823    $ 7.90477        72,457
    01/01/2009 to 12/31/2009.........  $ 7.90477    $ 9.81658       227,919
    01/01/2010 to 12/31/2010.........  $ 9.81658    $10.69791       150,752
    01/01/2011 to 12/31/2011.........  $10.69791    $10.07466       254,988

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.90437    $ 9.85358             0
    01/01/2007 to 12/31/2007.........  $ 9.85358    $10.28924             0
    01/01/2008 to 12/31/2008.........  $10.28924    $ 6.51838             0
    01/01/2009 to 12/31/2009.........  $ 6.51838    $ 8.50739             0
    01/01/2010 to 12/31/2010.........  $ 8.50739    $11.31160             0
    01/01/2011 to 12/31/2011.........  $11.31160    $10.91739             0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.88000    $12.36528             0
    01/01/2007 to 12/31/2007.........  $12.36528    $11.37429             0
    01/01/2008 to 12/31/2008.........  $11.37429    $ 7.79129             0
    01/01/2009 to 12/31/2009.........  $ 7.79129    $ 9.64417             0
    01/01/2010 to 12/31/2010.........  $ 9.64417    $11.84338             0
    01/01/2011 to 12/31/2011.........  $11.84338    $10.85372             0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.63175    $11.27006        29,105
    01/01/2007 to 12/31/2007.........  $11.27006    $11.67732     1,552,226
    01/01/2008 to 12/31/2008.........  $11.67732    $ 8.42839       933,340
    01/01/2009 to 12/31/2009.........  $ 8.42839    $10.19780     1,030,357
    01/01/2010 to 12/31/2010.........  $10.19780    $11.08597     1,003,773
    01/01/2011 to 12/31/2011.........  $11.08597    $11.01988       905,933
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.94536    $12.10594             0
    01/01/2007 to 12/31/2007.........  $12.10594    $11.37667             0
    01/01/2008 to 12/31/2008.........  $11.37667    $ 6.44374             0
    01/01/2009 to 12/31/2009.........  $ 6.44374    $ 7.77499             0
    01/01/2010 to 12/31/2010.........  $ 7.77499    $ 8.58166             0
    01/01/2011 to 12/31/2011.........  $ 8.58166    $ 8.22731             0
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.48076    $ 9.71544             0
    01/01/2007 to 12/31/2007.........  $ 9.71544    $10.38123             0
    01/01/2008 to 12/31/2008.........  $10.38123    $ 9.87172             0
    01/01/2009 to 12/31/2009.........  $ 9.87172    $10.78731             0
    01/01/2010 to 12/31/2010.........  $10.78731    $11.11776             0
    01/01/2011 to 12/31/2011.........  $11.11776    $11.28339             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.93941    $10.40395            0
    01/01/2007 to 12/31/2007.........  $10.40395    $10.97374            0
    01/01/2008 to 12/31/2008.........  $10.97374    $ 6.35637            0
    01/01/2009 to 12/31/2009.........  $ 6.35637    $ 9.50196            0
    01/01/2010 to 12/31/2010.........  $ 9.50196    $10.72546            0
    01/01/2011 to 12/31/2011.........  $10.72546    $10.27681            0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.66737    $13.15868            0
    01/01/2007 to 12/31/2007.........  $13.15868    $18.01835            0
    01/01/2008 to 12/31/2008.........  $18.01835    $ 8.78274            0
    01/01/2009 to 12/31/2009.........  $ 8.78274    $12.78441            0
    01/01/2010 to 12/31/2010.........  $12.78441    $15.00925            0
    01/01/2011 to 12/31/2011.........  $15.00925    $12.44682            0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.60755    $11.26518            0
    01/01/2007 to 12/31/2007.........  $11.26518    $12.02763            0
    01/01/2008 to 12/31/2008.........  $12.02763    $ 6.76059            0
    01/01/2009 to 12/31/2009.........  $ 6.76059    $ 8.46271            0
    01/01/2010 to 12/31/2010.........  $ 8.46271    $ 9.45557            0
    01/01/2011 to 12/31/2011.........  $ 9.45557    $ 8.89776       13,740
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99789    $ 9.96843            0
    01/01/2008 to 12/31/2008.........  $ 9.96843    $ 9.20943            0
    01/01/2009 to 12/31/2009.........  $ 9.20943    $10.02000            0
    01/01/2010 to 12/31/2010.........  $10.02000    $10.52764            0
    01/01/2011 to 12/31/2011.........  $10.52764    $10.87967            0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07786    $ 6.60266        8,993
    01/01/2009 to 12/31/2009.........  $ 6.60266    $ 8.37009       16,855
    01/01/2010 to 12/31/2010.........  $ 8.37009    $ 8.99346       28,325
    01/01/2011 to 12/31/2011.........  $ 8.99346    $ 8.61933       42,650
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08874    $ 7.62474            0
    01/01/2009 to 12/31/2009.........  $ 7.62474    $ 9.03424            0
    01/01/2010 to 12/31/2010.........  $ 9.03424    $10.33411            0
    01/01/2011 to 12/31/2011.........  $10.33411    $10.77243            0
 PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008........  $10.26776    $ 6.99943            0
    01/01/2009 to 12/31/2009.........  $ 6.99943    $ 8.92347            0
    01/01/2010 to 12/31/2010.........  $ 8.92347    $10.55787            0
    01/01/2011 to 12/31/2011.........  $10.55787    $10.85662            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008........  $10.38545    $ 5.23966         0
    01/01/2009 to 12/31/2009.........  $ 5.23966    $ 5.87327         0
    01/01/2010 to 12/31/2010.........  $ 5.87327    $ 6.35017         0
    01/01/2011 to 12/31/2011.........  $ 6.35017    $ 5.33326         0
 PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008........  $10.15167    $ 8.28538         0
    01/01/2009 to 12/31/2009.........  $ 8.28538    $ 9.65467         0
    01/01/2010 to 12/31/2010.........  $ 9.65467    $ 9.67767         0
    01/01/2011 to 12/31/2011.........  $ 9.67767    $10.38680         0
 PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008........  $10.16518    $ 6.05952         0
    01/01/2009 to 12/31/2009.........  $ 6.05952    $ 7.32920         0
    01/01/2010 to 12/31/2010.........  $ 7.32920    $ 8.84011         0
    01/01/2011 to 12/31/2011.........  $ 8.84011    $ 8.46264         0
 PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11041    $ 6.67544         0
    01/01/2009 to 12/31/2009.........  $ 6.67544    $ 8.44082         0
    01/01/2010 to 12/31/2010.........  $ 8.44082    $ 9.31162         0
    01/01/2011 to 12/31/2011.........  $ 9.31162    $ 9.36011         0
 PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.24119    $ 6.23331         0
    01/01/2009 to 12/31/2009.........  $ 6.23331    $ 7.25798         0
    01/01/2010 to 12/31/2010.........  $ 7.25798    $ 7.98625         0
    01/01/2011 to 12/31/2011.........  $ 7.98625    $ 7.68458         0
 PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.07219    $ 6.16181         0
    01/01/2009 to 12/31/2009.........  $ 6.16181    $ 8.30678         0
    01/01/2010 to 12/31/2010.........  $ 8.30678    $10.39723         0
    01/01/2011 to 12/31/2011.........  $10.39723    $ 9.84090         0
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18816    $ 6.42458         0
    01/01/2009 to 12/31/2009.........  $ 6.42458    $ 8.19475         0
    01/01/2010 to 12/31/2010.........  $ 8.19475    $ 9.62061         0
    01/01/2011 to 12/31/2011.........  $ 9.62061    $ 9.00918         0
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25866    $ 5.48418         0
    01/01/2009 to 12/31/2009.........  $ 5.48418    $ 6.83636         0
    01/01/2010 to 12/31/2010.........  $ 6.83636    $ 8.30850         0
    01/01/2011 to 12/31/2011.........  $ 8.30850    $ 8.48300         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11331    $ 6.76798         0
    01/01/2009 to 12/31/2009.........  $ 6.76798    $ 8.32259         0
    01/01/2010 to 12/31/2010.........  $ 8.32259    $10.19851         0
    01/01/2011 to 12/31/2011.........  $10.19851    $10.06782         0
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22831    $ 7.13514         0
    01/01/2009 to 12/31/2009.........  $ 7.13514    $ 8.37312         0
    01/01/2010 to 12/31/2010.........  $ 8.37312    $ 9.96486         0
    01/01/2011 to 12/31/2011.........  $ 9.96486    $ 9.31430         0
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27788    $ 7.22415         0
    01/01/2009 to 12/31/2009.........  $ 7.22415    $ 7.55643         0
    01/01/2010 to 12/31/2010.........  $ 7.55643    $ 8.52047         0
    01/01/2011 to 12/31/2011.........  $ 8.52047    $ 8.46005         0
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09834    $ 7.17118         0
    01/01/2009 to 12/31/2009.........  $ 7.17118    $ 7.73976         0
    01/01/2010 to 12/31/2010.........  $ 7.73976    $ 7.99261         0
    01/01/2011 to 12/31/2011.........  $ 7.99261    $ 9.15468         0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.08004    $10.91282      129,445
    01/01/2008 to 12/31/2008.........  $10.91282    $ 7.36563      142,405
    01/01/2009 to 12/31/2009.........  $ 7.36563    $ 9.06905       85,377
    01/01/2010 to 12/31/2010.........  $ 9.06905    $10.05357       99,862
    01/01/2011 to 12/31/2011.........  $10.05357    $ 9.68945      172,922
 AST ADVANCED STRATEGIES PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.07305    $10.83452            0
    01/01/2008 to 12/31/2008.........  $10.83452    $ 7.53017            0
    01/01/2009 to 12/31/2009.........  $ 7.53017    $ 9.40896            0
    01/01/2010 to 12/31/2010.........  $ 9.40896    $10.59254            0
    01/01/2011 to 12/31/2011.........  $10.59254    $10.49952       36,272
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.12345    $10.18301            0
    01/01/2008 to 12/31/2008.........  $10.18301    $ 6.57914            0
    01/01/2009 to 12/31/2009.........  $ 6.57914    $ 7.67177        3,699
    01/01/2010 to 12/31/2010.........  $ 7.67177    $ 8.64764        4,096
    01/01/2011 to 12/31/2011.........  $ 8.64764    $ 8.86776        4,581
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.07151    $10.86097        3,120
    01/01/2008 to 12/31/2008.........  $10.86097    $ 7.66698      166,425
    01/01/2009 to 12/31/2009.........  $ 7.66698    $ 9.35958      160,708
    01/01/2010 to 12/31/2010.........  $ 9.35958    $10.40804      226,307
    01/01/2011 to 12/31/2011.........  $10.40804    $10.17985      366,569
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20827            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11154    $10.19617        2,976
    01/01/2008 to 12/31/2008.........  $10.19617    $ 6.32963            0
    01/01/2009 to 12/31/2009.........  $ 6.32963    $ 7.41124            0
    01/01/2010 to 12/31/2010.........  $ 7.41124    $ 8.25078            0
    01/01/2011 to 12/31/2011.........  $ 8.25078    $ 8.12903        4,250
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09687    $11.01224       40,327
    01/01/2008 to 12/31/2008.........  $11.01224    $ 7.09376       47,327
    01/01/2009 to 12/31/2009.........  $ 7.09376    $ 8.80257       75,060
    01/01/2010 to 12/31/2010.........  $ 8.80257    $ 9.88109       85,112
    01/01/2011 to 12/31/2011.........  $ 9.88109    $ 9.54594      115,629
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09946    $ 6.72784            0
    01/01/2009 to 12/31/2009.........  $ 6.72784    $ 8.44981            0
    01/01/2010 to 12/31/2010.........  $ 8.44981    $ 9.56609            0
    01/01/2011 to 12/31/2011.........  $ 9.56609    $ 9.24529       24,558
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08128    $ 7.37971            0
    01/01/2009 to 12/31/2009.........  $ 7.37971    $ 9.01552            0
    01/01/2010 to 12/31/2010.........  $ 9.01552    $ 9.99007            0
    01/01/2011 to 12/31/2011.........  $ 9.99007    $ 9.71160        5,942
 AST COHEN & STEERS REALTY PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10286    $ 7.81223        2,528
    01/01/2008 to 12/31/2008.........  $ 7.81223    $ 5.02371        2,463
    01/01/2009 to 12/31/2009.........  $ 5.02371    $ 6.56219        2,370
    01/01/2010 to 12/31/2010.........  $ 6.56219    $ 8.36127        3,255
    01/01/2011 to 12/31/2011.........  $ 8.36127    $ 8.82419        4,845
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09789    $ 8.33201            0
    01/01/2008 to 07/18/2008.........  $ 8.33201    $ 7.66199            0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10254    $10.91958            0
    01/01/2008 to 12/31/2008.........  $10.91958    $ 6.04442            0
    01/01/2009 to 12/31/2009.........  $ 6.04442    $ 7.93932        3,166
    01/01/2010 to 12/31/2010.........  $ 7.93932    $10.41905        2,949
    01/01/2011 to 12/31/2011.........  $10.41905    $ 8.96343        2,264
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057            0
    01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05097            0
    01/01/2010 to 12/31/2010.........  $ 9.05097    $10.15522            0
    01/01/2011 to 12/31/2011.........  $10.15522    $ 9.80622       17,951

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.07381    $10.77036        7,255
    01/01/2008 to 12/31/2008.........  $10.77036    $ 6.98618       42,388
    01/01/2009 to 12/31/2009.........  $ 6.98618    $ 8.56682       35,985
    01/01/2010 to 12/31/2010.........  $ 8.56682    $ 9.70021       34,782
    01/01/2011 to 12/31/2011.........  $ 9.70021    $ 9.45972       70,843
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10404    $11.19117          469
    01/01/2008 to 12/31/2008.........  $11.19117    $ 6.56949          393
    01/01/2009 to 12/31/2009.........  $ 6.56949    $ 8.19394       29,491
    01/01/2010 to 12/31/2010.........  $ 8.19394    $ 9.65573       34,201
    01/01/2011 to 12/31/2011.........  $ 9.65573    $ 8.96603       49,820
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49594        5,059
    01/01/2009 to 11/13/2009.........  $ 7.49594    $ 8.43273            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17586    $ 6.13224            0
    01/01/2009 to 12/31/2009.........  $ 6.13224    $ 8.20276          146
    01/01/2010 to 12/31/2010.........  $ 8.20276    $ 9.76197          137
    01/01/2011 to 12/31/2011.........  $ 9.76197    $ 9.17833          541
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09100    $11.53628        4,723
    01/01/2008 to 12/31/2008.........  $11.53628    $ 6.82244        4,600
    01/01/2009 to 12/31/2009.........  $ 6.82244    $10.09167        4,428
    01/01/2010 to 12/31/2010.........  $10.09167    $11.01965        5,277
    01/01/2011 to 12/31/2011.........  $11.01965    $10.47885        6,194
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11632    $10.62005            0
    01/01/2008 to 12/31/2008.........  $10.62005    $ 6.23634            0
    01/01/2009 to 12/31/2009.........  $ 6.23634    $ 7.35950        6,458
    01/01/2010 to 12/31/2010.........  $ 7.35950    $ 8.22556        5,948
    01/01/2011 to 12/31/2011.........  $ 8.22556    $ 7.69478        7,670
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09800    $11.48986        1,492
    01/01/2008 to 12/31/2008.........  $11.48986    $ 6.73541            0
    01/01/2009 to 12/31/2009.........  $ 6.73541    $10.47635          231
    01/01/2010 to 12/31/2010.........  $10.47635    $12.42903          782
    01/01/2011 to 12/31/2011.........  $12.42903    $11.93976        1,490

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03407    $ 7.66279          431
    01/01/2009 to 12/31/2009.........  $ 7.66279    $ 9.62383          517
    01/01/2010 to 12/31/2010.........  $ 9.62383    $12.07909        1,114
    01/01/2011 to 12/31/2011.........  $12.07909    $12.11532        1,906
 AST HIGH YIELD PORTFOLIO
    03/19/2007* to 12/31/2007........  $ 9.99918    $ 9.96607            0
    01/01/2008 to 12/31/2008.........  $ 9.96607    $ 7.34697            0
    01/01/2009 to 12/31/2009.........  $ 7.34697    $ 9.86035        3,032
    01/01/2010 to 12/31/2010.........  $ 9.86035    $11.08074       18,004
    01/01/2011 to 12/31/2011.........  $11.08074    $11.31919       24,364
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11197    $ 7.17178            0
    01/01/2009 to 12/31/2009.........  $ 7.17178    $ 8.99427            0
    01/01/2010 to 12/31/2010.........  $ 8.99427    $10.13569            0
    01/01/2011 to 12/31/2011.........  $10.13569    $ 9.97825        1,208
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08946    $ 7.64998          744
    01/01/2009 to 12/31/2009.........  $ 7.64998    $ 9.34543        2,369
    01/01/2010 to 12/31/2010.........  $ 9.34543    $10.32606        7,551
    01/01/2011 to 12/31/2011.........  $10.32606    $10.17206       13,151
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.15948    $12.05201            0
    01/01/2008 to 12/31/2008.........  $12.05201    $ 5.93863            0
    01/01/2009 to 12/31/2009.........  $ 5.93863    $ 7.95483          448
    01/01/2010 to 12/31/2010.........  $ 7.95483    $ 9.01789          458
    01/01/2011 to 12/31/2011.........  $ 9.01789    $ 7.77483          437
 AST INTERNATIONAL VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.12617    $11.65068            0
    01/01/2008 to 12/31/2008.........  $11.65068    $ 6.45950            0
    01/01/2009 to 12/31/2009.........  $ 6.45950    $ 8.34615            0
    01/01/2010 to 12/31/2010.........  $ 8.34615    $ 9.17929          607
    01/01/2011 to 12/31/2011.........  $ 9.17929    $ 7.94794        1,773
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.08054    $10.17383            0
    01/01/2008 to 12/31/2008.........  $10.17383    $ 8.29858       10,258
    01/01/2009 to 12/31/2009.........  $ 8.29858    $10.02568       41,174
    01/01/2010 to 12/31/2010.........  $10.02568    $10.65289       41,076
    01/01/2011 to 12/31/2011.........  $10.65289    $10.57215       44,156

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08457    $10.29963            0
    01/01/2010 to 12/31/2010.........  $10.29963    $11.35164            0
    01/01/2011 to 12/31/2011.........  $11.35164    $11.31377            0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14595    $10.30944            0
    01/01/2010 to 12/31/2010.........  $10.30944    $11.60815          678
    01/01/2011 to 12/31/2011.........  $11.60815    $10.81845        1,493
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.14435    $10.97941        2,000
    01/01/2008 to 12/31/2008.........  $10.97941    $ 6.37232        7,415
    01/01/2009 to 12/31/2009.........  $ 6.37232    $ 8.57302       10,158
    01/01/2010 to 12/31/2010.........  $ 8.57302    $ 9.09678       10,379
    01/01/2011 to 12/31/2011.........  $ 9.09678    $ 8.18270       11,011
 AST LARGE-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11587    $ 9.84473            0
    01/01/2008 to 12/31/2008.........  $ 9.84473    $ 5.70314            0
    01/01/2009 to 12/31/2009.........  $ 5.70314    $ 6.74404            0
    01/01/2010 to 12/31/2010.........  $ 6.74404    $ 7.55590          197
    01/01/2011 to 12/31/2011.........  $ 7.55590    $ 7.16817        1,094
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.02439    $10.32185            0
    01/01/2008 to 12/31/2008.........  $10.32185    $ 7.84324            0
    01/01/2009 to 12/31/2009.........  $ 7.84324    $10.45274        5,287
    01/01/2010 to 12/31/2010.........  $10.45274    $11.73757        4,794
    01/01/2011 to 12/31/2011.........  $11.73757    $12.80336        8,496
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.13199    $11.47337        2,345
    01/01/2008 to 12/31/2008.........  $11.47337    $ 6.40005            0
    01/01/2009 to 12/31/2009.........  $ 6.40005    $ 8.22241        6,687
    01/01/2010 to 12/31/2010.........  $ 8.22241    $ 9.74903        6,413
    01/01/2011 to 12/31/2011.........  $ 9.74903    $ 9.56442        5,154
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11667    $10.95164            0
    01/01/2008 to 12/31/2008.........  $10.95164    $ 7.15759        1,243
    01/01/2009 to 12/31/2009.........  $ 7.15759    $ 9.31966       15,605
    01/01/2010 to 12/31/2010.........  $ 9.31966    $10.33903       12,339
    01/01/2011 to 12/31/2011.........  $10.33903    $ 9.91614       18,473
 AST MFS GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10694    $11.59267            0
    01/01/2008 to 12/31/2008.........  $11.59267    $ 7.31108          440
    01/01/2009 to 12/31/2009.........  $ 7.31108    $ 8.99798        3,010
    01/01/2010 to 12/31/2010.........  $ 8.99798    $10.04775        2,559
    01/01/2011 to 12/31/2011.........  $10.04775    $ 9.88927        3,386

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10574    $10.11084            0
    01/01/2008 to 12/31/2008.........  $10.11084    $ 6.19415            0
    01/01/2009 to 12/31/2009.........  $ 6.19415    $ 8.51751            0
    01/01/2010 to 12/31/2010.........  $ 8.51751    $10.42410            0
    01/01/2011 to 12/31/2011.........  $10.42410    $ 9.96483          972
 AST MONEY MARKET PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.00052    $10.29973            0
    01/01/2008 to 12/31/2008.........  $10.29973    $10.45357       10,390
    01/01/2009 to 12/31/2009.........  $10.45357    $10.37528        8,118
    01/01/2010 to 12/31/2010.........  $10.37528    $10.27485       23,603
    01/01/2011 to 12/31/2011.........  $10.27485    $10.17598       28,226
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.13369    $10.25701        2,202
    01/01/2008 to 12/31/2008.........  $10.25701    $ 5.86395        1,930
    01/01/2009 to 12/31/2009.........  $ 5.86395    $ 8.16575       10,813
    01/01/2010 to 12/31/2010.........  $ 8.16575    $ 9.97960       10,171
    01/01/2011 to 12/31/2011.........  $ 9.97960    $ 9.63540       10,393
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11565    $11.82260            0
    01/01/2008 to 12/31/2008.........  $11.82260    $ 6.65075            0
    01/01/2009 to 12/31/2009.........  $ 6.65075    $ 8.54648            0
    01/01/2010 to 12/31/2010.........  $ 8.54648    $10.88845            0
    01/01/2011 to 12/31/2011.........  $10.88845    $10.96268          424
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.12073    $11.75209            0
    01/01/2008 to 12/31/2008.........  $11.75209    $ 6.68601            0
    01/01/2009 to 12/31/2009.........  $ 6.68601    $ 8.11354          149
    01/01/2010 to 12/31/2010.........  $ 8.11354    $ 9.66127          139
    01/01/2011 to 04/29/2011.........  $ 9.66127    $10.86028            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093            0
    01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21761          129
    01/01/2010 to 12/31/2010.........  $ 9.21761    $11.15868          125
    01/01/2011 to 12/31/2011.........  $11.15868    $ 8.80869        2,616
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/19/2007* to 12/31/2007........  $ 9.99034    $10.47408        6,233
    01/01/2008 to 12/31/2008.........  $10.47408    $10.48603        6,071
    01/01/2009 to 12/31/2009.........  $10.48603    $11.44430       46,373
    01/01/2010 to 12/31/2010.........  $11.44430    $11.77276       96,945
    01/01/2011 to 12/31/2011.........  $11.77276    $11.91843      101,716

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/19/2007* to 12/31/2007........  $ 9.99058    $10.56075            0
    01/01/2008 to 12/31/2008.........  $10.56075    $10.21988        1,836
    01/01/2009 to 12/31/2009.........  $10.21988    $11.79093       23,401
    01/01/2010 to 12/31/2010.........  $11.79093    $12.57524       35,839
    01/01/2011 to 12/31/2011.........  $12.57524    $12.84647       42,310
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.04514    $10.75670            0
    01/01/2008 to 12/31/2008.........  $10.75670    $ 8.57497       34,793
    01/01/2009 to 12/31/2009.........  $ 8.57497    $10.19125       87,454
    01/01/2010 to 12/31/2010.........  $10.19125    $11.15697      108,923
    01/01/2011 to 12/31/2011.........  $11.15697    $11.15675      207,615
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11188    $10.37151            0
    01/01/2008 to 12/31/2008.........  $10.37151    $ 6.29304            0
    01/01/2009 to 12/31/2009.........  $ 6.29304    $ 7.59041            0
    01/01/2010 to 12/31/2010.........  $ 7.59041    $ 8.64622            0
    01/01/2011 to 12/31/2011.........  $ 8.64622    $ 8.85664          491
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99918    $ 8.93992            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.07291    $10.87140        1,400
    01/01/2008 to 12/31/2008.........  $10.87140    $ 7.51399        1,359
    01/01/2009 to 12/31/2009.........  $ 7.51399    $ 9.47895        9,547
    01/01/2010 to 12/31/2010.........  $ 9.47895    $10.49368       18,919
    01/01/2011 to 12/31/2011.........  $10.49368    $10.03860       22,204
 AST SMALL-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09716    $10.46802            0
    01/01/2008 to 12/31/2008.........  $10.46802    $ 6.73693            0
    01/01/2009 to 12/31/2009.........  $ 6.73693    $ 8.93194            0
    01/01/2010 to 12/31/2010.........  $ 8.93194    $12.06406            0
    01/01/2011 to 12/31/2011.........  $12.06406    $11.82778          819
 AST SMALL-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11095    $ 9.43656        1,552
    01/01/2008 to 12/31/2008.........  $ 9.43656    $ 6.56669            0
    01/01/2009 to 12/31/2009.........  $ 6.56669    $ 8.25723            0
    01/01/2010 to 12/31/2010.........  $ 8.25723    $10.30053            0
    01/01/2011 to 12/31/2011.........  $10.30053    $ 9.58913          680

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.06740    $10.57860          492
    01/01/2008 to 12/31/2008.........  $10.57860    $ 7.75653       39,334
    01/01/2009 to 12/31/2009.........  $ 7.75653    $ 9.53361       42,393
    01/01/2010 to 12/31/2010.........  $ 9.53361    $10.52807       33,991
    01/01/2011 to 12/31/2011.........  $10.52807    $10.63067       60,944
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11700    $ 9.82815        5,487
    01/01/2008 to 12/31/2008.........  $ 9.82815    $ 5.65507        5,921
    01/01/2009 to 12/31/2009.........  $ 5.65507    $ 6.93144        5,658
    01/01/2010 to 12/31/2010.........  $ 6.93144    $ 7.77169        5,028
    01/01/2011 to 12/31/2011.........  $ 7.77169    $ 7.56873        6,045
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/19/2007* to 12/31/2007........  $ 9.98213    $10.73003            0
    01/01/2008 to 12/31/2008.........  $10.73003    $10.36499        3,077
    01/01/2009 to 12/31/2009.........  $10.36499    $11.50569       10,277
    01/01/2010 to 12/31/2010.........  $11.50569    $12.04612       11,386
    01/01/2011 to 12/31/2011.........  $12.04612    $12.41886       12,041
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.08361    $10.93976            0
    01/01/2008 to 12/31/2008.........  $10.93976    $ 6.43744        1,333
    01/01/2009 to 12/31/2009.........  $ 6.43744    $ 9.77555        3,241
    01/01/2010 to 12/31/2010.........  $ 9.77555    $11.20897        3,920
    01/01/2011 to 12/31/2011.........  $11.20897    $10.91000        4,699
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.17958    $13.94064            0
    01/01/2008 to 12/31/2008.........  $13.94064    $ 6.90317        6,773
    01/01/2009 to 12/31/2009.........  $ 6.90317    $10.20784       15,445
    01/01/2010 to 12/31/2010.........  $10.20784    $12.17409       13,337
    01/01/2011 to 12/31/2011.........  $12.17409    $10.25550       19,083
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.12210    $11.05096        1,576
    01/01/2008 to 12/31/2008.........  $11.05096    $ 6.31035        3,962
    01/01/2009 to 12/31/2009.........  $ 6.31035    $ 8.02421       13,667
    01/01/2010 to 12/31/2010.........  $ 8.02421    $ 9.10752       13,459
    01/01/2011 to 12/31/2011.........  $ 9.10752    $ 8.70580       20,325
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99918    $ 9.98774            0
    01/01/2008 to 12/31/2008.........  $ 9.98774    $ 9.37351            0
    01/01/2009 to 12/31/2009.........  $ 9.37351    $10.35999        3,687
    01/01/2010 to 12/31/2010.........  $10.35999    $11.05727        3,593
    01/01/2011 to 12/31/2011.........  $11.05727    $11.60740        6,542

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07829    $ 6.67267        5,683
    01/01/2009 to 12/31/2009.........  $ 6.67267    $ 8.59292        9,582
    01/01/2010 to 12/31/2010.........  $ 8.59292    $ 9.37902        8,610
    01/01/2011 to 12/31/2011.........  $ 9.37902    $ 9.13111       22,166
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08917    $ 7.70553            0
    01/01/2009 to 12/31/2009.........  $ 7.70553    $ 9.27464            0
    01/01/2010 to 12/31/2010.........  $ 9.27464    $10.77702            0
    01/01/2011 to 12/31/2011.........  $10.77702    $11.41163            0
 PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008........  $10.26818    $ 7.07373            0
    01/01/2009 to 12/31/2009.........  $ 7.07373    $ 9.16112            0
    01/01/2010 to 12/31/2010.........  $ 9.16112    $11.01058            0
    01/01/2011 to 12/31/2011.........  $11.01058    $11.50124            0
 PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008........  $10.38588    $ 5.29555            0
    01/01/2009 to 12/31/2009.........  $ 5.29555    $ 6.03013            0
    01/01/2010 to 12/31/2010.........  $ 6.03013    $ 6.62309            0
    01/01/2011 to 12/31/2011.........  $ 6.62309    $ 5.65050            0
 PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008........  $10.15210    $ 8.37319            0
    01/01/2009 to 12/31/2009.........  $ 8.37319    $ 9.91149            0
    01/01/2010 to 12/31/2010.........  $ 9.91149    $10.09243            0
    01/01/2011 to 12/31/2011.........  $10.09243    $11.00309            0
 PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008........  $10.16561    $ 6.12389            0
    01/01/2009 to 12/31/2009.........  $ 6.12389    $ 7.52435            0
    01/01/2010 to 12/31/2010.........  $ 7.52435    $ 9.21904            0
    01/01/2011 to 12/31/2011.........  $ 9.21904    $ 8.96504            0
 PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11084    $ 6.74627            0
    01/01/2009 to 12/31/2009.........  $ 6.74627    $ 8.66550            0
    01/01/2010 to 12/31/2010.........  $ 8.66550    $ 9.71085            0
    01/01/2011 to 12/31/2011.........  $ 9.71085    $ 9.91574            0
 PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.24162    $ 6.29952            0
    01/01/2009 to 12/31/2009.........  $ 6.29952    $ 7.45124            0
    01/01/2010 to 12/31/2010.........  $ 7.45124    $ 8.32879            0
    01/01/2011 to 12/31/2011.........  $ 8.32879    $ 8.14102            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.07261    $ 6.22719         0
    01/01/2009 to 12/31/2009.........  $ 6.22719    $ 8.52806         0
    01/01/2010 to 12/31/2010.........  $ 8.52806    $10.84313         0
    01/01/2011 to 12/31/2011.........  $10.84313    $10.42521         0
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18859    $ 6.49281         0
    01/01/2009 to 12/31/2009.........  $ 6.49281    $ 8.41316         0
    01/01/2010 to 12/31/2010.........  $ 8.41316    $10.03332         0
    01/01/2011 to 12/31/2011.........  $10.03332    $ 9.54428         0
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25909    $ 5.54281         0
    01/01/2009 to 12/31/2009.........  $ 5.54281    $ 7.01899         0
    01/01/2010 to 12/31/2010.........  $ 7.01899    $ 8.66541         0
    01/01/2011 to 12/31/2011.........  $ 8.66541    $ 8.98727         0
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11374    $ 6.83982         0
    01/01/2009 to 12/31/2009.........  $ 6.83982    $ 8.54439         0
    01/01/2010 to 12/31/2010.........  $ 8.54439    $10.63607         0
    01/01/2011 to 12/31/2011.........  $10.63607    $10.66582         0
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22874    $ 7.21085         0
    01/01/2009 to 12/31/2009.........  $ 7.21085    $ 8.59614         0
    01/01/2010 to 12/31/2010.........  $ 8.59614    $10.39230         0
    01/01/2011 to 12/31/2011.........  $10.39230    $ 9.86744         0
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27831    $ 7.30077         0
    01/01/2009 to 12/31/2009.........  $ 7.30077    $ 7.75761         0
    01/01/2010 to 12/31/2010.........  $ 7.75761    $ 8.88561         0
    01/01/2011 to 12/31/2011.........  $ 8.88561    $ 8.96210         0
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09876    $ 7.24721         0
    01/01/2009 to 12/31/2009.........  $ 7.24721    $ 7.94572         0
    01/01/2010 to 12/31/2010.........  $ 7.94572    $ 8.33515         0
    01/01/2011 to 12/31/2011.........  $ 8.33515    $ 9.69768         0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.90%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.10831    $ 7.87551     1,785,172
    01/01/2009 to 12/31/2009.........  $ 7.87551    $ 9.61124     1,640,143
    01/01/2010 to 12/31/2010.........  $ 9.61124    $10.56057     1,463,422
    01/01/2011 to 12/31/2011.........  $10.56057    $10.08836     1,384,234
 AST ADVANCED STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.93306    $ 7.87680       484,130
    01/01/2009 to 12/31/2009.........  $ 7.87680    $ 9.75519       535,791
    01/01/2010 to 12/31/2010.........  $ 9.75519    $10.88553       434,823
    01/01/2011 to 12/31/2011.........  $10.88553    $10.69481       440,297
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.74929    $ 7.42411         5,613
    01/01/2009 to 12/31/2009.........  $ 7.42411    $ 8.58067        50,696
    01/01/2010 to 12/31/2010.........  $ 8.58067    $ 9.58667        33,967
    01/01/2011 to 12/31/2011.........  $ 9.58667    $ 9.74413        25,398
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.12432    $ 8.14626       780,685
    01/01/2009 to 12/31/2009.........  $ 8.14626    $ 9.85682       900,823
    01/01/2010 to 12/31/2010.........  $ 9.85682    $10.86424       694,237
    01/01/2011 to 12/31/2011.........  $10.86424    $10.53238       651,831
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99793    $ 9.15301        76,140
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.85899    $ 7.80431         2,713
    01/01/2009 to 12/31/2009.........  $ 7.80431    $ 9.05722         4,853
    01/01/2010 to 12/31/2010.........  $ 9.05722    $ 9.99424         4,901
    01/01/2011 to 12/31/2011.........  $ 9.99424    $ 9.75979         5,672

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99897    $ 9.37189             0
    01/01/2010 to 12/31/2010.........  $ 9.37189    $10.16992             0
    01/01/2011 to 12/31/2011.........  $10.16992    $10.94263             0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........  $ 9.99846    $12.02740       908,730
    01/01/2009 to 12/31/2009.........  $12.02740    $11.08899       916,869
    01/01/2010 to 12/31/2010.........  $11.08899    $12.09943       638,577
    01/01/2011 to 12/31/2011.........  $12.09943    $13.48663       417,534
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........  $ 9.99846    $12.09626       612,585
    01/01/2009 to 12/31/2009.........  $12.09626    $10.95660       502,389
    01/01/2010 to 12/31/2010.........  $10.95660    $11.97397       373,713
    01/01/2011 to 12/31/2011.........  $11.97397    $13.62798       248,886
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99897    $ 8.78306        52,681
    01/01/2010 to 12/31/2010.........  $ 8.78306    $ 9.64023       528,085
    01/01/2011 to 12/31/2011.........  $ 9.64023    $11.22759       101,117
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99794    $11.00110       778,013
    01/01/2011 to 12/31/2011.........  $11.00110    $12.98795       542,945
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99845    $12.01256       796,652
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.20053    $ 7.67349     2,229,727
    01/01/2009 to 12/31/2009.........  $ 7.67349    $ 9.43787     2,245,693
    01/01/2010 to 12/31/2010.........  $ 9.43787    $10.50081     2,023,526
    01/01/2011 to 12/31/2011.........  $10.50081    $10.05525     1,946,932
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09921    $ 6.68783        24,912
    01/01/2009 to 12/31/2009.........  $ 6.68783    $ 8.32531        51,339
    01/01/2010 to 12/31/2010.........  $ 8.32531    $ 9.34197        31,889
    01/01/2011 to 12/31/2011.........  $ 9.34197    $ 8.94898        31,999
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08104    $ 7.33582        41,079
    01/01/2009 to 12/31/2009.........  $ 7.33582    $ 8.88278        91,896
    01/01/2010 to 12/31/2010.........  $ 8.88278    $ 9.75608        50,495
    01/01/2011 to 12/31/2011.........  $ 9.75608    $ 9.40046        54,420

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST COHEN & STEERS REALTY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $12.67848    $ 8.05893        9,851
    01/01/2009 to 12/31/2009.........  $ 8.05893    $10.43374        8,691
    01/01/2010 to 12/31/2010.........  $10.43374    $13.17714        3,507
    01/01/2011 to 12/31/2011.........  $13.17714    $13.78398        3,870
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 07/18/2008.........  $ 8.89974    $ 8.69104            0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.80129    $ 7.25607        1,509
    01/01/2009 to 12/31/2009.........  $ 7.25607    $ 9.44657        5,695
    01/01/2010 to 12/31/2010.........  $ 9.44657    $12.28759        4,281
    01/01/2011 to 12/31/2011.........  $12.28759    $10.47763       13,701
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10354    $ 7.49581       15,170
    01/01/2009 to 12/31/2009.........  $ 7.49581    $ 8.91773       61,566
    01/01/2010 to 12/31/2010.........  $ 8.91773    $ 9.91745       36,229
    01/01/2011 to 12/31/2011.........  $ 9.91745    $ 9.49220       35,462
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.73109    $ 7.23357      379,589
    01/01/2009 to 12/31/2009.........  $ 7.23357    $ 8.79176      378,198
    01/01/2010 to 12/31/2010.........  $ 8.79176    $ 9.86717      341,078
    01/01/2011 to 12/31/2011.........  $ 9.86717    $ 9.53771      337,060
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.65883    $ 6.65616      642,820
    01/01/2009 to 12/31/2009.........  $ 6.65616    $ 8.22871      589,986
    01/01/2010 to 12/31/2010.........  $ 8.22871    $ 9.61112      493,311
    01/01/2011 to 12/31/2011.........  $ 9.61112    $ 8.84603      472,345
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99846    $ 7.46564       13,054
    01/01/2009 to 11/13/2009.........  $ 7.46564    $ 8.33415            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17514    $ 6.10747        2,748
    01/01/2009 to 12/31/2009.........  $ 6.10747    $ 8.09735        2,393
    01/01/2010 to 12/31/2010.........  $ 8.09735    $ 9.55158          790
    01/01/2011 to 12/31/2011.........  $ 9.55158    $ 8.90131        1,108
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.58981    $ 7.59977        3,911
    01/01/2009 to 12/31/2009.........  $ 7.59977    $11.14229       10,548
    01/01/2010 to 12/31/2010.........  $11.14229    $12.05954        7,145
    01/01/2011 to 12/31/2011.........  $12.05954    $11.36664        3,942

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.27778    $ 7.08000        5,343
    01/01/2009 to 12/31/2009.........  $ 7.08000    $ 8.28115       30,196
    01/01/2010 to 12/31/2010.........  $ 8.28115    $ 9.17397       15,172
    01/01/2011 to 12/31/2011.........  $ 9.17397    $ 8.50626        7,106
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.64707    $ 7.49295        9,127
    01/01/2009 to 12/31/2009.........  $ 7.49295    $11.55150       13,822
    01/01/2010 to 12/31/2010.........  $11.55150    $13.58365        7,756
    01/01/2011 to 12/31/2011.........  $13.58365    $12.93390        7,709
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03334    $ 7.63187        5,133
    01/01/2009 to 12/31/2009.........  $ 7.63187    $ 9.50032        8,060
    01/01/2010 to 12/31/2010.........  $ 9.50032    $11.81873        5,086
    01/01/2011 to 12/31/2011.........  $11.81873    $11.74963        5,080
 AST HIGH YIELD PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.60336    $ 7.82946        1,151
    01/01/2009 to 12/31/2009.........  $ 7.82946    $10.41539       49,084
    01/01/2010 to 12/31/2010.........  $10.41539    $11.60106       33,309
    01/01/2011 to 12/31/2011.........  $11.60106    $11.74628       21,046
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11173    $ 7.12925       38,557
    01/01/2009 to 12/31/2009.........  $ 7.12925    $ 8.86201       99,298
    01/01/2010 to 12/31/2010.........  $ 8.86201    $ 9.89847       78,485
    01/01/2011 to 12/31/2011.........  $ 9.89847    $ 9.65878       61,451
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08922    $ 7.60464       49,973
    01/01/2009 to 12/31/2009.........  $ 7.60464    $ 9.20795      113,191
    01/01/2010 to 12/31/2010.........  $ 9.20795    $10.08437       82,518
    01/01/2011 to 12/31/2011.........  $10.08437    $ 9.84640       80,266
 AST INTERNATIONAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.02859    $ 6.04263        1,782
    01/01/2009 to 12/31/2009.........  $ 6.04263    $ 8.02258       13,561
    01/01/2010 to 12/31/2010.........  $ 8.02258    $ 9.01442        7,898
    01/01/2011 to 12/31/2011.........  $ 9.01442    $ 7.70310        8,637

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.20103    $ 6.89463       10,844
    01/01/2009 to 12/31/2009.........  $ 6.89463    $ 8.82960       22,418
    01/01/2010 to 12/31/2010.........  $ 8.82960    $ 9.62539       16,474
    01/01/2011 to 12/31/2011.........  $ 9.62539    $ 8.26071       16,303
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........  $ 9.99846    $10.71068       24,477
    01/01/2009 to 12/31/2009.........  $10.71068    $11.69915       14,887
    01/01/2010 to 12/31/2010.........  $11.69915    $12.72222       11,223
    01/01/2011 to 12/31/2011.........  $12.72222    $14.03915       16,098
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.84545    $ 9.35251      273,549
    01/01/2009 to 12/31/2009.........  $ 9.35251    $11.19913      328,421
    01/01/2010 to 12/31/2010.........  $11.19913    $11.79468      251,199
    01/01/2011 to 12/31/2011.........  $11.79468    $11.60212      252,094
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08384    $10.28767            0
    01/01/2010 to 12/31/2010.........  $10.28767    $11.23842        1,490
    01/01/2011 to 12/31/2011.........  $11.23842    $11.10228            0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14522    $10.29744            0
    01/01/2010 to 12/31/2010.........  $10.29744    $11.49224            0
    01/01/2011 to 12/31/2011.........  $11.49224    $10.61596            0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $12.49570    $ 7.91534        6,935
    01/01/2009 to 12/31/2009.........  $ 7.91534    $10.55484        9,198
    01/01/2010 to 12/31/2010.........  $10.55484    $11.10084        6,600
    01/01/2011 to 12/31/2011.........  $11.10084    $ 9.89724        7,745
 AST LARGE-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.02952    $ 6.69520        1,581
    01/01/2009 to 12/31/2009.........  $ 6.69520    $ 7.84723       14,755
    01/01/2010 to 12/31/2010.........  $ 7.84723    $ 8.71427       10,313
    01/01/2011 to 12/31/2011.........  $ 8.71427    $ 8.19415        8,564
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.89281    $ 8.38953        2,464
    01/01/2009 to 12/31/2009.........  $ 8.38953    $11.08201        2,690
    01/01/2010 to 12/31/2010.........  $11.08201    $12.33428        4,006
    01/01/2011 to 12/31/2011.........  $12.33428    $13.33584        1,519
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.61993    $ 7.14281       15,581
    01/01/2009 to 12/31/2009.........  $ 7.14281    $ 9.09565       56,039
    01/01/2010 to 12/31/2010.........  $ 9.09565    $10.68915       33,904
    01/01/2011 to 12/31/2011.........  $10.68915    $10.39424       22,708

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $12.49646    $ 8.87094        3,583
    01/01/2009 to 12/31/2009.........  $ 8.87094    $11.44852        7,611
    01/01/2010 to 12/31/2010.........  $11.44852    $12.58852        5,988
    01/01/2011 to 12/31/2011.........  $12.58852    $11.96714        4,538
 AST MFS GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.92868    $ 8.15973        3,727
    01/01/2009 to 12/31/2009.........  $ 8.15973    $ 9.95377        8,768
    01/01/2010 to 12/31/2010.........  $ 9.95377    $11.01704        6,989
    01/01/2011 to 12/31/2011.........  $11.01704    $10.74757        5,292
 AST MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.81273    $ 7.09254        1,439
    01/01/2009 to 12/31/2009.........  $ 7.09254    $ 9.66687       28,148
    01/01/2010 to 12/31/2010.........  $ 9.66687    $11.72633       16,543
    01/01/2011 to 12/31/2011.........  $11.72633    $11.11083       11,234
 AST MONEY MARKET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.51356    $10.55683       94,326
    01/01/2009 to 12/31/2009.........  $10.55683    $10.38554       54,281
    01/01/2010 to 12/31/2010.........  $10.38554    $10.19444       18,279
    01/01/2011 to 12/31/2011.........  $10.19444    $10.00685       16,458
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.84041    $ 6.77336        2,956
    01/01/2009 to 12/31/2009.........  $ 6.77336    $ 9.34880       17,896
    01/01/2010 to 12/31/2010.........  $ 9.34880    $11.32466       14,503
    01/01/2011 to 12/31/2011.........  $11.32466    $10.83771       11,103
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02836    $10.06695            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $13.39894    $ 8.46708       14,630
    01/01/2009 to 12/31/2009.........  $ 8.46708    $10.78443       42,729
    01/01/2010 to 12/31/2010.........  $10.78443    $13.61848       28,666
    01/01/2011 to 12/31/2011.........  $13.61848    $13.59037       20,588
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.00676    $ 7.14915        4,676
    01/01/2009 to 12/31/2009.........  $ 7.14915    $ 8.59892       16,244
    01/01/2010 to 12/31/2010.........  $ 8.59892    $10.14886       12,972
    01/01/2011 to 04/29/2011.........  $10.14886    $11.37547            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10120    $ 5.56843        1,933
    01/01/2009 to 12/31/2009.........  $ 5.56843    $ 9.09942       16,312
    01/01/2010 to 12/31/2010.........  $ 9.09942    $10.91854        5,348
    01/01/2011 to 12/31/2011.........  $10.91854    $ 8.54304        3,318
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.01299    $10.63495       19,268
    01/01/2009 to 12/31/2009.........  $10.63495    $11.50428       41,221
    01/01/2010 to 12/31/2010.........  $11.50428    $11.72999       18,507
    01/01/2011 to 12/31/2011.........  $11.72999    $11.77036       19,340
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.21660    $10.48811       31,330
    01/01/2009 to 12/31/2009.........  $10.48811    $11.99359       31,097
    01/01/2010 to 12/31/2010.........  $11.99359    $12.67844       20,172
    01/01/2011 to 12/31/2011.........  $12.67844    $12.83777       21,424
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.09607    $ 8.96271      449,801
    01/01/2009 to 12/31/2009.........  $ 8.96271    $10.55805      571,094
    01/01/2010 to 12/31/2010.........  $10.55805    $11.45661      532,128
    01/01/2011 to 12/31/2011.........  $11.45661    $11.35524      569,993
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01837    $10.06686            0
 AST QMA US EQUITY ALPHA PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.56943    $ 6.91030        5,311
    01/01/2009 to 12/31/2009.........  $ 6.91030    $ 8.26135       10,516
    01/01/2010 to 12/31/2010.........  $ 8.26135    $ 9.32751        4,285
    01/01/2011 to 12/31/2011.........  $ 9.32751    $ 9.47038        4,080
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99845    $ 8.88686            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.18601    $ 8.11373       62,844
    01/01/2009 to 12/31/2009.........  $ 8.11373    $10.14527       69,894
    01/01/2010 to 12/31/2010.........  $10.14527    $11.13210       55,900
    01/01/2011 to 12/31/2011.........  $11.13210    $10.55553       57,513
 AST SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.33134    $ 6.63894        2,891
    01/01/2009 to 12/31/2009.........  $ 6.63894    $ 8.72427        7,195
    01/01/2010 to 12/31/2010.........  $ 8.72427    $11.67952        5,573
    01/01/2011 to 12/31/2011.........  $11.67952    $11.34980        5,908

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.79054    $ 7.99717        1,428
    01/01/2009 to 12/31/2009.........  $ 7.99717    $ 9.96698       49,384
    01/01/2010 to 12/31/2010.........  $ 9.96698    $12.32368       32,174
    01/01/2011 to 12/31/2011.........  $12.32368    $11.37136       21,942
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.34710    $ 8.65127      350,657
    01/01/2009 to 12/31/2009.........  $ 8.65127    $10.53936      325,608
    01/01/2010 to 12/31/2010.........  $10.53936    $11.53594      283,411
    01/01/2011 to 12/31/2011.........  $11.53594    $11.54580      276,802
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.81608    $ 6.61400        1,700
    01/01/2009 to 12/31/2009.........  $ 6.61400    $ 8.03515        9,760
    01/01/2010 to 12/31/2010.........  $ 8.03515    $ 8.92968        6,217
    01/01/2011 to 12/31/2011.........  $ 8.92968    $ 8.61982        5,409
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.83239    $10.13233        6,502
    01/01/2009 to 12/31/2009.........  $10.13233    $11.14805        5,761
    01/01/2010 to 12/31/2010.........  $11.14805    $11.56854        3,971
    01/01/2011 to 12/31/2011.........  $11.56854    $11.82135        3,893
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.90428    $ 6.47415       12,329
    01/01/2009 to 12/31/2009.........  $ 6.47415    $ 9.74439       29,435
    01/01/2010 to 12/31/2010.........  $ 9.74439    $11.07477       16,781
    01/01/2011 to 12/31/2011.........  $11.07477    $10.68434       12,712
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $16.53744    $ 9.01490       30,349
    01/01/2009 to 12/31/2009.........  $ 9.01490    $13.21257       89,197
    01/01/2010 to 12/31/2010.........  $13.21257    $15.61837       60,070
    01/01/2011 to 12/31/2011.........  $15.61837    $13.04089       42,405
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.07056    $ 6.90477       69,425
    01/01/2009 to 12/31/2009.........  $ 6.90477    $ 8.70257      141,530
    01/01/2010 to 12/31/2010.........  $ 8.70257    $ 9.79034       88,029
    01/01/2011 to 12/31/2011.........  $ 9.79034    $ 9.27604       79,563
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.23145    $ 9.28052        9,674
    01/01/2009 to 12/31/2009.........  $ 9.28052    $10.16667        2,874
    01/01/2010 to 12/31/2010.........  $10.16667    $10.75520        1,992
    01/01/2011 to 12/31/2011.........  $10.75520    $11.19085        1,955

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07805     $6.63306       45,571
    01/01/2009 to 12/31/2009.........  $ 6.63306     $8.46640       95,074
    01/01/2010 to 12/31/2010.........  $ 8.46640     $9.15945       88,928
    01/01/2011 to 12/31/2011.........  $ 9.15945     $8.83880       87,969

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT ONLY
           (2.05%) OR HIGHEST DAILY VALUE DEATH BENEFIT ONLY (2.05%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96979    $10.52176       830,438
    01/01/2007 to 12/31/2007.........  $10.52176    $11.25870     2,543,454
    01/01/2008 to 12/31/2008.........  $11.25870    $ 7.52065     4,290,790
    01/01/2009 to 12/31/2009.........  $ 7.52065    $ 9.16461     6,403,388
    01/01/2010 to 12/31/2010.........  $ 9.16461    $10.05503     6,481,639
    01/01/2011 to 12/31/2011.........  $10.05503    $ 9.59133     5,215,981
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98851    $10.46548       246,133
    01/01/2007 to 12/31/2007.........  $10.46548    $11.22908       451,141
    01/01/2008 to 12/31/2008.........  $11.22908    $ 7.72388     1,193,763
    01/01/2009 to 12/31/2009.........  $ 7.72388    $ 9.55169     2,392,702
    01/01/2010 to 12/31/2010.........  $ 9.55169    $10.64273     2,509,896
    01/01/2011 to 12/31/2011.........  $10.64273    $10.44088     1,976,971
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98414    $10.99891        21,491
    01/01/2007 to 12/31/2007.........  $10.99891    $10.76521        50,360
    01/01/2008 to 12/31/2008.........  $10.76521    $ 6.88354        51,088
    01/01/2009 to 12/31/2009.........  $ 6.88354    $ 7.94405        56,131
    01/01/2010 to 12/31/2010.........  $ 7.94405    $ 8.86235        55,174
    01/01/2011 to 12/31/2011.........  $ 8.86235    $ 8.99478        72,443
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97919    $10.47828       398,107
    01/01/2007 to 12/31/2007.........  $10.47828    $11.19855     1,045,566
    01/01/2008 to 12/31/2008.........  $11.19855    $ 7.82382     3,006,296
    01/01/2009 to 12/31/2009.........  $ 7.82382    $ 9.45287     5,940,132
    01/01/2010 to 12/31/2010.........  $ 9.45287    $10.40364     6,021,508
    01/01/2011 to 12/31/2011.........  $10.40364    $10.07115     5,192,756

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99833    $ 9.14439        11,718
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.94903    $10.99149        51,954
    01/01/2007 to 12/31/2007.........  $10.99149    $10.89644       110,209
    01/01/2008 to 12/31/2008.........  $10.89644    $ 6.69452        69,103
    01/01/2009 to 12/31/2009.........  $ 6.69452    $ 7.75779        96,419
    01/01/2010 to 12/31/2010.........  $ 7.75779    $ 8.54781        76,351
    01/01/2011 to 12/31/2011.........  $ 8.54781    $ 8.33514        85,319
 AST BOND PORTFOLIO 2016
    05/01/2009* to 12/31/2009........  $ 9.93822    $ 9.61299             0
    01/01/2010 to 12/31/2010.........  $ 9.61299    $10.41615             0
    01/01/2011 to 12/31/2011.........  $10.41615    $11.19107             0
 AST BOND PORTFOLIO 2018
    05/01/2009* to 12/31/2009........  $ 9.92265    $ 9.67902             0
    01/01/2010 to 12/31/2010.........  $ 9.67902    $10.54551             0
    01/01/2011 to 12/31/2011.........  $10.54551    $11.73731             0
 AST BOND PORTFOLIO 2019
    05/01/2009* to 12/31/2009........  $ 9.90543    $ 9.57969             0
    01/01/2010 to 12/31/2010.........  $ 9.57969    $10.45380             0
    01/01/2011 to 12/31/2011.........  $10.45380    $11.88036             0
 AST BOND PORTFOLIO 2020
    05/01/2009* to 12/31/2009........  $ 9.88414    $ 9.25455             0
    01/01/2010 to 12/31/2010.........  $ 9.25455    $10.14278             0
    01/01/2011 to 12/31/2011.........  $10.14278    $11.79550             0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99778    $10.98498             0
    01/01/2011 to 12/31/2011.........  $10.98498    $12.94990             0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99833    $11.99503             0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97950    $10.57999       831,880
    01/01/2007 to 12/31/2007.........  $10.57999    $11.37500     2,558,602
    01/01/2008 to 12/31/2008.........  $11.37500    $ 7.25187     4,323,643
    01/01/2009 to 12/31/2009.........  $ 7.25187    $ 8.90621     7,701,858
    01/01/2010 to 12/31/2010.........  $ 8.90621    $ 9.89472     8,056,803
    01/01/2011 to 12/31/2011.........  $ 9.89472    $ 9.46090     6,257,591

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09917    $ 6.68122       138,308
    01/01/2009 to 12/31/2009.........  $ 6.68122    $ 8.30477       532,687
    01/01/2010 to 12/31/2010.........  $ 8.30477    $ 9.30511       678,275
    01/01/2011 to 12/31/2011.........  $ 9.30511    $ 8.90067       508,100
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08099    $ 7.32858       218,544
    01/01/2009 to 12/31/2009.........  $ 7.32858    $ 8.86096       858,467
    01/01/2010 to 12/31/2010.........  $ 8.86096    $ 9.71786       897,851
    01/01/2011 to 12/31/2011.........  $ 9.71786    $ 9.34997       818,528
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.88676    $12.08927        67,305
    01/01/2007 to 12/31/2007.........  $12.08927    $ 9.48340        85,556
    01/01/2008 to 12/31/2008.........  $ 9.48340    $ 6.03531        98,068
    01/01/2009 to 12/31/2009.........  $ 6.03531    $ 7.80228        99,922
    01/01/2010 to 12/31/2010.........  $ 7.80228    $ 9.83932       115,670
    01/01/2011 to 12/31/2011.........  $ 9.83932    $10.27737        91,118
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98261    $10.43084        12,304
    01/01/2007 to 12/31/2007.........  $10.43084    $ 8.40420        40,522
    01/01/2008 to 07/18/2008.........  $ 8.40420    $ 7.68481             0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99833    $ 9.92504        21,362
    01/01/2007 to 12/31/2007.........  $ 9.92504    $10.81494        51,954
    01/01/2008 to 12/31/2008.........  $10.81494    $ 5.92475        40,190
    01/01/2009 to 12/31/2009.........  $ 5.92475    $ 7.70205        69,359
    01/01/2010 to 12/31/2010.........  $ 7.70205    $10.00370        82,880
    01/01/2011 to 12/31/2011.........  $10.00370    $ 8.51771        98,852
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10350    $ 7.48844       188,704
    01/01/2009 to 12/31/2009.........  $ 7.48844    $ 8.89587       378,474
    01/01/2010 to 12/31/2010.........  $ 8.89587    $ 9.87870       410,194
    01/01/2011 to 12/31/2011.........  $ 9.87870    $ 9.44116       359,039
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99833    $10.50147       131,264
    01/01/2007 to 12/31/2007.........  $10.50147    $11.16999       355,077
    01/01/2008 to 12/31/2008.........  $11.16999    $ 7.17065     1,052,064
    01/01/2009 to 12/31/2009.........  $ 7.17065    $ 8.70250     2,453,023
    01/01/2010 to 12/31/2010.........  $ 8.70250    $ 9.75259     2,624,502
    01/01/2011 to 12/31/2011.........  $ 9.75259    $ 9.41320     2,330,805

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99833    $10.28092        96,046
    01/01/2007 to 12/31/2007.........  $10.28092    $11.22337       428,297
    01/01/2008 to 12/31/2008.........  $11.22337    $ 6.52045       992,417
    01/01/2009 to 12/31/2009.........  $ 6.52045    $ 8.04911     2,930,136
    01/01/2010 to 12/31/2010.........  $ 8.04911    $ 9.38759     2,993,576
    01/01/2011 to 12/31/2011.........  $ 9.38759    $ 8.62754     2,121,795
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99834    $ 7.46062        92,522
    01/01/2009 to 11/13/2009.........  $ 7.46062    $ 8.31782             0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17501    $ 6.10332         2,015
    01/01/2009 to 12/31/2009.........  $ 6.10332    $ 8.07992         7,533
    01/01/2010 to 12/31/2010.........  $ 8.07992    $ 9.51698         8,974
    01/01/2011 to 12/31/2011.........  $ 9.51698    $ 8.85615        14,313
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.93469    $10.22872        39,668
    01/01/2007 to 12/31/2007.........  $10.22872    $11.42452       117,879
    01/01/2008 to 12/31/2008.........  $11.42452    $ 6.68665       134,309
    01/01/2009 to 12/31/2009.........  $ 6.68665    $ 9.78901       210,444
    01/01/2010 to 12/31/2010.........  $ 9.78901    $10.57926       191,290
    01/01/2011 to 12/31/2011.........  $10.57926    $ 9.95673       183,045
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96029    $11.00935        15,614
    01/01/2007 to 12/31/2007.........  $11.00935    $11.34013        60,992
    01/01/2008 to 12/31/2008.........  $11.34013    $ 6.59044        59,215
    01/01/2009 to 12/31/2009.........  $ 6.59044    $ 7.69719       108,452
    01/01/2010 to 12/31/2010.........  $ 7.69719    $ 8.51452       108,896
    01/01/2011 to 12/31/2011.........  $ 8.51452    $ 7.88321       123,164
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95768    $ 9.84454        20,966
    01/01/2007 to 12/31/2007.........  $ 9.84454    $11.51201        70,051
    01/01/2008 to 12/31/2008.........  $11.51201    $ 6.67880        74,451
    01/01/2009 to 12/31/2009.........  $ 6.67880    $10.28128       146,279
    01/01/2010 to 12/31/2010.........  $10.28128    $12.07219       125,854
    01/01/2011 to 12/31/2011.........  $12.07219    $11.47775       107,922
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03322    $ 7.62678        11,741
    01/01/2009 to 12/31/2009.........  $ 7.62678    $ 9.47993        27,806
    01/01/2010 to 12/31/2010.........  $ 9.47993    $11.77620        35,349
    01/01/2011 to 12/31/2011.........  $11.77620    $11.69023        46,437

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99833    $10.54166        36,262
    01/01/2007 to 12/31/2007.........  $10.54166    $10.58506        67,232
    01/01/2008 to 12/31/2008.........  $10.58506    $ 7.72288        52,614
    01/01/2009 to 12/31/2009.........  $ 7.72288    $10.25837        98,174
    01/01/2010 to 12/31/2010.........  $10.25837    $11.40941       117,981
    01/01/2011 to 12/31/2011.........  $11.40941    $11.53541       101,852
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11169    $ 7.12219        92,463
    01/01/2009 to 12/31/2009.........  $ 7.12219    $ 8.84025       303,986
    01/01/2010 to 12/31/2010.........  $ 8.84025    $ 9.85968       322,410
    01/01/2011 to 12/31/2011.........  $ 9.85968    $ 9.60684       288,926
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08918    $ 7.59716       111,892
    01/01/2009 to 12/31/2009.........  $ 7.59716    $ 9.18532       424,265
    01/01/2010 to 12/31/2010.........  $ 9.18532    $10.04474       457,592
    01/01/2011 to 12/31/2011.........  $10.04474    $ 9.79338       445,565
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99185    $10.58063        66,017
    01/01/2007 to 12/31/2007.........  $10.58063    $12.34222       115,136
    01/01/2008 to 12/31/2008.........  $12.34222    $ 6.01888       132,206
    01/01/2009 to 12/31/2009.........  $ 6.01888    $ 7.97937       144,204
    01/01/2010 to 12/31/2010.........  $ 7.97937    $ 8.95266       142,115
    01/01/2011 to 12/31/2011.........  $ 8.95266    $ 7.63921       121,556
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2006* to 12/31/2006........  $10.01000    $10.84310        53,925
    01/01/2007 to 12/31/2007.........  $10.84310    $12.51580       161,390
    01/01/2008 to 12/31/2008.........  $12.51580    $ 6.86748       157,577
    01/01/2009 to 12/31/2009.........  $ 6.86748    $ 8.78189       161,271
    01/01/2010 to 12/31/2010.........  $ 8.78189    $ 9.55932       143,460
    01/01/2011 to 12/31/2011.........  $ 9.55932    $ 8.19186       116,484
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........  $ 9.99834    $10.69598     9,882,729
    01/01/2009 to 12/31/2009.........  $10.69598    $11.66588     3,643,097
    01/01/2010 to 12/31/2010.........  $11.66588    $12.66748     1,688,626
    01/01/2011 to 12/31/2011.........  $12.66748    $13.95826     6,300,372
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96698    $10.51404        10,192
    01/01/2007 to 12/31/2007.........  $10.51404    $10.50173        92,521
    01/01/2008 to 12/31/2008.........  $10.50173    $ 8.47786       881,341
    01/01/2009 to 12/31/2009.........  $ 8.47786    $10.13685     1,938,181
    01/01/2010 to 12/31/2010.........  $10.13685    $10.66025     1,964,380
    01/01/2011 to 12/31/2011.........  $10.66025    $10.47082     1,595,962

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08372    $10.28564            0
    01/01/2010 to 12/31/2010.........  $10.28564    $11.21966        2,278
    01/01/2011 to 12/31/2011.........  $11.21966    $11.06744        6,036
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14510    $10.29546        3,105
    01/01/2010 to 12/31/2010.........  $10.29546    $11.47335       23,527
    01/01/2011 to 12/31/2011.........  $11.47335    $10.58293       19,439
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99833    $10.55747       33,028
    01/01/2007 to 12/31/2007.........  $10.55747    $11.32088      105,867
    01/01/2008 to 12/31/2008.........  $11.32088    $ 6.50272      129,416
    01/01/2009 to 12/31/2009.........  $ 6.50272    $ 8.65847      155,384
    01/01/2010 to 12/31/2010.........  $ 8.65847    $ 9.09287      151,899
    01/01/2011 to 12/31/2011.........  $ 9.09287    $ 8.09515      137,104
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95966    $10.98746       69,622
    01/01/2007 to 12/31/2007.........  $10.98746    $10.44409      128,473
    01/01/2008 to 12/31/2008.........  $10.44409    $ 5.98792      156,705
    01/01/2009 to 12/31/2009.........  $ 5.98792    $ 7.00799      193,547
    01/01/2010 to 12/31/2010.........  $ 7.00799    $ 7.77093      189,197
    01/01/2011 to 12/31/2011.........  $ 7.77093    $ 7.29646      159,734
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99833    $10.45604        6,942
    01/01/2007 to 12/31/2007.........  $10.45604    $10.86861       19,664
    01/01/2008 to 12/31/2008.........  $10.86861    $ 8.17364       32,923
    01/01/2009 to 12/31/2009.........  $ 8.17364    $10.78110       62,345
    01/01/2010 to 12/31/2010.........  $10.78110    $11.98174       71,336
    01/01/2011 to 12/31/2011.........  $11.98174    $12.93561      180,918
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.94780    $10.19358       61,348
    01/01/2007 to 12/31/2007.........  $10.19358    $11.48245      121,725
    01/01/2008 to 12/31/2008.........  $11.48245    $ 6.33900      158,966
    01/01/2009 to 12/31/2009.........  $ 6.33900    $ 8.06019      162,034
    01/01/2010 to 12/31/2010.........  $ 8.06019    $ 9.45837      169,419
    01/01/2011 to 12/31/2011.........  $ 9.45837    $ 9.18401      142,218
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95987    $11.07884        9,461
    01/01/2007 to 12/31/2007.........  $11.07884    $11.87567       27,105
    01/01/2008 to 12/31/2008.........  $11.87567    $ 7.68143       39,719
    01/01/2009 to 12/31/2009.........  $ 7.68143    $ 9.89869       46,304
    01/01/2010 to 12/31/2010.........  $ 9.89869    $10.86845       43,950
    01/01/2011 to 12/31/2011.........  $10.86845    $10.31678       63,362

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.93144    $10.35955        9,672
    01/01/2007 to 12/31/2007.........  $10.35955    $11.68399       22,402
    01/01/2008 to 12/31/2008.........  $11.68399    $ 7.29262       35,994
    01/01/2009 to 12/31/2009.........  $ 7.29262    $ 8.88300       44,333
    01/01/2010 to 12/31/2010.........  $ 8.88300    $ 9.81745       73,010
    01/01/2011 to 12/31/2011.........  $ 9.81745    $ 9.56339       55,757
 AST MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.92877    $10.37935       17,928
    01/01/2007 to 12/31/2007.........  $10.37935    $10.44960       50,093
    01/01/2008 to 12/31/2008.........  $10.44960    $ 6.33563       46,590
    01/01/2009 to 12/31/2009.........  $ 6.33563    $ 8.62254       68,287
    01/01/2010 to 12/31/2010.........  $ 8.62254    $10.44421       75,740
    01/01/2011 to 12/31/2011.........  $10.44421    $ 9.88148       80,974
 AST MONEY MARKET PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99951    $10.18444       73,532
    01/01/2007 to 12/31/2007.........  $10.18444    $10.46814      175,527
    01/01/2008 to 12/31/2008.........  $10.46814    $10.51516      724,864
    01/01/2009 to 12/31/2009.........  $10.51516    $10.32932      319,983
    01/01/2010 to 12/31/2010.........  $10.32932    $10.12431      206,149
    01/01/2011 to 12/31/2011.........  $10.12431    $ 9.92340      219,016
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.03547    $10.13676       26,778
    01/01/2007 to 12/31/2007.........  $10.13676    $10.24685       61,947
    01/01/2008 to 12/31/2008.........  $10.24685    $ 5.79762       71,201
    01/01/2009 to 12/31/2009.........  $ 5.79762    $ 7.99019      124,978
    01/01/2010 to 12/31/2010.........  $ 7.99019    $ 9.66466      149,323
    01/01/2011 to 12/31/2011.........  $ 9.66466    $ 9.23545      113,194
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02824    $10.06439            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96472    $10.17959       14,685
    01/01/2007 to 12/31/2007.........  $10.17959    $12.18878       86,925
    01/01/2008 to 12/31/2008.........  $12.18878    $ 6.78592       79,919
    01/01/2009 to 12/31/2009.........  $ 6.78592    $ 8.63048       83,258
    01/01/2010 to 12/31/2010.........  $ 8.63048    $10.88248       98,518
    01/01/2011 to 12/31/2011.........  $10.88248    $10.84403       84,077

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98775    $ 9.42612         8,246
    01/01/2007 to 12/31/2007.........  $ 9.42612    $10.96429        51,379
    01/01/2008 to 12/31/2008.........  $10.96429    $ 6.17342        59,718
    01/01/2009 to 12/31/2009.........  $ 6.17342    $ 7.41439        56,938
    01/01/2010 to 12/31/2010.........  $ 7.41439    $ 8.73801        57,476
    01/01/2011 to 04/29/2011.........  $ 8.73801    $ 9.78938             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10108    $ 5.56466           868
    01/01/2009 to 12/31/2009.........  $ 5.56466    $ 9.07977        76,455
    01/01/2010 to 12/31/2010.........  $ 9.07977    $10.87894       147,559
    01/01/2011 to 12/31/2011.........  $10.87894    $ 8.49952       116,033
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97993    $10.14601        25,418
    01/01/2007 to 12/31/2007.........  $10.14601    $10.61705        38,117
    01/01/2008 to 12/31/2008.........  $10.61705    $10.51970       171,215
    01/01/2009 to 12/31/2009.........  $10.51970    $11.36291       155,535
    01/01/2010 to 12/31/2010.........  $11.36291    $11.56869       218,728
    01/01/2011 to 12/31/2011.........  $11.56869    $11.59154       151,373
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.97098    $10.27835        67,301
    01/01/2007 to 12/31/2007.........  $10.27835    $10.90759       232,812
    01/01/2008 to 12/31/2008.........  $10.90759    $10.44693       477,777
    01/01/2009 to 12/31/2009.........  $10.44693    $11.92891       789,347
    01/01/2010 to 12/31/2010.........  $11.92891    $12.59155       951,902
    01/01/2011 to 12/31/2011.........  $12.59155    $12.73127       781,155
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97891    $10.39145       113,615
    01/01/2007 to 12/31/2007.........  $10.39145    $11.06941       280,016
    01/01/2008 to 12/31/2008.........  $11.06941    $ 8.73325     1,646,436
    01/01/2009 to 12/31/2009.........  $ 8.73325    $10.27253     4,619,314
    01/01/2010 to 12/31/2010.........  $10.27253    $11.13028     4,613,315
    01/01/2011 to 12/31/2011.........  $11.13028    $11.01569     4,303,458
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01825    $10.06428             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95056    $10.70509        12,851
    01/01/2007 to 12/31/2007.........  $10.70509    $10.70742       102,748
    01/01/2008 to 12/31/2008.........  $10.70742    $ 6.42985       105,318
    01/01/2009 to 12/31/2009.........  $ 6.42985    $ 7.67574       107,762
    01/01/2010 to 12/31/2010.........  $ 7.67574    $ 8.65355        99,843
    01/01/2011 to 12/31/2011.........  $ 8.65355    $ 8.77316        81,735
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99833    $ 8.87815           147

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98409    $10.54623         7,734
    01/01/2007 to 12/31/2007.........  $10.54623    $11.25493        52,850
    01/01/2008 to 12/31/2008.........  $11.25493    $ 7.69891       252,783
    01/01/2009 to 12/31/2009.........  $ 7.69891    $ 9.61241       564,588
    01/01/2010 to 12/31/2010.........  $ 9.61241    $10.53198       666,716
    01/01/2011 to 12/31/2011.........  $10.53198    $ 9.97185       558,660
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.90482    $ 9.88919        17,114
    01/01/2007 to 12/31/2007.........  $ 9.88919    $10.38230        43,610
    01/01/2008 to 12/31/2008.........  $10.38230    $ 6.61289        53,553
    01/01/2009 to 12/31/2009.........  $ 6.61289    $ 8.67722        60,460
    01/01/2010 to 12/31/2010.........  $ 8.67722    $11.59956        63,825
    01/01/2011 to 12/31/2011.........  $11.59956    $11.25555        63,905
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99216    $10.43745        34,916
    01/01/2007 to 12/31/2007.........  $10.43745    $ 9.65301        77,915
    01/01/2008 to 12/31/2008.........  $ 9.65301    $ 6.64799       124,833
    01/01/2009 to 12/31/2009.........  $ 6.64799    $ 8.27329       134,882
    01/01/2010 to 12/31/2010.........  $ 8.27329    $10.21456       134,234
    01/01/2011 to 12/31/2011.........  $10.21456    $ 9.41140       133,500
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96786    $10.60407        31,732
    01/01/2007 to 12/31/2007.........  $10.60407    $11.04690       151,827
    01/01/2008 to 12/31/2008.........  $11.04690    $ 8.01637       729,439
    01/01/2009 to 12/31/2009.........  $ 8.01637    $ 9.75142     1,560,710
    01/01/2010 to 12/31/2010.........  $ 9.75142    $10.65781     1,608,768
    01/01/2011 to 12/31/2011.........  $10.65781    $10.65113     1,421,578
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95018    $11.04440        19,265
    01/01/2007 to 12/31/2007.........  $11.04440    $10.43535        59,523
    01/01/2008 to 12/31/2008.........  $10.43535    $ 5.94250        66,453
    01/01/2009 to 12/31/2009.........  $ 5.94250    $ 7.20882       114,365
    01/01/2010 to 12/31/2010.........  $ 7.20882    $ 7.99959       111,640
    01/01/2011 to 12/31/2011.........  $ 7.99959    $ 7.71059       128,242
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98933    $10.27317        10,024
    01/01/2007 to 12/31/2007.........  $10.27317    $11.03673        70,825
    01/01/2008 to 12/31/2008.........  $11.03673    $10.55165       155,019
    01/01/2009 to 12/31/2009.........  $10.55165    $11.59239       154,889
    01/01/2010 to 12/31/2010.........  $11.59239    $12.01191       102,119
    01/01/2011 to 12/31/2011.........  $12.01191    $12.25648        87,685

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.93985    $10.44162        31,269
    01/01/2007 to 12/31/2007.........  $10.44162    $11.07338       105,160
    01/01/2008 to 12/31/2008.........  $11.07338    $ 6.44882       143,903
    01/01/2009 to 12/31/2009.........  $ 6.44882    $ 9.69200       172,730
    01/01/2010 to 12/31/2010.........  $ 9.69200    $10.99898       189,286
    01/01/2011 to 12/31/2011.........  $10.99898    $10.59556       190,812
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.14718    $ 9.80443        78,226
    01/01/2007 to 12/31/2007.........  $ 9.80443    $13.49811       280,545
    01/01/2008 to 12/31/2008.........  $13.49811    $ 6.61501       448,501
    01/01/2009 to 12/31/2009.........  $ 6.61501    $ 9.68103       570,448
    01/01/2010 to 12/31/2010.........  $ 9.68103    $11.42701       540,982
    01/01/2011 to 12/31/2011.........  $11.42701    $ 9.52728       430,042
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97043    $10.62633       298,911
    01/01/2007 to 12/31/2007.........  $10.62633    $11.40714       614,520
    01/01/2008 to 12/31/2008.........  $11.40714    $ 6.44647       727,095
    01/01/2009 to 12/31/2009.........  $ 6.44647    $ 8.11299       709,214
    01/01/2010 to 12/31/2010.........  $ 8.11299    $ 9.11364       665,490
    01/01/2011 to 12/31/2011.........  $ 9.11364    $ 8.62227       578,409
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99833    $ 9.97497             0
    01/01/2008 to 12/31/2008.........  $ 9.97497    $ 9.26513        36,160
    01/01/2009 to 12/31/2009.........  $ 9.26513    $10.13485       183,941
    01/01/2010 to 12/31/2010.........  $10.13485    $10.70573       218,069
    01/01/2011 to 12/31/2011.........  $10.70573    $11.12302       217,013
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07801    $ 6.62657       292,960
    01/01/2009 to 12/31/2009.........  $ 6.62657    $ 8.44560       890,452
    01/01/2010 to 12/31/2010.........  $ 8.44560    $ 9.12346     1,223,525
    01/01/2011 to 12/31/2011.........  $ 9.12346    $ 8.79101       917,708

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT ONLY (2.15%) OR HIGHEST
   DAILY LIFETIME FIVE INCOME BENEFIT ONLY (2.15%) OR HD GRO 60 BPS (2.15%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.38880    $10.95680      4,005,886
    01/01/2007 to 12/31/2007.........  $10.95680    $11.71266     12,685,306
    01/01/2008 to 12/31/2008.........  $11.71266    $ 7.81625     10,114,664
    01/01/2009 to 12/31/2009.........  $ 7.81625    $ 9.51550     10,025,052
    01/01/2010 to 12/31/2010.........  $ 9.51550    $10.42979      9,531,206
    01/01/2011 to 12/31/2011.........  $10.42979    $ 9.93908      8,762,846
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.14338    $10.62093      1,210,894
    01/01/2007 to 12/31/2007.........  $10.62093    $11.38468      4,044,715
    01/01/2008 to 12/31/2008.........  $11.38468    $ 7.82320      3,237,001
    01/01/2009 to 12/31/2009.........  $ 7.82320    $ 9.66501      3,397,038
    01/01/2010 to 12/31/2010.........  $ 9.66501    $10.75845      3,348,819
    01/01/2011 to 12/31/2011.........  $10.75845    $10.54414      3,034,514
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.69604    $11.77553              0
    01/01/2007 to 12/31/2007.........  $11.77553    $11.51406              0
    01/01/2008 to 12/31/2008.........  $11.51406    $ 7.35512              0
    01/01/2009 to 12/31/2009.........  $ 7.35512    $ 8.48006         12,004
    01/01/2010 to 12/31/2010.........  $ 8.48006    $ 9.45099          9,410
    01/01/2011 to 12/31/2011.........  $ 9.45099    $ 9.58274          4,721
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.33925    $10.84933      1,407,551
    01/01/2007 to 12/31/2007.........  $10.84933    $11.58366      5,234,843
    01/01/2008 to 12/31/2008.........  $11.58366    $ 8.08498      4,799,295
    01/01/2009 to 12/31/2009.........  $ 8.08498    $ 9.75872      4,918,514
    01/01/2010 to 12/31/2010.........  $ 9.75872    $10.72990      4,805,610
    01/01/2011 to 12/31/2011.........  $10.72990    $10.37669      4,302,186

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99767    $ 9.13787        123,178
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.52053    $12.71928              0
    01/01/2007 to 12/31/2007.........  $12.71928    $12.59690              0
    01/01/2008 to 12/31/2008.........  $12.59690    $ 7.73169              0
    01/01/2009 to 12/31/2009.........  $ 7.73169    $ 8.95107            179
    01/01/2010 to 12/31/2010.........  $ 8.95107    $ 9.85304            241
    01/01/2011 to 12/31/2011.........  $ 9.85304    $ 9.59855          2,850
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99883    $ 9.34895              0
    01/01/2010 to 12/31/2010.........  $ 9.34895    $10.12019              0
    01/01/2011 to 12/31/2011.........  $10.12019    $10.86255              0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........  $ 9.99826    $12.00012              0
    01/01/2009 to 12/31/2009.........  $12.00012    $11.03670              0
    01/01/2010 to 12/31/2010.........  $11.03670    $12.01294              0
    01/01/2011 to 12/31/2011.........  $12.01294    $13.35765              0
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........  $ 9.99826    $12.06868              0
    01/01/2009 to 12/31/2009.........  $12.06868    $10.90486              0
    01/01/2010 to 12/31/2010.........  $10.90486    $11.88816          1,310
    01/01/2011 to 12/31/2011.........  $11.88816    $13.49739          1,606
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99883    $ 8.76162              0
    01/01/2010 to 12/31/2010.........  $ 8.76162    $ 9.59316         84,417
    01/01/2011 to 12/31/2011.........  $ 9.59316    $11.14555              0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99767    $10.97418         72,408
    01/01/2011 to 12/31/2011.........  $10.97418    $12.92454        749,325
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99825    $11.98335        287,319
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.50780    $11.13289      4,496,419
    01/01/2007 to 12/31/2007.........  $11.13289    $11.95767     16,419,372
    01/01/2008 to 12/31/2008.........  $11.95767    $ 7.61582     11,788,190
    01/01/2009 to 12/31/2009.........  $ 7.61582    $ 9.34393     11,925,399
    01/01/2010 to 12/31/2010.........  $ 9.34393    $10.37074     11,755,291
    01/01/2011 to 12/31/2011.........  $10.37074    $ 9.90639     10,791,513

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09915    $ 6.67683       132,685
    01/01/2009 to 12/31/2009.........  $ 6.67683    $ 8.29136       185,016
    01/01/2010 to 12/31/2010.........  $ 8.29136    $ 9.28112       269,568
    01/01/2011 to 12/31/2011.........  $ 9.28112    $ 8.86895       246,919
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08097    $ 7.32380       172,253
    01/01/2009 to 12/31/2009.........  $ 7.32380    $ 8.84650       227,014
    01/01/2010 to 12/31/2010.........  $ 8.84650    $ 9.69251       306,433
    01/01/2011 to 12/31/2011.........  $ 9.69251    $ 9.31643       325,732
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.11328    $16.02423             0
    01/01/2007 to 12/31/2007.........  $16.02423    $12.55783             0
    01/01/2008 to 12/31/2008.........  $12.55783    $ 7.98401             0
    01/01/2009 to 12/31/2009.........  $ 7.98401    $10.31138         1,515
    01/01/2010 to 12/31/2010.........  $10.31138    $12.99078         7,457
    01/01/2011 to 12/31/2011.........  $12.99078    $13.55593         3,278
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.22169    $11.71792             0
    01/01/2007 to 12/31/2007.........  $11.71792    $ 9.43198             0
    01/01/2008 to 07/18/2008.........  $ 9.43198    $ 8.61999             0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.16315    $12.06616             0
    01/01/2007 to 12/31/2007.........  $12.06616    $13.13512             0
    01/01/2008 to 12/31/2008.........  $13.13512    $ 7.18873             0
    01/01/2009 to 12/31/2009.........  $ 7.18873    $ 9.33599         8,313
    01/01/2010 to 12/31/2010.........  $ 9.33599    $12.11421        12,965
    01/01/2011 to 12/31/2011.........  $12.11421    $10.30454         9,086
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10348    $ 7.48354        51,262
    01/01/2009 to 12/31/2009.........  $ 7.48354    $ 8.88137        77,911
    01/01/2010 to 12/31/2010.........  $ 8.88137    $ 9.85295       145,351
    01/01/2011 to 12/31/2011.........  $ 9.85295    $ 9.40740       140,822
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.04361    $10.54213       662,361
    01/01/2007 to 12/31/2007.........  $10.54213    $11.20213     2,542,989
    01/01/2008 to 12/31/2008.........  $11.20213    $ 7.18420     2,005,436
    01/01/2009 to 12/31/2009.........  $ 7.18420    $ 8.71044     2,135,557
    01/01/2010 to 12/31/2010.........  $ 8.71044    $ 9.75195     2,115,980
    01/01/2011 to 12/31/2011.........  $ 9.75195    $ 9.40336     1,891,589

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.16332    $10.44382       814,698
    01/01/2007 to 12/31/2007.........  $10.44382    $11.39013     3,857,971
    01/01/2008 to 12/31/2008.........  $11.39013    $ 6.61081     2,981,775
    01/01/2009 to 12/31/2009.........  $ 6.61081    $ 8.15269     3,151,258
    01/01/2010 to 12/31/2010.........  $ 8.15269    $ 9.49915     3,107,509
    01/01/2011 to 12/31/2011.........  $ 9.49915    $ 8.72164     2,958,356
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99826    $ 7.45733        97,557
    01/01/2009 to 11/13/2009.........  $ 7.45733    $ 8.30710             0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17493    $ 6.10058             0
    01/01/2009 to 12/31/2009.........  $ 6.10058    $ 8.06833         1,440
    01/01/2010 to 12/31/2010.........  $ 8.06833    $ 9.49404         2,135
    01/01/2011 to 12/31/2011.........  $ 9.49404    $ 8.82617         1,027
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.21585    $11.54033             0
    01/01/2007 to 12/31/2007.........  $11.54033    $12.87688             0
    01/01/2008 to 12/31/2008.........  $12.87688    $ 7.52930             0
    01/01/2009 to 12/31/2009.........  $ 7.52930    $11.01183        12,171
    01/01/2010 to 12/31/2010.........  $11.01183    $11.88909        11,972
    01/01/2011 to 12/31/2011.........  $11.88909    $11.17858         4,246
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.62847    $11.74026             0
    01/01/2007 to 12/31/2007.........  $11.74026    $12.08115             0
    01/01/2008 to 12/31/2008.........  $12.08115    $ 7.01424             0
    01/01/2009 to 12/31/2009.........  $ 7.01424    $ 8.18418         4,544
    01/01/2010 to 12/31/2010.........  $ 8.18418    $ 9.04440         5,035
    01/01/2011 to 12/31/2011.........  $ 9.04440    $ 8.36561         2,404
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.09667    $10.96352             0
    01/01/2007 to 12/31/2007.........  $10.96352    $12.80795             0
    01/01/2008 to 12/31/2008.........  $12.80795    $ 7.42328             0
    01/01/2009 to 12/31/2009.........  $ 7.42328    $11.41627        12,988
    01/01/2010 to 12/31/2010.........  $11.41627    $13.39182        16,762
    01/01/2011 to 12/31/2011.........  $13.39182    $12.71994         8,299
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03314    $ 7.62336             0
    01/01/2009 to 12/31/2009.........  $ 7.62336    $ 9.46659         9,261
    01/01/2010 to 12/31/2010.........  $ 9.46659    $11.74810        15,867
    01/01/2011 to 12/31/2011.........  $11.74810    $11.65091         5,903

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.06856    $10.60878             0
    01/01/2007 to 12/31/2007.........  $10.60878    $10.64201             0
    01/01/2008 to 12/31/2008.........  $10.64201    $ 7.75677             0
    01/01/2009 to 12/31/2009.........  $ 7.75677    $10.29318         6,203
    01/01/2010 to 12/31/2010.........  $10.29318    $11.43698         5,440
    01/01/2011 to 12/31/2011.........  $11.43698    $11.55188         3,205
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11166    $ 7.11750        74,112
    01/01/2009 to 12/31/2009.........  $ 7.11750    $ 8.82580       159,340
    01/01/2010 to 12/31/2010.........  $ 8.82580    $ 9.83405       224,639
    01/01/2011 to 12/31/2011.........  $ 9.83405    $ 9.57260       159,150
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08915    $ 7.59217       147,930
    01/01/2009 to 12/31/2009.........  $ 7.59217    $ 9.17026       180,458
    01/01/2010 to 12/31/2010.........  $ 9.17026    $10.01855       175,746
    01/01/2011 to 12/31/2011.........  $10.01855    $ 9.75834       153,094
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99177    $10.57369             0
    01/01/2007 to 12/31/2007.........  $10.57369    $12.32194             0
    01/01/2008 to 12/31/2008.........  $12.32194    $ 6.00307             0
    01/01/2009 to 12/31/2009.........  $ 6.00307    $ 7.95060         6,285
    01/01/2010 to 12/31/2010.........  $ 7.95060    $ 8.91178         9,775
    01/01/2011 to 12/31/2011.........  $ 8.91178    $ 7.59690         3,070
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2006* to 12/31/2006........  $10.00992    $10.83593             0
    01/01/2007 to 12/31/2007.........  $10.83593    $12.49528             0
    01/01/2008 to 12/31/2008.........  $12.49528    $ 6.84949             0
    01/01/2009 to 12/31/2009.........  $ 6.84949    $ 8.75042         6,266
    01/01/2010 to 12/31/2010.........  $ 8.75042    $ 9.51572         5,026
    01/01/2011 to 12/31/2011.........  $ 9.51572    $ 8.14664         1,987
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.92161    $11.51373             0
    01/01/2007 to 12/31/2007.........  $11.51373    $11.48901       666,826
    01/01/2008 to 12/31/2008.........  $11.48901    $ 9.26576     1,346,293
    01/01/2009 to 12/31/2009.........  $ 9.26576    $11.06807     1,367,029
    01/01/2010 to 12/31/2010.........  $11.06807    $11.62819     1,313,997
    01/01/2011 to 12/31/2011.........  $11.62819    $11.41042     1,230,668
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08364    $10.28433         1,439
    01/01/2010 to 12/31/2010.........  $10.28433    $11.20726         4,975
    01/01/2011 to 12/31/2011.........  $11.20726    $11.04434         1,358

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14502    $10.29414        1,054
    01/01/2010 to 12/31/2010.........  $10.29414    $11.46057        2,471
    01/01/2011 to 12/31/2011.........  $11.46057    $10.56090          485
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.08901    $12.75684            0
    01/01/2007 to 12/31/2007.........  $12.75684    $13.66576            0
    01/01/2008 to 12/31/2008.........  $13.66576    $ 7.84189            0
    01/01/2009 to 12/31/2009.........  $ 7.84189    $10.43150        3,119
    01/01/2010 to 12/31/2010.........  $10.43150    $10.94417        6,612
    01/01/2011 to 12/31/2011.........  $10.94417    $ 9.73366        2,765
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.06145    $12.19503            0
    01/01/2007 to 12/31/2007.........  $12.19503    $11.58035            0
    01/01/2008 to 12/31/2008.........  $11.58035    $ 6.63284            0
    01/01/2009 to 12/31/2009.........  $ 6.63284    $ 7.75509        1,917
    01/01/2010 to 12/31/2010.........  $ 7.75509    $ 8.59095        2,684
    01/01/2011 to 12/31/2011.........  $ 8.59095    $ 8.05852        1,122
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.19371    $10.65342            0
    01/01/2007 to 12/31/2007.........  $10.65342    $11.06283            0
    01/01/2008 to 12/31/2008.........  $11.06283    $ 8.31161            0
    01/01/2009 to 12/31/2009.........  $ 8.31161    $10.95231          689
    01/01/2010 to 12/31/2010.........  $10.95231    $12.16009          547
    01/01/2011 to 12/31/2011.........  $12.16009    $13.11538        1,239
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.13415    $11.40202            0
    01/01/2007 to 12/31/2007.........  $11.40202    $12.83108            0
    01/01/2008 to 12/31/2008.........  $12.83108    $ 7.07655            0
    01/01/2009 to 12/31/2009.........  $ 7.07655    $ 8.98924        1,694
    01/01/2010 to 12/31/2010.........  $ 8.98924    $10.53837       10,782
    01/01/2011 to 12/31/2011.........  $10.53837    $10.22269        5,139
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.42528    $12.70063            0
    01/01/2007 to 12/31/2007.........  $12.70063    $13.60069            0
    01/01/2008 to 12/31/2008.........  $13.60069    $ 8.78861            0
    01/01/2009 to 12/31/2009.........  $ 8.78861    $11.31440        4,297
    01/01/2010 to 12/31/2010.........  $11.31440    $12.41066        4,660
    01/01/2011 to 12/31/2011.........  $12.41066    $11.76918        2,281

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.03769    $11.50591            0
    01/01/2007 to 12/31/2007.........  $11.50591    $12.96421            0
    01/01/2008 to 12/31/2008.........  $12.96421    $ 8.08374            0
    01/01/2009 to 12/31/2009.........  $ 8.08374    $ 9.83697        2,118
    01/01/2010 to 12/31/2010.........  $ 9.83697    $10.86121        4,940
    01/01/2011 to 12/31/2011.........  $10.86121    $10.56972        2,353
 AST MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.04019    $11.53375            0
    01/01/2007 to 12/31/2007.........  $11.53375    $11.60037            0
    01/01/2008 to 12/31/2008.........  $11.60037    $ 7.02641            0
    01/01/2009 to 12/31/2009.........  $ 7.02641    $ 9.55328        2,050
    01/01/2010 to 12/31/2010.........  $ 9.55328    $11.56022        1,739
    01/01/2011 to 12/31/2011.........  $11.56022    $10.92663        1,018
 AST MONEY MARKET PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99943    $10.17783            0
    01/01/2007 to 12/31/2007.........  $10.17783    $10.45102            0
    01/01/2008 to 12/31/2008.........  $10.45102    $10.48777            0
    01/01/2009 to 12/31/2009.........  $10.48777    $10.29201        4,679
    01/01/2010 to 12/31/2010.........  $10.29201    $10.07791        1,595
    01/01/2011 to 12/31/2011.........  $10.07791    $ 9.86837        2,091
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.64597    $11.75586            0
    01/01/2007 to 12/31/2007.........  $11.75586    $11.87182            0
    01/01/2008 to 12/31/2008.........  $11.87182    $ 6.71043            0
    01/01/2009 to 12/31/2009.........  $ 6.71043    $ 9.23915        2,923
    01/01/2010 to 12/31/2010.........  $ 9.23915    $11.16454       13,826
    01/01/2011 to 12/31/2011.........  $11.16454    $10.65842        6,220
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02816    $10.06271            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.35009    $12.60819            0
    01/01/2007 to 12/31/2007.........  $12.60819    $15.08190            0
    01/01/2008 to 12/31/2008.........  $15.08190    $ 8.38847            0
    01/01/2009 to 12/31/2009.........  $ 8.38847    $10.65813        6,503
    01/01/2010 to 12/31/2010.........  $10.65813    $13.42615        5,260
    01/01/2011 to 12/31/2011.........  $13.42615    $13.36567        4,752
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.48889    $10.83586            0
    01/01/2007 to 12/31/2007.........  $10.83586    $12.59164            0
    01/01/2008 to 12/31/2008.........  $12.59164    $ 7.08274            0
    01/01/2009 to 12/31/2009.........  $ 7.08274    $ 8.49810        2,902
    01/01/2010 to 12/31/2010.........  $ 8.49810    $10.00545       10,445
    01/01/2011 to 04/29/2011.........  $10.00545    $11.20572            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10100    $ 5.56220             0
    01/01/2009 to 12/31/2009.........  $ 5.56220    $ 9.06699        23,395
    01/01/2010 to 12/31/2010.........  $ 9.06699    $10.85299        37,290
    01/01/2011 to 12/31/2011.........  $10.85299    $ 8.47100        11,321
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.02208    $10.18235             0
    01/01/2007 to 12/31/2007.........  $10.18235    $10.64459             0
    01/01/2008 to 12/31/2008.........  $10.64459    $10.53674             0
    01/01/2009 to 12/31/2009.........  $10.53674    $11.37025         1,056
    01/01/2010 to 12/31/2010.........  $11.37025    $11.56490           955
    01/01/2011 to 12/31/2011.........  $11.56490    $11.57644         3,229
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.97090    $10.27161             0
    01/01/2007 to 12/31/2007.........  $10.27161    $10.88965             0
    01/01/2008 to 12/31/2008.........  $10.88965    $10.41948             0
    01/01/2009 to 12/31/2009.........  $10.41948    $11.88583        36,136
    01/01/2010 to 12/31/2010.........  $11.88583    $12.53367        68,225
    01/01/2011 to 12/31/2011.........  $12.53367    $12.66037        38,568
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.19055    $10.60497       535,175
    01/01/2007 to 12/31/2007.........  $10.60497    $11.28575     1,344,079
    01/01/2008 to 12/31/2008.........  $11.28575    $ 8.89526     2,382,521
    01/01/2009 to 12/31/2009.........  $ 8.89526    $10.45297     2,632,891
    01/01/2010 to 12/31/2010.........  $10.45297    $11.31482     2,806,427
    01/01/2011 to 12/31/2011.........  $11.31482    $11.18744     2,787,380
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01817    $10.06259             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.62248    $11.42056             0
    01/01/2007 to 12/31/2007.........  $11.42056    $11.41173             0
    01/01/2008 to 12/31/2008.........  $11.41173    $ 6.84612             0
    01/01/2009 to 12/31/2009.........  $ 6.84612    $ 8.16461           911
    01/01/2010 to 12/31/2010.........  $ 8.16461    $ 9.19572         5,022
    01/01/2011 to 12/31/2011.........  $ 9.19572    $ 9.31379         2,191
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99825    $ 8.87224             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.45139    $11.03272             0
    01/01/2007 to 12/31/2007.........  $11.03272    $11.76249       253,263
    01/01/2008 to 12/31/2008.........  $11.76249    $ 8.03826       362,000
    01/01/2009 to 12/31/2009.........  $ 8.03826    $10.02627       485,785
    01/01/2010 to 12/31/2010.........  $10.02627    $10.97475       524,465
    01/01/2011 to 12/31/2011.........  $10.97475    $10.38093       509,329
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.90474    $ 9.88267             0
    01/01/2007 to 12/31/2007.........  $ 9.88267    $10.36529             0
    01/01/2008 to 12/31/2008.........  $10.36529    $ 6.59557             0
    01/01/2009 to 12/31/2009.........  $ 6.59557    $ 8.64603         1,131
    01/01/2010 to 12/31/2010.........  $ 8.64603    $11.54673         2,961
    01/01/2011 to 12/31/2011.........  $11.54673    $11.19338         5,290
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.93965    $12.46359             0
    01/01/2007 to 12/31/2007.........  $12.46359    $11.51553             0
    01/01/2008 to 12/31/2008.........  $11.51553    $ 7.92294             0
    01/01/2009 to 12/31/2009.........  $ 7.92294    $ 9.85035         4,057
    01/01/2010 to 12/31/2010.........  $ 9.85035    $12.14978         4,393
    01/01/2011 to 12/31/2011.........  $12.14978    $11.18351         1,973
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.68518    $11.35981        40,367
    01/01/2007 to 12/31/2007.........  $11.35981    $11.82256     2,111,934
    01/01/2008 to 12/31/2008.........  $11.82256    $ 8.57089     1,594,583
    01/01/2009 to 12/31/2009.........  $ 8.57089    $10.41585     1,723,559
    01/01/2010 to 12/31/2010.........  $10.41585    $11.37298     1,812,690
    01/01/2011 to 12/31/2011.........  $11.37298    $11.35486     1,727,428
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.00032    $12.20210             0
    01/01/2007 to 12/31/2007.........  $12.20210    $11.51791             0
    01/01/2008 to 12/31/2008.........  $11.51791    $ 6.55256             0
    01/01/2009 to 12/31/2009.........  $ 6.55256    $ 7.94114           840
    01/01/2010 to 12/31/2010.........  $ 7.94114    $ 8.80362         2,665
    01/01/2011 to 12/31/2011.........  $ 8.80362    $ 8.47732         1,523
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.52835    $ 9.79265             0
    01/01/2007 to 12/31/2007.........  $ 9.79265    $10.51014             0
    01/01/2008 to 12/31/2008.........  $10.51014    $10.03832             0
    01/01/2009 to 12/31/2009.........  $10.03832    $11.01755         8,692
    01/01/2010 to 12/31/2010.........  $11.01755    $11.40516         8,166
    01/01/2011 to 12/31/2011.........  $11.40516    $11.62600         5,032

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.93977    $10.43471            0
    01/01/2007 to 12/31/2007.........  $10.43471    $11.05504            0
    01/01/2008 to 12/31/2008.........  $11.05504    $ 6.43180            0
    01/01/2009 to 12/31/2009.........  $ 6.43180    $ 9.65708        7,231
    01/01/2010 to 12/31/2010.........  $ 9.65708    $10.94866        7,600
    01/01/2011 to 12/31/2011.........  $10.94866    $10.53687        4,208
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.73591    $13.26331            0
    01/01/2007 to 12/31/2007.........  $13.26331    $18.24214            0
    01/01/2008 to 12/31/2008.........  $18.24214    $ 8.93123            0
    01/01/2009 to 12/31/2009.........  $ 8.93123    $13.05802       22,340
    01/01/2010 to 12/31/2010.........  $13.05802    $15.39811       42,014
    01/01/2011 to 12/31/2011.........  $15.39811    $12.82550       10,499
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.62670    $11.31844            0
    01/01/2007 to 12/31/2007.........  $11.31844    $12.13812            0
    01/01/2008 to 12/31/2008.........  $12.13812    $ 6.85286            0
    01/01/2009 to 12/31/2009.........  $ 6.85286    $ 8.61586       65,688
    01/01/2010 to 12/31/2010.........  $ 8.61586    $ 9.66907       59,466
    01/01/2011 to 12/31/2011.........  $ 9.66907    $ 9.13871       38,362
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99825    $ 9.97382            0
    01/01/2008 to 12/31/2008.........  $ 9.97382    $ 9.25507            0
    01/01/2009 to 12/31/2009.........  $ 9.25507    $10.11398       15,182
    01/01/2010 to 12/31/2010.........  $10.11398    $10.67324       17,950
    01/01/2011 to 12/31/2011.........  $10.67324    $11.07849        9,470
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07798    $ 6.62220      167,263
    01/01/2009 to 12/31/2009.........  $ 6.62220    $ 8.43190      241,031
    01/01/2010 to 12/31/2010.........  $ 8.43190    $ 9.09971      350,791
    01/01/2011 to 12/31/2011.........  $ 9.09971    $ 8.75962      312,231

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (2.30%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.38254    $10.93964     1,600,148
    01/01/2007 to 12/31/2007.........  $10.93964    $11.67705     3,537,461
    01/01/2008 to 12/31/2008.........  $11.67705    $ 7.78101     3,650,928
    01/01/2009 to 12/31/2009.........  $ 7.78101    $ 9.45889     4,634,630
    01/01/2010 to 12/31/2010.........  $ 9.45889    $10.35258     5,137,364
    01/01/2011 to 12/31/2011.........  $10.35258    $ 9.85110     4,511,499
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.14153    $10.60866       424,382
    01/01/2007 to 12/31/2007.........  $10.60866    $11.35477       863,059
    01/01/2008 to 12/31/2008.........  $11.35477    $ 7.79118     1,109,886
    01/01/2009 to 12/31/2009.........  $ 7.79118    $ 9.61143     1,777,502
    01/01/2010 to 12/31/2010.........  $ 9.61143    $10.68319     2,019,590
    01/01/2011 to 12/31/2011.........  $10.68319    $10.45514     1,914,200
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.67819    $11.74441             0
    01/01/2007 to 12/31/2007.........  $11.74441    $11.46666             0
    01/01/2008 to 12/31/2008.........  $11.46666    $ 7.31404             0
    01/01/2009 to 12/31/2009.........  $ 7.31404    $ 8.42035        31,911
    01/01/2010 to 12/31/2010.........  $ 8.42035    $ 9.37086        45,310
    01/01/2011 to 12/31/2011.........  $ 9.37086    $ 9.48765        45,137
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.33300    $10.83221       472,641
    01/01/2007 to 12/31/2007.........  $10.83221    $11.54845     1,257,388
    01/01/2008 to 12/31/2008.........  $11.54845    $ 8.04854     1,540,491
    01/01/2009 to 12/31/2009.........  $ 8.04854    $ 9.70059     3,064,712
    01/01/2010 to 12/31/2010.........  $ 9.70059    $10.65023     3,948,773
    01/01/2011 to 12/31/2011.........  $10.65023    $10.28464     3,425,837

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99751    $ 9.12885        80,984
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.50126    $12.68570             0
    01/01/2007 to 12/31/2007.........  $12.68570    $12.54510             0
    01/01/2008 to 12/31/2008.........  $12.54510    $ 7.68854             0
    01/01/2009 to 12/31/2009.........  $ 7.68854    $ 8.88795        22,055
    01/01/2010 to 12/31/2010.........  $ 8.88795    $ 9.76915        27,202
    01/01/2011 to 12/31/2011.........  $ 9.76915    $ 9.50286        16,188
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.50138    $11.11514     1,819,256
    01/01/2007 to 12/31/2007.........  $11.11514    $11.92105     3,806,864
    01/01/2008 to 12/31/2008.........  $11.92105    $ 7.58135     3,824,505
    01/01/2009 to 12/31/2009.........  $ 7.58135    $ 9.28814     5,711,545
    01/01/2010 to 12/31/2010.........  $ 9.28814    $10.29386     6,530,490
    01/01/2011 to 12/31/2011.........  $10.29386    $ 9.81857     5,407,760
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09911    $ 6.67029         5,346
    01/01/2009 to 12/31/2009.........  $ 6.67029    $ 8.27102       539,801
    01/01/2010 to 12/31/2010.........  $ 8.27102    $ 9.24479     1,143,600
    01/01/2011 to 12/31/2011.........  $ 9.24479    $ 8.82135       769,975
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08093    $ 7.31661         6,340
    01/01/2009 to 12/31/2009.........  $ 7.31661    $ 8.82485       737,299
    01/01/2010 to 12/31/2010.........  $ 8.82485    $ 9.65463     1,444,005
    01/01/2011 to 12/31/2011.........  $ 9.65463    $ 9.26641     1,175,865
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.09141    $15.98198             0
    01/01/2007 to 12/31/2007.........  $15.98198    $12.50625             0
    01/01/2008 to 12/31/2008.........  $12.50625    $ 7.93961             0
    01/01/2009 to 12/31/2009.........  $ 7.93961    $10.23905        13,457
    01/01/2010 to 12/31/2010.........  $10.23905    $12.88076        18,915
    01/01/2011 to 12/31/2011.........  $12.88076    $13.42144        29,148
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.20289    $11.68686             0
    01/01/2007 to 12/31/2007.........  $11.68686    $ 9.39302             0
    01/01/2008 to 07/18/2008.........  $ 9.39302    $ 8.57750             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.14275    $12.03427             0
    01/01/2007 to 12/31/2007.........  $12.03427    $13.08104             0
    01/01/2008 to 12/31/2008.........  $13.08104    $ 7.14856             0
    01/01/2009 to 12/31/2009.........  $ 7.14856    $ 9.27013        13,008
    01/01/2010 to 12/31/2010.........  $ 9.27013    $12.01118        17,888
    01/01/2011 to 12/31/2011.........  $12.01118    $10.20193        29,595
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10344    $ 7.47620             0
    01/01/2009 to 12/31/2009.........  $ 7.47620    $ 8.85972       106,110
    01/01/2010 to 12/31/2010.........  $ 8.85972    $ 9.81450       239,549
    01/01/2011 to 12/31/2011.........  $ 9.81450    $ 9.35692       186,134
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.04179    $10.53003       373,790
    01/01/2007 to 12/31/2007.........  $10.53003    $11.17279       652,819
    01/01/2008 to 12/31/2008.........  $11.17279    $ 7.15487       684,409
    01/01/2009 to 12/31/2009.........  $ 7.15487    $ 8.66215       970,053
    01/01/2010 to 12/31/2010.........  $ 8.66215    $ 9.68378     1,094,089
    01/01/2011 to 12/31/2011.........  $ 9.68378    $ 9.32398       998,738
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.16144    $10.43165       283,763
    01/01/2007 to 12/31/2007.........  $10.43165    $11.36002       659,236
    01/01/2008 to 12/31/2008.........  $11.36002    $ 6.58367       655,583
    01/01/2009 to 12/31/2009.........  $ 6.58367    $ 8.10732     1,532,700
    01/01/2010 to 12/31/2010.........  $ 8.10732    $ 9.43250     1,911,779
    01/01/2011 to 12/31/2011.........  $ 9.43250    $ 8.64767     1,594,603
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99814    $ 7.45232        12,613
    01/01/2009 to 11/13/2009.........  $ 7.45232    $ 8.29100             0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17481    $ 6.09650             0
    01/01/2009 to 12/31/2009.........  $ 6.09650    $ 8.05116        11,445
    01/01/2010 to 12/31/2010.........  $ 8.05116    $ 9.46002        24,643
    01/01/2011 to 12/31/2011.........  $ 9.46002    $ 8.78163        19,788
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.19701    $11.50977             0
    01/01/2007 to 12/31/2007.........  $11.50977    $12.82386             0
    01/01/2008 to 12/31/2008.........  $12.82386    $ 7.48722             0
    01/01/2009 to 12/31/2009.........  $ 7.48722    $10.93431        43,192
    01/01/2010 to 12/31/2010.........  $10.93431    $11.78814        53,396
    01/01/2011 to 12/31/2011.........  $11.78814    $11.06745        52,648

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.61064    $11.70917            0
    01/01/2007 to 12/31/2007.........  $11.70917    $12.03143            0
    01/01/2008 to 12/31/2008.........  $12.03143    $ 6.97511            0
    01/01/2009 to 12/31/2009.........  $ 6.97511    $ 8.12654       39,583
    01/01/2010 to 12/31/2010.........  $ 8.12654    $ 8.96759       72,779
    01/01/2011 to 12/31/2011.........  $ 8.96759    $ 8.28237       36,851
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.07819    $10.93456            0
    01/01/2007 to 12/31/2007.........  $10.93456    $12.75534            0
    01/01/2008 to 12/31/2008.........  $12.75534    $ 7.38191            0
    01/01/2009 to 12/31/2009.........  $ 7.38191    $11.33587       50,108
    01/01/2010 to 12/31/2010.........  $11.33587    $13.27803       74,901
    01/01/2011 to 12/31/2011.........  $13.27803    $12.59342       48,591
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03302    $ 7.61835            0
    01/01/2009 to 12/31/2009.........  $ 7.61835    $ 9.44641       10,566
    01/01/2010 to 12/31/2010.........  $ 9.44641    $11.70578       19,745
    01/01/2011 to 12/31/2011.........  $11.70578    $11.59196       19,295
 AST HIGH YIELD PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.05159    $10.58061            0
    01/01/2007 to 12/31/2007.........  $10.58061    $10.59817            0
    01/01/2008 to 12/31/2008.........  $10.59817    $ 7.71350            0
    01/01/2009 to 12/31/2009.........  $ 7.71350    $10.22092       18,211
    01/01/2010 to 12/31/2010.........  $10.22092    $11.33996       28,487
    01/01/2011 to 12/31/2011.........  $11.33996    $11.43711       24,583
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11162    $ 7.11052        5,574
    01/01/2009 to 12/31/2009.........  $ 7.11052    $ 8.80420      492,765
    01/01/2010 to 12/31/2010.........  $ 8.80420    $ 9.79553      752,454
    01/01/2011 to 12/31/2011.........  $ 9.79553    $ 9.52105      590,661
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08911    $ 7.58468        3,905
    01/01/2009 to 12/31/2009.........  $ 7.58468    $ 9.14789      502,973
    01/01/2010 to 12/31/2010.........  $ 9.14789    $ 9.97940      724,144
    01/01/2011 to 12/31/2011.........  $ 9.97940    $ 9.70594      638,997
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99165    $10.56332            0
    01/01/2007 to 12/31/2007.........  $10.56332    $12.29178            0
    01/01/2008 to 12/31/2008.........  $12.29178    $ 5.97954            0
    01/01/2009 to 12/31/2009.........  $ 5.97954    $ 7.90775       34,217
    01/01/2010 to 12/31/2010.........  $ 7.90775    $ 8.85072       40,087
    01/01/2011 to 12/31/2011.........  $ 8.85072    $ 7.53378       30,791

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2006* to 12/31/2006........  $10.00980    $10.82527             0
    01/01/2007 to 12/31/2007.........  $10.82527    $12.46444             0
    01/01/2008 to 12/31/2008.........  $12.46444    $ 6.82250             0
    01/01/2009 to 12/31/2009.........  $ 6.82250    $ 8.70312        26,080
    01/01/2010 to 12/31/2010.........  $ 8.70312    $ 9.45037        37,505
    01/01/2011 to 12/31/2011.........  $ 9.45037    $ 8.07874        25,333
 AST INVESTMENT GRADE BOND PORTFOLIO
    04/30/2009* to 12/31/2009........  $10.00000    $10.83253         1,635
    01/01/2010 to 12/31/2010.........  $10.83253    $11.73376         6,091
    01/01/2011 to 12/31/2011.........  $11.73376    $12.89793     3,863,808
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.90341    $11.48321             0
    01/01/2007 to 12/31/2007.........  $11.48321    $11.44173       135,916
    01/01/2008 to 12/31/2008.........  $11.44173    $ 9.21405       389,245
    01/01/2009 to 12/31/2009.........  $ 9.21405    $10.99024       491,443
    01/01/2010 to 12/31/2010.........  $10.99024    $11.52951       515,178
    01/01/2011 to 12/31/2011.........  $11.52951    $11.29693       465,852
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08352    $10.28234             0
    01/01/2010 to 12/31/2010.........  $10.28234    $11.18859        12,626
    01/01/2011 to 12/31/2011.........  $11.18859    $11.00994         4,099
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14490    $10.29213             0
    01/01/2010 to 12/31/2010.........  $10.29213    $11.44159         5,126
    01/01/2011 to 12/31/2011.........  $11.44159    $10.52792         6,183
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.06881    $12.72312             0
    01/01/2007 to 12/31/2007.........  $12.72312    $13.60959             0
    01/01/2008 to 12/31/2008.........  $13.60959    $ 7.79817             0
    01/01/2009 to 12/31/2009.........  $ 7.79817    $10.35804       142,828
    01/01/2010 to 12/31/2010.........  $10.35804    $10.85122        97,893
    01/01/2011 to 12/31/2011.........  $10.85122    $ 9.63698        79,641
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.04291    $12.16274             0
    01/01/2007 to 12/31/2007.........  $12.16274    $11.53283             0
    01/01/2008 to 12/31/2008.........  $11.53283    $ 6.59589             0
    01/01/2009 to 12/31/2009.........  $ 6.59589    $ 7.70055         7,953
    01/01/2010 to 12/31/2010.........  $ 7.70055    $ 8.51795         4,112
    01/01/2011 to 12/31/2011.........  $ 8.51795    $ 7.97841         2,793

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.17666    $10.62529            0
    01/01/2007 to 12/31/2007.........  $10.62529    $11.01730            0
    01/01/2008 to 12/31/2008.........  $11.01730    $ 8.26531            0
    01/01/2009 to 12/31/2009.........  $ 8.26531    $10.87532       24,230
    01/01/2010 to 12/31/2010.........  $10.87532    $12.05706       31,946
    01/01/2011 to 12/31/2011.........  $12.05706    $12.98528       41,423
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.11556    $11.37187            0
    01/01/2007 to 12/31/2007.........  $11.37187    $12.77831            0
    01/01/2008 to 12/31/2008.........  $12.77831    $ 7.03710            0
    01/01/2009 to 12/31/2009.........  $ 7.03710    $ 8.92597      155,405
    01/01/2010 to 12/31/2010.........  $ 8.92597    $10.44883       97,355
    01/01/2011 to 12/31/2011.........  $10.44883    $10.12099       82,837
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.40619    $12.66709            0
    01/01/2007 to 12/31/2007.........  $12.66709    $13.54490            0
    01/01/2008 to 12/31/2008.........  $13.54490    $ 8.73970            0
    01/01/2009 to 12/31/2009.........  $ 8.73970    $11.23486       57,798
    01/01/2010 to 12/31/2010.........  $11.23486    $12.30530      124,310
    01/01/2011 to 12/31/2011.........  $12.30530    $11.65219       67,237
 AST MFS GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.01921    $11.47554            0
    01/01/2007 to 12/31/2007.........  $11.47554    $12.91081            0
    01/01/2008 to 12/31/2008.........  $12.91081    $ 8.03870            0
    01/01/2009 to 12/31/2009.........  $ 8.03870    $ 9.76781        7,646
    01/01/2010 to 12/31/2010.........  $ 9.76781    $10.76895       12,348
    01/01/2011 to 12/31/2011.........  $10.76895    $10.46467       14,878
 AST MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.02184    $11.50338            0
    01/01/2007 to 12/31/2007.........  $11.50338    $11.55277            0
    01/01/2008 to 12/31/2008.........  $11.55277    $ 6.98732            0
    01/01/2009 to 12/31/2009.........  $ 6.98732    $ 9.48619       13,814
    01/01/2010 to 12/31/2010.........  $ 9.48619    $11.46229       17,737
    01/01/2011 to 12/31/2011.........  $11.46229    $10.81819        9,906
 AST MONEY MARKET PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99931    $10.16774            0
    01/01/2007 to 12/31/2007.........  $10.16774    $10.42533            0
    01/01/2008 to 12/31/2008.........  $10.42533    $10.44662            0
    01/01/2009 to 12/31/2009.........  $10.44662    $10.23676       21,842
    01/01/2010 to 12/31/2010.........  $10.23676    $10.00912       68,352
    01/01/2011 to 12/31/2011.........  $10.00912    $ 9.78655      141,326

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.62655    $11.72486            0
    01/01/2007 to 12/31/2007.........  $11.72486    $11.82312            0
    01/01/2008 to 12/31/2008.........  $11.82312    $ 6.67312            0
    01/01/2009 to 12/31/2009.........  $ 6.67312    $ 9.17426       90,627
    01/01/2010 to 12/31/2010.........  $ 9.17426    $11.06988       85,558
    01/01/2011 to 12/31/2011.........  $11.06988    $10.55254       65,485
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02804    $10.06016          739
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.32946    $12.57489            0
    01/01/2007 to 12/31/2007.........  $12.57489    $15.01983            0
    01/01/2008 to 12/31/2008.........  $15.01983    $ 8.34158            0
    01/01/2009 to 12/31/2009.........  $ 8.34158    $10.58299       58,714
    01/01/2010 to 12/31/2010.........  $10.58299    $13.31188      100,724
    01/01/2011 to 12/31/2011.........  $13.31188    $13.23245       11,315
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.46967    $10.80728            0
    01/01/2007 to 12/31/2007.........  $10.80728    $12.53991            0
    01/01/2008 to 12/31/2008.........  $12.53991    $ 7.04323            0
    01/01/2009 to 12/31/2009.........  $ 7.04323    $ 8.43830       17,360
    01/01/2010 to 12/31/2010.........  $ 8.43830    $ 9.92054       18,659
    01/01/2011 to 04/29/2011.........  $ 9.92054    $11.10530            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10088    $ 5.55848            0
    01/01/2009 to 12/31/2009.........  $ 5.55848    $ 9.04757      181,323
    01/01/2010 to 12/31/2010.........  $ 9.04757    $10.81385      328,792
    01/01/2011 to 12/31/2011.........  $10.81385    $ 8.42811      104,981
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.00525    $10.15533            0
    01/01/2007 to 12/31/2007.........  $10.15533    $10.60065            0
    01/01/2008 to 12/31/2008.........  $10.60065    $10.47781            0
    01/01/2009 to 12/31/2009.........  $10.47781    $11.29002       29,049
    01/01/2010 to 12/31/2010.........  $11.29002    $11.46655       31,539
    01/01/2011 to 12/31/2011.........  $11.46655    $11.46118       35,983
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.97078    $10.26154            0
    01/01/2007 to 12/31/2007.........  $10.26154    $10.86301            0
    01/01/2008 to 12/31/2008.........  $10.86301    $10.37888            0
    01/01/2009 to 12/31/2009.........  $10.37888    $11.82223      353,561
    01/01/2010 to 12/31/2010.........  $11.82223    $12.44845      853,716
    01/01/2011 to 12/31/2011.........  $12.44845    $12.55575      603,368

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.18438    $10.58832       181,115
    01/01/2007 to 12/31/2007.........  $10.58832    $11.25143       231,885
    01/01/2008 to 12/31/2008.........  $11.25143    $ 8.85527       671,591
    01/01/2009 to 12/31/2009.........  $ 8.85527    $10.39060     1,642,238
    01/01/2010 to 12/31/2010.........  $10.39060    $11.23093     1,684,823
    01/01/2011 to 12/31/2011.........  $11.23093    $11.08818     1,648,105
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01805    $10.06005         1,282
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.60473    $11.39044             0
    01/01/2007 to 12/31/2007.........  $11.39044    $11.36487             0
    01/01/2008 to 12/31/2008.........  $11.36487    $ 6.80785             0
    01/01/2009 to 12/31/2009.........  $ 6.80785    $ 8.10701        36,891
    01/01/2010 to 12/31/2010.........  $ 8.10701    $ 9.11744        54,039
    01/01/2011 to 12/31/2011.........  $ 9.11744    $ 9.22101        34,037
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99813    $ 8.86352             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.43396    $11.00360             0
    01/01/2007 to 12/31/2007.........  $11.00360    $11.71424        33,547
    01/01/2008 to 12/31/2008.........  $11.71424    $ 7.99351        66,817
    01/01/2009 to 12/31/2009.........  $ 7.99351    $ 9.95586       897,972
    01/01/2010 to 12/31/2010.........  $ 9.95586    $10.88156     1,422,432
    01/01/2011 to 12/31/2011.........  $10.88156    $10.27765     1,103,568
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.90461    $ 9.87296             0
    01/01/2007 to 12/31/2007.........  $ 9.87296    $10.33994             0
    01/01/2008 to 12/31/2008.........  $10.33994    $ 6.56974             0
    01/01/2009 to 12/31/2009.........  $ 6.56974    $ 8.59961        59,475
    01/01/2010 to 12/31/2010.........  $ 8.59961    $11.46782        35,079
    01/01/2011 to 12/31/2011.........  $11.46782    $11.10068        27,464
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.91975    $12.43066             0
    01/01/2007 to 12/31/2007.........  $12.43066    $11.46817             0
    01/01/2008 to 12/31/2008.........  $11.46817    $ 7.87877             0
    01/01/2009 to 12/31/2009.........  $ 7.87877    $ 9.78101         9,018
    01/01/2010 to 12/31/2010.........  $ 9.78101    $12.04659         9,707
    01/01/2011 to 12/31/2011.........  $12.04659    $11.07233         7,017
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.66736    $11.32989        21,780
    01/01/2007 to 12/31/2007.........  $11.32989    $11.77409       403,206
    01/01/2008 to 12/31/2008.........  $11.77409    $ 8.52312       539,620
    01/01/2009 to 12/31/2009.........  $ 8.52312    $10.34266     1,395,565
    01/01/2010 to 12/31/2010.........  $10.34266    $11.27647     1,658,234
    01/01/2011 to 12/31/2011.........  $11.27647    $11.24209     1,517,587

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.98195    $12.16986            0
    01/01/2007 to 12/31/2007.........  $12.16986    $11.47051            0
    01/01/2008 to 12/31/2008.........  $11.47051    $ 6.51593            0
    01/01/2009 to 12/31/2009.........  $ 6.51593    $ 7.88518      196,455
    01/01/2010 to 12/31/2010.........  $ 7.88518    $ 8.72888      165,639
    01/01/2011 to 12/31/2011.........  $ 8.72888    $ 8.39306      117,627
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.51240    $ 9.76680            0
    01/01/2007 to 12/31/2007.........  $ 9.76680    $10.46691            0
    01/01/2008 to 12/31/2008.........  $10.46691    $ 9.98246            0
    01/01/2009 to 12/31/2009.........  $ 9.98246    $10.94031       25,100
    01/01/2010 to 12/31/2010.........  $10.94031    $11.30855       37,393
    01/01/2011 to 12/31/2011.........  $11.30855    $11.51060       33,700
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.93965    $10.42445            0
    01/01/2007 to 12/31/2007.........  $10.42445    $11.02786            0
    01/01/2008 to 12/31/2008.........  $11.02786    $ 6.40651            0
    01/01/2009 to 12/31/2009.........  $ 6.40651    $ 9.60494      180,759
    01/01/2010 to 12/31/2010.........  $ 9.60494    $10.87354      148,566
    01/01/2011 to 12/31/2011.........  $10.87354    $10.44927       96,780
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.71289    $13.22824            0
    01/01/2007 to 12/31/2007.........  $13.22824    $18.16705            0
    01/01/2008 to 12/31/2008.........  $18.16705    $ 8.88133            0
    01/01/2009 to 12/31/2009.........  $ 8.88133    $12.96586       34,738
    01/01/2010 to 12/31/2010.........  $12.96586    $15.26697      168,286
    01/01/2011 to 12/31/2011.........  $15.26697    $12.69771       49,337
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.62035    $11.30056            0
    01/01/2007 to 12/31/2007.........  $11.30056    $12.10105            0
    01/01/2008 to 12/31/2008.........  $12.10105    $ 6.82187            0
    01/01/2009 to 12/31/2009.........  $ 6.82187    $ 8.56459       39,138
    01/01/2010 to 12/31/2010.........  $ 8.56459    $ 9.59753       71,363
    01/01/2011 to 12/31/2011.........  $ 9.59753    $ 9.05781       73,122

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99813    $ 9.97203             0
    01/01/2008 to 12/31/2008.........  $ 9.97203    $ 9.23980             0
    01/01/2009 to 12/31/2009.........  $ 9.23980    $10.08246       174,062
    01/01/2010 to 12/31/2010.........  $10.08246    $10.62443       154,181
    01/01/2011 to 12/31/2011.........  $10.62443    $11.01173       115,301
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07794    $ 6.61569         2,128
    01/01/2009 to 12/31/2009.........  $ 6.61569    $ 8.41122     1,019,921
    01/01/2010 to 12/31/2010.........  $ 8.41122    $ 9.06421     1,782,273
    01/01/2011 to 12/31/2011.........  $ 9.06421    $ 8.71266     1,450,259

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.35%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.75834    $ 9.43986     4,252,347
    01/01/2010 to 12/31/2010.........  $ 9.43986    $10.32669     4,627,984
    01/01/2011 to 12/31/2011.........  $10.32669    $ 9.82155     4,134,047
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.76909    $ 9.59354     1,512,563
    01/01/2010 to 12/31/2010.........  $ 9.59354    $10.65815     1,845,579
    01/01/2011 to 12/31/2011.........  $10.65815    $10.42545     1,631,826
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.80294    $ 8.40065         9,247
    01/01/2010 to 12/31/2010.........  $ 8.40065    $ 9.34431        11,631
    01/01/2011 to 12/31/2011.........  $ 9.34431    $ 9.45612        18,869
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.07145    $ 9.68123     6,554,519
    01/01/2010 to 12/31/2010.........  $ 9.68123    $10.62384     7,582,411
    01/01/2011 to 12/31/2011.........  $10.62384    $10.25414     6,755,067
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99745    $ 9.12583     2,850,644
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.03025    $ 8.86726         8,484
    01/01/2010 to 12/31/2010.........  $ 8.86726    $ 9.74163         3,574
    01/01/2011 to 12/31/2011.........  $ 9.74163    $ 9.47142         5,605

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009.........  $ 9.66533    $ 9.33072             0
    01/01/2010 to 12/31/2010.........  $ 9.33072    $10.08070             0
    01/01/2011 to 12/31/2011.........  $10.08070    $10.79913             0
 AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009.........  $11.29399    $10.99506       157,323
    01/01/2010 to 12/31/2010.........  $10.99506    $11.94428        79,553
    01/01/2011 to 12/31/2011.........  $11.94428    $13.25529        38,886
 AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009.........  $11.25511    $10.86376        55,243
    01/01/2010 to 12/31/2010.........  $10.86376    $11.82023       117,733
    01/01/2011 to 12/31/2011.........  $11.82023    $13.39413        94,375
 AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009.........  $ 9.35768    $ 8.74446             0
    01/01/2010 to 12/31/2010.........  $ 8.74446    $ 9.55565        48,213
    01/01/2011 to 12/31/2011.........  $ 9.55565    $11.08034        13,583
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99745    $10.95270        70,632
    01/01/2011 to 12/31/2011.........  $10.95270    $12.87421        34,741
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99809    $11.96009        78,715
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.57101    $ 9.26952     5,034,909
    01/01/2010 to 12/31/2010.........  $ 9.26952    $10.26814     6,212,739
    01/01/2011 to 12/31/2011.........  $10.26814    $ 9.78927     5,138,561
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.74103    $ 8.26425       543,791
    01/01/2010 to 12/31/2010.........  $ 8.26425    $ 9.23272       948,470
    01/01/2011 to 12/31/2011.........  $ 9.23272    $ 8.80549       703,756
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.42746    $ 8.81771     1,331,992
    01/01/2010 to 12/31/2010.........  $ 8.81771    $ 9.64205     1,541,048
    01/01/2011 to 12/31/2011.........  $ 9.64205    $ 9.24995     1,328,344
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.77850    $10.21482        13,319
    01/01/2010 to 12/31/2010.........  $10.21482    $12.84404        26,665
    01/01/2011 to 12/31/2011.........  $12.84404    $13.37666        16,530

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.12056    $ 9.24860        13,291
    01/01/2010 to 12/31/2010.........  $ 9.24860    $11.97731        14,714
    01/01/2011 to 12/31/2011.........  $11.97731    $10.16820        12,507
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.42635    $ 8.85245       180,716
    01/01/2010 to 12/31/2010.........  $ 8.85245    $ 9.80162       264,585
    01/01/2011 to 12/31/2011.........  $ 9.80162    $ 9.34014       209,356
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.05134    $ 8.64605       963,011
    01/01/2010 to 12/31/2010.........  $ 8.64605    $ 9.66094     1,503,201
    01/01/2011 to 12/31/2011.........  $ 9.66094    $ 9.29742     1,212,660
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.65726    $ 8.09236     1,950,413
    01/01/2010 to 12/31/2010.........  $ 8.09236    $ 9.41046     2,836,532
    01/01/2011 to 12/31/2011.........  $ 9.41046    $ 8.62330     2,057,158
 AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.70107    $ 8.04541        12,087
    01/01/2010 to 12/31/2010.........  $ 8.04541    $ 9.44866        17,206
    01/01/2011 to 12/31/2011.........  $ 9.44866    $ 8.76681        15,171
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.54908    $10.90871        50,148
    01/01/2010 to 12/31/2010.........  $10.90871    $11.75486        72,164
    01/01/2011 to 12/31/2011.........  $11.75486    $11.03082        45,755
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.73628    $ 8.10749        15,876
    01/01/2010 to 12/31/2010.........  $ 8.10749    $ 8.94216        17,185
    01/01/2011 to 12/31/2011.........  $ 8.94216    $ 8.25493        17,348
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.44980    $11.30917        47,164
    01/01/2010 to 12/31/2010.........  $11.30917    $13.24024        66,611
    01/01/2011 to 12/31/2011.........  $13.24024    $12.55147        39,720
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.37520    $ 9.43976         9,418
    01/01/2010 to 12/31/2010.........  $ 9.43976    $11.69193        28,045
    01/01/2011 to 12/31/2011.........  $11.69193    $11.57271        23,172
 AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.17371    $10.19721        14,037
    01/01/2010 to 12/31/2010.........  $10.19721    $11.30809        29,013
    01/01/2011 to 12/31/2011.........  $11.30809    $11.39954        14,294

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.22301    $ 8.79688       403,988
    01/01/2010 to 12/31/2010.........  $ 8.79688    $ 9.78253       516,166
    01/01/2011 to 12/31/2011.........  $ 9.78253    $ 9.50384       395,770
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.73829    $ 9.14036       681,549
    01/01/2010 to 12/31/2010.........  $ 9.14036    $ 9.96633     1,076,636
    01/01/2011 to 12/31/2011.........  $ 9.96633    $ 9.68853       900,579
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.04238    $ 7.89352        29,416
    01/01/2010 to 12/31/2010.........  $ 7.89352    $ 8.83058        39,816
    01/01/2011 to 12/31/2011.........  $ 8.83058    $ 7.51292        18,018
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.71884    $ 8.68753        20,688
    01/01/2010 to 12/31/2010.........  $ 8.68753    $ 9.42890        35,676
    01/01/2011 to 12/31/2011.........  $ 9.42890    $ 8.05644        24,833
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009* to 12/31/2009........  $ 9.98123    $10.82907             0
    01/01/2010 to 12/31/2010.........  $10.82907    $11.72425           904
    01/01/2011 to 12/31/2011.........  $11.72425    $12.88118     4,385,023
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.48763    $10.96455       628,069
    01/01/2010 to 12/31/2010.........  $10.96455    $11.49692       724,178
    01/01/2011 to 12/31/2011.........  $11.49692    $11.25949       657,747
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08348    $10.28169             0
    01/01/2010 to 12/31/2010.........  $10.28169    $11.18250         6,898
    01/01/2011 to 12/31/2011.........  $11.18250    $10.99851         3,991
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14486    $10.29149         6,043
    01/01/2010 to 12/31/2010.........  $10.29149    $11.43520        41,637
    01/01/2011 to 12/31/2011.........  $11.43520    $10.51686        23,719
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.71329    $10.33368        40,215
    01/01/2010 to 12/31/2010.........  $10.33368    $10.82050        80,230
    01/01/2011 to 12/31/2011.........  $10.82050    $ 9.60488        59,517

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.08065    $ 7.68247       13,686
    01/01/2010 to 12/31/2010.........  $ 7.68247    $ 8.49390       33,680
    01/01/2011 to 12/31/2011.........  $ 8.49390    $ 7.95195       30,546
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.02285    $10.84970       10,596
    01/01/2010 to 12/31/2010.........  $10.84970    $12.02269       13,060
    01/01/2011 to 12/31/2011.........  $12.02269    $12.94190       16,402
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.01941    $ 8.90497       22,035
    01/01/2010 to 12/31/2010.........  $ 8.90497    $10.41910       32,195
    01/01/2011 to 12/31/2011.........  $10.41910    $10.08715       30,727
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.45982    $11.20837        9,611
    01/01/2010 to 12/31/2010.........  $11.20837    $12.27036       20,031
    01/01/2011 to 12/31/2011.........  $12.27036    $11.61339       15,584
 AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.05444    $ 9.74490        4,945
    01/01/2010 to 12/31/2010.........  $ 9.74490    $10.73856        9,079
    01/01/2011 to 12/31/2011.........  $10.73856    $10.43001        7,440
 AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.15365    $ 9.46381        8,801
    01/01/2010 to 12/31/2010.........  $ 9.46381    $11.42956       11,219
    01/01/2011 to 12/31/2011.........  $11.42956    $10.78208        8,336
 AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.37182    $10.21844      118,897
    01/01/2010 to 12/31/2010.........  $10.21844    $ 9.98629      116,542
    01/01/2011 to 12/31/2011.........  $ 9.98629    $ 9.75943      113,130
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.77043    $ 9.15272       24,697
    01/01/2010 to 12/31/2010.........  $ 9.15272    $11.03847       41,087
    01/01/2011 to 12/31/2011.........  $11.03847    $10.51733       26,688
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02800    $10.05929            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.53343    $10.55846        5,598
    01/01/2010 to 12/31/2010.........  $10.55846    $13.27452        7,620
    01/01/2011 to 12/31/2011.........  $13.27452    $13.18889       10,737

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.94180    $ 8.41842         2,705
    01/01/2010 to 12/31/2010.........  $ 8.41842    $ 9.89236         3,842
    01/01/2011 to 04/29/2011.........  $ 9.89236    $11.07199             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.15323    $ 9.04108        55,402
    01/01/2010 to 12/31/2010.........  $ 9.04108    $10.80079        76,512
    01/01/2011 to 12/31/2011.........  $10.80079    $ 8.41374        50,301
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.75053    $11.26320        17,914
    01/01/2010 to 12/31/2010.........  $11.26320    $11.43373        26,072
    01/01/2011 to 12/31/2011.........  $11.43373    $11.42279        31,043
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.67650    $11.80051       466,235
    01/01/2010 to 12/31/2010.........  $11.80051    $12.41950       657,967
    01/01/2011 to 12/31/2011.........  $12.41950    $12.52048       562,150
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.96659    $10.36969     3,494,528
    01/01/2010 to 12/31/2010.........  $10.36969    $11.20278     4,162,296
    01/01/2011 to 12/31/2011.........  $11.20278    $11.05498     3,947,323
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01801    $10.05918             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.37411    $ 8.08794         2,415
    01/01/2010 to 12/31/2010.........  $ 8.08794    $ 9.09147        11,783
    01/01/2011 to 12/31/2011.........  $ 9.09147    $ 9.19011        10,286
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99809    $ 8.86065             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.09705    $ 9.93257       736,844
    01/01/2010 to 12/31/2010.........  $ 9.93257    $10.85093     1,274,924
    01/01/2011 to 12/31/2011.........  $10.85093    $10.24382     1,044,460
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.55110    $ 8.58389         7,475
    01/01/2010 to 12/31/2010.........  $ 8.58389    $11.44129        13,593
    01/01/2011 to 12/31/2011.........  $11.44129    $11.06953        14,395

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.53328    $ 9.75803         8,423
    01/01/2010 to 12/31/2010.........  $ 9.75803    $12.01245        13,701
    01/01/2011 to 12/31/2011.........  $12.01245    $11.03554        11,981
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.54115    $10.31836       713,198
    01/01/2010 to 12/31/2010.........  $10.31836    $11.24440     1,121,419
    01/01/2011 to 12/31/2011.........  $11.24440    $11.20462       974,269
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.16691    $ 7.86669        41,306
    01/01/2010 to 12/31/2010.........  $ 7.86669    $ 8.70417        66,947
    01/01/2011 to 12/31/2011.........  $ 8.70417    $ 8.36524        46,033
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.86104    $10.91472        29,565
    01/01/2010 to 12/31/2010.........  $10.91472    $11.27667        44,913
    01/01/2011 to 12/31/2011.........  $11.27667    $11.47253        44,268
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.28717    $ 9.58786        32,361
    01/01/2010 to 12/31/2010.........  $ 9.58786    $10.84896        54,510
    01/01/2011 to 12/31/2011.........  $10.84896    $10.42050        32,934
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.70240    $12.93549        73,664
    01/01/2010 to 12/31/2010.........  $12.93549    $15.22376       126,830
    01/01/2011 to 12/31/2011.........  $15.22376    $12.65564        97,965
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.74865    $ 8.54740       170,491
    01/01/2010 to 12/31/2010.........  $ 8.54740    $ 9.57358       155,762
    01/01/2011 to 12/31/2011.........  $ 9.57358    $ 9.03083       134,788
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.36719    $10.07192        80,753
    01/01/2010 to 12/31/2010.........  $10.07192    $10.60805       137,974
    01/01/2011 to 12/31/2011.........  $10.60805    $10.98935       114,585
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009.........  $ 6.60935    $ 8.40437       632,509
    01/01/2010 to 12/31/2010.........  $ 8.40437    $ 9.05230     1,162,191
    01/01/2011 to 12/31/2011.........  $ 9.05230    $ 8.69706       814,628

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV AND HD GRO (2.40%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.99172    $ 7.75760      603,881
    01/01/2009 to 12/31/2009.........  $ 7.75760    $ 9.42115      616,961
    01/01/2010 to 12/31/2010.........  $ 9.42115    $10.30116      565,969
    01/01/2011 to 12/31/2011.........  $10.30116    $ 9.79264      524,219
 AST ADVANCED STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.83346    $ 7.76986      351,827
    01/01/2009 to 12/31/2009.........  $ 7.76986    $ 9.57583      289,003
    01/01/2010 to 12/31/2010.........  $ 9.57583    $10.63329      255,612
    01/01/2011 to 12/31/2011.........  $10.63329    $10.39610      272,182
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.59847    $ 7.28684            0
    01/01/2009 to 12/31/2009.........  $ 7.28684    $ 8.38086            0
    01/01/2010 to 12/31/2010.........  $ 8.38086    $ 9.31788            0
    01/01/2011 to 12/31/2011.........  $ 9.31788    $ 9.42483            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.00757    $ 8.02434      308,338
    01/01/2009 to 12/31/2009.........  $ 8.02434    $ 9.66193      333,234
    01/01/2010 to 12/31/2010.........  $ 9.66193    $10.59745      332,987
    01/01/2011 to 12/31/2011.........  $10.59745    $10.22361      266,005
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99740    $ 9.12279       14,484
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.69270    $ 7.65994        1,534
    01/01/2009 to 12/31/2009.........  $ 7.65994    $ 8.84617        1,092
    01/01/2010 to 12/31/2010.........  $ 8.84617    $ 9.71381           17
    01/01/2011 to 12/31/2011.........  $ 9.71381    $ 9.43980           31

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99870    $ 9.32612             0
    01/01/2010 to 12/31/2010.........  $ 9.32612    $10.07081             0
    01/01/2011 to 12/31/2011.........  $10.07081    $10.78321             0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........  $ 9.99806    $11.97274       341,684
    01/01/2009 to 12/31/2009.........  $11.97274    $10.98462       342,797
    01/01/2010 to 12/31/2010.........  $10.98462    $11.92705       261,756
    01/01/2011 to 12/31/2011.........  $11.92705    $13.22971       191,819
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........  $ 9.99806    $12.04125       311,202
    01/01/2009 to 12/31/2009.........  $12.04125    $10.85345       253,000
    01/01/2010 to 12/31/2010.........  $10.85345    $11.80330       210,133
    01/01/2011 to 12/31/2011.........  $11.80330    $13.36844       140,793
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99870    $ 8.74021        42,565
    01/01/2010 to 12/31/2010.........  $ 8.74021    $ 9.54633       136,544
    01/01/2011 to 12/31/2011.........  $ 9.54633    $11.06416        15,959
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99740    $10.94733       321,734
    01/01/2011 to 12/31/2011.........  $10.94733    $12.86160       271,018
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99805    $11.95414       267,826
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.08292    $ 7.55860     1,010,108
    01/01/2009 to 12/31/2009.........  $ 7.55860    $ 9.25117     1,085,202
    01/01/2010 to 12/31/2010.........  $ 9.25117    $10.24289       916,818
    01/01/2011 to 12/31/2011.........  $10.24289    $ 9.76047       877,706
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09908    $ 6.66587        23,995
    01/01/2009 to 12/31/2009.........  $ 6.66587    $ 8.25745        52,737
    01/01/2010 to 12/31/2010.........  $ 8.25745    $ 9.22051        48,903
    01/01/2011 to 12/31/2011.........  $ 9.22051    $ 8.78960        68,487
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08090    $ 7.31182         6,393
    01/01/2009 to 12/31/2009.........  $ 7.31182    $ 8.81043        26,680
    01/01/2010 to 12/31/2010.........  $ 8.81043    $ 9.62933        14,069
    01/01/2011 to 12/31/2011.........  $ 9.62933    $ 9.23314        13,675

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST COHEN & STEERS REALTY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $12.50093    $ 7.90995        4,938
    01/01/2009 to 12/31/2009.........  $ 7.90995    $10.19073        8,670
    01/01/2010 to 12/31/2010.........  $10.19073    $12.80753        3,505
    01/01/2011 to 12/31/2011.........  $12.80753    $13.33217        3,211
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 07/18/2008.........  $ 8.77485    $ 8.54936            0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.63602    $ 7.12207        2,202
    01/01/2009 to 12/31/2009.........  $ 7.12207    $ 9.22684          394
    01/01/2010 to 12/31/2010.........  $ 9.22684    $11.94334          333
    01/01/2011 to 12/31/2011.........  $11.94334    $10.13435          455
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10341    $ 7.47127        4,420
    01/01/2009 to 12/31/2009.........  $ 7.47127    $ 8.84522       11,383
    01/01/2010 to 12/31/2010.........  $ 8.84522    $ 9.78877        3,789
    01/01/2011 to 12/31/2011.........  $ 9.78877    $ 9.32332        1,261
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.63345    $ 7.13527       77,210
    01/01/2009 to 12/31/2009.........  $ 7.13527    $ 8.63008      113,426
    01/01/2010 to 12/31/2010.........  $ 8.63008    $ 9.63844       60,833
    01/01/2011 to 12/31/2011.........  $ 9.63844    $ 9.27120       70,464
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.56178    $ 6.56573      246,601
    01/01/2009 to 12/31/2009.........  $ 6.56573    $ 8.07740      329,270
    01/01/2010 to 12/31/2010.........  $ 8.07740    $ 9.38845      220,875
    01/01/2011 to 12/31/2011.........  $ 9.38845    $ 8.59890      216,302
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99806    $ 7.44902          721
    01/01/2009 to 11/13/2009.........  $ 7.44902    $ 8.28018            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17473    $ 6.09375          440
    01/01/2009 to 12/31/2009.........  $ 6.09375    $ 8.03953          634
    01/01/2010 to 12/31/2010.........  $ 8.03953    $ 9.43708          249
    01/01/2011 to 12/31/2011.........  $ 9.43708    $ 8.75182          338
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.42756    $ 7.45948        3,671
    01/01/2009 to 12/31/2009.........  $ 7.45948    $10.88318        6,657
    01/01/2010 to 12/31/2010.........  $10.88318    $11.72159        1,100
    01/01/2011 to 12/31/2011.........  $11.72159    $10.99420        1,578

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.11978    $ 6.94919            0
    01/01/2009 to 12/31/2009.........  $ 6.94919    $ 8.08841        2,100
    01/01/2010 to 12/31/2010.........  $ 8.08841    $ 8.91678        1,081
    01/01/2011 to 12/31/2011.........  $ 8.91678    $ 8.22741        1,036
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.48387    $ 7.35455          357
    01/01/2009 to 12/31/2009.........  $ 7.35455    $11.28278        6,861
    01/01/2010 to 12/31/2010.........  $11.28278    $13.20290        1,484
    01/01/2011 to 12/31/2011.........  $13.20290    $12.50997          421
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03294    $ 7.61489          196
    01/01/2009 to 12/31/2009.........  $ 7.61489    $ 9.43289        1,519
    01/01/2010 to 12/31/2010.........  $ 9.43289    $11.67774          812
    01/01/2011 to 12/31/2011.........  $11.67774    $11.55295          525
 AST HIGH YIELD PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.45468    $ 7.68488          398
    01/01/2009 to 12/31/2009.........  $ 7.68488    $10.17299        4,020
    01/01/2010 to 12/31/2010.........  $10.17299    $11.27582        2,520
    01/01/2011 to 12/31/2011.........  $11.27582    $11.36141        2,172
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11160    $ 7.10587        8,368
    01/01/2009 to 12/31/2009.........  $ 7.10587    $ 8.78979       22,236
    01/01/2010 to 12/31/2010.........  $ 8.78979    $ 9.76990       14,152
    01/01/2011 to 12/31/2011.........  $ 9.76990    $ 9.48685       15,328
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08908    $ 7.57974       41,603
    01/01/2009 to 12/31/2009.........  $ 7.57974    $ 9.13296       39,937
    01/01/2010 to 12/31/2010.........  $ 9.13296    $ 9.95339       15,978
    01/01/2011 to 12/31/2011.........  $ 9.95339    $ 9.67119       14,067
 AST INTERNATIONAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.93443    $ 5.96394            0
    01/01/2009 to 12/31/2009.........  $ 5.96394    $ 7.87947          939
    01/01/2010 to 12/31/2010.........  $ 7.87947    $ 8.81046          857
    01/01/2011 to 12/31/2011.........  $ 8.81046    $ 7.49214          840
 AST INTERNATIONAL VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.10532    $ 6.80473          211
    01/01/2009 to 12/31/2009.........  $ 6.80473    $ 8.67192          352
    01/01/2010 to 12/31/2010.........  $ 8.67192    $ 9.40731          294
    01/01/2011 to 12/31/2011.........  $ 9.40731    $ 8.03400          651

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.67948    $ 9.17983       42,808
    01/01/2009 to 12/31/2009.........  $ 9.17983    $10.93860       69,886
    01/01/2010 to 12/31/2010.........  $10.93860    $11.46408       48,964
    01/01/2011 to 12/31/2011.........  $11.46408    $11.22194       51,363
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08344    $10.28106            0
    01/01/2010 to 12/31/2010.........  $10.28106    $11.17641            0
    01/01/2011 to 12/31/2011.........  $11.17641    $10.98718            0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14482    $10.29084            0
    01/01/2010 to 12/31/2010.........  $10.29084    $11.42897            0
    01/01/2011 to 12/31/2011.........  $11.42897    $10.50609            0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $12.32066    $ 7.76920        2,506
    01/01/2009 to 12/31/2009.........  $ 7.76920    $10.30935        1,547
    01/01/2010 to 12/31/2010.........  $10.30935    $10.78967        1,698
    01/01/2011 to 12/31/2011.........  $10.78967    $ 9.57288        1,602
 AST LARGE-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.87476    $ 6.57126        1,570
    01/01/2009 to 12/31/2009.........  $ 6.57126    $ 7.66428          198
    01/01/2010 to 12/31/2010.........  $ 7.66428    $ 8.46960          148
    01/01/2011 to 12/31/2011.........  $ 8.46960    $ 7.92531          252
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.74007    $ 8.23450            0
    01/01/2009 to 12/31/2009.........  $ 8.23450    $10.82420           83
    01/01/2010 to 12/31/2010.........  $10.82420    $11.98856            7
    01/01/2011 to 12/31/2011.........  $11.98856    $12.89882            6
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.45714    $ 7.01082        3,350
    01/01/2009 to 12/31/2009.........  $ 7.01082    $ 8.88395          468
    01/01/2010 to 12/31/2010.........  $ 8.88395    $10.38934          368
    01/01/2011 to 12/31/2011.........  $10.38934    $10.05351          623
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $12.32121    $ 8.70708        1,331
    01/01/2009 to 12/31/2009.........  $ 8.70708    $11.18206        1,357
    01/01/2010 to 12/31/2010.........  $11.18206    $12.23557          355
    01/01/2011 to 12/31/2011.........  $12.23557    $11.57485        1,184

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.76137    $ 8.00884        1,932
    01/01/2009 to 12/31/2009.........  $ 8.00884    $ 9.72195          272
    01/01/2010 to 12/31/2010.........  $ 9.72195    $10.70795          221
    01/01/2011 to 12/31/2011.........  $10.70795    $10.39520          227
 AST MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.66099    $ 6.96134          590
    01/01/2009 to 12/31/2009.........  $ 6.96134    $ 9.44177          178
    01/01/2010 to 12/31/2010.........  $ 9.44177    $11.39740          130
    01/01/2011 to 12/31/2011.........  $11.39740    $10.74656          478
 AST MONEY MARKET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.42384    $10.41951       21,163
    01/01/2009 to 12/31/2009.........  $10.41951    $10.20039       15,466
    01/01/2010 to 12/31/2010.........  $10.20039    $ 9.96381        7,396
    01/01/2011 to 12/31/2011.........  $ 9.96381    $ 9.73281        7,547
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.68846    $ 6.64824            0
    01/01/2009 to 12/31/2009.........  $ 6.64824    $ 9.13115          581
    01/01/2010 to 12/31/2010.........  $ 9.13115    $11.00702          434
    01/01/2011 to 12/31/2011.........  $11.00702    $10.48229          501
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02796    $10.05848            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $13.21122    $ 8.31062        1,049
    01/01/2009 to 12/31/2009.........  $ 8.31062    $10.53340           75
    01/01/2010 to 12/31/2010.........  $10.53340    $13.23656           96
    01/01/2011 to 12/31/2011.........  $13.23656    $13.14474          218
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.85239    $ 7.01698            0
    01/01/2009 to 12/31/2009.........  $ 7.01698    $ 8.39867        2,590
    01/01/2010 to 12/31/2010.........  $ 8.39867    $ 9.86421        1,464
    01/01/2011 to 04/29/2011.........  $ 9.86421    $11.03877            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10080    $ 5.55599          495
    01/01/2009 to 12/31/2009.........  $ 5.55599    $ 9.03476        6,027
    01/01/2010 to 12/31/2010.........  $ 9.03476    $10.78803        3,932
    01/01/2011 to 12/31/2011.........  $10.78803    $ 8.39970        3,195

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.85895    $10.43883        1,153
    01/01/2009 to 12/31/2009.........  $10.43883    $11.23700        3,566
    01/01/2010 to 12/31/2010.........  $11.23700    $11.40142          846
    01/01/2011 to 12/31/2011.........  $11.40142    $11.38492        1,010
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.12073    $10.35148        5,629
    01/01/2009 to 12/31/2009.........  $10.35148    $11.77952       10,151
    01/01/2010 to 12/31/2010.........  $11.77952    $12.39127        3,248
    01/01/2011 to 12/31/2011.........  $12.39127    $12.48599        4,390
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.97947    $ 8.82842      429,066
    01/01/2009 to 12/31/2009.........  $ 8.82842    $10.34895      473,341
    01/01/2010 to 12/31/2010.........  $10.34895    $11.17484      323,575
    01/01/2011 to 12/31/2011.........  $11.17484    $11.02215      370,598
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01797    $10.05834            0
 AST QMA US EQUITY ALPHA PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.42121    $ 6.78257        1,023
    01/01/2009 to 12/31/2009.........  $ 6.78257    $ 8.06902        1,004
    01/01/2010 to 12/31/2010.........  $ 8.06902    $ 9.06578          330
    01/01/2011 to 12/31/2011.........  $ 9.06578    $ 9.15966          639
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99805    $ 8.85770            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.02914    $ 7.96384        2,639
    01/01/2009 to 12/31/2009.........  $ 7.96384    $ 9.90919       13,532
    01/01/2010 to 12/31/2010.........  $ 9.90919    $10.82004       17,205
    01/01/2011 to 12/31/2011.........  $10.82004    $10.20959       26,556
 AST SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.25163    $ 6.55254            0
    01/01/2009 to 12/31/2009.........  $ 6.55254    $ 8.56868          816
    01/01/2010 to 12/31/2010.........  $ 8.56868    $11.41543          848
    01/01/2011 to 12/31/2011.........  $11.41543    $11.03913        1,023
 AST SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.63940    $ 7.84951          367
    01/01/2009 to 12/31/2009.........  $ 7.84951    $ 9.73526        2,653
    01/01/2010 to 12/31/2010.........  $ 9.73526    $11.97857        1,794
    01/01/2011 to 12/31/2011.........  $11.97857    $10.99907        1,744

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.18796    $ 8.49143       44,820
    01/01/2009 to 12/31/2009.........  $ 8.49143    $10.29409       47,230
    01/01/2010 to 12/31/2010.........  $10.29409    $11.21247       24,429
    01/01/2011 to 12/31/2011.........  $11.21247    $11.16742       43,287
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.66438    $ 6.49175          224
    01/01/2009 to 12/31/2009.........  $ 6.49175    $ 7.84819          256
    01/01/2010 to 12/31/2010.........  $ 7.84819    $ 8.67938           76
    01/01/2011 to 12/31/2011.........  $ 8.67938    $ 8.33725           92
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.68060    $ 9.94523        1,121
    01/01/2009 to 12/31/2009.........  $ 9.94523    $10.88888        3,583
    01/01/2010 to 12/31/2010.........  $10.88888    $11.24447        1,929
    01/01/2011 to 12/31/2011.........  $11.24447    $11.43423        2,976
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.81969    $ 6.38989        2,690
    01/01/2009 to 12/31/2009.........  $ 6.38989    $ 9.57062        6,922
    01/01/2010 to 12/31/2010.........  $ 9.57062    $10.82419        3,376
    01/01/2011 to 12/31/2011.........  $10.82419    $10.39166        4,086
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $16.30576    $ 8.84840        5,478
    01/01/2009 to 12/31/2009.........  $ 8.84840    $12.90519       10,753
    01/01/2010 to 12/31/2010.........  $12.90519    $15.18062        8,631
    01/01/2011 to 12/31/2011.........  $15.18062    $12.61357        7,375
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.95433    $ 6.80133       27,126
    01/01/2009 to 12/31/2009.........  $ 6.80133    $ 8.53031       39,598
    01/01/2010 to 12/31/2010.........  $ 8.53031    $ 9.54965       60,375
    01/01/2011 to 12/31/2011.........  $ 9.54965    $ 9.00389       81,176
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.22146    $ 9.22959        1,490
    01/01/2009 to 12/31/2009.........  $ 9.22959    $10.06145        1,648
    01/01/2010 to 12/31/2010.........  $10.06145    $10.59188          443
    01/01/2011 to 12/31/2011.........  $10.59188    $10.96730          825
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07792    $ 6.61132        9,018
    01/01/2009 to 12/31/2009.........  $ 6.61132    $ 8.39751       11,348
    01/01/2010 to 12/31/2010.........  $ 8.39751    $ 9.04060       50,679
    01/01/2011 to 12/31/2011.........  $ 9.04060    $ 8.68157       70,672

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT, AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
 (2.65%) OR LIFETIME FIVE INCOME BENEFIT AND HIGHEST DAILY VALUE DEATH BENEFIT
                 (2.65%) OR HD GRO 60 BPS AND COMBO DB (2.65%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96931    $10.48036     3,289,884
    01/01/2007 to 12/31/2007.........  $10.48036    $11.14839     9,513,202
    01/01/2008 to 12/31/2008.........  $11.14839    $ 7.40344     7,413,875
    01/01/2009 to 12/31/2009.........  $ 7.40344    $ 8.96902     7,030,223
    01/01/2010 to 12/31/2010.........  $ 8.96902    $ 9.78297     6,858,600
    01/01/2011 to 12/31/2011.........  $ 9.78297    $ 9.27735     6,210,983
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98803    $10.42437     1,145,934
    01/01/2007 to 12/31/2007.........  $10.42437    $11.11930     3,164,345
    01/01/2008 to 12/31/2008.........  $11.11930    $ 7.60358     1,725,561
    01/01/2009 to 12/31/2009.........  $ 7.60358    $ 9.34808     1,731,372
    01/01/2010 to 12/31/2010.........  $ 9.34808    $10.35508     1,737,945
    01/01/2011 to 12/31/2011.........  $10.35508    $10.09954     1,612,906
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98366    $10.95570             0
    01/01/2007 to 12/31/2007.........  $10.95570    $10.65990             0
    01/01/2008 to 12/31/2008.........  $10.65990    $ 6.77622             0
    01/01/2009 to 12/31/2009.........  $ 6.77622    $ 7.77460             0
    01/01/2010 to 12/31/2010.........  $ 7.77460    $ 8.62277             0
    01/01/2011 to 12/31/2011.........  $ 8.62277    $ 8.70041             0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97871    $10.43714     1,006,646
    01/01/2007 to 12/31/2007.........  $10.43714    $11.08891     2,661,825
    01/01/2008 to 12/31/2008.........  $11.08891    $ 7.70197     2,393,135
    01/01/2009 to 12/31/2009.........  $ 7.70197    $ 9.25114     2,400,162
    01/01/2010 to 12/31/2010.........  $ 9.25114    $10.12207     2,355,566
    01/01/2011 to 12/31/2011.........  $10.12207    $ 9.74128     2,185,346

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99785    $ 9.10848         58,822
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.94855    $10.94831              0
    01/01/2007 to 12/31/2007.........  $10.94831    $10.78982              0
    01/01/2008 to 12/31/2008.........  $10.78982    $ 6.59020              0
    01/01/2009 to 12/31/2009.........  $ 6.59020    $ 7.59232              0
    01/01/2010 to 12/31/2010.........  $ 7.59232    $ 8.31666              0
    01/01/2011 to 12/31/2011.........  $ 8.31666    $ 8.06236              0
 AST BOND PORTFOLIO 2016
    05/01/2009* to 12/31/2009........  $ 9.93806    $ 9.57524              0
    01/01/2010 to 12/31/2010.........  $ 9.57524    $10.31464              0
    01/01/2011 to 12/31/2011.........  $10.31464    $11.01745              0
 AST BOND PORTFOLIO 2018
    05/01/2009* to 12/31/2009........  $ 9.92249    $ 9.64102              0
    01/01/2010 to 12/31/2010.........  $ 9.64102    $10.44275              0
    01/01/2011 to 12/31/2011.........  $10.44275    $11.55526              0
 AST BOND PORTFOLIO 2019
    05/01/2009* to 12/31/2009........  $ 9.90527    $ 9.54205              0
    01/01/2010 to 12/31/2010.........  $ 9.54205    $10.35185              0
    01/01/2011 to 12/31/2011.........  $10.35185    $11.69598              0
 AST BOND PORTFOLIO 2020
    05/01/2009* to 12/31/2009........  $ 9.88398    $ 9.21816              0
    01/01/2010 to 12/31/2010.........  $ 9.21816    $10.04391              0
    01/01/2011 to 12/31/2011.........  $10.04391    $11.61261              0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99713    $10.92078              0
    01/01/2011 to 12/31/2011.........  $10.92078    $12.79918          6,240
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99785    $11.92520              0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97902    $10.53841      4,267,356
    01/01/2007 to 12/31/2007.........  $10.53841    $11.26366     14,519,398
    01/01/2008 to 12/31/2008.........  $11.26366    $ 7.13880     10,792,029
    01/01/2009 to 12/31/2009.........  $ 7.13880    $ 8.71609     10,722,487
    01/01/2010 to 12/31/2010.........  $ 8.71609    $ 9.62683     10,215,665
    01/01/2011 to 12/31/2011.........  $ 9.62683    $ 9.15110      9,161,428

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09901    $ 6.65498        36,099
    01/01/2009 to 12/31/2009.........  $ 6.65498    $ 8.22388        42,484
    01/01/2010 to 12/31/2010.........  $ 8.22388    $ 9.16080        90,204
    01/01/2011 to 12/31/2011.........  $ 9.16080    $ 8.71154        90,482
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08083    $ 7.29981        24,404
    01/01/2009 to 12/31/2009.........  $ 7.29981    $ 8.77459        35,760
    01/01/2010 to 12/31/2010.........  $ 8.77459    $ 9.56692        52,460
    01/01/2011 to 12/31/2011.........  $ 9.56692    $ 9.15103        63,095
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.88628    $12.04192             0
    01/01/2007 to 12/31/2007.........  $12.04192    $ 9.39077             0
    01/01/2008 to 12/31/2008.........  $ 9.39077    $ 5.94127             0
    01/01/2009 to 12/31/2009.........  $ 5.94127    $ 7.63580             0
    01/01/2010 to 12/31/2010.........  $ 7.63580    $ 9.57317             0
    01/01/2011 to 12/31/2011.........  $ 9.57317    $ 9.94110             0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98213    $10.38987             0
    01/01/2007 to 12/31/2007.........  $10.38987    $ 8.32196             0
    01/01/2008 to 07/18/2008.........  $ 8.32196    $ 7.58524             0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99785    $ 9.88603             0
    01/01/2007 to 12/31/2007.........  $ 9.88603    $10.70920             0
    01/01/2008 to 12/31/2008.........  $10.70920    $ 5.83244             0
    01/01/2009 to 12/31/2009.........  $ 5.83244    $ 7.53768             0
    01/01/2010 to 12/31/2010.........  $ 7.53768    $ 9.73319             0
    01/01/2011 to 12/31/2011.........  $ 9.73319    $ 8.23885             0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10334    $ 7.45897         6,765
    01/01/2009 to 12/31/2009.........  $ 7.45897    $ 8.80911         6,056
    01/01/2010 to 12/31/2010.........  $ 8.80911    $ 9.72512        28,522
    01/01/2011 to 12/31/2011.........  $ 9.72512    $ 9.24016        33,759
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99785    $10.46021       906,224
    01/01/2007 to 12/31/2007.........  $10.46021    $11.06059     2,389,210
    01/01/2008 to 12/31/2008.........  $11.06059    $ 7.05881     2,233,379
    01/01/2009 to 12/31/2009.........  $ 7.05881    $ 8.51674     2,294,762
    01/01/2010 to 12/31/2010.........  $ 8.51674    $ 9.48868     2,128,691
    01/01/2011 to 12/31/2011.........  $ 9.48868    $ 9.10499     1,984,644

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99785    $10.24054       719,683
    01/01/2007 to 12/31/2007.........  $10.24054    $11.11363     2,790,776
    01/01/2008 to 12/31/2008.........  $11.11363    $ 6.41884     2,332,466
    01/01/2009 to 12/31/2009.........  $ 6.41884    $ 7.87730     2,270,088
    01/01/2010 to 12/31/2010.........  $ 7.87730    $ 9.13353     2,223,179
    01/01/2011 to 12/31/2011.........  $ 9.13353    $ 8.34511     2,097,657
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99786    $ 7.44078         6,203
    01/01/2009 to 11/13/2009.........  $ 7.44078    $ 8.25355             0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17453    $ 6.08697             0
    01/01/2009 to 12/31/2009.........  $ 6.08697    $ 8.01101             0
    01/01/2010 to 12/31/2010.........  $ 8.01101    $ 9.38077             0
    01/01/2011 to 12/31/2011.........  $ 9.38077    $ 8.67835             0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.93421    $10.18853             0
    01/01/2007 to 12/31/2007.........  $10.18853    $11.31282             0
    01/01/2008 to 12/31/2008.........  $11.31282    $ 6.58241             0
    01/01/2009 to 12/31/2009.........  $ 6.58241    $ 9.58016             0
    01/01/2010 to 12/31/2010.........  $ 9.58016    $10.29306             0
    01/01/2011 to 12/31/2011.........  $10.29306    $ 9.63087             0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95981    $10.96603             0
    01/01/2007 to 12/31/2007.........  $10.96603    $11.22919             0
    01/01/2008 to 12/31/2008.........  $11.22919    $ 6.48778             0
    01/01/2009 to 12/31/2009.........  $ 6.48778    $ 7.53298             0
    01/01/2010 to 12/31/2010.........  $ 7.53298    $ 8.28421             0
    01/01/2011 to 12/31/2011.........  $ 8.28421    $ 7.62524             0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95720    $ 9.80585             0
    01/01/2007 to 12/31/2007.........  $ 9.80585    $11.39938             0
    01/01/2008 to 12/31/2008.........  $11.39938    $ 6.57470             0
    01/01/2009 to 12/31/2009.........  $ 6.57470    $10.06189             0
    01/01/2010 to 12/31/2010.........  $10.06189    $11.74566             0
    01/01/2011 to 12/31/2011.........  $11.74566    $11.10213             0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03274    $ 7.60642             0
    01/01/2009 to 12/31/2009.........  $ 7.60642    $ 9.39944             0
    01/01/2010 to 12/31/2010.........  $ 9.39944    $11.60796             0
    01/01/2011 to 12/31/2011.........  $11.60796    $11.45600             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99785    $10.50025            0
    01/01/2007 to 12/31/2007.........  $10.50025    $10.48154            0
    01/01/2008 to 12/31/2008.........  $10.48154    $ 7.60258            0
    01/01/2009 to 12/31/2009.........  $ 7.60258    $10.03959            0
    01/01/2010 to 12/31/2010.........  $10.03959    $11.10076            0
    01/01/2011 to 12/31/2011.........  $11.10076    $11.15781            0
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11153    $ 7.09425       60,909
    01/01/2009 to 12/31/2009.........  $ 7.09425    $ 8.75409      149,827
    01/01/2010 to 12/31/2010.........  $ 8.75409    $ 9.70638      146,047
    01/01/2011 to 12/31/2011.........  $ 9.70638    $ 9.40219      145,451
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08902    $ 7.56739       93,776
    01/01/2009 to 12/31/2009.........  $ 7.56739    $ 9.09584       77,947
    01/01/2010 to 12/31/2010.........  $ 9.09584    $ 9.88878       72,924
    01/01/2011 to 12/31/2011.........  $ 9.88878    $ 9.58504       70,211
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99137    $10.53910            0
    01/01/2007 to 12/31/2007.........  $10.53910    $12.22159            0
    01/01/2008 to 12/31/2008.........  $12.22159    $ 5.92506            0
    01/01/2009 to 12/31/2009.........  $ 5.92506    $ 7.80899            0
    01/01/2010 to 12/31/2010.........  $ 7.80899    $ 8.71044            0
    01/01/2011 to 12/31/2011.........  $ 8.71044    $ 7.38912            0
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2006* to 12/31/2006........  $10.00952    $10.80046            0
    01/01/2007 to 12/31/2007.........  $10.80046    $12.39325            0
    01/01/2008 to 12/31/2008.........  $12.39325    $ 6.76037            0
    01/01/2009 to 12/31/2009.........  $ 6.76037    $ 8.59445            0
    01/01/2010 to 12/31/2010.........  $ 8.59445    $ 9.30062            0
    01/01/2011 to 12/31/2011.........  $ 9.30062    $ 7.92373            0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96650    $10.47287            0
    01/01/2007 to 12/31/2007.........  $10.47287    $10.39915      501,368
    01/01/2008 to 12/31/2008.........  $10.39915    $ 8.34595      600,949
    01/01/2009 to 12/31/2009.........  $ 8.34595    $ 9.92075      623,713
    01/01/2010 to 12/31/2010.........  $ 9.92075    $10.37210      622,237
    01/01/2011 to 12/31/2011.........  $10.37210    $10.12832      604,794
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08324    $10.27775            0
    01/01/2010 to 12/31/2010.........  $10.27775    $11.14556            0
    01/01/2011 to 12/31/2011.........  $11.14556    $10.93023            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14462    $10.28755          0
    01/01/2010 to 12/31/2010.........  $10.28755    $11.39741        611
    01/01/2011 to 12/31/2011.........  $11.39741    $10.45164          0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99785    $10.51599          0
    01/01/2007 to 12/31/2007.........  $10.51599    $11.21007          0
    01/01/2008 to 12/31/2008.........  $11.21007    $ 6.40127          0
    01/01/2009 to 12/31/2009.........  $ 6.40127    $ 8.47356          0
    01/01/2010 to 12/31/2010.........  $ 8.47356    $ 8.84687          0
    01/01/2011 to 12/31/2011.........  $ 8.84687    $ 7.82993          0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95918    $10.94435          0
    01/01/2007 to 12/31/2007.........  $10.94435    $10.34182          0
    01/01/2008 to 12/31/2008.........  $10.34182    $ 5.89445          0
    01/01/2009 to 12/31/2009.........  $ 5.89445    $ 6.85830          0
    01/01/2010 to 12/31/2010.........  $ 6.85830    $ 7.56054          0
    01/01/2011 to 12/31/2011.........  $ 7.56054    $ 7.05750          0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99785    $10.41498          0
    01/01/2007 to 12/31/2007.........  $10.41498    $10.76225          0
    01/01/2008 to 12/31/2008.........  $10.76225    $ 8.04643          0
    01/01/2009 to 12/31/2009.........  $ 8.04643    $10.55127          0
    01/01/2010 to 12/31/2010.........  $10.55127    $11.65786          0
    01/01/2011 to 12/31/2011.........  $11.65786    $12.51259          0
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.94732    $10.15365          0
    01/01/2007 to 12/31/2007.........  $10.15365    $11.37031          0
    01/01/2008 to 12/31/2008.........  $11.37031    $ 6.24030          0
    01/01/2009 to 12/31/2009.........  $ 6.24030    $ 7.88834          0
    01/01/2010 to 12/31/2010.........  $ 7.88834    $ 9.20269          0
    01/01/2011 to 12/31/2011.........  $ 9.20269    $ 8.88354          0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95939    $11.03534          0
    01/01/2007 to 12/31/2007.........  $11.03534    $11.75951          0
    01/01/2008 to 12/31/2008.........  $11.75951    $ 7.56170          0
    01/01/2009 to 12/31/2009.........  $ 7.56170    $ 9.68742          0
    01/01/2010 to 12/31/2010.........  $ 9.68742    $10.57442          0
    01/01/2011 to 12/31/2011.........  $10.57442    $ 9.97901          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.93096    $10.31887         0
    01/01/2007 to 12/31/2007.........  $10.31887    $11.56975         0
    01/01/2008 to 12/31/2008.........  $11.56975    $ 7.17904         0
    01/01/2009 to 12/31/2009.........  $ 7.17904    $ 8.69355         0
    01/01/2010 to 12/31/2010.........  $ 8.69355    $ 9.55192         0
    01/01/2011 to 12/31/2011.........  $ 9.55192    $ 9.25036         0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.92828    $10.33861         0
    01/01/2007 to 12/31/2007.........  $10.33861    $10.34746         0
    01/01/2008 to 12/31/2008.........  $10.34746    $ 6.23685         0
    01/01/2009 to 12/31/2009.........  $ 6.23685    $ 8.43848         0
    01/01/2010 to 12/31/2010.........  $ 8.43848    $10.16154         0
    01/01/2011 to 12/31/2011.........  $10.16154    $ 9.55795         0
 AST MONEY MARKET PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99903    $10.14455         0
    01/01/2007 to 12/31/2007.........  $10.14455    $10.36582         0
    01/01/2008 to 12/31/2008.........  $10.36582    $10.35154         0
    01/01/2009 to 12/31/2009.........  $10.35154    $10.10915         0
    01/01/2010 to 12/31/2010.........  $10.10915    $ 9.85065         0
    01/01/2011 to 12/31/2011.........  $ 9.85065    $ 9.59887         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.03499    $10.09690         0
    01/01/2007 to 12/31/2007.........  $10.09690    $10.14651         0
    01/01/2008 to 12/31/2008.........  $10.14651    $ 5.70727         0
    01/01/2009 to 12/31/2009.........  $ 5.70727    $ 7.81971         0
    01/01/2010 to 12/31/2010.........  $ 7.81971    $ 9.40326         0
    01/01/2011 to 12/31/2011.........  $ 9.40326    $ 8.93322         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02776    $10.05421         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96424    $10.13968         0
    01/01/2007 to 12/31/2007.........  $10.13968    $12.06955         0
    01/01/2008 to 12/31/2008.........  $12.06955    $ 6.68016         0
    01/01/2009 to 12/31/2009.........  $ 6.68016    $ 8.44628         0
    01/01/2010 to 12/31/2010.........  $ 8.44628    $10.58796         0
    01/01/2011 to 12/31/2011.........  $10.58796    $10.48904         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98727    $ 9.38904         0
    01/01/2007 to 12/31/2007.........  $ 9.38904    $10.85685         0
    01/01/2008 to 12/31/2008.........  $10.85685    $ 6.07710         0
    01/01/2009 to 12/31/2009.........  $ 6.07710    $ 7.25599         0
    01/01/2010 to 12/31/2010.........  $ 7.25599    $ 8.50141         0
    01/01/2011 to 04/29/2011.........  $ 8.50141    $ 9.50609         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10060    $ 5.54977             0
    01/01/2009 to 12/31/2009.........  $ 5.54977    $ 9.00268             0
    01/01/2010 to 12/31/2010.........  $ 9.00268    $10.72358             0
    01/01/2011 to 12/31/2011.........  $10.72358    $ 8.32919             0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97945    $10.10621             0
    01/01/2007 to 12/31/2007.........  $10.10621    $10.51324             0
    01/01/2008 to 12/31/2008.........  $10.51324    $10.35600             0
    01/01/2009 to 12/31/2009.........  $10.35600    $11.12066             0
    01/01/2010 to 12/31/2010.........  $11.12066    $11.25600             0
    01/01/2011 to 12/31/2011.........  $11.25600    $11.21246             0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.97050    $10.23796             0
    01/01/2007 to 12/31/2007.........  $10.23796    $10.80078             0
    01/01/2008 to 12/31/2008.........  $10.80078    $10.28416             0
    01/01/2009 to 12/31/2009.........  $10.28416    $11.67439             0
    01/01/2010 to 12/31/2010.........  $11.67439    $12.25079             0
    01/01/2011 to 12/31/2011.........  $12.25079    $12.31439             0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97843    $10.35058       344,932
    01/01/2007 to 12/31/2007.........  $10.35058    $10.96110     1,245,876
    01/01/2008 to 12/31/2008.........  $10.96110    $ 8.59727     1,943,965
    01/01/2009 to 12/31/2009.........  $ 8.59727    $10.05357     2,060,444
    01/01/2010 to 12/31/2010.........  $10.05357    $10.82948     2,050,341
    01/01/2011 to 12/31/2011.........  $10.82948    $10.65550     1,911,588
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01777    $10.05412             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.95008    $10.66309             0
    01/01/2007 to 12/31/2007.........  $10.66309    $10.60276             0
    01/01/2008 to 12/31/2008.........  $10.60276    $ 6.32966             0
    01/01/2009 to 12/31/2009.........  $ 6.32966    $ 7.51185             0
    01/01/2010 to 12/31/2010.........  $ 7.51185    $ 8.41927             0
    01/01/2011 to 12/31/2011.........  $ 8.41927    $ 8.48580             0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99785    $ 8.84314             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98361    $10.50489             0
    01/01/2007 to 12/31/2007.........  $10.50489    $11.14495       359,613
    01/01/2008 to 12/31/2008.........  $11.14495    $ 7.57909       261,530
    01/01/2009 to 12/31/2009.........  $ 7.57909    $ 9.40742       303,544
    01/01/2010 to 12/31/2010.........  $ 9.40742    $10.24718       383,296
    01/01/2011 to 12/31/2011.........  $10.24718    $ 9.64554       464,519
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.90433    $ 9.85030             0
    01/01/2007 to 12/31/2007.........  $ 9.85030    $10.28069             0
    01/01/2008 to 12/31/2008.........  $10.28069    $ 6.50978             0
    01/01/2009 to 12/31/2009.........  $ 6.50978    $ 8.49211             0
    01/01/2010 to 12/31/2010.........  $ 8.49211    $11.28585             0
    01/01/2011 to 12/31/2011.........  $11.28585    $10.88725             0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.99167    $10.39648             0
    01/01/2007 to 12/31/2007.........  $10.39648    $ 9.55860             0
    01/01/2008 to 12/31/2008.........  $ 9.55860    $ 6.54440             0
    01/01/2009 to 12/31/2009.........  $ 6.54440    $ 8.09678             0
    01/01/2010 to 12/31/2010.........  $ 8.09678    $ 9.93828             0
    01/01/2011 to 12/31/2011.........  $ 9.93828    $ 9.10333             0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96738    $10.56246        52,298
    01/01/2007 to 12/31/2007.........  $10.56246    $10.93887     1,498,835
    01/01/2008 to 12/31/2008.........  $10.93887    $ 7.89154       994,417
    01/01/2009 to 12/31/2009.........  $ 7.89154    $ 9.54357     1,025,524
    01/01/2010 to 12/31/2010.........  $ 9.54357    $10.36977       964,801
    01/01/2011 to 12/31/2011.........  $10.36977    $10.30287       928,642
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.94970    $11.00108             0
    01/01/2007 to 12/31/2007.........  $11.00108    $10.33337             0
    01/01/2008 to 12/31/2008.........  $10.33337    $ 5.84996             0
    01/01/2009 to 12/31/2009.........  $ 5.84996    $ 7.05495             0
    01/01/2010 to 12/31/2010.........  $ 7.05495    $ 7.78316             0
    01/01/2011 to 12/31/2011.........  $ 7.78316    $ 7.45823             0
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98885    $10.23278             0
    01/01/2007 to 12/31/2007.........  $10.23278    $10.92868             0
    01/01/2008 to 12/31/2008.........  $10.92868    $10.38726             0
    01/01/2009 to 12/31/2009.........  $10.38726    $11.34510             0
    01/01/2010 to 12/31/2010.........  $11.34510    $11.68700             0
    01/01/2011 to 12/31/2011.........  $11.68700    $11.85538             0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.93937    $10.40053             0
    01/01/2007 to 12/31/2007.........  $10.40053    $10.96483             0
    01/01/2008 to 12/31/2008.........  $10.96483    $ 6.34814             0
    01/01/2009 to 12/31/2009.........  $ 6.34814    $ 9.48494             0
    01/01/2010 to 12/31/2010.........  $ 9.48494    $10.70110             0
    01/01/2011 to 12/31/2011.........  $10.70110    $10.24854             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.14670    $ 9.76596            0
    01/01/2007 to 12/31/2007.........  $ 9.76596    $13.36608            0
    01/01/2008 to 12/31/2008.........  $13.36608    $ 6.51197            0
    01/01/2009 to 12/31/2009.........  $ 6.51197    $ 9.47441            0
    01/01/2010 to 12/31/2010.........  $ 9.47441    $11.11788            0
    01/01/2011 to 12/31/2011.........  $11.11788    $ 9.21533            0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.96994    $10.58456            0
    01/01/2007 to 12/31/2007.........  $10.58456    $11.29541            0
    01/01/2008 to 12/31/2008.........  $11.29541    $ 6.34591            0
    01/01/2009 to 12/31/2009.........  $ 6.34591    $ 7.93970            0
    01/01/2010 to 12/31/2010.........  $ 7.93970    $ 8.86699            0
    01/01/2011 to 12/31/2011.........  $ 8.86699    $ 8.33989        3,239
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99785    $ 9.96779            0
    01/01/2008 to 12/31/2008.........  $ 9.96779    $ 9.20434            0
    01/01/2009 to 12/31/2009.........  $ 9.20434    $10.00948            0
    01/01/2010 to 12/31/2010.........  $10.00948    $10.51144            0
    01/01/2011 to 12/31/2011.........  $10.51144    $10.85741            0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07785    $ 6.60055       67,296
    01/01/2009 to 12/31/2009.........  $ 6.60055    $ 8.36337       78,159
    01/01/2010 to 12/31/2010.........  $ 8.36337    $ 8.98185      114,786
    01/01/2011 to 12/31/2011.........  $ 8.98185    $ 8.60412      114,929

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.08004    $10.91282      129,445
    01/01/2008 to 12/31/2008.........  $10.91282    $ 7.36563      142,405
    01/01/2009 to 12/31/2009.........  $ 7.36563    $ 9.06905       85,377
    01/01/2010 to 12/31/2010.........  $ 9.06905    $10.05357       99,862
    01/01/2011 to 12/31/2011.........  $10.05357    $ 9.68945      172,922
 AST ADVANCED STRATEGIES PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.07305    $10.83452            0
    01/01/2008 to 12/31/2008.........  $10.83452    $ 7.53017            0
    01/01/2009 to 12/31/2009.........  $ 7.53017    $ 9.40896            0
    01/01/2010 to 12/31/2010.........  $ 9.40896    $10.59254            0
    01/01/2011 to 12/31/2011.........  $10.59254    $10.49952       36,272
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.12345    $10.18301            0
    01/01/2008 to 12/31/2008.........  $10.18301    $ 6.57914            0
    01/01/2009 to 12/31/2009.........  $ 6.57914    $ 7.67177        3,699
    01/01/2010 to 12/31/2010.........  $ 7.67177    $ 8.64764        4,096
    01/01/2011 to 12/31/2011.........  $ 8.64764    $ 8.86776        4,581
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.07151    $10.86097        3,120
    01/01/2008 to 12/31/2008.........  $10.86097    $ 7.66698      166,425
    01/01/2009 to 12/31/2009.........  $ 7.66698    $ 9.35958      160,708
    01/01/2010 to 12/31/2010.........  $ 9.35958    $10.40804      226,307
    01/01/2011 to 12/31/2011.........  $10.40804    $10.17985      366,569
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20827            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11154    $10.19617        2,976
    01/01/2008 to 12/31/2008.........  $10.19617    $ 6.32963            0
    01/01/2009 to 12/31/2009.........  $ 6.32963    $ 7.41124            0
    01/01/2010 to 12/31/2010.........  $ 7.41124    $ 8.25078            0
    01/01/2011 to 12/31/2011.........  $ 8.25078    $ 8.12903        4,250
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09687    $11.01224       40,327
    01/01/2008 to 12/31/2008.........  $11.01224    $ 7.09376       47,327
    01/01/2009 to 12/31/2009.........  $ 7.09376    $ 8.80257       75,060
    01/01/2010 to 12/31/2010.........  $ 8.80257    $ 9.88109       85,112
    01/01/2011 to 12/31/2011.........  $ 9.88109    $ 9.54594      115,629
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09946    $ 6.72784            0
    01/01/2009 to 12/31/2009.........  $ 6.72784    $ 8.44981            0
    01/01/2010 to 12/31/2010.........  $ 8.44981    $ 9.56609            0
    01/01/2011 to 12/31/2011.........  $ 9.56609    $ 9.24529       24,558
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08128    $ 7.37971            0
    01/01/2009 to 12/31/2009.........  $ 7.37971    $ 9.01552            0
    01/01/2010 to 12/31/2010.........  $ 9.01552    $ 9.99007            0
    01/01/2011 to 12/31/2011.........  $ 9.99007    $ 9.71160        5,942
 AST COHEN & STEERS REALTY PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10286    $ 7.81223        2,528
    01/01/2008 to 12/31/2008.........  $ 7.81223    $ 5.02371        2,463
    01/01/2009 to 12/31/2009.........  $ 5.02371    $ 6.56219        2,370
    01/01/2010 to 12/31/2010.........  $ 6.56219    $ 8.36127        3,255
    01/01/2011 to 12/31/2011.........  $ 8.36127    $ 8.82419        4,845
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09789    $ 8.33201            0
    01/01/2008 to 07/18/2008.........  $ 8.33201    $ 7.66199            0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10254    $10.91958            0
    01/01/2008 to 12/31/2008.........  $10.91958    $ 6.04442            0
    01/01/2009 to 12/31/2009.........  $ 6.04442    $ 7.93932        3,166
    01/01/2010 to 12/31/2010.........  $ 7.93932    $10.41905        2,949
    01/01/2011 to 12/31/2011.........  $10.41905    $ 8.96343        2,264
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057            0
    01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05097            0
    01/01/2010 to 12/31/2010.........  $ 9.05097    $10.15522            0
    01/01/2011 to 12/31/2011.........  $10.15522    $ 9.80622       17,951

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.07381    $10.77036        7,255
    01/01/2008 to 12/31/2008.........  $10.77036    $ 6.98618       42,388
    01/01/2009 to 12/31/2009.........  $ 6.98618    $ 8.56682       35,985
    01/01/2010 to 12/31/2010.........  $ 8.56682    $ 9.70021       34,782
    01/01/2011 to 12/31/2011.........  $ 9.70021    $ 9.45972       70,843
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10404    $11.19117          469
    01/01/2008 to 12/31/2008.........  $11.19117    $ 6.56949          393
    01/01/2009 to 12/31/2009.........  $ 6.56949    $ 8.19394       29,491
    01/01/2010 to 12/31/2010.........  $ 8.19394    $ 9.65573       34,201
    01/01/2011 to 12/31/2011.........  $ 9.65573    $ 8.96603       49,820
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49594        5,059
    01/01/2009 to 11/13/2009.........  $ 7.49594    $ 8.43273            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17586    $ 6.13224            0
    01/01/2009 to 12/31/2009.........  $ 6.13224    $ 8.20276          146
    01/01/2010 to 12/31/2010.........  $ 8.20276    $ 9.76197          137
    01/01/2011 to 12/31/2011.........  $ 9.76197    $ 9.17833          541
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09100    $11.53628        4,723
    01/01/2008 to 12/31/2008.........  $11.53628    $ 6.82244        4,600
    01/01/2009 to 12/31/2009.........  $ 6.82244    $10.09167        4,428
    01/01/2010 to 12/31/2010.........  $10.09167    $11.01965        5,277
    01/01/2011 to 12/31/2011.........  $11.01965    $10.47885        6,194
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11632    $10.62005            0
    01/01/2008 to 12/31/2008.........  $10.62005    $ 6.23634            0
    01/01/2009 to 12/31/2009.........  $ 6.23634    $ 7.35950        6,458
    01/01/2010 to 12/31/2010.........  $ 7.35950    $ 8.22556        5,948
    01/01/2011 to 12/31/2011.........  $ 8.22556    $ 7.69478        7,670
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09800    $11.48986        1,492
    01/01/2008 to 12/31/2008.........  $11.48986    $ 6.73541            0
    01/01/2009 to 12/31/2009.........  $ 6.73541    $10.47635          231
    01/01/2010 to 12/31/2010.........  $10.47635    $12.42903          782
    01/01/2011 to 12/31/2011.........  $12.42903    $11.93976        1,490

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03407    $ 7.66279          431
    01/01/2009 to 12/31/2009.........  $ 7.66279    $ 9.62383          517
    01/01/2010 to 12/31/2010.........  $ 9.62383    $12.07909        1,114
    01/01/2011 to 12/31/2011.........  $12.07909    $12.11532        1,906
 AST HIGH YIELD PORTFOLIO
    03/19/2007* to 12/31/2007........  $ 9.99918    $ 9.96607            0
    01/01/2008 to 12/31/2008.........  $ 9.96607    $ 7.34697            0
    01/01/2009 to 12/31/2009.........  $ 7.34697    $ 9.86035        3,032
    01/01/2010 to 12/31/2010.........  $ 9.86035    $11.08074       18,004
    01/01/2011 to 12/31/2011.........  $11.08074    $11.31919       24,364
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11197    $ 7.17178            0
    01/01/2009 to 12/31/2009.........  $ 7.17178    $ 8.99427            0
    01/01/2010 to 12/31/2010.........  $ 8.99427    $10.13569            0
    01/01/2011 to 12/31/2011.........  $10.13569    $ 9.97825        1,208
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08946    $ 7.64998          744
    01/01/2009 to 12/31/2009.........  $ 7.64998    $ 9.34543        2,369
    01/01/2010 to 12/31/2010.........  $ 9.34543    $10.32606        7,551
    01/01/2011 to 12/31/2011.........  $10.32606    $10.17206       13,151
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.15948    $12.05201            0
    01/01/2008 to 12/31/2008.........  $12.05201    $ 5.93863            0
    01/01/2009 to 12/31/2009.........  $ 5.93863    $ 7.95483          448
    01/01/2010 to 12/31/2010.........  $ 7.95483    $ 9.01789          458
    01/01/2011 to 12/31/2011.........  $ 9.01789    $ 7.77483          437
 AST INTERNATIONAL VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.12617    $11.65068            0
    01/01/2008 to 12/31/2008.........  $11.65068    $ 6.45950            0
    01/01/2009 to 12/31/2009.........  $ 6.45950    $ 8.34615            0
    01/01/2010 to 12/31/2010.........  $ 8.34615    $ 9.17929          607
    01/01/2011 to 12/31/2011.........  $ 9.17929    $ 7.94794        1,773
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.08054    $10.17383            0
    01/01/2008 to 12/31/2008.........  $10.17383    $ 8.29858       10,258
    01/01/2009 to 12/31/2009.........  $ 8.29858    $10.02568       41,174
    01/01/2010 to 12/31/2010.........  $10.02568    $10.65289       41,076
    01/01/2011 to 12/31/2011.........  $10.65289    $10.57215       44,156

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08457    $10.29963            0
    01/01/2010 to 12/31/2010.........  $10.29963    $11.35164            0
    01/01/2011 to 12/31/2011.........  $11.35164    $11.31377            0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14595    $10.30944            0
    01/01/2010 to 12/31/2010.........  $10.30944    $11.60815          678
    01/01/2011 to 12/31/2011.........  $11.60815    $10.81845        1,493
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.14435    $10.97941        2,000
    01/01/2008 to 12/31/2008.........  $10.97941    $ 6.37232        7,415
    01/01/2009 to 12/31/2009.........  $ 6.37232    $ 8.57302       10,158
    01/01/2010 to 12/31/2010.........  $ 8.57302    $ 9.09678       10,379
    01/01/2011 to 12/31/2011.........  $ 9.09678    $ 8.18270       11,011
 AST LARGE-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11587    $ 9.84473            0
    01/01/2008 to 12/31/2008.........  $ 9.84473    $ 5.70314            0
    01/01/2009 to 12/31/2009.........  $ 5.70314    $ 6.74404            0
    01/01/2010 to 12/31/2010.........  $ 6.74404    $ 7.55590          197
    01/01/2011 to 12/31/2011.........  $ 7.55590    $ 7.16817        1,094
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.02439    $10.32185            0
    01/01/2008 to 12/31/2008.........  $10.32185    $ 7.84324            0
    01/01/2009 to 12/31/2009.........  $ 7.84324    $10.45274        5,287
    01/01/2010 to 12/31/2010.........  $10.45274    $11.73757        4,794
    01/01/2011 to 12/31/2011.........  $11.73757    $12.80336        8,496
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.13199    $11.47337        2,345
    01/01/2008 to 12/31/2008.........  $11.47337    $ 6.40005            0
    01/01/2009 to 12/31/2009.........  $ 6.40005    $ 8.22241        6,687
    01/01/2010 to 12/31/2010.........  $ 8.22241    $ 9.74903        6,413
    01/01/2011 to 12/31/2011.........  $ 9.74903    $ 9.56442        5,154
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11667    $10.95164            0
    01/01/2008 to 12/31/2008.........  $10.95164    $ 7.15759        1,243
    01/01/2009 to 12/31/2009.........  $ 7.15759    $ 9.31966       15,605
    01/01/2010 to 12/31/2010.........  $ 9.31966    $10.33903       12,339
    01/01/2011 to 12/31/2011.........  $10.33903    $ 9.91614       18,473
 AST MFS GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10694    $11.59267            0
    01/01/2008 to 12/31/2008.........  $11.59267    $ 7.31108          440
    01/01/2009 to 12/31/2009.........  $ 7.31108    $ 8.99798        3,010
    01/01/2010 to 12/31/2010.........  $ 8.99798    $10.04775        2,559
    01/01/2011 to 12/31/2011.........  $10.04775    $ 9.88927        3,386

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.10574    $10.11084            0
    01/01/2008 to 12/31/2008.........  $10.11084    $ 6.19415            0
    01/01/2009 to 12/31/2009.........  $ 6.19415    $ 8.51751            0
    01/01/2010 to 12/31/2010.........  $ 8.51751    $10.42410            0
    01/01/2011 to 12/31/2011.........  $10.42410    $ 9.96483          972
 AST MONEY MARKET PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.00052    $10.29973            0
    01/01/2008 to 12/31/2008.........  $10.29973    $10.45357       10,390
    01/01/2009 to 12/31/2009.........  $10.45357    $10.37528        8,118
    01/01/2010 to 12/31/2010.........  $10.37528    $10.27485       23,603
    01/01/2011 to 12/31/2011.........  $10.27485    $10.17598       28,226
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.13369    $10.25701        2,202
    01/01/2008 to 12/31/2008.........  $10.25701    $ 5.86395        1,930
    01/01/2009 to 12/31/2009.........  $ 5.86395    $ 8.16575       10,813
    01/01/2010 to 12/31/2010.........  $ 8.16575    $ 9.97960       10,171
    01/01/2011 to 12/31/2011.........  $ 9.97960    $ 9.63540       10,393
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11565    $11.82260            0
    01/01/2008 to 12/31/2008.........  $11.82260    $ 6.65075            0
    01/01/2009 to 12/31/2009.........  $ 6.65075    $ 8.54648            0
    01/01/2010 to 12/31/2010.........  $ 8.54648    $10.88845            0
    01/01/2011 to 12/31/2011.........  $10.88845    $10.96268          424
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.12073    $11.75209            0
    01/01/2008 to 12/31/2008.........  $11.75209    $ 6.68601            0
    01/01/2009 to 12/31/2009.........  $ 6.68601    $ 8.11354          149
    01/01/2010 to 12/31/2010.........  $ 8.11354    $ 9.66127          139
    01/01/2011 to 04/29/2011.........  $ 9.66127    $10.86028            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093            0
    01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21761          129
    01/01/2010 to 12/31/2010.........  $ 9.21761    $11.15868          125
    01/01/2011 to 12/31/2011.........  $11.15868    $ 8.80869        2,616
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/19/2007* to 12/31/2007........  $ 9.99034    $10.47408        6,233
    01/01/2008 to 12/31/2008.........  $10.47408    $10.48603        6,071
    01/01/2009 to 12/31/2009.........  $10.48603    $11.44430       46,373
    01/01/2010 to 12/31/2010.........  $11.44430    $11.77276       96,945
    01/01/2011 to 12/31/2011.........  $11.77276    $11.91843      101,716

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/19/2007* to 12/31/2007........  $ 9.99058    $10.56075            0
    01/01/2008 to 12/31/2008.........  $10.56075    $10.21988        1,836
    01/01/2009 to 12/31/2009.........  $10.21988    $11.79093       23,401
    01/01/2010 to 12/31/2010.........  $11.79093    $12.57524       35,839
    01/01/2011 to 12/31/2011.........  $12.57524    $12.84647       42,310
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.04514    $10.75670            0
    01/01/2008 to 12/31/2008.........  $10.75670    $ 8.57497       34,793
    01/01/2009 to 12/31/2009.........  $ 8.57497    $10.19125       87,454
    01/01/2010 to 12/31/2010.........  $10.19125    $11.15697      108,923
    01/01/2011 to 12/31/2011.........  $11.15697    $11.15675      207,615
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11188    $10.37151            0
    01/01/2008 to 12/31/2008.........  $10.37151    $ 6.29304            0
    01/01/2009 to 12/31/2009.........  $ 6.29304    $ 7.59041            0
    01/01/2010 to 12/31/2010.........  $ 7.59041    $ 8.64622            0
    01/01/2011 to 12/31/2011.........  $ 8.64622    $ 8.85664          491
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99918    $ 8.93992            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.07291    $10.87140        1,400
    01/01/2008 to 12/31/2008.........  $10.87140    $ 7.51399        1,359
    01/01/2009 to 12/31/2009.........  $ 7.51399    $ 9.47895        9,547
    01/01/2010 to 12/31/2010.........  $ 9.47895    $10.49368       18,919
    01/01/2011 to 12/31/2011.........  $10.49368    $10.03860       22,204
 AST SMALL-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.09716    $10.46802            0
    01/01/2008 to 12/31/2008.........  $10.46802    $ 6.73693            0
    01/01/2009 to 12/31/2009.........  $ 6.73693    $ 8.93194            0
    01/01/2010 to 12/31/2010.........  $ 8.93194    $12.06406            0
    01/01/2011 to 12/31/2011.........  $12.06406    $11.82778          819
 AST SMALL-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11095    $ 9.43656        1,552
    01/01/2008 to 12/31/2008.........  $ 9.43656    $ 6.56669            0
    01/01/2009 to 12/31/2009.........  $ 6.56669    $ 8.25723            0
    01/01/2010 to 12/31/2010.........  $ 8.25723    $10.30053            0
    01/01/2011 to 12/31/2011.........  $10.30053    $ 9.58913          680

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.06740    $10.57860          492
    01/01/2008 to 12/31/2008.........  $10.57860    $ 7.75653       39,334
    01/01/2009 to 12/31/2009.........  $ 7.75653    $ 9.53361       42,393
    01/01/2010 to 12/31/2010.........  $ 9.53361    $10.52807       33,991
    01/01/2011 to 12/31/2011.........  $10.52807    $10.63067       60,944
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.11700    $ 9.82815        5,487
    01/01/2008 to 12/31/2008.........  $ 9.82815    $ 5.65507        5,921
    01/01/2009 to 12/31/2009.........  $ 5.65507    $ 6.93144        5,658
    01/01/2010 to 12/31/2010.........  $ 6.93144    $ 7.77169        5,028
    01/01/2011 to 12/31/2011.........  $ 7.77169    $ 7.56873        6,045
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/19/2007* to 12/31/2007........  $ 9.98213    $10.73003            0
    01/01/2008 to 12/31/2008.........  $10.73003    $10.36499        3,077
    01/01/2009 to 12/31/2009.........  $10.36499    $11.50569       10,277
    01/01/2010 to 12/31/2010.........  $11.50569    $12.04612       11,386
    01/01/2011 to 12/31/2011.........  $12.04612    $12.41886       12,041
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.08361    $10.93976            0
    01/01/2008 to 12/31/2008.........  $10.93976    $ 6.43744        1,333
    01/01/2009 to 12/31/2009.........  $ 6.43744    $ 9.77555        3,241
    01/01/2010 to 12/31/2010.........  $ 9.77555    $11.20897        3,920
    01/01/2011 to 12/31/2011.........  $11.20897    $10.91000        4,699
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.17958    $13.94064            0
    01/01/2008 to 12/31/2008.........  $13.94064    $ 6.90317        6,773
    01/01/2009 to 12/31/2009.........  $ 6.90317    $10.20784       15,445
    01/01/2010 to 12/31/2010.........  $10.20784    $12.17409       13,337
    01/01/2011 to 12/31/2011.........  $12.17409    $10.25550       19,083
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........  $10.12210    $11.05096        1,576
    01/01/2008 to 12/31/2008.........  $11.05096    $ 6.31035        3,962
    01/01/2009 to 12/31/2009.........  $ 6.31035    $ 8.02421       13,667
    01/01/2010 to 12/31/2010.........  $ 8.02421    $ 9.10752       13,459
    01/01/2011 to 12/31/2011.........  $ 9.10752    $ 8.70580       20,325
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99918    $ 9.98774            0
    01/01/2008 to 12/31/2008.........  $ 9.98774    $ 9.37351            0
    01/01/2009 to 12/31/2009.........  $ 9.37351    $10.35999        3,687
    01/01/2010 to 12/31/2010.........  $10.35999    $11.05727        3,593
    01/01/2011 to 12/31/2011.........  $11.05727    $11.60740        6,542

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07829     $6.67267        5,683
    01/01/2009 to 12/31/2009.........  $ 6.67267     $8.59292        9,582
    01/01/2010 to 12/31/2010.........  $ 8.59292     $9.37902        8,610
    01/01/2011 to 12/31/2011.........  $ 9.37902     $9.13111       22,166

* Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011



                                          SUBACCOUNTS
                  --------------------------------------------------------------
                   PRUDENTIAL   PRUDENTIAL                PRUDENTIAL  PRUDENTIAL
                     MONEY      DIVERSIFIED  PRUDENTIAL    FLEXIBLE CONSERVATIVE
                     MARKET        BOND        EQUITY      MANAGED     BALANCED
                   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
                  ------------ ------------ ------------ ----------- -----------
ASSETS
 Investment in
 the portfolios,
 at fair value... $207,800,002 $230,380,167 $188,372,823 $13,558,866 $20,228,188
                  ------------ ------------ ------------ ----------- -----------
  Net Assets..... $207,800,002 $230,380,167 $188,372,823 $13,558,866 $20,228,188
                  ============ ============ ============ =========== ===========

NET ASSETS,
 representing:
 Accumulation
 units........... $207,800,002 $230,380,167 $188,372,823 $13,558,866 $20,228,188
                  ------------ ------------ ------------ ----------- -----------
                  $207,800,002 $230,380,167 $188,372,823 $13,558,866 $20,228,188
                  ============ ============ ============ =========== ===========

 Units
 outstanding.....  171,806,696  102,709,902  103,849,001   7,096,022  10,584,191
                  ============ ============ ============ =========== ===========

 Portfolio shares
 held............   20,780,000   19,623,524    7,938,172     847,959   1,239,472
 Portfolio net
 asset value per
 share........... $      10.00 $      11.74 $      23.73 $     15.99 $     16.32
 Investment in
 portfolio shares,
 at cost......... $207,800,002 $217,114,531 $211,774,217 $14,423,605 $18,949,329

STATEMENT OF OPERATIONS
For the year ended December 31, 2011

                                       SUBACCOUNTS
               -----------------------------------------------------------------
                PRUDENTIAL    PRUDENTIAL                 PRUDENTIAL   PRUDENTIAL
                  MONEY       DIVERSIFIED   PRUDENTIAL    FLEXIBLE  CONSERVATIVE
                  MARKET         BOND         EQUITY      MANAGED      BALANCED
                PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
               ------------  ------------  ------------  ----------- -----------
INVESTMENT
INCOME
 Dividend
 income....... $     48,782  $ 10,181,514  $  1,459,371  $   281,726 $   493,665
               ------------  ------------  ------------  ----------- -----------

EXPENSES
 Charges to
 contract
 owners
 for assuming
 mortality
 risk
 and expense
 risk and for
 administration   3,259,926     3,298,045     3,091,127      198,966     300,598
               ------------  ------------  ------------  ----------- -----------

NET INVESTMENT
INCOME (LOSS).   (3,211,144)    6,883,469    (1,631,756)      82,760     193,067
               ------------  ------------  ------------  ----------- -----------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS
 Capital gains
 distributions
 received.....            0     5,480,515             0            0           0
 Realized gain
 (loss) on
 shares
 redeemed.....            0     2,035,267    (1,520,114)    (151,930)    185,786
 Net change in
 unrealized
 gain (loss)
 on
 investments..            0      (489,164)   (6,262,149)     480,056     284,079
               ------------  ------------  ------------  ----------- -----------

NET GAIN
(LOSS) ON
INVESTMENTS...            0     7,026,618    (7,782,263)     328,126     469,865
               ------------  ------------  ------------  ----------- -----------

NET INCREASE
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS.... $ (3,211,144) $ 13,910,087  $ (9,414,019) $   410,886 $   662,932
               ============  ============  ============  =========== ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$283,060,593     $219,330,891   $10,005,062    $276,320,510     $59,072,342    $263,804,876    $53,030,568     $20,659,880
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$283,060,593     $219,330,891   $10,005,062    $276,320,510     $59,072,342    $263,804,876    $53,030,568     $20,659,880
============     ============   ===========    ============     ===========    ============    ===========     ===========

$283,060,593     $219,330,891   $10,005,062    $276,320,510     $59,072,342    $263,804,876    $53,030,568     $20,659,880
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$283,060,593     $219,330,891   $10,005,062    $276,320,510     $59,072,342    $263,804,876    $53,030,568     $20,659,880
============     ============   ===========    ============     ===========    ============    ===========     ===========

 154,554,980       59,815,434     1,344,833     169,900,405      39,339,355     156,398,185     19,186,425      16,365,412
============     ============   ===========    ============     ===========    ============    ===========     ===========

  17,769,027       44,489,025       261,570       8,780,442       3,487,151      11,341,568      3,119,445       1,739,047
$      15.93     $       4.93   $     38.25    $      31.47     $     16.94    $      23.26    $     17.00     $     11.88
$334,392,074     $235,316,651   $ 9,089,114    $279,808,327     $66,909,280    $252,872,982    $50,395,678     $22,586,069


                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$  3,314,788     $ 17,457,520   $    25,254    $  4,841,325     $ 1,066,748    $    879,802    $   463,568     $   359,567
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

   4,938,549        3,530,722       184,188       4,440,698       1,006,926       4,277,768        800,850         337,995
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

  (1,623,761)      13,926,798      (158,934)        400,627          59,822      (3,397,966)      (337,282)         21,572
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

           0                0             0               0               0               0        768,485               0
  (5,024,689)      (1,523,153)      689,319          18,144        (402,415)      4,568,260        650,646         225,904
 (14,627,047)      (4,105,143)   (3,321,980)      1,116,285      (5,106,244)     (3,189,625)    (1,511,159)     (3,615,512)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

 (19,651,736)      (5,628,296)   (2,632,661)      1,134,429      (5,508,659)      1,378,635        (92,028)     (3,389,608)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

$(21,275,497)    $  8,298,502   $(2,791,595)   $  1,535,056     $(5,448,837)   $ (2,019,331)   $  (429,310)    $(3,368,036)
============     ============   ===========    ============     ===========    ============    ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                                                                                  JANUS ASPEN      OVERSEAS
                                               T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                               EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                                 PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                               ------------- ----------------- ----------------- ------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.  $64,733,818     $86,494,336       $52,764,624    $ 96,776,335    $16,927,596
                                                -----------     -----------       -----------    ------------    -----------
  Net Assets..................................  $64,733,818     $86,494,336       $52,764,624    $ 96,776,335    $16,927,596
                                                ===========     ===========       ===========    ============    ===========

NET ASSETS, representing:
  Accumulation units..........................  $64,733,818     $86,494,336       $52,764,624    $ 96,776,335    $16,927,596
                                                -----------     -----------       -----------    ------------    -----------
                                                $64,733,818     $86,494,336       $52,764,624    $ 96,776,335    $16,927,596
                                                ===========     ===========       ===========    ============    ===========

  Units outstanding...........................   31,233,374      49,252,234        35,341,455      32,274,129     10,468,369
                                                ===========     ===========       ===========    ============    ===========

  Portfolio shares held.......................    3,333,358       3,237,063         2,310,185       2,536,732        901,363
  Portfolio net asset value per share.........  $     19.42     $     26.72       $     22.84    $      38.15    $     18.78
  Investment in portfolio shares, at cost.....  $64,784,776     $78,467,774       $60,097,123    $ 80,175,032    $15,357,120

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                                                                                  JANUS ASPEN      OVERSEAS
                                               T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                               EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                                 PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                               ------------- ----------------- ----------------- ------------- ----------------
INVESTMENT INCOME
  Dividend income.............................  $ 1,196,608     $   899,384       $   348,410    $    627,220    $   156,162
                                                -----------     -----------       -----------    ------------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      960,882       1,330,513           831,072       1,870,729        255,421
                                                -----------     -----------       -----------    ------------    -----------

NET INVESTMENT INCOME (LOSS)..................      235,726        (431,129)         (482,662)     (1,243,509)       (99,259)
                                                -----------     -----------       -----------    ------------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0               0                 0       1,308,043              0
  Realized gain (loss) on shares redeemed.....      223,476       1,830,225          (782,889)      9,420,957        274,986
  Net change in unrealized gain (loss) on
   investments................................   (1,844,140)     (2,414,289)       (2,599,315)    (59,879,596)      (509,887)
                                                -----------     -----------       -----------    ------------    -----------

NET GAIN (LOSS) ON INVESTMENTS................   (1,620,664)       (584,064)       (3,382,204)    (49,150,596)      (234,901)
                                                -----------     -----------       -----------    ------------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $(1,384,938)    $(1,015,193)      $(3,864,866)   $(50,394,105)   $  (334,160)
                                                ===========     ===========       ===========    ============    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                               FTVIP FRANKLIN
                                SMALL-MID CAP                                ALLIANCEBERNSTEIN
 MFS(R) GROWTH     AMERICAN        GROWTH         PRUDENTIAL                   VPS LARGE CAP    PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  CENTURY VP  SECURITIES FUND - JENNISON 20/20  DAVIS VALUE  GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        VALUE FUND       CLASS 2      FOCUS PORTFOLIO  PORTFOLIO        CLASS B         PORTFOLIO     SERVICE SHARES
---------------- -----------  ----------------- --------------- -----------  ----------------- --------------- -----------------
  $50,594,700    $24,680,892     $25,731,478      $48,159,599   $28,266,090     $4,531,724      $103,380,990      $10,839,280
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------
  $50,594,700    $24,680,892     $25,731,478      $48,159,599   $28,266,090     $4,531,724      $103,380,990      $10,839,280
  ===========    ===========     ===========      ===========   ===========     ==========      ============      ===========

  $50,594,700    $24,680,892     $25,731,478      $48,159,599   $28,266,090     $4,531,724      $103,380,990      $10,839,280
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------
  $50,594,700    $24,680,892     $25,731,478      $48,159,599   $28,266,090     $4,531,724      $103,380,990      $10,839,280
  ===========    ===========     ===========      ===========   ===========     ==========      ============      ===========

   30,886,054     12,508,696      14,859,811       29,075,628    27,280,316      7,628,132        62,060,033       11,018,784
  ===========    ===========     ===========      ===========   ===========     ==========      ============      ===========

    2,060,045      4,255,326       1,255,807        3,234,359     2,699,722        173,165         8,716,778          479,614
  $     24.56    $      5.80     $     20.49      $     14.89   $     10.47     $    26.17      $      11.86      $     22.60
  $47,347,086    $27,885,922     $27,261,942      $40,600,850   $29,032,531     $4,355,326      $104,320,510      $ 9,562,178


                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                               FTVIP FRANKLIN
                                SMALL-MID CAP                                ALLIANCEBERNSTEIN
 MFS(R) GROWTH     AMERICAN        GROWTH         PRUDENTIAL                   VPS LARGE CAP    PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  CENTURY VP  SECURITIES FUND - JENNISON 20/20  DAVIS VALUE  GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        VALUE FUND       CLASS 2      FOCUS PORTFOLIO  PORTFOLIO        CLASS B         PORTFOLIO     SERVICE SHARES
---------------- -----------  ----------------- --------------- -----------  ----------------- --------------- -----------------
  $   105,079    $   526,763     $         0      $    44,507   $   254,207     $    4,437      $    779,776      $    53,830
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

      775,610        361,883         405,887          752,786       439,830         71,591         1,831,702          205,301
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

     (670,531)       164,880        (405,887)        (708,279)     (185,623)       (67,154)       (1,051,926)        (151,471)
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

            0              0               0                0     2,217,438              0                 0                0
      761,229       (472,977)        (54,024)       1,931,010       439,402         90,011           552,718          458,378
     (899,566)       169,663      (1,307,821)      (4,069,821)   (4,192,170)      (292,304)       (4,213,004)      (1,136,482)
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

     (138,337)      (303,314)     (1,361,845)      (2,138,811)   (1,535,330)      (202,293)       (3,660,286)        (678,104)
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

  $  (808,868)   $  (138,434)    $(1,767,732)     $(2,847,090)  $(1,720,953)    $ (269,447)     $ (4,712,212)     $  (829,575)
  ===========    ===========     ===========      ===========   ===========     ==========      ============      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                PRUDENTIAL SP   PRUDENTIAL SP                                   AST GOLDMAN
                                               PRUDENTIAL U.S.  GROWTH ASSET   PRUDENTIAL SP    PRUDENTIAL SP   SACHS LARGE
                                                   EMERGING      ALLOCATION    INTERNATIONAL    INTERNATIONAL    CAP VALUE
                                               GROWTH PORTFOLIO  PORTFOLIO*   GROWTH PORTFOLIO VALUE PORTFOLIO   PORTFOLIO
                                               ---------------- ------------- ---------------- --------------- ------------
ASSETS
  Investment in the portfolios, at fair value.   $128,003,204    $         0    $41,591,579      $39,900,534   $ 86,331,576
                                                 ------------    -----------    -----------      -----------   ------------
  Net Assets..................................   $128,003,204    $         0    $41,591,579      $39,900,534   $ 86,331,576
                                                 ============    ===========    ===========      ===========   ============

NET ASSETS, representing:
  Accumulation units..........................   $128,003,204    $         0    $41,591,579      $39,900,534   $ 86,331,576
                                                 ------------    -----------    -----------      -----------   ------------
                                                 $128,003,204    $         0    $41,591,579      $39,900,534   $ 86,331,576
                                                 ============    ===========    ===========      ===========   ============

  Units outstanding...........................     69,627,130              0     35,231,858       29,946,196      9,454,926
                                                 ============    ===========    ===========      ===========   ============

  Portfolio shares held.......................     16,410,667              0      9,539,353        6,844,002      5,790,179
  Portfolio net asset value per share.........   $       7.80    $      0.00    $      4.36      $      5.83   $      14.91
  Investment in portfolio shares, at cost.....   $114,549,717    $         0    $59,456,078      $55,833,212   $ 87,659,053

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                PRUDENTIAL SP   PRUDENTIAL SP                                   AST GOLDMAN
                                               PRUDENTIAL U.S.  GROWTH ASSET   PRUDENTIAL SP    PRUDENTIAL SP   SACHS LARGE
                                                   EMERGING      ALLOCATION    INTERNATIONAL    INTERNATIONAL    CAP VALUE
                                               GROWTH PORTFOLIO  PORTFOLIO*   GROWTH PORTFOLIO VALUE PORTFOLIO   PORTFOLIO
                                               ---------------- ------------- ---------------- --------------- ------------
INVESTMENT INCOME
  Dividend income.............................   $    844,863    $         0    $   668,940      $ 1,227,004   $    837,899
                                                 ------------    -----------    -----------      -----------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      2,299,176      3,867,271        814,751          806,272      1,283,161
                                                 ------------    -----------    -----------      -----------   ------------

NET INVESTMENT INCOME (LOSS)..................     (1,454,313)    (3,867,271)      (145,811)         420,732       (445,262)
                                                 ------------    -----------    -----------      -----------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........      1,223,782              0              0                0              0
  Realized gain (loss) on shares redeemed.....      4,329,371     21,141,795     (3,058,173)      (2,654,708)    (6,037,352)
  Net change in unrealized gain (loss) on
   investments................................     (2,602,784)    19,518,597     (5,328,824)      (4,763,625)    (4,702,899)
                                                 ------------    -----------    -----------      -----------   ------------

NET GAIN (LOSS) ON INVESTMENTS................      2,950,369     40,660,392     (8,386,997)      (7,418,333)   (10,740,251)
                                                 ------------    -----------    -----------      -----------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $  1,496,056    $36,793,121    $(8,532,808)     $(6,997,601)  $(11,185,513)
                                                 ============    ===========    ===========      ===========   ============

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                  AST SCHRODERS                 AST J.P. MORGAN                 AST NEUBERGER
  AST AMERICAN     MULTI-ASSET     AST COHEN &     STRATEGIC                    BERMAN SMALL-                 AST FEDERATED
CENTURY INCOME & WORLD STRATEGIES STEERS REALTY  OPPORTUNITIES   AST BLACKROCK   CAP GROWTH   AST HIGH YIELD    AGGRESSIVE
GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO  PORTFOLIO*     PORTFOLIO    GROWTH PORTFOLIO
---------------- ---------------- ------------- --------------- --------------- ------------- -------------- ----------------
  $73,988,299     $1,453,229,080   $87,242,676   $808,699,475     $54,138,903    $         0   $107,095,346    $ 59,776,807
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------
  $73,988,299     $1,453,229,080   $87,242,676   $808,699,475     $54,138,903    $         0   $107,095,346    $ 59,776,807
  ===========     ==============   ===========   ============     ===========    ===========   ============    ============

  $73,988,299     $1,453,229,080   $87,242,676   $808,699,475     $54,138,903    $         0   $107,095,346    $ 59,776,807
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------
  $73,988,299     $1,453,229,080   $87,242,676   $808,699,475     $54,138,903    $         0   $107,095,346    $ 59,776,807
  ===========     ==============   ===========   ============     ===========    ===========   ============    ============

    6,969,587        141,598,371     7,109,028     76,238,767       5,453,622              0      9,601,679       5,924,650
  ===========     ==============   ===========   ============     ===========    ===========   ============    ============

    5,673,949        114,068,217    13,505,058     62,689,882       6,361,798              0     14,853,723       7,453,467
  $     13.04     $        12.74   $      6.46   $      12.90     $      8.51    $      0.00   $       7.21    $       8.02
  $70,945,773     $1,467,180,618   $85,417,326   $785,766,188     $55,517,308    $         0   $106,696,971    $ 63,731,716


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                  AST SCHRODERS                 AST J.P. MORGAN                 AST NEUBERGER
  AST AMERICAN     MULTI-ASSET     AST COHEN &     STRATEGIC                    BERMAN SMALL-                 AST FEDERATED
CENTURY INCOME & WORLD STRATEGIES STEERS REALTY  OPPORTUNITIES   AST BLACKROCK   CAP GROWTH   AST HIGH YIELD    AGGRESSIVE
GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO  PORTFOLIO*     PORTFOLIO    GROWTH PORTFOLIO
---------------- ---------------- ------------- --------------- --------------- ------------- -------------- ----------------

  $   632,711     $   23,972,004   $   647,209   $  6,754,236     $   350,514    $         0   $  6,491,086    $    294,393
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------

    1,049,682         25,737,293     1,484,359     12,847,149         717,570        184,427      1,580,026       1,112,648
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------

     (416,971)        (1,765,289)     (837,150)    (6,092,913)       (367,056)      (184,427)     4,911,060        (818,255)
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------

            0         13,873,907             0              0               0              0              0               0
   (1,401,039)       (31,440,539)   (4,779,918)     3,191,430      (4,626,800)     7,630,577     (1,792,319)     (9,712,881)
     (851,129)      (110,292,703)    1,709,260    (22,030,615)       (314,958)    (3,488,762)    (3,142,457)     (9,395,968)
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------
   (2,252,168)      (127,859,335)   (3,070,658)   (18,839,185)     (4,941,758)     4,141,815     (4,934,776)    (19,108,849)
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------

  $(2,669,139)    $ (129,624,624)  $(3,907,808)  $(24,932,098)    $(5,308,814)   $ 3,957,388   $    (23,716)   $(19,927,104)
  ===========     ==============   ===========   ============     ===========    ===========   ============    ============

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                                                 AST GOLDMAN
                                                                                    SACHS         AST GOLDMAN
                                                 AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
                                               VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
                                               --------------- --------------- ---------------- ---------------- ---------------
ASSETS
  Investment in the portfolios, at fair value.   $39,678,934     $45,405,237     $58,548,236      $ 93,020,418    $105,205,533
                                                 -----------     -----------     -----------      ------------    ------------
  Net Assets..................................   $39,678,934     $45,405,237     $58,548,236      $ 93,020,418    $105,205,533
                                                 ===========     ===========     ===========      ============    ============

NET ASSETS, representing:
  Accumulation units..........................   $39,678,934     $45,405,237     $58,548,236      $ 93,020,418    $105,205,533
                                                 -----------     -----------     -----------      ------------    ------------
                                                 $39,678,934     $45,405,237     $58,548,236      $ 93,020,418    $105,205,533
                                                 ===========     ===========     ===========      ============    ============

  Units outstanding...........................     3,654,808       4,291,191       5,660,773         8,275,740      12,016,442
                                                 ===========     ===========     ===========      ============    ============

  Portfolio shares held.......................     3,465,409       3,578,033       2,231,259        18,566,950       8,349,645
  Portfolio net asset value per share.........   $     11.45     $     12.69     $     26.24      $       5.01    $      12.60
  Investment in portfolio shares, at cost.....   $39,015,400     $44,671,207     $56,847,328      $ 91,111,066    $116,368,881

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                                                 AST GOLDMAN
                                                                                    SACHS         AST GOLDMAN
                                                 AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
                                               VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
                                               --------------- --------------- ---------------- ---------------- ---------------
INVESTMENT INCOME
  Dividend income.............................   $   296,815     $   287,552     $   106,350      $          0    $  1,002,028
                                                 -----------     -----------     -----------      ------------    ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       733,161         814,222       1,125,294         1,775,403       1,288,772
                                                 -----------     -----------     -----------      ------------    ------------

NET INVESTMENT INCOME (LOSS)..................      (436,346)       (526,670)     (1,018,944)       (1,775,403)       (286,744)
                                                 -----------     -----------     -----------      ------------    ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0               0               0         6,085,586               0
  Realized gain (loss) on shares redeemed.....    (2,291,849)     (2,091,081)         55,282        (7,118,478)     (4,568,054)
  Net change in unrealized gain (loss) on
   investments................................    (3,243,340)     (4,159,165)     (6,320,145)      (10,861,651)       (819,842)
                                                 -----------     -----------     -----------      ------------    ------------

NET GAIN (LOSS) ON INVESTMENTS................    (5,535,189)     (6,250,246)     (6,264,863)      (11,894,543)     (5,387,896)
                                                 -----------     -----------     -----------      ------------    ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $(5,971,535)    $(6,776,916)    $(7,283,807)     $(13,669,946)   $ (5,674,640)
                                                 ===========     ===========     ===========      ============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                              AST NEUBERGER                       AST
AST LORD ABBETT   AST MARSICO       AST       AST NEUBERGER    BERMAN/LSV      AST PIMCO     T. ROWE PRICE  AST QMA US
   CORE FIXED    CAPITAL GROWTH  MFS GROWTH   BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA
INCOME PORTFOLIO   PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO
---------------- -------------- -----------  ---------------- ------------- ---------------- ------------- ------------
  $245,854,864    $117,840,825  $33,300,548    $100,644,730   $ 86,810,030    $164,142,598    $53,933,489  $27,992,365
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------
  $245,854,864    $117,840,825  $33,300,548    $100,644,730   $ 86,810,030    $164,142,598    $53,933,489  $27,992,365
  ============    ============  ===========    ============   ============    ============    ===========  ===========

  $245,854,864    $117,840,825  $33,300,548    $100,644,730   $ 86,810,030    $164,142,598    $53,933,489  $27,992,365
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------
  $245,854,864    $117,840,825  $33,300,548    $100,644,730   $ 86,810,030    $164,142,598    $53,933,489  $27,992,365
  ============    ============  ===========    ============   ============    ============    ===========  ===========

    20,912,041      11,182,192    3,218,197       8,614,440      8,186,522      15,356,638      5,793,434    2,688,164
  ============    ============  ===========    ============   ============    ============    ===========  ===========

    21,757,068       6,166,448    3,490,624       4,633,735      5,929,647      15,558,540      6,642,055    2,423,581
  $      11.30    $      19.11  $      9.54    $      21.72   $      14.64    $      10.55    $      8.12  $     11.55
  $238,506,646    $116,398,976  $32,428,005    $ 97,123,338   $ 85,632,667    $164,852,401    $53,494,640  $27,343,021


                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                              AST NEUBERGER                       AST
AST LORD ABBETT   AST MARSICO       AST       AST NEUBERGER    BERMAN/LSV      AST PIMCO     T. ROWE PRICE  AST QMA US
   CORE FIXED    CAPITAL GROWTH  MFS GROWTH   BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA
INCOME PORTFOLIO   PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO
---------------- -------------- -----------  ---------------- ------------- ---------------- ------------- ------------

  $  1,311,425    $    370,469  $   117,814    $          0   $    953,808    $  1,149,226    $   562,666  $   185,763
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------

     1,748,786       2,032,271      533,039       1,538,448      1,637,003       2,218,355        820,741      424,918
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------

      (437,361)     (1,661,802)    (415,225)     (1,538,448)      (683,195)     (1,069,129)      (258,075)    (239,155)
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------

             0               0            0               0              0       2,107,308              0            0
     2,223,162      (1,571,416)     (92,841)        (16,785)    (5,513,425)       (430,496)    (2,322,679)    (734,646)
     5,151,208      (6,299,604)  (1,865,905)     (5,915,307)    (6,465,566)        (43,486)    (2,157,358)    (318,308)
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------
     7,374,370      (7,871,020)  (1,958,746)     (5,932,092)   (11,978,991)      1,633,326     (4,480,037)  (1,052,954)
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------

  $  6,937,009    $ (9,532,822) $(2,373,971)   $ (7,470,540)  $(12,662,186)   $    564,197    $(4,738,112) $(1,292,109)
  ============    ============  ===========    ============   ============    ============    ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                AST T. ROWE    AST T. ROWE                                     AST T. ROWE
                                               PRICE NATURAL   PRICE ASSET                      AST JPMORGAN   PRICE GLOBAL
                                                 RESOURCES     ALLOCATION     AST MFS GLOBAL   INTERNATIONAL       BOND
                                                 PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO EQUITY PORTFOLIO  PORTFOLIO
                                               ------------- --------------  ---------------- ---------------- ------------
ASSETS
  Investment in the portfolios, at fair value. $220,749,203  $2,473,645,387    $ 87,581,103     $ 90,597,501   $113,538,785
                                               ------------  --------------    ------------     ------------   ------------
  Net Assets.................................. $220,749,203  $2,473,645,387    $ 87,581,103     $ 90,597,501   $113,538,785
                                               ============  ==============    ============     ============   ============

NET ASSETS, representing:
  Accumulation units.......................... $220,749,203  $2,473,645,387    $ 87,581,103     $ 90,597,501   $113,538,785
                                               ------------  --------------    ------------     ------------   ------------
                                               $220,749,203  $2,473,645,387    $ 87,581,103     $ 90,597,501   $113,538,785
                                               ============  ==============    ============     ============   ============

  Units outstanding...........................   21,580,986     229,101,436       8,288,403        9,784,710     10,425,673
                                               ============  ==============    ============     ============   ============

  Portfolio shares held.......................   11,551,502     143,733,027       8,964,289        4,868,216     10,219,513
  Portfolio net asset value per share......... $      19.11  $        17.21    $       9.77     $      18.61   $      11.11
  Investment in portfolio shares, at cost..... $243,494,846  $2,383,701,794    $ 88,429,221     $ 95,141,412   $113,961,386

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                AST T. ROWE    AST T. ROWE                                     AST T. ROWE
                                               PRICE NATURAL   PRICE ASSET                      AST JPMORGAN   PRICE GLOBAL
                                                 RESOURCES     ALLOCATION     AST MFS GLOBAL   INTERNATIONAL       BOND
                                                 PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO EQUITY PORTFOLIO  PORTFOLIO
                                               ------------- --------------  ---------------- ---------------- ------------
INVESTMENT INCOME
  Dividend income............................. $  1,653,883  $   23,551,090    $    442,558     $  1,480,001   $  2,394,570
                                               ------------  --------------    ------------     ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    4,587,737      35,790,224       1,451,393        1,758,387      1,592,594
                                               ------------  --------------    ------------     ------------   ------------

NET INVESTMENT INCOME (LOSS)..................   (2,933,854)    (12,239,134)     (1,008,835)        (278,386)       801,976
                                               ------------  --------------    ------------     ------------   ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0               0               0                0        669,467
  Realized gain (loss) on shares
   redeemed...................................  (21,424,084)    (23,561,430)     (3,065,557)      (8,244,379)       353,711
  Net change in unrealized gain (loss) on
   investments................................  (42,683,044)    (45,536,830)     (6,204,187)     (11,089,319)      (362,314)
                                               ------------  --------------    ------------     ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................  (64,107,128)    (69,098,260)     (9,269,744)     (19,333,698)       660,864
                                               ------------  --------------    ------------     ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(67,040,982) $  (81,337,394)   $(10,278,579)    $(19,612,084)  $  1,462,840
                                               ============  ==============    ============     ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
     AST                         AST ACADEMIC                        AST                        AST FIRST TRUST
 WELLINGTON      AST CAPITAL      STRATEGIES     AST BALANCED    PRESERVATION   AST FIRST TRUST     CAPITAL
 MANAGEMENT      GROWTH ASSET       ASSET           ASSET           ASSET          BALANCED      APPRECIATION    AST ADVANCED
HEDGED EQUITY     ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION        TARGET          TARGET        STRATEGIES
  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
-------------   --------------  --------------  --------------  --------------  --------------- --------------- --------------
$265,955,531    $2,893,895,218  $2,725,760,213  $3,548,073,243  $2,869,172,693  $1,346,839,609  $1,485,878,707  $2,075,519,637
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$265,955,531    $2,893,895,218  $2,725,760,213  $3,548,073,243  $2,869,172,693  $1,346,839,609  $1,485,878,707  $2,075,519,637
============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

$265,955,531    $2,893,895,218  $2,725,760,213  $3,548,073,243  $2,869,172,693  $1,346,839,609  $1,485,878,707  $2,075,519,637
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$265,955,531    $2,893,895,218  $2,725,760,213  $3,548,073,243  $2,869,172,693  $1,346,839,609  $1,485,878,707  $2,075,519,637
============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  29,415,891       287,988,840     269,021,934     339,582,149     264,390,353     130,049,406     148,843,360     193,663,052
============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  29,583,485       285,394,006     265,409,953     325,212,946     243,977,270     142,372,052     161,508,555     191,468,601
$       8.99    $        10.14  $        10.27  $        10.91  $        11.76  $         9.46  $         9.20  $        10.84
$263,390,810    $2,871,824,725  $2,710,752,078  $3,372,621,344  $2,710,549,863  $1,323,461,399  $1,496,074,538  $2,016,496,787


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
     AST                         AST ACADEMIC                        AST                        AST FIRST TRUST
 WELLINGTON      AST CAPITAL      STRATEGIES     AST BALANCED    PRESERVATION   AST FIRST TRUST     CAPITAL
 MANAGEMENT      GROWTH ASSET       ASSET           ASSET           ASSET          BALANCED      APPRECIATION    AST ADVANCED
HEDGED EQUITY     ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION        TARGET          TARGET        STRATEGIES
  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
-------------   --------------  --------------  --------------  --------------  --------------- --------------- --------------
$    506,711    $   16,765,390  $   17,941,221  $   22,969,432  $   23,075,840  $   21,934,023  $   19,634,830  $   20,169,570
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

   3,102,824        58,784,576      51,320,789      62,166,310      44,250,351      21,595,011      28,589,633      33,568,309
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

  (2,596,113)      (42,019,186)    (33,379,568)    (39,196,878)    (21,174,511)        339,012      (8,954,803)    (13,398,739)
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

           0                 0               0               0               0               0               0               0
  (1,567,286)      (16,206,064)    (21,159,293)     28,966,827      27,118,606     (23,367,311)    (60,826,394)    (18,773,736)
  (8,905,749)     (207,253,142)   (155,056,758)   (179,039,480)    (41,348,326)    (65,186,924)   (165,228,575)    (76,239,653)
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 (10,473,035)     (223,459,206)   (176,216,051)   (150,072,653)    (14,229,720)    (88,554,235)   (226,054,969)    (95,013,389)
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

$(13,069,148)   $ (265,478,392) $ (209,595,619) $ (189,269,531) $  (35,404,231) $  (88,215,223) $ (235,009,772) $ (108,412,128)
============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST
                                               T. ROWE PRICE                   AST            AST
                                                 LARGE-CAP       AST        SMALL-CAP     PIMCO TOTAL         AST
                                                  GROWTH     MONEY MARKET    GROWTH       RETURN BOND    INTERNATIONAL
                                                 PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                                               ------------- ------------  -----------  --------------  ---------------
ASSETS
  Investment in the portfolios, at fair value. $173,496,539  $236,146,926  $91,234,103  $1,518,000,524   $ 43,195,863
                                               ------------  ------------  -----------  --------------   ------------
  Net Assets.................................. $173,496,539  $236,146,926  $91,234,103  $1,518,000,524   $ 43,195,863
                                               ============  ============  ===========  ==============   ============

NET ASSETS, representing:
  Accumulation units.......................... $173,496,539  $236,146,926  $91,234,103  $1,518,000,524   $ 43,195,863
                                               ------------  ------------  -----------  --------------   ------------
                                               $173,496,539  $236,146,926  $91,234,103  $1,518,000,524   $ 43,195,863
                                               ============  ============  ===========  ==============   ============

  Units outstanding...........................   16,189,549    24,015,202    7,585,608     139,943,096      4,762,994
                                               ============  ============  ===========  ==============   ============

  Portfolio shares held.......................   14,256,084   236,146,926    4,516,540     127,455,963      3,190,241
  Portfolio net asset value per share......... $      12.17  $       1.00  $     20.20  $        11.91   $      13.54
  Investment in portfolio shares, at cost..... $167,632,428  $236,146,926  $85,514,190  $1,522,158,351   $ 46,710,479

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST
                                               T. ROWE PRICE                   AST            AST
                                                 LARGE-CAP       AST        SMALL-CAP     PIMCO TOTAL         AST
                                                  GROWTH     MONEY MARKET    GROWTH       RETURN BOND    INTERNATIONAL
                                                 PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                                               ------------- ------------  -----------  --------------  ---------------
INVESTMENT INCOME
  Dividend income............................. $          0  $     35,960  $         0  $   26,749,445   $    744,282
                                               ------------  ------------  -----------  --------------   ------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................    3,091,621     3,023,289    1,571,296      24,275,358        824,249
                                               ------------  ------------  -----------  --------------   ------------

NET INVESTMENT INCOME (LOSS)..................   (3,091,621)   (2,987,329)  (1,571,296)      2,474,087        (79,967)
                                               ------------  ------------  -----------  --------------   ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0             0            0      51,974,246              0
  Realized gain (loss) on shares
   redeemed...................................   (1,308,224)            0     (451,960)     (8,804,208)    (4,951,198)
  Net change in unrealized gain (loss) on
   investments................................  (13,857,020)            0   (6,987,997)    (23,889,764)    (5,888,431)
                                               ------------  ------------  -----------  --------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................  (15,165,244)            0   (7,439,957)     19,280,274    (10,839,629)
                                               ------------  ------------  -----------  --------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(18,256,865) $ (2,987,329) $(9,011,253) $   21,754,361   $(10,919,596)
                                               ============  ============  ===========  ==============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

     AST            NVIT          AST                                                                   AST PARAMETRIC
INTERNATIONAL    DEVELOPING    INVESTMENT      AST WESTERN      AST BOND       AST BOND    AST GLOBAL      EMERGING
   GROWTH         MARKETS      GRADE BOND    ASSET CORE PLUS   PORTFOLIO      PORTFOLIO    REAL ESTATE  MARKETS EQUITY
  PORTFOLIO         FUND       PORTFOLIO     BOND PORTFOLIO       2018           2019       PORTFOLIO     PORTFOLIO
-------------   -----------  --------------  --------------- -------------- -------------- -----------  --------------
$ 63,232,072    $13,856,365  $7,606,941,607   $263,296,951    $174,656,963   $11,027,158   $28,411,408   $123,992,821
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------
$ 63,232,072    $13,856,365  $7,606,941,607   $263,296,951    $174,656,963   $11,027,158   $28,411,408   $123,992,821
============    ===========  ==============   ============    ============   ===========   ===========   ============

$ 63,232,072    $13,856,365  $7,606,941,607   $263,296,951    $174,656,963   $11,027,158   $28,411,408   $123,992,821
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------
$ 63,232,072    $13,856,365  $7,606,941,607   $263,296,951    $174,656,963   $11,027,158   $28,411,408   $123,992,821
============    ===========  ==============   ============    ============   ===========   ===========   ============
   7,248,430      1,065,619     624,194,989     23,998,953      14,702,403       809,058     2,702,253     13,670,484
============    ===========  ==============   ============    ============   ===========   ===========   ============

   6,335,879      2,565,994   1,242,964,315     24,607,192      14,738,984       995,231     3,753,158     15,795,264
$       9.98    $      5.40  $         6.12   $      10.70    $      11.85   $     11.08   $      7.57   $       7.85
$ 66,593,700    $19,776,753  $7,453,107,306   $258,106,934    $169,264,390   $11,171,615   $28,903,915   $136,694,715


                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

     AST            NVIT                                                                                AST PARAMETRIC
INTERNATIONAL    DEVELOPING  AST INVESTMENT    AST WESTERN                                 AST GLOBAL      EMERGING
   GROWTH         MARKETS      GRADE BOND    ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY
  PORTFOLIO         FUND       PORTFOLIO     BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO
-------------   -----------  --------------  --------------- -------------- -------------- -----------  --------------
$    344,680    $    54,200  $   12,942,274   $  6,307,048    $    147,533   $   127,421   $   745,627   $  1,531,885
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

     859,263        322,865      48,941,653      3,892,607       1,709,552       248,294       541,527      2,811,663
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

    (514,583)      (268,665)    (35,999,379)     2,414,441      (1,562,019)     (120,873)      204,100     (1,279,778)
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

           0              0      57,978,969      3,513,277       3,364,110     2,652,543             0              0
  (4,755,991)    (1,351,237)     (8,996,000)     2,248,143       1,219,236      (313,601)   (2,111,918)   (13,539,987)
  (6,418,714)    (3,333,373)    154,548,422      2,025,194       4,501,640      (503,158)   (2,792,256)   (30,211,989)
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

 (11,174,705)    (4,684,610)    203,531,391      7,786,614       9,084,986     1,835,784    (4,904,174)   (43,751,976)
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

$(11,689,288)   $(4,953,275) $  167,532,012   $ 10,201,055    $  7,522,967   $ 1,714,911   $(4,700,074)  $(45,031,754)
============    ===========  ==============   ============    ============   ===========   ===========   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------

                                                  FRANKLIN                                         AST CLS      AST HORIZON
                                                TEMPLETON VIP    AST GOLDMAN    AST CLS GROWTH  MODERATE ASSET  GROWTH ASSET
                                               FOUNDING FUNDS  SACHS SMALL-CAP ASSET ALLOCATION   ALLOCATION     ALLOCATION
                                               ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO
                                               --------------- --------------- ---------------- --------------  ------------
ASSETS
  Investment in the portfolios, at fair value. $1,361,263,321    $99,212,647    $1,031,946,103  $1,292,495,096  $778,470,273
                                               --------------    -----------    --------------  --------------  ------------
  Net Assets.................................. $1,361,263,321    $99,212,647    $1,031,946,103  $1,292,495,096  $778,470,273
                                               ==============    ===========    ==============  ==============  ============

NET ASSETS, representing:
  Accumulation units.......................... $1,361,263,321    $99,212,647    $1,031,946,103  $1,292,495,096  $778,470,273
                                               --------------    -----------    --------------  --------------  ------------
                                               $1,361,263,321    $99,212,647    $1,031,946,103  $1,292,495,096  $778,470,273
                                               ==============    ===========    ==============  ==============  ============

  Units outstanding...........................    136,048,705      8,706,892       100,743,415     126,312,909    74,331,284
                                               ==============    ===========    ==============  ==============  ============

  Portfolio shares held.......................    179,349,581      9,421,904        99,801,364     134,634,906    80,754,178
  Portfolio net asset value per share......... $         7.59    $     10.53    $        10.34  $         9.60  $       9.64
  Investment in portfolio shares, at cost..... $1,341,457,639    $93,637,619    $1,019,583,856  $1,273,336,098  $772,348,910

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------

                                                  FRANKLIN                                         AST CLS      AST HORIZON
                                                TEMPLETON VIP    AST GOLDMAN    AST CLS GROWTH  MODERATE ASSET  GROWTH ASSET
                                               FOUNDING FUNDS  SACHS SMALL-CAP ASSET ALLOCATION   ALLOCATION     ALLOCATION
                                               ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO
                                               --------------- --------------- ---------------- --------------  ------------
INVESTMENT INCOME
  Dividend income............................. $      254,728    $   494,062    $    3,016,031  $    4,696,330  $  2,530,127
                                               --------------    -----------    --------------  --------------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     24,083,222      1,666,970        17,579,897      19,566,480    12,347,417
                                               --------------    -----------    --------------  --------------  ------------

NET INVESTMENT INCOME (LOSS)..................    (23,828,494)    (1,172,908)      (14,563,866)    (14,870,150)   (9,817,290)
                                               --------------    -----------    --------------  --------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0              0        10,447,165      18,823,710    32,513,771
  Realized gain (loss) on shares
   redeemed...................................    (52,514,959)    (4,397,236)      (36,242,977)    (22,353,121)  (30,309,048)
  Net change in unrealized gain (loss) on
   investments................................    (59,183,445)    (4,384,738)      (71,741,590)    (66,055,507)  (49,167,076)
                                               --------------    -----------    --------------  --------------  ------------

NET GAIN (LOSS) ON INVESTMENTS................   (111,698,404)    (8,781,974)      (97,537,402)    (69,584,918)  (46,962,353)
                                               --------------    -----------    --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ (135,526,898)   $(9,954,882)   $ (112,101,268) $  (84,455,068) $(56,779,643)
                                               ==============    ===========    ==============  ==============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
 AST HORIZON
  MODERATE
    ASSET       AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
 ALLOCATION     ASSET ALLOCATION   CONSUMER  CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP  PROFUND VP MID-
  PORTFOLIO         PORTFOLIO      SERVICES    PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   CAP GROWTH
------------    ----------------- ---------- -------------- ---------- ----------- ----------- ---------------
$967,245,765      $603,154,421     $122,604     $358,247    $ 429,486   $693,261    $170,834      $325,787
------------      ------------     --------     --------    ---------   --------    --------      --------
$967,245,765      $603,154,421     $122,604     $358,247    $ 429,486   $693,261    $170,834      $325,787
============      ============     ========     ========    =========   ========    ========      ========

$967,245,765      $603,154,421     $122,604     $358,247    $ 429,486   $693,261    $170,834      $325,787
------------      ------------     --------     --------    ---------   --------    --------      --------
$967,245,765      $603,154,421     $122,604     $358,247    $ 429,486   $693,261    $170,834      $325,787
============      ============     ========     ========    =========   ========    ========      ========

  93,246,254        58,250,777       10,467       31,509       78,037     64,437      19,305        31,644
============      ============     ========     ========    =========   ========    ========      ========

  97,113,029        64,508,494        3,631        9,810       25,160     21,842       4,736         9,807
$       9.96      $       9.35     $  33.77     $  36.52    $   17.07   $  31.74    $  36.07      $  33.22
$961,262,685      $605,403,491     $118,718     $342,893    $ 433,140   $623,057    $154,918      $321,592


                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
 AST HORIZON
  MODERATE
    ASSET       AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
 ALLOCATION     ASSET ALLOCATION   CONSUMER  CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP  PROFUND VP MID-
  PORTFOLIO         PORTFOLIO      SERVICES    PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   CAP GROWTH
------------    ----------------- ---------- -------------- ---------- ----------- ----------- ---------------
$  4,243,440      $  1,250,615     $      0     $  1,679    $       0   $  2,549    $    860      $      0
------------      ------------     --------     --------    ---------   --------    --------      --------

  14,495,176         9,620,815        1,108        2,562       12,665     13,130       3,270         6,928
------------      ------------     --------     --------    ---------   --------    --------      --------

 (10,251,736)       (8,370,200)      (1,108)        (883)     (12,665)   (10,581)     (2,410)       (6,928)
------------      ------------     --------     --------    ---------   --------    --------      --------

  43,442,660        21,563,244            0            0            0          0           0             0
 (20,175,403)      (34,358,264)     (11,655)        (621)     (53,683)    33,807         (95)      (14,522)
 (57,101,570)      (38,777,131)      (6,395)      (1,198)    (112,339)    (3,994)    (22,957)      (69,492)
------------      ------------     --------     --------    ---------   --------    --------      --------

 (33,834,313)      (51,572,151)     (18,050)      (1,819)    (166,022)    29,813     (23,052)      (84,014)
------------      ------------     --------     --------    ---------   --------    --------      --------

$(44,086,049)     $(59,942,351)    $(19,158)    $ (2,702)   $(178,687)  $ 19,232    $(25,462)     $(90,942)
============      ============     ========     ========    =========   ========    ========      ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                         SUBACCOUNTS
                                               --------------------------------------------------------------
                                               PROFUND VP             PROFUND VP PROFUND VP
                                                MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP
                                                 VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS
                                               ---------- ----------- ---------- ---------- ------------------
ASSETS
  Investment in the portfolios, at fair value.  $665,093   $386,146    $403,047   $403,912       $132,597
                                                --------   --------    --------   --------       --------
  Net Assets..................................  $665,093   $386,146    $403,047   $403,912       $132,597
                                                ========   ========    ========   ========       ========

NET ASSETS, representing:
  Accumulation units..........................  $665,093   $386,146    $403,047   $403,912       $132,597
                                                --------   --------    --------   --------       --------
                                                $665,093   $386,146    $403,047   $403,912       $132,597
                                                ========   ========    ========   ========       ========

  Units outstanding...........................    66,431     42,775      36,951     39,460         14,600
                                                ========   ========    ========   ========       ========

  Portfolio shares held.......................    26,657      8,539      13,898     15,434         17,751
  Portfolio net asset value per share.........  $  24.95   $  45.22    $  29.00   $  26.17       $   7.47
  Investment in portfolio shares, at cost.....  $628,340   $338,676    $381,857   $381,773       $125,184

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                         SUBACCOUNTS
                                               --------------------------------------------------------------
                                               PROFUND VP             PROFUND VP PROFUND VP
                                                MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP
                                                 VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS
                                               ---------- ----------- ---------- ---------- ------------------
INVESTMENT INCOME
  Dividend income.............................  $    670   $      0    $      0   $      0       $  8,246
                                                --------   --------    --------   --------       --------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................     6,278      8,599       6,831      3,569          3,253
                                                --------   --------    --------   --------       --------

NET INVESTMENT INCOME (LOSS)..................    (5,608)    (8,599)     (6,831)    (3,569)         4,993
                                                --------   --------    --------   --------       --------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received........         0          0         831          0              0
  Realized gain (loss) on shares
   redeemed...................................    15,163     56,390     (19,740)    (1,699)        (1,637)
  Net change in unrealized gain (loss) on
   investments................................   (45,692)   (69,755)    (52,034)   (14,895)       (14,458)
                                                --------   --------    --------   --------       --------

NET GAIN (LOSS) ON INVESTMENTS................   (30,529)   (13,365)    (70,943)   (16,594)       (16,095)
                                                --------   --------    --------   --------       --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $(36,137)  $(21,964)   $(77,774)  $(20,163)      $(11,102)
                                                ========   ========    ========   ========       ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
                                      AST          AST          CREDIT
                                   JENNISON     JENNISON     SUISSE TRUST
            PROFUND VP PROFUND VP  LARGE-CAP    LARGE-CAP    INTERNATIONAL
PROFUND VP  LARGE-CAP  LARGE-CAP     VALUE       GROWTH     EQUITY FLEX III    AST BOND       AST BOND
UTILITIES     GROWTH     VALUE     PORTFOLIO    PORTFOLIO     PORTFOLIO*    PORTFOLIO 2020 PORTFOLIO 2017
----------  ---------- ---------- -----------  -----------  --------------- -------------- --------------
 $588,644    $690,914   $850,786  $33,837,253  $32,383,935    $         0     $3,602,548    $173,608,249
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------
 $588,644    $690,914   $850,786  $33,837,253  $32,383,935    $         0     $3,602,548    $173,608,249
 ========    ========   ========  ===========  ===========    ===========     ==========    ============

 $588,644    $690,914   $850,786  $33,837,253  $32,383,935    $         0     $3,602,548    $173,608,249
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------
 $588,644    $690,914   $850,786  $33,837,253  $32,383,935    $         0     $3,602,548    $173,608,249
 ========    ========   ========  ===========  ===========    ===========     ==========    ============

   54,664      69,496     97,281    3,424,716    3,023,508              0        313,789      15,086,505
 ========    ========   ========  ===========  ===========    ===========     ==========    ============

   18,129      19,969     35,717    3,023,883    2,658,780              0        351,126      14,953,338
 $  32.47    $  34.60   $  23.82  $     11.19  $     12.18    $      0.00     $    10.26    $      11.61
 $521,872    $614,932   $818,712  $34,194,152  $32,366,941    $         0     $3,464,086    $170,222,737


                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
                                      AST          AST          CREDIT
                                   JENNISON     JENNISON     SUISSE TRUST
            PROFUND VP PROFUND VP  LARGE-CAP    LARGE-CAP    INTERNATIONAL
PROFUND VP  LARGE-CAP  LARGE-CAP     VALUE       GROWTH     EQUITY FLEX III    AST BOND       AST BOND
UTILITIES     GROWTH     VALUE     PORTFOLIO    PORTFOLIO     PORTFOLIO*    PORTFOLIO 2020 PORTFOLIO 2017
----------  ---------- ---------- -----------  -----------  --------------- -------------- --------------
 $  7,210    $      0   $  5,760  $   115,342  $         0    $   264,998     $  123,320    $     49,912
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

    5,727      11,034     12,364      596,496      463,441        103,073        190,209       1,429,979
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

    1,483     (11,034)    (6,604)    (481,154)    (463,441)       161,925        (66,889)     (1,380,067)
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

        0           0          0      129,050            0              0      1,536,534         356,403
   11,846      29,651    (42,359)  (2,793,497)    (954,647)      (435,076)        67,199         739,451
   37,775     (47,379)   (40,958)  (2,493,809)  (1,425,053)    (1,153,588)        13,305       3,411,695
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

   49,621     (17,728)   (83,317)  (5,158,256)  (2,379,700)    (1,588,664)     1,617,038       4,507,549
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

 $ 51,104    $(28,762)  $(89,921) $(5,639,410) $(2,843,141)   $(1,426,739)    $1,550,149    $  3,127,482
 ========    ========   ========  ===========  ===========    ===========     ==========    ============

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                WELLS FARGO     WELLS FARGO      WELLS FARGO     WELLS FARGO
                                                               ADVANTAGE VT     ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT
                                                                CORE EQUITY    INTERNATIONAL    OMEGA GROWTH      SMALL CAP
                                                  AST BOND    PORTFOLIO SHARE EQUITY PORTFOLIO PORTFOLIO SHARE GROWTH PORTFOLIO
                                               PORTFOLIO 2021    CLASS 1*      SHARE CLASS 1       CLASS 1      SHARE CLASS 1
                                               -------------- --------------- ---------------- --------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.  $232,734,063     $       0       $ 648,670       $1,249,300        $544,514
                                                ------------     ---------       ---------       ----------        --------
  Net Assets..................................  $232,734,063     $       0       $ 648,670       $1,249,300        $544,514
                                                ============     =========       =========       ==========        ========

NET ASSETS, representing:
  Accumulation units..........................  $232,734,063     $       0       $ 648,670       $1,249,300        $544,514
                                                ------------     ---------       ---------       ----------        --------
                                                $232,734,063     $       0       $ 648,670       $1,249,300        $544,514
                                                ============     =========       =========       ==========        ========

  Units outstanding...........................    18,356,147             0          52,493          682,604          47,275
                                                ============     =========       =========       ==========        ========

  Portfolio shares held.......................    17,277,956             0         135,990           54,842          70,624
  Portfolio net asset value per share.........  $      13.47     $    0.00       $    4.77       $    22.78        $   7.71
  Investment in portfolio shares, at cost.....  $218,478,801     $       0       $ 648,099       $1,059,695        $453,981

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                WELLS FARGO     WELLS FARGO      WELLS FARGO     WELLS FARGO
                                                               ADVANTAGE VT     ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT
                                                                CORE EQUITY    INTERNATIONAL    OMEGA GROWTH      SMALL CAP
                                                  AST BOND    PORTFOLIO SHARE EQUITY PORTFOLIO PORTFOLIO SHARE GROWTH PORTFOLIO
                                               PORTFOLIO 2021    CLASS 1*      SHARE CLASS 1       CLASS 1      SHARE CLASS 1
                                               -------------- --------------- ---------------- --------------- ----------------
INVESTMENT INCOME
  Dividend income.............................  $     67,240     $  17,996       $   5,474       $        0        $      0
                                                ------------     ---------       ---------       ----------        --------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense risk
   and for administration.....................     2,439,292        22,499          14,496           26,631          11,453
                                                ------------     ---------       ---------       ----------        --------

NET INVESTMENT INCOME (LOSS)..................    (2,372,052)       (4,503)         (9,022)         (26,631)        (11,453)
                                                ------------     ---------       ---------       ----------        --------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0       381,228          38,520           13,281               0
  Realized gain (loss) on shares redeemed.....     6,295,875      (160,973)         23,264          134,548          58,190
  Net change in unrealized gain (loss) on
   investments................................    14,846,592      (393,326)       (175,830)        (203,172)        (88,021)
                                                ------------     ---------       ---------       ----------        --------

NET GAIN (LOSS) ON INVESTMENTS................    21,142,467      (173,071)       (114,046)         (55,343)        (29,831)
                                                ------------     ---------       ---------       ----------        --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 18,770,415     $(177,574)      $(123,068)      $  (81,974)       $(41,284)
                                                ============     =========       =========       ==========        ========

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO
 ADVANTAGE VT                                                      WELLS FARGO
SMALL CAP VALUE                AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
PORTFOLIO SHARE    AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE
    CLASS 1     PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO
--------------- -------------- ---------------- ----------------- -------------- -------------- --------------
  $1,409,239     $84,496,267     $81,124,295      $816,028,974      $1,340,592    $11,039,255     $4,305,735
  ----------     -----------     -----------      ------------      ----------    -----------     ----------
  $1,409,239     $84,496,267     $81,124,295      $816,028,974      $1,340,592    $11,039,255     $4,305,735
  ==========     ===========     ===========      ============      ==========    ===========     ==========

  $1,409,239     $84,496,267     $81,124,295      $816,028,974      $1,340,592    $11,039,255     $4,305,735
  ----------     -----------     -----------      ------------      ----------    -----------     ----------
  $1,409,239     $84,496,267     $81,124,295      $816,028,974      $1,340,592    $11,039,255     $4,305,735
  ==========     ===========     ===========      ============      ==========    ===========     ==========

     130,611       7,050,755       9,115,978        89,095,942         125,255      1,096,258        427,636
  ==========     ===========     ===========      ============      ==========    ===========     ==========

     169,176       6,903,290       9,013,811        88,029,016          77,046      1,088,684        425,048
  $     8.33     $     12.24     $      9.00      $       9.27      $    17.40    $     10.14     $    10.13
  $1,260,028     $81,182,722     $82,625,631      $859,957,359      $1,272,423    $10,948,863     $4,273,548


                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO
 ADVANTAGE VT                                                      WELLS FARGO
SMALL CAP VALUE                AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
PORTFOLIO SHARE    AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE
    CLASS 1     PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO
--------------- -------------- ---------------- ----------------- -------------- -------------- --------------
  $   14,711     $         0     $         0      $          0      $        0    $         0     $        0
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

      28,692         523,180         410,093         8,573,981           8,075         13,496          6,875
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

     (13,981)       (523,180)       (410,093)       (8,573,981)         (8,075)       (13,496)        (6,875)
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

           0               0               0                 0               0              0              0
     113,941         781,609         (28,323)       (7,687,566)          2,455           (136)        (2,189)
    (248,068)      3,313,545      (1,501,336)      (43,928,385)         68,169         90,392         32,187
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

    (134,127)      4,095,154      (1,529,659)      (51,615,951)         70,624         90,256         29,998
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

  $ (148,108)    $ 3,571,974     $(1,939,752)     $(60,189,932)     $   62,549    $    76,760     $   23,123
  ==========     ===========     ===========      ============      ==========    ===========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   ------------------------------------------------------------------------------------
                                      PRUDENTIAL MONEY MARKET    PRUDENTIAL DIVERSIFIED BOND      PRUDENTIAL EQUITY
                                             PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                   ----------------------------  --------------------------  --------------------------
                                     01/01/2011     01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                         TO             TO            TO            TO            TO            TO
                                     12/31/2011     12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010
                                   -------------  -------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $  (3,211,144) $  (3,626,799) $  6,883,469  $  7,016,896  $ (1,631,756) $ (1,462,493)
  Capital gains distributions
   received.......................             0              0     5,480,515     3,233,084             0             0
  Realized gain (loss) on shares
   redeemed.......................             0              0     2,035,267     1,772,489    (1,520,114)   (5,687,945)
  Net change in unrealized gain
   (loss) on investments..........             0              0      (489,164)    9,664,813    (6,262,149)   28,662,419
                                   -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (3,211,144)    (3,626,799)   13,910,087    21,687,282    (9,414,019)   21,511,981
                                   -------------  -------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     1,685,754      1,524,976       581,923       610,713       715,829       560,814
  Annuity Payments................    (3,008,457)    (1,073,400)   (1,354,983)   (1,192,494)     (796,788)     (630,780)
  Surrenders, withdrawals and
   death benefits.................   (59,838,743)   (68,717,394)  (27,927,476)  (32,080,001)  (25,937,020)  (24,417,857)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    30,397,104     86,086,981     2,982,025     6,211,706    (5,529,436)   (3,216,029)
  Withdrawal and other
   charges........................      (304,157)      (328,972)      (87,945)      (93,953)     (236,059)     (263,070)
                                   -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (31,068,499)    17,492,191   (25,806,456)  (26,544,029)  (31,783,474)  (27,966,922)
                                   -------------  -------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (34,279,643)    13,865,392   (11,896,369)   (4,856,747)  (41,197,493)   (6,454,941)

NET ASSETS
  Beginning of period.............   242,079,645    228,214,253   242,276,536   247,133,283   229,570,316   236,025,257
                                   -------------  -------------  ------------  ------------  ------------  ------------
  End of period................... $ 207,800,002  $ 242,079,645  $230,380,167  $242,276,536  $188,372,823  $229,570,316
                                   =============  =============  ============  ============  ============  ============

  Beginning units.................   198,480,050    193,139,396   114,525,756   127,375,981   120,852,569   137,058,192
                                   -------------  -------------  ------------  ------------  ------------  ------------
  Units issued....................    90,308,372    148,653,668     8,196,841     9,656,151     2,973,594     4,063,477
  Units redeemed..................  (116,981,726)  (143,313,014)  (20,012,695)  (22,506,376)  (19,977,162)  (20,269,100)
                                   -------------  -------------  ------------  ------------  ------------  ------------
  Ending units....................   171,806,696    198,480,050   102,709,902   114,525,756   103,849,001   120,852,569
                                   =============  =============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
PRUDENTIAL FLEXIBLE MANAGED   PRUDENTIAL CONSERVATIVE       PRUDENTIAL VALUE       PRUDENTIAL HIGH YIELD BOND
        PORTFOLIO               BALANCED PORTFOLIO              PORTFOLIO                   PORTFOLIO
--------------------------   ------------------------  --------------------------  --------------------------
 01/01/2011     01/01/2010    01/01/2011   01/01/2010   01/01/2011    01/01/2010    01/01/2011    01/01/2010
     TO             TO            TO           TO           TO            TO            TO            TO
 12/31/2011     12/31/2010    12/31/2011   12/31/2010   12/31/2011    12/31/2010    12/31/2011    12/31/2010
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
$    82,760    $   126,167   $   193,067  $   240,236  $ (1,623,761) $ (1,548,142) $ 13,926,798  $ 16,830,622
          0              0             0            0             0             0             0             0
   (151,930)      (383,680)      185,786      (45,666)   (5,024,689)  (11,709,663)   (1,523,153)   (2,641,496)
    480,056      1,727,915       284,079    2,011,209   (14,627,047)   43,577,190    (4,105,143)   14,660,194
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

    410,886      1,470,402       662,932    2,205,779   (21,275,497)   30,319,385     8,298,502    28,849,320
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

     27,795         11,613        60,104       21,136       878,969     1,145,675       781,928       686,363
    (81,671)       (74,240)      (35,408)    (155,156)     (919,326)     (539,596)     (802,983)     (544,645)
 (1,708,814)    (1,755,335)   (2,862,479)  (3,382,561)  (40,494,144)  (35,253,515)  (31,041,271)  (31,930,585)
     88,468       (229,117)      (87,592)     100,429    (7,886,251)  129,236,877    (1,963,851)   (2,725,985)
          0              0             0            0      (541,218)     (476,274)     (363,536)     (389,674)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

 (1,674,222)    (2,047,079)   (2,925,375)  (3,416,152)  (48,961,970)   94,113,167   (33,389,713)  (34,904,526)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

 (1,263,336)      (576,677)   (2,262,443)  (1,210,373)  (70,237,467)  124,432,552   (25,091,211)   (6,055,206)

 14,822,202     15,398,879    22,490,631   23,701,004   353,298,060   228,865,508   244,422,102   250,477,308
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
$13,558,866    $14,822,202   $20,228,188  $22,490,631  $283,060,593  $353,298,060  $219,330,891  $244,422,102
===========    ===========   ===========  ===========  ============  ============  ============  ============

  7,981,886      9,161,800    12,139,774   14,097,671   180,227,613   112,546,024    67,908,416    77,866,851
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
    221,204        128,300       323,214      343,867     6,929,950   100,381,450     5,563,797     5,570,847
 (1,107,068)    (1,308,214)   (1,878,797)  (2,301,764)  (32,602,583)  (32,699,861)  (13,656,779)  (15,529,282)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
  7,096,022      7,981,886    10,584,191   12,139,774   154,554,980   180,227,613    59,815,434    67,908,416
===========    ===========   ===========  ===========  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ----------------------------------------------------------------------------------
                                   PRUDENTIAL NATURAL RESOURCES   PRUDENTIAL STOCK INDEX        PRUDENTIAL GLOBAL
                                           PORTFOLIO                     PORTFOLIO                  PORTFOLIO
                                   ---------------------------  --------------------------  -------------------------
                                    01/01/2011     01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                        TO             TO            TO            TO            TO            TO
                                    12/31/2011     12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010
                                    -----------   -----------   ------------  ------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (158,934)   $  (131,834)  $    400,627  $    865,953  $     59,822  $    66,788
  Capital gains distributions
   received.......................           0              0              0             0             0            0
  Realized gain (loss) on shares
   redeemed.......................     689,319        204,884         18,144    (5,446,059)     (402,415)  (1,417,953)
  Net change in unrealized gain
   (loss) on investments..........  (3,321,980)     3,237,458      1,116,285    41,566,663    (5,106,244)   8,822,233
                                    -----------   -----------   ------------  ------------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (2,791,595)     3,310,508      1,535,056    36,986,557    (5,448,837)   7,471,068
                                    -----------   -----------   ------------  ------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      14,459         27,396      1,255,423       862,386       298,224      206,666
  Annuity Payments................     (25,630)       (17,958)    (1,104,844)   (1,092,397)     (171,443)    (104,541)
  Surrenders, withdrawals and
   death benefits.................  (1,807,865)    (1,437,909)   (33,054,110)  (31,849,813)   (7,650,241)  (7,338,127)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (1,084,315)      (208,575)    (9,926,920)   (5,313,807)   (2,330,582)    (651,682)
  Withdrawal and other
   charges........................         (97)             0       (478,005)     (513,272)      (98,182)    (108,269)
                                    -----------   -----------   ------------  ------------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (2,903,448)    (1,637,046)   (43,308,456)  (37,906,903)   (9,952,224)  (7,995,953)
                                    -----------   -----------   ------------  ------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (5,695,043)     1,673,462    (41,773,400)     (920,346)  (15,401,061)    (524,885)

NET ASSETS
  Beginning of period.............  15,700,105     14,026,643    318,093,910   319,014,256    74,473,403   74,998,288
                                    -----------   -----------   ------------  ------------  ------------  -----------
  End of period................... $10,005,062    $15,700,105   $276,320,510  $318,093,910  $ 59,072,342  $74,473,403
                                    ===========   ===========   ============  ============  ============  ===========

  Beginning units.................   1,685,027      1,900,099    197,333,999   224,226,235    45,508,675   51,130,955
                                    -----------   -----------   ------------  ------------  ------------  -----------
  Units issued....................      49,742         81,577      8,494,144    11,355,101     1,968,706    2,443,544
  Units redeemed..................    (389,936)      (296,649)   (35,927,738)  (38,247,337)   (8,138,026)  (8,065,824)
                                    -----------   -----------   ------------  ------------  ------------  -----------
  Ending units....................   1,344,833      1,685,027    169,900,405   197,333,999    39,339,355   45,508,675
                                    ===========   ===========   ============  ============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                         SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
    PRUDENTIAL JENNISON       PRUDENTIAL SMALL CAPITALIZATION T. ROWE PRICE INTERNATIONAL STOCK T. ROWE PRICE EQUITY INCOME
         PORTFOLIO                 STOCK PORTFOLIO                    PORTFOLIO                         PORTFOLIO
--------------------------    ------------------------------  --------------------------------  --------------------------
 01/01/2011      01/01/2010    01/01/2011      01/01/2010      01/01/2011       01/01/2010       01/01/2011    01/01/2010
     TO              TO            TO              TO              TO               TO               TO            TO
 12/31/2011      12/31/2010    12/31/2011      12/31/2010      12/31/2011       12/31/2010       12/31/2011    12/31/2010
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------
$ (3,397,966)   $ (2,998,345) $  (337,282)    $  (320,933)    $    21,572      $  (115,480)     $   235,726   $   351,179
           0               0      768,485               0               0           77,453                0             0
   4,568,260      (2,066,766)     650,646        (741,434)        225,904         (188,612)         223,476      (713,331)
  (3,189,625)     33,352,576   (1,511,159)     13,407,491      (3,615,512)       3,252,169       (1,844,140)    9,170,854
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------

  (2,019,331)     28,287,465     (429,310)     12,345,124      (3,368,036)       3,025,530       (1,384,938)    8,808,702
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------

     840,619         664,947      158,569         172,141          36,102           46,308           86,201        63,749
    (902,626)       (604,216)    (228,140)        (64,360)       (120,937)         (53,895)        (218,012)     (161,648)
 (33,136,742)    (32,555,833)  (6,718,773)     (5,961,500)     (2,416,571)      (2,314,677)      (6,455,185)   (7,382,966)
  (9,960,768)     11,187,034   (1,760,388)        396,932        (566,185)         800,661         (780,648)      321,278
    (361,490)       (372,227)     (19,169)        (21,077)         (8,881)          (9,637)         (26,905)      (30,257)
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------

 (43,521,007)    (21,680,295)  (8,567,901)     (5,477,864)     (3,076,472)      (1,531,240)      (7,394,549)   (7,189,844)
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------

 (45,540,338)      6,607,170   (8,997,211)      6,867,260      (6,444,508)       1,494,290       (8,779,487)    1,618,858

 309,345,214     302,738,044   62,027,779      55,160,519      27,104,388       25,610,098       73,513,305    71,894,447
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------
$263,804,876    $309,345,214  $53,030,568     $62,027,779     $20,659,880      $27,104,388      $64,733,818   $73,513,305
============    ============   ===========     ===========      ===========      ===========    ===========   ===========

 182,467,612     193,983,301   22,233,629      24,532,895      18,468,757       19,690,211       34,754,545    38,561,067
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------
   5,319,519      22,702,037    1,240,309       1,835,739       1,330,336        2,512,209        1,540,578     2,193,477
 (31,388,946)    (34,217,726)  (4,287,513)     (4,135,005)     (3,433,681)      (3,733,663)      (5,061,749)   (5,999,999)
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------
 156,398,185     182,467,612   19,186,425      22,233,629      16,365,412       18,468,757       31,233,374    34,754,545
============    ============   ===========     ===========      ===========      ===========    ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                      SUBACCOUNTS
                                   ----------------------------------------------------------------------------------------------
                                                                     JANUS ASPEN JANUS               JANUS ASPEN OVERSEAS
                                   INVESCO V.I. CORE EQUITY FUND PORTFOLIO - INSTITUTIONAL SHARES PORTFOLIO - INSTITUTIONAL SHARES
                                   ----------------------------  -------------------------------  -------------------------------
                                    01/01/2011     01/01/2010     01/01/2011       01/01/2010      01/01/2011       01/01/2010
                                        TO             TO             TO               TO              TO               TO
                                    12/31/2011     12/31/2010     12/31/2011       12/31/2010      12/31/2011       12/31/2010
                                   ------------   ------------    ------------     -----------     ------------     ------------
OPERATIONS
  Net investment income
   (loss)......................... $   (431,129)  $   (436,505)  $   (482,662)    $  (188,662)    $ (1,243,509)    $ (1,107,192)
  Capital gains distributions
   received.......................            0              0              0               0        1,308,043                0
  Realized gain (loss) on shares
   redeemed.......................    1,830,225        465,914       (782,889)     (1,582,081)       9,420,957        9,834,799
  Net change in unrealized gain
   (loss) on investments..........   (2,414,289)     7,470,681     (2,599,315)      9,340,871      (59,879,596)      24,341,809
                                   ------------   ------------    ------------     -----------     ------------     ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (1,015,193)     7,500,090     (3,864,866)      7,570,128      (50,394,105)      33,069,416
                                   ------------   ------------    ------------     -----------     ------------     ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      219,646        130,467        216,645         127,969          240,816          248,170
  Annuity Payments................     (529,470)      (263,157)      (212,300)       (102,429)        (340,422)        (327,997)
  Surrenders, withdrawals and
   death benefits.................   (9,924,201)   (10,734,700)    (6,198,036)     (6,473,567)     (14,935,818)     (15,813,044)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (3,003,730)    (1,940,096)    (1,829,434)       (489,299)      (4,402,807)      (5,002,136)
  Withdrawal and other
   charges........................      (48,662)       (54,251)       (34,235)        (38,459)         (51,948)         (63,073)
                                   ------------   ------------    ------------     -----------     ------------     ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (13,286,417)   (12,861,737)    (8,057,360)     (6,975,785)     (19,490,179)     (20,958,080)
                                   ------------   ------------    ------------     -----------     ------------     ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (14,301,610)    (5,361,647)   (11,922,226)        594,343      (69,884,284)      12,111,336

NET ASSETS
  Beginning of period.............  100,795,946    106,157,593     64,686,850      64,092,507      166,660,619      154,549,283
                                   ------------   ------------    ------------     -----------     ------------     ------------
  End of period................... $ 86,494,336   $100,795,946   $ 52,764,624     $64,686,850     $ 96,776,335     $166,660,619
                                   ============   ============    ============     ===========     ============     ============

  Beginning units.................   56,457,217     64,231,154     40,445,401      45,285,739       37,126,904       42,555,453
                                   ------------   ------------    ------------     -----------     ------------     ------------
  Units issued....................    1,077,054      1,483,566        979,438       1,574,553        2,604,859        2,293,196
  Units redeemed..................   (8,282,037)    (9,257,503)    (6,083,384)     (6,414,891)      (7,457,634)      (7,721,745)
                                   ------------   ------------    ------------     -----------     ------------     ------------
  Ending units....................   49,252,234     56,457,217     35,341,455      40,445,401       32,274,129       37,126,904
                                   ============   ============    ============     ===========     ============     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                        SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                                                          FTVIP FRANKLIN SMALL-MID CAP
MFS(R) RESEARCH SERIES - INITIAL MFS(R) GROWTH SERIES - INITIAL AMERICAN CENTURY VP VALUE     GROWTH SECURITIES
          CLASS                            CLASS                          FUND                 FUND - CLASS 2
-------------------------------  -----------------------------  ------------------------  ---------------------------
 01/01/2011       01/01/2010      01/01/2011      01/01/2010     01/01/2011   01/01/2010   01/01/2011     01/01/2010
     TO               TO              TO              TO             TO           TO           TO             TO
 12/31/2011       12/31/2010      12/31/2011      12/31/2010     12/31/2011   12/31/2010   12/31/2011     12/31/2010
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------
$   (99,259)     $   (84,140)    $  (670,531)    $  (716,552)   $   164,880  $   208,981  $  (405,887)   $  (377,184)
          0                0               0               0              0            0            0              0
    274,986          (17,579)        761,229        (450,836)      (472,977)    (773,562)     (54,024)      (686,301)
   (509,887)       2,554,619        (899,566)      8,389,481        169,663    3,462,698   (1,307,821)     7,421,490
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------

   (334,160)       2,452,900        (808,868)      7,222,093       (138,434)   2,898,117   (1,767,732)     6,358,005
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------

     41,784           32,401         126,270         138,742         69,825       31,333       82,938         35,733
     (3,612)         (89,622)       (125,150)       (178,215)      (122,171)     (17,148)     (80,193)       (23,700)
 (1,867,187)      (2,316,135)     (6,022,522)     (5,977,638)    (2,363,318)  (2,598,485)  (2,994,760)    (2,518,407)
   (267,535)        (167,368)     (1,867,628)       (865,273)        26,025      281,032      (58,229)       455,927
     (8,329)          (9,736)        (29,999)        (33,089)       (10,038)     (10,772)     (13,115)       (13,373)
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------

 (2,104,879)      (2,550,460)     (7,919,029)     (6,915,473)    (2,399,677)  (2,314,040)  (3,063,359)    (2,063,820)
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------

 (2,439,039)         (97,560)     (8,727,897)        306,620     (2,538,111)     584,077   (4,831,091)     4,294,185

 19,366,635       19,464,195      59,322,597      59,015,977     27,219,003   26,634,926   30,562,569     26,268,384
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------
$16,927,596      $19,366,635     $50,594,700     $59,322,597    $24,680,892  $27,219,003  $25,731,478    $30,562,569
  ===========     ===========     ===========     ===========   ===========  ===========   ===========   ===========

 11,770,106       13,510,884      35,471,042      40,131,884     13,741,831   15,043,347   16,565,613     17,917,739
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------
    399,051          527,254       1,228,934       1,232,928        885,872    1,050,171    1,733,050      1,413,513
 (1,700,788)      (2,268,032)     (5,813,922)     (5,893,770)    (2,119,007)  (2,351,687)  (3,438,852)    (2,765,639)
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------
 10,468,369       11,770,106      30,886,054      35,471,042     12,508,696   13,741,831   14,859,811     16,565,613
  ===========     ===========     ===========     ===========   ===========  ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                    SUBACCOUNTS
                                   ----------------------------------------------------------------------------
                                                                                           ALLIANCEBERNSTEIN
                                   PRUDENTIAL JENNISON 20/20                             VPS LARGE CAP GROWTH
                                        FOCUS PORTFOLIO        DAVIS VALUE PORTFOLIO       PORTFOLIO CLASS B
                                   ------------------------  ------------------------  ------------------------
                                    01/01/2011   01/01/2010   01/01/2011   01/01/2010   01/01/2011   01/01/2010
                                        TO           TO           TO           TO           TO           TO
                                    12/31/2011   12/31/2010   12/31/2011   12/31/2010   12/31/2011   12/31/2010
                                   -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (708,279) $  (754,303) $  (185,623) $   (29,219) $   (67,154) $   (57,055)
  Capital gains distributions
   received.......................           0            0    2,217,438            0            0            0
  Realized gain (loss) on shares
   redeemed.......................   1,931,010      953,018      439,402       67,153       90,011      (25,033)
  Net change in unrealized gain
   (loss) on investments..........  (4,069,821)   2,827,922   (4,192,170)   3,406,130     (292,304)     436,723
                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (2,847,090)   3,026,637   (1,720,953)   3,444,064     (269,447)     354,635
                                   -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     191,582      142,358       38,707       76,633       28,894        1,080
  Annuity Payments................     (94,016)     (99,303)    (125,347)     (52,769)     (38,340)     (13,020)
  Surrenders, withdrawals and
   death benefits.................  (4,566,566)  (5,218,514)  (3,139,325)  (3,059,678)    (519,478)    (540,866)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    (729,000)    (438,527)    (854,802)    (534,574)     136,912     (159,683)
  Withdrawal and other
   charges........................     (20,133)     (23,175)     (11,112)     (12,532)      (2,343)      (2,025)
                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (5,218,133)  (5,637,161)  (4,091,879)  (3,582,920)    (394,355)    (714,514)
                                   -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (8,065,223)  (2,610,524)  (5,812,832)    (138,856)    (663,802)    (359,879)

NET ASSETS
  Beginning of period.............  56,224,822   58,835,346   34,078,922   34,217,778    5,195,526    5,555,405
                                   -----------  -----------  -----------  -----------  -----------  -----------
  End of period................... $48,159,599  $56,224,822  $28,266,090  $34,078,922  $ 4,531,724  $ 5,195,526
                                   ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units.................  32,077,679   35,691,676   31,082,791   34,701,087    8,340,614    9,659,067
                                   -----------  -----------  -----------  -----------  -----------  -----------
  Units issued....................   3,740,387    3,696,040    1,074,079    2,449,155    1,368,372      984,974
  Units redeemed..................  (6,742,438)  (7,310,037)  (4,876,554)  (6,067,451)  (2,080,854)  (2,303,427)
                                   -----------  -----------  -----------  -----------  -----------  -----------
  Ending units....................  29,075,628   32,077,679   27,280,316   31,082,791    7,628,132    8,340,614
                                   ===========  ===========  ===========  ===========  ===========  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                           SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
PRUDENTIAL SP SMALL CAP VALUE      JANUS ASPEN JANUS      PRUDENTIAL SP PRUDENTIAL U.S.  PRUDENTIAL SP GROWTH ASSET
         PORTFOLIO             PORTFOLIO - SERVICE SHARES  EMERGING GROWTH PORTFOLIO        ALLOCATION PORTFOLIO
----------------------------   ------------------------   ----------------------------  ---------------------------
 01/01/2011      01/01/2010     01/01/2011    01/01/2010   01/01/2011     01/01/2010      01/01/2011    01/01/2010
     TO              TO             TO            TO           TO             TO              TO            TO
 12/31/2011      12/31/2010     12/31/2011    12/31/2010   12/31/2011     12/31/2010     04/29/2011**   12/31/2010
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------
$ (1,051,926)   $ (1,128,368)  $  (151,471)  $  (179,663) $ (1,454,313)  $ (1,549,390)  $  (3,867,271) $    654,508
           0               0             0             0     1,223,782              0               0             0
     552,718      (3,205,966)      458,378       291,174     4,329,371       (366,282)     21,141,795   (10,522,930)
  (4,213,004)     30,289,967    (1,136,482)    1,498,035    (2,602,784)    22,851,773      19,518,597    78,394,403
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------

  (4,712,212)     25,955,633      (829,575)    1,609,546     1,496,056     20,936,101      36,793,121    68,525,981
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------

     302,414         355,982        49,159        90,180       400,309        420,022       1,024,912     3,352,764
    (241,728)       (150,015)       (6,316)      (36,101)     (394,353)      (205,346)       (670,343)     (434,480)
 (13,989,963)    (13,076,606)   (1,964,355)   (1,578,033)  (20,212,727)   (14,341,659)    (23,840,495)  (52,962,282)
  (4,683,943)     (4,715,019)     (368,371)   (1,040,860)   (8,150,159)    52,581,810    (648,590,204)  (17,529,368)
    (326,400)       (353,864)      (39,612)      (44,777)     (425,214)      (385,059)       (550,077)   (1,753,876)
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------

 (18,939,620)    (17,939,522)   (2,329,495)   (2,609,591)  (28,782,144)    38,069,768    (672,626,207)  (69,327,242)
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------

 (23,651,832)      8,016,111    (3,159,070)   (1,000,045)  (27,286,088)    59,005,869    (635,833,086)     (801,261)

 127,032,822     119,016,711    13,998,350    14,998,395   155,289,292     96,283,423     635,833,086   636,634,347
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------
$103,380,990    $127,032,822   $10,839,280   $13,998,350  $128,003,204   $155,289,292   $           0  $635,833,086
============    ============   ===========   ===========  ============   ============   =============  ============

  72,892,210      84,746,667    13,322,774    16,117,072    84,601,871     63,067,839     314,272,056   358,633,447
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------
   3,850,151       6,052,711       456,056       536,501     4,536,583     38,261,180       2,439,986     6,810,756
 (14,682,328)    (17,907,168)   (2,760,046)   (3,330,799)  (19,511,324)   (16,727,148)   (316,712,042)  (51,172,147)
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------
  62,060,033      72,892,210    11,018,784    13,322,774    69,627,130     84,601,871               0   314,272,056
============    ============   ===========   ===========  ============   ============   =============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                   PRUDENTIAL SP INTERNATIONAL PRUDENTIAL SP INTERNATIONAL  AST GOLDMAN SACHS LARGE
                                        GROWTH PORTFOLIO            VALUE PORTFOLIO           CAP VALUE PORTFOLIO
                                   -------------------------   -------------------------   -------------------------
                                    01/01/2011     01/01/2010   01/01/2011     01/01/2010   01/01/2011    01/01/2010
                                        TO             TO           TO             TO           TO            TO
                                    12/31/2011     12/31/2010   12/31/2011     12/31/2010   12/31/2011    12/31/2010
                                   ------------   -----------  ------------   -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (145,811)  $   (41,871) $    420,732   $   297,776  $   (445,262) $  (118,559)
  Capital gains distributions
   received.......................            0             0             0             0             0            0
  Realized gain (loss) on shares
   redeemed.......................   (3,058,173)   (4,150,829)   (2,654,708)   (3,527,991)   (6,037,352)    (596,158)
  Net change in unrealized gain
   (loss) on investments..........   (5,328,824)   10,456,066    (4,763,625)    7,700,471    (4,702,899)   5,785,081
                                   ------------   -----------  ------------   -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (8,532,808)    6,263,366    (6,997,601)    4,470,256   (11,185,513)   5,070,364
                                   ------------   -----------  ------------   -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      126,007       178,434       172,141       175,580    49,003,657   30,143,475
  Annuity Payments................      (85,864)       (4,259)      (74,526)      (48,914)         (779)           0
  Surrenders, withdrawals and
   death benefits.................   (6,518,118)   (5,596,598)   (6,437,172)   (6,388,274)   (1,313,896)    (851,876)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (1,737,718)   (1,824,976)   (1,225,425)   (1,374,888)  (10,280,925)   4,798,177
  Withdrawal and other
   charges........................     (138,151)     (150,016)     (149,951)     (164,731)     (462,473)    (179,663)
                                   ------------   -----------  ------------   -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (8,353,844)   (7,397,415)   (7,714,933)   (7,801,227)   36,945,584   33,910,113
                                   ------------   -----------  ------------   -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (16,886,652)   (1,134,049)  (14,712,534)   (3,330,971)   25,760,071   38,980,477

NET ASSETS
  Beginning of period.............   58,478,231    59,612,280    54,613,068    57,944,039    60,571,505   21,591,028
                                   ------------   -----------  ------------   -----------  ------------  -----------
  End of period................... $ 41,591,579   $58,478,231  $ 39,900,534   $54,613,068  $ 86,331,576  $60,571,505
                                   ============   ===========  ============   ===========  ============  ===========

  Beginning units.................   41,903,584    48,242,481    35,175,295    41,016,095     6,153,488    2,659,507
                                   ------------   -----------  ------------   -----------  ------------  -----------
  Units issued....................    2,686,430     3,331,195     3,035,572     2,675,236    12,237,351    4,957,220
  Units redeemed..................   (9,358,156)   (9,670,092)   (8,264,671)   (8,516,036)   (8,935,913)  (1,463,239)
                                   ------------   -----------  ------------   -----------  ------------  -----------
  Ending units....................   35,231,858    41,903,584    29,946,196    35,175,295     9,454,926    6,153,488
                                   ============   ===========  ============   ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
  AST AMERICAN CENTURY      AST SCHRODERS MULTI-ASSET WORLD AST COHEN & STEERS REALTY   AST J.P. MORGAN STRATEGIC
INCOME & GROWTH PORTFOLIO        STRATEGIES PORTFOLIO               PORTFOLIO            OPPORTUNITIES PORTFOLIO
------------------------    ------------------------------  -------------------------  --------------------------
 01/01/2011     01/01/2010    01/01/2011      01/01/2010     01/01/2011    01/01/2010   01/01/2011    01/01/2010
     TO             TO            TO              TO             TO            TO           TO            TO
 12/31/2011     12/31/2010    12/31/2011      12/31/2010     12/31/2011    12/31/2010   12/31/2011    12/31/2010
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------
$  (416,971)   $  (134,681) $   (1,765,289) $   (6,096,495) $   (837,150) $  (118,739) $ (6,092,913) $ (5,004,664)
          0              0      13,873,907               0             0            0             0             0
 (1,401,039)       (32,679)    (31,440,539)      1,123,369    (4,779,918)  (1,730,120)    3,191,430     2,465,389
   (851,129)     4,135,949    (110,292,703)     82,400,245     1,709,260    9,187,784   (22,030,615)   29,522,333
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------

 (2,669,139)     3,968,589    (129,624,624)     77,427,119    (3,907,808)   7,338,925   (24,932,098)   26,983,058
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------

 35,975,232     23,231,353     833,336,340     764,641,185    47,760,383   29,669,042   339,325,910   278,743,825
       (284)       (15,026)        (70,651)              0       (49,051)      (4,849)      (11,753)            0
 (2,005,800)      (756,220)    (19,083,412)     (6,538,700)   (2,374,621)  (1,204,542)  (17,302,354)   (8,950,096)
 (3,283,831)     5,908,505    (383,306,958)    113,483,224   (16,633,773)  10,059,196   (92,765,162)   32,231,222
   (392,383)      (127,746)    (10,985,821)     (3,795,343)     (537,800)    (155,585)   (4,962,430)   (2,217,075)
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------

 30,292,934     28,240,866     419,889,498     867,790,366    28,165,138   38,363,262   224,284,211   299,807,876
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------

 27,623,795     32,209,455     290,264,874     945,217,485    24,257,330   45,702,187   199,352,113   326,790,934

 46,364,504     14,155,049   1,162,964,206     217,746,721    62,985,346   17,283,159   609,347,362   282,556,428
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------
$73,988,299    $46,364,504  $1,453,229,080  $1,162,964,206  $ 87,242,676  $62,985,346  $808,699,475  $609,347,362
===========    ===========  ==============  ==============  ============  ===========  ============  ============

  4,546,974      1,691,133     107,549,779      22,056,563     5,413,486    1,873,063    56,172,490    26,845,430
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------
  9,203,882      3,962,290     161,763,835     102,644,784    11,121,959    4,955,772    64,235,420    38,783,189
 (6,781,269)    (1,106,449)   (127,715,243)    (17,151,568)   (9,426,417)  (1,415,349)  (44,169,143)   (9,456,129)
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------
  6,969,587      4,546,974     141,598,371     107,549,779     7,109,028    5,413,486    76,238,767    56,172,490
===========    ===========  ==============  ==============  ============  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ------------------------------------------------------------------------------
                                         AST BLACKROCK          AST NEUBERGER BERMAN
                                        VALUE PORTFOLIO      SMALL-CAP GROWTH PORTFOLIO  AST HIGH YIELD PORTFOLIO
                                   ------------------------  -------------------------  -------------------------
                                    01/01/2011   01/01/2010   01/01/2011    01/01/2010   01/01/2011    01/01/2010
                                        TO           TO           TO            TO           TO            TO
                                    12/31/2011   12/31/2010  04/29/2011**   12/31/2010   12/31/2011    12/31/2010
                                   -----------  -----------  ------------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (367,056) $   (40,357) $   (184,427) $  (206,624) $  4,911,060  $   756,195
  Capital gains distributions
   received.......................           0            0             0            0             0            0
  Realized gain (loss) on shares
   redeemed.......................  (4,626,800)  (1,031,220)    7,630,577      141,055    (1,792,319)     598,082
  Net change in unrealized gain
   (loss) on investments..........    (314,958)   2,970,299    (3,488,762)   3,462,462    (3,142,457)   2,566,798
                                   -----------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (5,308,814)   1,898,722     3,957,388    3,396,893       (23,716)   3,921,075
                                   -----------  -----------  ------------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................  32,200,500    7,432,184     9,586,670   13,100,972    48,033,624   39,410,195
  Annuity Payments................           0            0             0            0        (3,884)      (3,842)
  Surrenders, withdrawals and
   death benefits.................  (1,617,819)    (768,188)     (293,804)    (355,752)   (3,038,293)  (1,576,859)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   7,686,589      236,174   (38,432,214)   1,806,431    (6,866,588)   8,483,197
  Withdrawal and other
   charges........................    (213,944)     (68,640)      (72,333)     (66,915)     (562,777)    (183,313)
                                   -----------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  38,055,326    6,831,530   (29,211,681)  14,484,736    37,562,082   46,129,378
                                   -----------  -----------  ------------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  32,746,512    8,730,252   (25,254,293)  17,881,629    37,538,366   50,050,453

NET ASSETS
  Beginning of period.............  21,392,391   12,662,139    25,254,293    7,372,664    69,556,980   19,506,527
                                   -----------  -----------  ------------  -----------  ------------  -----------
  End of period................... $54,138,903  $21,392,391  $          0  $25,254,293  $107,095,346  $69,556,980
                                   ===========  ===========  ============  ===========  ============  ===========

  Beginning units.................   2,188,804    1,482,708     2,395,675      914,600     6,242,860    1,857,604
                                   -----------  -----------  ------------  -----------  ------------  -----------
  Units issued....................   8,998,032    1,685,223     1,552,863    2,216,343    12,647,564    6,675,943
  Units redeemed..................  (5,733,214)    (979,127)   (3,948,538)    (735,268)   (9,288,745)  (2,290,687)
                                   -----------  -----------  ------------  -----------  ------------  -----------
  Ending units....................   5,453,622    2,188,804             0    2,395,675     9,601,679    6,242,860
                                   ===========  ===========  ============  ===========  ============  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                         SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
 AST FEDERATED AGGRESSIVE                                                                  AST GOLDMAN SACHS
     GROWTH PORTFOLIO        AST MID-CAP VALUE PORTFOLIO AST SMALL-CAP VALUE PORTFOLIO CONCENTRATED GROWTH PORTFOLIO
-------------------------    --------------------------  ----------------------------  ----------------------------
 01/01/2011      01/01/2010   01/01/2011    01/01/2010    01/01/2011     01/01/2010     01/01/2011      01/01/2010
     TO              TO           TO            TO            TO             TO             TO              TO
 12/31/2011      12/31/2010   12/31/2011    12/31/2010    12/31/2011     12/31/2010     12/31/2011      12/31/2010
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------
$   (818,255)   $  (317,239) $  (436,346)  $  (180,871)  $  (526,670)   $  (323,545)   $ (1,018,944)   $  (639,108)
           0              0            0             0             0              0               0              0
  (9,712,881)        39,936   (2,291,849)      256,047    (2,091,081)      (183,616)         55,282      1,552,953
  (9,395,968)     6,640,238   (3,243,340)    3,738,145    (4,159,165)     6,894,486      (6,320,145)     3,696,339
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------

 (19,927,104)     6,362,935   (5,971,535)    3,813,321    (6,776,916)     6,387,325      (7,283,807)     4,610,184
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------

  27,072,834     16,975,746   24,456,906    15,455,686    20,327,321     14,903,922      25,612,257     27,623,878
      (5,390)        (3,646)     (18,251)            0       (17,562)             0            (996)        (3,116)
  (1,573,726)      (694,464)    (914,772)     (458,999)   (1,908,424)    (1,070,190)     (2,041,859)    (1,217,823)
  13,796,160      5,498,653   (8,514,304)    3,687,327    (7,870,116)     4,049,797     (20,337,365)        59,235
    (417,988)      (103,918)    (260,582)      (79,643)     (251,714)      (110,463)       (449,837)      (233,662)
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------

  38,871,890     21,672,371   14,748,997    18,604,371    10,279,505     17,773,066       2,782,200     26,228,512
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------

  18,944,786     28,035,306    8,777,462    22,417,692     3,502,589     24,160,391      (4,501,607)    30,838,696

  40,832,021     12,796,715   30,901,472     8,483,780    41,902,648     17,742,257      63,049,843     32,211,147
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------
$ 59,776,807    $40,832,021  $39,678,934   $30,901,472   $45,405,237    $41,902,648    $ 58,548,236    $63,049,843
============    ===========  ===========   ===========    ===========    ===========    ============   ===========

   3,502,874      1,490,014    2,712,491       919,017     3,661,163      1,917,300       5,726,803      3,085,083
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------
  11,939,382      3,275,238    5,971,358     2,451,782     5,647,150      3,070,549       6,917,515      5,221,149
  (9,517,606)    (1,262,378)  (5,029,041)     (658,308)   (5,017,122)    (1,326,686)     (6,983,545)    (2,579,429)
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------
   5,924,650      3,502,874    3,654,808     2,712,491     4,291,191      3,661,163       5,660,773      5,726,803
============    ===========  ===========   ===========    ===========    ===========    ============   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                   AST GOLDMAN SACHS MID-CAP     AST LARGE-CAP VALUE        AST LORD ABBETT CORE
                                        GROWTH PORTFOLIO              PORTFOLIO            FIXED INCOME PORTFOLIO
                                   -------------------------  -------------------------  -------------------------
                                    01/01/2011    01/01/2010   01/01/2011    01/01/2010   01/01/2011    01/01/2010
                                        TO            TO           TO            TO           TO            TO
                                    12/31/2011    12/31/2010   12/31/2011    12/31/2010   12/31/2011    12/31/2010
                                   ------------  -----------  ------------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $ (1,775,403) $  (806,279) $   (286,744) $  (386,410) $   (437,361) $ 1,224,819
  Capital gains distributions
   received.......................    6,085,586            0             0            0             0            0
  Realized gain (loss) on shares
   redeemed.......................   (7,118,478)   1,491,196    (4,568,054)  (3,494,439)    2,223,162      329,933
  Net change in unrealized gain
   (loss) on investments..........  (10,861,651)   9,438,906      (819,842)  11,241,128     5,151,208    2,045,135
                                   ------------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (13,669,946)  10,123,823    (5,674,640)   7,360,279     6,937,009    3,599,887
                                   ------------  -----------  ------------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   52,176,656   46,971,408    38,959,343   14,412,984   117,462,662   23,322,629
  Annuity Payments................      (13,140)           0       (86,993)     (14,542)       (4,121)      (3,318)
  Surrenders, withdrawals and
   death benefits.................   (2,443,845)  (1,200,568)   (6,367,567)  (5,642,751)   (5,038,422)  (2,894,558)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (30,926,137)   2,205,923     4,925,802      871,150    76,255,647    5,089,903
  Withdrawal and other
   charges........................     (684,007)    (278,411)     (321,405)    (206,520)     (473,044)    (132,158)
                                   ------------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   18,109,527   47,698,352    37,109,180    9,420,321   188,202,722   25,382,498
                                   ------------  -----------  ------------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................    4,439,581   57,822,175    31,434,540   16,780,600   195,139,731   28,982,385

NET ASSETS
  Beginning of period.............   88,580,837   30,758,662    73,770,993   56,990,393    50,715,133   21,732,748
                                   ------------  -----------  ------------  -----------  ------------  -----------
  End of period................... $ 93,020,418  $88,580,837  $105,205,533  $73,770,993  $245,854,864  $50,715,133
                                   ============  ===========  ============  ===========  ============  ===========

  Beginning units.................    7,399,862    2,817,570     8,210,451    7,330,647     4,379,205    1,958,401
                                   ------------  -----------  ------------  -----------  ------------  -----------
  Units issued....................   12,869,263    7,075,748     8,900,083    2,772,012    25,844,630    3,847,437
  Units redeemed..................  (11,993,385)  (2,493,456)   (5,094,092)  (1,892,208)   (9,311,794)  (1,426,633)
                                   ------------  -----------  ------------  -----------  ------------  -----------
  Ending units....................    8,275,740    7,399,862    12,016,442    8,210,451    20,912,041    4,379,205
                                   ============  ===========  ============  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                         SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH                             AST NEUBERGER BERMAN MID-CAP  AST NEUBERGER BERMAN/LSV
        PORTFOLIO            AST MFS GROWTH PORTFOLIO       GROWTH PORTFOLIO         MID-CAP VALUE PORTFOLIO
-------------------------    ------------------------  ---------------------------  -------------------------
 01/01/2011      01/01/2010   01/01/2011   01/01/2010   01/01/2011     01/01/2010    01/01/2011    01/01/2010
     TO              TO           TO           TO           TO             TO            TO            TO
 12/31/2011      12/31/2010   12/31/2011   12/31/2010   12/31/2011     12/31/2010    12/31/2011    12/31/2010
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------
$ (1,661,802)   $  (663,419) $  (415,225) $  (218,408) $ (1,538,448)  $  (530,649)  $   (683,195) $  (264,614)
           0              0            0            0             0             0              0            0
  (1,571,416)      (863,107)     (92,841)      51,437       (16,785)      571,644     (5,513,425)    (640,332)
  (6,299,604)    14,435,435   (1,865,905)   2,479,275    (5,915,307)    9,292,173     (6,465,566)  10,590,682
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------

  (9,532,822)    12,908,909   (2,373,971)   2,312,304    (7,470,540)    9,333,168    (12,662,186)   9,685,736
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------

  57,454,010     36,349,073   14,742,856   11,455,971    62,217,195    27,278,317     46,536,831   36,110,174
     (19,408)        (8,960)           0            0          (990)      (14,838)        (6,057)           0

  (5,371,138)    (3,975,655)  (1,117,920)    (468,820)   (2,061,611)     (993,539)    (2,647,594)  (1,526,927)

 (23,306,496)     4,184,659   (5,342,908)   5,049,503   (15,981,311)    8,387,721    (22,194,283)   7,726,488
    (672,685)      (262,992)    (212,546)     (81,643)     (539,513)     (154,789)      (608,799)    (232,004)
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------

  28,084,283     36,286,125    8,069,482   15,955,011    43,633,770    34,502,872     21,080,098   42,077,731
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------

  18,551,461     49,195,034    5,695,511   18,267,315    36,163,230    43,836,040      8,417,912   51,763,467

  99,289,364     50,094,330   27,605,037    9,337,722    64,481,500    20,645,460     78,392,118   26,628,651
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------
$117,840,825    $99,289,364  $33,300,548  $27,605,037  $100,644,730   $64,481,500   $ 86,810,030  $78,392,118
============    ===========  ===========  ===========  ============   ===========   ============  ===========

   9,228,317      5,648,986    2,603,376      986,236     5,335,094     2,096,148      7,173,550    3,024,362
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------
  13,485,414      6,182,159    4,051,956    2,284,624    13,577,914     4,670,481     12,333,462    6,733,936
 (11,531,539)    (2,602,828)  (3,437,135)    (667,484)  (10,298,568)   (1,431,535)   (11,320,490)  (2,584,748)
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------
  11,182,192      9,228,317    3,218,197    2,603,376     8,614,440     5,335,094      8,186,522    7,173,550
============    ===========  ===========  ===========  ============   ===========   ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ------------------------------------------------------------------------------
                                   AST PIMCO LIMITED MATURITY  AST T. ROWE PRICE EQUITY   AST QMA US EQUITY ALPHA
                                         BOND PORTFOLIO            INCOME PORTFOLIO              PORTFOLIO
                                   --------------------------  ------------------------  ------------------------
                                    01/01/2011    01/01/2010    01/01/2011   01/01/2010   01/01/2011   01/01/2010
                                        TO            TO            TO           TO           TO           TO
                                    12/31/2011    12/31/2010    12/31/2011   12/31/2010   12/31/2011   12/31/2010
                                   ------------  ------------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $ (1,069,129) $    500,499  $  (258,075) $  (124,816) $  (239,155) $  (122,219)
  Capital gains distributions
   received.......................    2,107,308       100,551            0            0            0            0
  Realized gain (loss) on shares
   redeemed.......................     (430,496)     (284,311)  (2,322,679)    (513,232)    (734,646)    (177,948)
  Net change in unrealized gain
   (loss) on investments..........      (43,486)      881,807   (2,157,358)   4,388,991     (318,308)   2,182,015
                                   ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................      564,197     1,198,546   (4,738,112)   3,750,943   (1,292,109)   1,881,848
                                   ------------  ------------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   63,799,009    49,213,544   26,011,071   21,984,660   12,314,263    8,410,772
  Annuity Payments................      (31,083)      (34,271)           0            0         (850)           0
  Surrenders, withdrawals and
   death benefits.................  (10,828,361)   (6,080,815)  (1,054,509)    (694,568)    (974,519)    (411,747)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    8,341,377    10,642,736   (9,633,674)   2,253,303   (1,060,622)   1,493,264
  Withdrawal and other
   charges........................     (662,038)     (292,548)    (329,735)    (157,685)    (147,478)     (50,175)
                                   ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   60,618,904    53,448,646   14,993,153   23,385,710   10,130,794    9,442,114
                                   ------------  ------------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   61,183,101    54,647,192   10,255,041   27,136,653    8,838,685   11,323,962

NET ASSETS
  Beginning of period.............  102,959,497    48,312,305   43,678,448   16,541,795   19,153,680    7,829,718
                                   ------------  ------------  -----------  -----------  -----------  -----------
  End of period................... $164,142,598  $102,959,497  $53,933,489  $43,678,448  $27,992,365  $19,153,680
                                   ============  ============  ===========  ===========  ===========  ===========

  Beginning units.................    9,358,496     4,167,693    4,615,182    2,161,472    1,934,062      983,307
                                   ------------  ------------  -----------  -----------  -----------  -----------
  Units issued....................   15,646,583     8,747,168    6,741,661    4,312,924    3,425,804    1,483,986
  Units redeemed..................   (9,648,441)   (3,556,365)  (5,563,409)  (1,859,214)  (2,671,702)    (533,231)
                                   ------------  ------------  -----------  -----------  -----------  -----------
  Ending units....................   15,356,638     9,358,496    5,793,434    4,615,182    2,688,164    1,934,062
                                   ============  ============  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
 AST T. ROWE PRICE NATURAL        AST T. ROWE PRICE ASSET       AST MFS GLOBAL EQUITY    AST JPMORGAN INTERNATIONAL
    RESOURCES PORTFOLIO            ALLOCATION PORTFOLIO               PORTFOLIO               EQUITY PORTFOLIO
--------------------------    ------------------------------  -------------------------  -------------------------
 01/01/2011      01/01/2010     01/01/2011      01/01/2010     01/01/2011    01/01/2010   01/01/2011    01/01/2010
     TO              TO             TO              TO             TO            TO           TO            TO
 12/31/2011      12/31/2010     12/31/2011      12/31/2010     12/31/2011    12/31/2010   12/31/2011    12/31/2010
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------
$ (2,933,854)   $ (1,727,306) $  (12,239,134) $   (7,039,787) $ (1,008,835) $  (426,241) $   (278,386) $  (345,855)
           0               0               0               0             0            0             0            0
 (21,424,084)     (8,068,734)    (23,561,430)      4,334,623    (3,065,557)    (637,063)   (8,244,379)  (1,080,192)
 (42,683,044)     43,192,200     (45,536,830)    106,443,753    (6,204,187)   6,859,834   (11,089,319)   6,733,835
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------

 (67,040,982)     33,396,160     (81,337,394)    103,738,589   (10,278,579)   5,796,530   (19,612,084)   5,307,788
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------

 125,329,516      81,759,033   1,366,449,922     960,125,293    48,630,665   38,254,873    46,028,814   45,271,111
     (73,128)       (117,544)       (324,528)         (6,658)      (28,507)      (3,431)            0            0
  (9,583,248)     (7,510,721)    (36,288,762)    (12,801,562)   (1,927,519)    (918,731)   (2,276,672)  (1,505,812)
 (63,438,016)     19,049,551    (342,122,960)    113,675,040   (15,603,046)   6,157,444   (23,340,361)   5,651,681
  (1,562,649)       (658,679)    (14,390,187)     (4,985,770)     (579,797)    (199,562)     (696,995)    (307,260)
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------

  50,672,475      92,521,640     973,323,485   1,056,006,343    30,491,796   43,290,593    19,714,786   49,109,720
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------

 (16,368,507)    125,917,800     891,986,091   1,159,744,932    20,213,217   49,087,123       102,702   54,417,508

 237,117,710     111,199,910   1,581,659,296     421,914,364    67,367,886   18,280,763    90,494,799   36,077,291
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------
$220,749,203    $237,117,710  $2,473,645,387  $1,581,659,296  $ 87,581,103  $67,367,886  $ 90,597,501  $90,494,799
============    ============  ==============  ==============  ============  ===========  ============  ===========

  18,819,743       9,564,384     146,125,937      42,023,411     6,014,635    1,712,519     8,841,943    3,787,595
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------
  32,314,613      15,994,557     245,354,653     124,785,390    11,677,053    5,796,557    13,180,716    7,949,201
 (29,553,370)     (6,739,198)   (162,379,154)    (20,682,864)   (9,403,285)  (1,494,441)  (12,237,949)  (2,894,853)
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------
  21,580,986      18,819,743     229,101,436     146,125,937     8,288,403    6,014,635     9,784,710    8,841,943
============    ============  ==============  ==============  ============  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                      SUBACCOUNTS
                                 -------------------------------------------------------------------------------------
                                  AST T. ROWE PRICE GLOBAL   AST WELLINGTON MANAGEMENT     AST CAPITAL GROWTH ASSET
                                       BOND PORTFOLIO         HEDGED EQUITY PORTFOLIO        ALLOCATION PORTFOLIO
                                 -------------------------  --------------------------  ------------------------------
                                  01/01/2011    01/01/2010   01/01/2011    01/01/2010     01/01/2011      01/01/2010
                                      TO            TO           TO            TO             TO              TO
                                  12/31/2011    12/31/2010   12/31/2011    12/31/2010     12/31/2011      12/31/2010
                                 ------------  -----------  ------------  ------------  --------------  --------------
OPERATIONS
 Net investment income
  (loss)........................ $    801,976  $   334,647  $ (2,596,113) $ (1,676,236) $  (42,019,186) $  (17,292,134)
 Capital gains distributions
  received......................      669,467      194,654             0             0               0               0
 Realized gain (loss) on shares
  redeemed......................      353,711     (513,846)   (1,567,286)     (695,081)    (16,206,064)     (3,821,726)
 Net change in unrealized gain
  (loss) on investments.........     (362,314)   1,488,631    (8,905,749)   19,494,071    (207,253,142)    280,116,164
                                 ------------  -----------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS....................    1,462,840    1,504,086   (13,069,148)   17,122,754    (265,478,392)    259,002,304
                                 ------------  -----------  ------------  ------------  --------------  --------------

CONTRACT OWNER
  TRANSACTIONS
 Contract owner net
  payments......................   51,141,725   37,742,204   122,860,736     6,538,798   1,024,782,927   1,134,507,274
 Annuity Payments...............     (100,113)      (4,616)     (291,402)      (28,721)        (34,614)        (48,067)
 Surrenders, withdrawals and
  death benefits................   (3,211,076)  (2,071,133)  (11,080,745)   (9,528,323)    (77,251,951)    (50,543,240)
 Net transfers between other
  subaccounts or fixed rate
  option........................   (5,680,313)   3,342,661    16,310,286    (3,610,461)   (870,888,167)     96,224,309
 Withdrawal and other
  charges.......................     (556,889)    (186,846)     (672,530)     (569,984)    (18,936,710)    (10,012,672)
                                 ------------  -----------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  CONTRACT OWNER
  TRANSACTIONS..................   41,593,334   38,822,270   127,126,345    (7,198,691)     57,671,485   1,170,127,604
                                 ------------  -----------  ------------  ------------  --------------  --------------

TOTAL INCREASE
  (DECREASE) IN NET
  ASSETS........................   43,056,174   40,326,356   114,057,197     9,924,063    (207,806,907)  1,429,129,908

NET ASSETS
 Beginning of period............   70,482,611   30,156,255   151,898,334   141,974,271   3,101,702,125   1,672,572,217
                                 ------------  -----------  ------------  ------------  --------------  --------------
 End of period.................. $113,538,785  $70,482,611  $265,955,531  $151,898,334  $2,893,895,218  $3,101,702,125
                                 ============  ===========  ============  ============  ==============  ==============

 Beginning units................    6,414,856    2,630,885    15,550,715    16,368,619     297,588,583     182,178,728
                                 ------------  -----------  ------------  ------------  --------------  --------------
 Units issued...................   12,203,682    5,756,173    26,361,479     3,206,431     249,637,970     197,056,548
 Units redeemed.................   (8,192,865)  (1,972,202)  (12,496,303)   (4,024,335)   (259,237,713)    (81,646,693)
                                 ------------  -----------  ------------  ------------  --------------  --------------
 Ending units...................   10,425,673    6,414,856    29,415,891    15,550,715     287,988,840     297,588,583
                                 ============  ===========  ============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
 AST ACADEMIC STRATEGIES ASSET     AST BALANCED ASSET ALLOCATION      AST PRESERVATION ASSET      AST FIRST TRUST BALANCED TARGET
     ALLOCATION PORTFOLIO                    PORTFOLIO                 ALLOCATION PORTFOLIO                  PORTFOLIO
------------------------------    ------------------------------  ------------------------------  ------------------------------
  01/01/2011        01/01/2010      01/01/2011      01/01/2010      01/01/2011      01/01/2010      01/01/2011      01/01/2010
      TO                TO              TO              TO              TO              TO              TO              TO
  12/31/2011        12/31/2010      12/31/2011      12/31/2010      12/31/2011      12/31/2010      12/31/2011      12/31/2010
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$  (33,379,568)   $  (16,804,080) $  (39,196,878) $  (22,594,249) $  (21,174,511) $   (7,125,182) $      339,012  $   (1,964,543)
             0                 0               0               0               0               0               0               0
   (21,159,293)       (3,273,089)     28,966,827      15,668,623      27,118,606      13,144,293     (23,367,311)      1,519,426
  (155,056,758)      207,238,250    (179,039,480)    276,659,761     (41,348,326)    137,638,945     (65,186,924)     82,435,956
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

  (209,595,619)      187,161,081    (189,269,531)    269,734,135     (35,404,231)    143,658,056     (88,215,223)     81,990,839
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 1,060,310,000     1,012,386,393   1,120,558,937   1,158,246,684     913,541,256     889,173,216     715,533,090     558,240,620
       (54,777)          (50,158)     (1,652,150)     (1,191,070)     (1,304,838)     (1,012,294)           (357)              0
   (75,450,434)      (53,522,398)   (167,162,173)   (130,696,229)   (132,466,652)    (99,177,670)    (27,306,788)    (13,636,165)
  (571,845,510)      125,342,254    (516,151,435)    118,993,299     (72,746,815)     75,408,953    (253,929,536)     59,532,530
   (16,585,901)       (7,372,183)    (20,900,183)    (11,619,089)    (14,013,495)     (7,020,160)     (8,040,472)     (3,106,468)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   396,373,378     1,076,783,908     414,692,996   1,133,733,595     693,009,456     857,372,045     426,255,937     601,030,517
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

   186,777,759     1,263,944,989     225,423,465   1,403,467,730     657,605,225   1,001,030,101     338,040,714     683,021,356

 2,538,982,454     1,275,037,465   3,322,649,778   1,919,182,048   2,211,567,468   1,210,537,367   1,008,798,895     325,777,539
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$2,725,760,213    $2,538,982,454  $3,548,073,243  $3,322,649,778  $2,869,172,693  $2,211,567,468  $1,346,839,609  $1,008,798,895
==============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

   241,208,278       135,487,612     308,411,300     196,484,156     199,628,107     115,717,040      95,850,727      37,024,284
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   217,981,554       145,578,743     235,969,405     166,493,716     161,870,456     116,132,851     132,561,079      73,705,639
  (190,167,898)      (39,858,077)   (204,798,556)    (54,566,572)    (97,108,210)    (32,221,784)    (98,362,400)    (14,879,196)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   269,021,934       241,208,278     339,582,149     308,411,300     264,390,353     199,628,107     130,049,406      95,850,727
==============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                           SUBACCOUNTS
                                   ------------------------------------------------------------------------------------------
                                       AST FIRST TRUST CAPITAL                                          AST T. ROWE PRICE
                                         APPRECIATION TARGET           AST ADVANCED STRATEGIES          LARGE-CAP GROWTH
                                              PORTFOLIO                       PORTFOLIO                     PORTFOLIO
                                   ------------------------------  ------------------------------  --------------------------
                                     01/01/2011      01/01/2010      01/01/2011      01/01/2010     01/01/2011    01/01/2010
                                         TO              TO              TO              TO             TO            TO
                                     12/31/2011      12/31/2010      12/31/2011      12/31/2010     12/31/2011    12/31/2010
                                   --------------  --------------  --------------  --------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $   (8,954,803) $   (6,629,686) $  (13,398,739) $   (6,818,107) $ (3,091,621) $ (1,532,065)
  Capital gains distributions
   received.......................              0               0               0               0             0             0
  Realized gain (loss) on shares
   redeemed.......................    (60,826,394)        (54,691)    (18,773,736)      6,033,951    (1,308,224)    1,286,756
  Net change in unrealized gain
   (loss) on investments..........   (165,228,575)    154,800,544     (76,239,653)    112,222,331   (13,857,020)   17,175,619
                                   --------------  --------------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (235,009,772)    148,116,167    (108,412,128)    111,438,175   (18,256,865)   16,930,310
                                   --------------  --------------  --------------  --------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    959,511,469     693,837,514   1,173,196,706     801,621,593    84,639,943    66,740,548
  Annuity Payments................           (334)       (199,015)         (3,071)        (94,085)      (30,734)      (10,141)
  Surrenders, withdrawals and
   death benefits.................    (27,930,901)    (14,284,170)    (36,064,453)    (15,477,683)   (7,268,529)   (5,449,068)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (580,355,383)     74,477,940    (437,156,233)    100,597,532   (36,874,340)    7,587,667
  Withdrawal and other
   charges........................    (11,020,522)     (4,615,340)    (12,395,922)     (4,375,538)   (1,134,842)     (469,648)
                                   --------------  --------------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................    340,204,329     749,216,929     687,577,027     882,271,819    39,331,498    68,399,358
                                   --------------  --------------  --------------  --------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................    105,194,557     897,333,096     579,164,899     993,709,994    21,074,633    85,329,668

NET ASSETS
  Beginning of period.............  1,380,684,150     483,351,054   1,496,354,738     502,644,744   152,421,906    67,092,238
                                   --------------  --------------  --------------  --------------  ------------  ------------
  End of period................... $1,485,878,707  $1,380,684,150  $2,075,519,637  $1,496,354,738  $173,496,539  $152,421,906
                                   ==============  ==============  ==============  ==============  ============  ============

  Beginning units.................    131,381,152      58,997,833     137,362,458      51,794,376    13,776,574     6,994,431
                                   --------------  --------------  --------------  --------------  ------------  ------------
  Units issued....................    198,371,369     110,728,897     211,387,522     108,936,661    21,040,767    10,988,988
  Units redeemed..................   (180,909,161)    (38,345,578)   (155,086,928)    (23,368,579)  (18,627,792)   (4,206,845)
                                   --------------  --------------  --------------  --------------  ------------  ------------
  Ending units....................    148,843,360     131,381,152     193,663,052     137,362,458    16,189,549    13,776,574
                                   ==============  ==============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
      AST MONEY MARKET           AST SMALL-CAP GROWTH        AST PIMCO TOTAL RETURN       AST INTERNATIONAL VALUE
         PORTFOLIO                     PORTFOLIO                 BOND PORTFOLIO                  PORTFOLIO
---------------------------    ------------------------  ------------------------------  -------------------------
  01/01/2011      01/01/2010    01/01/2011   01/01/2010    01/01/2011      01/01/2010     01/01/2011    01/01/2010
      TO              TO            TO           TO            TO              TO             TO            TO
  12/31/2011      12/31/2010    12/31/2011   12/31/2010    12/31/2011      12/31/2010     12/31/2011    12/31/2010
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------
$  (2,987,329)   $ (1,555,369) $(1,571,296) $  (589,824) $    2,474,087  $     (638,399) $    (79,967) $  (193,294)
            0               0            0            0      51,974,246      12,039,158             0            0
            0               0     (451,960)     589,430      (8,804,208)      4,406,098    (4,951,198)    (637,350)
            0               0   (6,987,997)  14,065,972     (23,889,764)     17,632,983    (5,888,431)   3,619,814
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------

   (2,987,329)     (1,555,369)  (9,011,253)  14,065,578      21,754,361      33,439,840   (10,919,596)   2,789,170
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------

  132,143,564     128,089,748   45,239,082   20,868,909     597,815,509     609,450,840    26,442,789   22,859,103
            0         (47,312)           0      (39,543)     (1,186,972)       (349,536)            0            0
 (175,207,370)    (85,621,655)  (5,021,210)  (2,956,449)    (74,088,986)    (59,322,567)     (822,124)    (335,723)
  154,512,075      16,169,330   (9,704,905)   6,659,694    (249,761,461)    111,560,017   (10,220,283)   2,172,881
     (895,077)       (428,047)    (489,227)    (173,977)     (8,492,634)     (3,501,713)     (323,992)    (118,912)
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------

  110,553,192      58,162,064   30,023,740   24,358,634     264,285,456     657,837,041    15,076,390   24,577,349
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------

  107,565,863      56,606,695   21,012,487   38,424,212     286,039,817     691,276,881     4,156,794   27,366,519

  128,581,063      71,974,368   70,221,616   31,797,404   1,231,960,707     540,683,826    39,039,069   11,672,550
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------
$ 236,146,926    $128,581,063  $91,234,103  $70,221,616  $1,518,000,524  $1,231,960,707  $ 43,195,863  $39,039,069
=============    ============  ===========  ===========  ==============  ==============  ============  ===========

   12,762,620       6,855,677    5,748,993    3,575,253     113,265,777      51,426,484     3,757,056    1,307,082
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------
   66,184,250      30,368,495   11,121,180    3,745,444     136,000,768      89,114,809     7,003,568    3,574,739
  (54,931,668)    (24,461,552)  (9,284,565)  (1,571,704)   (109,323,449)    (27,275,516)   (5,997,630)  (1,124,765)
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------
   24,015,202      12,762,620    7,585,608    5,748,993     139,943,096     113,265,777     4,762,994    3,757,056
=============    ============  ===========  ===========  ==============  ==============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   ------------------------------------------------------------------------------------
                                    AST INTERNATIONAL GROWTH   NVIT DEVELOPING MARKETS      AST INVESTMENT GRADE BOND
                                           PORTFOLIO                     FUND                       PORTFOLIO
                                   -------------------------  -------------------------  ------------------------------
                                    01/01/2011    01/01/2010   01/01/2011    01/01/2010     01/01/2011      01/01/2010
                                        TO            TO           TO            TO             TO              TO
                                    12/31/2011    12/31/2010   12/31/2011    12/31/2010     12/31/2011      12/31/2010
                                   ------------  -----------  ------------  -----------  ---------------  -------------
OPERATIONS
  Net investment income
   (loss)......................... $   (514,583) $  (280,062) $   (268,665) $  (357,844) $   (35,999,379) $  21,076,036
  Capital gains distributions
   received.......................            0            0             0            0       57,978,969     72,866,958
  Realized gain (loss) on shares
   redeemed.......................   (4,755,991)    (577,695)   (1,351,237)  (1,701,140)      (8,996,000)   (14,525,846)
  Net change in unrealized gain
   (loss) on investments..........   (6,418,714)   4,535,610    (3,333,373)   4,854,884      154,548,422    (31,643,393)
                                   ------------  -----------  ------------  -----------  ---------------  -------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (11,689,288)   3,677,853    (4,953,275)   2,795,900      167,532,012     47,773,755
                                   ------------  -----------  ------------  -----------  ---------------  -------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   42,627,905   21,946,483        52,248      111,808                0              0
  Policy loans....................            0            0       (28,320)           0                0              0
  Surrenders, withdrawals and
   death benefits.................     (720,127)    (399,400)   (2,071,904)  (2,009,133)     (50,244,306)   (10,642,172)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (7,176,604)   3,606,957    (4,615,879)   3,227,953    7,361,610,289   (157,784,793)
  Withdrawal and other
   charges........................     (318,470)    (118,330)      (50,348)     (56,146)     (25,511,523)    (3,462,835)
                                   ------------  -----------  ------------  -----------  ---------------  -------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   34,412,704   25,035,710    (6,714,203)   1,274,482    7,285,854,460   (171,889,800)
                                   ------------  -----------  ------------  -----------  ---------------  -------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   22,723,416   28,713,563   (11,667,478)   4,070,382    7,453,386,472   (124,116,045)

NET ASSETS
  Beginning of period.............   40,508,656   11,795,093    25,523,843   21,453,461      153,555,135    277,671,180
                                   ------------  -----------  ------------  -----------  ---------------  -------------
  End of period................... $ 63,232,072  $40,508,656  $ 13,856,365  $25,523,843  $ 7,606,941,607  $ 153,555,135
                                   ============  ===========  ============  ===========  ===============  =============

  Beginning units.................    3,921,125    1,454,945     1,496,359    1,437,186       11,978,281     23,600,420
                                   ------------  -----------  ------------  -----------  ---------------  -------------
  Units issued....................    9,708,084    3,683,648       269,076      531,954    1,647,509,094    179,733,716
  Units redeemed..................   (6,380,779)  (1,217,468)     (699,816)    (472,781)  (1,035,292,386)  (191,355,855)
                                   ------------  -----------  ------------  -----------  ---------------  -------------
  Ending units....................    7,248,430    3,921,125     1,065,619    1,496,359      624,194,989     11,978,281
                                   ============  ===========  ============  ===========  ===============  =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                         SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS                                                         AST GLOBAL REAL ESTATE
      BOND PORTFOLIO           AST BOND PORTFOLIO 2018    AST BOND PORTFOLIO 2019          PORTFOLIO
--------------------------    -------------------------  ------------------------  ------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011   01/01/2010
     TO              TO            TO            TO           TO           TO           TO           TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011   12/31/2010
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------
$  2,414,441    $   (305,774) $ (1,562,019) $  (204,223) $  (120,873) $  (185,962) $   204,100  $   (44,178)
   3,513,277         423,690     3,364,110      795,479    2,652,543      960,788            0            0
   2,248,143       1,159,754     1,219,236    1,608,555     (313,601)   1,079,520   (2,111,918)     119,858
   2,025,194       1,889,443     4,501,640      474,794     (503,158)     (51,345)  (2,792,256)   2,021,554
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------

  10,201,055       3,167,113     7,522,967    2,674,605    1,714,911    1,803,001   (4,700,074)   2,097,234
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------

 125,407,380     103,078,513             0            0           34           17   19,976,163   15,407,127
           0               0             0            0            0            0            0            0
  (5,253,961)     (1,638,950)   (2,695,970)  (1,048,001)  (1,000,459)    (856,879)    (338,643)     (71,221)
 (27,326,369)     18,921,335   152,617,157   (8,679,907)  (4,412,548)  (2,307,892)  (9,714,690)   3,127,754
  (1,632,686)       (588,096)      (10,705)     (11,708)      (6,393)      (8,396)    (217,513)     (65,514)
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------

  91,194,364     119,772,802   149,910,482   (9,739,616)  (5,419,366)  (3,173,150)   9,705,317   18,398,146
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------

 101,395,419     122,939,915   157,433,449   (7,065,011)  (3,704,455)  (1,370,149)   5,005,243   20,495,380

 161,901,532      38,961,617    17,223,514   24,288,525   14,731,613   16,101,762   23,406,165    2,910,785
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------
$263,296,951    $161,901,532  $174,656,963  $17,223,514  $11,027,158  $14,731,613  $28,411,408  $23,406,165
============    ============  ============  ===========  ===========  ===========  ===========  ===========

  15,298,556       3,800,958     1,423,064    2,189,161    1,228,899    1,467,447    2,119,576      354,543
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------
  33,133,655      16,135,520    20,485,724    1,123,532      865,272    1,680,859    4,389,933    2,348,512
 (24,433,258)     (4,637,922)   (7,206,385)  (1,889,629)  (1,285,113)  (1,919,407)  (3,807,256)    (583,479)
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------
  23,998,953      15,298,556    14,702,403    1,423,064      809,058    1,228,899    2,702,253    2,119,576
============    ============  ============  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   -------------------------------------------------------------------------------------
                                     AST PARAMETRIC EMERGING   FRANKLIN TEMPLETON VIP FOUNDING     AST GOLDMAN SACHS
                                    MARKETS EQUITY PORTFOLIO        FUNDS ALLOCATION FUND      SMALL-CAP VALUE PORTFOLIO
                                   --------------------------  ------------------------------  -------------------------
                                    01/01/2011    01/01/2010     01/01/2011      01/01/2010     01/01/2011    01/01/2010
                                        TO            TO             TO              TO             TO            TO
                                    12/31/2011    12/31/2010     12/31/2011      12/31/2010     12/31/2011    12/31/2010
                                   ------------  ------------  --------------  --------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $ (1,279,778) $   (860,193) $  (23,828,494) $   12,896,017  $ (1,172,908) $  (364,648)
  Capital gains distributions
   received.......................            0             0               0          83,847             0            0
  Realized gain (loss) on shares
   redeemed.......................  (13,539,987)      899,561     (52,514,959)      2,778,929    (4,397,236)     602,897
  Net change in unrealized gain
   (loss) on investments..........  (30,211,989)   14,238,068     (59,183,445)     55,525,137    (4,384,738)   8,694,476
                                   ------------  ------------  --------------  --------------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (45,031,754)   14,277,436    (135,526,898)     71,283,930    (9,954,882)   8,932,725
                                   ------------  ------------  --------------  --------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   90,380,080    83,237,916     840,535,790     779,140,362    67,063,374   46,248,187
  Annuity Payments................            0             0               0               0             0            0
  Surrenders, withdrawals and
   death benefits.................   (1,615,264)     (492,394)    (20,954,857)     (5,973,947)   (1,150,224)    (275,085)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (63,400,945)   22,678,991    (477,641,251)     96,307,002   (28,383,706)   7,807,178
  Withdrawal and other
   charges........................   (1,221,160)     (448,922)    (10,639,733)     (4,028,615)     (695,724)    (187,783)
                                   ------------  ------------  --------------  --------------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   24,142,711   104,975,591     331,299,949     865,444,802    36,833,720   53,592,497
                                   ------------  ------------  --------------  --------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (20,889,043)  119,253,027     195,773,051     936,728,732    26,878,838   62,525,222

NET ASSETS
  Beginning of period.............  144,881,864    25,628,837   1,165,490,270     228,761,538    72,333,809    9,808,587
                                   ------------  ------------  --------------  --------------  ------------  -----------
  End of period................... $123,992,821  $144,881,864  $1,361,263,321  $1,165,490,270  $ 99,212,647  $72,333,809
                                   ============  ============  ==============  ==============  ============  ===========

  Beginning units.................   12,639,741     2,786,558     114,431,062      26,708,781     6,209,379    1,010,377
                                   ------------  ------------  --------------  --------------  ------------  -----------
  Units issued....................   22,940,141    13,559,592     175,793,466     112,313,681    14,794,166    6,793,399
  Units redeemed..................  (21,909,398)   (3,706,409)   (154,175,823)    (24,591,400)  (12,296,653)  (1,594,397)
                                   ------------  ------------  --------------  --------------  ------------  -----------
  Ending units....................   13,670,484    12,639,741     136,048,705     114,431,062     8,706,892    6,209,379
                                   ============  ============  ==============  ==============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
    AST CLS GROWTH ASSET           AST CLS MODERATE ASSET       AST HORIZON GROWTH ASSET    AST HORIZON MODERATE ASSET
    ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO          ALLOCATION PORTFOLIO         ALLOCATION PORTFOLIO
----------------------------    ----------------------------  ---------------------------  ---------------------------
  01/01/2011       01/01/2010     01/01/2011     01/01/2010     01/01/2011    01/01/2010     01/01/2011    01/01/2010
      TO               TO             TO             TO             TO            TO             TO            TO
  12/31/2011       12/31/2010     12/31/2011     12/31/2010     12/31/2011    12/31/2010     12/31/2011    12/31/2010
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------
$  (14,563,866)   $ (5,258,729) $  (14,870,150) $ (5,399,400) $  (9,817,290) $ (3,698,970) $ (10,251,736) $ (4,390,956)
    10,447,165               0      18,823,710             0     32,513,771             0     43,442,660             0
   (36,242,977)      3,236,488     (22,353,121)    2,133,841    (30,309,048)    2,302,123    (20,175,403)    2,068,033
   (71,741,590)     66,974,826     (66,055,507)   64,996,847    (49,167,076)   43,550,901    (57,101,570)   46,984,034
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------

  (112,101,268)     64,952,585     (84,455,068)   61,731,288    (56,779,643)   42,154,054    (44,086,049)   44,661,111
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------

   714,180,565     537,509,494     698,014,324   582,027,669    466,234,815   365,914,756    469,447,310   434,062,950
             0               0               0             0              0             0        (56,005)            0
   (10,686,227)     (3,042,076)    (16,134,220)   (5,437,364)    (7,244,868)   (2,351,092)   (14,222,028)   (4,210,024)
  (367,547,846)     56,802,522    (213,983,463)   76,008,067   (182,187,810)   41,288,601   (124,217,174)   50,134,859
    (7,739,074)     (2,755,163)     (8,538,964)   (3,251,925)    (5,557,061)   (1,948,906)    (6,544,721)   (2,578,956)
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------

   328,207,418     588,514,777     459,357,677   649,346,447    271,245,076   402,903,359    324,407,382   477,408,829
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------

   216,106,150     653,467,362     374,902,609   711,077,735    214,465,433   445,057,413    280,321,333   522,069,940

   815,839,953     162,372,591     917,592,487   206,514,752    564,004,840   118,947,427    686,924,432   164,854,492
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------
$1,031,946,103    $815,839,953  $1,292,495,096  $917,592,487  $ 778,470,273  $564,004,840  $ 967,245,765  $686,924,432
==============    ============  ==============  ============  =============  ============  =============  ============

    78,030,921      19,248,102      87,540,737    22,971,095     53,201,358    13,284,062     65,121,003    17,716,689
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------
   142,081,443      77,608,107     133,035,078    73,507,465     91,698,121    51,146,449     90,270,574    54,859,775
  (119,368,949)    (18,825,288)    (94,262,906)   (8,937,823)   (70,568,195)  (11,229,153)   (62,145,323)   (7,455,461)
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------
   100,743,415      78,030,921     126,312,909    87,540,737     74,331,284    53,201,358     93,246,254    65,121,003
==============    ============  ==============  ============  =============  ============  =============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                 SUBACCOUNTS
                                   -----------------------------------------------------------------------------
                                   AST FI PYRAMIS(R) ASSET ALLOCATION  PROFUND VP CONSUMER   PROFUND VP CONSUMER
                                            PORTFOLIO                       SERVICES           GOODS PORTFOLIO
                                   ---------------------------------  --------------------  --------------------
                                     01/01/2011       01/01/2010      01/01/2011 01/01/2010 01/01/2011 01/01/2010
                                         TO               TO              TO         TO         TO         TO
                                     12/31/2011       12/31/2010      12/31/2011 12/31/2010 12/31/2011 12/31/2010
                                    -------------     ------------    ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (8,370,200)    $ (2,218,098)     $ (1,108)  $ (1,062)  $   (883)  $ (1,423)
  Capital gains distributions
   received.......................    21,563,244                0             0          0          0          0
  Realized gain (loss) on shares
   redeemed.......................   (34,358,264)       1,328,971       (11,655)     9,311       (621)    13,522
  Net change in unrealized gain
   (loss) on investments..........   (38,777,131)      30,221,179        (6,395)     7,996     (1,198)     5,787
                                    -------------     ------------     --------   --------   --------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (59,942,351)      29,332,052       (19,158)    16,245     (2,702)    17,886
                                    -------------     ------------     --------   --------   --------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   457,424,779      278,063,187         9,999     23,347     11,268     32,548
  Annuity Payments................      (103,749)               0             0          0          0          0
  Surrenders, withdrawals and
   death benefits.................    (6,971,923)      (1,312,492)          (13)         0     (7,246)         0
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (175,163,948)      27,995,209        52,513     25,336    232,480      1,467
  Withdrawal and other
   charges........................    (3,971,570)      (1,102,940)         (905)      (584)      (987)      (658)
                                    -------------     ------------     --------   --------   --------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   271,213,589      303,642,964        61,594     48,099    235,515     33,357
                                    -------------     ------------     --------   --------   --------   --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   211,271,238      332,975,016        42,436     64,344    232,813     51,243

NET ASSETS
  Beginning of period.............   391,883,183       58,908,167        80,168     15,824    125,434     74,191
                                    -------------     ------------     --------   --------   --------   --------
  End of period................... $ 603,154,421     $391,883,183      $122,604   $ 80,168   $358,247   $125,434
                                    =============     ============     ========   ========   ========   ========

  Beginning units.................    36,638,038        6,536,221         7,362      1,750     11,873      8,079
                                    -------------     ------------     --------   --------   --------   --------
  Units issued....................    83,559,824       36,756,997        27,180     16,740     52,852     22,669
  Units redeemed..................   (61,947,085)      (6,655,180)      (24,075)   (11,128)   (33,216)   (18,875)
                                    -------------     ------------     --------   --------   --------   --------
  Ending units....................    58,250,777       36,638,038        10,467      7,362     31,509     11,873
                                    =============     ============     ========   ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP           PROFUND VP HEALTH        PROFUND VP        PROFUND VP MID-CAP
     FINANCIALS                 CARE               INDUSTRIALS             GROWTH
--------------------    --------------------  --------------------  --------------------
01/01/2011   01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
    TO           TO         TO         TO         TO         TO         TO         TO
12/31/2011   12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
----------   ---------- ---------- ---------- ---------- ---------- ---------- ----------
$ (12,665)   $ (12,261) $ (10,581)  $ (8,965) $  (2,410)  $ (2,112) $  (6,928)  $ (4,909)
        0            0          0          0          0          0          0          0
  (53,683)      15,818     33,807     10,573        (95)     1,054    (14,522)    40,655
 (112,339)      48,398     (3,994)    14,586    (22,957)    33,328    (69,492)    52,722
---------    ---------  ---------   --------  ---------   --------  ---------   --------

 (178,687)      51,955     19,232     16,194    (25,462)    32,270    (90,942)    88,468
---------    ---------  ---------   --------  ---------   --------  ---------   --------

   31,086      286,087     55,035    155,411    131,749     57,489    119,701     47,618
        0            0          0          0          0          0          0          0
   (2,165)      (3,081)   (36,093)    (1,106)    (6,193)         0    (53,334)    (2,135)
 (401,772)     (63,030)  (202,975)   298,168   (141,387)    40,111   (225,522)   301,971
   (5,871)      (6,704)    (6,374)    (4,860)    (1,908)    (1,171)    (2,693)    (2,299)
---------    ---------  ---------   --------  ---------   --------  ---------   --------

 (378,722)     213,272   (190,407)   447,613    (17,739)    96,429   (161,848)   345,155
---------    ---------  ---------   --------  ---------   --------  ---------   --------

 (557,409)     265,227   (171,175)   463,807    (43,201)   128,699   (252,790)   433,623

  986,895      721,668    864,436    400,629    214,035     85,336    578,577    144,954
---------    ---------  ---------   --------  ---------   --------  ---------   --------
$ 429,486    $ 986,895  $ 693,261   $864,436  $ 170,834   $214,035  $ 325,787   $578,577
=========    =========  =========   ========  =========   ========  =========   ========

  151,835      121,143     87,079     40,894     23,563     11,449     52,417     17,158
---------    ---------  ---------   --------  ---------   --------  ---------   --------
   84,150      150,328     80,037     80,712     30,292     22,105    109,132    120,848
 (157,948)    (119,636)  (102,679)   (34,527)   (34,550)    (9,991)  (129,905)   (85,589)
---------    ---------  ---------   --------  ---------   --------  ---------   --------
   78,037      151,835     64,437     87,079     19,305     23,563     31,644     52,417
=========    =========  =========   ========  =========   ========  =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                              SUBACCOUNTS
                                   ----------------------------------------------------------------
                                    PROFUND VP MID-CAP      PROFUND VP REAL    PROFUND VP SMALL-CAP
                                           VALUE                ESTATE                GROWTH
                                   --------------------  --------------------  --------------------
                                   01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
                                       TO         TO         TO         TO         TO         TO
                                   12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
                                   ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss).........................  $ (5,608)  $ (4,307) $  (8,599)  $ 13,569  $  (6,831)  $ (5,269)
  Capital gains distributions
   received.......................         0          0          0          0        831          0
  Realized gain (loss) on shares
   redeemed.......................    15,163     28,586     56,390     38,753    (19,740)    18,564
  Net change in unrealized gain
   (loss) on investments..........   (45,692)    26,698    (69,755)    58,867    (52,034)    54,530
                                    --------   --------  ---------   --------  ---------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (36,137)    50,977    (21,964)   111,189    (77,774)    67,825
                                    --------   --------  ---------   --------  ---------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    21,630     68,744     74,968    178,086    116,710     85,066
  Annuity Payments................         0          0          0          0          0          0
  Surrenders, withdrawals and
   death benefits.................    (9,320)    (1,855)   (10,233)    (4,171)   (52,325)      (645)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   235,308    125,976   (359,505)   (40,391)  (131,037)   229,389
  Withdrawal and other
   charges........................    (2,851)    (2,621)    (3,687)    (4,663)    (2,554)    (2,448)
                                    --------   --------  ---------   --------  ---------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   244,767    190,244   (298,457)   128,861    (69,206)   311,362
                                    --------   --------  ---------   --------  ---------   --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   208,630    241,221   (320,421)   240,050   (146,980)   379,187

NET ASSETS
  Beginning of period.............   456,463    215,242    706,567    466,517    550,027    170,840
                                    --------   --------  ---------   --------  ---------   --------
  End of period...................  $665,093   $456,463  $ 386,146   $706,567  $ 403,047   $550,027
                                    ========   ========  =========   ========  =========   ========

  Beginning units.................    46,242     25,833     83,091     67,246     50,538     20,201
                                    --------   --------  ---------   --------  ---------   --------
  Units issued....................   100,172     57,366     35,675     76,262    104,290     92,817
  Units redeemed..................   (79,983)   (36,957)   (75,991)   (60,417)  (117,877)   (62,480)
                                    --------   --------  ---------   --------  ---------   --------
  Ending units....................    66,431     46,242     42,775     83,091     36,951     50,538
                                    ========   ========  =========   ========  =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP        PROFUND VP                             PROFUND VP LARGE-CAP
        VALUE           TELECOMMUNICATIONS   PROFUND VP UTILITIES         GROWTH
--------------------   --------------------  --------------------  --------------------
01/01/2011  01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2011  12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $ (3,569)   $ (4,163) $   4,993   $  1,334   $  1,483   $  2,516  $ (11,034)  $ (9,961)
        0           0          0          0          0          0          0          0
   (1,699)     17,490     (1,637)     3,083     11,846      8,108     29,651     47,103
  (14,895)     19,221    (14,458)    16,440     37,775     (2,710)   (47,379)    29,370
 --------    --------  ---------   --------   --------   --------  ---------   --------

  (20,163)     32,548    (11,102)    20,857     51,104      7,914    (28,762)    66,512
 --------    --------  ---------   --------   --------   --------  ---------   --------

   27,627      25,897      3,346     31,772     63,415     50,357     58,985     43,716
        0           0          0          0          0          0          0          0
   (8,176)       (598)        (9)       (79)      (342)      (204)   (63,979)    (3,083)
  147,548      16,417   (104,890)    73,275    181,656    (57,399)    52,518        419
   (1,429)     (2,323)    (1,046)      (852)    (2,440)    (2,124)    (4,672)    (5,139)
 --------    --------  ---------   --------   --------   --------  ---------   --------

  165,570      39,393   (102,599)   104,116    242,289     (9,370)    42,852     35,913
 --------    --------  ---------   --------   --------   --------  ---------   --------

  145,407      71,941   (113,701)   124,973    293,393     (1,456)    14,090    102,425

  258,505     186,564    246,298    121,325    295,251    296,707    676,824    574,399
 --------    --------  ---------   --------   --------   --------  ---------   --------
 $403,912    $258,505  $ 132,597   $246,298   $588,644   $295,251  $ 690,914   $676,824
 ========    ========  =========   ========   ========   ========  =========   ========

   25,324      21,915     25,387     15,804     36,030     37,739     70,690     66,952
 --------    --------  ---------   --------   --------   --------  ---------   --------
   71,486      62,761     17,644     28,097     65,007     26,647    102,147     65,856
  (57,350)    (59,352)   (28,431)   (18,514)   (46,373)   (28,356)  (103,341)   (62,118)
 --------    --------  ---------   --------   --------   --------  ---------   --------
   39,460      25,324     14,600     25,387     54,664     36,030     69,496     70,690
 ========    ========  =========   ========   ========   ========  =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                  SUBACCOUNTS
                                   ------------------------------------------------------------------------
                                   PROFUND VP LARGE-CAP   AST JENNISON LARGE-CAP    AST JENNISON LARGE-CAP
                                           VALUE              VALUE PORTFOLIO          GROWTH PORTFOLIO
                                   --------------------  ------------------------  ------------------------
                                   01/01/2011 01/01/2010  01/01/2011   01/01/2010   01/01/2011   01/01/2010
                                       TO         TO          TO           TO           TO           TO
                                   12/31/2011 12/31/2010  12/31/2011   12/31/2010   12/31/2011   12/31/2010
                                   ---------- ---------- -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (6,604)  $ (4,307) $  (481,154) $  (143,955) $  (463,441) $   (93,986)
  Capital gains distributions
   received.......................         0          0      129,050       14,850            0            0
  Realized gain (loss) on shares
   redeemed.......................   (42,359)    (6,405)  (2,793,497)     (99,339)    (954,647)     (23,619)
  Net change in unrealized gain
   (loss) on investments..........   (40,958)    56,279   (2,493,809)   2,127,994   (1,425,053)   1,436,671
                                   ---------   --------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (89,921)    45,567   (5,639,410)   1,899,550   (2,843,141)   1,319,066
                                   ---------   --------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    87,706    311,992   24,780,520   18,347,732   22,060,185   12,060,589
  Annuity Payments................         0          0            0            0            0            0
  Surrenders, withdrawals and
   death benefits.................   (56,894)      (218)    (395,637)     (89,452)    (306,409)     (42,002)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   182,086     49,815   (9,485,344)   4,214,808   (2,389,885)   2,484,324
  Withdrawal and other
   charges........................    (4,955)    (4,625)    (232,029)     (50,576)    (175,376)     (32,878)
                                   ---------   --------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   207,943    356,964   14,667,510   22,422,512   19,188,515   14,470,033
                                   ---------   --------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   118,022    402,531    9,028,100   24,322,062   16,345,374   15,789,099

NET ASSETS
  Beginning of period.............   732,764    330,233   24,809,153      487,091   16,038,561      249,462
                                   ---------   --------  -----------  -----------  -----------  -----------
  End of period................... $ 850,786   $732,764  $33,837,253  $24,809,153  $32,383,935  $16,038,561
                                   =========   ========  ===========  ===========  ===========  ===========

  Beginning units.................    89,036     44,746    2,319,311       47,286    1,477,715       24,230
                                   ---------   --------  -----------  -----------  -----------  -----------
  Units issued....................   231,178    123,013    5,579,780    2,628,218    6,022,523    1,724,146
  Units redeemed..................  (222,933)   (78,723)  (4,474,375)    (356,193)  (4,476,730)    (270,661)
                                   ---------   --------  -----------  -----------  -----------  -----------
  Ending units....................    97,281     89,036    3,424,716    2,319,311    3,023,508    1,477,715
                                   =========   ========  ===========  ===========  ===========  ===========

*  Date subaccount became available for investment
** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                         SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
  CREDIT SUISSE TRUST
INTERNATIONAL EQUITY FLEX III
       PORTFOLIO               AST BOND PORTFOLIO 2020    AST BOND PORTFOLIO 2017    AST BOND PORTFOLIO 2021
----------------------------  -------------------------  -------------------------  -------------------------
 01/01/2011     01/01/2010     01/01/2011    01/01/2010   01/01/2011   01/04/2010*   01/01/2011   01/04/2010*
     TO             TO             TO            TO           TO           TO            TO           TO
10/21/2011**    12/31/2010     12/31/2011    12/31/2010   12/31/2011   12/31/2010    12/31/2011   12/31/2010
------------    ----------    ------------  -----------  ------------  -----------  ------------  -----------
$   161,925     $ (119,376)   $    (66,889) $  (320,238) $ (1,380,067) $  (120,888) $ (2,372,052) $  (123,369)
          0              0       1,536,534            0       356,403            0             0            0
   (435,076)        (2,119)         67,199    1,543,442       739,451      734,749     6,295,875     (394,532)
 (1,153,588)     1,054,177          13,305      155,536     3,411,695      (26,183)   14,846,592     (591,330)
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------

 (1,426,739)       932,682       1,550,149    1,378,740     3,127,482      587,678    18,770,415   (1,109,231)
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------

      6,260         56,224              62          954             0            0             0            0
     (7,148)        (6,941)              0            0             0            0             0            0
   (778,858)      (911,480)       (290,634)    (763,323)   (2,838,068)    (448,217)   (4,036,042)    (310,835)
 (7,741,280)       176,706     (14,787,484)  15,532,076   168,630,258    4,606,659   193,199,248   26,303,043
     (3,588)        (4,929)         (2,730)     (11,533)      (57,543)           0       (82,427)        (108)
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------

 (8,524,614)      (690,420)    (15,080,786)  14,758,174   165,734,647    4,158,442   189,080,779   25,992,100
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------

 (9,951,353)       242,262     (13,530,637)  16,136,914   168,862,129    4,746,120   207,851,194   24,882,869

  9,951,353      9,709,091      17,133,185      996,271     4,746,120            0    24,882,869            0
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------
$         0     $9,951,353    $  3,602,548  $17,133,185  $173,608,249  $ 4,746,120  $232,734,063  $24,882,869
===========      ==========   ============  ===========  ============  ===========  ============  ===========

    890,619        961,736       1,771,066      113,597       449,557            0     2,261,043            0
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------
     42,042         91,617       1,231,594    6,821,656    23,744,431    2,279,990    30,873,753    4,286,029
   (932,661)      (162,734)     (2,688,871)  (5,164,187)   (9,107,483)  (1,830,433)  (14,778,649)  (2,024,986)
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------
          0        890,619         313,789    1,771,066    15,086,505      449,557    18,356,147    2,261,043
===========      ==========   ============  ===========  ============  ===========  ============  ===========

*  Date subaccount became available for investment
** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                 SUBACCOUNTS
                                   ----------------------------------------------------------------------
                                    WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE
                                        VT CORE EQUITY      VT INTERNATIONAL EQUITY     VT OMEGA GROWTH
                                   PORTFOLIO SHARE CLASS 1  PORTFOLIO SHARE CLASS 1 PORTFOLIO SHARE CLASS 1
                                   -----------------------  ---------------------   ----------------------
                                    01/01/2011  07/16/2010* 01/01/2011  07/16/2010* 01/01/2011  07/16/2010*
                                        TO          TO          TO          TO          TO          TO
                                   08/26/2011** 12/31/2010  12/31/2011  12/31/2010  12/31/2011  12/31/2010
                                   ------------ ----------- ----------  ----------- ----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $    (4,503) $  (15,987) $  (9,022)   $ (7,731)  $  (26,631) $  (13,737)
  Capital gains distributions
   received.......................     381,228           0     38,520           0       13,281           0
  Realized gain (loss) on shares
   redeemed.......................    (160,973)     33,375     23,264      18,392      134,548      33,466
  Net change in unrealized gain
   (loss) on investments..........    (393,326)    393,326   (175,830)    176,401     (203,172)    392,777
                                   -----------  ----------  ---------    --------   ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (177,574)    410,714   (123,068)    187,062      (81,974)    412,506
                                   -----------  ----------  ---------    --------   ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................           0         436          0           0            0          17
  Annuity Payments................           0           0          0           0       (1,208)          0
  Surrenders, withdrawals and
   death benefits.................    (544,049)   (226,234)  (135,129)    (90,145)    (489,018)   (216,468)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (1,377,644)  1,919,017    (75,892)    888,420      (61,690)  1,694,559
  Withdrawal and other
   charges........................      (2,657)     (2,009)    (1,666)       (912)      (5,338)     (2,086)
                                   -----------  ----------  ---------    --------   ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (1,924,350)  1,691,210   (212,687)    797,363     (557,254)  1,476,022
                                   -----------  ----------  ---------    --------   ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (2,101,924)  2,101,924   (335,755)    984,425     (639,228)  1,888,528

NET ASSETS
  Beginning of period.............   2,101,924           0    984,425           0    1,888,528           0
                                   -----------  ----------  ---------    --------   ----------  ----------
  End of period................... $         0  $2,101,924  $ 648,670    $984,425   $1,249,300  $1,888,528
                                   ===========  ==========  =========    ========   ==========  ==========

  Beginning units.................     147,588           0     68,335           0      960,874           0
                                   -----------  ----------  ---------    --------   ----------  ----------
  Units issued....................         453     168,512      3,338      78,496       56,747   1,100,909
  Units redeemed..................    (148,041)    (20,924)   (19,180)    (10,161)    (335,017)   (140,035)
                                   -----------  ----------  ---------    --------   ----------  ----------
  Ending units....................           0     147,588     52,493      68,335      682,604     960,874
                                   ===========  ==========  =========    ========   ==========  ==========

*  Date subaccount became available for investment
** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                            SUBACCOUNTS (CONTINUED)
    -----------------------------------------------------------------------
                                                                     AST
    WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE   AST BOND    QUANTITATIVE
     VT SMALL CAP GROWTH      VT SMALL CAP VALUE     PORTFOLIO     MODELING
    PORTFOLIO SHARE CLASS 1 PORTFOLIO SHARE CLASS 1    2022       PORTFOLIO
    ---------------------   ----------------------  -----------  ------------
    01/01/2011  07/16/2010* 01/01/2011  07/16/2010* 01/03/2011*  05/02/2011*
        TO          TO          TO          TO          TO            TO
    12/31/2011  12/31/2010  12/31/2011  12/31/2010  12/31/2011    12/31/2011
    ----------  ----------- ----------  ----------- -----------  ------------
    $ (11,453)   $ (5,898)  $  (13,981) $  (16,134) $  (523,180) $  (410,093)
            0           0            0           0            0            0
       58,190      12,918      113,941      32,270      781,609      (28,323)
      (88,021)    178,554     (248,068)    397,279    3,313,545   (1,501,336)
    ---------    --------   ----------  ----------  -----------  -----------

      (41,284)    185,574     (148,108)    413,415    3,571,974   (1,939,752)
    ---------    --------   ----------  ----------  -----------  -----------

       11,422           0           49          46            0   82,822,404
            0           0            0           0            0            0
     (216,445)    (81,224)    (564,394)   (271,331)    (534,212)    (424,353)
      (11,622)    700,216      (29,218)  2,016,712   81,458,818      666,048
       (1,452)       (671)      (5,127)     (2,805)        (313)         (52)
    ---------    --------   ----------  ----------  -----------  -----------

     (218,097)    618,321     (598,690)  1,742,622   80,924,293   83,064,047
    ---------    --------   ----------  ----------  -----------  -----------

     (259,381)    803,895     (746,798)  2,156,037   84,496,267   81,124,295

      803,895           0    2,156,037           0            0            0
    ---------    --------   ----------  ----------  -----------  -----------
    $ 544,514    $803,895   $1,409,239  $2,156,037  $84,496,267  $81,124,295
    =========    ========   ==========  ==========  ===========  ===========

       65,643           0      182,670           0            0            0
    ---------    --------   ----------  ----------  -----------  -----------
        6,142      75,490        7,388     214,443   10,939,930    9,571,626
      (24,510)     (9,847)     (59,447)    (31,773)  (3,889,175)    (455,648)
    ---------    --------   ----------  ----------  -----------  -----------
       47,275      65,643      130,611     182,670    7,050,755    9,115,978
    =========    ========   ==========  ==========  ===========  ===========

*  Date subaccount became available for investment
** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                           SUBACCOUNTS
                                   -----------------------------------------------------------
                                                  WELLS FARGO
                                   AST BLACKROCK  ADVANTAGE VT
                                      GLOBAL      OPPORTUNITY   AST PRUDENTIAL  AST NEUBERGER
                                    STRATEGIES       FUND -       CORE BOND      BERMAN CORE
                                     PORTFOLIO      CLASS 1       PORTFOLIO     BOND PORTFOLIO
                                   -------------  ------------  --------------  --------------
                                    04/29/2011*   08/26/2011*    10/31/2011*     10/31/2011*
                                        TO             TO             TO              TO
                                    12/31/2011     12/31/2011     12/31/2011      12/31/2011
                                   -------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss).........................  $ (8,573,981)   $   (8,075)    $   (13,496)     $   (6,875)
  Capital gains distributions
   received.......................             0             0               0               0
  Realized gain (loss) on shares
   redeemed.......................    (7,687,566)        2,455            (136)         (2,189)
  Net change in unrealized gain
   (loss) on investments..........   (43,928,385)       68,169          90,392          32,187
                                    ------------    ----------     -----------      ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (60,189,932)       62,549          76,760          23,123
                                    ------------    ----------     -----------      ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   253,055,390            10       4,956,253       2,439,712
  Annuity Payments................      (224,690)            0               0               0
  Surrenders, withdrawals and
   death benefits.................   (40,482,449)      (72,345)        (14,011)         (5,109)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   665,067,409     1,351,211       6,022,443       1,849,594
  Withdrawal and other
   charges........................    (1,196,754)         (833)         (2,190)         (1,585)
                                    ------------    ----------     -----------      ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   876,218,906     1,278,043      10,962,495       4,282,612
                                    ------------    ----------     -----------      ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   816,028,974     1,340,592      11,039,255       4,305,735

NET ASSETS
  Beginning of period.............             0             0               0               0
                                    ------------    ----------     -----------      ----------
  End of period...................  $816,028,974    $1,340,592     $11,039,255      $4,305,735
                                    ============    ==========     ===========      ==========

  Beginning units.................             0             0               0               0
                                    ------------    ----------     -----------      ----------
  Units issued....................   106,540,937       133,947       1,194,460         550,029
  Units redeemed..................   (17,444,995)       (8,692)        (98,202)       (122,393)
                                    ------------    ----------     -----------      ----------
  Ending units....................    89,095,942       125,255       1,096,258         427,636
                                    ============    ==========     ===========      ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                       NOTES TO FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2011

NOTE 1: GENERAL

        Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 16, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), which is a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One 3, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners FlexElite, Discovery Preferred, Discovery Select, Discovery Choice, Prudential Premier B, L, X Series, Prudential Premier Bb Series, Prudential Premier Retirement X, B, L, C Series, Prudential Premier Advisor and Prudential Premier Retirement Variable Annuity contracts are invested in the Account.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred and thirteen subaccounts within the Account, of which one hundred and twelve had activity during 2011. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "Portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:

AllianceBernstein VPS Large Cap Growth Portfolio Class B
American Century VP Value Fund
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST American Century Income & Growth Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio (merged from Prudential SP Growth
 Asset Allocation Portfolio)
AST BlackRock Value Portfolio (formerly AST Value Portfolio)
AST Bond Portfolio 2016*
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Capital Growth Asset Allocation Portfolio
AST CLS Growth Asset Allocation Portfolio
AST CLS Moderate Asset Allocation Portfolio
AST Cohen & Steers Realty Portfolio
AST Federated Aggressive Growth Portfolio (merged from AST Neuberger Berman
 Small-Cap Growth Portfolio)
AST FI Pyramis(R) Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio (formerly AST AllianceBernstein
 Growth & Income Portfolio)
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST High Yield Portfolio
AST Horizon Growth Asset Allocation Portfolio
AST Horizon Moderate Asset Allocation Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST JPMorgan International Equity Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio (formerly AST Lord Abbett
 Bond-Debenture Portfolio)
AST Marsico Capital Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Neuberger Berman Core Bond Portfolio

                                      A52

AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman Small-Cap Growth Portfolio (merged to AST Federated
 Aggressive Growth Portfolio)**
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Equity Income Portfolio (formerly AST AllianceBernstein Core
 Value Portfolio)
AST T. Rowe Price Global Bond Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Wellington Management Hedged Equity Portfolio (formerly AST Aggressive
 Asset Allocation Portfolio)
AST Western Asset Core Plus Bond Portfolio
Credit Suisse Trust International Equity Flex III Portfolio**
Davis Value Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
Invesco V.I. Core Equity Fund
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Janus Portfolio - Service Shares
Janus Aspen Overseas Portfolio - Institutional Shares
MFS(R) Growth Series - Initial Class
MFS(R) Research Series - Initial Class
NVIT Developing Markets Fund
ProFund VP Consumer Goods Portfolio
ProFund VP Consumer Services
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
Prudential Conservative Balanced Portfolio
Prudential Diversified Bond Portfolio
Prudential Equity Portfolio
Prudential Flexible Managed Portfolio
Prudential Global Portfolio
Prudential High Yield Bond Portfolio
Prudential Jennison 20/20 Focus Portfolio
Prudential Jennison Portfolio
Prudential Money Market Portfolio
Prudential Natural Resources Portfolio
Prudential Small Capitalization Stock Portfolio
Prudential SP Growth Asset Allocation Portfolio (merged to AST BlackRock Global
 Strategies Portfolio)**
Prudential SP International Growth Portfolio
Prudential SP International Value Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
Prudential Value Portfolio
Prudential SP Prudential U.S. Emerging Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT Core Equity Portfolio Share Class 1 (merged to Wells
 Fargo Advantage VT Opportunity Fund - Class 1)**
Wells Fargo Advantage VT International Equity Portfolio Share Class 1
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 1 (merged from Wells Fargo
 Advantage VT Core Equity Portfolio Share Class 1)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
        --------
        * Subaccount available for investment, but had no assets as of December 31, 2011
        ** Subaccount no longer available for investment as of December 31, 2011

        The Series Funds are diversified open-ended management investment companies, and each portfolio of the Series Funds is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Series Funds and externally managed portfolios. Additional information on these subaccounts is available upon request to the appropriate companies.

        At December 31, 2011, there were no balances or transactions for the period then ended pertaining to AST Bond Portfolio 2016.

        The following table sets forth the dates on which mergers took place in the Account along with relevant information pertaining to each merger. The transfers from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the

                                      A53
        year ended December 31, 2011 as net transfers between subaccounts. The transfers occurred as follows:

                                 REMOVED PORTFOLIO           SURVIVING PORTFOLIO
APRIL 29, 2011             ------------------------------ --------------------------
                           AST NEUBERGER BERMAN SMALL-CAP  AST FEDERATED AGGRESSIVE
                                  GROWTH PORTFOLIO             GROWTH PORTFOLIO
                           ------------------------------ --------------------------
Shares....................             4,197,465                   10,146,241
Net asset value per share.          $      10.24                 $      10.01
Net assets before merger..          $ 42,982,042                 $ 58,581,833
Net assets after merger...          $          0                 $101,563,875

                             PRUDENTIAL SP GROWTH ASSET      AST BLACKROCK GLOBAL
                                ALLOCATION PORTFOLIO         STRATEGIES PORTFOLIO
                           ------------------------------ --------------------------
Shares....................            67,455,389                   64,419,897
Net asset value per share.          $       9.55                 $      10.00
Net assets before merger..          $644,198,965                 $          0
Net assets after merger...          $          0                 $644,198,965

                                 REMOVED PORTFOLIO           SURVIVING PORTFOLIO
AUGUST 26, 2011            ------------------------------ --------------------------
                           WELLS FARGO ADVANTAGE VT CORE   WELLS FARGO ADVANTAGE VT
                           EQUITY PORTFOLIO SHARE CLASS 1 OPPORTUNITY FUND - CLASS 1
                           ------------------------------ --------------------------
Shares....................               106,493                       81,746
Net asset value per share.          $      12.68                 $      16.52
Net assets before merger..          $  1,350,431                 $          0
Net assets after merger...          $          0                 $  1,350,431

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

        In May 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The Account expects this guidance to have an impact on its financial statement disclosures but limited, if any, impact on the Account's financial position or results of operations.

                                      A54

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices,
        (iii) price quotes not varying substantially among market makers,
        (iv) narrow bid/ask spreads and (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the asset through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Account's assumptions about the inputs market participants would use in pricing the asset or liability. As of December 31, 2011, the Account did not have any Level 3 assets or liabilities.

        As of December 31, 2011, all funds have been classified as Level 1 with the exception of proprietary funds, consisting of "Series Funds", and any non-proprietary funds not available for public investment, which are classified as level 2. The Level 2 fund balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, 2011, are presented below.

   Proprietary Funds ("Series Funds")....................... $42,865,405,407
   AllianceBernstein VPS Large Cap Growth Portfolio Class B. $     4,531,724
   Davis Value Portfolio.................................... $    28,266,090
   Janus Aspen Janus Portfolio - Service Shares............. $    10,839,280
   Janus Aspen Janus Portfolio - Institutional Shares....... $    52,764,624
   Janus Aspen Overseas Portfolio - Institutional Shares.... $    96,776,335
   NVIT Developing Markets Fund............................. $    13,856,365
   ProFund VP Consumer Services............................. $       122,604
   ProFund VP Consumer Goods Portfolio...................... $       358,247
   ProFund VP Financials.................................... $       429,486
   ProFund VP Health Care................................... $       693,261
   ProFund VP Industrials................................... $       170,834
   ProFund VP Mid-Cap Growth................................ $       325,787
   ProFund VP Mid-Cap Value................................. $       665,093
   ProFund VP Real Estate................................... $       386,146
   ProFund VP Small-Cap Growth.............................. $       403,047
   ProFund VP Small-Cap Value............................... $       403,912
   ProFund VP Telecommunications............................ $       132,597
   ProFund VP Utilities..................................... $       588,644
   ProFund VP Large-Cap Growth.............................. $       690,914

                                      A55

ProFund VP Large-Cap Value............................................ $  850,786
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $  648,670
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $1,249,300
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $1,340,592
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $  544,514
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $1,409,239

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        During 2011, there were no significant transfers from Level 1 to Level
        2. There were significant transfers from Level 2 to Level 1 of $100,795,946 in respect of the Invesco V.I. Core Equity Fund. The transfers are based on values as of December 31, 2010. Investments are transferred out of Level 1 and into Level 2 when a net asset value is no longer readily available to the public and conversely transferred out of Level 2 and into Level 1 when a net asset value becomes readily available to the public.

        As there are no Level 3 assets for either period, a presentation of the reconciliation of Level 3 assets is not required at this time. In addition, there are no other financial assets or liabilities valued on a non-recurring basis.

NOTE 4: TAXES

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2011 were as follows:

                                                        PURCHASES      SALES
                                                       ----------- -------------
Prudential Money Market Portfolio..................... $70,860,154 $(105,188,577)
Prudential Diversified Bond Portfolio................. $ 3,454,190 $ (32,558,689)
Prudential Equity Portfolio........................... $ 1,678,821 $ (36,553,421)
Prudential Flexible Managed Portfolio................. $   245,225 $  (2,118,412)
Prudential Conservative Balanced Portfolio............ $   306,712 $  (3,532,685)
Prudential Value Portfolio............................ $ 3,996,373 $ (57,896,892)
Prudential High Yield Bond Portfolio.................. $12,396,373 $ (49,316,807)
Prudential Natural Resources Portfolio................ $   211,535 $  (3,299,170)
Prudential Stock Index Portfolio...................... $ 6,238,644 $ (53,987,798)
Prudential Global Portfolio........................... $ 1,315,056 $ (12,274,205)
Prudential Jennison Portfolio......................... $ 2,582,495 $ (50,381,268)
Prudential Small Capitalization Stock Portfolio....... $ 1,047,105 $ (10,415,856)
T. Rowe Price International Stock Portfolio........... $   578,668 $  (3,993,136)
T. Rowe Price Equity Income Portfolio................. $   861,307 $  (9,216,739)
Invesco V.I. Core Equity Fund......................... $   155,694 $ (14,772,623)
Janus Aspen Janus Portfolio - Institutional Shares.... $   357,944 $  (9,246,376)
Janus Aspen Overseas Portfolio - Institutional Shares. $ 3,250,714 $ (24,611,622)
MFS(R) Research Series - Initial Class................ $   262,752 $  (2,623,053)
MFS(R) Growth Series - Initial Class.................. $   537,394 $  (9,232,033)
American Century VP Value Fund........................ $   810,460 $  (3,572,018)
FTVIP Franklin Small-Mid Cap Growth Securities Fund... $ 1,625,733 $  (5,094,978)
Prudential Jennison 20/20 Focus Portfolio............. $ 3,724,313 $  (9,695,233)
Davis Value Portfolio................................. $   450,382 $  (4,982,091)

                                      A56

                                                             PURCHASES          SALES
                                                          --------------- ----------------
AllianceBernstein VPS Large Cap Growth Portfolio Class B. $       723,937 $     (1,212,660)
Prudential SP Small Cap Value Portfolio.................. $     3,654,141 $    (24,425,462)
Janus Aspen Janus Portfolio - Service Shares............. $       262,402 $     (2,797,198)
Prudential SP Prudential U.S. Emerging Growth Portfolio.. $     3,897,160 $    (34,978,481)
Prudential SP Growth Asset Allocation Portfolio.......... $     2,933,141 $   (679,426,618)
Prudential SP International Growth Portfolio............. $     1,633,319 $    (10,801,914)
Prudential SP International Value Portfolio.............. $     2,752,927 $    (11,274,131)
AST Goldman Sachs Large-Cap Value Portfolio.............. $   100,720,170 $    (65,057,747)
AST American Century Income & Growth Portfolio........... $    83,109,491 $    (53,866,239)
AST Schroders Multi-Asset World Strategies Portfolio..... $ 1,483,884,844 $ (1,089,732,640)
AST Cohen & Steers Realty Portfolio...................... $   110,585,418 $    (83,904,639)
AST J.P. Morgan Strategic Opportunities Portfolio........ $   572,034,069 $   (360,597,007)
AST BlackRock Value Portfolio............................ $    78,772,536 $    (41,434,780)
AST Neuberger Berman Small-Cap Growth Portfolio.......... $    16,057,523 $    (45,453,631)
AST High Yield Portfolio................................. $   114,428,152 $    (78,446,097)
AST Federated Aggressive Growth Portfolio................ $   118,977,041 $    (81,217,799)
AST Mid-Cap Value Portfolio.............................. $    57,459,595 $    (43,443,760)
AST Small-Cap Value Portfolio............................ $    50,973,860 $    (41,508,578)
AST Goldman Sachs Concentrated Growth Portfolio.......... $    62,640,083 $    (60,983,177)
AST Goldman Sachs Mid-Cap Growth Portfolio............... $   117,818,411 $   (101,484,288)
AST Large-Cap Value Portfolio............................ $    72,547,515 $    (36,727,106)
AST Lord Abbett Core Fixed Income Portfolio.............. $   241,164,273 $    (54,710,339)
AST Marsico Capital Growth Portfolio..................... $   126,160,002 $   (100,107,991)
AST MFS Growth Portfolio................................. $    36,982,418 $    (29,445,975)
AST Neuberger Berman Mid-Cap Growth Portfolio............ $   134,360,300 $    (92,264,979)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio......... $   109,366,394 $    (89,923,299)
AST PIMCO Limited Maturity Bond Portfolio................ $   127,819,376 $    (69,418,826)
AST T. Rowe Price Equity Income Portfolio................ $    56,922,964 $    (42,750,550)
AST QMA US Equity Alpha Portfolio........................ $    32,615,794 $    (22,909,918)
AST T. Rowe Price Natural Resources Portfolio............ $   278,790,253 $   (232,705,516)
AST T. Rowe Price Asset Allocation Portfolio............. $ 2,327,686,287 $ (1,390,153,026)
AST MFS Global Equity Portfolio.......................... $   109,213,906 $    (80,173,503)
AST JPMorgan International Equity Portfolio.............. $   113,153,829 $    (95,197,431)
AST T. Rowe Price Global Bond Portfolio.................. $   102,297,650 $    (62,296,910)
AST Wellington Management Hedged Equity Portfolio........ $   201,481,288 $    (77,457,767)
AST Capital Growth Asset Allocation Portfolio............ $ 2,269,338,268 $ (2,270,451,359)
AST Academic Strategies Asset Allocation Portfolio....... $ 1,989,589,685 $ (1,644,537,096)
AST Balanced Asset Allocation Portfolio.................. $ 2,158,973,130 $ (1,806,446,444)
AST Preservation Asset Allocation Portfolio.............. $ 1,314,078,308 $   (665,319,204)
AST First Trust Balanced Target Portfolio................ $ 1,228,892,348 $   (824,231,423)
AST First Trust Capital Appreciation Target Portfolio.... $ 1,844,805,924 $ (1,533,191,228)
AST Advanced Strategies Portfolio........................ $ 2,018,513,607 $ (1,364,504,889)
AST T. Rowe Price Large-Cap Growth Portfolio............. $   196,846,500 $   (160,606,623)
AST Money Market Portfolio............................... $   371,207,015 $   (263,677,112)
AST Small-Cap Growth Portfolio........................... $   116,304,529 $    (87,852,086)
AST PIMCO Total Return Bond Portfolio.................... $ 1,043,172,511 $   (803,162,414)
AST International Value Portfolio........................ $    60,813,936 $    (46,561,794)
AST International Growth Portfolio....................... $    81,292,285 $    (47,738,844)
NVIT Developing Markets Fund............................. $     2,365,782 $     (9,402,850)
AST Investment Grade Bond Portfolio...................... $18,935,684,663 $(11,698,771,856)
AST Western Asset Core Plus Bond Portfolio............... $   256,478,801 $   (169,177,044)
AST Bond Portfolio 2018.................................. $   227,245,710 $    (79,044,781)
AST Bond Portfolio 2019.................................. $     9,461,715 $    (15,129,375)
AST Global Real Estate Portfolio......................... $    41,545,551 $    (32,381,760)
AST Parametric Emerging Markets Equity Portfolio......... $   194,801,604 $   (173,470,556)
Franklin Templeton VIP Founding Funds Allocation Fund.... $ 1,563,405,759 $ (1,256,189,032)
AST Goldman Sachs Small-Cap Value Portfolio.............. $   139,025,983 $   (103,859,232)
AST CLS Growth Asset Allocation Portfolio................ $ 1,331,419,140 $ (1,020,791,620)
AST CLS Moderate Asset Allocation Portfolio.............. $ 1,224,750,594 $   (784,959,397)
AST Horizon Growth Asset Allocation Portfolio............ $   863,740,097 $   (604,842,437)
AST Horizon Moderate Asset Allocation Portfolio.......... $   829,661,711 $   (519,749,505)

                                      A57

                                                                        PURCHASES       SALES
                                                                       ------------ -------------
AST FI Pyramis(R) Asset Allocation Portfolio.......................... $787,743,088 $(526,150,314)
ProFund VP Consumer Services.......................................... $    308,645 $    (248,159)
ProFund VP Consumer Goods Portfolio................................... $    584,773 $    (351,820)
ProFund VP Financials................................................. $    442,160 $    (833,547)
ProFund VP Health Care................................................ $    804,065 $  (1,007,602)
ProFund VP Industrials................................................ $    299,582 $    (320,591)
ProFund VP Mid-Cap Growth............................................. $  1,258,813 $  (1,427,589)
ProFund VP Mid-Cap Value.............................................. $  1,025,249 $    (786,759)
ProFund VP Real Estate................................................ $    317,118 $    (624,174)
ProFund VP Small-Cap Growth........................................... $  1,207,763 $  (1,283,799)
ProFund VP Small-Cap Value............................................ $    726,617 $    (564,616)
ProFund VP Telecommunications......................................... $    159,589 $    (265,442)
ProFund VP Utilities.................................................. $    655,359 $    (418,797)
ProFund VP Large-Cap Growth........................................... $  1,057,632 $  (1,025,814)
ProFund VP Large-Cap Value............................................ $  2,234,915 $  (2,039,336)
AST Jennison Large-Cap Value Portfolio................................ $ 49,698,553 $ (35,627,538)
AST Jennison Large-Cap Growth Portfolio............................... $ 57,178,132 $ (38,453,058)
Credit Suisse Trust International Equity Flex III Portfolio........... $    188,255 $  (8,815,943)
AST Bond Portfolio 2020............................................... $  9,449,918 $ (24,720,913)
AST Bond Portfolio 2017............................................... $264,443,636 $(100,138,969)
AST Bond Portfolio 2021............................................... $342,842,551 $(156,201,064)
Wells Fargo Advantage VT Core Equity Portfolio Share Class 1.......... $      6,331 $  (1,953,181)
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $     16,016 $    (243,199)
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $     19,120 $    (603,005)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $     64,767 $    (294,317)
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $     71,537 $    (698,920)
AST Bond Portfolio 2022............................................... $121,926,925 $ (41,525,813)
AST Quantitative Modeling Portfolio................................... $ 83,831,791 $  (1,177,837)
AST BlackRock Global Strategies Portfolio............................. $991,747,052 $(124,102,126)
Wells Fargo Advantage VT Opportunity Fund-Class 1..................... $  1,365,293 $     (95,325)
AST Prudential Core Bond Portfolio.................................... $ 11,622,490 $    (673,491)
AST Neuberger Berman Core Bond Portfolio.............................. $  5,208,355 $    (932,618)

NOTE 6: RELATED PARTY TRANSACTIONS

        PFI and its affiliates perform various services on behalf of the portfolios of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into an agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

        The Series Funds have distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Funds. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Funds. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of the Series Funds. The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to

                                      A58
        the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Funds.

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ------------------
                                            PRUDENTIAL MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  171,807 $0.99939 to  $10.22387 $207,800   0.02%    1.00%  to   2.10%   -2.03% to   -0.96%
December 31, 2010  198,480 $1.01818 to  $10.32322 $242,080   0.03%    1.00%  to   2.45%   -2.36% to   -0.96%
December 31, 2009  193,139 $1.03827 to  $10.51904 $228,214   0.44%    1.00%  to   2.10%   -1.91% to   -0.60%
December 31, 2008  322,560 $1.05484 to  $10.69759 $382,009   2.58%    1.00%  to   2.45%    0.19% to    1.63%
December 31, 2007  244,095 $1.04749 to  $10.66982 $291,003   4.93%    1.00%  to   2.20%    2.79% to    3.63%

                                          PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  102,710 $1.86014 to  $ 2.24741 $230,380   4.29%    1.35%  to   1.65%    5.78% to    6.08%
December 31, 2010  114,526 $1.75857 to  $ 2.11964 $242,277   4.20%    1.35%  to   1.65%    8.78% to    9.10%
December 31, 2009  127,376 $1.61669 to  $ 1.94392 $247,133   4.69%    1.35%  to   1.65%   18.56% to   18.91%
December 31, 2008  144,786 $1.36361 to  $ 1.63556 $236,342   5.11%    1.35%  to   1.65%   -5.02% to   -4.74%
December 31, 2007  177,980 $1.43562 to  $ 1.71791 $305,167   5.00%    1.35%  to   1.65%    4.00% to    4.31%

                                               PRUDENTIAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  103,849 $1.15047 to  $ 1.96226 $188,373   0.68%    1.35%  to   2.00%   -5.36% to   -4.75%
December 31, 2010  120,853 $1.21137 to  $ 2.06117 $229,570   0.79%    1.35%  to   2.00%    9.71% to   10.41%
December 31, 2009  137,058 $1.10036 to  $ 1.86775 $236,025   1.60%    1.35%  to   2.00%   35.47% to   36.32%
December 31, 2008  155,514 $0.80955 to  $ 1.37073 $197,063   1.44%    1.35%  to   2.00%  -39.37% to  -38.98%
December 31, 2007  183,783 $1.33060 to  $ 2.24766 $382,486   1.01%    1.35%  to   2.00%    7.17% to    7.86%

                                          PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011    7,096 $1.91077 to  $ 1.91077 $ 13,559   1.97%    1.40%  to   1.40%    2.90% to    2.90%
December 31, 2010    7,982 $1.85698 to  $ 1.85698 $ 14,822   2.24%    1.40%  to   1.40%   10.48% to   10.48%
December 31, 2009    9,162 $1.68077 to  $ 1.68077 $ 15,399   3.51%    1.40%  to   1.40%   18.30% to   18.30%
December 31, 2008   10,713 $1.42078 to  $ 1.42078 $ 15,220   2.99%    1.40%  to   1.40%  -25.86% to  -25.86%
December 31, 2007   13,097 $1.91640 to  $ 1.91640 $ 25,100   2.25%    1.40%  to   1.40%    4.89% to    4.89%

                                       PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   10,584 $1.91117 to  $ 1.91117 $ 20,228   2.28%    1.40%  to   1.40%    3.16% to    3.16%
December 31, 2010   12,140 $1.85264 to  $ 1.85264 $ 22,491   2.45%    1.40%  to   1.40%   10.20% to   10.20%
December 31, 2009   14,098 $1.68120 to  $ 1.68120 $ 23,701   3.77%    1.40%  to   1.40%   18.36% to   18.36%
December 31, 2008   16,534 $1.42042 to  $ 1.42042 $ 23,485   3.49%    1.40%  to   1.40%  -22.49% to  -22.49%
December 31, 2007   20,216 $1.83259 to  $ 1.83259 $ 37,048   2.81%    1.40%  to   1.40%    4.65% to    4.65%

                                      A59

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ------------------
                                               PRUDENTIAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  154,555 $1.27064 to  $ 2.51241 $283,061   1.02%    1.35%  to   2.00%   -7.43% to   -6.83%
December 31, 2010  180,228 $1.37128 to  $ 2.69800 $353,298   0.99%    1.35%  to   2.00%   11.63% to   12.34%
December 31, 2009  112,546 $1.22726 to  $10.34659 $228,866   2.07%    1.35%  to   2.00%   38.67% to   40.04%
December 31, 2008  129,517 $0.88118 to  $ 1.71665 $188,188   1.86%    1.35%  to   2.00%  -43.43% to  -43.07%
December 31, 2007  158,069 $1.55562 to  $ 3.01663 $400,689   1.31%    1.35%  to   2.00%    1.15% to    1.81%

                                          PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   59,815 $1.74036 to  $12.08103 $219,331   7.45%    1.35%  to   2.50%    2.54% to    3.69%
December 31, 2010   67,908 $1.68340 to  $11.65524 $244,422   8.32%    1.35%  to   2.60%   11.16% to   12.53%
December 31, 2009   77,867 $1.50037 to  $10.36252 $250,477   5.55%    1.35%  to   2.00%    3.33% to   45.21%
December 31, 2008   74,439 $1.03639 to  $ 1.28867 $ 95,747   8.53%    1.35%  to   1.65%  -23.54% to  -23.32%
December 31, 2007   95,300 $1.35549 to  $ 1.68122 $159,924   7.01%    1.35%  to   1.65%    0.96% to    1.26%

                                         PRUDENTIAL NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011    1,345 $7.43963 to  $ 7.43963 $ 10,005   0.19%    1.40%  to   1.40%  -20.15% to  -20.15%
December 31, 2010    1,685 $9.31742 to  $ 9.31742 $ 15,700   0.43%    1.40%  to   1.40%   26.22% to   26.22%
December 31, 2009    1,900 $7.38206 to  $ 7.38206 $ 14,027   0.72%    1.40%  to   1.40%   74.66% to   74.66%
December 31, 2008    2,069 $4.22664 to  $ 4.22664 $  8,745   0.79%    1.40%  to   1.40%  -53.65% to  -53.65%
December 31, 2007    2,521 $9.11983 to  $ 9.11983 $ 22,994   0.60%    1.40%  to   1.40%   46.23% to   46.23%

                                            PRUDENTIAL STOCK INDEX PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  169,900 $0.86409 to  $ 1.97156 $276,321   1.62%    1.35%  to   2.00%   -0.05% to    0.60%
December 31, 2010  197,334 $0.86195 to  $ 1.96089 $318,094   1.77%    1.35%  to   2.00%   12.34% to   13.06%
December 31, 2009  224,226 $0.76501 to  $ 1.73514 $319,014   2.82%    1.35%  to   2.00%   23.61% to   24.41%
December 31, 2008  252,566 $0.61713 to  $ 1.39552 $288,792   2.26%    1.35%  to   2.00%  -38.18% to  -37.77%
December 31, 2007  299,309 $0.99525 to  $ 2.24407 $551,545   1.51%    1.35%  to   2.00%    3.03% to    3.69%

                                               PRUDENTIAL GLOBAL PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   39,339 $0.79560 to  $ 1.73216 $ 59,072   1.57%    1.35%  to   2.00%   -8.80% to   -8.21%
December 31, 2010   45,509 $0.86969 to  $ 1.88807 $ 74,473   1.58%    1.35%  to   2.00%   10.53% to   11.24%
December 31, 2009   51,131 $0.78450 to  $ 1.69810 $ 74,998   2.91%    1.35%  to   2.00%   28.83% to   29.64%
December 31, 2008   57,722 $0.60723 to  $ 1.31055 $ 65,031   1.82%    1.35%  to   2.00%  -44.04% to  -43.68%
December 31, 2007   67,856 $1.08191 to  $ 2.32839 $135,883   1.05%    1.35%  to   2.00%    8.30% to    9.00%

                                              PRUDENTIAL JENNISON PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  156,398 $0.71775 to  $ 2.08665 $263,805   0.30%    1.35%  to   2.00%   -1.67% to   -1.03%
December 31, 2010  182,468 $0.72779 to  $ 2.10942 $309,345   0.44%    1.35%  to   2.00%    9.76% to   10.46%
December 31, 2009  193,983 $0.66114 to  $ 1.91072 $302,738   0.68%    1.35%  to   2.00%   40.23% to   41.12%
December 31, 2008  223,476 $0.47008 to  $ 1.35460 $246,262   0.52%    1.35%  to   2.00%  -38.51% to  -38.11%
December 31, 2007  269,108 $0.76233 to  $ 2.19002 $479,398   0.28%    1.35%  to   2.00%    9.79% to   10.50%

                                     PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   19,186 $2.10724 to  $ 3.18624 $ 53,031   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   22,234 $2.13000 to  $ 3.21282 $ 62,028   0.82%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   24,533 $1.71932 to  $ 2.58701 $ 55,161   1.86%    1.35%  to   1.65%   23.16% to   23.51%
December 31, 2008   28,369 $1.39606 to  $ 2.09568 $ 51,677   1.16%    1.35%  to   1.65%  -32.16% to  -31.96%
December 31, 2007   35,286 $2.05789 to  $ 3.08163 $ 94,435   0.55%    1.35%  to   1.65%   -2.16% to   -1.86%

                                       T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   16,365 $0.92976 to  $ 1.26936 $ 20,660   1.48%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   18,469 $1.08424 to  $ 1.47671 $ 27,104   0.93%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   19,690 $0.96293 to  $ 1.30828 $ 25,610   2.73%    1.35%  to   1.65%   49.91% to   50.37%
December 31, 2008   21,047 $0.64232 to  $ 0.87049 $ 18,227   1.89%    1.35%  to   1.65%  -49.54% to  -49.39%
December 31, 2007   24,452 $1.27297 to  $ 1.72087 $ 41,885   1.33%    1.35%  to   1.65%   11.19% to   11.52%

                                          T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   31,233 $1.34518 to  $ 2.08566 $ 64,734   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010   34,755 $1.37716 to  $ 2.13003 $ 73,513   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009   38,561 $1.21705 to  $ 1.87780 $ 71,894   2.00%    1.35%  to   1.65%   23.56% to   23.93%
December 31, 2008   43,431 $0.98503 to  $ 1.51606 $ 65,377   2.30%    1.35%  to   1.65%  -37.15% to  -36.96%
December 31, 2007   52,567 $1.56731 to  $ 2.40627 $125,668   1.67%    1.35%  to   1.65%    1.58% to    1.88%

                                      A60

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  -------- ---------- -----------------  ------------------
                                             INVESCO V.I. CORE EQUITY FUND
                   ------------------------------------------------------------------------------------
December 31, 2011  49,252 $0.93773 to  $1.78573 $ 86,494   0.94%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010  56,457 $0.95379 to  $1.81190 $100,796   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009  64,231 $0.88500 to  $1.67706 $106,158   1.83%    1.35%  to   1.65%   26.20% to   26.61%
December 31, 2008  72,675 $0.70126 to  $1.32547 $ 95,030   2.04%    1.35%  to   1.65%  -31.28% to  -31.08%
December 31, 2007  87,692 $1.02044 to  $1.92405 $166,656   1.04%    1.35%  to   1.65%    6.35% to    6.66%

                                  JANUS ASPEN JANUS PORTFOLIO - INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2011  35,341 $0.73068 to  $1.52032 $ 52,765   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010  40,445 $0.78421 to  $1.62786 $ 64,687   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009  45,286 $0.69604 to  $1.44140 $ 64,093   0.53%    1.35%  to   1.65%   34.14% to   34.54%
December 31, 2008  51,812 $0.51888 to  $1.07198 $ 54,523   0.73%    1.35%  to   1.65%  -40.70% to  -40.53%
December 31, 2007  61,484 $0.87503 to  $1.80324 $109,043   0.70%    1.35%  to   1.65%   13.21% to   13.55%

                                 JANUS ASPEN OVERSEAS PORTFOLIO - INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2011  32,274 $1.68615 to  $3.04341 $ 96,776   0.47%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010  37,127 $2.52677 to  $4.54962 $166,661   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009  42,555 $2.04970 to  $3.68158 $154,549   0.56%    1.35%  to   1.65%   76.64% to   77.17%
December 31, 2008  48,523 $1.16037 to  $2.07911 $ 99,657   1.20%    1.35%  to   1.65%  -52.89% to  -52.75%
December 31, 2007  58,643 $2.46327 to  $4.40276 $254,812   0.61%    1.35%  to   1.65%   26.22% to   26.60%

                                        MFS(R) RESEARCH SERIES - INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2011  10,468 $1.00196 to  $1.62522 $ 16,928   0.85%    1.35%  to   1.65%   -2.07% to   -1.78%
December 31, 2010  11,770 $1.02309 to  $1.65543 $ 19,367   0.94%    1.35%  to   1.65%   14.02% to   14.36%
December 31, 2009  13,511 $0.89726 to  $1.44843 $ 19,464   1.49%    1.35%  to   1.65%   28.43% to   28.80%
December 31, 2008  15,464 $0.69863 to  $1.12501 $ 17,310   0.54%    1.35%  to   1.65%  -37.13% to  -36.94%
December 31, 2007  18,594 $1.11117 to  $1.78496 $ 33,009   0.72%    1.35%  to   1.65%   11.36% to   11.69%

                                         MFS(R) GROWTH SERIES - INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2011  30,886 $0.88728 to  $1.65595 $ 50,595   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010  35,471 $0.90488 to  $1.68460 $ 59,323   0.12%    1.35%  to   1.65%   13.46% to   13.80%
December 31, 2009  40,132 $0.79756 to  $1.48114 $ 59,016   0.32%    1.35%  to   1.65%   35.43% to   35.83%
December 31, 2008  45,316 $0.58889 to  $1.09086 $ 49,106   0.23%    1.35%  to   1.65%  -38.43% to  -38.25%
December 31, 2007  54,292 $0.95653 to  $1.76744 $ 95,336   0.00%    1.35%  to   1.65%   19.20% to   19.55%

                                            AMERICAN CENTURY VP VALUE FUND
                   ------------------------------------------------------------------------------------
December 31, 2011  12,509 $1.63512 to  $1.98177 $ 24,681   2.03%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010  13,742 $1.64535 to  $1.98934 $ 27,219   2.20%    1.35%  to   1.65%   11.58% to   11.91%
December 31, 2009  15,043 $1.47454 to  $1.77852 $ 26,635   5.79%    1.35%  to   1.65%   17.92% to   18.27%
December 31, 2008  17,240 $1.25041 to  $1.50461 $ 25,826   2.56%    1.35%  to   1.65%  -27.97% to  -27.75%
December 31, 2007  21,699 $1.73593 to  $2.08379 $ 44,987   1.66%    1.35%  to   1.65%   -6.68% to   -6.41%

                             FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                   ------------------------------------------------------------------------------------
December 31, 2011  14,860 $1.02535 to  $1.77574 $ 25,731   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010  16,566 $1.09508 to  $1.89197 $ 30,563   0.00%    1.35%  to   1.65%   25.55% to   25.93%
December 31, 2009  17,918 $0.87224 to  $1.50320 $ 26,268   0.00%    1.35%  to   1.65%   41.25% to   41.68%
December 31, 2008  19,232 $0.61753 to  $1.06167 $ 19,939   0.00%    1.35%  to   1.65%  -43.43% to  -43.26%
December 31, 2007  22,773 $1.09168 to  $1.87203 $ 41,618   0.00%    1.35%  to   1.65%    9.41% to    9.75%

                                       PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  29,076 $1.56151 to  $1.65810 $ 48,160   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010  32,078 $1.65622 to  $1.75443 $ 56,225   0.00%    1.35%  to   1.65%    6.08% to    6.40%
December 31, 2009  35,692 $1.56131 to  $1.64969 $ 58,835   0.48%    1.35%  to   1.65%   55.28% to   55.73%
December 31, 2008  38,183 $1.00550 to  $1.05981 $ 40,440   0.56%    1.35%  to   1.65%  -40.14% to  -39.96%
December 31, 2007  44,588 $1.67967 to  $1.76615 $ 78,700   0.56%    1.35%  to   1.65%    8.79% to    9.12%

                                                 DAVIS VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  27,280 $1.00779 to  $1.04304 $ 28,266   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010  31,083 $1.06904 to  $1.10314 $ 34,079   1.31%    1.35%  to   1.65%   10.93% to   11.25%
December 31, 2009  34,701 $0.96368 to  $0.99157 $ 34,218   0.88%    1.35%  to   1.65%   29.03% to   29.41%
December 31, 2008  39,032 $0.74684 to  $0.76620 $ 29,758   0.93%    1.35%  to   1.65%  -41.30% to  -41.12%
December 31, 2007  48,817 $1.27220 to  $1.30132 $ 63,255   1.06%    1.35%  to   1.65%    2.92% to    3.24%

                                      A61

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                  ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
                   -----------------------------------------------------------------------------------------
December 31, 2011    7,628 $ 0.57787 to  $ 0.59869 $    4,532   0.09%    1.35%  to   1.65%   -4.83% to   -4.56%
December 31, 2010    8,341 $ 0.60717 to  $ 0.62731 $    5,196   0.28%    1.35%  to   1.65%    8.05% to    8.37%
December 31, 2009    9,659 $ 0.56193 to  $ 0.57885 $    5,555   0.00%    1.35%  to   1.65%   34.88% to   35.31%
December 31, 2008   10,045 $ 0.41663 to  $ 0.42781 $    4,273   0.00%    1.35%  to   1.65%  -40.80% to  -40.62%
December 31, 2007   11,891 $ 0.70378 to  $ 0.72051 $    8,527   0.00%    1.35%  to   1.65%   11.76% to   12.10%

                                          PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   62,060 $ 1.36006 to  $ 1.79660 $  103,381   0.68%    1.35%  to   2.00%   -4.67% to   -4.06%
December 31, 2010   72,892 $ 1.42540 to  $ 1.87355 $  127,033   0.65%    1.35%  to   2.00%   23.80% to   24.59%
December 31, 2009   84,747 $ 1.15021 to  $ 1.50448 $  119,017   1.52%    1.35%  to   2.00%   28.23% to   29.05%
December 31, 2008   94,790 $ 0.89606 to  $ 1.16633 $  103,259   1.11%    1.35%  to   2.00%  -31.87% to  -31.43%
December 31, 2007  113,884 $ 1.31385 to  $ 1.70189 $  181,132   0.71%    1.35%  to   2.00%   -5.53% to   -4.92%

                                        JANUS ASPEN JANUS PORTFOLIO - SERVICE SHARES
                   -----------------------------------------------------------------------------------------
December 31, 2011   11,019 $ 0.60888 to  $ 1.36100 $   10,839   0.43%    1.40%  to   2.00%   -7.39% to   -6.84%
December 31, 2010   13,323 $ 0.65560 to  $ 1.46090 $   13,998   0.36%    1.40%  to   2.00%   12.02% to   12.68%
December 31, 2009   16,117 $ 0.58350 to  $ 1.29652 $   14,998   0.39%    1.40%  to   2.00%   33.34% to   34.14%
December 31, 2008   18,115 $ 0.43625 to  $ 0.96655 $   12,589   0.58%    1.40%  to   2.00%  -41.05% to  -40.70%
December 31, 2007   20,946 $ 0.73781 to  $ 1.62992 $   24,219   0.58%    1.40%  to   2.00%   12.54% to   13.21%

                                  PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   69,627 $ 1.12252 to  $ 2.49218 $  128,003   0.59%    1.35%  to   2.00%    0.22% to    0.86%
December 31, 2010   84,602 $ 1.11678 to  $ 2.47225 $  155,289   0.41%    1.35%  to   2.00%   18.08% to   18.82%
December 31, 2009   63,068 $ 0.94298 to  $ 2.08159 $   96,283   0.74%    1.35%  to   2.00%   39.10% to   40.00%
December 31, 2008   71,243 $ 0.67589 to  $ 1.48767 $   77,729   0.30%    1.35%  to   2.00%  -37.48% to  -37.08%
December 31, 2007   87,699 $ 1.07786 to  $ 2.36566 $  151,175   0.31%    1.35%  to   2.00%   14.52% to   15.25%

                          PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO (EXPIRED APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2011        0 $       0 to  $       0 $        0   0.00%    1.35%  to   2.75%    5.65% to    6.12%
December 31, 2010  314,272 $ 1.04647 to  $11.11512 $  635,833   1.96%    1.35%  to   2.75%   10.85% to   12.37%
December 31, 2009  358,633 $ 0.93437 to  $ 9.94403 $  636,634   2.20%    1.35%  to   2.75%   22.84% to   24.54%
December 31, 2008  410,509 $ 0.75284 to  $ 8.02802 $  576,128   1.71%    1.35%  to   2.75%  -38.07% to  -37.21%
December 31, 2007  486,656 $ 1.20299 to  $12.85451 $1,076,920   1.43%    1.35%  to   2.75%    6.29% to    7.77%

                                        PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   35,232 $ 0.63438 to  $ 1.56912 $   41,592   1.32%    1.35%  to   2.00%  -16.58% to  -16.04%
December 31, 2010   41,904 $ 0.75821 to  $ 1.86993 $   58,478   1.53%    1.35%  to   2.00%   11.78% to   12.49%
December 31, 2009   48,242 $ 0.67634 to  $ 1.66303 $   59,612   2.20%    1.35%  to   2.00%   34.47% to   35.33%
December 31, 2008   54,358 $ 0.50159 to  $ 1.22951 $   48,943   1.65%    1.35%  to   2.00%  -51.27% to  -50.96%
December 31, 2007   63,064 $ 1.02639 to  $ 2.50846 $  114,846   0.68%    1.35%  to   2.00%   17.19% to   17.94%

                                        PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   29,946 $ 0.92278 to  $ 1.60798 $   39,901   2.49%    1.40%  to   2.00%  -14.80% to  -14.29%
December 31, 2010   35,175 $ 1.07986 to  $ 1.88082 $   54,613   2.19%    1.40%  to   2.00%    8.64% to    9.28%
December 31, 2009   41,016 $ 0.99108 to  $ 1.72527 $   57,944   3.14%    1.40%  to   2.00%   29.75% to   30.52%
December 31, 2008   46,484 $ 0.76162 to  $ 1.32501 $   50,078   2.78%    1.40%  to   2.00%  -45.16% to  -44.83%
December 31, 2007   60,179 $ 1.38459 to  $ 2.40793 $  116,626   2.04%    1.40%  to   2.00%   15.75% to   16.44%

                                        AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    9,455 $ 7.28539 to  $12.53734 $   86,332   1.05%    0.55%  to   3.25%  -15.50% to   -6.04%
December 31, 2010    6,153 $ 7.59413 to  $13.52811 $   60,572   1.29%    0.55%  to   3.25%    6.61% to   11.82%
December 31, 2009    2,660 $ 6.96102 to  $12.21751 $   21,591   3.03%    0.95%  to   2.95%   16.39% to   20.67%
December 31, 2008    1,268 $ 6.41698 to  $ 7.21408 $    8,747   1.64%    1.15%  to   2.40%  -42.08% to  -36.88%
December 31, 2007    1,200 $11.34013 to  $12.33375 $   14,251   1.20%    1.15%  to   2.10%    2.95% to    3.93%

                                       AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    6,970 $ 8.24244 to  $14.15216 $   73,988   1.02%    0.55%  to   3.15%   -5.83% to    3.00%
December 31, 2010    4,547 $ 8.07352 to  $13.93020 $   46,365   1.07%    0.55%  to   3.15%    6.83% to   12.77%
December 31, 2009    1,691 $ 7.27792 to  $12.47459 $   14,155   2.22%    0.95%  to   2.95%   15.01% to   23.81%
December 31, 2008      873 $ 6.57914 to  $ 7.56473 $    6,322   2.15%    1.00%  to   2.40%  -36.28% to  -30.56%
December 31, 2007      715 $10.76521 to  $11.75498 $    8,119   2.25%    1.15%  to   2.05%   -2.12% to   -1.25%

                                      A62

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                    AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  141,598 $ 9.34142 to  $12.88722 $1,453,229   1.58%    0.55%  to   3.25%   -6.51% to   -3.91%
December 31, 2010  107,550 $ 9.72815 to  $13.59785 $1,162,964   0.55%    0.55%  to   3.25%    6.71% to   10.76%
December 31, 2009   22,057 $ 9.00260 to  $12.39836 $  217,747   0.99%    0.95%  to   2.95%   22.19% to   26.21%
December 31, 2008    3,114 $ 7.13279 to  $ 8.26716 $   24,553   1.96%    0.95%  to   2.65%  -32.00% to  -27.07%
December 31, 2007    1,579 $10.87140 to  $12.00848 $   18,235   3.52%    1.00%  to   2.65%    6.09% to    7.67%

                                            AST COHEN & STEERS REALTY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    7,109 $ 8.82419 to  $19.17281 $   87,243   0.74%    0.55%  to   3.25%   -6.17% to    6.00%
December 31, 2010    5,413 $ 8.36127 to  $18.33755 $   62,985   1.27%    0.55%  to   3.25%   17.09% to   27.48%
December 31, 2009    1,873 $ 6.56219 to  $14.52687 $   17,283   2.75%    0.95%  to   2.95%   28.83% to   51.09%
December 31, 2008    1,380 $ 5.02371 to  $ 8.21151 $   10,255   4.90%    1.00%  to   2.40%  -36.58% to  -35.69%
December 31, 2007    1,384 $ 7.81223 to  $12.82033 $   16,506   3.58%    1.00%  to   2.50%  -21.90% to  -20.85%

                                     AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   76,239 $ 9.75906 to  $12.08786 $  808,699   0.90%    0.55%  to   3.25%   -3.02% to   -0.32%
December 31, 2010   56,172 $ 9.90157 to  $12.29454 $  609,347   0.37%    0.55%  to   3.25%    4.24% to    7.11%
December 31, 2009   26,845 $ 9.38319 to  $11.67943 $  282,556   0.82%    0.95%  to   2.95%   15.12% to   20.87%
December 31, 2008   12,707 $ 7.82060 to  $ 9.52935 $  113,204   0.32%    0.95%  to   2.75%  -21.01% to  -18.39%
December 31, 2007    3,548 $10.39915 to  $11.72906 $   39,597   1.61%    1.15%  to   2.65%   -0.70% to    0.78%

                                               AST BLACKROCK VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    5,454 $ 7.80945 to  $13.74775 $   54,139   0.80%    0.55%  to   3.25%  -10.70% to   -1.04%
December 31, 2010    2,189 $ 7.92255 to  $14.08474 $   21,392   1.38%    0.55%  to   3.25%    5.71% to   11.38%
December 31, 2009    1,483 $ 7.11289 to  $12.77034 $   12,662   0.86%    0.95%  to   2.95%   15.49% to   26.46%
December 31, 2008    1,121 $ 6.32963 to  $ 7.95205 $    8,361   2.41%    1.00%  to   2.40%  -38.77% to  -37.92%
December 31, 2007    1,646 $10.19617 to  $12.86054 $   20,277   1.06%    1.00%  to   2.45%   -1.25% to    0.02%

                          AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (EXPIRED APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2011        0 $       0 to  $       0 $        0   0.00%    0.55%  to   3.10%   11.62% to   12.57%
December 31, 2010    2,396 $ 8.73801 to  $14.24972 $   25,254   0.00%    0.55%  to   2.95%   13.76% to   19.14%
December 31, 2009      915 $ 7.41439 to  $12.07932 $    7,373   0.00%    0.95%  to   2.95%   19.69% to   21.59%
December 31, 2008      487 $ 6.17342 to  $ 7.28449 $    3,314   0.00%    0.95%  to   2.40%  -43.89% to  -43.08%
December 31, 2007      466 $10.96429 to  $12.85490 $    5,667   0.00%    1.00%  to   2.05%   16.32% to   17.36%

                                                  AST HIGH YIELD PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    9,602 $ 9.75907 to  $14.11698 $  107,095   6.86%    0.55%  to   3.25%   -2.53% to    2.61%
December 31, 2010    6,243 $10.64904 to  $13.94919 $   69,557   3.61%    0.55%  to   3.25%    6.67% to   12.43%
December 31, 2009    1,858 $ 9.86035 to  $12.52966 $   19,507   3.94%    0.95%  to   2.90%   24.31% to   34.28%
December 31, 2008      769 $ 7.42367 to  $ 7.97763 $    6,054   8.92%    0.95%  to   2.40%  -27.29% to  -25.76%
December 31, 2007      807 $10.58506 to  $10.86456 $    8,670   9.83%    1.15%  to   2.15%    0.31% to    1.31%

                                         AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    5,925 $ 7.99180 to  $14.40189 $   59,777   0.45%    0.55%  to   3.25%  -19.59% to  -13.59%
December 31, 2010    3,503 $ 9.80048 to  $16.89809 $   40,832   0.04%    0.55%  to   3.25%   20.64% to   31.30%
December 31, 2009    1,490 $ 7.46424 to  $12.99734 $   12,797   0.20%    0.95%  to   2.55%   29.38% to   31.41%
December 31, 2008      741 $ 5.92475 to  $ 7.39352 $    5,080   0.00%    1.15%  to   2.40%  -45.41% to  -38.18%
December 31, 2007      899 $10.81494 to  $13.40975 $   11,436   0.00%    1.15%  to   2.45%    8.54% to    9.94%

                                                AST MID-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    3,655 $ 8.68256 to  $15.20886 $   39,679   0.70%    0.55%  to   3.25%  -12.84% to   -3.98%
December 31, 2010    2,712 $ 9.84588 to  $16.05923 $   30,901   0.46%    0.55%  to   3.25%   13.94% to   22.45%
December 31, 2009      919 $ 8.24232 to  $13.24524 $    8,484   1.75%    0.95%  to   2.95%   31.78% to   37.58%
December 31, 2008      519 $ 6.33563 to  $ 7.22665 $    3,559   1.05%    1.15%  to   2.40%  -39.58% to  -34.05%
December 31, 2007      540 $10.44960 to  $11.84309 $    6,093   0.38%    1.15%  to   2.05%    0.68% to    1.58%

                                               AST SMALL-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    4,291 $ 8.56576 to  $14.76666 $   45,405   0.60%    0.55%  to   3.25%  -13.58% to   -6.49%
December 31, 2010    3,661 $10.21456 to  $16.01106 $   41,903   0.41%    0.55%  to   3.25%   13.88% to   24.81%
December 31, 2009    1,917 $ 8.19364 to  $12.95541 $   17,742   1.67%    0.95%  to   2.95%   24.02% to   29.87%
December 31, 2008    1,506 $ 6.56669 to  $ 8.14863 $   11,281   1.14%    1.00%  to   2.40%  -31.37% to  -25.48%
December 31, 2007    1,043 $ 9.43656 to  $11.75648 $   11,457   0.98%    1.00%  to   2.50%   -7.92% to   -6.69%

                                      A63

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                     AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   5,661 $ 8.95362 to  $13.09897 $ 58,548   0.16%    0.55%  to   3.25%  -10.43% to   -4.48%
December 31, 2010   5,727 $ 9.78196 to  $13.90429 $ 63,050   0.07%    0.55%  to   3.25%    6.48% to    9.25%
December 31, 2009   3,085 $ 8.95378 to  $12.85313 $ 32,211   0.00%    0.95%  to   2.95%   27.10% to   47.99%
December 31, 2008   1,115 $ 6.05017 to  $ 7.74360 $  8,051   0.14%    0.95%  to   2.40%  -41.67% to  -34.07%
December 31, 2007   1,013 $11.42452 to  $13.14587 $ 12,624   0.00%    1.00%  to   2.10%   11.64% to   12.69%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   8,276 $ 8.81982 to  $15.09953 $ 93,020   0.00%    0.55%  to   3.25%  -11.35% to   -3.51%
December 31, 2010   7,400 $10.81269 to  $15.86600 $ 88,581   0.00%    0.55%  to   3.25%   12.74% to   18.70%
December 31, 2009   2,818 $ 9.33692 to  $13.49906 $ 30,759   0.00%    0.95%  to   2.95%   33.32% to   55.61%
December 31, 2008     953 $ 6.59238 to  $ 7.63476 $  6,917   0.00%    1.00%  to   2.40%  -42.18% to  -35.31%
December 31, 2007     919 $11.48986 to  $13.07586 $ 11,535   0.00%    1.00%  to   2.50%   16.42% to   17.98%

                                              AST LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  12,016 $ 6.95898 to  $13.29726 $105,206   1.21%    0.55%  to   3.25%  -10.31% to   -4.71%
December 31, 2010   8,210 $ 7.33176 to  $14.14819 $ 73,771   0.98%    0.95%  to   3.25%    5.18% to   12.09%
December 31, 2009   7,331 $ 6.54070 to  $12.74667 $ 56,990   2.87%    0.95%  to   2.95%   16.63% to   26.67%
December 31, 2008   7,349 $ 5.52836 to  $ 6.82177 $ 48,882   2.22%    0.95%  to   2.40%  -42.86% to  -39.90%
December 31, 2007   1,453 $ 9.84473 to  $11.82253 $ 16,500   1.17%    1.00%  to   2.50%   -5.37% to   -4.10%

                                       AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  20,912 $10.42419 to  $14.54337 $245,855   1.20%    0.55%  to   3.25%    4.25% to    9.56%
December 31, 2010   4,379 $10.70748 to  $13.45763 $ 50,715   5.46%    0.55%  to   3.25%    7.21% to   12.35%
December 31, 2009   1,958 $10.22891 to  $12.09710 $ 21,733   7.38%    0.95%  to   2.90%   19.82% to   33.34%
December 31, 2008   1,183 $ 8.17364 to  $ 8.54833 $  9,951   8.49%    1.15%  to   2.40%  -25.05% to  -24.13%
December 31, 2007   1,292 $10.32185 to  $11.29424 $ 14,416   6.93%    1.00%  to   2.45%    3.54% to    4.87%

                                          AST MARSICO CAPITAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  11,182 $ 8.89389 to  $14.53184 $117,841   0.30%    0.55%  to   3.25%   -8.96% to   -1.46%
December 31, 2010   9,228 $ 9.06112 to  $14.95140 $ 99,289   0.61%    0.55%  to   3.25%   11.96% to   18.63%
December 31, 2009   5,649 $ 7.63844 to  $12.72864 $ 50,094   0.84%    0.95%  to   2.95%   26.37% to   28.54%
December 31, 2008   4,708 $ 6.23147 to  $ 7.27809 $ 33,179   0.51%    1.00%  to   2.40%  -44.98% to  -39.89%
December 31, 2007   2,732 $11.47337 to  $13.09923 $ 34,478   0.21%    1.00%  to   2.50%   12.15% to   13.65%

                                                AST MFS GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   3,218 $ 9.10275 to  $13.12223 $ 33,301   0.36%    0.55%  to   3.25%   -7.50% to   -1.14%
December 31, 2010   2,603 $ 9.24407 to  $13.45761 $ 27,605   0.10%    0.55%  to   3.25%    7.59% to   11.72%
December 31, 2009     986 $ 8.27409 to  $12.16473 $  9,338   0.16%    0.95%  to   2.95%   20.52% to   23.13%
December 31, 2008     674 $ 6.96848 to  $ 8.31391 $  5,322   0.26%    1.00%  to   2.40%  -37.80% to  -31.22%
December 31, 2007     521 $11.68399 to  $13.23519 $  6,623   0.04%    1.15%  to   2.50%   12.29% to   13.79%

                                      AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   8,614 $ 9.20532 to  $15.58152 $100,645   0.00%    0.55%  to   3.25%   -7.23% to    1.13%
December 31, 2010   5,335 $ 9.35229 to  $15.62143 $ 64,482   0.00%    0.55%  to   3.25%   18.48% to   27.47%
December 31, 2009   2,096 $ 7.52062 to  $12.37664 $ 20,645   0.00%    0.95%  to   2.95%   23.25% to   28.57%
December 31, 2008   1,398 $ 6.43407 to  $ 8.62745 $ 11,182   0.00%    1.15%  to   2.40%  -44.52% to  -36.46%
December 31, 2007   1,637 $12.18878 to  $15.39741 $ 23,863   0.00%    1.15%  to   2.15%   19.62% to   20.81%

                                   AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   8,187 $ 8.70651 to  $15.90297 $ 86,810   0.99%    0.55%  to   3.25%  -12.72% to   -3.02%
December 31, 2010   7,174 $ 9.62757 to  $16.62562 $ 78,392   1.02%    0.55%  to   3.25%   11.27% to   22.27%
December 31, 2009   3,024 $ 7.99019 to  $13.73161 $ 26,629   1.77%    0.95%  to   2.90%   34.71% to   39.32%
December 31, 2008   1,606 $ 5.79288 to  $ 6.90162 $ 10,553   1.70%    0.95%  to   2.40%  -43.61% to  -37.17%
December 31, 2007   1,766 $10.24685 to  $12.12014 $ 20,640   0.75%    1.00%  to   2.05%    1.09% to    1.99%

                                        AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  15,357 $ 9.86766 to  $12.18917 $164,143   0.86%    0.55%  to   3.25%   -1.07% to    1.68%
December 31, 2010   9,358 $ 9.97411 to  $12.07057 $102,959   2.31%    0.55%  to   3.25%   -0.33% to    2.92%
December 31, 2009   4,168 $10.42590 to  $11.78015 $ 48,312   5.30%    0.95%  to   2.95%    4.36% to    9.19%
December 31, 2008   2,767 $ 9.71676 to  $10.83660 $ 29,608   5.18%    1.00%  to   2.40%   -2.91% to    0.11%
December 31, 2007   1,059 $10.47408 to  $10.86715 $ 11,400   5.72%    1.00%  to   2.45%    4.23% to    5.58%

                                      A64

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                         AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    5,793 $ 7.30270 to  $13.84402 $   53,933   1.15%    0.55%  to   3.25%  -10.17% to   -2.18%
December 31, 2010    4,615 $ 7.31183 to  $14.34884 $   43,678   1.20%    0.95%  to   3.25%    4.43% to   12.18%
December 31, 2009    2,161 $ 6.68122 to  $12.91774 $   16,542   3.44%    0.95%  to   2.95%   20.89% to   27.90%
December 31, 2008      798 $ 5.65507 to  $ 6.73924 $    5,075   3.35%    1.00%  to   2.40%  -43.25% to  -42.46%
December 31, 2007      862 $ 9.82815 to  $11.75873 $    9,668   1.79%    1.00%  to   2.15%   -5.61% to   -4.67%

                                             AST QMA US EQUITY ALPHA PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    2,688 $ 8.14600 to  $14.68191 $   27,992   0.73%    0.55%  to   2.95%    0.50% to    2.89%
December 31, 2010    1,934 $ 7.98785 to  $14.46757 $   19,154   0.58%    0.55%  to   2.95%    8.14% to   13.97%
December 31, 2009      983 $ 7.12555 to  $12.82018 $    7,830   1.73%    0.95%  to   2.95%   18.97% to   27.22%
December 31, 2008      754 $ 5.90465 to  $ 7.04101 $    5,014   2.28%    0.95%  to   2.40%  -40.16% to  -39.29%
December 31, 2007      749 $10.70742 to  $11.65038 $    8,305   2.05%    1.15%  to   2.05%    0.02% to    0.92%

                                       AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   21,581 $ 7.67745 to  $13.57744 $  220,749   0.61%    0.55%  to   3.25%  -22.38% to  -15.39%
December 31, 2010   18,820 $ 9.78665 to  $16.26883 $  237,118   0.41%    0.55%  to   3.25%   15.18% to   19.32%
December 31, 2009    9,564 $ 8.23044 to  $13.76951 $  111,200   1.38%    0.95%  to   2.95%   32.80% to   47.95%
December 31, 2008    6,046 $ 5.58255 to  $ 9.18555 $   50,318   0.62%    1.00%  to   2.40%  -51.16% to  -45.19%
December 31, 2007    5,783 $13.49811 to  $18.62348 $  101,044   0.63%    1.00%  to   2.45%   37.13% to   38.90%

                                        AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  229,101 $ 9.50439 to  $13.30691 $2,473,645   1.10%    0.55%  to   3.25%   -4.90% to    1.42%
December 31, 2010  146,126 $ 9.85367 to  $13.30202 $1,581,659   0.78%    0.55%  to   3.25%    5.89% to   10.49%
December 31, 2009   42,023 $ 9.03658 to  $12.15888 $  421,914   2.06%    0.95%  to   2.95%   20.34% to   22.97%
December 31, 2008   16,314 $ 7.43372 to  $ 8.81488 $  135,699   1.83%    0.95%  to   2.65%  -27.86% to  -23.34%
December 31, 2007   12,963 $10.57860 to  $12.06970 $  149,839   1.72%    1.00%  to   2.65%    3.56% to    5.11%

                                              AST MFS GLOBAL EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    8,288 $ 8.75800 to  $13.97222 $   87,581   0.51%    0.55%  to   3.25%  -12.73% to   -3.66%
December 31, 2010    6,015 $ 9.74368 to  $14.70491 $   67,368   0.40%    0.55%  to   3.25%    7.95% to   10.99%
December 31, 2009    1,713 $ 8.77866 to  $13.37974 $   18,281   1.77%    0.95%  to   2.95%   28.43% to   32.84%
December 31, 2008      924 $ 7.15759 to  $ 9.03881 $    7,771   1.24%    1.00%  to   2.40%  -35.54% to  -28.62%
December 31, 2007      832 $10.95164 to  $13.88494 $   10,944   2.53%    1.00%  to   2.05%    7.19% to    8.15%

                                        AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    9,785 $ 7.70131 to  $12.74350 $   90,598   1.40%    0.55%  to   3.25%  -18.08% to   -9.65%
December 31, 2010    8,842 $ 8.34866 to  $14.30022 $   90,495   0.97%    0.55%  to   3.25%    4.10% to    7.63%
December 31, 2009    3,788 $ 8.06067 to  $13.60349 $   36,077   3.65%    0.95%  to   2.95%   32.70% to   34.60%
December 31, 2008    1,881 $ 5.98845 to  $ 8.06508 $   13,887   2.59%    0.95%  to   2.40%  -42.76% to  -36.31%
December 31, 2007    1,777 $10.97941 to  $13.95132 $   23,122   1.69%    1.00%  to   2.50%    6.76% to    8.19%

                                          AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   10,426 $ 9.89515 to  $12.88781 $  113,539   2.50%    0.55%  to   3.25%   -1.04% to    3.55%
December 31, 2010    6,415 $10.20242 to  $12.51967 $   70,483   2.41%    0.55%  to   3.25%    2.24% to    4.75%
December 31, 2009    2,631 $10.44910 to  $11.97584 $   30,156   7.16%    0.95%  to   2.55%    9.49% to   11.06%
December 31, 2008    2,190 $ 9.44110 to  $10.80461 $   22,605   5.04%    1.00%  to   2.40%   -5.95% to   -3.40%
December 31, 2007    1,472 $10.42389 to  $11.20170 $   15,781   3.92%    1.15%  to   2.45%    7.01% to    8.39%

                                     AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   29,416 $ 8.08980 to  $13.60557 $  265,956   0.27%    0.55%  to   3.25%  -12.57% to   -4.36%
December 31, 2010   15,551 $ 8.45893 to  $14.36696 $  151,898   0.49%    0.95%  to   2.95%   11.35% to   13.56%
December 31, 2009   16,369 $ 7.44914 to  $12.77693 $  141,974   1.06%    0.95%  to   2.95%    1.10% to   27.22%
December 31, 2008    5,852 $ 5.85514 to  $ 7.01024 $   39,367   0.72%    0.95%  to   2.40%  -43.68% to  -37.29%
December 31, 2007    5,323 $11.05096 to  $12.32551 $   63,388   0.16%    1.00%  to   2.65%    6.72% to    8.31%

                                       AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  287,989 $ 8.76109 to  $13.11625 $2,893,895   0.51%    0.55%  to   3.25%   -9.16% to   -2.96%
December 31, 2010  297,589 $ 9.03449 to  $13.70422 $3,101,702   1.02%    0.55%  to   3.25%    7.43% to   12.31%
December 31, 2009  182,179 $ 8.15083 to  $12.32315 $1,672,572   1.87%    0.95%  to   2.95%   21.96% to   24.15%
December 31, 2008  113,271 $ 6.59783 to  $ 7.79077 $  849,426   0.98%    0.95%  to   2.75%  -36.68% to  -31.11%
December 31, 2007  126,428 $11.01224 to  $12.14221 $1,492,030   0.24%    1.00%  to   2.75%    6.78% to    8.48%

                                      A65

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                     AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  269,022 $ 8.98306 to  $12.82397 $2,725,760   0.62%    0.55%  to   3.25%   -5.82% to   -3.20%
December 31, 2010  241,208 $ 9.28559 to  $13.43083 $2,538,982   0.83%    0.55%  to   3.25%    7.15% to   10.91%
December 31, 2009  135,488 $ 8.48293 to  $12.22943 $1,275,037   2.33%    0.95%  to   2.95%   21.03% to   23.19%
December 31, 2008   99,125 $ 6.92031 to  $ 7.99594 $  766,747   1.13%    0.95%  to   2.75%  -33.66% to  -28.71%
December 31, 2007  103,751 $10.91282 to  $11.89376 $1,203,763   0.37%    1.00%  to   2.75%    6.27% to    7.96%

                                          AST BALANCED ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  339,582 $ 9.27105 to  $12.86748 $3,548,073   0.63%    0.55%  to   3.25%   -7.28% to   -1.76%
December 31, 2010  308,411 $ 9.68344 to  $13.27946 $3,322,650   0.78%    0.55%  to   3.25%    6.51% to   11.26%
December 31, 2009  196,484 $ 8.76833 to  $12.05401 $1,919,182   1.22%    0.95%  to   2.95%    0.42% to   22.14%
December 31, 2008   53,051 $ 7.30442 to  $ 8.27064 $  424,592   1.06%    0.95%  to   2.75%  -30.61% to  -26.37%
December 31, 2007   36,429 $10.86097 to  $11.76251 $  418,781   0.33%    1.00%  to   2.75%    6.14% to    7.83%

                                        AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  264,390 $ 9.60825 to  $12.48452 $2,869,173   0.90%    0.55%  to   3.25%   -3.91% to    0.44%
December 31, 2010  199,628 $10.40137 to  $12.60207 $2,211,567   1.26%    0.55%  to   3.25%    4.97% to    9.53%
December 31, 2009  115,717 $ 9.58079 to  $11.61945 $1,210,537   0.92%    0.95%  to   2.95%   -0.03% to   18.91%
December 31, 2008   30,030 $ 8.12914 to  $ 9.09941 $  265,987   0.81%    0.95%  to   2.75%  -21.64% to  -18.78%
December 31, 2007   11,972 $10.96110 to  $11.45988 $  134,485   0.30%    1.15%  to   2.75%    5.80% to    7.48%

                                         AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  130,049 $ 8.78893 to  $13.34133 $1,346,840   1.74%    0.55%  to   3.25%   -6.65% to   -2.05%
December 31, 2010   95,851 $ 8.97842 to  $13.80890 $1,008,799   1.36%    0.55%  to   3.25%    9.25% to   13.29%
December 31, 2009   37,024 $ 8.03026 to  $12.30994 $  325,778   3.84%    0.95%  to   2.95%   20.65% to   23.42%
December 31, 2008   18,094 $ 6.57782 to  $ 7.34272 $  130,124   2.24%    0.95%  to   2.65%  -36.18% to  -32.22%
December 31, 2007   16,265 $10.77036 to  $11.35095 $  181,880   0.53%    1.00%  to   2.65%    5.74% to    7.32%

                                   AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  148,843 $ 7.98786 to  $13.06962 $1,485,879   1.18%    0.55%  to   3.25%  -11.82% to   -6.73%
December 31, 2010  131,381 $ 8.66171 to  $14.20708 $1,380,684   0.85%    0.55%  to   3.25%   14.30% to   17.90%
December 31, 2009   58,998 $ 7.40130 to  $12.16947 $  483,351   2.18%    0.95%  to   2.95%    0.09% to   24.79%
December 31, 2008   23,483 $ 5.97509 to  $ 6.74838 $  154,549   1.25%    0.95%  to   2.75%  -42.30% to  -37.21%
December 31, 2007   23,824 $11.11363 to  $11.54148 $  270,043   0.32%    1.00%  to   2.75%    8.42% to   10.14%

                                             AST ADVANCED STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  193,663 $ 9.30664 to  $13.61010 $2,075,520   1.03%    0.55%  to   3.25%   -6.93% to   -0.44%
December 31, 2010  137,362 $ 9.94879 to  $13.85960 $1,496,355   0.91%    0.55%  to   3.25%    8.08% to   12.64%
December 31, 2009   51,794 $ 8.94949 to  $12.42655 $  502,645   2.84%    0.95%  to   2.95%   22.94% to   25.01%
December 31, 2008   27,547 $ 7.19429 to  $ 7.98587 $  214,852   1.96%    0.95%  to   2.65%  -31.62% to  -27.56%
December 31, 2007   27,228 $10.83452 to  $11.53588 $  308,459   0.51%    1.00%  to   2.65%    6.67% to    8.26%

                                        AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   16,190 $ 9.07073 to  $14.43104 $  173,497   0.00%    0.55%  to   3.25%   -9.08% to   -2.24%
December 31, 2010   13,777 $10.04316 to  $14.96577 $  152,422   0.00%    0.55%  to   3.25%   10.53% to   14.72%
December 31, 2009    6,994 $ 8.97301 to  $13.17447 $   67,092   0.00%    0.95%  to   2.95%   31.06% to   51.93%
December 31, 2008    5,295 $ 6.20861 to  $ 6.64158 $   33,149   0.14%    1.00%  to   2.40%  -41.96% to  -38.73%
December 31, 2007      491 $11.05504 to  $11.23891 $    5,475   0.19%    1.15%  to   2.15%    5.94% to    7.00%

                                                 AST MONEY MARKET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   24,015 $ 9.26367 to  $10.43487 $  236,147   0.02%    0.55%  to   3.25%   -3.22% to   -0.52%
December 31, 2010   12,763 $ 9.53428 to  $10.55197 $  128,581   0.02%    0.55%  to   3.25%   -2.84% to   -0.43%
December 31, 2009    6,856 $ 9.80318 to  $10.67105 $   71,974   0.24%    0.95%  to   2.95%   -2.34% to   -0.70%
December 31, 2008    6,401 $10.04509 to  $10.76754 $   68,076   2.25%    0.95%  to   2.65%   -0.14% to    1.54%
December 31, 2007    1,486 $10.29973 to  $10.62479 $   15,685   4.76%    1.00%  to   2.65%    2.18% to    3.70%

                                               AST SMALL-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    7,586 $ 8.71343 to  $17.08879 $   91,234   0.00%    0.55%  to   3.25%  -12.02% to   -1.52%
December 31, 2010    5,749 $11.41543 to  $17.59375 $   70,222   0.21%    0.55%  to   3.25%   25.34% to   35.13%
December 31, 2009    3,575 $ 8.52896 to  $13.14833 $   31,797   0.05%    0.95%  to   2.95%   30.52% to   32.65%
December 31, 2008    3,394 $ 6.42979 to  $ 6.77186 $   22,897   0.00%    0.95%  to   2.40%  -36.52% to  -33.33%
December 31, 2007      216 $10.38230 to  $10.53785 $    2,265   0.00%    1.15%  to   2.05%    4.99% to    5.93%

                                      A66

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                           AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  139,943 $ 9.99564 to  $13.38718 $1,518,001   1.84%    0.55%  to   3.25%   -0.17% to    2.61%
December 31, 2010  113,266 $10.24378 to  $13.12390 $1,231,961   1.52%    0.55%  to   3.25%    2.38% to    6.70%
December 31, 2009   51,426 $ 9.92546 to  $12.32370 $  540,684   0.63%    0.95%  to   2.95%   -0.60% to   15.43%
December 31, 2008    2,743 $ 9.36846 to  $10.69755 $   28,962   3.78%    0.95%  to   2.40%   -6.45% to   -3.18%
December 31, 2007    1,086 $10.89859 to  $11.07079 $   11,917   3.60%    1.15%  to   2.10%    6.07% to    7.07%

                                             AST INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    4,763 $ 7.04041 to  $12.25942 $   43,196   1.53%    0.55%  to   3.25%  -21.55% to  -13.03%
December 31, 2010    3,757 $ 7.92905 to  $14.29181 $   39,039   0.70%    0.55%  to   3.25%    7.59% to   10.04%
December 31, 2009    1,307 $ 7.38580 to  $13.11671 $   11,673   2.16%    0.95%  to   2.95%   27.44% to   29.64%
December 31, 2008      761 $ 6.22962 to  $ 7.03242 $    5,280   2.62%    1.15%  to   2.40%  -45.32% to  -38.11%
December 31, 2007      709 $12.39325 to  $12.70293 $    8,933   1.47%    1.15%  to   2.65%   14.75% to   16.46%

                                             AST INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    7,248 $ 7.04917 to  $12.74401 $   63,232   0.64%    0.55%  to   3.25%  -18.51% to  -13.40%
December 31, 2010    3,921 $ 7.97297 to  $14.92060 $   40,509   0.29%    0.55%  to   3.25%   11.22% to   14.67%
December 31, 2009    1,455 $ 7.20534 to  $13.28533 $   11,795   1.59%    0.95%  to   2.95%   30.13% to   34.02%
December 31, 2008      761 $ 5.96394 to  $ 6.16356 $    4,624   1.46%    1.15%  to   2.40%  -51.40% to  -50.80%
December 31, 2007      550 $12.32194 to  $12.52703 $    6,830   0.67%    1.15%  to   2.15%   16.53% to   17.69%

                                                NVIT DEVELOPING MARKETS FUND
                   -----------------------------------------------------------------------------------------
December 31, 2011    1,066 $12.70790 to  $13.22905 $   13,856   0.27%    1.40%  to   2.00%  -23.92% to  -23.48%
December 31, 2010    1,496 $16.70438 to  $17.28741 $   25,524   0.00%    1.40%  to   2.00%   13.86% to   14.54%
December 31, 2009    1,437 $14.67036 to  $15.09299 $   21,453   1.15%    1.40%  to   2.00%   59.05% to   59.99%
December 31, 2008    1,133 $ 9.22392 to  $ 9.43370 $   10,589   0.72%    1.40%  to   2.00%  -58.69% to  -58.44%
December 31, 2007    1,575 $22.02354 to  $22.70075 $   35,530   0.45%    1.40%  to   2.50%   39.99% to   41.52%

                              AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011  624,195 $10.87605 to  $14.56477 $7,606,942   0.43%    0.55%  to   2.65%    8.68% to   11.82%
December 31, 2010   11,978 $10.54049 to  $13.07585 $  153,555   6.62%    0.55%  to   2.65%    5.34% to    9.77%
December 31, 2009   23,600 $10.83253 to  $11.91239 $  277,671   1.31%    0.95%  to   2.30%    8.49% to   10.26%
December 31, 2008   65,795 $10.69598 to  $10.80437 $  706,744   0.00%    0.95%  to   2.05%    6.98% to    8.05%

                          AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   -----------------------------------------------------------------------------------------
December 31, 2011   23,999 $10.31578 to  $11.84188 $  263,297   2.74%    0.55%  to   3.25%    2.59% to    5.44%
December 31, 2010   15,299 $10.29052 to  $11.38650 $  161,902   1.28%    0.55%  to   3.25%    2.93% to    6.78%
December 31, 2009    3,801 $10.05881 to  $10.76877 $   38,962   3.37%    0.95%  to   2.95%    7.10% to   10.58%
December 31, 2008      543 $ 9.12808 to  $ 9.37876 $    5,058   0.13%    0.95%  to   2.40%   -8.80% to   -6.10%
December 31, 2007        3 $ 9.97564 to  $ 9.97564 $       25   0.00%    2.00%  to   2.00%   -0.23% to   -0.23%

                                    AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   14,702 $11.55635 to  $13.80307 $  174,657   0.19%    1.15%  to   3.25%    9.90% to   12.27%
December 31, 2010    1,423 $11.92705 to  $12.31074 $   17,224   0.93%    1.30%  to   2.40%    8.58% to    9.76%
December 31, 2009    2,189 $10.98462 to  $11.21615 $   24,289   0.29%    1.30%  to   2.40%   -8.25% to   -7.26%
December 31, 2008    2,046 $11.97274 to  $12.09377 $   24,606   0.00%    1.30%  to   2.40%   19.75% to   20.95%

                                    AST BOND PORTFOLIO 2019 (AVAILABLE JANUARY 28, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011      809 $13.36844 to  $13.94770 $   11,027   0.95%    1.30%  to   2.40%   13.26% to   14.49%
December 31, 2010    1,229 $11.80330 to  $12.18296 $   14,732   0.74%    1.30%  to   2.40%    8.75% to    9.93%
December 31, 2009    1,467 $10.85345 to  $11.08225 $   16,102   0.28%    1.30%  to   2.40%   -9.86% to   -8.88%
December 31, 2008    1,619 $12.04125 to  $12.16291 $   19,590   0.00%    1.30%  to   2.40%   20.44% to   21.64%

                                 AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011    2,702 $ 8.75182 to  $15.32029 $   28,411   2.36%    0.55%  to   3.25%  -12.17% to   -5.56%
December 31, 2010    2,120 $ 9.43708 to  $16.44739 $   23,406   1.16%    0.55%  to   3.25%   14.58% to   19.07%
December 31, 2009      355 $ 8.03953 to  $13.95016 $    2,911   1.02%    0.95%  to   2.95%   31.93% to   41.49%
December 31, 2008       27 $ 6.09375 to  $ 6.12807 $      164   0.00%    1.15%  to   2.40%  -40.11% to  -39.78%

                         AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   13,670 $ 7.61998 to  $13.89229 $  123,993   0.93%    0.55%  to   3.25%  -23.87% to  -20.71%
December 31, 2010   12,640 $10.78803 to  $17.76396 $  144,882   0.30%    0.55%  to   3.25%   16.24% to   21.12%
December 31, 2009    2,787 $ 9.03476 to  $14.81166 $   25,629   0.28%    0.95%  to   2.95%   46.36% to   64.95%
December 31, 2008       97 $ 5.55599 to  $ 5.58718 $      540   0.00%    1.15%  to   2.40%  -44.99% to  -44.69%

                                      A67

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                       FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011  136,049 $ 8.60412 to  $13.39083 $1,361,263   0.02%    0.55%  to   3.25%  -10.47% to   -2.21%
December 31, 2010  114,431 $ 8.98185 to  $13.88351 $1,165,490   3.85%    0.55%  to   3.25%    5.60% to    9.20%
December 31, 2009   26,709 $ 8.36337 to  $12.83927 $  228,762   5.19%    0.95%  to   2.95%   26.66% to   28.84%
December 31, 2008    3,342 $ 6.60055 to  $ 6.67497 $   22,207   4.54%    0.95%  to   2.65%  -34.50% to  -33.77%

                           AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011    8,707 $ 9.17568 to  $15.78149 $   99,213   0.50%    0.55%  to   3.25%   -7.35% to    0.75%
December 31, 2010    6,209 $11.36904 to  $15.88201 $   72,334   0.34%    0.55%  to   3.25%   14.10% to   25.57%
December 31, 2009    1,010 $ 9.43289 to  $12.77276 $    9,809   0.89%    0.95%  to   2.95%   23.87% to   28.33%
December 31, 2008       71 $ 7.61489 to  $ 7.66279 $      545   0.00%    1.00%  to   2.40%  -24.10% to  -23.63%

                             AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011  100,743 $ 8.71154 to  $13.26883 $1,031,946   0.29%    0.55%  to   3.25%   -8.49% to   -2.93%
December 31, 2010   78,031 $ 9.16080 to  $13.85815 $  815,840   0.26%    0.55%  to   3.25%    8.82% to   13.27%
December 31, 2009   19,248 $ 8.22388 to  $12.35611 $  162,373   0.37%    0.95%  to   2.95%   22.12% to   25.66%
December 31, 2008    1,750 $ 6.65498 to  $ 6.73005 $   11,717   0.03%    0.95%  to   2.65%  -34.10% to  -33.36%

                            AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011  126,313 $ 9.15103 to  $12.63456 $1,292,495   0.40%    0.55%  to   3.25%   -6.86% to   -2.36%
December 31, 2010   87,541 $ 9.56692 to  $13.11882 $  917,592   0.43%    0.55%  to   3.25%    6.86% to   10.86%
December 31, 2009   22,971 $ 8.77459 to  $11.95029 $  206,515   0.28%    0.95%  to   2.95%   18.25% to   22.23%
December 31, 2008    3,073 $ 7.29981 to  $ 7.38211 $   22,578   0.01%    0.95%  to   2.65%  -27.59% to  -26.77%

                           AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   74,331 $ 9.31537 to  $13.35045 $  778,470   0.34%    0.55%  to   3.25%   -6.67% to   -1.12%
December 31, 2010   53,201 $ 9.70638 to  $13.68833 $  564,005   0.23%    0.55%  to   3.25%    7.84% to   12.75%
December 31, 2009   13,284 $ 8.75409 to  $12.26108 $  118,947   0.26%    0.95%  to   2.95%   21.32% to   25.48%
December 31, 2008    1,149 $ 7.09425 to  $ 7.17421 $    8,203   0.01%    0.95%  to   2.65%  -29.84% to  -29.05%

                          AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   93,246 $ 9.41906 to  $12.68275 $  967,246   0.48%    0.55%  to   3.25%   -5.72% to   -1.05%
December 31, 2010   65,121 $ 9.88878 to  $12.99556 $  686,924   0.37%    0.55%  to   3.25%    6.02% to   10.55%
December 31, 2009   17,717 $ 9.09584 to  $11.87199 $  164,854   0.20%    0.95%  to   2.95%   17.66% to   22.22%
December 31, 2008    2,161 $ 7.56739 to  $ 7.65257 $   16,459   0.01%    0.95%  to   2.65%  -24.99% to  -24.15%

                            AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   58,251 $ 9.24016 to  $12.74316 $  603,154   0.22%    0.55%  to   3.25%   -5.64% to   -3.01%
December 31, 2010   36,638 $ 9.72512 to  $13.32052 $  391,883   0.27%    0.55%  to   3.25%    7.69% to   12.26%
December 31, 2009    6,536 $ 8.80911 to  $11.98361 $   58,908   0.32%    0.95%  to   2.95%   18.10% to   20.09%
December 31, 2008      746 $ 7.45897 to  $ 7.54313 $    5,599   0.01%    0.95%  to   2.65%  -26.17% to  -25.34%

                                    PROFUND VP CONSUMER SERVICES (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011       10 $11.09282 to  $11.88626 $      123   0.00%    0.55%  to   2.00%    3.43% to    4.92%
December 31, 2010        7 $10.64073 to  $11.32891 $       80   0.00%    0.55%  to   2.30%   12.97% to   19.60%
December 31, 2009        2 $ 8.95999 to  $ 9.08577 $       16   0.00%    1.50%  to   2.00%   27.80% to   28.87%
December 31, 2008        1 $ 7.01089 to  $ 7.02706 $       10   0.00%    2.00%  to   2.35%  -31.72% to  -31.56%

                                PROFUND VP CONSUMER GOODS PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011       32 $10.88855 to  $11.83570 $      358   0.90%    0.55%  to   2.30%    4.55% to    6.36%
December 31, 2010       12 $10.41504 to  $11.12815 $      125   0.00%    0.55%  to   2.30%   10.84% to   15.85%
December 31, 2009        8 $ 9.07106 to  $ 9.22877 $       74   1.22%    1.30%  to   2.00%   18.77% to   20.01%
December 31, 2008        7 $ 7.65475 to  $ 7.69024 $       55   3.00%    1.30%  to   2.00%  -24.13% to  -23.78%

                                       PROFUND VP FINANCIALS (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011       78 $ 5.39074 to  $ 8.81882 $      429   0.00%    0.55%  to   2.30%  -15.77% to  -14.31%
December 31, 2010      152 $ 6.39982 to  $10.29102 $      987   0.32%    0.55%  to   2.30%    3.05% to    9.29%
December 31, 2009      121 $ 5.90194 to  $ 5.98047 $      722   2.96%    1.50%  to   2.30%   12.42% to   13.31%
December 31, 2008       36 $ 5.26042 to  $ 5.27796 $      192   2.57%    1.50%  to   2.00%  -49.35% to  -49.18%

                                       PROFUND VP HEALTH CARE (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011       64 $10.49885 to  $10.88771 $      693   0.29%    0.55%  to   2.30%    7.64% to    9.51%
December 31, 2010       87 $ 9.75359 to  $10.01278 $      864   0.23%    0.55%  to   2.30%   -1.37% to    1.52%
December 31, 2009       41 $ 9.70197 to  $ 9.86247 $      401   0.76%    1.30%  to   2.30%   16.81% to   18.02%
December 31, 2008       21 $ 8.29892 to  $ 8.35649 $      172   0.44%    1.30%  to   2.35%  -18.25% to  -17.69%

                                      A68

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                     PROFUND VP INDUSTRIALS (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     19  $ 8.53881 to  $11.23828 $   171    0.35%   0.55%  to   2.35%   -4.04% to   -2.32%
December 31, 2010     24  $ 8.89801 to  $11.41249 $   214    0.20%   1.50%  to   2.35%   14.03% to   21.92%
December 31, 2009     11  $ 7.35928 to  $ 7.46270 $    85    0.53%   1.50%  to   2.35%   21.25% to   22.27%
December 31, 2008      9  $ 6.06953 to  $ 6.10367 $    53    0.00%   1.50%  to   2.35%  -40.29% to  -39.96%

                                   PROFUND VP MID-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     32  $ 9.94731 to  $11.40463 $   326    0.00%   0.55%  to   2.30%   -5.07% to   -3.43%
December 31, 2010     52  $10.47890 to  $11.80941 $   579    0.00%   0.55%  to   2.30%   18.01% to   26.77%
December 31, 2009     17  $ 8.34760 to  $ 8.48599 $   145    0.00%   1.30%  to   2.30%   35.21% to   36.54%
December 31, 2008      8  $ 6.18606 to  $ 6.21489 $    48    0.00%   1.30%  to   2.00%  -38.58% to  -38.30%

                                    PROFUND VP MID-CAP VALUE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     66  $ 9.10660 to  $10.67879 $   665    0.15%   0.55%  to   2.30%   -6.08% to   -4.45%
December 31, 2010     46  $ 9.69632 to  $11.17632 $   456    0.26%   0.55%  to   2.30%   11.96% to   18.91%
December 31, 2009     26  $ 8.23508 to  $ 8.37151 $   215    1.47%   1.30%  to   2.30%   27.93% to   29.19%
December 31, 2008      5  $ 6.44994 to  $ 6.47989 $    32    0.00%   1.30%  to   2.00%  -36.69% to  -36.40%

                                     PROFUND VP REAL ESTATE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     43  $ 8.57465 to  $12.12925 $   386    0.00%   0.55%  to   2.30%    2.40% to    4.17%
December 31, 2010     83  $ 8.37375 to  $11.60561 $   707    3.90%   0.95%  to   2.30%   15.86% to   22.85%
December 31, 2009     67  $ 6.86993 to  $ 6.96107 $   467    4.03%   1.50%  to   2.30%   25.02% to   26.01%
December 31, 2008     11  $ 5.50600 to  $ 5.52429 $    63    0.00%   1.50%  to   2.00%  -46.33% to  -46.15%

                                  PROFUND VP SMALL-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     37  $10.17680 to  $15.05725 $   403    0.00%   0.55%  to   2.90%   -1.57% to    0.72%
December 31, 2010     51  $10.27873 to  $15.29722 $   550    0.00%   0.55%  to   2.90%   17.66% to   24.11%
December 31, 2009     20  $ 8.36346 to  $ 8.50207 $   171    0.00%   1.30%  to   2.30%   23.27% to   24.55%
December 31, 2008      6  $ 6.79469 to  $ 6.82623 $    42    0.00%   1.30%  to   2.00%  -32.82% to  -32.50%

                                   PROFUND VP SMALL-CAP VALUE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     39  $ 9.41484 to  $10.62040 $   404    0.00%   0.55%  to   2.30%   -6.26% to   -4.63%
December 31, 2010     25  $10.04307 to  $11.09991 $   259    0.07%   0.95%  to   2.30%   11.22% to   20.54%
December 31, 2009     22  $ 8.41420 to  $ 8.55355 $   187    0.48%   1.30%  to   2.30%   17.69% to   18.86%
December 31, 2008      2  $ 7.18696 to  $ 7.19653 $    15    0.00%   1.30%  to   1.50%  -29.74% to  -29.64%

                                 PROFUND VP TELECOMMUNICATIONS (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     15  $ 8.53611 to  $12.42479 $   133    3.63%   0.55%  to   2.35%   -0.47% to    1.31%
December 31, 2010     25  $ 8.57621 to  $12.26438 $   246    2.48%   0.55%  to   2.35%   13.03% to   22.07%
December 31, 2009     16  $ 7.58749 to  $ 7.69379 $   121   10.90%   1.50%  to   2.35%    4.86% to    5.73%
December 31, 2008      6  $ 7.23615 to  $ 7.27660 $    40    0.00%   1.50%  to   2.35%  -29.60% to  -29.20%

                                      PROFUND VP UTILITIES (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     55  $ 9.25352 to  $12.69674 $   589    1.69%   0.55%  to   2.30%   14.87% to   16.86%
December 31, 2010     36  $ 8.05537 to  $10.86454 $   295    2.48%   0.55%  to   2.30%    3.57% to    8.26%
December 31, 2009     38  $ 7.77777 to  $ 7.88054 $   297    5.44%   1.50%  to   2.30%    8.25% to    9.10%
December 31, 2008      5  $ 7.19947 to  $ 7.22327 $    39    0.93%   1.50%  to   2.00%  -28.71% to  -28.47%

                                  PROFUND VP LARGE-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     69  $ 9.46136 to  $11.32042 $   691    0.00%   0.55%  to   2.30%    0.82% to    2.56%
December 31, 2010     71  $ 9.38481 to  $11.03756 $   677    0.06%   0.55%  to   2.30%   10.49% to   11.73%
December 31, 2009     67  $ 8.48227 to  $ 8.59420 $   574    0.00%   1.50%  to   2.30%   26.82% to   27.82%
December 31, 2008      1  $ 6.70176 to  $ 6.72390 $     8    0.00%   1.50%  to   2.00%  -33.72% to  -33.50%

                                   PROFUND VP LARGE-CAP VALUE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     97  $ 7.76766 to  $10.56792 $   851    0.69%   0.55%  to   2.30%   -3.49% to   -1.82%
December 31, 2010     89  $ 8.04896 to  $10.76394 $   733    0.89%   0.55%  to   2.30%    7.47% to   11.78%
December 31, 2009     45  $ 7.29354 to  $ 7.45124 $   330    3.70%   1.00%  to   2.30%   16.78% to   18.28%
December 31, 2008      2  $ 6.25789 to  $ 6.28698 $    15    2.52%   1.30%  to   2.00%  -38.90% to  -38.61%

                          AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011  3,425  $ 8.50545 to  $10.83000 $33,837    0.33%   0.55%  to   3.25%  -14.75% to   -6.39%
December 31, 2010  2,319  $10.44965 to  $11.61473 $24,809    0.02%   0.55%  to   3.25%    4.81% to   12.65%
December 31, 2009     47  $10.29149 to  $10.30741 $   487    0.00%   1.15%  to   2.35%    1.45% to    1.59%

                                      A69

                               AT YEAR ENDED                                    FOR YEAR ENDED
                   --------------------------------------        -----------------------------------------------
                                                          NET    INVESTMENT
                   UNITS              UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)         LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------       ----------------------  -------- ---------- -----------------  ------------------
                          AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011   3,024       $ 9.23751 to  $11.32571 $ 32,384   0.00%    0.55%  to   3.25%   -7.55% to    0.11%
December 31, 2010   1,478       $10.66273 to  $11.35800 $ 16,039   0.00%    0.95%  to   3.25%    6.95% to   10.27%
December 31, 2009      24       $10.27380 to  $10.30032 $    249   0.00%    0.95%  to   2.95%    1.89% to    2.14%

                   CREDIT SUISSE TRUST INTERNATIONAL EQUITY FLEX III PORTFOLIO (AVAILABLE DECEMBER 14, 2009)
                                               (EXPIRED OCTOBER 21, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011       0       $       0 to  $       0 $      0   2.91%    1.35%  to   1.65%  -16.68% to  -16.48%
December 31, 2010     891       $11.14481 to  $11.17971 $  9,951   0.10%    1.35%  to   1.65%   10.41% to   10.74%
December 31, 2009     962       $10.09396 to  $10.09567 $  9,709   0.00%    1.35%  to   1.65%    0.27% to    0.28%

                                   AST BOND PORTFOLIO 2020 (AVAILABLE JANUARY 2, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011     314       $11.06416 to  $12.41953 $  3,603   1.15%    1.30%  to   2.95%   15.28% to   17.15%
December 31, 2010   1,771       $ 9.54633 to  $10.66744 $ 17,133   0.00%    1.30%  to   3.25%    5.41% to   10.41%
December 31, 2009     114       $ 8.74021 to  $ 8.83518 $    996   0.00%    1.30%  to   2.40%  -12.60% to  -11.65%

                                   AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011  15,087       $11.28966 to  $11.73508 $173,608   0.08%    1.15%  to   3.25%    7.80% to   10.13%
December 31, 2010     450       $10.47326 to  $10.59081 $  4,746   0.00%    1.90%  to   3.25%    4.76% to    5.92%

                                   AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011  18,356       $12.39610 to  $13.14210 $232,734   0.06%    1.15%  to   3.25%   16.40% to   18.92%
December 31, 2010   2,261       $10.64953 to  $11.06626 $ 24,883   0.00%    1.30%  to   3.25%    6.42% to   10.66%

                   WELLS FARGO ADVANTAGE VT CORE EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                                                (EXPIRED AUGUST 26, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011       0       $       0 to  $       0 $      0   0.91%    1.40%  to   1.85%  -11.83% to  -11.58%
December 31, 2010     148       $14.13115 to  $14.58096 $  2,102   0.00%    1.40%  to   1.85%   22.45% to   22.70%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011      52       $12.21604 to  $12.66075 $    649   0.64%    1.40%  to   1.85%  -14.37% to  -13.99%
December 31, 2010      68       $14.26638 to  $14.72045 $    984   0.00%    1.40%  to   1.85%   20.82% to   21.07%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011     683       $ 1.30203 to  $ 1.87829 $  1,249   0.00%    1.40%  to   1.85%   -7.08% to   -6.66%
December 31, 2010     961       $ 1.39498 to  $ 2.01236 $  1,889   0.00%    1.40%  to   1.85%   26.02% to   26.28%

                   WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011      47       $11.49507 to  $11.56958 $    545   0.00%    1.40%  to   1.85%   -6.08% to   -5.66%
December 31, 2010      66       $12.23884 to  $12.26392 $    804   0.00%    1.40%  to   1.85%   27.58% to   27.84%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011     131       $10.76329 to  $10.83306 $  1,409   0.86%    1.40%  to   1.85%   -8.74% to   -8.34%
December 31, 2010     183       $11.79431 to  $11.81846 $  2,156   0.00%    1.40%  to   1.85%   21.79% to   22.03%

                                   AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011   7,051       $11.84372 to  $12.09978 $ 84,496   0.00%    1.15%  to   3.25%   18.44% to   21.00%

                               AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE MAY 2, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011   9,116       $ 8.87815 to  $ 8.96673 $ 81,124   0.00%    0.55%  to   2.05%  -11.20% to  -10.33%

                          AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011  89,096       $ 9.06646 to  $ 9.23573 $816,029   0.00%    0.55%  to   3.25%   -9.31% to   -7.64%

                      WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND-CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011     125       $10.69886 to  $10.71531 $  1,341   0.00%    1.40%  to   1.85%    4.66% to    4.81%

                             AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011   1,096       $10.05117 to  $10.08473 $ 11,039   0.00%    0.85%  to   2.75%    0.33% to    0.65%

                          AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011     428       $10.05125 to  $10.08481 $  4,306   0.00%    0.85%  to   2.75%    0.24% to    0.55%

                                      A70

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2011 or from the effective date of the subaccount through the end of the reporting period.

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life. The mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

    ASSET-BASED
    CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
    ------------ -----------------------------------------------------------
       0.55%     Premier Retirement Advisor - No Optional Benefits
       0.85%     Premier Retirement Variable Annuity - No Optional Benefits
       0.95%     Premier Bb Series - No Optional Benefits
                 Premier Retirement Advisor - With HAV
       1.15%     Premier B Series - No Optional Benefits
                 Premier Retirement Advisor - With HD GRO II OR GRO Plus II
       1.30%     Premier Bb Series - with HD GRO
                 Premier Retirement B - No Optional Benefits
       1.35%     Discovery Choice Basic - No Optional Benefits
                 Premier Retirement Advisor - With Combo 5% and HAV

                                      A71

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------
   1.40%     No Optional Benefits
             Discovery Select Variable Annuity (0.15% Admin and 1.25% M&E)
             Discovery Preferred Variable Annuity (0.15% Admin and 1.25% M&E)
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
   1.45%     Premier Bb Series 5% Roll Up and HAV or HDV
   1.50%     No Optional Benefits
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
             Premier Bb Series with LT5 or HD5
             Premier Bb Series - with HD GRO
             Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II
   1.60%     Strategic Partners FlexElite - No Optional Benefits
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     No Optional Benefit
             Discovery Choice Enhanced
             Strategic Partners Enhanced FlexElite
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with GMDB with Step Up and Roll Up
             Premier B Series with HDV
             Premier B Series with Roll-up & HAV
   1.70%     GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Premier Bb Series with SLT5
             Premier Retirement B - With HAV
             Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5
             GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier B Series with HD GRO
             Premier Bb Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement C - No Optional Benefits

                                      A72

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ----------------------------------------------------------------------------------------------
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and
              Step Up
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   1.85%     GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Premier L Series with HD GRO
             Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
             With HDV
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Enhanced FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
             Premier X Series with HD GRO
             Premier B Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement B - With HD GRO II OR GRO Plus II
   1.95%     Premier Retirement Advisor - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO
              Plus II
   2.00%     Strategic Partners Enhanced FlexElite GMDB with-Greater of Roll Up or Step Up
             With HDV
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             With LT5 or HD5
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
             Premier L Series with HDV
             Premier L Series with Roll-up & HAV
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.05%     Premier X Series with HDV
             Premier X Series with Roll-up & HAV
             Premier Bb Series with LT5
             Premier Bb Series with LT5 and HDV
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.10%     Strategic Partners Enhanced FlexElite with HDV
             With LT5 or HD5
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier L Series with HD GRO
             Premier Retirement B - With Combo 5% and HAV
             Premier Retirement L - With HAV
   2.15%     With SLT5
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier X Series with LT5 or HD5
             Premier X Series with HD GRO
             Premier Retirement C - With HAV

                                      A73

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -------------------------------------------------------------------------------------------
   2.20%     Strategic Partners FlexElite - No Optional Benefits
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     Strategic Partners Enhanced FlexElite with LT5 or HD5
             With SLT5
             Premier L Series
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
             Premier B Series with LT5
             Premier B Series with LT5 and HDV
             Premier B Series with LT5 or HD5 and Roll-up & HAV
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
             Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             With LT5 or HD5 and GMDB with Step Up and Roll Up
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Premier L Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
             Premier Retirement L - With HD GRO II OR GRO Plus II
   2.35%     Strategic Partners Annuity One Enhanced III - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier X Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     Strategic Partners Annuity One Enhanced - Bonus Version with LT5 or HD5 and GMDB with
              Greater of Roll Up and Step Up
             Strategic Partners Plus Enhanced - Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             Strategic Partners FlexElite with LT5 or HD5 and GMDB with GMDB Annual Step Up or 5%
              Roll Up
             Strategic Partners Enhanced FlexElite with SLT5
             Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.45%     X - With HD GRO II OR GRO Plus II
   2.50%     Strategic Partners FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB Annual Step Up or 5%
              Roll Up
             With LT5 or HD5 and with HDV
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement L - With Combo 5% and HAV

                                      A74

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------------
   2.55%     Premier Retirement C - With Combo 5% and HAV
   2.60%     Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             With LT5 or HD5 and with HDV
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Premier L Series with LT5
             Premier L Series with LT5 and HDV
             Premier L Series with LT5 or HD5 and Roll-up & HAV
             Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
   2.65%     Premier X Series with LT5
             Premier X Series with LT5 and HDV
             Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Premier X Series with LT5 or HD5 and Roll-up & HAV
             Premier Retirement X - With Combo 5% and HAV
   2.70%     Premier Retirement B - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II
             Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Strategic Partners Enhanced FlexElite with SLT5 with HDV
             Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II
   2.90%     Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.95%     Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   3.10%     Premier Retirement L - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II
   3.15%     Premier Retirement C - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II
   3.25%     Premier Retirement X - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D.  OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account is less than a stated amount (varies by product and may vary by State).

                                      A75

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                      A76

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 12, 2012

                                      A77

                         PRUCO LIFE INSURANCE COMPANY
                     Consolidated Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2011 and 2010

                         PRUCO LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

 Financial Statements                                                   Page #
 --------------------                                                   ------

 Management's Annual Report on Internal Control Over Financial
   Reporting                                                              B-2

 Consolidated Financial Statements:

 Consolidated Statements of Financial Position--December 31, 2011 and
   2010                                                                   B-3

 Consolidated Statements of Operations and Comprehensive Income
 Years ended December 31, 2011, 2010 and 2009                             B-4

 Consolidated Statements of Stockholder's Equity
 Years ended December 31, 2011, 2010 and 2009                             B-5

 Consolidated Statements of Cash Flows
 Years ended December 31, 2011, 2010 and 2009                             B-6

 Notes to Consolidated Financial Statements                               B-8

 Report of Independent Registered Public Accounting Firm                 B-83

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2011, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2011.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding internal control over financial reporting. Internal controls over Financial Reporting were not subject to attestation by the Company's registered public accounting firm pursuant to final rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

In conjunction with the restatement of these financial statements discussed in Notes 1 and 2, Management has reassessed the Company's internal contracts over financial reporting and concluded that the Company's internal control over financial reporting was effective at December 31, 2011.

March 9, 2012 except for the reassessment related to the restatement of these financial statements, as to which the date is July 20, 2012

Pruco Life Insurance Company

Consolidated Statements of Financial Position
As of December 31, 2011 and December 31, 2010 (in thousands, except share amounts)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                December 31, December 31,
                                                                                                    2011         2010
                                                                                                ------------ ------------
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2011 - $5,151,406; 2010 -
 $5,701,829)                                                                                    $ 5,544,124  $ 6,042,303
Equity securities, available for sale, at fair value (cost: 2011 - $9,627; 2010 - $17,964)            8,269       19,407
Trading account assets, at fair value                                                                25,843       22,705
Policy loans                                                                                      1,050,878    1,061,607
Short-term investments                                                                              283,281      246,904
Commercial mortgage and other loans                                                               1,406,492    1,275,022
Other long-term investments                                                                         268,486      131,994
                                                                                                -----------  -----------
  Total investments                                                                               8,587,373    8,799,942
Cash and cash equivalents                                                                           287,423      364,999
Deferred policy acquisition costs                                                                 2,545,600    2,693,689
Accrued investment income                                                                            86,020       92,806
Reinsurance recoverables                                                                          5,729,116    2,727,161
Receivables from parents and affiliates                                                             195,543      249,339
Deferred sales inducements                                                                          542,742      537,943
Income taxes receivable                                                                              76,066            -
Other assets                                                                                         44,555       53,375
Separate account assets                                                                          58,156,771   43,269,091
                                                                                                -----------  -----------
Total Assets                                                                                     76,251,209   58,788,345
                                                                                                ===========  ===========

LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                                                   7,811,674    7,511,987
Future policy benefits and other policyholder liabilities                                         5,294,308    3,327,549
Cash collateral for loaned securities                                                               153,651       76,574
Securities sold under agreements to repurchase                                                       40,491        2,957
Income taxes payable                                                                                      -      307,778
Short-term debt to affiliates                                                                       129,000            -
Long-term debt to affiliates                                                                      1,172,000      895,000
Payables to parent and affiliates                                                                     3,377       41,910
Other liabilities                                                                                   694,497      475,489
Separate account liabilities                                                                     58,156,771   43,269,091
                                                                                                -----------  -----------
Total Liabilities                                                                                73,455,769   55,908,335
                                                                                                -----------  -----------

COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

EQUITY
Common stock, ($10 par value;
  1,000,000 shares, authorized;
  250,000 shares, issued and outstanding)                                                             2,500        2,500

Additional paid-in capital                                                                          836,021      792,226

Retained earnings                                                                                 1,743,291    1,902,185

Accumulated other comprehensive income                                                              213,628      183,099
                                                                                                -----------  -----------
Total Equity                                                                                      2,795,440    2,880,010
                                                                                                -----------  -----------
TOTAL LIABILITIES AND EQUITY                                                                    $76,251,209  $58,788,345
                                                                                                ===========  ===========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Operations and Comprehensive Income (Loss)
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                          2011        2010        2009
                                                                                       ----------  ----------  ---------
REVENUES

Premiums                                                                               $   72,787  $   66,392  $  71,593
Policy charges and fee income                                                           1,109,495     591,047    652,034
Net investment income                                                                     439,950     438,244    406,040
Asset administration fees                                                                 203,508      81,358     34,004
Other income                                                                               43,861      51,319     45,841
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                           (71,348)   (120,637)   (97,552)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income                                                                    62,379     108,826     65,656
  Other realized investment gains (losses), net                                           271,052     122,445   (437,288)
                                                                                       ----------  ----------  ---------
    Total realized investment gains (losses), net                                         262,083     110,634   (469,184)
                                                                                       ----------  ----------  ---------
Total Revenues                                                                          2,131,684   1,338,994    740,328
                                                                                       ----------  ----------  ---------
BENEFITS AND EXPENSES

Policyholders' benefits                                                                   312,211        (891)   160,333
Interest credited to policyholders' account balances                                      502,585     250,517    271,379
Amortization of deferred policy acquisition costs                                         973,203      66,428    230,208
General, administrative and other expenses                                                697,884     505,956    333,340
                                                                                       ----------  ----------  ---------
Total Benefits and Expenses                                                             2,485,883     822,010    995,260
                                                                                       ----------  ----------  ---------
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                        (354,199)    516,984   (254,932)
                                                                                       ----------  ----------  ---------

Income taxes
  Current                                                                                  42,474     157,318     93,658
  Deferred                                                                               (263,930)    (29,219)  (248,231)
                                                                                       ----------  ----------  ---------

Income tax expense (benefit)                                                             (221,456)    128,099   (154,573)
                                                                                       ----------  ----------  ---------
NET INCOME (LOSS)                                                                      $ (132,743) $  388,885  $(100,359)
                                                                                       ==========  ==========  =========
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustments                                                   (178)       (195)       349
    Unrealized investment gains (losses) for the period                                   122,946      97,392    357,688
    Reclassification adjustment for (gains) losses included in net income                 (75,822)     46,532     34,650
                                                                                       ----------  ----------  ---------
  Net unrealized investment gains (losses)                                                 47,124     143,924    392,338
                                                                                       ----------  ----------  ---------
Other comprehensive income (loss), before tax:                                             46,946     143,729    392,687
  Less: Income tax expense (benefit) related to items of other comprehensive
   income                                                                                  16,417      50,137    135,293
  Impact of adoption of new guidance for other-than-temporary impairments of debt
   securities, net of taxes                                                                     -           -     19,536
                                                                                       ----------  ----------  ---------
Other comprehensive income (loss), net of tax:                                             30,529      93,592    276,930
                                                                                       ----------  ----------  ---------
COMPREHENSIVE INCOME (LOSS)                                                            $ (102,214) $  482,477  $ 176,571
                                                                                       ==========  ==========  =========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------


                                                                                        Accumulated
                                                                Additional                 Other
                                                         Common  Paid-in    Retained   Comprehensive   Total
                                                         Stock   Capital    Earnings   Income (Loss)   Equity
                                                         ------ ---------- ----------  ------------- ----------
Balance, December 31, 2008                               $2,500  $815,664  $2,046,712    $(137,135)  $2,727,741

Cumulative effect of adoption of accounting principle                        (352,589)     (30,752)    (383,341)
Contributed Capital                                           -    13,194           -                    13,194
Impact of adoption of new guidance for other-than-
 temporary impairments of debt securities, net of taxes       -         -      19,536      (19,536)           -
Comprehensive income:
  Net income (loss)                                           -         -    (100,359)           -     (100,359)
  Other comprehensive income (loss), net of tax               -         -           -      276,930      276,930
                                                                                                     ----------
Total comprehensive income                                                                              176,571
                                                         ------  --------  ----------    ---------   ----------
Balance, December 31, 2009                               $2,500  $828,858  $1,613,300    $  89,507   $2,534,165

Contributed Capital                                           -        10           -            -           10
Affiliated Asset Transfers                                    -   (36,642)          -            -      (36,642)
Dividend to Parent                                            -         -    (100,000)           -     (100,000)
Comprehensive income:
  Net income                                                  -         -     388,885                   388,885
  Other comprehensive income (loss), net of tax               -         -           -       93,592       93,592
                                                         ------  --------  ----------    ---------   ----------
Total comprehensive income                                                                              482,477
                                                         ------  --------  ----------    ---------   ----------
Balance, December 31, 2010                               $2,500  $792,226  $1,902,185    $ 183,099   $2,880,010

Contributed Capital- Parent/Child Asset Transfers             -     3,543           -            -        3,543
Affiliated Asset Transfers                                    -    40,252     (26,151)           -       14,101
Comprehensive income:
  Net income (loss)                                           -         -    (132,743)           -     (132,743)
  Other comprehensive income (loss), net of tax               -         -           -       30,529       30,529
                                                                                                     ----------
Total comprehensive income                                                                             (102,214)
                                                         ------  --------  ----------    ---------   ----------
Balance, December 31, 2011                               $2,500  $836,021  $1,743,291    $ 213,628   $2,795,440
                                                         ======  ========  ==========    =========   ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Cash Flows
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                                   2011
                                                                                                 Restated       2010
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)                                                                              $  (132,743) $   388,885
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Policy charges and fee income                                                                   (127,683)    (204,264)
  Interest credited to policyholders' account balances                                             502,585      250,517
  Realized investment (gains) losses, net                                                         (262,083)    (110,634)
  Amortization and other non-cash items                                                            (68,098)     (20,870)
  Change in:
   Future policy benefits and other insurance liabilities                                          870,582      728,898
   Reinsurance recoverables                                                                       (798,474)    (819,599)
   Accrued investment income                                                                         6,785       (2,686)
   Receivables from parent and affiliates                                                           46,595      (37,402)
   Payables to parent and affiliates                                                               (48,064)       7,754
   Deferred policy acquisition costs                                                              (123,100)    (839,806)
   Income taxes payable                                                                           (412,217)     (56,052)
   Deferred sales inducements                                                                     (289,642)    (246,006)
   Other, net                                                                                      160,375      (34,532)
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES                                                 $  (675,182) $  (995,797)
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale                                                        $ 1,069,922  $ 1,843,933
   Short-term investments                                                                        1,167,039    1,069,535
   Policy loans                                                                                    122,721      115,225
   Commercial mortgage and other loans                                                              82,098       64,520
   Other long-term investments                                                                      10,612       24,443
   Equity securities, available for sale                                                            10,355       15,978
   Trading account assets, at fair value                                                             5,174        4,527
  Payments for the purchase/origination of:                                                              -            -
   Fixed maturities, available for sale                                                         (1,135,456)  (1,846,086)
   Short-term investments                                                                       (1,203,342)  (1,143,338)
   Policy loans                                                                                   (102,230)    (119,752)
   Commercial mortgage and other loans                                                            (204,951)    (305,789)
   Other long-term investments                                                                     (70,641)     (62,979)
   Equity securities, available for sale                                                            (8,528)      (6,777)
   Trading account assets, at fair value                                                                 -            -
  Notes receivable from parent and affiliates, net                                                   6,842       55,863
  Other                                                                                              2,757        4,852
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES                                                 $  (247,628) $  (285,845)
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
  Policyholders' account deposits                                                              $ 3,044,607  $ 3,092,710
  Ceded policyholders' account deposits                                                           (117,916)           -
  Policyholders' account withdrawals                                                            (2,555,035)  (2,328,806)
  Ceded policyholders' account withdrawals                                                           8,824            -
  Net change in securities sold under agreement to repurchase and cash collateral for loaned
   securities                                                                                      114,612     (128,177)
  Dividend to parent                                                                                     -     (100,000)
  Contributed capital (including parent/child asset transfer)                                        3,543           10
  Net change in financing arrangements (maturities 90 days or less)                                 69,599       72,793
  Net change in long-term borrowing                                                                277,000      895,000
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES                                                 $   845,234  $ 1,503,530
                                                                                               -----------  -----------
  Net increase (decrease) in cash and cash equivalents                                             (77,576)     221,888
  Cash and cash equivalents, beginning of year                                                     364,999      143,111
                                                                                               -----------  -----------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                         $   287,423  $   364,999
                                                                                               ===========  ===========
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes (refunded) paid                                                                 $   166,606  $   185,220
  Interest paid                                                                                $    33,104  $     3,212

                                                                                                   2009
                                                                                               -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)                                                                              $  (100,359)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Policy charges and fee income                                                                   (265,669)
  Interest credited to policyholders' account balances                                             271,379
  Realized investment (gains) losses, net                                                          469,184
  Amortization and other non-cash items                                                            (10,451)
  Change in:
   Future policy benefits and other insurance liabilities                                          475,721
   Reinsurance recoverables                                                                       (533,781)
   Accrued investment income                                                                       (10,959)
   Receivables from parent and affiliates                                                           94,287
   Payables to parent and affiliates                                                               (41,496)
   Deferred policy acquisition costs                                                              (199,050)
   Income taxes payable                                                                            (86,464)
   Deferred sales inducements                                                                      (94,526)
   Other, net                                                                                      (16,104)
                                                                                               -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES                                                 $   (48,288)
                                                                                               -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale                                                        $ 1,673,613
   Short-term investments                                                                          775,481
   Policy loans                                                                                    150,744
   Commercial mortgage and other loans                                                              46,286
   Other long-term investments                                                                       1,761
   Equity securities, available for sale                                                            19,541
   Trading account assets, at fair value                                                                 5
  Payments for the purchase/origination of:                                                              -
   Fixed maturities, available for sale                                                         (2,443,789)
   Short-term investments                                                                         (872,256)
   Policy loans                                                                                   (117,727)
   Commercial mortgage and other loans                                                            (230,550)
   Other long-term investments                                                                      (7,253)
   Equity securities, available for sale                                                           (19,636)
   Trading account assets, at fair value                                                           (13,301)
  Notes receivable from parent and affiliates, net                                                (143,419)
  Other                                                                                              7,817
                                                                                               -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES                                                 $(1,172,683)
                                                                                               -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
  Policyholders' account deposits                                                              $ 1,937,462
  Ceded policyholders' account deposits                                                                  -
  Policyholders' account withdrawals                                                            (1,223,565)
  Ceded policyholders' account withdrawals                                                               -
  Net change in securities sold under agreement to repurchase and cash collateral for loaned
   securities                                                                                       53,994
  Dividend to parent                                                                                     -
  Contributed capital (including parent/child asset transfer)                                            -
  Net change in financing arrangements (maturities 90 days or less)                                  1,146
  Net change in long-term borrowing                                                                      -
                                                                                               -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES                                                 $   769,037
                                                                                               -----------
  Net increase (decrease) in cash and cash equivalents                                            (451,934)
  Cash and cash equivalents, beginning of year                                                     595,045
                                                                                               -----------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                         $   143,111
                                                                                               ===========
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes (refunded) paid                                                                 $   (68,108)
  Interest paid                                                                                $         8

                See Notes to Consolidated Financial Statements

Significant Non Cash Transactions

Cash Flows from Investing Activities in the 2011 Consolidated Statement of Cash Flows excludes $313 million of increases in fixed maturities, available for sale related to a non-cash transfer of assets to the Company. These assets were received as consideration of premium due to the Company for the recapture of policies issued prior to January 1, 2011 previously reinsured by UPARC, an affiliate (See Note 13).

Cash Flows from Investing Activities in the 2011 Consolidated Statement of Cash Flows also excludes $1,054 million of decreases in fixed maturities available for sale related to the coinsurance transaction with PAR U, an affiliate (See
Note 13). The assets transferred included $1,009 million of consideration for the initial premium due under the coinsurance agreement with this affiliate and $45 million to Prudential Insurance, the Company's parent company, to settle tax expenses arising from this coinsurance transaction.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company, or the "Company," is a wholly owned subsidiary of The Prudential Insurance Company of America, or "Prudential Insurance," which in turn is an indirect wholly owned subsidiary of Prudential Financial, Inc., or "Prudential Financial." Pruco Life Insurance Company was organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all States except New York.

The Company has three subsidiaries, including one wholly owned life insurance subsidiary, Pruco Life Insurance Company of New Jersey, or "PLNJ," and two subsidiaries formed in 2009 for the purpose of holding certain commercial loan investments. Pruco Life Insurance Company and its subsidiaries are together referred to as the Company and all financial information is shown on a consolidated basis. Two additional subsidiaries formerly owned by the Company for the purpose of acquiring fixed income investments were liquidated in 2009.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities only in New Jersey and New York.

Beginning in March 2010, Prudential Annuities Life Assurance Corporation ("PALAC"), an affiliate of the Company, ceased offering its existing variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product in the Company. In general, the new product line offers the same optional living benefits and optional death benefits as offered by PALAC's existing variable annuities. However, subject to applicable contractual provisions and administrative rules, PALAC will continue to accept subsequent purchase payments on in force contracts under existing annuity products. These initiatives were implemented to create operational and administrative efficiencies by offering a single product line of annuity products from a more limited group of legal entities. In addition, by limiting its variable annuity offerings to a single product line sold through one insurer (and its affiliate, for New York sales), the Prudential Annuities business unit of Prudential Financial expects to convey a more focused, cohesive image in the marketplace.

Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or "U.S. GAAP." The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, (as more fully described in Note 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; future policy benefits including guarantees; valuation of investments including derivatives and the recognition of other-than-temporary impairments; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1. BUSINESS AND BASIS OF PRESENTATION (continued)


Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Restatement of Consolidated Statement of Cash Flows
The Company has restated the Consolidated Statement of Cash Flows for the year ended December 31, 2011 included in the Company's 2011 Annual Report on Form 10-K. While the restatement affects the subtotals of cash flows from operating, investing and financing activities, it has no impact on the net increase (decrease) in cash and cash equivalents for the previously reported period. The restatement also has no impact on the Company's Consolidated Statements of Financial Position, Consolidated Statements of Operations or Consolidated Statements of Stockholder's Equity as of the end of or for any previously reported period.

The restatement primarily corrects the presentation of the settlements of certain reinsurance transactions between the Company and its affiliates that occurred during the quarter ended December 31, 2011. The settlements were made by transferring fixed maturity securities, however, the Consolidated Statement of Cash Flows for the year ended December 31, 2011 reflected these settlements as if they were made with cash. The correct presentation is to exclude these non-cash transactions from the Consolidated Statement of Cash Flows and disclose them in the Consolidated Financial Statements. Primarily as a result of the incorrect presentation of these non-cash transactions, Cash Flows used in Operating Activities was overstated by $768.2 million, Cash Flows from Investing Activities was overstated by $635.1 million and Cash Flows from Financing Activities was overstated by $133.1 million. These transactions are fully described in Note 13.

For further detail on the 2011 Consolidated Statement of Cash Flows, as reported and as restated, refer to Note 2.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments and Investment Related Liabilities
The Company's investments in debt and equity securities include fixed maturities; trading account assets; equity securities; and short-term investments. The accounting policies related to these, as well as commercial mortgage and other loans, are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available for sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. Interest income, as well as the related amortization of premium and accretion of discount, is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available for sale," net

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)."

Equity securities available for sale are comprised of common stock, and non-redeemable preferred stock and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)." The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when declared.

Trading account assets, at fair value, consist primarily of asset-backed securities, commercial mortgage-backed securities and perpetual preferred stock whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities." Realized and unrealized gains and losses for these investments are reported in "Other income." Interest and dividend income from these investments is reported in "Net investment income."

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage loans are broken down by class which is based on property type (industrial properties, retail, office, multi-family/apartment, hospitality, and other). Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage loan and agricultural loan portfolios on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for loan losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage loans and agricultural loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage loans and agricultural loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned.

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short term in nature, and therefore, the carrying amounts of these instruments approximate fair value. As part of securities repurchase agreements or securities loan transactions the Company transfers U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company transfers cash as collateral and receives U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General, administrative and other expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General, administrative and other expenses").

Other long-term investments consist of the derivatives, the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

"Short-term investments" primarily consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments for debt securities, an other-than-temporary impairment must be recognized in earnings for a debt security in an unrealized loss position when an entity either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the guidance requires that the Company analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an other-than-temporary impairment is recognized.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments, when an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)." Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of "Accumulated other comprehensive income (loss)."

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including prepayment assumptions, and are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates include assumptions regarding the

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, and other debt issues with maturities of three months or less when purchased. The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs
Costs that are directly related to the production of new insurance and annuity products are deferred to the extent such costs are deemed recoverable from future profits. Such deferred policy acquisition costs ("DAC") include incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the new authoritative guidance retrospectively adopted effective January 1, 2012, which is reflected in the Consolidated Financial Statements. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the end of each reporting period to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits or premiums less benefits and maintenance expenses, as applicable. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs for interest sensitive and variable life products and fixed and variable deferred annuity products are deferred and amortized over the expected life of the contracts (approximately 25 - 99 years) in proportion to gross profits arising principally from investment results, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach to derive the blended future rate of return assumptions. However, if the projected future rate of return calculated using this approach is greater than the maximum future rate of return assumption, the maximum future rate of return is utilized in deriving the blended future rate of return assumption. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "Amortization of deferred policy acquisition costs" in the period such estimated gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Reinsurance recoverables
Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.

Separate Account Assets and Liabilities
Separate account assets are reported at fair value and represent segregated funds, which are invested for certain policyholders and other customers. The assets consist primarily of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short term investments and derivative instruments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholder's account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 7 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees."

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Deferred sales inducements
The Company provides sales inducements to contractholders, which primarily reflect an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. These costs are deferred and recognized in "Deferred sales inducements". They are amortized using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to recoverability testing at the end of each reporting period to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances."

Other Assets and Other Liabilities
Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits
The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For life insurance and annuity products, expected mortality and morbidity is generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation on our term life products. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and morbidity and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity products with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for future policy benefits also includes net liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 7, and certain unearned revenues.

Policyholders' Account Balances
The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholders' withdrawals and other charges assessed against the account balance. These policyholders' account balances also include a provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities
Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition
Premiums from individual life products, other than interest-sensitive life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net premium method.

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are accounted for as embedded derivatives. These contracts are discussed in further detail in Note 7.

Amounts received as payment for interest-sensitive contracts, are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC. Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized using assumptions consistent with those used to account for the underlying policies.

Asset Administration Fees
The Company receives asset administration fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note 13 to the Consolidated Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, financial indices, or the values of securities. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options which are contracted in the over-the-counter market with an affiliate. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models. Values can be affected by changes in interest rates, financial indices, values of securities, credit spreads, market volatility, expected returns, non-performance risks and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Derivatives are recorded either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives, which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with its affiliated counterparty for which a master netting arrangement has been executed. As discussed below and in Note 11, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges are recorded in current earnings. Cash flows from these derivatives are reported in the operating and investing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in "Accumulated other comprehensive income (loss)" until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge, or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." In this scenario, the hedged asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the existing basis adjustment is amortized to the income statement line associated with the asset or liability. The component of "Accumulated other comprehensive income (loss)" related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Gains and losses that were in "Accumulated other comprehensive income (loss)" pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that is reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company ("UPARC"). The reinsurance of this no lapse guarantee results in an embedded derivative that incurs market risk primarily in the form of interest rate risk. Interest rate sensitivity can result in changes in the value of the underlying contractual guarantees that are carried at fair value and included in "Reinsurance recoverable," and changes in "Realized investment gains (losses), net." In the third quarter of 2011, the Company amended its reinsurance agreement resulting in a recapture of a portion of this business (See Note 13) effective July 1, 2011. Pursuant to the recapture amendment, the settlement of the recapture premium occurred subsequent to the effective date of the recapture. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within UPARC. This settlement feature was accounted for as a derivative.

Concurrent with the recapture discussed above, the Company entered into a new coinsurance agreement with an affiliate, Prudential Arizona Reinsurance Universal Company, ("PAR U") effective July 1, 2011. The settlement of the initial coinsurance premium also occurred subsequent to the effective date of the coinsurance agreement and contains a settlement provision similar to the recapture premium, discussed above. The adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The settlement feature of this agreement was accounted for as a derivative (See Note 13 for additional information about this agreement).

Income Taxes
The Company is a member of the consolidated federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 9 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements
In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2009 on January 1, 2010. The Company adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2010 on January 1, 2011. The required disclosures are provided in
Note 10 and Note 11.

In April 2010, the FASB issued authoritative guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively to all prior periods upon the date of adoption, with early adoption permitted. The Company's adoption of this guidance effective January 1, 2011 did not have a material effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The Company adopted this guidance effective December 31, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. The required disclosures are included above and in Note 3. In January 2011, the FASB deferred the disclosures required by this guidance related to troubled debt restructurings. These disclosures are effective for

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

the first interim or annual reporting period beginning on or after June 15, 2011, concurrent with the effective date of guidance for determining what constitutes a troubled debt restructuring. The disclosures required by this guidance related to troubled debt restructurings were adopted in the third quarter of 2011 and are included above and in Note 3.

In April 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a material effect on the Company's consolidated financial position, results of operations, or financial statement disclosures.

Effective January 1, 2012 the Company adopted, retrospectively, updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in a single continuous statement of comprehensive income. The Consolidated Financial Statements included herein reflect the adoption of this updated guidance.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The impact of the retrospective adoption of this guidance on previously reported December 31, 2011 and December 31, 2010 balances was a reduction in "Deferred policy acquisition costs" of $672 and $684 million, an increase in "Policyholders' Account Balances" of $3 and $3 million, and a reduction in "Total equity" of $469 and $446 million, respectively. As of December 31, 2011, "Other Liabilities" increased $48 million and "Reinsurance Recoverables" increased $2 million related to the impact of this guidance on the 2011 coinsurance agreement with PAR U (see Note 8), The impact of the retrospective adoption of this guidance on previously reported income from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 was a decrease of $34, $125 and $53 million, respectively. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred policy acquisition costs," and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


The following tables present amounts as previously reported in 2011, the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above within the "Effect of Change" column. Also included within the Statement of Cash Flows table within the "Impact of Restatement" column is the impact of the restatement described in Note 1 for the year ended December 31, 2011.

Consolidated Statements of Financial Position:

                                                   December 31, 2011
                                           ----------------------------------
                                               As                     As
                                           Previously  Effect of   Currently
                                            Reported    Change     Reported
                                           ----------- ---------  -----------
                                                     (in thousands)
   Deferred policy acquisition costs       $ 3,217,508 $(671,908) $ 2,545,600
   Reinsurance recoverables                  5,727,610     1,506    5,729,116
   Income taxes receivable (1)                       -    76,066       76,066
   Other assets                                 44,557        (2)      44,555
   Total assets                             76,845,547  (594,338)  76,251,209

   Policyholders' account balances           7,808,840     2,834    7,811,674
   Income taxes payable (1)                    176,517  (176,517)           -
   Other liabilities                           646,569    47,928      694,497
   Total liabilities                        73,581,524  (125,755)  73,455,769

   Retained earnings                         2,233,698  (490,407)   1,743,291
   Accumulated other comprehensive income      191,804    21,824      213,628
   Total equity                              3,264,023  (468,583)   2,795,440
   Total liabilities and equity            $76,845,547 $(594,338) $76,251,209

    (1)Income taxes reported in December 31, 2011 was in a payable position. The effect of the change converted the balance to a receivable position and was moved into the asset section of the balance sheet.

                                                   December 31, 2010
                                           ----------------------------------
                                               As                     As
                                           Previously  Effect of   Currently
                                            Reported    Change     Reported
                                           ----------- ---------  -----------
                                                     (in thousands)
   Deferred policy acquisition costs       $ 3,377,557 $(683,868) $ 2,693,689
   Total assets                             59,472,213  (683,868)  58,788,345
   Policyholders' account balances           7,509,169     2,818    7,511,987
   Income taxes                                548,280  (240,502)     307,778
   Total liabilities                        56,146,019  (237,684)  55,908,335
   Retained earnings                         2,370,525  (468,340)   1,902,185
   Accumulated other comprehensive income      160,943    22,156      183,099
   Total equity                              3,326,194  (446,184)   2,880,010
   Total liabilities and equity            $59,472,213 $(683,868) $58,788,345

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Consolidated Statements of Operations:

                                                       Year Ended December 31, 2011
                                                   ------------------------------------
                                                   As Previously Effect of  As Currently
                                                     Reported     Change      Reported
                                                   ------------- ---------  ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                       $1,109,123   $     372   $1,109,495
Other income                                            42,598       1,263       43,861
  Total revenues                                     2,130,049       1,635    2,131,684
Benefits and expenses
Amortization of deferred policy acquisition costs    1,114,843    (141,640)     973,203
General, administrative and other expenses             520,665     177,219      697,884
Total benefits and expenses                          2,450,304      35,579    2,485,883
Income (loss) from operations before income taxes     (320,255)    (33,944)    (354,199)
Income tax expense (benefit)                          (209,579)    (11,877)    (221,456)
Net income (loss)                                   $ (110,676)  $ (22,067)  $ (132,743)

                                                       Year Ended December 31, 2010
                                                   ------------------------------------
                                                   As Previously Effect of  As Currently
                                                     Reported     Change      Reported
                                                   ------------- ---------  ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                       $  589,051   $   1,996   $  591,047
  Total revenues                                     1,336,998       1,996    1,338,994
Benefits and expenses
Amortization of deferred policy acquisition costs       93,125     (26,697)      66,428
General, administrative and other expenses             352,366     153,590      505,956
  Total benefits and expenses                          695,117     126,893      822,010
Income (loss) from operations before income taxes      641,881    (124,897)     516,984
Income tax expense (benefit)                           171,813     (43,714)     128,099
Net income (loss)                                   $  470,068   $ (81,183)  $  388,885

                                                       Year Ended December 31, 2009
                                                   -----------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                        $ 653,134   $ (1,100)  $ 652,034
  Total revenues                                       741,428     (1,100)    740,328
Benefits and expenses
Amortization of deferred policy acquisition costs      294,286    (64,078)    230,208
General, administrative and other expenses             217,181    116,159     333,340
  Total benefits and expenses                          943,179     52,081     995,260
Income (loss) from operations before income taxes     (201,751)   (53,181)   (254,932)
Income tax expense (benefit)                          (135,960)   (18,613)   (154,573)
Net income (loss)                                    $ (65,791)  $(34,568)  $(100,359)

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Consolidated Statements of Cash Flows:

                                                         Year Ended December 31, 2011
                                                ----------------------------------------------
                                                     As       Effect                   As
                                                 Previously     of      Impact of   Currently
                                                  Reported    Change   Restatement  Reported
                                                -----------  --------  ----------- -----------
                                                                (in thousands)
Cash flows from (used in) operating activities
Net income                                      $  (110,676) $(22,067) $        -  $  (132,743)
Policy charges and fee income                      (213,804)     (363)     86,484     (127,683)
Change in:
  Reinsurance recoverables                       (1,951,987)   (1,006)  1,154,519     (798,474)
  Payable to parent and affiliates                  (38,856)               (9,208)     (48,064)
  Deferred policy acquisition costs                 170,673   (12,613)   (281,160)    (123,100)
  Income taxes payable                             (441,534)  (11,877)     41,194     (412,217)
  Other, net                                        336,092    47,926    (223,643)     160,375
Cash flows from (used in) operating activities   (1,443,368)        -     768,186     (675,182)
Cash flows from (used in) investing activities
Proceeds from the sale/maturity/prepayment of:
  Fixed maturities available for sale             1,705,018         -    (635,096)   1,069,922
Cash flows from (used in) investing activities      387,468         -    (635,096)    (247,628)
Cash flows from (used in) financing activities
Ceded policyholders' account deposits                     -         -    (117,916)    (117,916)
Policyholders' account withdrawals               (2,531,037)        -     (23,998)  (2,555,035)
Ceded policyholders' account withdrawals                  -         -       8,824        8,824
Cash flows from (used in) financing activities  $   973,324  $      -  $ (133,090) $   845,234

                                                    Year Ended December 31, 2010
                                                -----------------------------------
                                                As Previously Effect of As Currently
                                                  Reported     Change     Reported
                                                ------------- --------- ------------
                                                           (in thousands)
Cash flows from (used in) operating activities
Net income (loss)                                 $ 470,068   $(81,183)  $ 388,885
Policy charges and fee income                      (202,268)    (1,996)   (204,264)
Change in:
  Deferred policy acquisition costs                (966,699)   126,893    (839,806)
  Income taxes payable                              (12,338)   (43,714)    (56,052)
Cash flows from (used in) operating activities    $(995,797)  $      -   $(995,797)

                                                    Year Ended December 31, 2009
                                                -----------------------------------
                                                As Previously Effect of As Currently
                                                  Reported     Change     Reported
                                                ------------- --------- ------------
                                                           (in thousands)
Cash flows from (used in) operating activities
Net income (loss)                                 $ (65,791)  $(34,568)  $(100,359)
Policy charges and fee income                      (266,769)     1,100    (265,669)
Change in:
  Deferred policy acquisition costs                (251,131)    52,081    (199,050)
  Income taxes payable                              (67,851)   (18,613)    (86,464)
Cash flows from (used in) operating activities    $ (48,288)  $      -   $ (48,288)

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Future Adoption of New Accounting Pronouncements
In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim reporting periods within those years, and should be applied retrospectively for all comparative periods presented. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations, and financial statement disclosures.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The Company expects this guidance to have an impact on its financial statement disclosures but limited, if any, impact on the Company's consolidated financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance effective January 1, 2012 is not expected to have a material effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

3. INVESTMENTS

Fixed Maturities and Equity Securities
The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                     December 31, 2011
                                                  ------------------------------------------------------
                                                                                              Other-than-
                                                               Gross      Gross                temporary
                                                  Amortized  Unrealized Unrealized   Fair     impairments
                                                    Cost       Gains      Losses     Value    in AOCI (4)
                                                  ---------- ---------- ---------- ---------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $  144,083  $ 14,321   $     4   $  158,400  $      -
Obligations of U.S. states and their political
 subdivisions                                         43,830     5,808         -       49,638         -
Foreign government bonds                              47,910     6,615         4       54,521         -
Public utilities                                     589,574    63,283     1,497      651,360         -
All other corporate securities                     3,145,363   252,186     6,956    3,390,593    (1,285)
Asset-backed securities (1)                          376,505    19,235    22,495      373,245   (27,122)
Commercial mortgage-backed securities                505,310    37,015         2      542,323         -
Residential mortgage-backed securities (2)           298,831    25,550       337      324,044    (1,296)
                                                  ----------  --------   -------   ----------  --------
Total fixed maturities, available-for-sale        $5,151,406  $424,013   $31,295   $5,544,124  $(29,703)
                                                  ==========  ========   =======   ==========  ========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                 December 31, 2011
                                                 --------------------------------------------------
                                                                                        Other-than-
                                                             Gross      Gross            temporary
                                                 Amortized Unrealized Unrealized Fair   impairments
                                                   Cost      Gains      Losses   Value  in AOCI (4)
                                                 --------- ---------- ---------- ------ -----------
                                                                   (in thousands)
Equity securities, available-for-sale
Common Stocks:
  Public utilities                                $   90      $  5      $   23   $   71
  Industrial, miscellaneous & other                7,100       597       1,742    5,956
Non-redeemable preferred stocks                    2,437         6         201    2,242
                                                  ------      ----      ------   ------
Total equity securities, available-for-sale (3)   $9,627      $608      $1,966   $8,269
                                                  ======      ====      ======   ======

    (1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
    (2)Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
    (3)During the third quarter of 2011, perpetual preferred stocks of $8.4 million were reclassified to "Trading Account Assets". Prior periods were not restated.
    (4)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI," which were not included in earnings. Amount excludes $11 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

                                                                     December 31, 2010
                                                  ------------------------------------------------------
                                                                                              Other-than-
                                                               Gross      Gross                temporary
                                                  Amortized  Unrealized Unrealized   Fair     impairments
                                                    Cost       Gains      Losses     Value    in AOCI (3)
                                                  ---------- ---------- ---------- ---------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $  223,442  $  4,563   $    43   $  227,962  $      -
Obligations of U.S. states and their political
 subdivisions                                         25,126        66     1,063       24,129         -
Foreign government bonds                              48,725     5,984         -       54,709         -
Public utilities                                     494,163    40,646     2,412      532,397         -
All other corporate securities                     3,596,805   252,050    11,055    3,837,800      (694)
Asset-backed securities (1)                          417,339    22,316    30,077      409,578   (37,817)
Commercial mortgage-backed securities                546,056    34,711       247      580,520         -
Residential mortgage-backed securities (2)           350,173    25,228       193      375,208    (1,437)
                                                  ----------  --------   -------   ----------  --------
Total fixed maturities, available-for-sale        $5,701,829  $385,564   $45,090   $6,042,303  $(39,948)
                                                  ==========  ========   =======   ==========  ========
Equity securities available-for-sale
Common Stocks:
  Public utilities                                $       90  $     14   $     -   $      104
  Banks, trusts & insurance companies                      -         -         -            -
  Industrial, miscellaneous & other                    7,324     2,545       309        9,560
Non-redeemable preferred stocks                        2,438         -     1,390        1,048
Perpetual preferred stocks                             8,112       793       210        8,695
                                                  ----------  --------   -------   ----------
Total equity securities, available-for-sale       $   17,964  $  3,352   $ 1,909   $   19,407
                                                  ==========  ========   =======   ==========

    (1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

    (2)Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
    (3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI" which were not included in earnings. Amount excludes $15 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2011, are as follows:

                                                  Available-for-Sale
                                                 ---------------------
                                                 Amortized    Fair
                                                   Cost       Value
                                                 ---------- ----------
                                                    (in thousands)
         Due in one year or less                 $  321,169 $  324,872

         Due after one year through five years    1,556,554  1,663,138

         Due after five years through ten years   1,371,340  1,503,916

         Due after ten years                        721,697    812,586

         Asset-backed securities                    376,505    373,245

         Commercial mortgage-backed securities      505,310    542,323

         Residential mortgage-backed securities     298,831    324,044
                                                 ---------- ----------
           Total                                 $5,151,406 $5,544,124
                                                 ========== ==========

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds, equity security proceeds, and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                                    2011      2010       2009
                                                                                  --------  --------  ----------
                                                                                          (in thousands)
Fixed maturities, available-for-sale
  Proceeds from sales                                                             $218,200  $788,657  $  572,902
  Proceeds from maturities/repayments                                              836,724   919,875   1,100,012
  Gross investment gains from sales, prepayments and maturities                     83,600    45,098      17,375
  Gross investment losses from sales and maturities                                   (411)   (2,497)    (19,291)
Equity securities, available-for-sale
  Proceeds from sales                                                             $  6,397  $  6,978  $   14,408
  Proceeds from maturities/repayments                                                3,958     9,000       5,000
  Gross investment gains from sales                                                  3,857       348       1,785
  Gross investment losses from sales                                                     -      (367)       (363)
Fixed maturity and equity security impairments
  Net writedowns for other-than-temporary impairment losses on fixed maturities
   recognized in earnings (1)                                                     $ (8,969) $(11,811) $  (31,896)
  Writedowns for other-than-temporary impairment losses on equity securities        (2,255)     (147)     (2,259)

    (1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in "Other comprehensive income (loss)" ("OCI"). The net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following tables set forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

Credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI

                                                                                                Year Ended     Year Ended
                                                                                               December 31,   December 31,
                                                                                                   2011           2010
                                                                                              -------------- --------------
                                                                                              (in thousands) (in thousands)
Balance, beginning of period                                                                     $36,820        $42,943
Credit loss impairments previously recognized on securities which matured, paid down,
 prepaid or were sold during the period                                                           (7,456)        (7,144)
Credit loss impairments previously recognized on securities impaired to fair value during
 the period (1)                                                                                   (4,055)        (7,158)
Credit loss impairment recognized in the current period on securities not previously
 impaired                                                                                            403             26
Additional credit loss impairments recognized in the current period on securities previously
 impaired                                                                                          5,630          8,950
Increases due to the passage of time on previously recorded credit losses                          1,487          2,222
Accretion of credit loss impairments previously recognized due to an increase in cash flows
 expected to be collected                                                                         (1,322)        (3,019)
                                                                                                 -------        -------
Balance, end of period                                                                           $31,507        $36,820
                                                                                                 =======        =======

    (1)Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Trading Account Assets
The following table provides information relating to trading account assets, at fair value as of the dates indicated:

                                           December 31, 2011 December 31, 2010
                                           ----------------- -----------------
                                           Amortized  Fair   Amortized  Fair
                                             Cost     Value    Cost     Value
                                           --------- ------- --------- -------
                                                     (in thousands)
 Fixed maturities:
   Asset-backed securities                  $16,597  $17,419  $16,074  $17,525
   Commercial mortgage-backed securities      4,978    5,062    4,950    5,180
                                            -------  -------  -------  -------
 Total fixed maturities                      21,575   22,481   21,024   22,705
 Equity securities (1)                        3,135    3,362        -        -
                                            -------  -------  -------  -------
 Total trading account assets               $24,710  $25,843  $21,024  $22,705
                                            =======  =======  =======  =======

    (1)During 2011, perpetual preferred stocks of $8.4 million were reclassified from "Equity Securities, available-for-sale". Prior periods were not restated.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was ($0.5) million, ($0.2) million and $3.2 million during the years ended December 31, 2011 , 2010 and 2009, respectively.

Commercial Mortgage and Other Loans
The Company's commercial mortgage and other loans are comprised as follows as of the dates indicated:

                                                                         December 31, 2011     December 31, 2010
                                                                       --------------------  --------------------
                                                                           Amount     % of       Amount     % of
                                                                       (in thousands) Total  (in thousands) Total
Commercial mortgage and other loans by property type:
Industrial buildings                                                     $  261,699    18.4%   $  226,174    17.4%
Retail                                                                      453,352    31.9       438,072    33.8
Apartments/Multi-Family                                                     218,524    15.4       203,749    15.7
Office buildings                                                            223,587    15.8       208,699    16.1
Hospitality                                                                  61,910     4.4        57,409     4.4
Other                                                                        97,383     6.9        85,133     6.6
                                                                         ----------   -----    ----------   -----
Total commercial mortgage loans by property type                          1,316,455    92.8     1,219,236    94.0
Agricultural property loans                                                 102,850     7.2        77,214     6.0
                                                                         ----------   -----    ----------   -----
Total commercial mortgage and agricultural loans by property type         1,419,305   100.0%    1,296,450   100.0%
                                                                                      =====                 =====
Valuation allowance                                                         (12,813)              (21,428)
                                                                         ----------            ----------
Total net commercial and agricultural mortgage loans by property type    $1,406,492            $1,275,022
                                                                         ==========            ==========

The commercial mortgage and agricultural loans are geographically dispersed throughout the United States with the largest concentrations in California (21%), New Jersey (13%), Texas (8%) and Virginia (8%) at December 31, 2011.

Activity in the allowance for losses for all commercial mortgage and other loans, for the years ended December 31, 2011, 2010 and 2009, is as follows:

                                                   2011 (2) 2010 (2) 2009 (2)
                                                   -------- -------- --------
                                                         (in thousands)
   Allowance for losses, beginning of year         $21,428  $25,742  $ 8,173
   Addition to / (release of) allowance of losses   (8,615)  (4,314)  17,569
                                                   -------  -------  -------
   Allowance for losses, end of year (1)           $12,813  $21,428  $25,742
                                                   =======  =======  =======

    (1)Agricultural loans represent $0.4 million, $0.4 million and $0.0 million of the ending allowance at December 31, 2011, 2010 and 2009, respectively.
    (2)Valuation allowances for 2011 and 2010 are presented in a format consistent with new disclosure requirements under the updated guidance issued by FASB in 2011. Valuation allowances for 2009 are provided consistent with the prior presentation.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and agricultural loans for the years ended December 31, 2011 and 2010:

                                                           December 31, 2011 December 31, 2010
                                                           ----------------- -----------------
                                                                       Total Loans
                                                                     (in thousands)
Allowance for Credit Losses:
Ending balance: individually evaluated for impairment (1)     $    5,743        $   10,536
Ending balance: collectively evaluated for impairment (2)          7,070            10,892
                                                              ----------        ----------
Total ending balance                                          $   12,813        $   21,428
Recorded Investment: (3)
Ending balance: individually evaluated for impairment (1)     $   17,849        $   38,061
Ending balance: collectively evaluated for impairment (2)      1,401,456         1,258,389
                                                              ----------        ----------
Total ending balance, gross of reserves                       $1,419,305        $1,296,450
                                                              ==========        ==========

    (1)There were no agricultural loans individually evaluated for impairments at December 31, 2011 and 2010.
    (2)Agricultural loans collectively evaluated for impairment had a recorded investment of $103 million and $77.2 million and related allowance of $0.4 million at December 31, 2011 and 2010, respectively.
    (3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. Impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and the related allowance for losses, as of December 31, 2011 and 2010 had a recorded investment and unpaid principal balance of $17.8 million and $38 million and related allowance of $5.7 million and $10.5 million, respectively, primarily related to the hospitality and other property types. At December 31, 2011 and 2010, the Company held no impaired agricultural loans. Net investment income recognized on these loans totaled $0.5 million for the year ended December 31, 2011 and $1 million for the year ended December 31, 2010.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. As of December 31, 2011 and 2010, the Company held no such loans. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2 Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2011 and 2010, 93% of the $1.4 billion recorded investment and 88% of the $1.3 billion recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of December 31, 2011 and 2010, 95% of the recorded investment had a debt service coverage ratio of 1.1X or greater. As of December 31, 2011, approximately $72 million or 5% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural loans. As of December 31, 2010, approximately $86 million or 7% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

As of December 31, 2011 and 2010, all commercial mortgage and other loans were in current status, with the exception of $1.6 million and $22.2 million, respectively, that were classified as past due, primarily related to

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

other property types, As of December 31, 2011 and 2010, $22.6 million and $38.1 million, respectively, of commercial mortgage and other loans, were in non-accrual status based upon the recorded investment gross of allowance for credit losses, primarily related to hospitality and other property types. See
Note 2 for further discussion regarding nonaccrual status loans. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

For the year ended December 31, 2011, there were no commercial mortgage and other loans sold or acquired.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms: changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a "troubled debt restructuring" as defined by authoritative accounting guidance. The Company's outstanding investment related to commercial mortgage and other loans that have been restructured in a troubled debt restructuring is not material.

Other Long term Investments
"Other long-term investments" are comprised as follows at December 31:

                                                       2011     2010
                                                     -------- --------
                                                      (in thousands)
          Company's investment in Separate accounts  $ 31,947 $ 29,827
          Joint ventures and limited partnerships     113,445   86,972
          Derivatives                                 123,094   15,195
                                                     -------- --------
          Total other long- term investments         $268,486 $131,994
                                                     ======== ========

Net Investment Income
Net investment income for the years ended December 31, was from the following sources:

                                                  2011      2010      2009
                                                --------  --------  --------
                                                       (in thousands)
   Fixed maturities, available for sale         $300,850  $313,036  $306,535
   Equity securities, available for sale             227     1,005     1,966
   Trading account assets                          1,582     1,156     1,086
   Commercial mortgage and other loans            81,282    71,541    60,575
   Policy loans                                   56,716    55,599    53,934
   Short-term investments and cash equivalents     1,052       918     2,407
   Other long-term investments                    16,421    11,552    (6,700)
                                                --------  --------  --------
   Gross investment income                       458,130   454,807   419,803
   Less: investment expenses                     (18,180)  (16,563)  (13,763)
                                                --------  --------  --------
   Net investment income                        $439,950  $438,244  $406,040
                                                ========  ========  ========

Carrying value for non-income producing assets included in fixed maturities totaled $9 million as of December 31, 2011. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2011.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Realized Investment Gains (Losses), Net
Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                 2011      2010       2009
                                               --------  --------  ---------
                                                       (in thousands)
   Fixed maturities                            $ 74,220  $ 30,790  $ (33,813)
   Equity securities                              1,602      (166)      (837)
   Commercial mortgage and other loans            8,615     1,379    (17,568)
   Joint ventures and limited partnerships         (265)        -       (731)
   Derivatives                                  177,855    78,577   (416,318)
   Other                                             56        54         83
                                               --------  --------  ---------
      Realized investment gains (losses), net. $262,083  $110,634  $(469,184)
                                               ========  ========  =========

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains and losses on securities classified as "available for sale" and certain other long-term investments and other assets are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income (loss)," or "AOCI." Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income
(loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                               Accumulated Other
                                                                                                 Comprehensive
                                                                                                 Income (Loss)
                                                                                    Deferred    Related To Net
                                  Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                 Gains (Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                    Investments     and Other Costs    Balances      Benefit       (Losses)
                                 ----------------- ----------------- ------------- ----------- -----------------
                                                                 (in thousands)
Balance, December 31, 2008           $      -           $     -           $-         $     -       $      -
Cumulative impact of the
 adoption of new authoritative
 guidance on January 1, 2009          (19,184)            1,446            -           6,208        (11,530)
Net investment gains (losses)
 on investments arising during
 the period                            26,718                 -            -          (9,252)        17,466
Reclassification adjustment for
 OTTI losses included in net
 income                                 9,704                 -            -          (3,360)         6,344
Reclassification adjustment for
 OTTI gains excluded from
 net income(1)                        (43,123)                -            -          14,932        (28,191)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                      -            14,629            -          (5,120)         9,509

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                               Accumulated Other
                                                                                                 Comprehensive
                                                                                                 Income (Loss)
                                                                                    Deferred    Related To Net
                                  Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                 Gains (Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                    Investments     and Other Costs    Balances      Benefit       (Losses)
                                 ----------------- ----------------- ------------- ----------- -----------------
                                                                 (in thousands)
Impact of net unrealized
 investment (gains) losses on
 Policyholders' account
 balance                                     -                -          (7,993)       2,798          (5,195)
                                     ---------         --------        --------      -------       ---------
Balance, December 31, 2009                                                           $
                                     $ (25,885)        $ 16,075        $ (7,993)       6,206       $ (11,597)
                                     ---------         --------        --------      -------       ---------
Net investment gains (losses)
 on investments arising during
 the period                             (6,744)               -               -        2,359          (4,385)
Reclassification adjustment for
 OTTI losses included in net
 income                                  7,954                -               -       (2,784)          5,170
Reclassification adjustment for
 OTTI gains excluded from
 net income(1)                             (29)               -               -           10             (19)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                       -           (2,262)              -          792          (1,470)
Impact of net unrealized
 investment (gains) losses on
 Policyholders' account
 balance                                     -                -             890         (312)            578
                                     ---------         --------        --------      -------       ---------
Balance, December 31, 2010           $ (24,704)        $ 13,813        $ (7,103)     $ 6,271       $ (11,723)
                                     ---------         --------        --------      -------       ---------
Net investment gains (losses)
 on investments arising during
 the period                             (3,779)               -               -        1,322          (2,457)
Reclassification adjustment for
 OTTI losses included in net
 income                                  9,623                -               -       (3,369)          6,254
Reclassification adjustment for
 OTTI gains excluded from
 net income(1)                             212                -               -          (75)            137
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                       -           (3,626)              -        1,268          (2,358)
Impact of net unrealized
 investment (gains) losses on
 Policyholders' account
 balance                                     -                -           4,167       (1,459)          2,708
                                     ---------         --------        --------      -------       ---------
Balance, December 31, 2011           $ (18,648)        $ 10,187        $ (2,936)     $ 3,958       $  (7,439)
                                     =========         ========        ========      =======       =========

    (1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                Accumulated Other
                                                                                                  Comprehensive
                                                                                                  Income (Loss)
                                                                                     Deferred    Related To Net
                                   Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                  Gains/(Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                   Investments(1)    and Other Costs    Balances      Benefit       (Losses)
                                  ----------------- ----------------- ------------- ----------- -----------------
                                                                  (in thousands)
Balance, December 31, 2008            $(331,900)        $ 191,666       $(115,086)   $  87,285      $(168,035)
Cumulative impact of the
 adoption of new authoritative
 guidance on January 1, 2009            (12,856)              538               -        4,312         (8,006)
Net investment gains (losses) on
 investments arising during the
 period                                 513,845                 -               -     (177,932)       335,913
Reclassification adjustment for
 (gains) losses included in net
 income                                  24,946                 -               -       (8,638)        16,308
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                               43,123                 -               -      (14,932)        28,191
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                        -          (335,032)              -      117,261       (217,771)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                     -                 -         175,577      (61,452)       114,125
                                      ---------         ---------       ---------    ---------      ---------
Balance, December 31, 2009            $ 237,158         $(142,828)      $  60,491    $ (54,096)     $ 100,725
Net investment gains (losses) on
 investments arising during the
 period                                 124,639                 -               -      (43,618)        81,021
Reclassification adjustment for
 (gains) losses included in net
 income                                  38,578                 -               -      (13,501)        25,077
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                                   29                 -               -          (10)            19
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                        -           (51,330)              -       18,128        (33,202)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                     -                 -          32,199      (11,270)        20,929
                                      ---------         ---------       ---------    ---------      ---------
Balance, December 31, 2010            $ 400,404         $(194,158)      $  92,690    $(104,367)     $ 194,569
Net investment gains (losses) on
 investments arising during the
 period                                 128,890                 -               -      (45,090)        83,800
Reclassification adjustment for
 (gains) losses included in net
 income                                 (85,445)                -               -       29,905        (55,540)

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                               Accumulated Other
                                                                                                 Comprehensive
                                                                                                 Income (Loss)
                                                                                    Deferred    Related To Net
                                  Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                 Gains/(Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                  Investments(1)    and Other Costs    Balances      Benefit       (Losses)
                                 ----------------- ----------------- ------------- ----------- -----------------
                                                                 (in thousands)
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                               (212)                 -              -            73          (139)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                      -             14,638              -        (5,124)        9,514
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                   -                  -        (17,345)        6,070       (11,275)
                                     --------          ---------       --------     ---------      --------
Balance, December 31, 2011           $443,637          $(179,520)      $ 75,345     $(118,533)     $220,929
                                     ========          =========       ========     =========      ========

    (1)Includes cash flow hedges. See Note 5 for information on cash flow hedges.
    (2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

The table below presents net unrealized gains (losses) on investments by asset at December 31:

                                                                     December 31, December 31, December 31,
                                                                         2011         2010         2009
                                                                     ------------ ------------ ------------
                                                                                 (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized    $(18,648)    $(24,704)    $(25,885)
Fixed maturity securities, available for sale - all other               411,366      365,178      210,581
Equity securities, available for sale                                    (1,359)       1,443          310
Derivatives designated as cash flow hedges (1)                            2,523          808       (2,974)
Other investments                                                        31,107       32,975       29,241
                                                                       --------     --------     --------
Net unrealized gains (losses) on investments                           $424,989     $375,700     $211,273
                                                                       ========     ========     ========

    (1)See Note 5 for more information on cash flow hedges.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTSX (continued)


Duration of Gross Unrealized Loss Positions for Fixed Maturities
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, at December 31:

                                                                  December 31, 2011
                                          -------------------------------------------------------------------
                                          Less than twelve months Twelve months or more         Total
                                          ----------------------- --------------------- ---------------------
                                                        Gross                  Gross                 Gross
                                                      Unrealized             Unrealized            Unrealized
                                          Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                          ----------  ----------  ---------- ---------- ---------- ----------
                                                                   (in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations
 of U.S. government authorities and
 agencies                                  $  4,696     $    4     $     -    $     -    $  4,696   $     4
Obligations of U.S. states and their
 political subdivisions                           -          -           -          -           -         -
Foreign government bonds                         96          4           -          -          96         4
Corporate securities                        196,766      6,060      13,355      2,393     210,121     8,453
Asset-backed securities                      57,956        389      69,641     22,106     127,597    22,495
Commercial mortgage-backed
 securities                                     563          -       1,051          2       1,614         2
Residential mortgage-backed securities        4,706        213       4,022        124       8,728       337
                                           --------     ------     -------    -------    --------   -------
Total                                      $264,783     $6,670     $88,069    $24,625    $352,852   $31,295
                                           ========     ======     =======    =======    ========   =======

                                                                        December 31, 2010
                                                -------------------------------------------------------------------
                                                Less than twelve months Twelve months or more         Total
                                                ----------------------- --------------------- ---------------------
                                                              Gross                  Gross                 Gross
                                                            Unrealized             Unrealized            Unrealized
                                                Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                                ----------  ----------  ---------- ---------- ---------- ----------
                                                                         (in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations of
 U.S. government authorities and agencies        $  9,075         43            -         -    $  9,075   $    43
Obligations of U.S. states and their political
 subdivisions                                      20,662      1,063            -         -      20,662     1,063
Foreign government bonds                              152          -            -         -         152         -
Corporate securities                              330,322      9,606       51,283     3,860     381,605    13,466
Asset-backed securities                            23,625        189       95,622    29,888     119,247    30,077
Commercial mortgage-backed securities              14,375        247            -         -      14,375       247
Residential mortgage-backed securities              3,406         57        5,934       137       9,340       194
                                                 --------    -------     --------   -------    --------   -------
Total                                            $401,617    $11,205     $152,839   $33,885    $554,456   $45,090
                                                 ========    =======     ========   =======    ========   =======

The gross unrealized losses at December 31, 2011 and 2010 are composed of $10 million and $23 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $21 million and $22 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2011, $22 million of the gross unrealized losses represented declines in value of greater than 20%, $3 million of which had been in that position for less than six months, as compared to $27 million at

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

December 31, 2010 that represented declines in value of greater than 20%, none of which had been in that position for less than six months. At December 31, 2011 and December 31, 2010, the $25 million and $34 million respectively, of gross unrealized losses of twelve months or more were concentrated in asset backed securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2011 and December 31, 2010. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2011, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

Duration of Gross Unrealized Loss Positions for Equity Securities
The following table shows the fair value and gross unrealized losses aggregated by length of time that individual equity securities have been in a continuous unrealized loss position, at December 31:

                                                               December 31, 2011
                                       --------------------------------------------------------------------
                                        Less than twelve months Twelve months or more         Total
                                       ------------------------ --------------------- ---------------------
                                                      Gross                  Gross                 Gross
                                                    Unrealized             Unrealized            Unrealized
                                       Fair Value     Losses    Fair Value   Losses   Fair Value   Losses
                                       ----------   ----------  ---------- ---------- ---------- ----------
                                                                (in thousands)
Equity securities, available for sale    $3,016       $1,966      $    -      $  -      $3,016     $1,966
                                         ======       ======      ======      ====      ======     ======

                                                               December 31, 2010
                                       --------------------------------------------------------------------
                                       Less than twelve months  Twelve months or more         Total
                                       ------------------------ --------------------- ---------------------
                                                      Gross                  Gross                 Gross
                                                    Unrealized             Unrealized            Unrealized
                                       Fair Value     Losses    Fair Value   Losses   Fair Value   Losses
                                       ----------   ----------  ---------- ---------- ---------- ----------
                                                                (in thousands)
Equity securities, available for sale    $6,606       $1,750      $1,536      $159      $8,142     $1,909
                                         ======       ======      ======      ====      ======     ======

At December 31, 2011, $2 million of the gross unrealized losses represented declines of greater than 20%, $1.4 million of which have been in that position for less than six months. At December 31, 2010, $2 million of the gross unrealized losses represented declines of greater than 20%, all of which had been in that position for less than six months. Included in the December 31, 2010 table above are perpetual preferred securities. Perpetual preferred securities have characteristics of both debt and equity securities. Since an impairment model similar to fixed maturity securities is applied to these securities, an other-than-temporary impairment has not been recognized on certain perpetual preferred securities that have been in a continuous unrealized loss position for twelve months or more as of December 31, 2011 and December 31, 2010. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2011 and December 31, 2010.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Securities Pledged and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase and futures contracts. At December 31, the carrying value of investments pledged to third parties as reported in the Consolidated Statements of Financial Position included the following:

                                                               2011    2010
                                                             -------- -------
                                                              (in thousands)
  Fixed maturity securities, available for sale - all other  $189,143 $76,981
  Trading account assets                                          232       -
                                                             -------- -------
  Total securities pledged                                   $189,375 $76,981
                                                             ======== =======

As of December 31, 2011, the carrying amount of the associated liabilities supported by the pledged collateral was $194 million. Of this amount, $154 million was "Cash collateral for loaned securities" and $40 million was "Securities sold under agreements to repurchase." As of December 31, 2010, the carrying amount of the associated liabilities supported by the pledged collateral was $80 million. Of this amount, $3 million was "Securities sold under agreements to repurchase" and $77 million was "Cash collateral for loaned securities."

Fixed maturities of $4 million at December 31, 2011 and December 31, 2010 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                                             2011        2010        2009
                                                                          ----------  ----------  ----------
                                                                                    (in thousands)
Balance, beginning of year                                                $2,693,689  $1,913,804  $2,015,110
Capitalization of commissions, sales and issue expenses                    1,096,301     906,235     429,258
Amortization- Impact of assumption and experience unlocking and true-ups     (25,242)     75,579     (71,294)
Amortization- All other                                                     (947,961)   (142,007)   (160,330)
Change in unrealized investment gains/(losses)                                 9,973     (59,922)   (298,940)
Ceded DAC upon Coinsurance Treaty with PAR U (See Note 13)                  (281,160)          -           -
                                                                          ----------  ----------  ----------
Balance, end of year                                                      $2,545,600  $2,693,689  $1,913,804
                                                                          ==========  ==========  ==========

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with Prudential Arizona Reinsurance Captive Company, or "PARCC," Prudential Arizona Reinsurance Term Company, or "PAR TERM," Prudential Arizona Reinsurance III Company, or "PAR III" and Prudential Arizona Reinsurance Universal Company or "PAR U," as discussed in Note 13.

Ceded capitalization amounted to $208 million, $220 million and $220 million in 2011, 2010 and 2009, respectively. Ceded amortization amounted to $70 million, $67 million and $53 million in 2011, 2010 and 2009, respectively. The ceded portion of the impact on deferred acquisition costs related to changes in unrealized gains/(losses) arising from the 2011 coinsurance agreement with PAR U increased the deferred acquisition cost asset $147 million. Deferred acquisition costs also include a $281 million reduction resulting from the coinsurance agreement with PAR U effective July 1, 2011 (see Note 13).

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5. POLICYHOLDERS' LIABILITIES


Future Policy Benefits

Future policy benefits at December 31, are as follows:

                                                      2011        2010
                                                   ---------- -----------
                                                       (in thousands)
     Life insurance - domestic                     $3,184,177 $$2,690,544
     Life insurance - Taiwan                          977,889     939,159
     Individual and group annuities                    68,612      57,313
     Policy claims and other contract liabilities   1,063,630    (359,467)
                                                   ---------- -----------
     Total future policy benefits                  $5,294,308 $ 3,327,549
                                                   ========== ===========

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual and Group annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the aggregate of
(1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 8.25% for setting domestic insurance reserves and 6.18% to 7.43% for setting Taiwan reserves.

Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. The interest rates used in the determination of present values range from 1.34% to 14.75%, with approximately 11.45% of the reserves based on an interest rate in excess of 8.00%. The interest rate used in the determination of group annuities reserves is 14.75%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. Other contract liabilities also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts which are discussed in Note 7. The interest rates used in the determination of the present values range from 1.39% to 5.88%.

Policyholders' Account Balances
Policyholders' account balances at December 31, are as follows:

                                                    2011       2010
                                                 ---------- ----------
                                                    (in thousands)
          Interest-sensitive life contracts      $4,645,659 $4,322,863
          Individual annuities                    1,826,854  1,869,965
          Guaranteed interest accounts              776,731    841,268
          Other                                     562,430    477,891
                                                 ---------- ----------
          Total policyholders' account balances  $7,811,674 $7,511,987
                                                 ========== ==========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5. POLICYHOLDERS' LIABILITIES (continued)


Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates range from 3.00% to 5.00% for interest-sensitive contracts. Interest crediting rates for individual annuities may range from 1.00 % to 9.00 % with less than 0.01 % of policyholders' account balances with interest crediting rates in excess of 8.00%. Interest crediting rates for guaranteed interest accounts range from 1.00 % to 6.00 %. Interest crediting rates range from 1.00 % to 8.00 % for other.

6. REINSURANCE

The Company participates in reinsurance with its affiliates Prudential Insurance, Prudential of Taiwan, PARCC, UPARC, PAR U, Pruco Re, PAR III, and PAR TERM, in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 13.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 13.

Reinsurance amounts included in the Company's Consolidated Statements of Operations and Comprehensive Income for the years December 31, as follows:

                                                                      2011        2010         2009
                                                                  -----------  ----------  -----------
                                                                             (in thousands)
Premiums                                                          $ 1,127,239  $1,061,881  $   959,698
Reinsurance ceded                                                  (1,054,452)   (995,489)    (888,105)
                                                                  -----------  ----------  -----------
  Premiums                                                        $    72,787  $   66,392  $    71,593
                                                                  ===========  ==========  ===========
Direct policy charges and fees                                    $ 1,445,303  $1,032,261  $   935,885
Reinsurance ceded                                                    (335,808)   (441,214)    (283,851)
                                                                  -----------  ----------  -----------
  Policy charges and fees                                         $ 1,109,495  $  591,047  $   652,034
                                                                  ===========  ==========  ===========
Policyholders' benefits ceded                                     $   742,529  $  678,782  $   515,539
Realized capital gains/(losses) net, associated with derivatives  $ 1,185,096  $ (497,195) $(1,183,687)

Reinsurance premiums ceded for interest-sensitive life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

6. REINSURANCE (continued)


Realized investment gains and losses include the impact of reinsurance agreements that are accounted for as embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains/(losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options on variable annuities to Pruco Re. The Company also entered into an agreement with UPARC (See Note 13) to reinsure a portion of the no-lapse guarantee provision on certain universal life products. These reinsurance agreements are derivatives and have been accounted for in the same manner as an embedded derivative. See
Note 11 for additional information related to the accounting for embedded derivatives.

Reinsurance recoverables included in the Company's Consolidated Statements of Financial Position at December 31, 2011 and 2010 were as follows:

                                                December 31, December 31,
                                                    2011         2010
                                                ------------ ------------
                                                     (in thousands)
      Domestic life insurance-affiliated         $3,876,626   $2,153,734
      Domestic individual annuities-affiliated      869,159     (372,823)
      Domestic life insurance-unaffiliated             (658)         239
      Taiwan life insurance-affiliated.........     983,989      946,011
                                                 ----------   ----------
                                                 $5,729,116   $2,727,161
                                                 ==========   ==========

Substantially all reinsurance contracts are with affiliates as of December 31, 2011 and December 31, 2010. These contracts are described further in Note 13.

The gross and net amounts of life insurance face amount in force as of December 31, 2011 and 2010 were as follows:

                                                2011           2010           2009
                                           -------------  -------------  -------------
                                                          (in thousands)
Gross life insurance face amount in force  $ 569,684,855  $ 546,708,450  $ 517,012,733
Reinsurance ceded                           (517,857,797)  (492,314,245)  (465,245,943)
                                           -------------  -------------  -------------
Net life insurance face amount in force    $  51,827,058  $  54,394,205  $  51,766,790
                                           =============  =============  =============

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2011, 2010 and 2009 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2011 and 2010, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                       December 31, 2011            December 31, 2010
                                                  ---------------------------- ----------------------------
                                                    In the           At          In the           At
                                                   Event of    Annuitization/   Event of    Annuitization/
                                                    Death     Accumulation (1)   Death     Accumulation (1)
                                                  ----------- ---------------- ----------- ----------------
                                                                       (in thousands)
Variable Annuity Contracts
Return of Net Deposits
Account value                                     $37,091,904   $       N/A    $23,853,223   $       N/A
Net amount at risk                                    947,037           N/A    $   112,961           N/A
Average attained age of contractholders                    60           N/A       60 years           N/A
Minimum return or contract value
Account value                                     $14,074,097   $43,987,117    $12,334,087   $29,079,105
Net amount at risk                                $ 2,571,505   $ 3,048,978    $ 1,725,293   $   847,993
Average attained age of contractholders                    66            60       66 years      60 years
Average period remaining until earliest expected
 annuitization                                            N/A    0.55 years            N/A    1.24 years

    (1)Includes income and withdrawal benefits as described herein

                                 Unadjusted Value Adjusted Value Unadjusted Value Adjusted Value
Market value adjusted annuities  ---------------- -------------- ---------------- --------------
        Account value                $673,038        $676,087        $738,349        $744,269

                                                                        December 31, December 31,
                                                                            2011         2010
                                                                        ------------ ------------
                                                                          In the Event of Death
                                                                        -------------------------
                                                                             (in thousands)
  Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value                                                  $ 2,418,679  $ 2,391,911
General account value                                                   $ 2,089,347  $ 1,789,570
Net amount at risk                                                      $54,917,077  $51,499,882
Average attained age of contractholders                                    52 years     51 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2011 December 31, 2010
                                ----------------- -----------------
                                          (in thousands)
            Equity funds           $23,180,461       $20,486,317
            Bond funds              23,125,115        11,185,349
            Money market funds       2,493,553         2,035,929
                                   -----------       -----------
            Total                  $48,799,129       $33,707,595
                                   ===========       ===========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


In addition to the above mentioned amounts invested in separate account investment options, $2.367 billion and $2.480 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature, were invested in general account investment options in 2011 and 2010, respectively.

Liabilities for Guaranteed Benefits
The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are considered to be bifurcated embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." See
Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB and GMIWB are included in "Future policy benefits."

                                                                                  GMWB-GMIWB-
                                                GMDB                   GMIB          GMAB        Total
                                    ---------------------------  ---------------- ----------- ----------
                                                Variable Life,
                                              Variable Universal
                                    Variable   Life & Universal
                                    Annuity          Life        Variable Annuity
                                                               (in thousands)
Balance as of December 31, 2008     $162,569       $ 86,739          $ 41,017     $  794,640  $1,084,965
  Incurred guarantee benefits (1)    (13,709)        63,694           (14,478)      (812,179)   (776,672)
  Paid guarantee benefits            (68,937)        (7,262)               --             --     (76,199)
                                    --------       --------          --------     ----------  ----------
Balance as of December 31, 2009     $ 79,923       $143,171          $ 26,539     $  (17,539) $  232,094
  Incurred guarantee benefits (1)      5,522         18,496               361       (435,284)   (410,905)
  Paid guarantee benefits            (36,616)          (560)             (182)            --     (37,358)
                                    --------       --------          --------     ----------  ----------
Balance as of December 31, 2010     $ 48,829       $161,107          $ 26,718     $ (452,823) $ (216,169)
  Incurred guarantee benefits (1)     87,111         66,082             7,120      1,365,810   1,526,123
  Paid guarantee benefits            (38,305)        (2,280)             (828)            --     (41,413)
                                    --------       --------          --------     ----------  ----------
Balance as of December 31, 2011     $ 97,635       $224,909          $ 33,010     $  912,987  $1,268,541
                                    ========       ========          ========     ==========  ==========

    (1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be embedded derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue (or, in the case of acquired contracts, at the acquisition date), the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provides a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which is available under only one of the Company's GMIWBs) guarantees that a contract holder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contract holder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature, and affiliated reinsurance agreements. The asset transfer feature included in the design of certain optional living benefits transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including the impact of investment performance of the contractholder total account value. In general, negative investment performance may result in transfers to a fixed-rate account in the general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB riders and certain GMAB riders that feature the GRO policyholder benefits; and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB riders. Living benefit riders that include the asset transfer feature also include GMDB riders, and as such the GMDB risk in these riders also benefits from the asset transfer feature.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


Sales Inducements
The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offers various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                                    2011      2010      2009
                                                                 ---------  --------  --------
                                                                         (in thousands)
Balance, beginning of year                                       $ 537,943  $296,341  $269,310
Capitalization                                                     289,642   246,006    94,526
Amortization- Impact of assumption and experience unlocking and
 true-ups                                                          (24,919)   15,638    11,070
Amortization- All other                                           (260,964)  (26,373)  (58,634)
Change in unrealized investment gains and (losses)                   1,040     6,330   (19,930)
                                                                 ---------  --------  --------
Balance, end of year                                             $ 542,742  $537,943  $296,341
                                                                 =========  ========  ========

8. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) for the Company amounted to ($589) million, $277 million, and $167 million for the years ended December 31, 2011, 2010, and 2009, respectively. Statutory surplus of the Company amounted to $1,496 million and $1,218 million at December 31, 2011 and 2010, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company is restricted from paying dividends in 2012 without prior approval. In 2009 and 2011, there were no dividends nor any returns of capital paid by the Company to the parent company. The Company paid a dividend of $100 million in 2010, of which $90 million was considered an ordinary dividend and $10 million was considered an extraordinary dividend.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES


The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                 2011      2010       2009
                                                              ---------  --------  ---------
                                                                      (in thousands)
Current tax expense (benefit):
  U.S.                                                        $  42,474  $157,318  $  93,658
                                                              ---------  --------  ---------
Total                                                            42,474   157,318     93,658
                                                              ---------  --------  ---------
Deferred tax expense (benefit):
  U.S.                                                         (263,930)  (29,219)  (248,231)
                                                              ---------  --------  ---------
Total                                                          (263,930)  (29,219)  (248,231)
                                                              ---------  --------  ---------
Total income tax expense (benefit) on income from operations   (221,456)  128,099   (154,573)
Other comprehensive income                                       16,417    50,137    135,293
Cumulative effect of changes in accounting policy                    --        --     10,637
                                                              ---------  --------  ---------
Total income tax expense (benefit) on continuing operations   $(205,039) $178,236  $  (8,643)
                                                              =========  ========  =========

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of ($354.2) million, $517.0 million and ($254.9) million, and no income from foreign operations for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                2011      2010       2009
                                                             ---------  --------  ---------
                                                                     (in thousands)
Expected federal income tax expense                          $(123,964) $180,944  $ (89,225)
Non-taxable investment income                                  (81,031)  (46,161)   (35,900)
Tax credits                                                    (15,977)   (5,553)    (2,270)
Expiration of statute of limitations and related interest            -         -    (33,812)
Other                                                             (484)   (1,131)     6,634
                                                             ---------  --------  ---------
Total income tax expense (benefit) on continuing operations  $(221,456) $128,099  $(154,573)
                                                             =========  ========  =========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                      2011      2010
                                                    -------- ---------
                                                      (in thousands)
         Deferred tax assets
           Insurance reserves                       $995,018 $ 696,132
           Investments                                    --    45,654
           Other                                          --     1,821
                                                    -------- ---------
           Deferred tax assets                      $995,018 $ 743,607
                                                    -------- ---------
         Deferred tax liabilities
             Deferred acquisition costs             $594,677 $ 679,685
             Investments                              55,073         0
             Deferred Annuity Bonus                  189,960   188,280
             Net Unrealized gains on securities      147,787   131,136
             Other                                       723        --
                                                    -------- ---------
             Deferred tax liabilities                988,220   999,101
                                                    -------- ---------
         Net deferred tax asset (liability)         $  6,798 $(255,494)
                                                    ======== =========

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2011, 2010 and 2009.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


The Company's unrecognized tax benefits as of December 31, 2009, 2010 and 2011 are as follows:

                                                                                         Unrecognized    Total
                                                                           Unrecognized  tax benefits unrecognized
                                                                           tax benefits    2002 and   tax benefits
                                                                           prior to 2002   forward     all years
                                                                           ------------- ------------ ------------
                                                                                       (in thousands)
Amounts as of December 31, 2008                                              $ 45,118      $ 6,079      $ 51,197
Increases in unrecognized tax benefits taken in prior period                        -            -             -
(Decreases) in unrecognized tax benefits taken in prior period                      -         (826)         (826)
Settlements with parent                                                       (17,197)           -       (17,197)
Settlements with taxing authorities                                                 -            -             -
(Decreases) in unrecognized tax benefits as a result of lapse of the
 applicable statute of limitations                                            (26,431)           -       (26,431)
                                                                             --------      -------      --------
Amounts as of December 31, 2009                                              $  1,490      $ 5,253      $  6,743
Increases in unrecognized tax benefits taken in prior period                        -            -             -
(Decreases) in unrecognized tax benefits taken in prior period                      -       (5,123)       (5,123)
                                                                             --------      -------      --------
Amounts as of December 31, 2010                                              $  1,490      $   130      $  1,620
Increases in unrecognized tax benefits taken in prior period
(Decreases) in unrecognized tax benefits taken in prior period                 (1,490)         (17)       (1,507)
                                                                             --------      -------      --------
Amounts as of December 31, 2011                                              $      0      $   113      $    113
                                                                             ========      =======      ========
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2009                                      $  1,490      $     -      $  1,490
                                                                             ========      =======      ========
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2010                                      $  1,490      $     -      $  1,490
                                                                             ========      =======      ========
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2011                                      $      -      $     -      $      -
                                                                             ========      =======      ========

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). The amounts recognized in the consolidated financial statements for tax-related interest and penalties for the years ended December 31, are as follows:

                                                                                                       2011   2010     2009
                                                                                                       ---- -------  -------
                                                                                                           (in thousands)
Interest and penalties recognized in the consolidated statements of operations                          $-  $(1,100) $(4,900)
Interest and penalties recognized in liabilities in the consolidated statements of financial position   $-  $     -  $ 1,100

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Federal statute of limitations for the 2002 tax year expired on April 30, 2009. The Federal statute of limitations for the 2003 tax year expired on July 31, 2009. The Federal statute of limitations for the 2004 through 2007 tax years will expire in June 2012, unless extended. Tax years 2008 through 2010 are still open for IRS examination. The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


During the fourth quarter of 2011, the Company's parent, Prudential Financial, reached an agreement with the IRS on the resolution of the proposed foreign tax credits disallowance. The settlement of the foreign tax credit transactions for 2004 through 2006 marked the conclusion of the IRS audits for those years. As a result, all unrecognized tax positions plus interest relating to tax years prior to 2007 were recognized in 2011.

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2010, current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. On
February 13, 2012, the Obama Administration released the "General Explanations of the Administration's Revenue Proposals." One proposal would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income. These activities had no impact on the Company's 2009, 2010 or 2011 results.

In December 2006, the IRS completed all fieldwork with respect to its examination of the consolidated federal income tax returns for tax years 2002 and 2003. The final report was initially submitted to the Joint Committee on Taxation for their review in April 2007. The final report was resubmitted in March 2008 and again in April 2008. The Joint Committee returned the report to the IRS for additional review of an industry issue regarding the methodology for calculating the DRD related to variable life insurance and annuity contracts. The IRS completed its review of the issue and proposed an adjustment with respect to the calculation of the DRD. In order to expedite receipt of an income tax refund related to the 2002 and 2003 tax years, the Company agreed to such adjustment. The report, with the adjustment to the DRD, was submitted to the Joint Committee on Taxation in October 2008. The Company was advised on January 2, 2009 that the Joint Committee completed its consideration of the report and took no exception to the conclusions reached by the IRS. Accordingly, the final report was processed and a $157 million refund was received in February 2009. The Company believed that its return position with respect to the calculation of the DRD was technically correct. Therefore, the Company filed protective refund claims on October 1, 2009 to recover the taxes associated with the agreed upon adjustment. The IRS recently issued an Industry Director Directive ("IDD") stating that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. The Company's parent, Prudential Financial, has received a refund of approximately $3 million pursuant to the protective refund claims. These activities had no impact on the Company's 2009, 2010 or 2011 results.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


For tax years 2007 through 2011, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions,
(ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and (v) most information publicly available. The Company's Level 1 assets and liabilities primarily include certain cash equivalents and certain short term investments, and equity securities. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), and commercial mortgage loans, certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives. Valuations are generally obtained from third party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs. Prices from services are validated through comparison to trade data and internal estimates of current fair value, generally developed using market observable inputs and economic indicators.

Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the asset or liability. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain commercial mortgage loans, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

when pricing service information is not available, are reviewed for reasonableness based on the Company's understanding of the market, and are generally considered Level 3. Under certain conditions, based on its observations of transactions in active markets, the Company may conclude the prices received from independent third party pricing services or brokers are not reasonable or reflective of market activity. In those instances, the Company may choose to over-ride the third-party pricing information or quotes received and apply internally- developed values to the related assets or liabilities. To the extent the internally-developed valuations use significant unobservable inputs, they are classified as Level 3. As of December 31, 2011 and December 31, 2010, these over-rides on a net basis were not material.

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                   As of December 31, 2011
                                                  ---------------------------------------------------------
                                                   Level 1     Level 2    Level 3   Netting (2)    Total
                                                  ---------- ----------- ---------- ----------- -----------
                                                                       (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $        - $   153,703 $    4,696  $      -   $   158,399
Obligations of U.S. states and their political
 subdivisions                                              -      49,638          -         -        49,638
Foreign government bonds                                   -      54,521          -         -        54,521
Corporate securities                                       -   4,018,234     23,720         -     4,041,954
Asset-backed securities                                    -     310,816     62,429         -       373,245
Commercial mortgage-backed securities                      -     542,323          -         -       542,323
Residential mortgage-backed securities                     -     324,044          -         -       324,044
                                                  ---------- ----------- ----------  --------   -----------
  Sub-total                                                -   5,453,279     90,845         -     5,544,124
Trading account assets:
Asset-backed securities                                    -      17,419          -         -        17,419
Commercial mortgage-backed securities                      -       5,062          -         -         5,062
Equity securities                                          -           -      3,362         -         3,362
                                                  ---------- ----------- ----------  --------   -----------
  Sub-total                                                -      22,481      3,362         -        25,843
Equity securities, available for sale                  5,617           -      2,652         -         8,269
Short-term investments                               101,608     181,673          -         -       283,281
Cash equivalents                                      42,158     191,920          -         -       234,078
Other long-term investments                                -     180,603        686   (57,612)      123,677
Other assets                                               -      70,519    991,129         -     1,061,648
                                                  ---------- ----------- ----------  --------   -----------
  Sub-total excluding separate account assets        149,383   6,100,475  1,088,674   (57,612)    7,280,920
Separate account assets (1)                        1,803,852  56,130,595    222,324         -    58,156,771
                                                  ---------- ----------- ----------  --------   -----------
  Total assets                                    $1,953,235 $62,231,070 $1,310,998  $(57,612)  $65,437,691
                                                  ========== =========== ==========  ========   ===========
Future policy benefits                            $        - $         - $  912,988  $      -   $   912,988
Other Liabilities                                          -      57,612          -   (57,612)            -
                                                  ---------- ----------- ----------  --------   -----------
  Total liabilities                               $        - $    57,612 $  912,988  $(57,612)  $   912,988
                                                  ========== =========== ==========  ========   ===========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                             As of December 31, 2010
                                                             -------------------------------------------------------
                                                              Level 1     Level 2    Level 3    Netting     Total
                                                             ---------- ----------- ---------  --------  -----------
                                                                                  (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                         $        - $   227,962 $       -  $      -  $   227,962
Obligations of U.S. states and their political subdivisions           -      24,129         -         -       24,129
Foreign government bonds                                              -      54,709         -         -       54,709
Corporate securities                                                  -   4,321,147    49,050         -    4,370,197
Asset-backed securities                                               -     349,808    59,770         -      409,578
Commercial mortgage-backed securities                                 -     580,520         -         -      580,520
Residential mortgage-backed securities                                -     375,208         -         -      375,208
                                                             ---------- ----------- ---------  --------  -----------
  Sub-total                                                           -   5,933,483   108,820         -    6,042,303
Trading account assets:
Asset-backed securities                                               -      17,525         -         -       17,525
Commercial mortgage-backed securities                                 -       5,180         -         -        5,180
                                                             ---------- ----------- ---------  --------  -----------
  Sub-total                                                           -      22,705         -         -       22,705
Equity securities, available for sale                             8,920       8,695     1,792         -       19,407
Short-term investments                                           50,989     195,915         -         -      246,904
Cash equivalents                                                 42,040     237,871         -         -      279,911
Other long term investments                                           -      26,752         -   (11,557)      15,195
Other assets                                                          -      48,071  (222,491)        -     (174,420)
                                                             ---------- ----------- ---------  --------  -----------
  Sub-total excluding separate account assets                   101,949   6,473,492  (111,879)  (11,557)   6,452,005
Separate account assets (1)                                   1,654,810  41,415,830   198,451         -   43,269,091
                                                             ---------- ----------- ---------  --------  -----------
  Total assets                                               $1,756,759 $47,877,765 $  86,572  $(11,557) $49,721,096
                                                             ========== =========== =========  ========  ===========
Future policy benefits                                       $        - $         - $(452,822) $      -  $  (452,822)
Other Liabilities                                                     -      11,557         -   (11,557)           -
                                                             ---------- ----------- ---------  --------  -----------
  Total liabilities                                          $        - $    11,557 $(452,822) $(11,557) $  (452,822)
                                                             ========== =========== =========  ========  ===========

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
    (2)"Netting" amounts represent the impact of offsetting asset and liability positions held with the same counterparty.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below. Information regarding separate account assets is excluded as the risk associated with these assets is primarily borne by the Company's customers and policyholders.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices from pricing services are sourced from multiple vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company generally receives prices from multiple pricing services for each security, but

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. To validate reasonableness, prices are reviewed by internal asset managers through comparison with directly observed recent market trades and internal estimates of current fair value, developed using market observable inputs and economic indicators. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

If the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity, non-binding broker quotes are used, if available. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information from the pricing service or broker with an internally-developed valuation. As of December 31, 2011 and December 31, 2010, over-rides on a net basis were not material. Internally-developed valuations or non-binding broker quotes are also used to determine fair value in circumstances where vendor pricing is not available. These estimates may use significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. Pricing service over-rides, internally-developed valuations and non-binding broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are primarily comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. In certain cases these models primarily use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are not significant to the price of a security, a Level 2 classification is made. Otherwise, a Level 3 classification is used.

Private fixed maturities also include debt investments in funds that, in addition to a stated coupon, pay a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

Trading Account Assets - Trading account assets consist primarily of asset-backed securities, public corporate bonds, perpetual preferred stock and commercial mortgage-backed securities whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and below under "Equity Securities." Fair values of perpetual preferred stock based on observable market inputs are classified within Level
2. However, when prices from independent pricing services are based on non-binding broker quotes as the directly observable market inputs become unavailable, the fair value of perpetual preferred stock are classified as Level 3.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as common stock mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment. In determining the fair value of certain privately traded equity securities the discounted cash flow model may also use unobservable inputs, which reflect the Company's assumptions about the inputs market participants would use in pricing the asset. Most privately traded equity securities are classified within Level 3. The fair values of common stock mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of preferred equity securities are based on prices obtained from independent pricing services. These prices are then validated for reasonableness against recently traded market prices. Accordingly, these securities are generally classified within Level 2 in the fair value hierarchy. Fair values of perpetual preferred stock based on observable market inputs are classified within Level 2. However, when prices from independent pricing services are based on non-binding broker quotes as the directly observable market inputs become unavailable, the fair value of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts are determined based on quoted prices in active exchanges or through the use of valuation models. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk, liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the over-the-counter ("OTC") derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The fair values of most OTC derivatives, including interest rate and cross currency swaps, currency forward contracts, and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility and other factors.

To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities. The additional credit spread over LIBOR rates is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a percentage of the credit spread. However, the non-performance risk adjustment is applied only to the uncollateralized portion of the OTC derivative assets and liabilities, after consideration of the impacts of two-way collateral posting. Most OTC derivative contract inputs have bid and ask prices that are actively quoted or can be readily obtained from external market data providers. The Company's policy is to use mid-market pricing in determining its best estimate of fair value.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Derivatives classified as Level 3 may include first-to-default credit basket swaps and other structured products. These derivatives are valued based upon models with some significant unobservable market inputs or inputs from less actively traded markets. The fair values of first to default credit basket swaps are derived from relevant observable inputs (e.g., individual credit default spreads, interest rates and recovery rates), and unobservable model-specific input values such as correlation between different credits within the same basket. Structured options and derivatives are valued using simulation models such as the Monte Carlo and other techniques. Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of December 31, 2011, and December 31, 2010, there were derivatives with the fair value of $102 thousand and $0 classified within Level 3, and all other derivatives were classified within Level 2. See
Note 11 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in the Cash Equivalents and Short-term Investments category are typically not traded in active markets; however, their fair values are based on market observable inputs and, accordingly, these investments have been classified within Level 2 in the fair value hierarchy.

Other Assets - Other assets carried at fair value include reinsurance recoverables related to the reinsurance of our living benefit guarantees on certain of our variable annuities and an affiliated security issued by certain investment subsidiaries of Prudential Insurance. These guarantees are described further below in "Future Policy Benefits." Also included in other assets are certain universal life products that contain a no-lapse guarantee provision. The reinsurance agreements covering these guarantees are derivatives and are accounted for in the same manner as an embedded derivative.

Future Policy Benefits - The liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or asset balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The Company is also required to incorporate the market-perceived risk of its own non-performance ("NPR") in the valuation of the embedded derivatives associated with its optional living benefit features and no-lapse feature on certain universal life products. Since insurance liabilities are senior to debt, the Company believes that reflecting the financial strength ratings of the Company in the valuation of the liability or contra-liability appropriately takes into consideration its NPR. To reflect NPR, the Company incorporates an additional credit spread over LIBOR rates into the discount rate used in the valuations of the embedded derivatives associated with its optional living benefit features. The additional credit spread over LIBOR rates is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

percentage of the credit spread. The additional credit spread over LIBOR rates incorporated into the discount rate as of December 31, 2011 generally ranged from 125 to 250 basis points for the portion of the interest rate curve most relevant to these liabilities. This additional spread is applied at an individual contract level and only to those individual living benefit contracts in a liability position and not to those in a contra-liability position.

Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience and give consideration to any observable market data, including market transactions such as acquisitions and reinsurance transactions. Since many of the assumptions utilized in the valuation of the embedded derivatives associated with the Company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

As of December 31, 2011, the fair value of the embedded derivatives associated with the optional living benefit features before the adjustment for NPR, was a net liability of $4,015 million. This net liability was comprised of $4,203 million of individual living benefit contracts in a liability position, net of $188 million of individual living benefit contracts in a contra-liability position. At December 31, 2011, the adjustment for the NPR resulted in a $3,102 million cumulative decrease to the embedded derivative liability, reflecting the additional credit spread over LIBOR the Company incorporated into the discount rate used in the valuations of those embedded derivatives in a liability position. Significant declines in risk-free interest rates and the impact of account value performance in 2011 drove an increase in the embedded derivative liability associated with the optional living benefit features of the Company's variable annuity products as of December 31, 2011. These factors, as well as widening of the spreads used in valuing NPR, also drove offsetting increases in the NPR adjustment. As described in Note 6 the Company uses affiliated reinsurance as part of its risk management strategy for certain of the optional living benefit features. As a result, the increase in these embedded derivative liabilities are largely offset by corresponding increases in the reinsurance recoverable associated with the affiliated reinsurance.

Transfers between Levels 1 and 2 - During the twelve months ended December 31, 2011, there were no material transfers between Level 1 and Level 2.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2011, as well as the portion of gains or losses included in income for the year ended December 31, 2011 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2011.

                                                                    Year Ended December 31, 2011
                                                --------------------------------------------------------------------
                                                                                               Fixed
                                                                                             Maturities
                                                    Fixed                          Fixed     Available
                                                 Maturities        Fixed        Maturities   For Sale -
                                                Available For    Maturities    Available For Commercial    Equity
                                                 Sale - U.S.   Available For   Sale -Asset-  Mortgage-   Securities,
                                                  Treasury    Sale - Corporate    Backed       Backed   Available for
                                                 Securities      Securities     Securities   Securities     Sale
                                                ------------- ---------------- ------------- ---------- -------------
                                                                           (in thousands)
Fair value, beginning of period                    $   --         $ 49,050        $59,770     $    --      $ 1,792
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses),
      net                                              --           (3,311)           803          --       (3,315)
     Asset management fees and other
      income                                           --               --             --          --           --
    Included in other comprehensive
     income (loss)                                     (4)          (1,126)          (694)         --        2,840
  Net investment income                                --              219            768          --           --
  Purchases                                         4,700            7,534         23,001       5,019        1,696
  Sales                                                --             (678)        (8,160)         --           --
  Issuances                                            --              883             --          --           --
  Settlements                                          --          (20,679)        (9,094)         --          (99)
  Foreign currency translation                         --               --             --          --           --
  Transfers into Level 3 (2)                           --           10,444             --          --        8,695
  Transfers out of Level 3 (2)                         --          (18,616)        (3,965)     (5,019)          --
  Other (4)                                            --               --             --          --       (8,957)
                                                   ------         --------        -------     -------      -------
Fair value, end of period                          $4,696         $ 23,720        $62,429     $    --      $ 2,652
                                                   ======         ========        =======     =======      =======
Unrealized gains (losses) for the period
 relating to those
  Level 3 assets that were still held at the
   end of the period (3):
    Included in earnings:
     Realized investment gains (losses),
      net                                          $   --         $ (4,319)       $   (10)    $    --      $(2,918)
     Asset management fees and other
      income                                       $   --         $     --        $    --     $    --      $    --
     Interest credited to policyholder
      account balances                             $   --         $     --        $    --     $    --      $    --
    Included in other comprehensive
     income (loss)                                 $   (4)        $   (718)       $  (514)    $    --      $ 2,597

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                     Year Ended December 31, 2011
                                                    -------------------------------------------------------------
                                                    Other Trading
                                                    Account Assets Other Long-             Separate
                                                       - Equity       Term       Other     Account   Future Policy
                                                      Securities   Investments   Assets   Assets (1)   Benefits
                                                    -------------- ----------- ---------  ---------- -------------
                                                                            (in thousands)
Fair value, beginning of period                        $     -        $  -     $(222,491)  $198,451   $   452,822
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                 -         102       934,112        388    (1,091,846)
     Asset management fees and other
      income                                              (595)        (46)            -          -             -
     Interest credited to policyholder account
      balances                                               -           -             -      1,815             -
       Included in other comprehensive
         income (loss).............................          -           -        (3,980)         -             -
  Net investment income                                      -           -             -          -             -
  Purchases                                                  -         630       308,142     86,744      (273,964)
  Sales                                                      -           -             -    (65,074)            -
  Issuances                                                  -           -             -          -             -
  Settlements                                           (5,000)          -            (3)         -             -
  Foreign currency translation                               -           -             -          -             -
  Transfers into Level 3 (2)                                 -           -             -          -             -
  Transfers out of Level 3 (2)                               -           -       (24,651)         -             -
  Other (4)                                              8,957           -             -          -             -
                                                       -------        ----     ---------   --------   -----------
Fair value, end of period                              $ 3,362        $686     $ 991,129   $222,324   $  (912,988)
                                                       =======        ====     =========   ========   ===========
Unrealized gains (losses) for the period relating
 to those
  Level 3 assets that were still held at the end
   of the period (3):
    Included in earnings:
     Realized investment gains (losses), net           $     -        $ 75     $ 973,717   $      -   $(1,085,926)
     Asset management fees and other
      income                                           $  (876)       $(46)    $       -   $      -   $         -
     Interest credited to policyholder account
      balances                                         $     -        $  -     $       -   $  1,815   $         -
  Included in other comprehensive income
   (loss)                                              $     -        $  -     $  (3,980)  $      -   $         -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
    (4)Other primarily represents reclasses of certain assets between reporting categories.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Transfers - The transfers out of Level 3 for $24.6 million for the year ended December 31, 2011 were primarily the result of the use of third party pricing for an affiliated security issued by an investment subsidiary of Prudential Insurance. Prior to the second quarter of 2011 these assets were valued internally using a pricing model. As a part of an ongoing monitoring assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy the Company may reassign level classification from time to time. As a result of such a review, in the first quarter of 2011, it was determined that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on non-binding broker quotes which could not always be verified against directly observable market information. Consequently, perpetual preferred stocks were transferred into Level 3 within the fair value hierarchy. This represents the majority of the transfers into Level 3 for Equity Securities Available-for-Sale. Other transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) was utilized. Transfers out of Level 3 were primarily due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate.

Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2010, as well as the portion of gains or losses included in income for the year ended December 31, 2010 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2010.

                                                                   Year Ended December 31, 2010
                                              ----------------------------------------------------------------------
                                                                                              Fixed
                                                                                           Maturities
                                                  Fixed                         Fixed     Available For
                                               Maturities,       Fixed       Maturities      Sale -
                                              Available For   Maturities    Available For  Commercial      Equity
                                              Sale -Foreign  Available For  Sale - Asset-   Mortgage-    Securities,
                                               Government   Sale -Corporate    Backed        Backed     Available for
                                                  Bonds       Securities     Securities    Securities       Sale
                                              ------------- --------------- ------------- ------------- -------------
                                                                          (in thousands)
Fair value, beginning of period                  $ 1,082       $ 32,462       $135,466       $     -       $ 3,833
  Total gains (losses) (realized/
   unrealized):
    Included in earnings:
     Realized investment gains (losses),
      net                                              -           (438)        (1,438)            -           (90)
     Asset management fees and other
      income                                           -              -              -             -             -
    Included in other comprehensive
     income (loss)                                   (11)         1,958           (582)           82        (2,291)
  Net investment income                               (1)           328            735            (7)            -
  Purchases, sales, issuances, and
   settlements                                         -        (14,534)         4,839         5,160           340
  Foreign currency translation                         -              -              -             -             -
  Transfers into Level 3 (2)                           -         30,910          4,525             -             -
  Transfers out of Level 3 (2)                    (1,070)        (1,636)       (83,775)       (5,235)            -
                                                 -------       --------       --------       -------       -------
Fair value, end of period                        $     -       $ 49,050       $ 59,770       $     -       $ 1,792
                                                 =======       ========       ========       =======       =======

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

                                                                   Year Ended December 31, 2010
                                           ----------------------------------------------------------------------------
                                                                                               Fixed
                                               Fixed                           Fixed        Maturities
                                            Maturities,        Fixed        Maturities     Available For
                                           Available For     Maturities    Available For      Sale -          Equity
                                           Sale - Foreign  Available For   Sale - Asset-    Commercial      Securities,
                                             Government   Sale - Corporate    Backed         Mortgage-     Available for
                                               Bonds         Securities     Securities   Backed Securities     Sale
                                           -------------- ---------------- ------------- ----------------- -------------
                                                                          (in thousands)
Unrealized gains (losses) for the
 period relating to those
  Level 3 assets that were still held at
   the end of the period (3):
    Included in earnings:
    Realized investment gains
     (losses), net                            $     -         $(1,027)       $    (868)      $      -        $      90
    Asset management fees and
     other income                             $     -         $     -        $       -       $      -        $       -
    Interest credited to policyholder
     account balances                         $     -         $     -        $       -       $      -        $       -
    Included in other comprehensive
     income (loss)                            $   (11)        $ 2,786        $    (634)      $    126        $  (2,291)

                                                                   Year Ended December 31, 2010
                                           ----------------------------------------------------------------------------
                                              Trading
                                              Account
                                           Asset - Backed      Other           Other     Separate Account  Future Policy
                                             Securities     Liabilities       Assets        Assets (1)       Benefits
                                           -------------- ---------------- ------------- ----------------- -------------
                                                                          (in thousands)
Fair value, beginning of period               $ 1,182         $  (960)       $ 159,618       $152,675        $  17,539
  Total gains (losses) (realized/
   unrealized):
    Included in earnings:
     Realized investment gains
      (losses), net                                 -             960         (474,147)          (799)         540,017
     Asset management fees and
      other income                                  -               -                -              -                -
     Interest credited to
      policyholder account
      balances                                      -               -                -          9,119                -
    Included in other comprehensive
     income (loss)                                 18               -            2,465              -                -
  Net investment income                             -               -                -              -                -
  Purchases, sales, issuances, and
   settlements                                 (1,200)              -           89,573         37,456         (104,733)
  Foreign currency translation                      -               -                -              -                -
  Transfers into Level 3 (2)                        -               -                -              -                -
  Transfers out of Level 3 (2)                      -               -                -              -                -
                                              -------         -------        ---------       --------        ---------
Fair value, end of period                     $     -         $     -        $(222,491)      $198,451        $ 452,822
                                              =======         =======        =========       ========        =========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                            Year Ended December 31, 2010
                                                          ----------------------------------------------------------------
                                                           Trading
                                                           Account
                                                           Asset -
                                                            Backed      Other      Other    Separate Account Future Policy
                                                          Securities Liabilities   Assets      Assets (1)      Benefits
                                                          ---------- ----------- ---------  ---------------- -------------
                                                                                   (in thousands)
Unrealized gains (losses) for the period relating to
 those
  Level 3 assets that were still held at the end of the
   period (3):
    Included in earnings:
     Realized investment gains (losses), net                  $-         $-      $(473,023)      $    -        $499,913
     Asset management fees and other income                   $-         $-      $       -       $    -        $      -
     Interest credited to policyholder account
      balances                                                $-         $-      $       -       $9,119        $      -
    Included in other comprehensive income (loss)             $-         $-      $   2,465       $    -        $      -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

Transfers - Transfers out of Level 3 for Other Assets totaled $79.5 million for the year ended December 31, 2010 resulting from the Company's conclusion that the market for asset-backed securities collateralized by sub-prime mortgages has been becoming increasingly active, as evidenced by orderly transactions. The pricing received from independent pricing services could be validated by the Company. The market for asset-backed securities was deemed inactive in 2009. Other transfers out of Level 3 were typically due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate. Transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) was utilized.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2009, as well as the portion of gains or losses included in income for the year ended December 31, 2009 attributable to unrealized gains or losses related to those assets and liabilities held at December 31, 2009.

                                                                            Year Ended December 31, 2009
                                                          ---------------------------------------------------------------
                                                                                                    Fixed
                                                                                       Fixed     Maturities,
                                                              Fixed        Fixed    Maturities,   Available
                                                           Maturities,  Maturities,  Available   For Sale -
                                                          Available For  Available      For      Residential    Equity
                                                          Sale -Foreign For Sale -  Sale -Asset-  Mortgage-   Securities,
                                                           Government    Corporate     Backed      Backed    Available for
                                                              Bonds     Securities   Securities  Securities      Sale
                                                          ------------- ----------- ------------ ----------- -------------
                                                                                   (in thousands)
Fair value, beginning of period                              $  867       $13,357     $ 43,642     $ 6,309      $  968
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                      -        (2,344)     (10,559)          -          (2)
     Asset management fees and other income                       -             -            -           -           -
    Included in other comprehensive income (loss)               217         3,991       42,357          43       2,864
  Net investment income                                          (2)          916        1,004           -           -
  Purchases, sales, issuances, and settlements                    -        (4,636)     (20,381)     (1,252)          -
  Foreign currency translation                                    -             -            -           -           -
  Transfers into Level 3 (2)                                      -        28,257       89,358           -          49
  Transfers out of Level 3 (2)                                             (7,079)      (9,955)     (5,100)        (46)
                                                             ------       -------     --------     -------      ------
Fair value, end of period                                    $1,082       $32,462     $135,466     $     -      $3,833
                                                             ======       =======     ========     =======      ======
Unrealized gains (losses) for the period relating to
 those
  Level 3 assets that were still held at the end of the
   period (3):
    Included in earnings:
     Realized investment gains (losses), net                 $    -       $(2,904)    $(10,020)    $     -      $   (2)
     Asset management fees and other income                  $    -       $     -     $      -     $     -      $    -
     Interest credited to policyholder account
      balances                                               $    -       $     -     $      -     $     -      $    -
    Included in other comprehensive income (loss)            $  217       $ 3,986     $ 42,587     $     -      $2,864

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

                                                                 Year Ended December 31, 2009
                                           -----------------------------------------------------------------------
                                            Trading
                                            Account
                                            Asset -
                                             Backed      Other     Separate Account                   Future Policy
                                           Securities    Assets       Assets (1)    Other Liabilities   Benefits
                                           ---------- -----------  ---------------- ----------------- -------------
                                                                        (in thousands)
Fair value, beginning of period              $1,089   $ 1,157,884      $154,316         $(17,167)       $(794,640)
  Total gains (losses) (realized/
   unrealized):
    Included in earnings:
     Realized investment gains
      (losses), net                               -    (1,157,338)       (3,608)          16,207          848,282
     Asset management fees and
      other income                               93             -             -                -                -
     Interest credited to
      policyholder account
      balances                                    -             -       (10,140)               -                -
    Included in other comprehensive
     income (loss)                                -        22,282             -                -                -
  Net investment income                           -             -             -                -                -
  Purchases, sales, issuances, and
   settlements                                    -       136,790        17,545                -                -
  Foreign currency translation                    -             -             -                -          (36,103)
  Transfers into Level 3 (2)                      -             -             -                -                -
  Transfers out of Level 3 (2)                    -             -        (5,438)               -                -
                                             ------   -----------      --------         --------        ---------
Fair value, end of period                    $1,182   $   159,618      $152,675         $   (960)       $  17,539
                                             ======   ===========      ========         ========        =========
Unrealized gains (losses) for the
 period relating to those
  Level 3 assets that were still held at
   the end of the period (3):
    Included in earnings:
     Realized investment gains
      (losses), net                          $    -   $  (788,470)     $      -         $ 16,215        $ 830,739
     Asset management fees and
      other income                           $   93   $         -      $      -         $      -        $       -
     Interest credited to
      policyholder account
      balances                               $    -   $         -      $(10,141)        $      -        $       -
    Included in other comprehensive
     income (loss)                           $    -   $         -      $      -         $      -        $       -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

Transfers - Transfers into Level 3 for Fixed Maturities Available for Sale totaled $117.6 million for the year ended December 31, 2009. Transfers into Level 3 for these investments were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when information from third party pricing services or models with observable inputs were utilized. Transfers out of Level 3 for Fixed Maturities Available for Sale were primarily due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate.

Fair Value of Financial Instruments - The Company is required by U.S. GAAP to disclose the fair value of certain financial instruments including those that are not carried at fair value. For the following financial instruments the carrying amount equals or approximates fair value: fixed maturities classified as available-for-sale, trading account assets, equity securities, securities purchased under agreements to resell, short-term investments, cash and cash equivalents, accrued investment income, separate account assets, securities sold under agreements to repurchase, and cash collateral for loaned securities, as well as certain items recorded within other assets and other liabilities such as broker-dealer related receivables and payables. See Note 11 for a discussion of derivative instruments.

The following table discloses the Company's financial instruments where the carrying amounts and fair values differ:

                                                    December 31, 2011          December 31, 2010
                                                -------------------------- --------------------------
                                                Carrying Amount Fair value Carrying Amount Fair value
                                                --------------- ---------- --------------- ----------
                                                                   (in thousands)
Assets:
  Commercial mortgage and other loans             $1,406,492    $1,543,968   $1,275,022    $1,352,761
  Policy loans                                     1,050,878     1,401,354    1,061,607     1,258,411
Liabilities:
  Policyholder account balances - investment
   contracts                                         677,316       673,673      588,200       584,112
  Short-term and long-term debt to affiliates      1,301,000     1,328,254      895,000       898,115

The fair values presented above for those financial instruments where the carrying amounts and fair values differ have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial mortgage and other loans
The fair value of commercial mortgage and other loans is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate adjusted for appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spread and a significant component of the pricing input, are based on internally developed methodology. The internally derived credit spreads take into account public corporate bond spreads of similar quality and maturity, public

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

commercial mortgage-backed securities spreads, third-party mortgage loan survey spreads and other relevant market information such as pricing indications from market participants on new originations, and where applicable adjustments for property types and locations.

Policy Loans
The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment Contracts - Policyholders' Account Balances
Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's claims paying ratings, and hence reflect the Company's own nonperformance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Short-term and long-term debt to affiliates
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts
Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts
Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives
The Company sells variable annuity contracts that include certain optional living benefit features that are treated for accounting purposes as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. Mark-to-market changes in the fair value of the underlying contractual guarantees are determined using valuation models as described in Note 7, and are recorded in "Realized investment gains (losses), net."

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $913 million as of December 31, 2011 and a contra-liability of $453 million as of December 31, 2010. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance recoverables" was an asset of $869 million as of December 31, 2011 and a contra-asset of $373 million as of December 31, 2010.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Some of the Company's universal life products contain a no-lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance agreement contains an embedded derivative related to the interest rate risk of the reinsurance contract. Interest sensitivity can result in mark-to-market changes in the value of the underlying contractual guarantees, as well as actual activity related to premium and benefits. In third quarter 2011, the Company amended this reinsurance agreement resulting in a recapture of a portion of the no-lapse guarantee provision effective July 1, 2011.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                    December 31, 2011             December 31, 2010
                             ------------------------------  ---------------------------
                              Notional       Fair Value      Notional     Fair Value
                             ---------- -------------------  -------- ------------------
Primary Underlying             Amount    Assets  Liabilities  Amount  Assets  Liabilities
------------------           ---------- -------- ----------- -------- ------- -----------
                                                    (in thousands)
Qualifying Hedges
Currency/Interest Rate       $   60,507 $  3,500  $   (865)  $ 46,749 $ 2,193  $ (1,152)
                             ---------- --------  --------   -------- -------  --------
  Total Qualifying Hedges    $   60,507 $  3,500  $   (865)  $ 46,749 $ 2,193  $ (1,152)
                             ========== ========  ========   ======== =======  ========
  Non-Qualifying Hedges
Interest Rate                $  766,900 $ 98,500  $ (2,110)  $481,500 $19,170  $ (4,738)
Currency                          7,273       37      (108)     2,109      --       (43)
Credit                           73,000      203      (667)    16,900   1,206    (1,653)
Currency/Interest Rate           52,236    2,522    (1,502)    51,943   1,434    (2,846)
Equity                        8,093,696   75,945   (52,360)    93,955   2,749    (1,125)
                             ---------- --------  --------   -------- -------  --------
Total Non-Qualifying Hedges   8,993,105  177,207   (56,747)   646,407  24,559   (10,405)
                             ========== ========  ========   ======== =======  ========
Total Derivatives (1)        $9,053,612 $180,707  $(57,612)  $693,156 $26,752  $(11,557)
                             ========== ========  ========   ======== =======  ========

    (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $948 million as of December 31, 2011 and a conta-liability of $423 million as of December 31, 2010 included in "Future policy benefits" and "Fixed maturities available for sale."

Cash Flow Hedges
The Company uses currency swaps in its cash flow hedge accounting relationships. This instrument is only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, and equity or embedded derivatives in any of its cash flow hedge accounting relationships.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


The following table provides the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                    Year Ended December 31,
                                                 ----------------------------
                                                   2011      2010      2009
                                                 --------  -------  ---------
                                                        (in thousands)
  Qualifying Hedges
  Cash flow hedges
  Currency/Interest Rate
    Net investment income                        $    233  $   529  $     170
    Realized investment gains (losses)               (337)
    Other income                                       49       89        (22)
    Accumulated Other Comprehensive Income (1)      1,715    2,646     (2,302)
                                                 --------  -------  ---------
    Total cash flow hedges                       $  1,660  $ 3,264  $  (2,154)
                                                 --------  -------  ---------
  Non-qualifying hedges
  Realized investment gains (losses)
    Interest Rate                                $ 90,706  $25,842  $ (29,765)
    Currency                                          175      169        (91)
    Currency/Interest Rate                          1,102    1,177     (6,537)
    Credit                                            733   (1,631)     9,885
    Equity                                         (3,264)     742    (76,567)
    Embedded Derivatives                           88,740   52,278   (313,243)
                                                 --------  -------  ---------
    Total non-qualifying hedges                   178,192   78,577   (416,318)
                                                 --------  -------  ---------
    Total Derivative Impact                      $179,852  $81,841  $(418,472)
                                                 ========  =======  =========

    (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the period ending December 31, 2011, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                              (in thousands)
    Balance, December 31, 2010                                    $  808
    Net deferred gains on cash flow hedges from January 1 to
     December 31, 2011                                             1,607
    Amount reclassified into current period earnings                 108
                                                                  ------
    Balance, December 31, 2011                                    $2,523
                                                                  ======

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


As of December 31, 2011 the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 15 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Equity.

Credit Derivatives Written
The Company holds certain externally managed investments in the European market which contain embedded derivatives whose fair value are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available for sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated Other Comprehensive Income" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these interests was $85 million at December 31, 2011 and $91 million at December 31, 2010. The fair value of the embedded derivatives included in Fixed maturities, available for sale was a liability of $35 million at December 31, 2011 and $30 million at December 31, 2010.

The Company writes credit derivatives under which the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, is $58 million and $0 million notional of credit default swap ("CDS") selling protection with an associated fair value of less than $1 million, at December 31, 2011 and December 31, 2010, respectively, These credit derivatives generally have maturities of five to ten years and consist of corporate securities within the finance industry. At December 31, 2011, the underlying credits have an NAIC designation rating of 1.

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2011 and December 31, 2010, the Company had $15 million and $17 million of outstanding notional amounts, respectively, reported at fair value as a liability of $1 million and a liability of less than a million, respectively.

Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions. Generally, the credit exposure of the Company's over-the-counter (OTC) derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date after taking into consideration the existence of netting agreements.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC related to its over-the-counter derivative transactions. Prudential Global Funding, LLC manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Under fair value measurements, the Company incorporates the market's perceptions of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments
The Company has made commitments to fund $22 million of commercial loans as of December 31, 2011. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $82 million as of December 31, 2011.

Contingent Liabilities
On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS (continued)

seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

In December 2010, a purported state-wide class action complaint, Phillips v. Prudential Financial, Inc., was filed in the Circuit Court of the First Judicial Circuit, Williamson County, Illinois. The complaint makes claims of breach of contract, breaches of fiduciary duty, and violation of Illinois law on behalf of a class of Illinois residents whose death benefits were settled by retained assets accounts and seeks damages and disgorgement of profits. In January 2011, the case was removed to the United States District Court for the Southern District of Illinois. In March 2011, the complaint was amended to drop Prudential Financial as a defendant and add the Company as a defendant. The matter is now captioned Phillips v. Prudential Insurance and Pruco Life Insurance Company. In April 2011, a motion to dismiss the amended complaint was filed. In November 2011, the complaint was dismissed and the dismissal appealed in December 2011.

In July 2010, the Company, along with other life insurance industry participants, received a formal request for information from the State of New York Attorney General's Office in connection with its investigation into industry practices relating to the use of retained asset accounts. In August 2010, the Company received a similar request for information from the State of Connecticut Attorney General's Office. The Company is cooperating with these investigations. The Company has also been contacted by state insurance regulators and other governmental entities, including the U.S. Department of Veterans Affairs and Congressional committees regarding retained asset accounts. These matters may result in additional investigations, information requests, claims, hearings, litigation, adverse publicity and potential changes to business practices.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS (continued)

adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Insurance ("NYDOI") has requested that 172 life insurers (including the Company) provide data to the NYDOI regarding use of the SSMDF. The New York Office of Unclaimed Funds recently notified the Company that it intends to conduct an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations
Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)

costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $1 million for the twelve months ended December 31, 2011, 2010 and 2009. The expense charged to the Company for the deferred compensation program was $7 million, $4 million and $3 million for the twelve months ended December 31, 2011, 2010 and 2009, respectively.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $18 million, $13 million and $8 million in 2011, 2010 and 2009 respectively.

Prudential Insurance sponsors voluntary savings plans for its employees
(401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $8.1 million, $6.2 million and $4.2 million in 2011, 2010 and 2009 respectively.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Corporate Owned Life Insurance
The Company has sold four Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2.134 billion at December 31, 2011 and $2.061 billion at December 31, 2010, respectively. Fees related to these COLI policies were $33 million, $41 million and $37 million for the years ending December 31, 2011, 2010 and 2009 respectively. The Company retains the majority of the mortality risk associated with these COLI policies.

Reinsurance with Affiliates

UPARC
Through June 30, 2011 the Company, excluding its subsidiaries, reinsured its universal protector policies having no-lapse guarantees with an affiliated company, UPARC. UPARC reinsured an amount equal to 90% of the net amount at risk related to the first $1 million in face amount plus 100% of the net amount at risk related to the face amount in excess of $1 million as well as 100% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective July 1, 2011, the agreement between the Company and UPARC to reinsure its universal protector policies having no-lapse guarantees was amended for policies with effective dates prior to January 1, 2011. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)

provision of these policies. Policies with effective dates January 1, 2011 or later are reinsured with UPARC under the terms described in the previous paragraph. The settlement of the recapture premium occurred on October 31, 2011. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from an asset portfolio within UPARC. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions.

The portion of this reinsurance contract related to mortality is accounted for as reinsurance. Reinsurance recoverables related to this reinsurance agreement were $21 million and $50 million as of December 31, 2011 and December 31, 2010, respectively. Fees ceded to UPARC in 2011, 2010 and 2009 were $21 million, $102 million and $51 million, respectively. 2011 fees ceded include the recapture of $33 million unearned and supplemental premiums on yearly renewable term mortality risk previously ceded to UPARC. Benefits ceded to UPARC in 2011, 2010 and 2009 were $37 million, $52 million and $48 million respectively. The portion of this reinsurance contract related to the no lapse guarantee provision is accounted for as an embedded derivative. Realized gains (losses) on the no lapse guarantee embedded derivative were $298 million, ($18) million and ($370) million for the years ended December 31, 2011, 2010 and 2009, respectively. The adjustment related to the settlement of the recapture premium discussed above resulted in a realized gain of $37 million in 2011 and was accounted for as a derivative.

PAR U
Effective July 1, 2011, the Company, excluding its subsidiaries, entered into to an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 70% of the all risks associated with its universal protector policies having no lapse guarantees as well as its universal plus policies, with effective dates prior to January 1, 2011. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Under this agreement, an initial reinsurance premium of $2,447 million less a ceding allowance of $1,439 million, was paid to PAR U. Consideration for the amount due to PAR U was transferred on October 31, 2011 but was treated as if settled on the effective date of the coinsurance agreement. The time elapsed between the effective date and the settlement date resulted in a derivative equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The realized loss associated with the settlement of this embedded derivative on October 31, 2011 was $61 million.

Amounts included in the Company's Consolidated Statements of Financial Position at December 31, 2011 were as follows:

                                                       December 31, 2011
                                                       -----------------
                                                       ($ in thousands)
       Reinsurance recoverables.......................    $1,356,705
       Policy loans...................................    $  (36,556)
       Deferred policy acquisition costs..............    $ (127,726)
       Other liabilities (reinsurance payables) /(1)/.    $  153,688

    (1)Includes $135 million of a deferred gain arising from the coinsurance agreement with PAR U effective July 1, 2011.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


Reinsurance amounts included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) in 2011 are as follows:

                                                                        December 31, 2011
                                                                        -----------------
                                                                        ($ in thousands)
Gross premium and policy charges and fee income                             $102,722

Interest credited to policy holder accounts ceded

Policyholders' benefits ceded                                               $ 49,337

Reinsurance expense allowances, net of capitalization and amortization      $ 30,780

Realized capital losses, associated with derivatives                        $(61,398)

PARCC
The Company reinsures 90% of the risk under its term life insurance policies, with effective dates prior to January 1, 2010, exclusive of My Term, ROP Term Life issued through its life insurance subsidiary, and those reinsured by PAR III (see below) through an automatic coinsurance agreement with PARCC. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $2,064 million, and $1,826 million as of December 31, 2011, and December 31, 2010, respectively. Premiums ceded to PARCC in 2011, 2010 and 2009, were $725 million, $785 million and $799 million, respectively. Benefits ceded to PARCC in 2011, 2010 and 2009 were $370 million, $328 million and $295 million, respectively. Reinsurance expense allowances, net of capitalization and amortization were $143 million, $167 million and $171 million for the years ended December 31, 2011, 2010 and 2009, respectively.

PAR TERM
The Company reinsures 95% of the risk under its term life insurance policies with effective dates on or after January 1, 2010, exclusive of My Term, through an automatic coinsurance agreement with PAR TERM. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $248 million and $91 million as of December 31, 2011 and December 31, 2010, respectively. Premiums ceded to PAR TERM were $239 million and $102 million, for the years ended December 31, 2011and December 31, 2010, respectively. Benefits ceded to PAR TERM were $34 million and $16 million, for the years ended December 31, 2011 and December 31, 2010, respectively. Reinsurance expense allowances, net of capitalization and amortization were $44 million and $24 million for the years ended December 31, 2011 and December 31, 2010, respectively.

PAR III
The Company, excluding its subsidiaries, reinsures 90% of the risk under its ROP term life insurance policies with effective dates in 2009 through an automatic coinsurance agreement with PAR III. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $8 million, and $5 million as of December 31, 2011, and December 31, 2010, respectively. Premiums ceded to PAR III were $3 million, $3 million and $2 million for the years ended December 31, 2011, December 31, 2010 and December 31, 2009, respectively. Benefits ceded to PAR III in were $1 million for the year ended December 31, 2011, and less than $1 million for the years ended December 31, 2010 and 2009. Reinsurance expense allowances, net of capitalization and amortization were $1 million for the years ended December 31, 2011, 2010 and 2009.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2011, the Company recaptured a portion of this reinsurance agreement related to its universal plus policies having effective dates prior to January 1, 2011. The Company now reinsures these risks with PAR U discussed above. Reinsurance recoverables related to this agreement were $173 million, and $175 million as of December 31, 2011, and December 31, 2010, respectively. Premiums and fees ceded to Prudential Insurance in 2011, 2010 and 2009 were $223 million, $355 million and $240 million, respectively. Benefits ceded to Prudential in 2011, 2010 and 2009 were $231 million, $263 million and $218 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of these agreements.

The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract. The Company is not relieved of its primary obligation to the policyholders as a result of this agreement. Reinsurance recoverables related to this agreement were $7 million for both years ended December 31, 2011 and December 31, 2010, and $8 million for the year ended December 31, 2009. Benefits ceded were $2 million for the three years ended December 31, 2011, 2010 and 2009.

In December 2010, the Company amended certain of its affiliated reinsurance treaties to change the settlement mode from monthly to annual. As a result of these treaty amendments, the Company was required to pay our reinsurers, Prudential Insurance and UPARC, the premium difference that resulted. Settlement of this premium difference was made by transfers of securities at fair value of $120 million to Prudential Insurance and $35 million to UPARC.

Pruco Reinsurance
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


The following table provides information relating to fees ceded to Pruco Reinsurance ("Pruco Re") under these agreements which are included in "Realized investment (losses) gains, net" on the Unaudited Interim Consolidated Statement of Operations and Comprehensive Income for the dates indicated.

                                                                              Year Ended
                                                                --------------------------------------
                                                                December 31, December 31, December 31,
                                                                    2011         2010         2009
                                                                ------------ ------------ ------------
                                                                            (in thousands)
Pruco Reinsurance
  Effective January 24, 2011
    Highest Daily Lifetime Income ("HDI") (1)                     $ 31,639     $    --      $    --
    Spousal Highest Daily Lifetime Income ("SHDI") (1)              11,940          --           --
  Effective beginning August 24, 2009
    Highest Daily Lifetime 6 Plus ("HD6 Plus") (1)                 152,902      26,306          180
    Spousal Highest Daily Lifetime 6 Plus ("SHD6 Plus") (1)         67,754      11,951           64
  Effective June 30, 2009
    Highest Daily Lifetime 7 Plus ("HD7 Plus")                      17,014      14,516        4,488
    Spousal Highest Daily Lifetime 7 Plus ("SHD7 Plus")              8,951       7,533        2,207
  Effective January 28, 2008
    Highest Daily Lifetime 7 ("HD7")                                11,007      10,343        9,228
    Spousal Highest Daily Lifetime 7 ("SHD7")                        2,660       2,482        2,161
  Effective March 15, 2010
    Guaranteed Return Option Plus II ("GRO Plus II")                 3,595         812           --
  Effective January 28, 2008
    Highest Daily Guaranteed Return Option ("HD GRO")                  609         610          440
    Highest Daily Guaranteed Return Option II ("HD GRO II")          2,885         820           --
  Effective Since 2006
    Highest Daily Lifetime Five ("HDLT5")                            4,690       4,795        4,829
    Spousal Lifetime Five ("SLT5")                                   2,398       2,298        2,053
  Effective Since 2005
    Lifetime Five ("LT5")                                           15,461      15,011       13,614
                                                                  --------     -------      -------
Total Pruco Reinsurance                                           $333,505     $97,477      $39,264
                                                                  --------     -------      -------

    (1)Effective October 1, 2011, PLNJ entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of this rider.

The Company's reinsurance recoverables related to the above product reinsurance agreements were $869 million and ($373) million as of December 31, 2011, and December 31, 2010, respectively. Realized gains (losses) ceded were $908 million, ($479) million and $814 million for the years ended December 31, of 2011, 2010 and 2009, respectively. Changes in realized gains (losses) for the 2011, 2010 and 2009 periods were primarily due to changes in market conditions in the period. The underlying asset as of December 31, 2011 and the contra-asset as of December 31, 2010 are reflected in "Reinsurance recoverables" in the Company's Consolidated Statements of Financial Position.

Taiwan branch reinsurance agreement
On January 31, 2001, the Company transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business, to an affiliate, Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan").

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company.

The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in Taiwan dollars.

Affiliated premiums in 2011, 2010 and 2009 from the Taiwan coinsurance agreement were $74 million, $87 million and $77 million, respectively. Affiliated benefits ceded in 2011, 2010 and 2009 from the Taiwan coinsurance agreement were $22 million and $23 million and $21 million, respectively.

Reinsurance recoverables related to the Taiwan coinsurance agreement were $984 million and $946 million at December 31, 2011and December 31, 2010, respectively.

Deferred Policy Acquisition Costs Ceded to Term Reinsurance Affiliates
In 2009 when implementing a revision to the reinsurance treaties with PARCC, PAR TERM and PAR III, modifications were made affecting premiums. The related impact on the deferral of ceded reinsurance expense allowance did not reflect this change resulting in the understatement of deferred reinsurance expense allowances. During second quarter 2011, the Company recorded the correction, charging $13 million to net DAC amortization which represented the cumulative impact of this change. These adjustments are not material to any previously reported quarterly or annual financial statements.

Affiliated Asset Administration Fee Income
Effective April 1, 2009, the Company amended an existing agreement to add AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc, as a party whereas the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $152.5 million, $51.3 million, and $14.9 million for the years ended December 31, 2011, 2010, and 2009 respectively. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $10.6 million, $10.3 million, and $10.0 for the years ended December 31, 2011, 2010, and 2009, respectively. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income
(Loss).

Affiliated Asset Transfers
The Company buys and sells assets to and from affiliated companies.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


In December 2010, the Company purchased fixed maturity securities from affiliated companies, Prudential Annuities Life Assurance Corporation ("PALAC") and Pruco Re. The securities were purchased from PALAC, at a fair market value of $292 million, and were recorded net of OCI at an amortized cost of $257 million. The securities were purchased from Pruco Re, at a fair market value of $81 million, and were recorded net of OCI at an amortized cost of $76 million. The difference between fair market value and book value of these transfers was accounted for as a net decrease of $40 million to additional paid-in capital in 2010. During first quarter 2011, the Company recorded an out of period adjustment that reclassified the $40 million difference between book value and fair market value from additional paid-in capital to retained earnings. As part of this adjustment, a $14 million reduction to the deferred tax liability was recorded with an offset also reflected in retained earnings to record the tax effect of this activity. These adjustments were not material to any previously reported quarterly or annual financial statements.

In December 2010, the Company amended certain of its affiliated reinsurance treaties to change the settlement mode from monthly to annual. As a result of these treaty amendments, we were required to pay our reinsurers, Prudential Insurance and UPARC, the premium difference that resulted. Settlement of the premium difference with Prudential Insurance was made by transfer of securities that had an amortized cost of $117 million and a fair market value of $120 million. The difference between amortized cost and fair market value was accounted for as an increase of $3 million to additional paid-in capital. Settlement of the premium difference with UPARC was made by transfer of securities of $35 million in 2010, where fair market value approximated amortized cost.

In October 2011, the Company received fixed maturity securities from UPARC, an affiliated company, as consideration for the recapture of previously ceded business. The fair market value of the assets transferred to the Company was $350 million. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative gain of $37 million reflecting changes in market values of the consideration from the effective date through settlement date.

In October 2011, the Company transferred fixed maturity securities to PAR U, an affiliated company, as consideration for the coinsurance agreement with this affiliate. These securities had an amortized cost of $943 million and a fair market value of $1,006 million. The net difference between amortized cost and the fair value was $63 million and was recorded as a realized investment gain on the Company's financial statements. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative loss of $61 million reflecting changes in market values of the consideration from the effective date through settlement date.

In October 2011, the Company sold fixed maturity securities to PAR U, an affiliated company. These securities had an amortized cost of $84 million and a fair market value of $92 million. The net difference between amortized cost and fair market value was $8 million and was accounted for as a realized investment gain on the Company's financial statements.

In November 2011, the Company sold fixed maturity securities to its parent company, Prudential Insurance. These securities had an amortized cost of $41 million and a fair market value of $45 million. The difference between amortized cost and fair market was accounted for as an increase of $3 million to additional paid-in capital, net of taxes in 2011.

In December 2011, the Company sold commercial loan securities to its parent company, Prudential Insurance. These securities had an amortized cost of $19 million and a fair market value of $21 million. The difference between amortized cost and fair market value was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2011.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


In December 2011, the Company sold fixed maturity securities to PARCC, an affiliated company. These securities had an amortized cost of $36 million and a fair market value of $38 million. The net difference between amortized cost and fair value was $2 million and was accounted for as a realized investment gain on the Company's financial statements.

Debt Agreements
The Company has an agreement with an affiliate, Prudential Funding, LLC, which allows the Company to borrow funds for working capital and liquidity needs. The borrowings under this agreement are limited to $900 million. The Company had $114 million in short term debt affiliated with Prudential Financial and $15 million affiliated with Prudential Funding, LLC. as of December 31, 2011, and no borrowings outstanding as of December 31, 2010.

On December 20, 2010, the Company borrowed $650 million from Prudential Insurance. This loan has a fixed interest rate of 3.47% and matures on December 21, 2015. The total related interest expense to the Company was $22.5 million for the year ended December 31, 2011.

On November 15, 2010, the Company borrowed $245 million from Prudential Financial. This loan has a fixed interest rate of 3.01% and matures on November 13, 2015. The total related interest expense to the Company was $7.1 million for the year ended December 31, 2011. On December 15, 2011, the Company repaid $179 million to Prudential Financial as a partial repayment for the $245 million borrowing. The outstanding principle related to this loan was $66 million at December 31, 2011.

On June 20, 2011, the Company entered into a series of four $50 million borrowings with Prudential Financial, totaling $200 million. The loans have fixed interest rates ranging from 1.66% to 3.17% and maturity dates staggered one year apart, from June 19, 2013 to June 19, 2016. The total related interest expense was $2.6 million for the year ended December 31, 2011.

On December 15, 2011, the Company entered into a series of four $53 million borrowings and on December 16, 2011 four $11 million borrowings with Prudential Financial, totaling $256 million. The loans have fixed interest rates ranging from 2.65% to 3.61% and maturity dates staggered one year apart, from December 16, 2013 to December 16, 2016. The total related interest expense was $0.35 million for the year ended December 31, 2011.

Derivative Trades
In the ordinary course of business, the Company enters into over-the-counter ("OTC") derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with external counterparties.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)


The unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 are summarized in the table below:

                                                          Three Months Ended
                                             -------------------------------------------
                                             March 31  June 30   September 30 December 31
                                             -------- ---------  ------------ -----------
                                                            (in thousands)
2011
Total revenues                               $478,756 $ 493,845   $  639,641   $519,442
Total benefits and expenses                   383,055   465,288    1,371,790    265,750
Income (loss) from operations before income
 taxes                                         95,701    28,557     (732,149)   253,692
Net income (loss)                            $ 76,041 $  23,805   $ (434,310)  $201,721
                                             ======== =========   ==========   ========
2010
Total revenues                               $303,046 $ 417,543   $  316,435   $301,970
Total benefits and expenses                   249,047   636,017       (3,243)   (59,811)
Income (loss) from operations before income
 taxes                                         53,999  (218,474)     319,678    361,781
Net income (loss) (1)                        $ 49,112 $(139,086)  $  224,855   $254,004
                                             ======== =========   ==========   ========

    (1)In addition to the impact from the retrospective adoption of which costs relating to acquisition of new or renewal insurance costs qualify for deferral included within the three months ended June 30, 2010 and September 30, 2010, are offsetting impacts of approximately $40 million to income tax benefit and expense, respectively, resulting from revised interim tax calculations.

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company:

In our opinion, the accompanying consolidated statements of financial position and the related statements of operations and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2011 and December 31, 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 1 and 2, of the consolidated financial statements, the Company has restated its previously issued 2011 consolidated statements of cash flows to correct an error. As discussed in Note 2, the Company changed the manner in which it accounts for the cost related to the acquisition or renewal of insurance contracts and the presentation of comprehensive income. Additionally, the Company changed its method of determining and recording other-than-temporary impairment for debt securities on January 1, 2009.

/s/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 9, 2012, except for the effects of the restatement discussed in Notes 1 and 2 and the effects of the adoption of the accounting standard relating to accounting for acquisition costs associated with acquiring or renewing insurance contracts, and the effects of the adoption of the accounting standard related to the presentation of comprehensive income discussed in Note 2, as to which the date is July 20, 2012.

                                    PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)FINANCIAL STATEMENTS

(1) Financial Statements of the Subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2011; the Statement of Operations for the period ended December 31, 2011; the Statements of Changes in Net Assets for the periods ended December 31, 2011 and December 31, 2010; and the Notes relating thereto appear in the statement of additional information. (Part B of the Registration Statement).

(2) Consolidated Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2011 and 2010; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2011, 2010, and 2009; and the Notes to the Consolidated Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(b) Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity
        Account. (Note 2)

(2)     Agreements for custody of securities and similar investments--Not
        Applicable.

(3) (a) Form of Selected Broker Agreement used by PIMS. (Note 3)

    (b) Distribution and Underwriting Agreement between Prudential Annuities
        Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance
        Company (Depositor). (Note 16)

(4) (a) The Prudential Premier Variable Annuity B Series, L Series and X
        Series certificate issued under group annuity contract (including schedule pages for each Series). (Note 1)

    (b) The Prudential Premier Variable Annuity B Series, L Series and X
        Series individual annuity contract (including schedule pages for each Series). (Note 1)

    (c) Guaranteed Minimum Income Benefit Rider. (Note 1)

    (d) Guaranteed Minimum Income Benefit Schedule Supplement. (Note 1)

    (e) Periodic Value Death Benefit Rider. (Note 1)

    (f) Periodic Value Death Benefit Schedule Supplement. (Note 1)

    (g) Combination Roll-up Value and Periodic Value Death Benefit Rider.
        (Note 1)

    (h) Combination Roll-up Value Death Benefit Schedule Supplement. (Note 1)

    (i) Guaranteed Minimum Payments Benefit Rider. (Note 1)

    (j) Guaranteed Minimum Payments Benefit Schedule Supplement. (Note 1)

    (k) Enhanced Dollar Cost Averaging Rider. (Note 1)

    (l) Enhanced Dollar Cost Averaging Schedule Supplement. (Note 1)

    (m) Longevity Credit Rider. (Note 1)

    (n) Individual Retirement Annuity Endorsement. (Note 1)

    (o) Roth Individual Retirement Annuity Endorsement. (Note 1)

    (p) 403(b) Annuity Endorsement. (Note 1)

    (q) Medically Related Surrender Provision Endorsement. (Note 1)

    (r) Endorsement Rider: Joint and Survivor Guaranteed Minimum Payments
        Benefit (Spousal Lifetime Five) (Note 12)

    (s) Highest Daily lifetime Five Benefit Rider (Enhanced) (Note 14)

    (t) (Highest Daily Lifetime Five Schedule Supplement) (Note 15)

    (u) Highest Daily Lifetime Seven Benefit Rider (Note 16)

    (v) Rider for Highest Daily Lifetime Seven with Beneficiary Income Option
        (Note 18)

    (w) Rider for Highest Daily Lifetime Seven with Lifetime Income
        Accelerator (Note 18)

    (x) Schedule Supplement for Highest Daily Lifetime Seven with Beneficiary
        Income Option (Note 18)

    (y) Schedule Supplement for Highest Daily Lifetime Seven with Lifetime
        Income Accelerator (Note 18)

    (z) Highest Daily Lifetime 7 Plus Benefit Rider. (Note 19)

   (aa) Schedule Supplement for Highest Daily Lifetime 7 Plus. (Note 19)

   (ab) Highest Daily Lifetime Seven Benefit Schedule Supplement. (Note 19)

   (ac) Highest Daily Lifetime Five Benefit Schedule Supplement. (Note 19)

   (ad) Beneficiary Annuity Endorsement. (Note 19)

   (ae) Beneficiary Individual Retirement Annuity Endorsement. (Note 19)

   (af) Beneficiary Roth Individual Retirement Annuity Endorsement. (Note 19)

   (ag) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit
        Rider. (Note 19)

   (ah) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule
        Supplement. (Note 19)

   (ai) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator
        Benefit Rider. (Note 19)

   (aj) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator
        Schedule Supplement. (Note 19)

   (ak) Highest Daily Lifetime 6 Plus schedule (SCH-HD6-8/09) (Note 20)

   (al) Highest Daily Lifetime 6 Plus Rider (RID-HD6-8/09) (Note 20)

   (am) Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule
        (SCH-HD6-LIA-8/09) (Note 20)

   (an) Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09)
        (Note 20)

   (ao) Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) (Note 21)

   (ap) Highest Daily GRO II Benefit Schedule (SCH-HD GRO-11/09) (Note 21)

   (aq) Highest Daily GRO CAP Benefit Schedule (SCH-HDGROCAP-11/09) (Note 21)

   (ar) Form of Highest Daily GRO II Benefit Schedule Supplement
        (P-SCH-HDGRO(11/09)((8/10)) (Note 23)

   (as) Form of Highest Daily GRO Benefit Schedule Supplement
        (P-SCH-HDGROCAP(11-09)(8/10)) (Note 23)

(5) (a) Application form for the Contract. (Note 13)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 4)

    (b) By-laws of Pruco Life Insurance Company, as amended through May 6,
        1997. (Note 5)

(7)     Contract of reinsurance in connection with variable annuity contracts:

    (a) Coinsurance Agreement for LT5WB. (Note 1)

    (b) Coinsurance Agreement for SLT5. (Note 13)

    (c) Coinsurance Agreement for HDLT5. (Note 15)

    (d) Amendment 1 to Coinsurance Agreement for LT5WB. (Note 22)

    (e) Amendment 1 to Coinsurance Agreement for HDLT5. (Note 22)

    (f) Amendment 2 to Coinsurance Agreement for HDLT5. (Note 22)

    (g) Coinsurance Agreement for HD6+. Filed (Note 22)

    (h) Coinsurance Agreement for HD7+. Filed (Note 22)

    (i) Coinsurance Agreement for HD7. Filed (Note 22)

    (j) Coinsurance Agreement for HD GRO. (Note 22)

    (k) Amendment 1 to Coinsurance Agreement for HD GRO. (Note 22)

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

        (a)Form of Fund Participation Agreement. (Note 6)

        (b)Sample Rule 22C-2 Agreement. (Note 16)

(9)       Opinion of Counsel. (Note 22)

(10)      Written Consent of Independent Registered Public Accounting Firm.
          Filed Herewith.

(11)      All financial statements omitted from Item 23, Financial
          Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)      Powers of Attorney.

    (a)   James J. Avery, Jr. (Note 17)

    (b)   Bernard J. Jacob (Note 17)

    (c)   Thomas J. Diemer, Robert M. Falzon. (Note 22)

    (d)   Yanela C. Frias (Note 24)

    (e)   Robert F. O'Donnell (Note 25)

(Note 1) Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium
          Variable Annuity Account.

(Note 2) Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium
          Variable Annuity Account.

(Note 3)  Incorporated by reference to Post-Effective Amendment No. 6 to Form
          N-4, Registration No.333-06701, filed April 15, 1999 on behalf of the
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the
          Pruco Life Variable Appreciable Account.

(Note 5) Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 6) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium
          Variable Annuity Account.

(Note 7) Incorporated by reference to the initial registration on Form N-4, Registration No. 333-37728, filed May 24, 2000 on behalf of the Pruco
          Life Flexible Premium Variable Annuity Account.

(Note 8)  Incorporated by reference to Post-Effective Amendment No. 2 to Form
          S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the
          Pruco Life Variable Appreciable Account.

(Note 9) Incorporated by reference to Form S-6, Registration No. 333-49332, filed November 3, 2000 on behalf of the Pruco Life Variable Universal
          Account.

(Note 10) Incorporated by reference to Post-Effective Amendment No. 39, Form
          N-4 to Registration No. 333-37728, filed November 14, 2003 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11) Incorporated by reference to Post-Effective Amendment No. 14, Form
          N-4, Registration No.: 333-37728, filed November 15, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12) Incorporated by reference to Post-Effective Amendment No. 9, Form
          N-4, Registration No.: 333-75702, filed December 9, 2005 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 13) Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4,
          Registration No. 333-130989, filed April 14, 2006 on behalf of Pruco
          Life Flexible Premium Variable Annuity Account.

(Note 14) Incorporated by reference to Post-Effective Amendment No. 1, Form
          N-4, Registration No. 333-130989, filed October 6, 2006 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 15) Incorporated by reference to Post-Effective Amendment No. 18 to Form
          N-4, Registration No. 333-75702 on behalf of Pruco Life Flexible
          Premium Variable Annuity Account.

(Note 16) Incorporated by reference to Post-Effective Amendment No. 9, Form
          N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 17) Incorporated by reference to Post-Effective Amendment No. 10, Form
          N-4, Registration No. 333-130989, filed April 15, 2008 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 18) Incorporated by reference to Post-Effective Amendment No. 14 to
          Registration No. 333-130989, filed October 31, 2008 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 19) Incorporated by reference to Post-Effective Amendment No. 17 to
          Registration No. 333-130989, filed January 28, 2009 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 20) Incorporated by reference to Post-Effective Amendment No. 21, Form
          N-4, Registration No. 333-130989, filed June 1, 2009 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 21) Incorporated by reference to Post-Effective Amendment No. 23 to Form
          N-4, Registration No. 333-130989, filed August 27, 2009 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 22) Incorporated by reference to Post-Effective Amendment No. 25 to Form
          N-4, Registration No. 333-130989, filed April 16, 2010 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 23) Incorporated by reference to Post-Effective Amendment No. 26 to Form
          N-4, Registration No. 333-130989, filed July 1, 2010 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 24) Incorporated by reference to Post-Effective Amendment No.30, Form
          N-4, Registration No. 333-130989, filed December 8, 2011 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 25) Incorporated by reference to Post-Effective No. 32, Form N-4,
          Registration No.333-130989 filed July 24, 2012 on behalf of Pruco
          Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (engaged directly or indirectly in Registrant's variable annuity business):

The directors and major officers of Pruco Life are listed below:


Name and Principal Business Address      Position and Offices with Depositor
-----------------------------------      ------------------------------------

James J. Avery, Jr.                      Director
213 Washington Street
Newark, New Jersey 07102-2992

Thomas J. Diemer                         Vice President, Director,
213 Washington Street                    Chief Accounting Officer, and
Newark, New Jersey 07102-2992            Chief Financial Officer

Joseph D. Emanuel                        Vice President, Chief Legal Officer,
One Corporate Drive                      and Secretary
Shelton, Connecticut 06484-6208

Robert M. Falzon                         Director and Treasurer
213 Washington Street
Newark, New Jersey 07102-2992

Yanela C. Frias                          Director
213 Washington Street
Newark, New Jersey 07102-2917

Sarah J. Hamid                           Senior Vice President, Chief
751 Broad Street                         Actuary, and Appointed Actuary
Newark, New Jersey 07102-3714

Bernard J. Jacob                         Director
213 Washington Street
Newark, New Jersey 07102-2992

James M. O'Connor                        Senior Vice President and Actuary
200 Wood Avenue South
Iselin, New Jersey 08830-2706

Robert F. O'Donnell                      Director, Chief Executive Officer,
One Corporate Drive                      and President
Shelton, Connecticut 06484-6208

Kent D. Sluyter                          Senior Vice President
213 Washington Street
Newark, New Jersey 07102-2992

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed in the Exhibits to the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed during February of 2012, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS


As of October 31, 2012, there were 19,935 Qualified owners of the B series, 9,049 Non-Qualified owners of the B series, 17,117 Qualified owners of the L series, 9,727 Non-Qualified owners of the L series, and 29,436 Qualified owners of the X series, 11,482 Non-Qualified owners of the X series.


ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the Directors and Officers of PAD is set forth below:

                                POSITIONS AND OFFICES
NAME                               WITH UNDERWRITER
----                           ------------------------
Timothy S. Cronin              Senior Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Thomas J. Diemer               Senior Vice President
213 Washington Street          and Director
Newark, New Jersey 07102-2992

Robert Falzon                  Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Bruce Ferris                   Executive Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

George M. Gannon               President, Chief
2101 Welsh Road                Executive Officer, Chief
Dresher, Pennsylvania          Operations Officer and
19025-5001                     Director

Jacob M. Herschler             Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Patricia L. Kelley             Senior Vice President,
One Corporate Drive            Chief Compliance Officer
Shelton, Connecticut           and Director
06484-6208

Steven P. Marenakos            Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Yvonne Rocco                   Senior Vice President
213 Washington Street
Newark, New Jersey 07102-2992

Steven Weinreb                 Chief Financial Officer
213 Washington Street          and Controller
Newark, New Jersey 07102-2917

William D. Wilcox              Vice President,
One Corporate Drive            Secretary and Chief
Shelton, Connecticut           Legal Officer
06484-6208

                                    Net Underwriting Discounts Compensation on  Brokerage
Name of Principal Underwriter            and Commissions         Redemption    Commissions Compensation
-----------------------------       -------------------------- --------------- ----------- ------------
Prudential Annuities
  Distributions, Inc*..............       $1,075,327,764            $-0-          $-0-         $-0-

--------
* PAD did not retain any of these commissions

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31

(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 7th day of December 2012.


             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  Registrant

                       By: Pruco Life Insurance Company
                                   Depositor

/s/ Robert F. O'Donnell
-------------------------
Robert F. O'Donnell
President and Chief
Executive Officer

                         PRUCO LIFE INSURANCE COMPANY
                                   Depositor

By:  /s/ Robert F. O'Donnell
     -------------------------
     Robert F. O'Donnell
     President and Chief
     Executive Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signature                               Title                          Date
---------             ------------------------------------------ -----------------
Robert F. O'Donnell*  Chief Executive Officer, President and     December 7, 2012
--------------------- Director
Robert F. O'Donnell

Thomas J. Diemer*     Chief Financial Officer, Chief Accounting  December 7, 2012
--------------------- Officer, Vice President and Director
Thomas J. Diemer

James J. Avery, Jr.*  Director                                   December 7, 2012
---------------------
James J. Avery, Jr.

Robert M. Falzon*     Director                                   December 7, 2012
---------------------
Robert M. Falzon

Yanela C. Frias*      Director                                   December 7, 2012
---------------------
Yanela C. Frias

Bernard J. Jacob*     Director                                   December 7, 2012
---------------------
Bernard J. Jacob

By:/s/ Lynn K. Stone
---------------------
Lynn K. Stone


* Executed by Lynn K. Stone on behalf of those indicated pursuant to Power of Attorney.

                                   Exhibits

(b)(10)    Written Consent of Independent Registered Public Accounting Firm.